As filed with the SEC on August 26, 2010.
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-04419
TRANSAMERICA SERIES TRUST
(Exact Name of Registrant as Specified in Charter)
570 Carillon Parkway, St. Petersburg, Florida 33716
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (727) 299-1800
Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and Address of Agent for Service)
Date of fiscal year end: December 31
Date of reporting period: January 1, 2010 — June 30, 2010

Transamerica Series Trust Semi-Annual Report
570 Carillon Parkway
St. Petersburg, FL 33716
Distributor: Transamerica Capital, Inc.
Customer Service: 1-800-851-9777
The following pages contain the most recent semi-annual reports for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.
If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Dear Fellow Shareholder,
On behalf of Transamerica Series Trust, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.
This semi-annual report is provided to you with the intent of presenting a comprehensive review of the investments of each of your funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe this report to be an important part of the investment process. In addition to providing a comprehensive review, this report also provides a discussion of accounting policies as well as matters presented to shareholders that may have required their vote.
We believe it is important to recognize and understand current market conditions in order to provide a context for reading this report. During the past six months, markets have oscillated as investor sentiment has shifted from optimism regarding economic recovery to concern over global government debt levels and high unemployment rates. After an initial sell-off in January, the equity markets generally exhibited positive results until a sharp sell-off was triggered in May based in part on concerns regarding European government debt, particularly in Greece. Fixed-income markets have generally fared better than equities, although there has been a modest flight to quality within the fixed-income markets which has resulted in some sell-off in more credit-sensitive sectors. Given concerns over European debt levels and the ultimate strength of a global economic recovery, the U.S. dollar has strengthened in a flight to quality versus the Euro and British Pound Sterling, while weakening against the Japanese Yen. Oil prices have remained in a trading range for the past six months. The Federal Reserve continues to keep the federal funds rate in a range of 0%-0.25% in an effort to support the economy. Year-to-date, equities have struggled to produce any gains while fixed-income sectors have generally produced modestly positive results. For the six months ending June 30, 2010, the Dow Jones Industrial Average returned (5.00%), the Standard & Poor’s 500 Index returned (6.65%), and the Barclays Capital U.S. Aggregate Bond Index returned 5.33%. Please keep in mind it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial adviser is a key resource to help you build a complete picture of your current and future financial needs. Financial advisers are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial adviser, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.
Please contact your financial adviser if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.
Sincerely,

John K. Carter	Christopher A. Staples
Chairman of the Board,	Vice President & Chief Investment Officer
President & Chief Executive Officer	Transamerica Series Trust
Transamerica Series Trust

Transamerica AEGON High Yield Bond VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (a)	Value	During Period (a)	Expense Ratio

Transamerica AEGON High Yield Bond VP
Initial Class	$1,000.00	$1,027.60	$3.87	$1,020.98	$3.86	0.77%
Service Class	1,000.00	1,026.10	5.12	1,019.74	5.11	1.02

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Corporate Debt Securities	90.9%
Securities Lending Collateral	14.1
Repurchase Agreement	2.9
Preferred Corporate Debt Securities	1.7
Common Stock	1.0
Loan Assignments	1.0
Preferred Stock	0.3
Other Assets and Liabilities — Net	(11.9)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica AEGON High Yield Bond VP
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

PREFERRED CORPORATE DEBT SECURITIES - 1.7%
Commercial Banks - 0.4%
ABN Amro North American Holding Preferred Capital Repackage Trust I
6.52%, 11/08/2012 - 144A * Ž	$900	$711
Diversified Financial Services - 0.4%
JPMorgan Chase & Co. — Series 1
7.90%, 04/30/2018 * Ž	630	649
Insurance - 0.9%
Lincoln National Corp.
7.00%, 05/17/2066 *	1,700	1,415

Total Preferred Corporate Debt Securities (cost $2,836)		2,775

CORPORATE DEBT SECURITIES - 90.9%
Aerospace & Defense - 3.4%
Alliant Techsystems, Inc.
6.75%, 04/01/2016	680	666
BE Aerospace, Inc.
8.50%, 07/01/2018	575	604
Bombardier, Inc.
7.50%, 03/15/2018 - 144A	140	144
7.75%, 03/15/2020 - 144A	400	415
DAE Aviation Holdings, Inc.
11.25%, 08/01/2015 - 144A	125	124
Hawker Beechcraft Acquisition Co., LLC
8.50%, 04/01/2015 ^	2,025	1,622
Hexcel Corp.
6.75%, 02/01/2015	1,175	1,152
Spirit Aerosystems, Inc.
7.50%, 10/01/2017	435	426
Triumph Group, Inc.
8.63%, 07/15/2018 - 144A	450	459
Auto Components - 0.3%
Lear Corp.
7.88%, 03/15/2018	365	366
8.13%, 03/15/2020 ^	140	140
Automobiles - 0.1%
Motors Liquidation Co.
7.13%, 07/15/2013 ^ Џ	130	39
7.20%, 01/15/2011 Џ	500	151
8.10%, 06/15/2024 Џ	175	52
Automotive Parts & Equipment - 0.1%
ArvinMeritor, Inc.
8.13%, 09/15/2015 ^	250	240
Beverages - 0.9%
Constellation Brands, Inc.
7.25%, 05/15/2017 ^	1,000	1,014
Cott Beverages, Inc.
8.38%, 11/15/2017 - 144A	385	389
Building Products - 2.0%
Masco Corp.
7.75%, 08/01/2029	900	868
Ply Gem Industries, Inc.
11.75%, 06/15/2013	1,770	1,849
13.13%, 07/15/2014 - 144A	600	608
Chemicals - 2.8%
Huntsman International LLC
5.50%, 06/30/2016 - 144A ^	1,710	1,496
8.63%, 03/15/2020 - 144A	350	324
LBI Escrow Corp.
8.00%, 11/01/2017 - 144A	475	489
Nova Chemicals Corp.
3.75%, 11/15/2013 *	1,000	918
8.38%, 11/01/2016	1,340	1,333
8.63%, 11/01/2019	100	99
Commercial Services & Supplies - 1.9%
Aramark Corp.
8.50%, 02/01/2015	400	404
Ceridian Corp.
12.25%, 11/15/2015 Ω	1,000	900
Hertz Corp.
8.88%, 01/01/2014	900	911
Koppers, Inc.
7.88%, 12/01/2019	1,000	1,010
World Color USA Corp.
6.13%, 11/15/2013 Ә	690	w
Computers & Peripherals - 0.8%
Seagate Technology HDD Holdings, Inc.
6.80%, 10/01/2016	1,440	1,397
Consumer Finance - 1.9%
American General Finance Corp.
5.85%, 06/01/2013	2,300	2,024
6.90%, 12/15/2017	1,360	1,083
Containers & Packaging - 1.8%
Ball Corp.
6.75%, 09/15/2020	350	354
Cascades, Inc.
7.88%, 01/15/2020	750	746
Graphic Packaging International, Inc.
9.50%, 08/15/2013	705	717
Owens-Brockway Glass Container, Inc.
7.38%, 05/15/2016	585	610
Sealed Air Corp.
6.88%, 07/15/2033 - 144A	650	601
Diversified Consumer Services - 2.0%
Ford Holdings LLC
9.30%, 03/01/2030	1,625	1,633
Service Corp., International
7.00%, 06/15/2017	1,660	1,635
Diversified Financial Services - 6.1%
Ally Financial, Inc.
6.75%, 12/01/2014	1,550	1,500
8.00%, 03/15/2020 - 144A	650	635
CIT Group, Inc.
7.00%, 05/01/2013-05/01/2017 ^	2,000	1858
7.00%, 05/01/2016	1,850	1,687
Ford Motor Credit Co., LLC
7.00%, 04/15/2015 ^	675	668
8.13%, 01/15/2020 ^	475	485
New Communications Holdings, Inc.
8.50%, 04/15/2020 - 144A	630	632
8.75%, 04/15/2022 - 144A	525	525
Nuveen Investments, Inc.
10.50%, 11/15/2015	2,260	1,965
Reynolds Group Issuer, Inc.
8.50%, 05/15/2018 - 144A	230	226
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica AEGON High Yield Bond VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

Diversified Telecommunication Services - 4.9%
Cincinnati Bell, Inc.
7.00%, 02/15/2015	$450	$422
Frontier Communications Corp.
8.13%, 10/01/2018 ^	630	626
Intelsat Corp.
9.25%, 06/15/2016	450	473
Qwest Communications International, Inc.-Series B
7.50%, 02/15/2014	500	501
Qwest Communications International, Inc.
7.50%, 02/15/2014	1,150	1,153
Sprint Capital Corp.
6.90%, 05/01/2019	500	453
8.75%, 03/15/2032	2,725	2,601
Windstream Corp.
8.63%, 08/01/2016	1,805	1,819
Electric Utilities - 5.0%
AES Red Oak LLC — Series B
9.20%, 11/30/2029	200	194
Dynegy Holdings, Inc.
7.50%, 06/01/2015	680	538
7.75%, 06/01/2019	2,685	1,855
Elwood Energy LLC
8.16%, 07/05/2026	1,244	1,176
Intergen NV
9.00%, 06/30/2017 - 144A	1,700	1,692
LSP Energy, LP
8.16%, 07/15/2025	1,250	929
Texas Competitive Electric Holdings Co., LLC — Series A
10.25%, 11/01/2015 ^	2,875	1,897
Electronic Equipment & Instruments - 1.0%
NXP BV
7.88%, 10/15/2014	1,775	1,629
Food & Staples Retailing - 1.3%
Rite Aid Corp.
7.50%, 03/01/2017 ^	1,500	1,328
SUPERVALU, Inc.
8.00%, 05/01/2016	870	861
Food Products - 2.8%
Del Monte Corp.
6.75%, 02/15/2015	605	613
Dole Food Co., Inc.
8.00%, 10/01/2016 - 144A	1,130	1,132
Michael Foods, Inc.
9.75%, 07/15/2018 - 144A	900	925
Smithfield Foods, Inc.
7.75%, 07/01/2017	1,000	955
Tyson Foods, Inc.
7.85%, 04/01/2016 ^	1,000	1,088
Health Care Equipment & Supplies - 0.9%
Cooper Cos., Inc.
7.13%, 02/15/2015	1,505	1,509
Health Care Providers & Services - 4.2%
Community Health Systems, Inc.
8.88%, 07/15/2015	1,515	1,562
HCA, Inc.
9.25%, 11/15/2016	2,715	2,877
Omnicare, Inc.
6.13%, 06/01/2013	1,250	1,238
6.88%, 12/15/2015	175	175
U.S. Oncology, Inc.
9.13%, 08/15/2017	1,000	1,028
Hotels, Restaurants & Leisure - 8.0%
Firekeepers Development Authority
13.88%, 05/01/2015 - 144A	1,300	1,502
Fontainebleau Las Vegas Holdings LLC
10.25%, 06/15/2015 - 144A Џ	900	3
GWR Operating Partnership LLP
10.88%, 04/01/2017 - 144A	550	547
Harrah’s Operating Co., Inc.
10.00%, 12/15/2018 ^	1,000	820
12.75%, 04/15/2018 - 144A	1,250	1,194
MGM Resorts International
7.50%, 06/01/2016 ^	1,510	1,189
10.38%, 05/15/2014 ^	170	185
11.38%, 03/01/2018 - 144A ^	1,195	1,123
Mohegan Tribal Gaming Authority
6.13%, 02/15/2013	940	761
Royal Caribbean Cruises, Ltd.
6.88%, 12/01/2013	400	389
7.00%, 06/15/2013 ^	725	721
Seneca Gaming Corp.
7.25%, 05/01/2012	1,784	1,743
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 05/15/2018	655	655
7.15%, 12/01/2019	500	506
WMG Acquisition Corp.
9.50%, 06/15/2016	750	799
Wynn Las Vegas Capital Corp.
6.63%, 12/01/2014 ^	850	853
Household Durables - 4.6%
Beazer Homes USA, Inc.
9.13%, 06/15/2018	475	439
12.00%, 10/15/2017	1,000	1,098
D.R. Horton, Inc.
5.25%, 02/15/2015	650	619
Jarden Corp.
7.50%, 05/01/2017	1,205	1,181
K. Hovnanian Enterprises, Inc.
10.63%, 10/15/2016 ^	1,000	1,000
KB Home
9.10%, 09/15/2017	1,025	1,007
Meritage Homes Corp.
6.25%, 03/15/2015	830	784
Mohawk Industries, Inc.
6.88%, 01/15/2016	1,000	1,018
Standard Pacific Corp.
8.38%, 05/15/2018	225	214
Independent Power Producers & Energy Traders - 3.0%
AES Corp.
8.00%, 10/15/2017	500	505
Edison Mission Energy
7.00%, 05/15/2017	3,090	1,977
7.20%, 05/15/2019	1,000	615
NRG Energy, Inc.
7.38%, 01/15/2017	350	347
7.38%, 02/01/2016 ^	1,545	1,537
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica AEGON High Yield Bond VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

Insurance - 1.1%
Genworth Financial, Inc.
6.15%, 11/15/2066*	$650	$444
Liberty Mutual Group, Inc.
10.75%, 06/15/2058 - 144A*	1,275	1,377
IT Services - 2.6%
SunGard Data Systems, Inc.
9.13%, 08/15/2013	1,545	1,570
Unisys Corp.
12.50%, 01/15/2016	200	216
14.25%, 09/15/2015 - 144A	2,000	2,310
Machinery - 0.7%
Case New Holland, Inc.
7.88%, 12/01/2017 - 144A ^	275	277
Navistar International Corp.
8.25%, 11/01/2021 ^	870	883
Media - 4.0%
Bonten Media Acquisition Co.
9.00%, 06/01/2015 - 144A Ω	72	42
Cablevision Systems Corp.
7.75%, 04/15/2018	120	120
8.00%, 04/15/2020 ^	150	152
CCO Holdings LLC
7.88%, 04/30/2018 - 144A	350	352
8.13%, 04/30/2020 - 144A	90	92
Cengage Learning Acquisitions, Inc.
10.50%, 01/15/2015 - 144A	100	93
Clear Channel Communications, Inc.
10.75%, 08/01/2016 ^	325	228
Clear Channel Worldwide Holdings, Inc.
9.25%, 12/15/2017 - 144A	975	978
CSC Holdings LLC
8.50%, 04/15/2014	1,585	1,653
DISH DBS Corp.
7.75%, 05/31/2015	1,250	1,287
Nexstar Broadcasting, Inc.
8.88%, 04/15/2017 - 144A	450	452
Umbrella Acquisition, Inc.
9.75%, 03/15/2015 - 144A ^ Ω	1,413	1,177
Metals & Mining - 1.4%
Steel Dynamics, Inc.
7.38%, 11/01/2012 ^	1,000	1,035
U.S. Steel Corp.
7.00%, 02/01/2018	775	766
7.38%, 04/01/2020 ^	450	445
Multiline Retail - 2.5%
Bon-Ton Department Stores, Inc.
10.25%, 03/15/2014 ^	1,500	1,473
JC Penney Corp., Inc.
7.95%, 04/01/2017	1,250	1,388
Macy’s Retail Holdings, Inc.
5.75%, 07/15/2014 ^	1,300	1,307
Oil, Gas & Consumable Fuels - 8.5%
Chesapeake Energy Corp.
6.38%, 06/15/2015 ^	615	635
6.63%, 01/15/2016	250	254
7.00%, 08/15/2014	615	625
Connacher Oil and Gas, Ltd.
10.25%, 12/15/2015 - 144A	800	790
Consol Energy, Inc.
8.00%, 04/01/2017 - 144A	225	232
8.25%, 04/01/2020 - 144A	200	209
Continental Resources, Inc.
8.25%, 10/01/2019	600	627
El Paso Corp.
7.25%, 06/01/2018	700	702
8.25%, 02/15/2016	545	571
Forest Oil Corp.
7.25%, 06/15/2019	470	454
Hilcorp Energy I, LP
8.00%, 02/15/2020 - 144A	270	267
Kinder Morgan Finance Co.
5.70%, 01/05/2016	1,000	955
Linn Energy LLC Finance Corp.
8.63%, 04/15/2020 - 144A	720	737
Newfield Exploration Co.
6.63%, 09/01/2014	890	896
6.88%, 02/01/2020	175	170
Opti Canada, Inc.
8.25%, 12/15/2014	2,250	1,957
Pioneer Natural Resources Co.
6.65%, 03/15/2017	400	402
6.88%, 05/01/2018	1,085	1,089
Plains Exploration & Production Co.
7.00%, 03/15/2017	1,310	1,250
Tesoro Corp.
6.63%, 11/01/2015	625	586
Whiting Petroleum Corp.
7.00%, 02/01/2014	600	612
Paper & Forest Products - 4.1%
Domtar Corp.
10.75%, 06/01/2017	950	1,140
Georgia-Pacific LLC
7.13%, 01/15/2017 - 144A	965	984
8.00%, 01/15/2024	495	525
Smurfit Kappa Funding PLC
7.75%, 04/01/2015	280	277
Verso Paper Holdings LLC — Series B
11.38%, 08/01/2016 ^	1,138	970
Westvaco Corp.
8.20%, 01/15/2030	625	659
Weyerhaeuser Co.
7.38%, 03/15/2032	2,100	2,075
Pharmaceuticals - 0.3%
Valeant Pharmaceuticals International
7.63%, 03/15/2020 - 144A	450	531
Real Estate Investment Trusts - 1.8%
Host Hotels & Resorts, LP
7.13%, 11/01/2013	575	579
9.00%, 05/15/2017 ^	340	364
iStar Financial, Inc.
5.88%, 03/15/2016	2,850	1,995
Real Estate Management & Development - 1.1%
Realogy Corp.
10.50%, 04/15/2014 ^	2,080	1,763
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica AEGON High Yield Bond VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

Semiconductors & Semiconductor Equipment - 0.5%
Freescale Semiconductor, Inc.
9.13%, 12/15/2014 Ω	$477	$427
9.25%, 04/15/2018 - 144A	475	469
Software - 0.6%
First Data Corp.
9.88%, 09/24/2015 ^	30	23
11.25%, 03/31/2016 ^	1,605	987
Specialty Retail - 0.4%
Blockbuster, Inc.
11.75%, 10/01/2014 - 144A ^	882	573
Claire’s Stores, Inc.
9.25%, 06/01/2015	188	161
Textiles, Apparel & Luxury Goods - 1.2%
Jones Apparel Group, Inc.
6.13%, 11/15/2034	750	601
Levi Strauss & Co.
7.63%, 05/15/2020 - 144A	240	235
8.88%, 04/01/2016	840	869
Phillips-Van Heusen Corp.
7.38%, 05/15/2020 ^	310	313
Wireless Telecommunication Services - 0.3%
Nextel Communications, Inc. — Series D
7.38%, 08/01/2015 ^	575	546

Total Corporate Debt Securities (cost $149,964)		149,977

	Shares	Value

PREFERRED STOCK - 0.3%
Diversified Financial Services - 0.3%
Ally Financial, Inc. 7.00% - 144A	707	550
Total Preferred Stock (cost $223)

COMMON STOCK - 1.0%
Containers & Packaging - 1.0%
Smurfit-Stone Container Corp. ‡ ^	65,240	1,615
Total Common Stock (cost $1,456)

	Principal	Value

LOAN ASSIGNMENTS - 1.0%
Commercial Services & Supplies - 0.0% ∞
Dayco Products, LLC § ‡
0.00%, 12/31/2011	$1,210	$18
Media - 1.0%
Young Broadcasting, Inc. §
4.75%, 11/03/2012	1,627	1,551

Total Loan Assignments (cost $2,746)		1,569

	Shares	Value

SECURITIES LENDING COLLATERAL - 14.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.25% ▲	23,138,913	23,139
Total Securities Lending Collateral (cost $23,139)

	Principal	Value

REPURCHASE AGREEMENT - 2.9%
State Street Bank & Trust Co.
0.00% ▲, dated 06/30/2010, to be repurchased at $4,706 on 07/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $4,801.	$4,706	4,706
Total Repurchase Agreement (cost $4,706)
Total Investment Securities (cost $185,070) #		184,331
Other Assets and Liabilities — Net		(19,723)

Net Assets		$164,608

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 06/30/2010.

Ž	The security has a perpetual maturity. The date shown is the next call date.

^	All or a portion of this security is on loan. The value of all securities on loan is $22,667.

Џ	In default.

Ә	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of less than $0.00, or less than 0.00% of the fund’s net assets.

w	Amount rounds to less than $1.

Ω	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.

§	Illiquid. This security had a market value of $1,569, or 0.96% of the fund’s net assets.

▲	Rate shown reflects the yield at 06/30/2010.

‡	Non-income producing security.

∞	Percentage rounds to less than 0.1%.

#	Aggregate cost for federal income tax purposes is $185,070. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $5,770 and $6,509, respectively. Net unrealized depreciation for tax purposes is $739.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica AEGON High Yield Bond VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
DEFINITION:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2010, these securities aggregated $28,623, or 17.39%, of the fund’s net assets.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Financials	$550	$—	$—	$550
Equities — Materials	1,615	—	—	1,615
Fixed Income — Consumer Discretionary	—	37,429	—	37,429
Fixed Income — Consumer Staples	—	8,305	—	8,305
Fixed Income — Energy	—	14,020	—	14,020
Fixed Income — Financials	—	22,586	—	22,586
Fixed Income — Health Care	—	8,920	—	8,920
Fixed Income — Industrials	—	12,754	—	12,754
Fixed Income — Information Technology	—	7,399	—	7,399
Fixed Income — Materials	—	16,563	—	16,563
Fixed Income — Telecommunication Services	—	13,082	—	13,082
Fixed Income — Utilities	—	13,263	—	13,263
Cash & Cash Equivalent — Repurchase Agreement	—	4,706	—	4,706
Cash & Cash Equivalent — Securities Lending Collateral	23,139	—	—	23,139

Total	$25,304	$159,027	$—	$184,331
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica AEGON High Yield Bond VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $180,364) (including securities loaned of $22,667)	$179,625
Repurchase agreement, at value (cost: $4,706)	4,706
Receivables:
Investment securities sold	711
Shares sold	220
Interest	3,406
Securities lending income (net)	7

188,675

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	192
Shares redeemed	551
Management and advisory fees	93
Distribution and service fees	7
Trustees fees	1
Transfer agent fees	1
Administration fees	3
Printing and shareholder reports fees	10
Audit and tax fees	15
Other	55
Collateral for securities on loan	23,139

24,067

Net assets	$164,608

Net assets consist of:
Capital stock ($.01 par value)	$201
Additional paid-in capital	175,153
Undistributed net investment income	34,143
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	(44,150)
Net unrealized appreciation (depreciation) on:
Investment securities	(739)

Net assets	$164,608

Net assets by class:
Initial Class	$134,098
Service Class	30,510
Shares outstanding:
Initial Class	16,403
Service Class	3,694
Net asset value and offering price per share:
Initial Class	$8.18
Service Class	8.26
STATEMENT OF OPERATIONS
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income	$62
Interest income	7,637
Securities lending income (net)	7

7,706

Expenses:
Management and advisory	564
Printing and shareholder reports	18
Custody	48
Administration	18
Legal	5
Audit and tax	14
Trustees	4
Transfer agent	2
Distribution and service:
Service Class	36
Other	2

Total expenses	711

Net investment income	6,995

Net realized gain (loss) on transactions from:
Investment securities	8,824
Foreign currency transactions	(66)

8,758

Net decrease in unrealized appreciation (depreciation) on:
Investment securities	(10,721)
Translation of assets and liabilities denominated in foreign currencies	22

Change in unrealized appreciation (depreciation)	(10,699)

Net realized and unrealized loss	(1,941)

Net increase in net assets resulting from operations	$5,054

The notes to the financial statements are an integral part of this report

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica AEGON High Yield Bond VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2010	December 31,
	(unaudited)	2009
From operations:
Net investment income	$6,995	$27,141
Net realized gain (loss) from investment securities and foreign currency transactions	8,758	(26,864)
Change in net unrealized appreciation (depreciation) on investment securities and foreign currency translation	(10,699)	107,434

Net increase in net assets resulting from operations	5,054	107,711

Distributions to shareholders:
From net investment income:
Initial Class	—	(24,219)
Service Class	—	(1,472)

Total distributions to shareholders	—	(25,691)

Capital share transactions:
Proceeds from shares sold:
Initial Class	23,670	76,156
Service Class	17,442	27,631

	41,112	103,787

Dividends and distributions reinvested:
Initial Class	—	24,219
Service Class	—	1,472

	—	25,691

Cost of shares redeemed:
Initial Class	(81,505)	(235,460)
Service Class	(13,967)	(12,607)

	(95,472)	(248,067)

Net decrease in net assets from capital shares transactions	(54,360)	(118,589)

Net decrease in net assets	(49,306)	(36,569)

Net assets:
Beginning of period/year	213,914	250,483

End of period/year	$164,608	$213,914

Undistributed net investment income	$34,143	$27,148

Share activity:
Shares issued:
Initial Class	2,916	11,051
Service Class	2,121	3,916

	5,037	14,967

Shares issued-reinvested from distributions:
Initial Class	—	3,359
Service Class	—	202

	—	3,561

Shares redeemed:
Initial Class	(10,096)	(32,558)
Service Class	(1,711)	(1,780)

	(11,807)	(34,338)

Net increase (decrease) in shares outstanding:
Initial Class	(7,180)	(18,148)
Service Class	410	2,338

	(6,770)	(15,810)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica AEGON High Yield Bond VP
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2010)
For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$7.95		$5.87	$8.74	$9.48	$9.62	$10.54
Investment operations
Net investment income(a)	0.32		0.66	0.67	0.68	0.69	0.70
Net realized and unrealized gain (loss)	(0.09)		2.04	(2.68)	(0.52)	0.29	(0.51)

Total operations	0.23		2.70	(2.01)	0.16	0.98	0.19

Distributions
From net investment income	—		(0.62)	(0.72)	(0.90)	(1.00)	(0.85)
From net realized gains	—		—	(0.14)	— (b)	(0.12)	(0.26)

Total distributions	—		(0.62)	(0.86)	(0.90)	(1.12)	(1.11)

Net asset value
End of period/year	$8.18		$7.95	$5.87	$8.74	$9.48	$9.62

Total return(c)	2.76	%(d)	47.05%	(25.20%)	1.85%	10.95%	1.81%
Net assets end of period/year (000’s)	$134,098		$187,509	$244,866	$308,893	$378,471	$421,010
Ratio and supplemental data
Expenses to average net assets	0.77	%(e)	0.80%	0.79%	0.81%	0.82%	0.83%
Net investment income, to average net assets	7.99	%(e)	9.38%	8.73%	7.25%	7.16%	6.92%
Portfolio turnover rate	70	%(d)	85%	59%	70%	96%	51%
For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$8.04		$5.94	$8.83	$9.56	$9.70	$10.64
Investment operations
Net investment income(a)	0.32		0.64	0.66	0.66	0.67	0.68
Net realized and unrealized gain (loss)	(0.10)		2.07	(2.72)	(0.51)	0.29	(0.52)

Total operations	0.22		2.71	(2.06)	0.15	0.96	0.16

Distributions
From net investment income	—		(0.61)	(0.69)	(0.88)	(0.98)	(0.84)
From net realized gains	—		—	(0.14)	— (b)	(0.12)	(0.26)

Total distributions	—		(0.61)	(0.83)	(0.88)	(1.10)	(1.10)

Net asset value
End of period/year	$8.26		$8.04	$5.94	$8.83	$9.56	$9.70

Total return(c)	2.61	%(d)	46.67%	(25.46%)	1.73%	10.62%	1.50%
Net assets end of period/year (000’s)	$30,510		$26,405	$5,617	$10,028	$10,083	$7,825
Ratio and supplemental data
Expenses to average net assets	1.02	%(e)	1.05%	1.04%	1.06%	1.07%	1.08%
Net investment income, to average net assets	7.76	%(e)	8.75%	8.26%	7.01%	6.91%	6.66%
Portfolio turnover rate	70	%(d)	85%	59%	70%	96%	51%

(a)	Calculated based on average number of shares outstanding.

(b)	Rounds to less than ($0.01).

(c)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	Not annualized.

(e)	Annualized.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Page 9	Semi-Annual Report 2010

Transamerica AEGON High Yield Bond VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica AEGON High Yield Bond VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities are translated at the exchange rates in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Loan participations/assignments: Participations/assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Fund to supply additional cash to the borrowers on demand. Loan participations/assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Fund assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.
The Fund may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. Loan participations typically represent direct participation in loans to corporate borrowers, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy a portion of the loans, becoming part lenders. Loans are often administered by agent banks acting as agents for all holders. The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless, under the terms of the loans or other indebtedness, the portfolios have direct recourse against the corporate borrowers, the Fund may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.
The Fund held no unsecured loan participations at June 30, 2010.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica AEGON High Yield Bond VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Restricted and illiquid securities: Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.
The restricted and illiquid securities at June 30, 2010 are listed in the Schedule of Investments.
Payment in-kind securities (“PIKs”): PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statement of Assets and Liabilities.
The PIKs at June 30, 2010 are listed in the Schedule of Investments.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2010.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at the amount of distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2010 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica AEGON High Yield Bond VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Foreign securities in which their primary trading market closes at the same time or after the NYSE are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (“ADR”), financial futures, Exchange Traded Funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2010, is disclosed at the end of the Fund’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, and ML Life Insurance Company of New York.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica AEGON High Yield Bond VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
TAM is the Fund’s investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
AEGON USA Investment Management, LLC (“AUIM”) is both an affiliate of the Fund and sub-adviser of the Fund.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, AUIM, TFS and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, AUIM, TFS and TCI.
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $750 million	0.64%
Over $750 million	0.60%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
1.05% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2010, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture at June 30, 2010.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2011. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica AEGON High Yield Bond VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2010 were as follows:

Purchases of securities:
Long-term	$116,175
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	141,056
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax positions taken for all open tax years (2007 — 2009), or expected to be taken in the Fund’s 2010 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, net operating losses, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica AEGON High Yield Bond VP
INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL (unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica AEGON High Yield Bond VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), to determine whether the agreement should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the compensation to be received by TAM under the agreement is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decision on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decision:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered TAM’s investment approach for the Portfolio. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM, and the professional qualifications of the portfolio management team of TAM. The Trustees determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Portfolio’s performance was above the median for its peer universe for the past 1-year period and in line with the median for the past 3-, 5-, and 10-year periods. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management fee for the Portfolio. The Trustees noted that the Portfolio’s contractual management fee was above the median for its peer group and in line with the median for its peer universe and that the total expenses of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, as applicable, and determined that the management fee to be received by TAM under the agreement is consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fee payable under the Investment Advisory Agreement reflects economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM offers breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM, in the future.
Benefits to TAM and its affiliates from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM and its affiliates from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the compensation to be received by TAM is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Asset Allocation — Conservative VP
UNDERSTANDING YOUR FUND’S EXPENSES (unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (a)	Value	During Period (a)	Expence Ratio (c)

Transamerica Asset Allocation — Conservative VP
Initial Class	$1,000.00	$999.00	$0.64	$1,024.15	$0.65	0.13%
Service Class	1,000.00	997.90	1.88	1,022.91	1.91	0.38

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.

(c)	Expense ratios do not include expenses of the investment companies in which the fund invests.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

Asset Type	% of Net Assets

Bonds	57.9%
U.S. Stocks	18.9
Inflation-Protected Securities	12.0
Tactical and Specialty	5.6
Global/International Stocks	4.4
Capital Markets	0.7
Capital Preservation	0.5
Other Assets and Liabilities — Net	(0.0) *

Total	100.0%

*	Rounds to less than (0.1%).

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Asset Allocation — Conservative VP
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 100.0%
Bonds - 57.9%
Transamerica AEGON High Yield Bond €	1,942,086	16,877
Transamerica Convertible Securities VP Ж	3,629	28
Transamerica Flexible Income €	1,357,855	11,759
Transamerica JPMorgan Core Bond €	22,362,974	231,010
Transamerica JPMorgan International Bond €	1,895,547	20,434
Transamerica Morgan Stanley Emerging Markets Debt €	3,238,720	33,747
Transamerica PIMCO Total Return VP Ж	25,458,252	303,462
Transamerica Short-Term Bond €	19,277,908	196,442
Transamerica U.S. Government Securities VP Ж	527,225	7,028
Capital Markets - 0.7%
Transamerica Diversified Equity VP Ж	657,041	10,322
Capital Preservation - 0.5%
Transamerica Money Market VP Ж	7,576,327	7,576
Global/International Stocks - 4.4%
Transamerica AllianceBernstein International Value €	110,432	724
Transamerica MFS International Equity€	1,534,905	11,542
Transamerica Neuberger Berman International €	1,047,530	7,647
Transamerica Oppenheimer Developing Markets €	784,214	8,368
Transamerica Schroders International Small Cap €	1,951,299	15,299
Transamerica Thornburg International Value €	1,628,048	15,011
Transamerica WMC Emerging Markets €	361,089	4,228
Inflation-Protected Securities - 12.0%
Transamerica PIMCO Real Return TIPS €	15,603,437	171,014
Tactical and Specialty - 5.6%
Transamerica BlackRock Global Allocation €	1,520,880	14,859
Transamerica Clarion Global Real Estate Securities VP ‡ Ж	1,246,734	12,043
Transamerica Federated Market Opportunity VP Ж	2,075,270	26,003
Transamerica Loomis Sayles Bond €	2,585,571	26,632
U.S. Stocks - 18.9%
Transamerica BlackRock Large Cap Value VP Ж	7,785,971	89,617
Transamerica Growth Opportunities VP Ж	367,643	3,765
Transamerica Jennison Growth €	7,131	71
Transamerica Jennison Growth VP Ж	10,089,881	63,566
Transamerica JPMorgan Mid Cap Value VP Ж	930,775	10,350
Transamerica Morgan Stanley Mid-Cap Growth €	335,521	3,550
Transamerica Morgan Stanley Small Company Growth ‡ €	977,027	9,028
Transamerica Oppenheimer Small- & Mid-Cap Value €	1,354,578	10,728
Transamerica Third Avenue Value €	620,263	11,425
Transamerica UBS Large Cap Value €	3,836,449	31,037
Transamerica WMC Diversified Growth VP Ж	2,030,602	35,921

Total Investment Companies (cost $1,435,465) #		1,421,113
Other Assets and Liabilities — Net		(19)

Net Assets		$1,421,094

NOTES TO SCHEDULE OF INVESTMENTS:

€	The fund invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

Ж	The fund invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $1,435,465. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $53,461 and $67,813, respectively. Net unrealized depreciation for tax purposes is $14,352.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$1,421,113	$—	$—	$1,421,113
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Asset Allocation — Conservative VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investments in affiliated investment companies at value (cost: $1,435,465)	$1,421,113
Receivables:
Investment securities sold	552
Shares sold	2,470
Dividends	356

1,424,491

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	3,022
Management and advisory fees	130
Distribution and service fees	200
Transfer agent fees	1
Administration fees	16
Audit and tax fees	6
Printing and shareholder reports fees	17
Other	5

3,397

Net assets	$1,421,094

Net assets consist of:
Capital stock ($.01 par value)	$1,460
Additional paid-in capital	1,480,217
Undistributed net investment income	57,270
Undistributed (accumulated) net realized gain (loss) from investments in affiliated investment companies	(103,501)
Net unrealized appreciation (depreciation) on investments in affiliated investment companies	(14,352)

Net assets	$1,421,094

Net assets by class:
Initial Class	$537,436
Service Class	883,658
Shares outstanding:
Initial Class	54,914
Service Class	91,045
Net asset value and offering price per share:
Initial Class	$9.79
Service Class	9.71
STATEMENT OF OPERATIONS
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income from affiliated investment companies	$11,768

Expenses:
Management and advisory	707
Printing and shareholder reports	18
Custody	23
Administration	88
Legal	23
Audit and tax	7
Trustees	22
Transfer agent	8
Distribution and service:
Service Class	1,073
Other	3

Total expenses	1,972

Net investment income	9,796

Net realized gain (loss) from:
Investments in affiliated investment companies	(21,597)

Net increase in unrealized appreciation (depreciation) on:
Investments in affiliated investment companies	10,039

Net realized and unrealized loss on investments in affiliated investment companies	(11,558)

Net decrease In net assets resulting from operations	$(1,762)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Asset Allocation — Conservative VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2010
	(unaudited)	December 31, 2009
From operations:
Net investment income	$9,796	$47,473
Net realized gain (loss) from investments in affiliated investment companies	(21,597)	(43,836)
Change in net unrealized appreciation (depreciation) on investments in affiliated investment companies	10,039	262,924

Net increase (decrease) in net assets resulting from operations	(1,762)	266,561

Distributions to shareholders:
From net investment income:
Initial Class	—	(22,637)
Service Class	—	(27,610)

	—	(50,247)

From net realized gains:
Initial Class	—	(8,488)
Service Class	—	(10,817)

	—	(19,305)

Total distributions to shareholders	—	(69,552)

Capital share transactions:
Proceeds from shares sold:
Initial Class	83,317	126,694
Service Class	131,970	314,309

	215,287	441,003

Dividends and distributions reinvested:
Initial Class	—	31,125
Service Class	—	38,427

	—	69,552

Cost of shares redeemed:
Initial Class	(101,403)	(189,561)
Service Class	(68,895)	(103,067)

	(170,298)	(292,628)

Net increase in net assets resulting from capital shares transactions	44,989	217,927

Net increase in net assets	43,227	414,936

Net assets:
Beginning of period/year	1,377,867	962,931

End of period/year	$1,421,094	$1,377,867

Undistributed net investment income	$57,270	$47,474

Share activity:
Shares issued:
Initial Class	8,485	14,469
Service Class	13,439	35,507

	21,924	49,976

Shares issued-reinvested from distributions:
Initial Class	—	3,383
Service Class	—	4,200

	—	7,583

Shares redeemed:
Initial Class	(10,200)	(21,170)
Service Class	(6,997)	(11,608)

	(17,197)	(32,778)

Net increase (decrease) in shares outstanding:
Initial Class	(1,715)	(3,318)
Service Class	6,442	28,099

	4,727	24,781

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Asset Allocation — Conservative VP
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2010)
For a share outstanding throughout each period

			Initial Class
			Year Ended December 31,
	Period ended
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$9.80		$8.29	$11.49	$11.54	$11.43	$12.04
Investment operations
Net investment income(a),(b)	0.08		0.37	0.46	0.42	0.41	0.47
Net realized and unrealized gain (loss)	(0.09)		1.69	(2.75)	0.29	0.62	0.12

Total operations	(0.01)		2.06	(2.29)	0.71	1.03	0.59

Distributions
From net investment income	—		(0.40)	(0.31)	(0.34)	(0.38)	(0.32)
From net realized gains	—		(0.15)	(0.60)	(0.42)	(0.54)	(0.88)

Total distributions	—		(0.55)	(0.91)	(0.76)	(0.92)	(1.20)

Net asset value
End of period/year	$9.79		$9.80	$8.29	$11.49	$11.54	$11.43

Total return(c)	(0.10	)%(d)	25.22%	(21.18)%	6.38%	9.45%	5.18%
Net assets end of period/year (000’s)	$537,436		$554,813	$497,129	$554,977	$527,618	$516,376
Ratio and supplemental data
Expenses to average net assets(e)	0.13	%(f)	0.13%	0.14%	0.13%	0.13%	0.14%
Net investment income, to average net assets(b)	1.52	%(f)	4.07%	4.47%	3.60%	3.54%	4.01%
Portfolio turnover rate(g)	26	%(d)	25%	25%	43%	18%	40%
For a share outstanding throughout each period

			Service Class
			Year Ended December 31,
	Period ended
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$9.73		$8.24	$11.44	$11.50	$11.41	$12.03
Investment operations
Net investment income(a),(b)	0.06		0.37	0.48	0.40	0.40	0.47
Net realized and unrealized gain (loss)	(0.08)		1.65	(2.79)	0.28	0.60	0.10

Total operations	(0.02)		2.02	(2.31)	0.68	1.00	0.57

Distributions
From net investment income	—		(0.38)	(0.29)	(0.32)	(0.37)	(0.31)
From net realized gains	—		(0.15)	(0.60)	(0.42)	(0.54)	(0.88)

Total distributions	—		(0.53)	(0.89)	(0.74)	(0.91)	(1.19)

Net asset value
End of period/year	$9.71		$9.73	$8.24	$11.44	$11.50	$11.41

Total return(c)	(0.21	)%(d)	24.90%	(21.40)%	6.15%	9.14%	5.01%
Net assets end of period/year (000’s)	$883,658		$823,054	$465,802	$392,969	$290,272	$172,601
Ratio and supplemental data
Expenses to average net assets(e)	0.38	%(f)	0.38%	0.39%	0.38%	0.38%	0.39%
Net investment income, to average net assets(b)	1.29	%(f)	4.10%	4.69%	3.48%	3.44%	4.03%
Portfolio turnover rate(g)	26	%(d)	25%	25%	43%	18%	40%

(a)	Calculated based on average number of shares outstanding.

(b)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the fund invests.

(c)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	Not annualized.

(e)	Does not include expenses of the investment companies in which the fund invests.

(f)	Annualized.

(g)	Does not include the portfolio activity of the underlying affiliated funds.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Asset Allocation — Conservative VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Asset Allocation — Conservative VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2010.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from affiliated investment companies, if any, are recorded on the ex-dividend date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Asset Allocation — Conservative VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2010, is disclosed at the end of the Fund’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, and ML Life Insurance Company of New York.
Transamerica Asset Management, Inc. (“TAM”) is the Fund’s investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI.
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:
0.10% of ANA
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
0.25% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2010, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture at June 30, 2010.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2011. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Asset Allocation — Conservative VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.0125% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2010 were as follows:

Purchases of securities:
Long-term	$421,917
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	364,453
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.
The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax positions taken for all open tax years (2007 – 2009), or expected to be taken in the Fund’s 2010 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Asset Allocation — Conservative VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Asset Allocation — Conservative VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Morningstar Associates, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Portfolio’s performance was above the median for its peer universe for the past 1- and 5-year periods and in line with the median for the past 3-year period. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Portfolio’s contractual management fee was below the median for its peer universe and that the total expenses of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Asset Allocation — Growth VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (a)	Value	During Period (a)	Expense Ratio (c)

Transamerica Asset Allocation — Growth VP
Initial Class	$1,000.00	$925.60	$0.67	$1,024.10	$0.70	0.14%
Service Class	1,000.00	923.80	1.86	1,022.86	1.96	0.39

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.

(c)	Expense ratios do not include expenses of the investment companies in which the fund invests.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

U.S. Stocks	66.0%
Global/International Stocks	20.5
Tactical and Specialty	12.1
Capital Markets	1.3
Capital Preservation	0.1
Other Assets and Liabilities — Net	(0.0) *

Total	100.0%

*	Rounds to less than (0.1%).

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Asset Allocation — Growth VP
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 100.0%
Capital Markets - 1.3%
Transamerica Diversified Equity VP Ж	757,078	$11,894
Capital Preservation - 0.1%
Transamerica Money Market VP Ж	586,358	586
Global/International Stocks - 20.5%
Transamerica AllianceBernstein International Value €	1,828,762	11,997
Transamerica MFS International Equity €	2,378,753	17,888
Transamerica Neuberger Berman International €	4,564,057	33,318
Transamerica Oppenheimer Developing Markets €	3,865,336	41,243
Transamerica Schroders International Small Cap €	4,485,620	35,167
Transamerica Thornburg International Value €	3,420,360	31,536
Transamerica WMC Emerging Markets €	909,994	10,656
Tactical and Specialty - 12.1%
Transamerica BlackRock Global Allocation €	2,711,911	26,495
Transamerica BlackRock Natural Resources €	1,055,006	9,928
Transamerica BNY Mellon Market Neutral Strategy ‡ €	1,005,196	8,363
Transamerica Clarion Global Real Estate Securities VP ‡ Ж	5,007,103	48,369
Transamerica Federated Market Opportunity VP Ж	309,625	3,880
Transamerica First Quadrant Global Macro ‡ €	1,680,270	10,468
U.S. Stocks - 66.0%
Transamerica BlackRock Large Cap Value VP Ж	15,255,407	175,591
Transamerica Growth Opportunities VP Ж	1,603,269	16,417
Transamerica Jennison Growth €	464,042	4,626
Transamerica Jennison Growth VP Ж	24,173,352	152,292
Transamerica JPMorgan Mid Cap Value VP Ж	2,316,167	25,756
Transamerica Morgan Stanley Mid-Cap Growth €	1,577,671	16,692
Transamerica Morgan Stanley Small Company Growth ‡ €	1,339,088	12,373
Transamerica Oppenheimer Small- & Mid-Cap Value €	2,960,778	23,449
Transamerica Third Avenue Value €	1,714,610	31,583
Transamerica UBS Large Cap Value €	6,655,780	53,845
Transamerica WMC Diversified Growth VP Ж	4,180,632	73,955

Total Investment Companies (cost $1,142,646) #		888,367
Other Assets and Liabilities — Net		(197)

Net Assets		$888,170

NOTES TO SCHEDULE OF INVESTMENTS:

Ж	The fund invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.

€	The fund invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $1,142,646. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $10,545 and $264,824, respectively. Net unrealized depreciation for tax purposes is $254,279.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$888,367	$—	$—	$888,367
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Asset Allocation — Growth VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investments in affiliated investment companies at value (cost: $1,142,646)	$888,367
Receivables:
Investment securities sold	829
Shares sold	262

889,458

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	1,092
Management and advisory fees	85
Distribution and service fees	45
Transfer agent fees	2
Administration fees	10
Trustees fees	2
Audit and tax fees	6
Printing and shareholder reports fees	38
Other	8

1,288

Net assets	$888,170

Net assets consist of:
Capital stock ($.01 par value)	$1,256
Additional paid-in capital	1,325,965
Undistributed net investment income	11,419
Undistributed (accumulated) net realized gain (loss) from investments in affiliated investment companies	(196,191)
Net unrealized appreciation (depreciation) on investments in affiliated investment companies	(254,279)

Net assets	$888,170

Net assets by class:
Initial Class	$699,106
Service Class	189,064
Shares outstanding:
Initial Class	98,659
Service Class	26,901
Net asset value and offering price per share:
Initial Class	$7.09
Service Class	7.03
STATEMENT OF OPERATIONS
For the period ended June 30,2010
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income from affiliated investment companies	$2,193

Expenses:
Management and advisory	498
Printing and shareholder reports	39
Custody	18
Administration	62
Legal	21
Audit and tax	7
Trustees	19
Transfer agent	7
Distribution and service:
Service Class	264
Other	7

Total expenses	942

Net investment income	1,251

Net realized gain (loss) from:
Investments in affiliated investment companies	(22,561)

Net decrease in unrealized appreciation (depreciation) on:
Investments in affiliated investment companies	(52,933)

Net realized and unrealized loss on investments in affiliated investment companies	(75,494)

Net decrease In net assets resulting from operations	$(74,243)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Asset Allocation — Growth VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2010	December 31,
	(unaudited)	2009
From operations:
Net investment income	$1,251	$10,168
Net realized gain (loss) from investments in affiliated investment companies	(22,561)	(78,187)
Change in net unrealized appreciation (depreciation) on investments in affiliated investment companies	(52,933)	300,247

Net increase (decrease) in net assets resulting from operations	(74,243)	232,228

Distributions to shareholders:
From net investment income:
Initial Class	—	(19,222)
Service Class	—	(4,113)

	—	(23,335)

From net realized gains:
Initial Class	—	(57,946)
Service Class	—	(14,655)

	—	(72,601)

Total distributions to shareholders	—	(95,936)

Capital share transactions:
Proceeds from shares sold:
Initial Class	26,933	69,507
Service Class	30,959	42,423

	57,892	111,930

Dividends and distributions reinvested:
Initial Class	—	77,168
Service Class	—	18,768

	—	95,936

Cost of shares redeemed:
Initial Class	(79,313)	(106,333)
Service Class	(40,286)	(43,344)

	(119,599)	(149,677)

Net increase (decrease) in net assets resulting from capital shares transactions	(61,707)	58,189

Net increase (decrease) in net assets	(135,950)	194,481

Net assets:
Beginning of period/year	1,024,120	829,639

End of period/year	$888,170	$1,024,120

Undistributed net investment income	$11,419	$10,168

Share activity:
Shares issued:
Initial Class	3,456	10,169
Service Class	3,967	5,911

	7,423	16,080

Shares issued-reinvested from distributions:
Initial Class	—	11,008
Service Class	—	2,697

	—	13,705

Shares redeemed:
Initial Class	(10,397)	(15,828)
Service Class	(5,353)	(6,600)

	(15,750)	(22,428)

Net increase (decrease) in shares outstanding:
Initial Class	(6,941)	5,349
Service Class	(1,386)	2,008

	(8,327)	7,357

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Asset Allocation — Growth VP
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2010)
For a share outstanding throughout each period

					Initial Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$7.66		$6.57	$13.77	$13.63	$12.84	$12.06
Investment operations
Net investment income(a),(b)	0.01		0.09	0.20	0.28	0.37	0.16
Net realized and unrealized gain (loss)	(0.58)		1.80	(5.02)	0.75	1.52	1.27

Total operations	(0.57)		1.89	(4.82)	1.03	1.89	1.43

Distributions
From net investment income	—		(0.20)	(0.30)	(0.33)	(0.13)	(0.06)
From net realized gains	—		(0.60)	(2.08)	(0.56)	(0.97)	(0.59)

Total distributions	—		(0.80)	(2.38)	(0.89)	(1.10)	(0.65)

Net asset value
End of period/year	$7.09		$7.66	$6.57	$13.77	$13.63	$12.84

Total return(c)	(7.44	)%(d)	29.82%	(39.63)%	7.76%	15.62%	12.24%

Net assets end of period/year (000’s)	$699,106		$808,954	$658,400	$1,260,779	$1,198,596	$966,677
Ratio and supplemental data
Expenses to average net assets(e)	0.14	%(f)	0.14%	0.14%	0.13%	0.14%	0.14%
Net investment income, to average net assets(b)	0.30	%(f)	1.21%	1.94%	2.00%	2.75%	1.28%
Portfolio turnover rate(g)	3	%(d)	18%	19%	26%	4%	41%
For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$7.61		$6.52	$13.67	$13.54	$12.78	$12.03
Investment operations
Net investment income(a),(b)	—	(h)	0.06	0.17	0.26	0.34	0.13
Net realized and unrealized gain (loss)	(0.58)		1.79	(4.97)	0.73	1.50	1.26

Total operations	(0.58)		1.85	(4.80)	0.99	1.84	1.39

Distributions
From net investment income	—		(0.17)	(0.27)	(0.30)	(0.11)	(0.05)
From net realized gains	—		(0.59)	(2.08)	(0.56)	(0.97)	(0.59)

Total distributions	—		(0.76)	(2.35)	(0.86)	(1.08)	(0.64)

Net asset value
End of period/year	$7.03		$7.61	$6.52	$13.67	$13.54	$12.78

Total return(c)	(7.62	)%(d)	29.54%	(39.75)%	7.54%	15.28%	11.92%

Net assets end of period/year (000’s)	$189,064		$215,166	$171,239	$411,079	$338,769	$213,215
Ratio and supplemental data
Expenses to average net assets(e)	0.39	%(f)	0.39%	0.39%	0.38%	0.39%	0.39%
Net investment income, to average net assets(b)	0.07	%(f)	0.98%	1.51%	1.86%	2.54%	1.06%
Portfolio turnover rate(g)	3	%(d)	18%	19%	26%	4%	41%

(a)	Calculated based on average number of shares outstanding.
(b)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the fund invests.
(c)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(d)	Not annualized.
(e)	Does not include expenses of the investment companies in which the fund invests.
(f)	Annualized.
(g)	Does not include the portfolio activity of the underlying affiliated funds.
(h)	Rounds to less than $.01 per share.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Asset Allocation — Growth VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Asset Allocation — Growth VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2010.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from affiliated investment companies, if any, are recorded on the ex-dividend date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Asset Allocation — Growth VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2010, is disclosed at the end of the Fund’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, and ML Life Insurance Company of New York.
Transamerica Asset Management, Inc. (“TAM”) is the Fund’s investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI.
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:
0.10% of ANA
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
0.25% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2010, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture at June 30, 2010.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2011. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Asset Allocation — Growth VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.0125% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2010 were as follows:

Purchases of securities:
Long-term	$27,119
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	87,571
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax positions taken for all open tax years (2007 — 2009), or expected to be taken in the Fund’s 2010 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Asset Allocation — Growth VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Asset Allocation — Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Morningstar Associates, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Board also contemplated the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Portfolio’s performance was in line with the median for its peer universe for the past 1- and 3-year periods and above the median for the past 5-year period. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Portfolio’s contractual management fee was below the median for its peer universe and that the total expenses of the Portfolio were in line with the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Asset Allocation — Moderate Growth VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (a)	Value	During Period (a)	Expense Ratio (c)

Transamerica Asset Allocation — Moderate Growth VP
Initial Class	$1,000.00	$958.40	$0.63	$1,024.15	$0.65	0.13%
Service Class	1,000.00	956.90	1.84	1,022.91	1.91	0.38

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.

(c)	Expense ratios do not include expenses of the investment companies in which the fund invests.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets
|
U.S. Stocks	42.5%
Bonds	29.7
Global/International Stocks	13.9
Tactical and Specialty	8.1
Inflation-Protected Securities	3.9
Capital Markets	1.1
Capital Preservation	0.8
Other Assets and Liabilities — Net	(0.0) *

Total	100.0%

*	Rounds to less than (0.1%).

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Asset Allocation — Moderate Growth VP
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Bonds - 29.7%
Transamerica AEGON High Yield Bond €	3,210,884	$27,903
Transamerica Convertible Securities VP Ж	4,270,215	32,838
Transamerica Flexible Income €	1,836,336	15,903
Transamerica JPMorgan Core Bond €	33,277,942	343,761
Transamerica JPMorgan International Bond €	15,512,719	167,227
Transamerica Morgan Stanley Emerging Markets Debt €	6,487,559	67,600
Transamerica PIMCO Total Return VP Ж	38,342,079	457,038
Transamerica Short-Term Bond €	19,843,702	202,207
Capital Markets - 1.1%
Transamerica Diversified Equity VP Ж	3,225,168	50,667
Capital Preservation - 0.8%
Transamerica Money Market VP Ж	34,868,636	34,869
Global/International Stocks - 13.9%
Transamerica AllianceBernstein International Value €	6,677,771	43,806
Transamerica MFS International Equity €	9,300,904	69,943
Transamerica Neuberger Berman International €	15,289,927	111,616
Transamerica Oppenheimer Developing Markets €	8,619,312	91,968
Transamerica Schroders International Small Cap €	14,515,772	113,804
Transamerica Thornburg International Value €	15,179,650	139,956
Transamerica WMC Emerging Markets €	3,876,492	45,394
Inflation-Protected Securities - 3.9%
Transamerica PIMCO Real Return TIPS €	15,741,976	172,532
Tactical and Specialty - 8.1%
Transamerica BlackRock Global Allocation €	12,644,857	123,540
Transamerica Clarion Global Real Estate Securities VP ‡ Ж	15,517,978	149,904
Transamerica Federated Market Opportunity VP Ж	2,908,947	36,449
Transamerica Loomis Sayles Bond €	4,631,071	47,700
U.S. Stocks - 42.5%
Transamerica BlackRock Large Cap Value VP Ж	47,390,375	545,463
Transamerica Growth Opportunities VP Ж	3,583,675	36,697
Transamerica Jennison Growth €	16,838	168
Transamerica Jennison Growth VP Ж	80,287,911	505,814
Transamerica JPMorgan Mid Cap Value VP Ж	7,893,249	87,773
Transamerica Morgan Stanley Mid-Cap Growth €	7,940,617	84,012
Transamerica Morgan Stanley Small Company Growth ‡ €	4,646,542	42,934
Transamerica Oppenheimer Small- & Mid-Cap Value €	10,259,746	81,257
Transamerica Third Avenue Value €	4,476,000	82,448
Transamerica UBS Large Cap Value €	22,765,315	184,171
Transamerica WMC Diversified Growth VP Ж	13,023,846	230,392

Total Investment Companies (cost $5,128,831) #		4,427,754
Other Assets and Liabilities — Net		(915)

Net Assets		$4,426,839

NOTES TO SCHEDULE OF INVESTMENTS:

€	The fund invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

Ж	The fund invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $5,128,831. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $108,763 and $809,840, respectively. Net unrealized depreciation for tax purposes is $701,077.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total

Investment Companies	$4,427,754	$—	$—	$4,427,754

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Asset Allocation — Moderate Growth VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investments in affiliated investment companies at value (cost: $5,128,831)	$4,427,754
Receivables:
Investment securities sold	3,815
Shares sold	217
Dividends	367

4,432,153

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	4,032
Management and advisory fees	413
Distribution and service fees	732
Transfer agent fees	2
Administration fees	52
Audit and tax fees	3
Printing and shareholder reports fees	80

5,314

Net assets	$4,426,839

Net assets consist of:
Capital stock ($.01 par value)	$4,844
Additional paid-in capital	5,398,252
Undistributed net investment income	113,728
Undistributed (accumulated) net realized gain (loss) from investments in affiliated investment companies	(388,908)
Net unrealized appreciation (depreciation) on investments in affiliated investment companies	(701,077)

Net assets	$4,426,839

Net assets by class:
Initial Class	$1,281,260
Service Class	3,145,579
Shares outstanding:
Initial Class	139,110
Service Class	345,316
Net asset value and offering price per share:
Initial Class	$9.21
Service Class	9.11
STATEMENT OF OPERATIONS
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income from affiliated investment companies	$22,137

Expenses:
Management and advisory	2,343
Printing and shareholder reports	81
Custody	64
Administration	293
Legal	72
Audit and tax	9
Trustees	71
Transfer agent	24
Distribution and service:
Service Class	4,122
Other	28

Total expenses	7,107

Net investment income	15,030

Net realized gain (loss) from:
Investments in affiliated investment companies	(73,346)
Net decrease in unrealized appreciation (depreciation) on:
Investments in affiliated investment companies	(144,749)

Net realized and unrealized loss on investments in affiliated investment companies	(218,095)

Net decrease In net assets resulting from operations	$(203,065)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Asset Allocation — Moderate Growth VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(amounts in thousands)

	June 30, 2010	December 31,
	(unaudited)	2009
From operations:
Net investment income	$15,030	$98,698
Net realized gain (loss) from investments in affiliated investment companies	(73,346)	(130,781)
Change in net unrealized appreciation (depreciation) on investments in affiliated investment companies	(144,749)	1,029,075

Net increase (decrease) in net assets resulting from operations	(203,065)	996,992

Distributions to shareholders:
From net investment income:
Initial Class	—	(41,849)
Service Class	—	(86,691)

	—	(128,540)

From net realized gains:
Initial Class	—	(66,763)
Service Class	—	(148,653)

	—	(215,416)

Total distributions to shareholders	—	(343,956)

Capital share transactions:
Proceeds from shares sold:
Initial Class	44,738	113,843
Service Class	153,146	578,356

	197,884	692,199

Dividends and distributions reinvested:
Initial Class	—	108,612
Service Class	—	235,344

	—	343,956

Cost of shares redeemed:
Initial Class	(132,586)	(217,821)
Service Class	(150,899)	(161,582)

	(283,485)	(379,403)

Net increase (decrease) in net assets resulting from capital shares transactions	(85,601)	656,752

Net increase (decrease) in net assets	(288,666)	1,309,788

Net assets:

Beginning of period/year	4,715,505	3,405,717

End of period/year	$4,426,839	$4,715,505

Undistributed net investment income	$113,728	$98,698

Share activity:
Shares issued:
Initial Class	4,562	12,900
Service Class	15,758	67,530

	20,320	80,430

Shares issued-reinvested from distributions:
Initial Class	—	12,218
Service Class	—	26,713

	—	38,931

Shares redeemed:
Initial Class	(13,807)	(26,069)
Service Class	(15,939)	(19,347)

	(29,746)	(45,416)

Net increase (decrease) in shares outstanding:
Initial Class	(9,245)	(951)
Service Class	(181)	74,896

	(9,426)	73,945

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Asset Allocation — Moderate Growth VP
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2010)
For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$9.61		$8.16	$14.07	$13.72	$12.80	$12.18
Investment operations
Net investment income(a),(b)	0.04		0.23	0.34	0.37	0.43	0.30
Net realized and unrealized gain (loss)	(0.44)		2.00	(4.58)	0.67	1.27	0.88

Total operations	(0.40)		2.23	(4.24)	1.04	1.70	1.18

Distributions
From net investment income	—		(0.30)	(0.34)	(0.34)	(0.22)	(0.14)
From net realized gains	—		(0.48)	(1.33)	(0.35)	(0.56)	(0.42)

Total distributions	—		(0.78)	(1.67)	(0.69)	(0.78)	(0.56)

Net asset value
End of period/year	$9.21		$9.61	$8.16	$14.07	$13.72	$12.80

Total return(c)	(4.16	)%(d)	28.16%	(32.76)%	7.81%	13.83%	9.91%

Net assets end of period/year (000’s)	$1,281,260		$1,426,280	$1,217,825	$2,229,744	$2,277,269	$1,892,007
Ratio and supplemental data
Expenses to average net assets(e)	0.13	%(f)	0.13%	0.13%	0.13%	0.13%	0.14%
Net investment income, to average net assets(b)	0.81	%(f)	2.61%	2.94%	2.63%	3.25%	2.47%
Portfolio turnover rate(g)	15	%(d)	13%	18%	24%	2%	23%
For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$9.52		$8.09	$13.97	$13.64	$12.75	$12.15
Investment operations
Net investment income(a),(b)	0.03		0.21	0.34	0.37	0.42	0.29
Net realized and unrealized gain (loss)	(0.44)		1.98	(4.58)	0.63	1.24	0.86

Total operations	(0.41)		2.19	(4.24)	1.00	1.66	1.15

Distributions
From net investment income	—		(0.28)	(0.32)	(0.32)	(0.21)	(0.13)
From net realized gains	—		(0.48)	(1.32)	(0.35)	(0.56)	(0.42)

Total distributions	—		(0.76)	(1.64)	(0.67)	(0.77)	(0.55)

Net asset value
End of period/year	$9.11		$9.52	$8.09	$13.97	$13.64	$12.75

Total return(c)	(4.31	)%(d)	27.87%	(32.92)%	7.56%	13.54%	9.71%

Net assets end of period/year (000’s)	$3,145,579		$3,289,225	$2,187,892	$2,797,290	$1,823,589	$858,857
Ratio and supplemental data
Expenses to average net assets(e)	0.38	%(f)	0.38%	0.38%	0.38%	0.38%	0.39%
Net investment income, to average net assets(b)	0.57	%(f)	2.49%	2.99%	2.64%	3.15%	2.40%
Portfolio turnover rate(g)	15	%(d)	13%	18%	24%	2%	23%

(a)	Calculated based on average number of shares outstanding.

(b)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the fund invests.

(c)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	Not annualized.

(e)	Does not include expenses of the investment companies in which the fund invests.

(f)	Annualized.

(g)	Does not include the portfolio activity of the underlying affiliated funds.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Asset Allocation — Moderate Growth VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Asset Allocation — Moderate Growth VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2010.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from affiliated investment companies, if any, are recorded on the ex-dividend date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Asset Allocation — Moderate Growth VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2010, is disclosed at the end of the Fund’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, and ML Life Insurance Company of New York.
Transamerica Asset Management, Inc. (“TAM”) is the Fund’s investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI.
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:
0.10% of ANA
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
0.25% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2010, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture at June 30, 2010.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2011. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Asset Allocation — Moderate Growth VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.0125% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2010 were as follows:

Purchases of securities:
Long-term	$680,489
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	751,417
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax positions taken for all open tax years (2007-2009), or expected to be taken in the Fund’s 2010 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Asset Allocation — Moderate Growth VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Asset Allocation — Moderate Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Morningstar Associates, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Board also contemplated the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Portfolio’s performance was above the median for its peer universe for the past 1- and 5-year periods and in line with the median for the past 3-year period. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the total expenses of the Portfolio were above the medians for its peer group and peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Asset Allocation — Moderate Growth VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (unaudited)
(continued)
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Asset Allocation — Moderate VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
			Expenses Paid		Expenses Paid	Annualized Expense
Fund Name	Beginning Account Value	Ending Account Value	During Period (a)	Ending Account Value	During Period (a)	Ratio (c)

Transamerica Asset Allocation — Moderate VP
Initial Class	$1,000.00	$979.50	$0.64	$1,024.15	$0.65	0.13%
Service Class	1,000.00	978.40	1.86	1,022.91	1.91	0.38

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.

(c)	Expense ratios do not include expenses of the investment companies in which the fund invests.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

Asset Type	% of Net Assets

Bonds	45.2%
U.S. Stocks	29.8
Inflation-Protected Securities	8.2
Global/International Stocks	8.0
Tactical and Specialty	7.6
Capital Markets	0.8
Capital Preservation	0.4
Other Assets and Liabilities — net	(0.0) *

Total	100.0%

*	Rounds to less than (0.1%).

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Asset Allocation — Moderate VP
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Bonds - 45.2%
Transamerica AEGON High Yield Bond €	3,319,082	$28,843
Transamerica Convertible Securities VP Ж	2,659,785	20,454
Transamerica Flexible Income €	2,909,330	25,195
Transamerica JPMorgan Core Bond €	31,510,057	325,499
Transamerica JPMorgan International Bond €	5,501,734	59,309
Transamerica Morgan Stanley Emerging Markets Debt €	8,401,064	87,539
Transamerica PIMCO Total Return VP Ж	42,891,418	511,266
Transamerica Short-Term Bond €	23,835,735	242,886
Capital Markets - 0.8%
Transamerica Diversified Equity VP Ж	1,542,038	24,225
Capital Preservation - 0.4%
Transamerica Money Market VP Ж	12,887,331	12,887
Global/International Stocks - 8.0%
Transamerica AllianceBernstein International Value €	1,801,039	11,815
Transamerica MFS International Equity €	4,605,413	34,633
Transamerica Neuberger Berman International €	4,819,658	35,184
Transamerica Oppenheimer Developing Markets €	2,986,673	31,868
Transamerica Schroders International Small Cap €	5,420,132	42,493
Transamerica Thornburg International Value €	6,278,833	57,890
Transamerica WMC Emerging Markets €	1,364,781	15,982
Inflation-Protected Securities - 8.2%
Transamerica PIMCO Real Return TIPS €	21,441,151	234,995
Tactical and Specialty - 7.6%
Transamerica BlackRock Global Allocation €	4,971,558	48,572
Transamerica Clarion Global Real Estate Securities VP ‡ Ж	5,564,549	53,754
Transamerica Federated Market Opportunity VP Ж	3,101,378	38,860
Transamerica Loomis Sayles Bond €	7,592,146	78,199
U.S. Stocks - 29.8%
Transamerica BlackRock Large Cap Value VP Ж	22,503,906	259,019
Transamerica Growth Opportunities VP Ж	2,436,259	24,947
Transamerica Jennison Growth €	11,592	116
Transamerica Jennison Growth VP Ж	32,709,804	206,072
Transamerica JPMorgan Mid Cap Value VP Ж	2,761,179	30,704
Transamerica Morgan Stanley Mid-Cap Growth €	3,228,011	34,152
Transamerica Morgan Stanley Small Company Growth ‡ €	2,635,348	24,351
Transamerica Oppenheimer Small- & Mid-Cap Value €	4,434,487	35,121
Transamerica Third Avenue Value €	2,706,773	49,859
Transamerica UBS Large Cap Value €	10,947,694	88,567
Transamerica WMC Diversified Growth VP Ж	5,869,233	103,827

Total Investment Companies (cost $3,057,618) #		2,879,083
Other Assets and Liabilities — Net		(333)

Net Assets		$2,878,750

NOTES TO SCHEDULE OF INVESTMENTS:

€	The fund invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

Ж	The fund invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $3,057,618. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $97,359 and $275,894, respectively. Net unrealized depreciation for tax purposes is $178,535.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$2,879,083	$—	$—	$2,879,083

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Asset Allocation — Moderate VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investments in affiliated investment companies at value (cost: $3,057,618)	$2,879,083
Receivables:
Investment securities sold	5,799
Shares sold	476
Dividends	438

2,885,796

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	6,275
Management and advisory fees	263
Distribution and service fees	427
Transfer agent fees	2
Administration fees	33
Audit and tax fees	5
Printing and shareholder reports fees	34
Other	7

7,046

Net assets	$2,878,750

Net assets consist of:
Capital stock ($.01 par value)	$3,024
Additional paid-in capital	3,187,294
Undistributed net investment income	103,771
Undistributed (accumulated) net realized gain (loss) from investments in affiliated investment companies	(236,804)
Net unrealized appreciation (depreciation) on investments in affiliated investment companies	(178,535)

Net assets	$2,878,750

Net assets by class:
Initial Class	$1,007,068
Service Class	1,871,682
Shares outstanding:
Initial Class	105,193
Service Class	197,219
Net asset value and offering price per share:
Initial Class	$9.57
Service Class	9.49
STATEMENT OF OPERATIONS
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income from affiliated investment companies	$20,015

Expenses:
Management and advisory	1,472
Printing and shareholder reports	39
Custody	42
Administration	184
Legal	47
Audit and tax	8
Trustees	46
Transfer agent	16
Distribution and service:
Service Class	2,349
Other	19

Total expenses	4,222

Net investment income	15,793

Net realized gain (loss) from:
Investments in affiliated investment companies	(41,689)

Net decrease in unrealized appreciation (depreciation) on:
Investments in affiliated investment companies	(37,604)

Net realized and unrealized loss on investments in affiliated investment companies	(79,293)

Net decrease In net assets resulting from operations	$(63,500)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Asset Allocation — Moderate VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2010
	(unaudited)	December 31, 2009
From operations:
Net investment income	$15,793	$87,979
Net realized gain (loss) from investments in affiliated investment companies	(41,689)	(92,468)
Change in net unrealized appreciation (depreciation) on investments in affiliated investment companies	(37,604)	586,824

Net increase (decrease) in net assets resulting from operations	(63,500)	582,335

Distributions to shareholders:
From net investment income:
Initial Class	—	(42,637)
Service Class	—	(62,682)

	—	(105,319)

From net realized gains:
Initial Class	—	(37,327)
Service Class	—	(57,928)

	—	(95,255)

Total distributions to shareholders	—	(200,574)

Capital share transactions:
Proceeds from shares sold:
Initial Class	59,919	129,762
Service Class	166,331	425,912

	226,250	555,674

Dividends and distributions reinvested:
Initial Class	—	79,964
Service Class	—	120,610

	—	200,574

Cost of shares redeemed:
Initial Class	(133,496)	(216,831)
Service Class	(94,560)	(124,491)

	(228,056)	(341,322)

Net increase (decrease) in net assets resulting from capital shares transactions	(1,806)	414,926

Net increase (decrease) in net assets	(65,306)	796,687

Net assets:
Beginning of period/year	2,944,056	2,147,369

End of period/year	$2,878,750	$2,944,056

Undistributed net investment income	$103,771	$87,978

Share activity:
Shares issued:
Initial Class	6,059	14,481
Service Class	16,933	47,580

	22,992	62,061

Shares issued-reinvested from distributions:
Initial Class	—	8,778
Service Class	—	13,327

	—	22,105

Shares redeemed:
Initial Class	(13,638)	(25,034)
Service Class	(9,737)	(14,262)

	(23,375)	(39,296)

Net increase (decrease) in shares outstanding:
Initial Class	(7,579)	(1,775)
Service Class	7,196	46,645

	(383)	44,870

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Asset Allocation — Moderate VP
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2010)
For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$9.77		$8.36	$12.90	$12.66	$12.24	$12.10
Investment operations
Net investment income(a),(b)	0.06		0.32	0.50	0.40	0.44	0.40
Net realized and unrealized gain (loss)	(0.26)		1.83	(3.59)	0.57	0.89	0.46

Total operations	(0.20)		2.15	(3.09)	0.97	1.33	0.86

Distributions
From net investment income	—		(0.39)	(0.37)	(0.39)	(0.33)	(0.22)
From net realized gains	—		(0.35)	(1.08)	(0.34)	(0.58)	(0.50)

Total distributions	—		(0.74)	(1.45)	(0.73)	(0.91)	(0.72)

Net asset value
End of period/year	$9.57		$9.77	$8.36	$12.90	$12.66	$12.24

Total return(c)	(2.05	)%(d)	26.40%	(25.96)%	7.95%	11.48%	7.44%

Net assets end of period/year (000’s)	$1,007,068		$1,101,652	$957,157	$1,550,984	$1,591,304	$1,509,579
Ratio and supplemental data
Expenses to average net assets(e)	0.13	%(f)	0.13%	0.13%	0.13%	0.13%	0.14%
Net investment income, to average net assets(b)	1.22	%(f)	3.63%	4.50%	3.10%	3.53%	3.36%
Portfolio turnover rate(g)	18	%(d)	18%	23%	20%	3%	24%
For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$9.70		$8.30	$12.83	$12.60	$12.20	$12.09
Investment operations
Net investment income(a),(b)	0.05		0.32	0.37	0.39	0.43	0.41
Net realized and unrealized gain (loss)	(0.26)		1.80	(3.47)	0.55	0.87	0.42

Total operations	(0.21)		2.12	(3.10)	0.94	1.30	0.83

Distributions
From net investment income	—		(0.37)	(0.35)	(0.37)	(0.32)	(0.22)
From net realized gains	—		(0.35)	(1.08)	(0.34)	(0.58)	(0.50)

Total distributions	—		(0.72)	(1.43)	(0.71)	(0.90)	(0.72)

Net asset value
End of period/year	$9.49		$9.70	$8.30	$12.83	$12.60	$12.20

Total return(c)	(2.16	)%(d)	26.20%	(26.19)%	7.73%	11.21%	7.13%

Net assets end of period/year (000’s)	$1,871,682		$1,842,404	$1,190,212	$1,452,693	$1,043,139	$605,462
Ratio and supplemental data
Expenses to average net assets(e)	0.38	%(f)	0.38%	0.38%	0.38%	0.38%	0.39%
Net investment income, to average net assets(b)	0.98	%(f)	3.54%	3.36%	3.03%	3.44%	3.40%
Portfolio turnover rate(g)	18	%(d)	18%	23%	20%	3%	24%

(a)	Calculated based on average number of shares outstanding.

(b)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the fund invests.

(c)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	Not annualized.

(e)	Does not include expenses of the investment companies in which the fund invests.

(f)	Annualized.

(g)	Does not include the portfolio activity of the underlying affiliated funds.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Asset Allocation — Moderate VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Asset Allocation — Moderate VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2010.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from affiliated investment companies, if any, are recorded on the ex-dividend date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Asset Allocation — Moderate VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2010, is disclosed at the end of the Fund’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, and ML Life Insurance Company of New York.
Transamerica Asset Management, Inc. (“TAM”) is the Fund’s investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI.
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:
0.10% of ANA
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
0.25% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2010, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture at June 30, 2010.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Asset Allocation — Moderate VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2011. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.0125% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2010 were as follows:

Purchases of securities:
Long-term	$550,446
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	536,859
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax positions taken for all open tax years (2007 — 2009), or expected to be taken in the Fund’s 2010 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements..

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Asset Allocation — Moderate VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Asset Allocation — Moderate VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Morningstar Associates, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Board also contemplated the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Portfolio’s performance was above the median for its peer universe for the past 1-, 3- and 5-year periods. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the total expenses of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Asset Allocation — Moderate VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (unaudited)
(continued)
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Balanced VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (a)	Value	During Period (a)	Expense Ratio
Transamerica Balanced
VP Initial Class	$1,000.00	$984.40	$4.58	$1,020.18	$4.66	0.93%
Service Class	1,000.00	984.30	5.81	1,018.94	5.91	1.18

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets
Common Stocks	55.4%
Corporate Debt Securities	18.6
U.S. Government Agency Obligations	6.0
Mortgage-Backed Securities	4.8
U.S. Government Obligations	4.6
Repurchase Agreement	3.8
Preferred Corporate Debt Securities	2.5
Warrant	2.1
Asset-Backed Securities	1.9
Securities Lending Collateral	1.3
Municipal Government Obligation	0.3
Other Assets and Liabilities — Net	(1.3)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Balanced VP
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 4.6%
U.S. Treasury Bond
4.38%, 11/15/2039	$750	$810
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028	1,186	1,203
2.50%, 01/15/2029	1,335	1,509
U.S. Treasury Note
1.38%, 05/15/2013	4,000	4,049
2.13%, 05/31/2015	750	763
2.63%, 07/31/2014	1,270	1,327
3.50%, 05/15/2020	1,465	1,533
3.63%, 02/15/2020	3,870	4,089

Total U.S. Government Obligations (cost $14,560)		15,283

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.0%
Fannie Mae
5.00%, 05/01/2018- 03/01/2039	3,790	4,044
5.50%, 04/01/2037- 11/01/2038	2,120	2,279
6.00%, 08/01/2036- 12/01/2037	4,362	4,742
Freddie Mac
2.79%, 03/01/2035 *	173	182
5.00%, 04/01/2018- 07/01/2035	4,312	4,549
5.47%, 09/01/2037 *	782	836
5.50%, 09/01/2018- 07/01/2037	1,646	1,782
6.00%, 12/01/2037	644	711
Freddie Mac, IO
5.00%, 08/01/2035	5,011	866

Total U.S. Government Agency Obligations (cost 19,154)		19,991

MORTGAGE-BACKED SECURITIES - 4.8%
American Tower Trust
Series 2007-1A, Class AFX
5.42%, 04/15/2037 - 144A	485	522
Series 2007-1A, Class C
5.62%, 04/15/2037 - 144A	1,340	1,409
BCAP LLC Trust
Series 2009-RR10, Class 2A1
4.89%, 08/26/2035 - 144A *	756	752
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037 - 144A *	640	645
Series 2009-RR14, Class 1A1
6.01%, 05/26/2037 - 144A * Ә	930	939
Series 2009-RR3, Class 2A1
5.62%, 05/26/2037 - 144A *	424	433
Series 2009-RR6, Class 2A1
5.34%, 08/26/2035 - 144A *	547	541
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A * Ә	1,041	1,041
Credit Suisse Mortgage Capital Certificates
Series 2009-16R, Class 11A1
7.00%, 08/26/2036 - 144A	605	623
Crown Castle Towers LLC
Series 2006-1A, Class AFX
5.24%, 11/15/2036 - 144A	1,348	1,395
Jefferies & Co., Inc.
Series 2009-R7, Class 4A1
3.68%, 09/26/2034 - 144A *	771	767
Series 2009-R7, Class 12A1
5.35%, 08/26/2036 - 144A *	518	516
Series 2009-R7, Class 1A1
5.60%, 02/26/2036 - 144A *	859	872
Series 2009-R9, Class 1A1
5.82%, 08/26/2046 - 144A *	518	527
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A	444	459
Series 2009-R2, Class 2A
6.34%, 12/26/2037 - 144A *	523	542
JP Morgan Re-REMIC
Series 2009-7, Class 8A1
5.73%, 01/27/2047 - 144A *	562	557
WaMu Mortgage Pass-Through Certificates
Series 2003-S9, Class A6
5.25%, 10/25/2033	1,283	1,305
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 *	746	754
Series 2003-L, Class 1A2
4.55%, 11/25/2033 *	694	709
Wells Fargo Mortgage Loan Trust
Series 2010-RR1, Class 2A1
0.37%, 08/27/2047 - 144A *	705	688

Total Mortgage-Backed Securities (cost $15,166)		15,996

ASSET-BACKED SECURITIES - 1.9%
American Airlines Pass-Through Trust
Series 2001-2, Class A2
7.86%, 10/01/2011	1,350	1,373
Continental Airlines Pass-Through Trust
Series 1997-1, Class A
7.46%, 04/01/2015	1,055	1,041
Series 2009-1
9.00%, 07/08/2016	392	421
Delta Air Lines, Inc.
Series 2000-1, Class A-2
7.57%, 11/18/2010	1,320	1,337
Gaz Capital SA for Gazprom
8.13%, 07/31/2014 - 144A	925	1,007
UAL Pass-Through Trust
Series 2009-1
10.40%, 11/01/2016	1,179	1,268

Total Asset-Backed Securities (cost $6,337)		6,447

MUNICIPAL GOVERNMENT OBLIGATION - 0.3%
State of California
7.95%, 03/01/2036	980	1,042
Total Municipal Government Obligation (cost $981)

PREFERRED CORPORATE DEBT SECURITIES - 2.5%
Capital Markets - 0.4%
State Street Capital Trust IV
1.54%, 06/15/2037 *	1,990	1,424
Commercial Banks - 1.3%
Barclays Bank PLC
8.55%, 06/15/2011 - 144A * Ž	330	318
PNC Financial Services Group, Inc.
8.25%, 05/21/2013 * Ž	1,020	1,047
Rabobank Nederland NV
Series U
11.00%, 06/30/2019 - 144A * Ž	1,090	1,346
Wells Fargo & Co.
Series K, Class A
7.98%, 03/15/2018 * Ž	1,360	1,402
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Balanced VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value
Diversified Financial Services - 0.8%
City National Capital Trust I
9.63%, 02/01/2040	$1,310	$1,378
ZFS Finance USA Trust II
6.45%, 06/15/2016 - 144A *	1,458	1,305

Total Preferred Corporate Debt Securities (cost $7,582)		8,220

CORPORATE DEBT SECURITIES - 18.6%
Airlines - 0.4%
Delta Air Lines, Inc.
6.20%, 07/02/2018	1,140	1,272
Biotechnology - 0.3%
Genzyme Corp.
5.00%, 06/15/2020 - 144A	925	953
Building Products - 0.2%
Voto-Votorantim Overseas Trading Operations NV
6.63%, 09/25/2019 - 144A	645	655
Chemicals - 0.2%
Nalco Co.
8.25%, 05/15/2017	585	605
Commercial Banks - 3.0%
Barclays Bank PLC
10.18%, 06/12/2021 - 144A	1,186	1,485
City National Bank
6.75%, 09/01/2011	505	521
Fifth Third Bancorp
0.96%, 12/20/2016 *	1,250	1,074
First Tennessee Bank NA
4.63%, 05/15/2013	1,365	1,350
M&I Marshall & Ilsley Bank
5.00%, 01/17/2017	870	798
Regions Bank
7.50%, 05/15/2018	690	700
Regions Financial Corp.
5.75%, 06/15/2015	740	735
Royal Bank of Scotland PLC
4.88%, 03/16/2015	1,410	1,403
Silicon Valley Bank
6.05%, 06/01/2017	1,090	1,104
Zions Bancorporation
7.75%, 09/23/2014	745	759
Construction Materials - 0.2%
Cemex Finance LLC
9.50%, 12/14/2016 - 144A	670	647
Containers & Packaging - 0.3%
Graphic Packaging International, Inc.
9.50%, 06/15/2017	660	689
Rexam PLC
6.75%, 06/01/2013 - 144A	255	275
Diversified Financial Services - 3.8%
Crown Castle Towers LLC
6.11%, 01/15/2020 - 144A	1,350	1,482
ERAC USA Finance LLC
8.00%, 01/15/2011 - 144A	300	310
Ford Motor Credit Co., LLC
3.28%, 01/13/2012 *∧	710	690
Glencore Funding LLC
6.00%, 04/15/2014 - 144A	744	744
GTP Towers Issuer LLC
4.44%, 02/15/2015 - 144A	1,245	1,315
Harley-Davidson Funding Corp.
5.25%, 12/15/2012 - 144A	305	315
Hyundai Capital Services, Inc.
6.00%, 05/05/2015 - 144A	1,164	1,247
Irish Life & Permanent Group Holdings PLC
3.60%, 01/14/2013 - 144A	1,395	1,382
Oaktree Capital Management, LP
6.75%, 12/02/2019 - 144A	1,275	1,303
QHP Royalty Sub LLC
10.25%, 03/15/2015 - 144A §	524	534
Selkirk Cogen Funding Corp.
Series A
8.98%, 06/26/2012	670	712
TNK-BP Finance SA
6.25%, 02/02/2015 - 144A	680	682
Unison Ground Lease Funding LLC
6.39%, 04/15/2020 - 144A	1,430	1,502
Diversified Telecommunication Services - 0.4%
SBA Tower Trust
5.10%, 04/15/2017 - 144A	1,270	1,353
Electric Utilities - 0.4%
KCP&L Greater Missouri Operations Co.
11.88%, 07/01/2012	1,125	1,296
Food & Staples Retailing - 0.4%
Ingles Markets, Inc.
8.88%, 05/15/2017	610	621
Stater Brothers Holdings, Inc.
8.13%, 06/15/2012	725	725
Food Products - 0.6%
Lorillard Tobacco Co.
8.13%, 06/23/2019	1,150	1,275
Michael Foods, Inc.
9.75%, 07/15/2018 - 144A	680	699
Gas Utilities - 0.4%
EQT Corp.
8.13%, 06/01/2019	1,119	1,316
Hotels, Restaurants & Leisure - 0.6%
Hyatt Hotels Corp.
5.75%, 08/15/2015 - 144A	1,225	1,278
MGM Resorts International
8.38%, 02/01/2011	720	727
Insurance - 1.8%
Fidelity National Financial, Inc.
6.60%, 05/15/2017	705	703
HCC Insurance Holdings, Inc.
6.30%, 11/15/2019	1,400	1,471
Oil Insurance, Ltd.
7.56%, 06/30/2011 - 144A * Ž	1,320	1,149
Reinsurance Group of America, Inc.
6.45%, 11/15/2019	1,255	1,341
Travelers Cos., Inc.
6.25%, 03/15/2037 *	1,374	1,289
Machinery - 0.5%
Kennametal, Inc.
7.20%, 06/15/2012	990	1,051
Valmont Industries, Inc.
6.63%, 04/20/2020	590	605
Multi-Utilities - 0.2%
Black Hills Corp.
9.00%, 05/15/2014	616	720
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Balanced VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Oil, Gas & Consumable Fuels - 0.6%
Lukoil International Finance BV
6.38%, 11/05/2014 - 144A	$640	$671
Opti Canada, Inc.
8.25%, 12/15/2014	340	296
Petroleum Co., of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 - 144A	616	702
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/2019 - 144A	349	386
Paper & Forest Products - 0.2%
Exopack Holding Corp.
11.25%, 02/01/2014	700	709
Real Estate Investment Trusts - 3.5%
Dexus Property Group
7.13%, 10/15/2014 - 144A	855	931
Digital Realty Trust, LP
5.88%, 02/01/2020 - 144A	1,240	1,265
Duke Realty, LP
7.38%, 02/15/2015	1,070	1,187
Entertainment Properties Trust
7.75%, 07/15/2020 - 144A	950	952
Healthcare Realty Trust, Inc.
6.50%, 01/17/2017	995	1,040
Kilroy Realty, LP
6.63%, 06/01/2020 - 144A	1,000	1,019
PPF Funding, Inc.
5.35%, 04/15/2012 - 144A	1,355	1,377
Tanger Properties, LP
6.13%, 06/01/2020	550	579
6.15%, 11/15/2015	710	773
UDR, Inc.
5.50%, 04/01/2014	1,000	1,040
WEA Finance LLC
6.75%, 09/02/2019 - 144A	1,265	1,407
Real Estate Management & Development - 0.4%
Post Apartment Homes, LP
5.45%, 06/01/2012	305	317
6.30%, 06/01/2013	970	1,029
Semiconductors & Semiconductor Equipment - 0.2%
Maxim Integrated Products, Inc.
3.45%, 06/14/2013	640	645

Total Corporate Debt Securities (cost $58,308)		61,187

	Shares	Value

COMMON STOCKS - 55.4%
Aerospace & Defense - 1.2%
Precision Castparts Corp.	38,705	3,984
Air Freight & Logistics - 1.8%
CH Robinson Worldwide, Inc.	45,000	2,504
Expeditors International of Washington, Inc.	57,000	1,967
United Parcel Service, Inc. — Class B	26,500	1,508
Auto Components - 3.3%
BorgWarner, Inc. ‡	204,872	7,650
Johnson Controls, Inc.	113,000	3,036
Capital Markets - 2.1%
Charles Schwab Corp.	215,000	3,049
Credit Suisse Group AG ADR	22,500	842
T. Rowe Price Group, Inc.	72,000	3,195
Chemicals - 2.3%
Praxair, Inc.	64,900	4,932
Sigma-Aldrich Corp. ^	57,500	2,865
Commercial Banks - 1.2%
BB&T Corp.	75,000	1,973
Marshall & Ilsley Corp.	281,000	2,018
Communications Equipment - 1.2%
QUALCOMM, Inc.	121,790	4,000
Computers & Peripherals - 5.2%
Apple, Inc. ‡	41,470	10,430
International Business Machines Corp.	55,630	6,869
Construction & Engineering - 1.3%
Jacobs Engineering Group, Inc. ‡^	120,484	4,390
Diversified Financial Services - 2.1%
JPMorgan Chase & Co.	188,000	6,883
Electrical Equipment - 1.0%
Emerson Electric Co. ^	79,250	3,462
Energy Equipment & Services - 1.8%
Core Laboratories NV ^	28,500	4,207
Schlumberger, Ltd. ^	34,000	1,882
Food & Staples Retailing - 0.7%
Wal-Mart Stores, Inc.	50,000	2,404
Health Care Equipment & Supplies - 1.9%
Becton, Dickinson and Co.	46,767	3,163
Covidien PLC	45,000	1,808
Varian Medical Systems, Inc. ‡	22,500	1,176
Insurance - 1.4%
Berkshire Hathaway, Inc. — Class A ‡	36	4,320
Berkshire Hathaway, Inc. — Class B ‡	1,885	150
Internet & Catalog Retail - 2.2%
Amazon.com, Inc. ‡	68,000	7,430
Internet Software & Services - 2.9%
Google, Inc. — Class A ‡	13,500	6,007
Rackspace Hosting, Inc. ‡	195,000	3,576
IT Services - 1.1%
Automatic Data Processing, Inc.	87,000	3,503
Machinery - 4.7%
Caterpillar, Inc.	107,575	6,462
Kennametal, Inc. ^	167,700	4,265
PACCAR, Inc.	113,000	4,505
Metals & Mining - 1.8%
Vale SA — Class B ADR ‡	246,000	5,990
Oil, Gas & Consumable Fuels - 1.1%
EOG Resources, Inc.	35,500	3,492
Paper & Forest Products - 2.0%
Weyerhaeuser Co.	183,675	6,465
Pharmaceuticals - 2.9%
Perrigo Co.	53,000	3,131
Roche Holding AG ADR	62,165	2,132
Teva Pharmaceutical Industries, Ltd. ADR	87,400	4,544
Professional Services - 1.4%
Robert Half International, Inc. ^	194,455	4,579
Road & Rail - 1.9%
Union Pacific Corp.	86,500	6,013
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Balanced VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Software - 3.5%
Microsoft Corp.	243,795	$5,610
Oracle Corp.	281,386	6,038
Trading Companies & Distributors - 1.4%
WW Grainger, Inc.	47,100	4,684

Total Common Stocks (cost $172,170)		183,093

WARRANT - 2.1%
United States - 2.1%
Wells Fargo & Co. ‡
Expiration: 10/28/2018
Exercise Price: $0.00	875,985	6,763
Total Warrant (cost $6,901)

SECURITIES LENDING COLLATERAL - 1.3%
State Street Navigator Securities Lending
Trust — Prime Portfolio, 0.25% ▲	4,303,504	4,304
Total Securities Lending Collateral (cost $4,304)

	Principal	Value
REPURCHASE AGREEMENT - 3.8%
State Street Bank & Trust Co.
0.00% ▲, dated 06/30/2010, to be repurchased at $12,619 on 07/01/2010.
Collateralized by a U.S. Government Agency
Obligation, 4.00%, due 12/15/2017, and with a value of $12,874.	$12,619	$12,619
Total Repurchase Agreement (cost $12,619)

Total Investment Securities (cost $318,082) #		334,945
Other Assets and Liabilities — Net		(4,044)

Net Assets		$330,901

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 06/30/2010.
Ә	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $1,980, or 0.60% of the fund’s net assets.
Ž	The security has a perpetual maturity. The date shown is the next call date.
§	Illiquid. At 06/30/2010, this security had a market value $534, or 0.16% of the fund’s net assets.
^	All or a portion of this security is on loan. The value of all securities on loan is $4,208.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 06/30/2010.
#	Aggregate cost for federal income tax purposes is $318,082. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $26,838 and $9,975, respectively. Net unrealized appreciation for tax purposes is $16,863.
DEFINITIONS:

144A
144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2010, these securities aggregated $45,224, or 13.67%, of the fund’s net assets.

ADR	American Depositary Receipt

IO	Interest Only

REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Balanced VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$18,116	$—	$—	$18,116
Equities — Consumer Staples	2,404	—	—	2,404
Equities — Energy	9,581	—	—	9,581
Equities — Financials	29,193	—	—	29,193
Equities — Health Care	15,954	—	—	15,954
Equities — Industrials	48,322	—	—	48,322
Equities — Information Technology	46,034	—	—	46,034
Equities — Materials	20,252	—	—	20,252
Fixed Income — Asset-Backed Security	—	6,447	—	6,447
Fixed Income — Consumer Discretionary	—	2,005	—	2,005
Fixed Income — Consumer Staples	—	3,320	—	3,320
Fixed Income — Energy	—	2,055	—	2,055
Fixed Income — Financials	—	49,236	—	49,236
Fixed Income — Health Care	—	953	—	953
Fixed Income — Industrials	—	3,583	—	3,583
Fixed Income — Information Technology	—	1,998	—	1,998
Fixed Income — Materials	—	2,925	—	2,925
Fixed Income — Mortgage-Backed Security	—	15,996	—	15,996
Fixed Income — Municipal Government Obligation	—	1,042	—	1,042
Fixed Income — U.S. Government Agency Obligation	—	19,991	—	19,991
Fixed Income — U.S. Government Obligation	—	15,283	—	15,283
Fixed Income — Utilities	—	3,332	—	3,332
Cash & Cash Equivalent — Repurchase Agreement	—	12,619	—	12,619
Cash & Cash Equivalent — Securities Lending Collateral	4,304	—	—	4,304
Total	$194,160	$140,785	$—	$334,945
Level 3 Rollforward — Investment Securities

	Beginning					Net Transfers
	Balance at		Accrued	Total Realized	Change in Unrealized	(Out) of	Ending Balance
Securities	12/31/2009	Net Purchases	Discounts/(Premiums)	Gain	Appreciation	Level 3	at 06/30/2010
Fixed Income - Mortgage-Backed Security	$980	$2,400	$—	$27	$291	$(3,698)	$—

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Balanced VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $305,463) (including securities loaned of $4,208)	$322,326
Repurchase agreement, at value (cost: $12,619)	12,619
Receivables:
Investment securities sold	276
Shares sold	132
Interest	1,332
Dividends	91
Dividend reclaims	1

336,777

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	1,140
Shares redeemed	94
Management and advisory fees	232
Distribution and service fees	19
Administration fees	6
Printing and shareholder reports fees	34
Audit and tax fees	16
Other	31
Collateral for securities on loan	4,304

5,876

Net assets	$330,901

Net assets consist of:
Capital stock ($.01 par value)	$328
Additional paid-in capital	314,540
Undistributed net investment income	3,673
Undistributed (accumulated) net realized gain (loss) from investment securities	(4,503)
Net unrealized appreciation (depreciation) on:
Investment securities	16,863

Net assets	$330,901

Net assets by class:
Initial Class	$245,464
Service Class	85,437
Shares outstanding:
Initial Class	24,272
Service Class	8,521
Net asset value and offering price per share:
Initial Class	$10.11
Service Class	10.03
STATEMENT OF OPERATIONS
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income (withholding taxes on foreign dividends of $7)	$677
Interest income	2,239
Securities lending income (net)	3

2,919

Expenses:
Management and advisory	709
Printing and shareholder reports	3
Custody	14
Administration	18
Legal	3
Audit and tax	11
Trustees	3
Transfer agent	1
Distribution and service:
Service Class	85
Merger related	73
Other	1

Total expenses	921

Net investment income	1,998

Net realized gain (loss) on transactions from:
Investment securities	3,843
Net decrease in unrealized appreciation (depreciation) on:
Investment securities	(29,504)

Net realized and unrealized loss	(25,661)

Net decrease in net assets resulting from operations	$(23,663)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Balanced VP
STATEMENTS OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2010	December 31,
	(unaudited)	2009
From operations:
Net investment income	$1,998	$1,641
Net realized gain (loss) from investment securities	3,843	(6,218)
Change in net unrealized appreciation (depreciation) on investment securities	(29,504)	24,027

Net increase (decrease) in net assets resulting from operations	(23,663)	19,450

Distributions to shareholders:
From net investment income:
Initial Class	—	(696)
Service Class	—	(685)

	—	(1,381)

From net realized gains:
Initial Class	—	(562)
Service Class	—	(597)

	—	(1,159)

Total distributions to shareholders	—	(2,540)

Capital share transactions:
Proceeds from shares sold:
Initial Class	3,592	9,326
Service Class	17,309	30,995

	20,901	40,321

Proceeds from fund acquisition:
Initial Class	230,299	—

Service Class	24,599	—

	254,898	—

Dividends and distributions reinvested:
Initial Class	—	1,258
Service Class	—	1,282

	—	2,540

Cost of shares redeemed:
Initial Class	(13,570)	(9,742)
Service Class	(9,165)	(7,363)

	(22,735)	(17,105)

Net increase in net assets from capital shares transactions	253,064	25,756

Net increase in net assets	229,401	42,666

Net assets:
Beginning of period/year	101,500	58,834

End of period/year	$330,901	$101,500

Undistributed net investment income	$3,673	$1,675

Share activity:
Shares issued:
Initial Class	337	1,037
Service Class	1,644	3,496

	1,981	4,533

Shares issued on fund acquisition:
Initial Class	20,822	—
Service Class	2,243	—

	23,065	—

Shares issued-reinvested from distributions:
Initial Class	—	133
Service Class	—	137

	—	270

Shares redeemed:
Initial Class	(1,299)	(1,098)
Service Class	(877)	(821)

	(2,176)	(1,919)

Net increase (decrease) in shares outstanding:
Initial Class	19,860	72
Service Class	3,010	2,812

	22,870	2,884

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Balanced VP
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2010)
For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$10.27		$8.38	$13.70	$12.25	$11.63	$11.77
Investment operations
Net investment income(a)	0.13		0.21	0.22	0.19	0.16	0.14
Net realized and unrealized gain (loss)	(0.29)		1.97	(4.36)	1.47	0.88	0.74

Total operations	(0.16)		2.18	(4.14)	1.66	1.04	0.88

Distributions
From net investment income	—		(0.16)	(0.21)	(0.15)	(0.12)	(0.16)
From net realized gains	—		(0.13)	(0.97)	(0.06)	(0.30)	(0.86)

Total distributions	—		(0.29)	(1.18)	(0.21)	(0.42)	(1.02)

Net asset value
End of period/year	$10.11		$10.27	$8.38	$13.70	$12.25	$11.63

Total return(b)	(1.56	%)(c)	26.30%	(32.40%)	13.61%	9.12%	7.96%
Net assets end of period/year (000’s)	$245,464		$45,319	$36,361	$81,632	$71,949	$61,698
Ratio and supplemental data
Expenses to average net assets	0.93	%(d)	0.91%	0.90%	0.89%	0.89%	0.94%
Net investment income, to average net assets	2.41	%(d)	2.26%	1.89%	1.49%	1.32%	1.17%
Portfolio turnover rate	28	%(c)	82%	67%	60%	47%	50%
For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$10.19		$8.33	$13.64	$12.21	$11.61	$11.77
Investment operations
Net investment income(a)	0.10		0.18	0.19	0.16	0.13	0.11
Net realized and unrealized gain (loss)	(0.26)		1.96	(4.34)	1.46	0.87	0.74

Total operations	(0.16)		2.14	(4.15)	1.62	1.00	0.85

Distributions
From net investment income	—		(0.15)	(0.19)	(0.13)	(0.10)	(0.15)
From net realized gains	—		(0.13)	(0.97)	(0.06)	(0.30)	(0.86)

Total distributions	—		(0.28)	(1.16)	(0.19)	(0.40)	(1.01)

Net asset value
End of period/year	$10.03		$10.19	$8.33	$13.64	$12.21	$11.61

Total return(b)	(1.57	%)(c)	25.94%	(32.57%)	13.38%	8.74%	7.79%
Net assets end of period/year (000’s)	$85,437		$56,181	$22,473	$20,711	$9,672	$3,791
Ratio and supplemental data
Expenses to average net assets	1.18	%(d)	1.16%	1.15%	1.14%	1.14%	1.19%
Net investment income, to average net assets	1.90	%(d)	1.98%	1.71%	1.25%	1.11%	0.91%
Portfolio turnover rate	28	%(c)	82%	67%	60%	47%	50%

(a)	Calculated based on average number of shares outstanding.

(b)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(c)	Not annualized.

(d)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Balanced VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Balanced VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and pursuant to the terms of the repurchase agreement, must be collaterized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund securities exposes the Fund to risks such as the following: (i) the borrower may fail to return the loaned securities; (ii) the borrower may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund attempts to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2010 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
Commissions recaptured during the period ended June 30, 2010 of $2 are included in net realized gain (loss) in the Statement of Operations.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at the amount of distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Balanced VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Foreign securities in which their primary trading market closes at the same time or after the NYSE are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (“ADR”), financial futures, Exchange Traded Funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Balanced VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.
U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U. S. government securities. Mortgage pass-throughs include to-be-announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying portfolios and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2010, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, are disclosed at the end of the Fund’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, and ML Life Insurance Company of New York.
TAM is the Fund’s investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Investment Management, LLC (“TIM”) is both an affiliate of the Fund and sub-adviser of the Fund.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TIM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TIM, TFS, and TCI.
Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

Effective May 1, 2010
First $500 million	0.75%
Over $500 million up to $1 billion	0.65%
Over $1 billion	0.60%

Prior to May 1, 2010
First $250 million	0.80%
Over $250 million up to $500 million	0.75%
Over $500 million up to $1.5 billion	0.70%
Over $1.5 billion	0.625%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Balanced VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
1.20% Expense Limit
Prior to May 1, 2010, the expense limit was 1.40%.
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived advisory fees.
During the period ended June 30, 2010, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture at June 30, 2010.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2011. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2010 were as follows:

Purchases of securities:
Long-term	$245,559
U.S. Government	21,473
Proceeds from maturities and sales of securities:
Long-term	41,909
U.S. Government	13,546

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Balanced VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2007 — 2009), or expected to be taken in the Fund’s 2010 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. REORGANIZATION
On April 30, 2010, Transamerica Balanced VP acquired all of the net assets of Transamerica Value Balanced VP pursuant to a Plan of Reorganization. Transamerica Balanced VP is the accounting survivor. The purpose of the transaction was to achieve a more cohesive, focused, and streamlined fund complex. The acquisition was accomplished by a tax-free exchange of 23,065 shares of Transamerica Balanced VP for 24,062 shares of Transamerica Value Balanced VP outstanding on April 30, 2010. Transamerica Value Balanced VP’s net assets at that date, $254,898, including $33,869 unrealized appreciation, were combined with those of Transamerica Balanced VP. The aggregate net assets of Transamerica Balanced VP immediately before the acquisition were $112,393; the combined net assets of Transamerica Balanced VP immediately after the acquisition were $367,291. In the acquisition, Transamerica Balanced VP retained certain capital loss carryforwards from Transamerica Value Balanced VP in the amount of $25,136. Shares issued with the acquisition were as follows:

Transamerica Value Balanced VP
Class	Shares	Amount
Initial	20,822	$230,299
Service	2,243	24,599
The exchange ratio of the reorganization for the Fund is as follows (Transamerica Balanced VP shares issuable/ Transamerica Value Balanced VP):

Transamerica Value Balanced VP
Class	Exchange Ratio
Initial	0.95
Service	1.00
Assuming the reorganization had been completed on January 1, 2010, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the period ended June 30, 2010, are as follows:

Net investment income	$3,371
Net realized and unrealized (loss)	(7,755)
Net (decrease) in net assets resulting from operations	(4,384)
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Transamerica Value Balanced VP that have been included in the Fund’s Statement of Operations since April 30, 2010.
NOTE 7. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of issuance of the financial statements, and has determined that no other material events or transactions would require recognition or disclosure in the Fund’s Financial Statements.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Balanced VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Balanced VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Transamerica Investment Management, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including composite information about fees and performance provided by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also contemplated the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Portfolio’s performance was above the median for its peer universe for the past 1-, 3- and 5-year periods. The Trustees also noted that the Sub-Adviser had recently named a new lead portfolio manager for the Portfolio. The Trustees agreed that they would monitor the portfolio manager transition and performance going forward. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the total expenses of the Portfolio were above the median for its peer group and in line with the median for its peer universe. It was noted that the peer group was challenging due to varying asset allocations. Additionally, the Trustees noted that it was management’s belief that the Portfolio’s expenses may decrease in connection with its recent merger with Transamerica Value Balanced VP. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Balanced VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)
(unaudited)
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica BlackRock Global Allocation VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (a)	Value	During Period (a)	Expense Ratio (c)

Transamerica BlackRock Global Allocation VP	$1,000.00	$953.10	$1.40	$1,023.36	$1.45	0.29%

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.

(c)	Expense ratios do not include expenses of the investment companies in which the fund invests.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Capital Markets	100.0%
Other Assets and Liabilities — Net	(0.0) *

Total	100.0%

*	Rounds to less than (0.1%).

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica BlackRock Global Allocation VP
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANY — 100.0%
Capital Markets — 100.0%
BlackRock Global Allocation V.I.	24,157,279	$344,000

Total Investment Company (cost $354,755) #		344,000
Other Assets and Liabilities — Net		(91)

Net Assets		$343,909

NOTE TO SCHEDULE OF INVESTMENTS:

#	Aggregate cost for federal income tax purposes is $354,755. Aggregate gross/net unrealized depreciation for all securities in which there is an excess of tax cost over value was $10,755.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Company	$344,000	$—	$—	$344,000

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica BlackRock Global Allocation VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investments in affiliated investment companies at value (cost: $354,755)	$344,000
Receivables:
Shares sold	903

344,903

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	897
Shares redeemed	6
Distribution and service fees	74
Administration fees	6
Trustees fees	1
Audit and tax fees	8
Other	2

994

Net assets	$343,909

Net assets consist of:
Capital stock ($.01 par value)	$297
Additional paid-in capital	352,822
Undistributed net investment income	1,454
Undistributed (accumulated) net realized gain (loss) from investments in affiliated investment companies	91
Net unrealized appreciation (depreciation) on investments in affiliated investment companies	(10,755)

Net assets	$343,909

Shares outstanding	29,663

Net asset value and offering price per share	$11.59
STATEMENT OF OPERATIONS
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

Expenses:
Management and advisory	$61
Printing and shareholder reports	1
Custody	9
Administration	25
Legal	5
Audit and tax	7
Trustees	4
Transfer agent	1
Distribution and service	307
Other	1

Total expenses	421

Less waiver/reimbursement	(61)

Net expenses	360

Net investment loss	(360)

Net realized gain (loss) from:
Investments in affiliated investment companies	91

Net decrease in unrealized appreciation (depreciation) on:
Investments in affiliated investment companies	(15,994)

Net realized and unrealized loss on investments in affiliated investment companies	(15,903)

Net decrease In net assets resulting from operations	$(16,263)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica BlackRock Global Allocation VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2010	December 31,
	(unaudited)	2009(a)
From operations:
Net investment income (loss)	$(360)	$1,814
Net realized gain (loss) from investments in affiliated investment companies	91	—
Change in net unrealized appreciation (depreciation) on investments in affiliated investment companies	(15,994)	5,239

Net increase (decrease) in net assets resulting from operations	(16,263)	7,053

Capital share transactions:
Proceeds from shares sold	206,627	151,712
Cost of shares redeemed	(3,875)	(1,345)

Net increase in net assets resulting from capital shares transactions	202,752	150,367

Net increase in net assets	186,489	157,420

Net assets:
Beginning of period/year	157,420	—

End of period/year	$343,909	$157,420

Undistributed net investment income	$1,454	$1,814

Share activity:
Shares issued	17,045	13,055
Shares redeemed	(323)	(114)

Net increase in shares outstanding	16,722	12,941

(a)	Commenced operations on May 1, 2009.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica BlackRock Global Allocation VP
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2010)
For a share outstanding throughout each period

	Service Class
	Period ended		May 1 to
	June 30, 2010		Dec 31, 2009(a)
Net asset value
Beginning of period/year	$12.16		$10.00
Investment operations
Net investment income (loss)(b),(c)	(0.02)		0.37
Net realized and unrealized gain (loss)	(0.55)		1.79

Total operations	(0.57)		2.16

Net asset value
End of period/year	$11.59		$12.16

Total return(d)	(4.69)	%(e)	21.60	%(e)

Net assets end of period/year (000’s)	$343,909		$157,420
Ratio and supplemental data
Expenses to average net assets(f)
After reimbursement/fee waiver	0.29	%(g)	0.35	%(g)
Before reimbursement/fee waiver	0.34	%(g)	0.40	%(g)
Net investment income (loss), to average net assets(c)	(0.29)	%(g)	4.74	%(g)
Portfolio turnover rate(h)	—	%(e),(i)	—	%(e),(i)

(a)	Commenced operations on May 1, 2009.

(b)	Calculated based on average number of shares outstanding.

(c)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests.

(d)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(e)	Not annualized.

(f)	Do not include expenses of the investment companies in which the fund invests.

(g)	Annualized.

(h)	Does not include the portfolio activity of the underlying funds.

(i)	Rounds to less than 1%.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica BlackRock Global Allocation VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(Unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Global Allocation VP (the “Fund”) is part of TST.
The Fund currently offers one class of shares; a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2010.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from investment companies, if any, are recorded on the ex-dividend date.
Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at the amount of distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1 — Unadjusted quoted prices in active markets for identical securities.
Level 2 — Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 — Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica BlackRock Global Allocation VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2010, is disclosed at the end of the Fund’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, and ML Life Insurance Company of New York.
Transamerica Asset Management, Inc. (“TAM”) is the Fund’s investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI.
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:
0.05% of ANA
TAM has agreed to voluntarily waive the entirety of its management fee. This waiver may be discontinued at any time without notice.
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
0.25% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2010, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture as of June 30, 2010.
Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.
The Fund is authorized under the Distribution Plan to pay fees up to a limit of 0.25%.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica BlackRock Global Allocation VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2010 were as follows:

Purchases of securities:
Long-term	$203,237
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	799
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax positions taken for the open tax year (2009), or expected to be taken in the Fund’s 2010 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica BlackRock Global Allocation VP
INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL (unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica BlackRock Global Allocation VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), to determine whether the agreement should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the compensation to be received by TAM under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM. The Trustees noted that the Portfolio invests in securities through an underlying mutual fund sponsored by BlackRock Fund Advisors (“BlackRock”). The Board also contemplated the experience, capability and integrity of TAM’s senior management, the financial resources of TAM, TAM’s management oversight process, and the professional qualifications of the portfolio management team of BlackRock. The Trustees determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009, noting that the Portfolio has an inception date of May 1, 2009. The Board noted that the Portfolio’s performance was below the median for its peer universe for the past 1-year period. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies..
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s costs of its provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management fees for the Portfolio. The Trustees noted that the Portfolio’s contractual management fee and total expenses were below the medians for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates,, as applicable, and determined that the management and sub-advisory fees to be received by TAM under the agreement is consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM in the future.
     Benefits to TAM and its affiliates from its relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM and its affiliates from their relationship with the Portfolio are consistent with industry practice and in the best interests of the Portfolio and their shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board also determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica BlackRock Global Allocation VP
INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL (unaudited)
(continued)
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica BlackRock Large Cap Value VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (a)	Value	During Period (a)	Expense Ratio

Transamerica BlackRock Large Cap Value VP
Initial Class	$1,000.00	$923.80	$3.77	$1,020.88	$3.96	0.79%
Service Class	1,000.00	922.50	4.96	1,019.64	5.21	1.04

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

Asset Type	% of Net Assets

Common Stocks	99.9%
Securities Lending Collateral	1.6
Other Assets and Liabilities — Net	(1.5)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica BlackRock Large Cap Value VP
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 99.9%
Aerospace & Defense - 4.4%
Boeing Co. ^	260,000	$16,314
General Dynamics Corp.	160,000	9,370
Honeywell International, Inc. ^	77,800	3,037
L-3 Communications Holdings, Inc. ^	157,000	11,122
Northrop Grumman Corp.	400,000	21,775
Raytheon Co.	240,000	11,614
Chemicals - 5.7%
Albemarle Corp. ^	120,000	4,765
Ashland, Inc.	90,000	4,178
Cabot Corp. ^	307,000	7,402
Cytec Industries, Inc.	171,000	6,838
E.I. du Pont de Nemours & Co.	680,000	23,520
Eastman Chemical Co. ^	59,500	3,175
Huntsman Corp. ^	1,440,000	12,485
Lubrizol Corp.	177,500	14,255
PPG Industries, Inc.	208,400	12,589
RPM International, Inc.	492,700	8,790
Commercial Banks - 3.2%
Fifth Third Bancorp	1,390,000	17,083
Marshall & Ilsley Corp.	1,040,000	7,467
Popular, Inc. ‡	1,710,000	4,583
Regions Financial Corp.	1,020,000	6,712
Wells Fargo & Co.	230,000	5,888
Zions Bancorporation	640,000	13,805
Commercial Services & Supplies - 0.8%
Avery Dennison Corp. ^	99,500	3,197
Cintas Corp. ^	120,000	2,876
RR Donnelley & Sons Co. ^	488,000	7,989
Computers & Peripherals - 3.3%
Lexmark International, Inc. — Class A ‡ ^	158,000	5,219
SanDisk Corp. ‡	390,000	16,407
Seagate Technology ‡	1,360,000	17,735
Western Digital Corp. ‡	540,000	16,286
Construction & Engineering - 0.2%
URS Corp. ‡ ^	100,000	3,935
Consumer Finance - 1.6%
AmeriCredit Corp. ‡	190,000	3,462
Capital One Financial Corp. ^	570,000	22,971
Containers & Packaging - 1.3%
Crown Holdings, Inc. ‡ ^	180,000	4,507
Sealed Air Corp.	369,000	7,277
Temple-Inland, Inc. ^	506,000	10,459
Diversified Financial Services - 6.9%
Bank of America Corp. ^	4,380,000	62,941
Citigroup, Inc. ‡	11,340,000	42,638
JPMorgan Chase & Co.	360,000	13,180
Diversified Telecommunication Services - 5.6%
AT&T, Inc. ^	1,880,000	45,477
Qwest Communications International, Inc. ^	1,240,000	6,510
Verizon Communications, Inc.	1,530,000	42,871
Electric Utilities - 1.5%
Edison International ^	576,600	18,290
NV Energy, Inc. ^	610,000	7,204
Electrical Equipment - 0.6%
Hubbell, Inc. — Class B	201,300	7,990
Thomas & Betts Corp. ‡	88,800	3,081
Energy Equipment & Services - 4.6%
Atwood Oceanics, Inc. ‡ ^	83,000	2,118
Helix Energy Solutions Group, Inc. ‡ ^	470,000	5,062
Nabors Industries, Ltd. ‡ ^	960,000	16,915
National Oilwell Varco, Inc.	597,000	19,744
Oil States International, Inc. ‡ ^	201,600	7,979
Rowan Cos., Inc. ‡ ^	128,400	2,817
SEACOR Holdings, Inc. ‡ ^	100,500	7,101
Tidewater, Inc. ^	181,700	7,035
Unit Corp. ‡ ^	244,000	9,904
Food & Staples Retailing - 1.2%
Safeway, Inc. ^	1,030,000	20,250
SUPERVALU, Inc.	80,000	867
Food Products - 3.1%
ConAgra Foods, Inc. ^	620,000	14,458
Del Monte Foods Co.	299,800	4,314
Hershey Co. ^	271,200	12,999
Sara Lee Corp. ^	1,410,000	19,881
Gas Utilities - 0.1%
UGI Corp.	82,000	2,086
Health Care Equipment & Supplies - 0.4%
Kinetic Concepts, Inc. ‡ ^	203,500	7,430
Health Care Providers & Services - 10.1%
Aetna, Inc. ^	710,000	18,730
AmerisourceBergen Corp. — Class A ^	590,000	18,733
Cardinal Health, Inc.	443,100	14,893
Community Health Systems, Inc. ‡ ^	219,900	7,435
Coventry Health Care, Inc. ‡	210,000	3,713
Health Net, Inc. ‡ ^	210,000	5,118
Humana, Inc. ‡ ^	140,000	6,394
Lincare Holdings, Inc. ‡ ^	294,750	9,582
McKesson Corp.	310,000	20,819
Medco Health Solutions, Inc. ‡ ^	134,000	7,381
Omnicare, Inc. ^	170,000	4,029
Tenet Healthcare Corp. ‡ ^	840,000	3,646
UnitedHealth Group, Inc. ^	1,000,000	28,399
WellPoint, Inc. ‡	460,000	22,507
Household Durables - 0.2%
Whirlpool Corp. ^	35,200	3,091
Household Products - 0.9%
Procter & Gamble Co.	270,000	16,195
Independent Power Producers & Energy Traders - 1.4%
Constellation Energy Group, Inc. ^	183,300	5,911
Mirant Corp. ‡ ^	646,500	6,827
NRG Energy, Inc. ‡ ^	528,600	11,212
Industrial Conglomerates - 3.8%
Carlisle Cos., Inc. ^	231,000	8,346
General Electric Co. ^	3,830,000	55,229
Insurance - 6.9%
American Financial Group, Inc. ^	304,400	8,316
Arch Capital Group, Ltd. ‡ ^	100,000	7,450
Assurant, Inc. ^	331,200	11,493
Axis Capital Holdings, Ltd.	220,000	6,538
Berkshire Hathaway, Inc. — Class B ‡	120,000	9,563
Endurance Specialty Holdings, Ltd. ^	90,700	3,404
HCC Insurance Holdings, Inc. ^	388,400	9,617
Lincoln National Corp.	307,866	7,478
Loews Corp. ^	190,800	6,356
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica BlackRock Large Cap Value VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Insurance (continued)
MetLife, Inc. ^	190,000	$7,174
Prudential Financial, Inc.	100,000	5,366
RenaissanceRe Holdings, Ltd. ^	105,400	5,931
StanCorp Financial Group, Inc. ^	100,000	4,054
Unitrin, Inc. ^	114,891	2,941
Unum Group	920,000	19,964
XL Group PLC — Class A ^	200,000	3,202
Internet & Catalog Retail - 0.2%
Liberty Media Corp. — Interactive — Series A ‡ ^	350,000	3,675
IT Services - 0.5%
Computer Sciences Corp. ^	121,600	5,502
DST Systems, Inc. ^	70,000	2,530
Machinery - 1.8%
Eaton Corp. ^	177,100	11,589
Harsco Corp. ^	90,000	2,115
Manitowoc Co., Inc. ^	340,000	3,108
Oshkosh Corp. ‡	137,000	4,269
Timken Co.	223,000	5,796
Trinity Industries, Inc. ^	210,000	3,721
Media - 0.3%
Liberty Global, Inc. — Series A ‡ ^	190,000	4,938
Metals & Mining - 1.6%
Freeport-McMoRan Copper & Gold, Inc. ^	270,000	15,965
Reliance Steel & Aluminum Co. ^	310,000	11,207
Multiline Retail - 2.5%
Big Lots, Inc. ‡ ^	130,000	4,172
JC Penney Co., Inc. ^	820,000	17,614
Macy’s, Inc. ^	1,070,000	19,152
Sears Holdings Corp. ‡ ^	50,000	3,233
Multi-Utilities - 1.9%
CenterPoint Energy, Inc.	386,700	5,089
CMS Energy Corp. ^	240,500	3,523
DTE Energy Co. ^	120,000	5,473
Integrys Energy Group, Inc. ^	140,000	6,124
NiSource, Inc. ^	756,400	10,968
Oil, Gas & Consumable Fuels - 10.4%
Apache Corp. ^	230,000	19,364
Chevron Corp.	870,000	59,037
ConocoPhillips	640,000	31,418
Frontline, Ltd.	140,000	3,996
Hess Corp. ^	70,000	3,524
Marathon Oil Corp. ^	720,000	22,385
Southern Union Co. ^	367,900	8,042
Teekay Corp. ^	338,500	8,859
Williams Cos., Inc.	1,100,000	20,108
Paper & Forest Products - 2.0%
International Paper Co. ^	760,000	17,199
MeadWestvaco Corp. ^	731,300	16,235
Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co. ^	670,000	16,710
Eli Lilly & Co.	410,000	13,735
Johnson & Johnson ^	530,000	31,301
Pfizer, Inc.	130,000	1,854
Semiconductors & Semiconductor Equipment - 3.3%
Intel Corp.	1,460,000	28,396
Micron Technology, Inc. ‡ ^	1,400,000	11,886
Texas Instruments, Inc.	720,000	16,762
Software - 1.0%
Amdocs, Ltd. ‡ ^	170,000	4,565
CA, Inc. ^	385,100	7,086
Compuware Corp. ‡ ^	680,000	5,426
Specialty Retail - 1.4%
Gap, Inc. ^	599,000	11,657
Limited Brands, Inc. ^	517,000	11,410
Tobacco - 0.5%
Lorillard, Inc.	55,700	4,009
Reynolds American, Inc.	76,400	3,982
Trading Companies & Distributors - 0.2%
WESCO International, Inc. ‡ ^	115,000	3,872
Wireless Telecommunication Services - 0.8%
NII Holdings, Inc. ‡	140,000	4,552
Sprint Nextel Corp. ‡	1,020,000	4,325
Telephone & Data Systems, Inc.	140,000	4,255
U.S. Cellular Corp. ‡ ^	20,000	823

Total Common Stocks (cost $1,859,703)		1,703,802

SECURITIES LENDING COLLATERAL - 1.6%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.25% ▲	26,973,356	26,973
Total Securities Lending Collateral (cost $26,973)

Total Investment Securities (cost $1,886,676) #		1,730,775
Other Assets and Liabilities — Net		(25,887)

Net Assets		$1,704,888

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $26,325.

‡	Non-income producing security.

w	Value is less than $1.

▲	Rate shown reflects the yield at 06/30/2010.

#	Aggregate cost for federal income tax purposes is $1,886,676. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $37,170 and $193,071, respectively. Net unrealized depreciation for tax purposes is $155,901.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica BlackRock Large Cap Value VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total

Equities — Consumer Discretionary	$78,943	$—	$—	$78,943
Equities — Consumer Staples	96,955	—	—	96,955
Equities — Energy	255,408	—	—	255,408
Equities — Financials	319,576	—	—	319,576
Equities — Health Care	242,409	—	—	242,409
Equities — Industrials	200,345	—	—	200,345
Equities — Information Technology	137,800	—	—	137,800
Equities — Materials	180,846	—	—	180,846
Equities — Telecommunication Services	108,813	—	—	108,813
Equities — Utilities	82,707	—	—	82,707
Cash & Cash Equivalent — Securities Lending Collateral	26,973	—	—	26,973
Total	$1,730,775	$—	$—	$1,730,775
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica BlackRock Large Cap Value VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $1,886,676) (including securities loaned of $26,325)	$1,730,775
Receivables:
Investment securities sold	172,801
Shares sold	85
Securities lending income (net)	5
Dividends	1,876
Dividend reclaims	43

1,905,585

Liabilities:
Due to custodian	666
Accounts payable and accrued liabilities:
Investment securities purchased	170,743
Shares redeemed	931
Management and advisory fees	1,192
Distribution and service fees	14
Trustees fees	3
Transfer agent fees	4
Administration fees	33
Printing and shareholder reports fees	70
Audit and tax fees	22
Other	46
Collateral for securities on loan	26,973

200,697

Net assets	$1,704,888

Net assets consist of:
Capital stock ($.01 par value)	$1,481
Additional paid-in capital	2,347,343
Undistributed net investment income	23,955
Undistributed (accumulated) net realized gain (loss) from investment securities	(511,986)
Net unrealized appreciation (depreciation) on:
Investment securities	(155,901)
Translation of assets and liabilities denominated in foreign currencies	(4)

Net assets	$1,704,888

Net assets by class:
Initial Class	$1,644,279
Service Class	60,609
Shares outstanding:
Initial Class	142,878
Service Class	5,248
Net asset value and offering price per share:
Initial Class	$11.51
Service Class	11.55
STATEMENT OF OPERATIONS
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income	$16,164
Interest income	2
Securities lending income (net)	210

16,376

Expenses:
Management and advisory	5,338
Printing and shareholder reports	44
Custody	55
Administration	146
Legal	30
Audit and tax	14
Trustees	27
Transfer agent	9
Registration	—(a)
Distribution and service:
Service Class	60
Other	45

Total expenses	5,768

Net investment income	10,608

Net realized gain (loss) on transactions from:

Investment securities	(2,125)

Net decrease in unrealized appreciation (depreciation) on:
Investment securities	(204,685)
Translation of assets and liabilities denominated in foreign currencies	(4)

Change in unrealized appreciation (depreciation)	(204,689)

Net realized and unrealized loss	(206,814)

Net decrease in net assets resulting from operations	$(196,206)

(a)	Rounds to less than $1.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica BlackRock Large Cap Value VP
STATEMENTS OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2010	December 31,
	(unaudited)	2009
From operations:
Net investment income	$10,608	$13,348
Net realized gain (loss) from investment securities	(2,125)	(87,953)
Change in net unrealized appreciation (depreciation) on investment securities and foreign currency translation	(204,689)	188,150

Net increase (decrease) in net assets resulting from operations	(196,206)	113,545

Distributions to shareholders:
From net investment income:
Initial Class	—	(11,170)
Service Class	—	(186)

Total distributions to shareholders	—	(11,356)

Capital share transactions:
Proceeds from shares sold:
Initial Class	29,034	106,362
Service Class	12,061	10,518

	41,095	116,880

Proceeds from fund acquisition:
Initial Class	733,172	301,722
Service Class	26,318	14,796

	759,490	316,518

Dividends and distributions reinvested:
Initial Class	—	11,170
Service Class	—	186

	—	11,356

Cost of shares redeemed:
Initial Class	(113,422)	(46,537)
Service Class	(8,056)	(5,744)

	(121,478)	(52,281)

Net increase in net assets from capital shares transactions	679,107	392,473

Net increase in net assets	482,901	494,662

Net assets:
Beginning of period/year	1,221,987	727,325

End of period/year	$1,704,888	$1,221,987

Undistributed net investment income	$23,955	$13,347

Share activity:
Shares issued:
Initial Class	2,241	9,394
Service Class	937	913

	3,178	10,307

Shares issued on fund acquisition:
Initial Class	54,725	24,772
Service Class	1,956	1,209

	56,681	25,981

Shares issued-reinvested from distributions:
Initial Class	—	972
Service Class	—	16

	—	988

Shares redeemed:
Initial Class	(9,165)	(4,269)
Service Class	(640)	(519)

	(9,805)	(4,788)

Net increase (decrease) in shares outstanding:
Initial Class	47,802	30,869
Service Class	2,253	1,619

	50,055	32,488

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica BlackRock Large Cap Value VP
FINANCIAL HIGHLIGHTS
(unaudited for the period June 30, 2010)
For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$12.46		$11.09	$19.16	$20.80	$18.72	$17.17
Investment operations
Net investment income(a)	0.09		0.19	0.21	0.20	0.17	0.13
Net realized and unrealized gain (loss)	(1.04)		1.35	(6.18)	0.72	2.91	2.54

Total operations	(0.95)		1.54	(5.97)	0.92	3.08	2.67

Distributions
From net investment income	—		(0.17)	(0.15)	(0.20)	(0.10)	(0.12)
From net realized gains	—		—	(1.95)	(2.36)	(0.90)	(1.00)

Total distributions	—		(0.17)	(2.10)	(2.56)	(1.00)	(1.12)

Net asset value
End of period/year	$11.51		$12.46	$11.09	$19.16	$20.80	$18.72

Total return(b)	(7.62	%)(c)	13.99%	(33.89%)	4.64%	16.92%	15.94%
Net assets end of period/year (000’s)	$1,644,279		$1,184,485	$712,006	$860,991	$1,054,389	$860,826
Ratio and supplemental data
Expenses to average net assets	0.79	%(d)	0.84%	0.83%	0.85%	0.83%	0.84%
Net investment income, to average net assets	1.47	%(d)	1.73%	1.38%	0.94%	0.86%	0.70%
Portfolio turnover rate	53	%(c)	128%	85%	67%	60%	69%
For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$12.52		$11.13	$19.21	$20.87	$18.81	$17.27
Investment operations
Net investment income(a)	0.08		0.17	0.17	0.14	0.13	0.09
Net realized and unrealized gain (loss)	(1.05)		1.35	(6.20)	0.73	2.91	2.57

Total operations	(0.97)		1.52	(6.03)	0.87	3.04	2.66

Distributions
From net investment income	—		(0.13)	(0.10)	(0.17)	(0.08)	(0.12)
From net realized gains	—		—	(1.95)	(2.36)	(0.90)	(1.00)

Total distributions	—		(0.13)	(2.05)	(2.53)	(0.98)	(1.12)

Net asset value
End of period/year	$11.55		$12.52	$11.13	$19.21	$20.87	$18.81

Total return(b)	(7.75	%)(c)	13.71%	(34.06%)	4.35%	16.62%	15.73%
Net assets end of period/year (000’s)	$60,609		$37,502	$15,319	$33,514	$28,079	$14,908
Ratio and supplemental data
Expenses to average net assets	1.04	%(d)	1.09%	1.08%	1.10%	1.08%	1.09%
Net investment income, to average net assets	1.22	%(d)	1.47%	1.06%	0.70%	0.64%	0.49%
Portfolio turnover rate	53	%(c)	128%	85%	67%	60%	69%

(a)	Calculated based on average number of shares outstanding.

(b)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(c)	Not annualized.

(d)	Annualized.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica BlackRock Large Cap Value VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Large Cap Value VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund securities exposes the Fund to risks such as the following: (i) the borrower may fail to return the loaned securities; (ii) the borrower may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund attempts to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2010 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Cash overdraft: Throughout the year, the Fund may have cash overdraft balances. A fee is incurred on these overdrafts by a rate based on the federal funds rate.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
Commissions recaptured during the period ended June 30, 2010 of $1 are included in net realized gain (loss) in the Statement of Operations.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at the amount of distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica BlackRock Large Cap Value VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1 — Unadjusted quoted prices in active markets for identical securities.
Level 2 — Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 — Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Foreign securities in which their primary trading market closes at the same time or after the NYSE are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (“ADR”), financial futures, Exchange Traded Funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying portfolios and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.
The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2010, are disclosed at the end of the Fund’s Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica BlackRock Large Cap Value VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, and ML Life Insurance Company of New York.
TAM is the Fund’s investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI.
The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2010:

	Market	% of Net
	Value	Assets
Transamerica Asset Allocation-Conservative VP	$89,617	5.26%
Transamerica Asset Allocation-Growth VP	175,591	10.30
Transamerica Asset Allocation-Moderate VP	259,019	15.19
Transamerica Asset Allocation-Moderate Growth VP	545,463	31.99
Transamerica BlackRock Tactical Allocation VP	10,058	0.59

Total	$1,079,748	63.33%

Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $250 million	0.80%
Over $250 million up to $750 million	0.775%
Over $750 million up to $1 billion	0.75%
Over $1 billion up to $2 billion	0.65%
Over $2 billion	0.625%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
1.00% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived advisory fees.
During the period ended June 30, 2010, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture at June 30, 2010.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica BlackRock Large Cap Value VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2011. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2010 were as follows:

Purchases of securities:
Long-term	$1,504,678
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	802,136
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2007 — 2009), or expected to be taken in the Fund’s 2010 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica BlackRock Large Cap Value VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 6. REORGANIZATION
On April 30, 2010, Transamerica BlackRock Large Cap Value VP acquired all of the net assets of Transamerica T. Rowe Price Equity Income VP and Transamerica American Century Large Company Value VP pursuant to a Plan of Reorganization. Transamerica BlackRock Large Cap Value VP is the accounting survivor. The purpose of the transaction was to achieve a more cohesive, focused, and streamlined fund complex. The acquisition was accomplished by a tax-free exchange of 56,681 shares of Transamerica BlackRock Large Cap Value VP for 30,742 shares of Transamerica Transamerica T. Rowe Price Equity Income VP and 54,059 shares of Transamerica American Century Large Company Value VP outstanding on April 30, 2010. Transamerica T. Rowe Price Equity Income VP’s net assets at that date, $327,773, including $5,206 unrealized appreciation, were combined with those of Transamerica BlackRock Large Cap Value VP. Transamerica American Century Large Company Value VP’s net assets at that date, $431,717, including $17,132 unrealized depreciation, were combined with those of Transamerica BlackRock Large Cap Value VP. The aggregate net assets of Transamerica BlackRock Large Cap Value VP immediately before the acquisition were $1,309,014; the combined net assets of Transamerica BlackRock Large Cap Value VP immediately after the acquisition were $2,068,504. In the acquisition, Transamerica BlackRock Large Cap Value VP retained certain capital loss carryforwards from Transamerica T. Rowe Price Equity Income VP and Transamerica American Century Large Company Value VP in the amount of $132,449. Shares issued with the acquisition were as follows:
Transamerica T. Rowe Price Equity Income VP

Class	Shares	Amount
Initial	22,749	$304,782
Service	1,709	22,991
Transamerica American Century Large Company Value VP

Class	Shares	Amount
Initial	31,976	$428,390
Service	247	3,327
The exchange ratio of the reorganization for the Fund is as follows (Transamerica BlackRock Large Cap Value VP shares issuable/ Transamerica T. Rowe Price Equity Income VP):
Transamerica T. Rowe Price Equity Income VP

Class	Exchange Ratio
Initial	0.80
Service	0.80
The exchange ratio of the reorganization for the class is as follows (Transamerica BlackRock Large Cap Value VP shares issuable/ Transamerica American Century Large Company Value VP):
Transamerica American Century Large Company Value VP

Class	Exchange Ratio
Initial	0.60
Service	0.59

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica BlackRock Large Cap Value VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 6. (continued)
Assuming the reorganization had been completed on January 1, 2010, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the period ended June 30, 2010, are as follows:

Net investment income	$13,979
Net realized and unrealized (loss)	(225,334)
Net (decrease) in net assets resulting from operations	(211,355)
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Transamerica T. Rowe Price Equity Income VP and Transamerica American Century Large Company Value VP that have been included in the Fund’s Statement of Operations since April 30, 2010.
NOTE 7. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of issuance of the financial statements, and has determined that no other material events or transactions would require recognition or disclosure in the Fund’s Financial Statements.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica BlackRock Large Cap Value VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica BlackRock Large Cap Value VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also contemplated the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Portfolio’s performance was below the median for its peer universe for the past 1-year period, in line with the median for the past 3-year period, and above the median for the past 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM, and agreed to continue to monitor the performance of the Portfolio. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the total expenses of the Portfolio were above the median for its peer group and below the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio.
The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica BlackRock Large Cap Value VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)
(unaudited)
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica BlackRock Tactical Allocation VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
Fund Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (a)	Ending Account Value	Expenses Paid During Period (a)	Annualized Expense Ratio (c)
Transamerica BlackRock Tactical Allocation VP	$1,000.00	$990.20	$2.27	$1,022.51	$2.31	0.46%

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.

(c)	Expense ratios do not include expenses of the investment companies in which the fund invests.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Bonds	34.8%
U.S. Stocks	34.8
Tactical and Specialty	24.0
Global/International Stocks	3.4
Inflation-Protected Securities	3.1
Other Assets and Liabilities — Net	(0.1)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica BlackRock Tactical Allocation VP
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 100.1%
Bonds - 34.8%
Transamerica JPMorgan Core Bond VP Ж	1,184,951	$15,582
Transamerica PIMCO Total Return VP Ж	1,397,451	16,659
Global/International Stocks - 3.4%
Transamerica MFS International Equity VP Ж	557,368	3,171
Inflation-Protected Securities - 3.1%
Transamerica PIMCO Real Return TIPS €	261,795	2,869
Tactical and Specialty - 24.0%
Transamerica BlackRock Global Allocation €	618,258	6,040
Transamerica Loomis Sayles Bond €	1,568,511	16,156
U.S. Stocks - 34.8%
Transamerica BlackRock Large Cap Value VP Ж	873,910	10,058
Transamerica Jennison Growth VP Ж	1,590,163	10,018
Transamerica JPMorgan Mid Cap Value VP Ж	543,319	6,042
Transamerica Morgan Stanley Mid-Cap Growth VP ‡ Ж	273,644	6,067

Total Investment Companies (cost $95,318) #		92,662
Other Assets and Liabilities — Net		(52)

Net Assets		$92,610

NOTES TO SCHEDULE OF INVESTMENTS:

Ж	The fund invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.

€	The fund invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $95,318. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $809 and $3,465, respectively. Net unrealized depreciation for tax purposes is $2,656.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total

Investment Companies	$92,662	$—	$—	$92,662

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica BlackRock Tactical Allocation VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investments in investment affiliated companies at value (cost: $95,318)	$92,662
Receivables:
Shares sold	167

92,829

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	152
Shares redeemed	15
Management and advisory fees	19
Distribution and service fees	20
Administration fees	2
Audit and tax fees	8
Other	3

219

Net assets	$92,610

Net assets consist of:
Capital stock ($.01 par value)	$77
Additional paid-in capital	92,690
Undistributed net investment income	670
Undistributed (accumulated) net realized gain (loss) from investments in affiliated investment companies	1,829
Net unrealized appreciation (depreciation) on investments in affiliated investment companies	(2,656)

Net assets	$92,610

Shares outstanding	7,675

Net asset value and offering price per share	$12.07
STATEMENT OF OPERATIONS
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income from affiliated investment companies	$393
Expenses:
Management and advisory	33
Printing and shareholder reports	– (a)
Custody	5
Administration	7
Legal	1
Audit and tax	7
Trustees	1
Transfer agent	1
Registration	3
Distribution and service:
Service Class	82
Other	– (a)

Total expenses	140

Recaptured expense	11

Net expenses	151

Net investment income	242

Net realized gain (loss) from:
Investments in affiliated investment companies	1,496

Net decrease in unrealized appreciation (depreciation) on:
Investments in affiliated investment companies	(3,714)

Net realized and unrealized loss on investments in affiliated investment companies	(2,218)

Net decrease In net assets resulting from operations	$(1,976)

(a)	Rounds to less than $1.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica BlackRock Tactical Allocation VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2010	December 31,
	(unaudited)	2009(a)
From operations:
Net investment income	$242	$428
Net realized gain (loss) from investments in affiliated investment companies	1,496	333
Change in net unrealized appreciation (depreciation) on investments in affiliated investment companies	(3,714)	1,058

Net increase (decrease) in net assets resulting from operations	(1,976)	1,819

Capital share transactions:
Proceeds from shares sold	57,682	41,795
Cost of shares redeemed	(5,245)	(1,465)

Net increase in net assets resulting from capital shares transactions	52,437	40,330

Net increase in net assets	50,461	42,149

Net assets:
Beginning of period/year	42,149	—

End of period/year	$92,610	$42,149

Undistributed net investment income	$670	$428

Share activity:
Shares issued	4,638	3,582
Shares redeemed	(420)	(125)

Net increase (decrease) in shares outstanding	4,218	3,457

(a)	Commenced operations on May 1, 2009.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica BlackRock Tactical Allocation VP
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2010)
For a share outstanding throughout each period

	Service Class
	Period ended		May 1 to
	June 30, 2010		Dec 31, 2009(a)
Net asset value
Beginning of period/year	$12.19		$10.00
Investment operations
Net investment income(b),(c)	0.05		0.34
Net realized and unrealized gain (loss)	(0.17)		1.85

Total operations	(0.12)		2.19

Net asset value
End of period/year	$12.07		$12.19

Total return(d)	(0.98	)%(e)	21.90	%(e)
Net assets end of period/year (000’s)	$92,610		$42,149
Ratio and supplemental data
Expenses to average net assets(f)
After reimbursement/fee waiver	0.46	%(g)	0.50	%(g)
Before reimbursement/fee waiver	0.43	%(g)	0.61	%(g)
Net investment income, to average net assets(c)	0.73	%(g)	4.36	%(g)
Portfolio turnover rate(h)	55	%(e)	19	%(e)

(a)	Commenced operations on May 1, 2009.

(b)	Calculated based on average number of shares outstanding.

(c)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the fund invests.

(d)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(e)	Not annualized.

(f)	Does not include expenses of the investment companies in which the fund invests.

(g)	Annualized.

(h)	Does not include the portfolio activity of the underlying affiliated funds.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica BlackRock Tactical Allocation VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Tactical Allocation VP (the “Fund”) is part of TST. The Fund is “non-diversified” under the 1940 Act.
The Fund currently offers one class of shares; a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2010.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from affiliated investment companies, if any, are recorded on the ex-dividend date.
Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at the amount of distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica BlackRock Tactical Allocation VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2010, is disclosed at the end of the Fund’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, and ML Life Insurance Company of New York.
Transamerica Asset Management, Inc. (“TAM”) is the Fund’s investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI.
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets at the following rate:

First $1 billion	0.10%
Over $1 billion	0.08%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
0.25% Expense Limit
If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2010, the amount recaptured by the adviser was $11. There are no amounts available for recapture at June 30, 2010.
Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.
The Fund is authorized under the Distribution Plan to pay fees up to a limit of 0.25%.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica BlackRock Tactical Allocation VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2010 were as follows:

Purchases of securities:
Long-term	$89,823
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	37,117
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax positions taken for the open tax year (2009), or expected to be taken in the Fund’s 2010 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica BlackRock Tactical Allocation VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica BlackRock Tactical Allocation VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and BlackRock Financial Management, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also contemplated the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009, noting that the Portfolio’s inception date was May 1, 2009. The Board noted that the Portfolio’s performance was above the median for its peer universe since the Portfolio’s inception. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Portfolio’s contractual management fee and total expenses were below the medians for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica BlackRock Tactical Allocation VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (unaudited)
(continued)
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Clarion Global Real Estate Securities VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (a)	Value	During Period (a)	Expense Ratio

Transamerica Clarion Global Real Estate Securities VP
Initial Class	$1,000.00	$923.50	$4.29	$1,020.33	$4.51	0.90%
Service Class	1,000.00	922.50	5.48	1,019.09	5.76	1.15

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Common Stocks	99.2%
Securities Lending Collateral	5.2
Repurchase Agreement	0.7
Warrants	0.1
Other Assets and Liabilities — Net	(5.2)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Clarion Global Real Estate Securities VP
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS — 99.2%
Australia — 12.1%
CFS Retail Property Trust REIT ^	1,621,000	$2,562
Dexus Property Group REIT	7,898,260	5,068
Goodman Group REIT	11,854,634	6,270
GPT Group REIT	1,951,713	4,557
ING Office Fund REIT	8,273,800	3,994
Lend Lease Corp., Ltd.	398,628	2,428
Mirvac Group REIT	1,991,644	2,175
Stockland REIT	1,586,320	4,923
Westfield Group REIT	1,841,988	18,718
Bermuda — 1.7%
Great Eagle Holdings, Ltd. ‡	330,000	840
Hongkong Land Holdings, Ltd. ^	1,277,600	6,315
Canada — 2.9%
Brookfield Properties Corp.	364,601	5,119
Calloway REIT	88,400	1,737
Canadian REIT	32,000	835
Primaris Retail REIT	76,900	1,261
RioCan REIT	190,700	3,411
France — 1.6%
Mercialys SA REIT	76,631	2,174
SILIC REIT ^	14,066	1,389
Unibail-Rodamco REIT ‡	19,468	3,172
Hong Kong — 12.6%
Cheung Kong Holdings, Ltd.	1,147,843	13,306
Hang Lung Group, Ltd.	513,652	2,735
Hang Lung Properties, Ltd.	934,800	3,593
Hysan Development Co., Ltd. ‡	304,400	862
Link REIT	1,167,300	2,897
Sun Hung Kai Properties, Ltd.	1,978,255	27,080
Wharf Holdings, Ltd. ‡	527,125	2,577
Japan — 13.2%
Daito Trust Construction Co., Ltd.	36,800	2,084
Daiwa House Industry Co., Ltd.	412,000	3,706
Frontier Real Estate Investment Corp. REIT ^	315	2,163
Japan Logistics Fund, Inc. REIT	231	1,797
Japan Real Estate Investment Corp. REIT	549	4,472
Japan Retail Fund Investment Corp. REIT	1,108	1,349
Kenedix Realty Investment Corp. REIT	328	913
Mitsubishi Estate Co., Ltd.	1,313,790	18,291
Mitsui Fudosan Co., Ltd.	579,010	8,059
Nippon Accommodations Fund, Inc. REIT	172	903
Sumitomo Realty & Development Co., Ltd. ^	546,900	9,293
United Urban Investment Corp. — Class A REIT ^ 319		1,904
Jersey, Channel Islands — 0.2%
Atrium European Real Estate, Ltd.	233,820	1,006
Norway — 0.6%
Norwegian Property ASA ‡	2,017,400	2,635
Singapore — 3.1%
Ascendas REIT	1,800,499	2,325
Capitacommercial Trust REIT ‡^	2,632,800	2,281
Capitaland, Ltd. ^	1,168,600	2,980
CapitaMall Trust REIT ‡	2,584,769	3,370
City Developments, Ltd. ^	172,000	1,354
Frasers Centrepoint Trust — REIT	775,300	716
Sweden — 0.8%
Castellum AB	244,753	2,217
Hufvudstaden AB — Class A	174,982	1,334
Switzerland — 0.6%
Swiss Prime Site AG ‡	38,355	2,327
United Kingdom — 5.9%
British Land Co., PLC REIT	773,941	5,000
Derwent London PLC REIT	198,720	3,695
Grainger PLC	525,442	917
Great Portland Estates PLC REIT	499,280	2,156
Hammerson PLC REIT	329,027	1,677
Helical Bar PLC	180,541	741
Land Securities Group PLC REIT	975,881	8,077
Safestore Holdings PLC	684,905	1,170
Segro PLC REIT	322,794	1,217
United States - 43.9%
Acadia Realty Trust REIT	72,089	1,213
Alexandria Real Estate Equities, Inc. REIT ^	73,100	4,632
AMB Property Corp. REIT	189,100	4,484
Apartment Investment & Management Co. — Class A REIT	254,300	4,926
AvalonBay Communities, Inc. REIT	80,849	7,549
Boston Properties, Inc. REIT	103,700	7,398
BRE Properties, Inc. REIT	112,700	4,162
Camden Property Trust REIT ^	86,900	3,550
Developers Diversified Realty Corp. REIT	386,600	3,827
Digital Realty Trust, Inc. REIT ^	49,900	2,878
Duke Realty Corp. REIT	262,000	2,974
Equity Residential REIT	305,800	12,733
Extra Space Storage, Inc. REIT	120,900	1,681
Federal Realty Investment Trust REIT	59,800	4,202
Highwoods Properties, Inc. REIT	120,100	3,334
Host Hotels & Resorts, Inc. REIT	772,005	10,407
Hyatt Hotels Corp. — Class A ‡	89,400	3,316
Liberty Property Trust REIT	219,025	6,319
Macerich Co. REIT ^	338,092	12,618
Nationwide Health Properties, Inc. REIT	171,100	6,120
Pebblebrook Hotel Trust REIT ‡	32,300	609
ProLogis REIT	361,500	3,662
Public Storage REIT	28,980	2,548
Regency Centers Corp. REIT ^	159,366	5,482
Simon Property Group, Inc. REIT	207,159	16,727
SL Green Realty Corp. REIT ^	102,200	5,625
Starwood Hotels & Resorts Worldwide, Inc. ^	137,700	5,705
Tanger Factory Outlet Centers REIT ^	86,700	3,588
Taubman Centers, Inc. REIT ^	88,271	3,322
UDR, Inc. REIT	321,984	6,160
Ventas, Inc. REIT	165,893	7,789
Vornado Realty Trust REIT	192,885	14,070

Total Common Stocks (cost $422,222)		415,737

WARRANTS - 0.1%
Australia - 0.1%
Unitech, Ltd. ‡
Expiration: 05/29/2013
Exercise Price: $0.00	355,200	568
Hong Kong - 0.0% ∞
Henderson Land Development Co., Ltd. ‡
Expiration: 12/31/2011
Exercise Price: $58.00	148,120	25

Total Warrants (cost $2,188)		593

SECURITIES LENDING COLLATERAL - 5.2%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.25%▲	21,689,448	21,689
Total Securities Lending Collateral (cost $21,689)
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Clarion Global Real Estate Securities VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.00% ▲ , dated 06/30/2010, to be repurchased at $3,130 on 07/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $3,194.	$3,130	$3,130
Total Repurchase Agreement (cost $3,130)

Total Investment Securities (cost $449,229) #		441,149
Other Assets and Liabilities — Net		(21,776)

Net Assets		$419,373

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Real Estate Investment Trusts	64.5%	$283,747
Real Estate Management & Development	27.9	123,562
Hotels, Restaurants & Leisure	2.0	9,021

Investment Securities, at Value	94.4	416,330
Short-Term Investments	5.6	24,819

Total Investments	100.0%	$441,149

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $20,620.

‡	Non-income producing security.

∞	Percentage rounds to less than 0.1%.

▲	Rate shown reflects the yield at 06/30/2010.

#	Aggregate cost for federal income tax purposes is $449,229. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $29,213 and $37,293, respectively. Net unrealized depreciation for tax purposes is $8,080.
DEFINITION:
REIT Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$9,021	$—	$—	$9,021
Equities — Financials	193,267	214,042	—	407,309
Cash & Cash Equivalent — Repurchase Agreement	—	3,130	—	3,130
Cash & Cash Equivalent — Securities Lending Collateral	21,689	—	—	21,689
Total	$223,977	$217,172	$—	$441,149
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Clarion Global Real Estate Securities VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $446,099) (including securities loaned of $20,620)	$438,019
Repurchase agreement, at value (cost: $3,130)	3,130
Foreign currency (cost: $404)	405
Receivables:
Investment securities sold	298
Shares sold	15
Securities lending income (net)	11
Dividends	1,250
Dividend reclaims	54

443,182

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	511
Shares redeemed	1,176
Management and advisory fees	322
Distribution and service fees	5
Trustees fees	2
Transfer agent fees	1
Administration fees	8
Printing and shareholder reports fees	34
Audit and tax fees	13
Other	48
Collateral for securities on loan	21,689

23,809

Net assets	$419,373

Net assets consist of:
Capital stock ($.01 par value)	$433
Additional paid-in capital	617,986
Undistributed net investment income	21,952
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	(212,905)
Net unrealized appreciation (depreciation) on:
Investment securities	(8,080)
Translation of assets and liabilities denominated in foreign currencies	(13)

Net assets	$419,373

Net assets by class:
Initial Class	$399,579
Service Class	19,794
Shares outstanding:
Initial Class	41,351
Service Class	1,980
Net asset value and offering price per share:
Initial Class	$9.66
Service Class	10.00
STATEMENT OF OPERATIONS
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income (including withholding taxes on foreign dividends of $391)	$9,678
Interest income	3
Securities lending income (net)	110

9,791

Expenses:
Management and advisory	1,931
Printing and shareholder reports	34
Custody	167
Administration	49
Legal	11
Audit and tax	11
Trustees	10
Transfer agent	4
Distribution and service:
Service Class	25
Other	3

Total expenses	2,245

Net investment income	7,546

Net realized gain (loss) on transactions from:
Investment securities	(23,368)
Foreign currency transactions	(141)

(23,509)

Net decrease in unrealized appreciation (depreciation) on:
Investment securities	(22,167)
Translation of assets and liabilities denominated in foreign currencies	(20)

Change in unrealized appreciation (depreciation)	(22,187)

Net realized and unrealized loss	(45,696)

Net decrease in net assets resulting from operations	$(38,150)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Clarion Global Real Estate Securities VP
STATEMENTS OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2010	December 31,
	(unaudited)	2009
From operations:
Net investment income	$7,546	$10,649
Net realized gain (loss) from investment securities and foreign currency transactions	(23,509)	(107,381)
Change in net unrealized appreciation (depreciation) on investment securities and foreign currency translation	(22,187)	221,370

Net increase (decrease) in net assets resulting from operations	(38,150)	124,638

Capital share transactions:
Proceeds from shares sold:
Initial Class	6,203	62,592
Service Class	6,832	5,481

	13,035	68,073

Cost of shares redeemed:
Initial Class	(64,146)	(29,040)
Service Class	(4,051)	(5,455)

	(68,197)	(34,495)

Net increase (decrease) in net assets from capital shares transactions	(55,162)	33,578

Net increase (decrease) in net assets	(93,312)	158,216

Net assets:
Beginning of period/year	512,685	354,469

End of period/year	$419,373	$512,685

Undistributed net investment income	$21,952	$14,406

Share activity:
Shares issued:
Initial Class	590	7,596
Service Class	632	576

	1,222	8,172

Shares redeemed:
Initial Class	(6,454)	(3,696)
Service Class	(385)	(661)

	(6,839)	(4,357)

Net increase (decrease) in shares outstanding:
Initial Class	(5,864)	3,900
Service Class	247	(85)

	(5,617)	3,815

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Clarion Global Real Estate Securities VP
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2010)
For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$10.46		$7.84	$19.64	$24.54	$19.77	$19.15
Investment operations
Net investment income(a)	0.19		0.23	0.38	0.36	0.35	0.27
Net realized and unrealized gain (loss)	(0.99)		2.39	(7.03)	(1.77)	7.45	2.20

Total operations	(0.80)		2.62	(6.65)	(1.41)	7.80	2.47

Distributions
From net investment income	—		—	(0.47)	(1.73)	(0.33)	(0.32)
From net realized gains	—		—	(4.68)	(1.76)	(2.70)	(1.53)

Total distributions	—		—	(5.15)	(3.49)	(3.03)	(1.85)

Net asset value
End of period/year	$9.66		$10.46	$7.84	$19.64	$24.54	$19.77

Total return(b)	(7.65	%)(c)	33.42%	(42.38%)	(6.70%)	42.27%	13.47%
Net assets end of period/year (000’s)	$399,579		$493,900	$339,659	$667,356	$922,134	$599,134
Ratio and supplemental data
Expenses to average net assets	0.90	%(d)	0.91%	0.87%	0.84%	0.84%	0.86%
Net investment income, to average net assets	3.68	%(d)	2.73%	2.61%	1.51%	1.59%	1.41%
Portfolio turnover rate	34	%(c)	61%	48%	60%	44%	103%
For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$10.84		$8.15	$20.12	$25.06	$20.16	$19.53
Investment operations
Net investment income(a)	0.15		0.22	0.36	0.31	0.32	0.23
Net realized and unrealized gain (loss)	(0.99)		2.47	(7.27)	(1.80)	7.58	2.23

Total operations	(0.84)		2.69	(6.91)	(1.49)	7.90	2.46

Distributions
From net investment income	—		—	(0.38)	(1.69)	(0.30)	(0.30)
From net realized gains	—		—	(4.68)	(1.76)	(2.70)	(1.53)

Total distributions	—		—	(5.06)	(3.45)	(3.00)	(1.83)

Net asset value
End of period/year	$10.00		$10.84	$8.15	$20.12	$25.06	$20.16

Total return(b)	(7.75	%)(c)	33.01%	(42.49%)	(6.91%)	41.91%	13.18%
Net assets end of period/year (000’s)	$19,794		$18,785	$14,810	$41,216	$53,276	$24,618
Ratio and supplemental data
Expenses to average net assets	1.15	%(d)	1.16%	1.12%	1.09%	1.09%	1.11%
Net investment income, to average net assets	2.89	%(d)	2.46%	2.35%	1.26%	1.39%	1.21%
Portfolio turnover rate	34	%(c)	61%	48%	60%	44%	103%

(a)	Calculated based on average number of shares outstanding.

(b)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(c)	Not annualized.

(d)	Annualized.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Clarion Global Real Estate Securities VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Clarion Global Real Estate Securities VP (the “Fund”) is part of TST. The Fund is “non-diverisified” under the 1940 Act.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities are translated at the exchange rates in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2010 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
Commissions recaptured during the period ended June 30, 2010 of $28 are included in net realized gain (loss) in the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Clarion Global Real Estate Securities VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1 (continued)
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at the amount of distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Clarion Global Real Estate Securities VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Foreign securities in which their primary trading market closes at the same time or after the NYSE are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (“ADR”), financial futures, Exchange Traded Funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2010 is disclosed at the end of the Fund’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, and ML Life Insurance Company of New York.
TAM is the Fund’s investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI.
The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2010:

	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative VP	$12,043	2.87%
Transamerica Asset Allocation-Growth VP	48,369	11.53
Transamerica Asset Allocation-Moderate VP	53,754	12.82
Transamerica Asset Allocation-Moderate Growth VP	149,904	35.74
Transamerica International Moderate Growth VP	7,642	1.82

Total	$271,712	64.78%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Clarion Global Real Estate Securities VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $250 million	0.80%
Over $250 million up to $500 million	0.775%
Over $500 million up to $1 billion	0.70%
Over $1 billion	0.65%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
1.00% Expense Limit
If Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2010, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture at June 30, 2010.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2011. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Clarion Global Real Estate Securities VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2010 were as follows:

Purchases of securities:
Long-term	$165,167
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	210,647
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax positions taken for all open tax years (2007 — 2009), or expected to be taken in the Fund’s 2010 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Clarion Global Real Estate Securities VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Clarion Global Real Estate Securities VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and ING Clarion Real Estate Securities LP (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also contemplated the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Portfolio’s performance was above the median for its peer universe for the past 1-, 3-, 5-, and 10-year periods. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Portfolio’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the total expenses of the Portfolio were above the median for its peer group and below the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Clarion Global Real Estate Securities VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (unaudited)
(continued)
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Convertible Securities VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (a)	Value	During Period (a)	Expense Ratio

Transamerica Convertible Securities VP
Initial Class	$1,000.00	$978.40	$4.02	$1,020.73	$4.11	0.82%
Service Class	1,000.00	977.00	5.25	1,019.49	5.36	1.07

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

Asset Type	% of Net Assets

Convertible Bonds	73.0%
Securities Lending Collateral	17.4
Convertible Preferred Stocks	7.6
Warrants	7.2
Corporate Debt Securities	5.0
Preferred Stock	4.0
Repurchase Agreement	3.0
Other Assets and Liabilities — Net	(17.2)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Convertible Securities VP
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 5.0%
Capital Markets - 4.1%
Deutsche Bank AG — London Branch Zero Coupon, 07/20/2010 - 144A §	$4,350	$4,823
Diversified Financial Services - 0.9%
QHP Royalty Sub LLC 10.25%, 03/15/2015 - 144A §	974	992

Total Corporate Debt Securities (cost $7,313)		5,815

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 7.6%
Diversified Financial Services - 4.5%
Vale Capital II 6.57% ▲	74,000	5,204
Pharmaceuticals - 3.1%
Mylan, Inc. 6.16% ▲	3,430	3,646

Total Convertible Preferred Stocks (cost $8,554)		8,850

PREFERRED STOCK - 4.0%
Hotels, Restaurants & Leisure - 4.0%
Las Vegas Sands Corp. 2.57% ▲	12,000	4,645
Total Preferred Stock (cost $2,357)

WARRANTS - 7.2%
Zions Bancorporation ‡
Expiration: 05/22/2020
Exercise Price: $36.63	400,000	2,796
Wells Fargo & Co. ‡
Expiration: 10/28/2018
Exercise Price: $34.01	729,985	5,635

Total Warrants (cost $9,072)		8,431

	Principal	Value
CONVERTIBLE BONDS - 73.0%
Auto Components - 2.0%
BorgWarner, Inc.
3.50%, 04/15/2012	$1,830	2,361
Automobiles - 5.1%
Ford Motor Co.
4.25%, 11/15/2016	4,800	5,982
Biotechnology - 2.4%
Onyx Pharmaceuticals, Inc.
4.00%, 08/15/2016 ^	3,055	2,830
Capital Markets - 10.9%
BlackRock, Inc.
2.63%, 02/15/2035	2,640	3,821
Goldman Sachs Group, Inc.
Zero Coupon, 07/30/2010 §	5,962	6,472
Jefferies Group, Inc.
3.88%, 11/01/2029 ^	2,615	2,452
Construction & Engineering - 2.8%
MasTec, Inc.
4.00%, 06/15/2014	3,650	3,294
Energy Equipment & Services - 4.7%
Cameron International Corp.
2.50%, 06/15/2026 ^	2,000	2,240
Transocean, Inc.
1.63%, 12/15/2037 ^	3,355	3,250
Health Care Equipment & Supplies - 2.4%
NuVasive, Inc.
2.25%, 03/15/2013 ^	2,650	2,792
Internet & Catalog Retail - 4.3%
priceline.com, Inc.
1.25%, 03/15/2015 - 144A	5,475	5,030
Machinery - 1.3%
Navistar International Corp.
3.00%, 10/15/2014	1,320	1,548
Metals & Mining - 6.7%
Allegheny Technologies, Inc.
4.25%, 06/01/2014	2,025	2,604
Steel Dynamics, Inc.
5.13%, 06/15/2014 ^	2,415	2,593
U.S. Steel Corp.
4.00%, 05/15/2014	1,850	2,588
Multiline Retail - 2.9%
Saks, Inc.
7.50%, 12/01/2013 - 144A ^	2,075	3,328
Oil, Gas & Consumable Fuels - 1.3%
Quicksilver Resources, Inc.
1.88%, 11/01/2024 ^	1,570	1,558
Pharmaceuticals - 2.3%
Allergan, Inc.
1.50%, 04/01/2026 ^	2,410	2,627
Real Estate Investment Trusts - 3.3%
ProLogis
2.63%, 05/15/2038	4,300	3,865
Semiconductors & Semiconductor Equipment - 6.2%
Intel Corp.
3.25%, 08/01/2039 - 144A ^	3,500	3,942
Linear Technology Corp.
3.00%, 05/01/2027 ^	3,350	3,279
Software - 14.4%
Microsoft Corp.
Zero Coupon, 06/15/2013 ^	1,000	986
Rovi Corp.
2.63%, 08/15/2011 ^	4,550	6,297
Salesforce.com, Inc.
0.75%, 01/15/2015 - 144A ^	6,600	7,632
Take-Two Interactive Software, Inc.
4.38%, 06/01/2014	1,810	1,925

Total Convertible Bonds (cost $81,745)		85,296

	Shares	Value
SECURITIES LENDING COLLATERAL - 17.4%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.25% ▲	20,251,193	20,251
Total Securities Lending Collateral (cost $20,251)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Convertible Securities VP
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 3.0%
State Street Bank & Trust Co. 0.00% ▲, dated 06/30/2010, to be repurchased at $3,443 on 07/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $3,514.	$3,443	$3,443
Total Repurchase Agreement (cost $3,443)

Total Investment Securities (cost $132,735) #		136,731
Other Assets and Liabilities — Net		(20,030)

Net Assets		$116,701

NOTES TO THE SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 06/30/2010.

§	Illiquid. These securities had an aggregate market value of $12,287, or 10.53% of the fund’s net assets.

^	All or a portion of this security is on loan. The value of all securities on loan is $19,829.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $132,735. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $10,091 and $6,095, respectively. Net unrealized appreciation for tax purposes is $3,996.
DEFINITION:
144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2010, these securities aggregated $25,747, or 22.06%, of the fund’s net assets.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$4,645	$—	$—	$4,645
Equities — Financials	13,635	—	—	13,635
Equities — Health Care	3,646	—	—	3,646
Fixed Income — Consumer Discretionary	—	16,701	—	16,701
Fixed Income — Energy	—	7,048	—	7,048
Fixed Income — Financials	—	22,424	—	22,424
Fixed Income — Health Care	—	8,249	—	8,249
Fixed Income — Industrials	—	4,842	—	4,842
Fixed Income — Information Technology	—	24,062	—	24,062
Fixed Income — Materials	—	7,785	—	7,785
Cash & Cash Equivalent — Repurchase Agreement	—	3,443	—	3,443
Cash & Cash Equivalent — Securities Lending Collateral	20,251	—	—	20,251

Total	$42,177	$94,554	$—	$136,731

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Convertible Securities VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $129,292) (including securities loaned of $19,829)	$133,288
Repurchase agreement, at value (cost: $3,443)	3,443
Receivables:
Shares sold	34
Interest	393
Securities lending income (net)	2

137,160

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	100
Management and advisory fees	83
Distribution and service fees	3
Administration fees	2
Printing and shareholder reports fees	6
Audit and tax fees	11
Other	3
Collateral for securities on loan	20,251

20,459

Net assets	$116,701

Net assets consist of:
Capital stock ($.01 par value)	$152
Additional paid-in capital	153,954
Undistributed net investment income	4,794
Undistributed (accumulated) net realized gain (loss) from investment securities	(46,195)
Net unrealized appreciation (depreciation) on:
Investment securities	3,996

Net assets	$116,701

Net assets by class:
Initial Class	$103,291
Service Class	13,410
Shares outstanding:
Initial Class	13,434
Service Class	1,751
Net asset value and offering price per share:
Initial Class	$7.69
Service Class	7.66
STATEMENT OF OPERATIONS
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income	$392
Interest income	1,311
Securities lending income (net)	4

1,707

Expenses:
Management and advisory	486
Printing and shareholder reports	6
Custody	9
Administration	13
Legal	3
Audit and tax	9
Trustees	2
Transfer agent	1
Distribution and service:
Service Class	17
Other	1

Total expenses	547

Net investment income	1,160

Net realized gain (loss) on transactions from:
Investment securities	8,426

Net decrease in unrealized appreciation (depreciation) on:
Investment securities	(11,534)

Net realized and unrealized loss	(3,108)

Net decrease in net assets resulting from operations	$(1,948)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Convertible Securities VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amount in thousands)

	June 30, 2010 (unaudited)	December 31, 2009
From operations:
Net investment income	$1,160	$3,633
Net realized gain (loss) from investment securities	8,426	(14,354)
Change in net unrealized appreciation (depreciation) on investment securities	(11,534)	40,951

Net increase (decrease) in net assets resulting from operations	(1,948)	30,230

Distributions to shareholders:
From net investment income:
Initial Class	—	(4,081)
Service Class	—	(316)

Total distributions to shareholders	—	(4,397)

Capital share transactions:
Proceeds from shares sold:
Initial Class	6,129	19,840
Service Class	4,385	6,065

	10,514	25,905

Dividends and distributions reinvested:
Initial Class	—	4,081
Service Class	—	316

	—	4,397

Cost of shares redeemed:
Initial Class	(26,399)	(78,564)
Service Class	(2,758)	(4,193)

	(29,157)	(82,757)

Net decrease in net assets from capital shares transactions	(18,643)	(52,455)

Net decrease in net assets	(20,591)	(26,622)

Net assets:
Beginning of period/year	137,292	163,914

End of period/year	$116,701	$137,292

Undistributed net investment income	$4,794	$3,634

Share activity:
Shares issued:
Initial Class	752	2,874
Service Class	541	872

	1,293	3,746

Shares issued-reinvested from distributions:
Initial Class	—	575
Service Class	—	44

	—	619

Shares redeemed:
Initial Class	(3,237)	(12,695)
Service Class	(342)	(624)

	(3,579)	(13,319)

Net increase (decrease) in shares outstanding:
Initial Class	(2,485)	(9,246)
Service Class	199	292

	(2,286)	(8,954)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Convertible Securities VP
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2010)
For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$7.86		$6.21	$12.48	$12.03	$11.20	$12.24
Investment operations
Net investment income(a)	0.07		0.19	0.18	0.16	0.15	0.22
Net realized and unrealized gain (loss)	(0.24)		1.73	(4.05)	1.91	1.05	0.19

Total operations	(0.17)		1.92	(3.87)	2.07	1.20	0.41

Distributions
From net investment income	—		(0.27)	(0.18)	(0.26)	(0.19)	(0.27)
From net realized gains	—		—	(2.22)	(1.36)	(0.18)	(1.18)

Total distributions	—		(0.27)	(2.40)	(1.62)	(0.37)	(1.45)

Net asset value
End of period/year	$7.69		$7.86	$6.21	$12.48	$12.03	$11.20

Total return(b)	(2.16	%)(c)	31.30%	(36.87%)	18.63%	10.90%	3.88%
Net assets end of period/year (000’s)	$103,291		$125,132	$156,137	$270,218	$429,852	$314,353
Ratio and supplemental data
Expenses to average net assets	0.82	%(d)	0.82%	0.81%	0.79%	0.78%	0.79%
Net investment income, to average net assets	1.82	%(d)	2.82%	1.88%	1.30%	1.26%	1.95%
Portfolio turnover rate	40	%(c)	168%	97%	79%	64%	85%
For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$7.84		$6.18	$12.42	$11.98	$11.17	$12.24
Investment operations
Net investment income(a)	0.06		0.17	0.14	0.13	0.12	0.19
Net realized and unrealized gain (loss)	(0.24)		1.73	(4.01)	1.91	1.04	0.18

Total operations	(0.18)		1.90	(3.87)	2.04	1.16	0.37

Distributions
From net investment income	—		(0.24)	(0.15)	(0.24)	(0.17)	(0.26)
From net realized gains	—		—	(2.22)	(1.36)	(0.18)	(1.18)

Total distributions	—		(0.24)	(2.37)	(1.60)	(0.35)	(1.44)

Net asset value
End of period/year	$7.66		$7.84	$6.18	$12.42	$11.98	$11.17

Total return(b)	(2.30	%)(c)	31.16%	(37.00%)	18.29%	10.65%	3.54%
Net assets end of period/year (000’s)	$13,410		$12,160	$7,777	$18,157	$14,065	$10,710
Ratio and supplemental data
Expenses to average net assets	1.07	%(d)	1.07%	1.06%	1.04%	1.03%	1.04%
Net investment income, to average net assets	1.55	%(d)	2.48%	1.46%	1.02%	1.01%	1.65%
Portfolio turnover rate	40	%(c)	168%	97%	79%	64%	85%

(a)	Calculated based on average number of shares outstanding.

(b)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(c)	Not annualized.

(d)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Convertible Securities VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Convertible Securities VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Restricted and illiquid securities: Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.
The restricted or illiquid securities at June 30, 2010 are listed in the Schedule of Investments.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund securities exposes the Fund to risks such as the following: (i) the borrower may fail to return the loaned securities; (ii) the borrower may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund attempts to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2010 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
There were no commissions recaptured during the year ended June 30, 2010.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at the amount of distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Convertible Securities VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2010 is disclosed at the end of the Fund’s Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Convertible Securities VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, and ML Life Insurance Company of New York.
TAM is the Fund’s investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Investment Management, LLC (“TIM”) is both an affiliate of the Fund and sub-adviser of the Fund.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TIM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TIM, TFS, and TCI.
The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2010:

	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative VP	$28	0.02%
Transamerica Asset Allocation-Moderate VP	20,454	17.53
Transamerica Asset Allocation-Moderate Growth VP	32,838	28.14

Total	$53,320	45.69%

Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $250 million	0.75%
Over $250 million	0.70%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
1.15% Expense Limit
Prior to May 1, 2010, the expense limit was 1.25%.
If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived advisory fees.
During the period ended June 30, 2010, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture at June 30, 2010.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Convertible Securities VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2011. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2010 were as follows:

Purchases of securities:
Long-term	$49,672
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	85,471
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax positions taken for all open tax years (2007 — 2009), or expected to be taken in the Fund’s 2010 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, net operating losses, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Convertible Securities VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 6. SUBSEQUENT EVENTS
Effective August 16, 2010, Transamerica Convertible Securities VP changed its name to Transamerica AllianceBernstein Dynamic Allocation VP and will change its sub-adviser from TIM to AllianceBernstein L.P. The Fund also changed its objective and strategy effective August 16, 2010.
Management has evaluated subsequent events through the date of issuance of the financial statements, and has determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Convertible Securities VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Convertible Securities VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Transamerica Investment Management, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including composite information about fees and performance provided by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio The Board also contemplated the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs. In making this determination, the Trustees considered that they had previously approved the replacement of the Sub-Adviser, with such replacement to take effect in August 2010. Accordingly, the Trustees noted that the Sub-Adviser would only be providing services under the Sub-Advisory Agreement for a limited period of time.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Portfolio’s performance was in line with the median for its peer group for the past 1- and 5-year periods and above the median for its peer group for the past 3-year period. It was noted that Lipper does not have a convertible funds category in its variable universe, and instead uses a specialty/miscellaneous peer group. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the total expenses of the Portfolio were below the medians for its peer group and peer universe. It was noted that the Portfolio’s peer group is comprised of an assorted mix of specialty funds, including convertible, equity and sector funds. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM offers breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Diversified Equity VP
(formerly, Transamerica Templeton Global VP)
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (a)	Value	During Period (a)	Expense Ratio
Transamerica Diversified Equity VP
Initial Class	$1,000.00	$898.20	$4.09	$1,020.48	$4.36	0.87%
Service Class	1,000.00	897.50	5.27	1,019.24	5.61	1.12

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Common Stocks	99.0%
Repurchase Agreement	0.1
Other Assets and Liabilities — Net	0.9

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Diversified Equity VP
(formerly, Transamerica Templeton Global VP)
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 99.0%
Aerospace & Defense - 2.5%
Precision Castparts Corp.	136,612	$14,060
Air Freight & Logistics - 4.0%
CH Robinson Worldwide, Inc.	204,500	11,383
Expeditors International of Washington, Inc.	312,325	10,778
Auto Components - 5.3%
BorgWarner, Inc. ‡	319,845	11,943
Johnson Controls, Inc.	650,725	17,485
Biotechnology - 1.6%
Amgen, Inc. ‡	166,300	8,747
Capital Markets - 0.9%
BlackRock, Inc. — Class A	36,300	5,205
Chemicals - 5.2%
Ecolab, Inc.	147,570	6,627
Nalco Holding Co.	650,000	13,300
Sigma-Aldrich Corp.	175,000	8,720
Commercial Banks - 3.5%
BB&T Corp.	531,000	13,970
City National Corp.	103,995	5,328
Communications Equipment - 3.4%
Cisco Systems, Inc. ‡	616,770	13,143
QUALCOMM, Inc.	168,899	5,547
Computers & Peripherals - 7.4%
Apple, Inc. ‡	90,654	22,802
International Business Machines Corp.	141,784	17,507
Construction & Engineering - 1.5%
Jacobs Engineering Group, Inc. ‡	224,855	8,194
Diversified Financial Services - 3.5%
Bank of America Corp.	756,000	10,863
JPMorgan Chase & Co.	231,650	8,481
Electrical Equipment - 3.1%
Cooper Industries PLC — Class A	140,000	6,160
Hubbell, Inc. — Class B	278,460	11,052
Energy Equipment & Services - 4.4%
Core Laboratories NV	87,640	12,937
Schlumberger, Ltd.	213,150	11,796
Health Care Equipment & Supplies - 2.2%
Covidien PLC	230,000	9,241
Intuitive Surgical, Inc. ‡	9,200	2,904
Hotels, Restaurants & Leisure - 5.7%
Marriott International, Inc. — Class A	445,200	13,329
McDonald’s Corp.	92,500	6,093
Starbucks Corp.	472,065	11,471
Insurance - 3.2%
Berkshire Hathaway, Inc. — Class A ‡	62	7,440
Travelers Cos., Inc.	212,000	10,441
Internet & Catalog Retail - 2.7%
Amazon.com, Inc. ‡	137,085	14,978
Internet Software & Services - 2.0%
Google, Inc. — Class A ‡	24,825	11,046
Life Sciences Tools & Services - 2.1%
Covance, Inc. ‡	113,465	5,823
Illumina, Inc. ‡	128,845	5,609
Machinery - 7.1%
Caterpillar, Inc.	136,620	8,207
Donaldson Co., Inc.	179,000	7,634
Kennametal, Inc.	431,000	10,960
PACCAR, Inc.	296,460	11,820
Media - 2.5%
Walt Disney Co.	444,545	14,003
Multiline Retail - 1.6%
Target Corp.	185,000	9,096
Oil, Gas & Consumable Fuels - 1.5%
EOG Resources, Inc.	84,950	8,357
Paper & Forest Products - 2.3%
Weyerhaeuser Co.	360,000	12,672
Pharmaceuticals - 3.4%
Johnson & Johnson	99,000	5,847
Roche Holding AG ADR	130,315	4,470
Teva Pharmaceutical Industries, Ltd. ADR	155,735	8,097
Professional Services - 2.3%
Robert Half International, Inc.	534,000	12,576
Road & Rail - 1.5%
Norfolk Southern Corp.	157,920	8,378
Semiconductors & Semiconductor Equipment - 1.8%
Broadcom Corp. — Class A	295,000	9,726
Software - 4.5%
Citrix Systems, Inc. ‡	53,000	2,238
Microsoft Corp.	225,720	5,194
Oracle Corp.	449,000	9,636
Salesforce.com, Inc. ‡	89,460	7,677
Textiles, Apparel & Luxury Goods - 2.9%
Nike, Inc. — Class B	237,500	16,043
Trading Companies & Distributors - 2.8%
WW Grainger, Inc.	153,000	15,216
Wireless Telecommunication Services - 0.6%
American Tower Corp. — Class A ‡	73,885	3,288

Total Common Stocks (cost $603,609)		545,538

	Principal	Value

REPURCHASE AGREEMENT - 0.1%
State Street Bank & Trust Co. 0.00% ▲, dated 06/30/2010, to be repurchased at $639 on 07/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $653.	$639	639
Total Repurchase Agreement (cost $639)

Total Investment Securities (cost $604,248) #		546,177

Other Assets and Liabilities — Net		5,227

Net Assets		$551,404

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Diversified Equity VP
(formerly, Transamerica Templeton Global VP)
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

▲	Rate shown reflects the yield at 06/30/2010.

#	Aggregate cost for federal income tax purposes is $604,248. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $15,931 and $74,002, respectively. Net unrealized depreciation for tax purposes is $58,071.
DEFINITION:
ADR American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total

Equities — Consumer Discretionary	$114,441	$—	$—	$114,441
Equities — Energy	33,089	—	—	33,089
Equities — Financials	61,729	—	—	61,729
Equities — Health Care	50,738	—	—	50,738
Equities — Industrials	136,417	—	—	136,417
Equities — Information Technology	104,517	—	—	104,517
Equities — Materials	41,319	—	—	41,319
Equities — Telecommunication Services	3,288	—	—	3,288
Cash & Cash Equivalent — Repurchase Agreement	—	639	—	639
Total	$545,538	$639	$—	$546,177
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Diversified Equity VP
(formerly, Transamerica Templeton Global VP)
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $603,609)	$545,538
Repurchase agreement, at value (cost: $639)	639
Foreign currency (cost: $15)	15
Receivables:
Investment securities sold	5,864
Shares sold	33
Dividends	601
Dividend reclaims	280

552,970

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	991
Management and advisory fees	388
Distribution and service fees	8
Trustees fees	1
Transfer agent fees	1
Administration fees	11
Printing and shareholder reports fees	122
Audit and tax fees	11
Securities lending payable	4
Other	29

1,566

Net assets	$551,404

Net assets consist of:
Capital stock ($.01 par value)	$351
Additional paid-in capital	894,771
Undistributed net investment income	6,692
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	(292,326)
Net unrealized appreciation (depreciation) on:
Investment securities	(58,071)
Translation of assets and liabilities denominated in foreign currencies	(13)

Net assets	$551,404

Net assets by class:
Initial Class	$517,994
Service Class	33,410
Shares outstanding:
Initial Class	32,966
Service Class	2,145
Net asset value and offering price per share:
Initial Class	$15.71
Service Class	15.58
STATEMENT OF OPERATIONS
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income (including withholding taxes on foreign dividends of $192)	$3,684
Interest income	2
Securities lending income (net)	32

3,718

Expenses:
Management and advisory	1,816
Printing and shareholder reports	117
Custody	65
Administration	49
Legal	12
Audit and tax	14
Trustees	9
Transfer agent	3
Registration	— (a)
Distribution and service:
Service Class	35
Other	25

Total expenses	2,145

Net investment income	1,573

Net realized gain (loss) on transactions from:
Investment securities	60,040
Foreign currency transactions	(374)

59,666

Net decrease in unrealized appreciation (depreciation) on:
Investment securities	(134,489)
Translation of assets and liabilities denominated in foreign currencies	(23)

Change in unrealized appreciation (depreciation)	(134,512)

Net realized and unrealized loss	(74,846)

Net decrease in net assets resulting from operations	$(73,273)

(a)	Rounds to less than $1.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Diversified Equity VP
(formerly, Transamerica Templeton Global VP)
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2010 (unaudited)	December 31, 2009
From operations:
Net investment income	$1,573	$5,409
Net realized gain (loss) from investment securities and foreign currency transactions	59,666	(57,666)
Change in net unrealized appreciation (depreciation) on investment securities and foreign currency translation	(134,512)	154,149

Net increase (decrease) in net assets resulting from operations	(73,273)	101,892

Distributions to shareholders:
From net investment income:
Initial Class	—	(5,566)
Service Class	—	(233)

Total distributions to shareholders	—	(5,799)

Capital share transactions:
Proceeds from shares sold:
Initial Class	9,915	10,263
Service Class	6,260	5,955

	16,175	16,218

Proceeds from fund acquisition:
Initial Class	202,670	84,591
Service Class	15,476	7,955

	218,146	92,546

Dividends and distributions reinvested:
Initial Class	—	5,566
Service Class	—	233

	—	5,799

Cost of shares redeemed:
Initial Class	(48,032)	(58,259)
Service Class	(6,496)	(4,229)

	(54,528)	(62,488)

Net increase in net assets from capital shares transactions	179,793	52,075

Net increase in net assets	106,520	148,168

Net assets:
Beginning of period/year	444,884	296,716

End of period/year	$551,404	$444,884

Undistributed net investment income	$6,692	$5,119

Share activity:
Shares issued:
Initial Class	586	669
Service Class	362	375

	948	1,044

Shares issued-reinvested from distributions:
Initial Class	—	347
Service Class	—	15

	—	362

Shares issued on fund acquisition:
Initial Class	11,065	6,202
Service Class	852	587

	11,917	6,789

Shares redeemed:
Initial Class	(2,821)	(3,934)
Service Class	(383)	(282)

	(3,204)	(4,216)

Net increase (decrease) in shares outstanding:
Initial Class	8,831	3,284
Service Class	831	695

	9,662	3,979

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Diversified Equity VP
(formerly, Transamerica Templeton Global VP)
FINANCIAL HIGHLIGHTS
(unaudited for the period June 30, 2010)
For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$17.49		$13.82	$25.01	$22.05	$18.81	$17.69
Investment operations
Net investment income(a)	0.06		0.22	0.41	0.31	0.27	0.21
Net realized and unrealized gain (loss)	(1.84)		3.67	(11.21)	3.02	3.23	1.10

Total operations	(1.78)		3.89	(10.80)	3.33	3.50	1.31

Distributions
From net investment income	—		(0.22)	(0.39)	(0.37)	(0.26)	(0.19)

Total distributions	—		(0.22)	(0.39)	(0.37)	(0.26)	(0.19)

Net asset value
End of period/year	$15.71		$17.49	$13.82	$25.01	$22.05	$18.81

Total return(b)	(10.18	%)(c)	28.32%	(43.67%)	15.24%	18.79%	7.47%
Net assets end of period/year (000’s)	$517,994		$422,067	$288,218	$611,618	$598,312	$581,669
Ratio and supplemental data
Expenses to average net assets	0.87	%(d)	0.91%	0.84%	0.85%	0.87%	0.90%
Net investment income, to average net assets	0.66	%(d)	1.49%	2.03%	1.31%	1.35%	1.20%
Portfolio turnover rate	94	%(c)	54%	18%	34%	59%	61%
For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$17.36		$13.74	$24.85	$21.93	$18.73	$17.65
Investment operations
Net investment income(a)	0.03		0.18	0.37	0.26	0.21	0.16
Net realized and unrealized gain (loss)	(1.81)		3.63	(11.15)	2.99	3.23	1.10

Total operations	(1.78)		3.81	(10.78)	3.25	3.44	1.26

Distributions
From net investment income	—		(0.19)	(0.33)	(0.33)	(0.24)	(0.18)

Total distributions	—		(0.19)	(0.33)	(0.33)	(0.24)	(0.18)

Net asset value
End of period/year	$15.58		$17.36	$13.74	$24.85	$21.93	$18.73

Total return(b)	(10.25	%)(c)	27.85%	(43.81%)	14.98%	18.45%	7.23%
Net assets end of period/year (000’s)	$33,410		$22,817	$8,498	$24,292	$16,329	$7,930
Ratio and supplemental data
Expenses to average net assets	1.12	%(d)	1.16%	1.09%	1.10%	1.12%	1.15%
Net investment income, to average net assets	0.41	%(d)	1.16%	1.83%	1.11%	1.02%	0.88%
Portfolio turnover rate	94	%(c)	54%	18%	34%	59%	61%

(a)	Calculated based on average number of shares outstanding.

(b)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(c)	Not annualized.

(d)	Annualized.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Diversified Equity VP
(formerly, Transamerica Templeton Global VP)
NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. On April 30, 2010, Transamerica Templeton Global VP changed its name to Transamerica Diversified Equity VP. Transamerica Diversified Equity VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities are translated at the exchange rates in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2010 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
Commissions recaptured during the period ended June 30, 2010 of $2, are included in net realized gain (loss) in the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Diversified Equity VP
(formerly, Transamerica Templeton Global VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at the amount of distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Diversified Equity VP
(formerly, Transamerica Templeton Global VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.
Foreign securities in which their primary trading market closes at the same time or after the NYSE are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (“ADR”), financial futures, Exchange Traded Funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.
The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2010 is disclosed at the end of the Fund’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, and ML Life Insurance Company of New York.
TAM is the Fund’s investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Investment Management, LLC (“TIM”) is both an affiliate of the Fund and sub-adviser of the Fund.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TIM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TIM, TFS, and TCI.
The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2010:

	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative VP	$10,322	1.87%
Transamerica Asset Allocation-Growth VP	11,894	2.16
Transamerica Asset Allocation-Moderate VP	24,225	4.39
Transamerica Asset Allocation-Moderate Growth VP	50,667	9.19

Total	$97,108	17.61%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Diversified Equity VP
(formerly, Transamerica Templeton Global VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:
Effective May 1, 2010

First $500 million	0.73%
Over $500 million up to $2.5 billion	0.70%
Over $2.5 billion	0.65%
Prior to May 1, 2010

First $500 million	0.75%
Over $500 million up to $1.5 billion	0.725%
Over $1.5 billion	0.70%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
0.85% Expense Limit
Prior to May 1, 2010, the expense limit was 1.00%.
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2010, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture at June 30, 2010.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2011. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Diversified Equity VP
(formerly, Transamerica Templeton Global VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2010 were as follows:

Purchases of securities:
Long-term	$435,835
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	455,581
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2007 – 2009), or expected to be taken in the Fund’s 2010 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. REORGANIZATION
On April 30, 2010, Transamerica Diversified Equity VP (formerly, Transamerica Templeton Global VP) acquired all of the net assets of Transamerica Munder Net50 VP and Transamerica Science & Technology VP pursuant to a Plan of Reorganization. Transamerica Diversified Equity VP is the accounting survivor. The purpose of the transaction was to achieve a more cohesive, focused, and streamlined fund complex. The acquisition was accomplished by a tax-free exchange of 11,917 shares of Transamerica Diversified Equity VP for 10,591 shares of Transamerica Munder Net50 VP and 28,350 shares of Transamerica Science & Technology VP outstanding on April 30, 2010. Transamerica Munder Net50 VP’s net assets at that date, $96,237, including $8,685 unrealized appreciation, were combined with those of Transamerica Diversified Equity VP. Transamerica Science & Technology VP’s net assets at that date, $121,909, including $15,867 unrealized appreciation, were combined with those of Transamerica Diversified Equity VP. The aggregate net assets of Transamerica Diversified Equity VP immediately before the acquisition were $449,479; the combined net assets of Transamerica Diversified Equity VP immediately after the acquisition were $667,625. In the acquisition, Transamerica Diversified Equity VP retained certain capital loss carryforwards from Transamerica Munder Net50 VP and Transamerica Science & Technology VP in the amount of $5,864. Shares issued with the acquisition were as follows:

Transamerica Munder Net50 VP
Class	Shares	Amount
Initial	5,058	$92,653
Service	197	3,584

Transamerica Science & Technology VP
Class	Shares	Amount
Initial	6,007	$110,017
Service	655	11,892

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Diversified Equity VP
(formerly, Transamerica Templeton Global VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 6. (continued):
The exchange ratio of the reorganization for the Fund is as follows (Transamerica Diversified Equity VP shares issuable/ Transamerica Munder Net50 VP):

Transamerica Munder Net50 VP
Class	Exchange Ratio
Initial	0.50
Service	0.49
The exchange ratio of the reorganization for the class is as follows (Transamerica Diversified Equity VP shares issuable/ Transamerica Science & Technology VP):

Transamerica Science & Technology VP
Class	Exchange Ratio
Initial	0.24
Service	0.23
Assuming the reorganization had been completed on January 1, 2010, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the period ended June 30, 2010, are as follows:

Net investment income	$1,361
Net realized and unrealized (loss)	(64,039)
Net (decrease) in net assets resulting from operations	(62,678)
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Transamerica Munder Net50 VP and Transamerica Science & Technology VP that have been included in the Fund’s Statement of Operations since April 30, 2010.
NOTE 7. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s Financial Statements.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Diversified Equity VP
(formerly, Transamerica Templeton Global VP)
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Diversified Equity VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Transamerica Investment Management, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also contemplated the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management teams of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Portfolio’s performance was below the median for its peer universe for the past 1-, 3-, 5-, and 10-year periods. The Board also noted that the Portfolio’s performance reflected performance attributable to a prior sub-adviser. Accordingly, the Board agreed to monitor the Portfolio’s performance going forward under the single Sub-Adviser. Additionally, the Trustees noted that the Sub-Adviser had recently named a new lead portfolio manager for the Portfolio. The Trustees agreed that they would monitor the portfolio manager transition and performance going forward. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Portfolio’s contractual management fee was above the median for its peer group and in line with the median for its peer universe and that the total expenses of the Portfolio were in line with the median for its peer group and below the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreement reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Diversified Equity VP
(formerly, Transamerica Templeton Global VP)
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)
(unaudited)
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Efficient Markets VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (a)	Value	During Period (a)	Expense Ratio (c)
Transamerica Efficient Markets VP
Initial Class	$1,000.00	$965.80	$2.53	$1,022.22	$2.61	0.52%
Service Class	1,000.00	964.00	3.75	1,020.98	3.86	0.77

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.

(c)	Expense ratios do not include expenses of the investment companies in which the fund invests.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Investment Companies	100.0%
Repurchase Agreement	0.9
Other Assets and Liabilities — Net	(0.9)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Efficient Markets VP
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 100.0%
Capital Markets - 100.0%
DFA Emerging Markets Value Portfolio	8,609	$252
DFA International Small Capital Value Portfolio	166,209	2,239
DFA International Value Portfolio	175,570	2,562
DFA Large Capital International Portfolio	323,225	5,197
DFA U.S. Large Company Portfolio	1,401,194	11,391
DFA U.S. Targeted Value Portfolio	336,780	4,318
Vanguard Intermediate-Term Bond	46,053	3,855
Vanguard Long-Term Bond	14,712	1,217
Vanguard Short-Term Bond	72,596	5,879
Vanguard Total Bond Market ETF	45,485	3,702

Total Investment Companies (cost $40,514)		40,612

	Principal	Value

REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co. 0.00% ▲, dated 06/30/2010, to be repurchased at $362 on 07/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $372.	$362	362
Total Repurchase Agreement (cost $362)

Total Investment Securities (cost $40,876) #		40,974
Other Assets and Liabilities — Net		(347)

Net Assets		$40,627

NOTES TO THE SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 06/30/2010.

#	Aggregate cost for federal income tax purposes is $40,876. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $700 and $602, respectively. Net unrealized appreciation for tax purposes is $98.
DEFINITION:
ETF       Exchange Traded Fund
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total

Investment Companies	$40,612	$—	$—	$40,612
Cash & Cash Equivalent — Repurchase Agreement	—	362	—	362
Total	$40,612	$362	$—	$40,974
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Efficient Markets VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment companies, at value (cost: $40,514)	$40,612
Repurchase agreement, at value (cost: $362)	362
Receivables:
Investment securities sold	252
Shares sold	4

41,230

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	513
Shares redeemed	52
Management and advisory fees	15
Distribution and service fees	9
Administration fees	1
Printing and shareholder reports fees	2
Audit and tax fees	8
Other	3

603

Net assets	$40,627

Net assets consist of:
Capital stock ($.01 par value)	$34
Additional paid-in capital	38,527
Undistributed net investment income	576
Undistributed (accumulated) net realized gain (loss) from investment companies	1,392
Net unrealized appreciation (depreciation) on:
Investment companies	98

Net assets	$40,627

Net assets by class:
Initial Class	$860
Service Class	39,767
Shares outstanding:
Initial Class	73
Service Class	3,369
Net asset value and offering price per share:
Initial Class	$11.85
Service Class	11.80
STATEMENT OF OPERATIONS
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income	$408
Interest income	—	(a)

	408

Expenses:
Management and advisory	73
Custody	10
Administration	4
Legal	—	(a)
Audit and tax	7
Trustees	—	(a)
Transfer agent	—	(a)
Distribution and service:
Service Class	43

Total expenses	137

Less waiver/reimbursement	(3)

Net expenses	134

Net investment income	274

Net realized gain (loss) on transactions from:
Investment companies	588
Net decrease in unrealized appreciation (depreciation) on:
Investment companies	(2,581)

Net realized and unrealized loss	(1,993)

Net decrease in net assets resulting from operations	$(1,719)

(a)	Rounds to less than $1.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Efficient Markets VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2010	December 31,
	(unaudited)	2009
From operations:
Net investment income	$274	$304
Net realized gain (loss) from investment companies	588	802
Change in net unrealized appreciation (depreciation) on investment companies	(2,581)	2,634

Net increase (decrease) in net assets resulting from operations	(1,719)	3,740

Distributions to shareholders:
From net investment income:
Initial Class	—	— (a)
Service Class	—	(6)

	—	(6)

From net realized gains:
Initial Class	—	— (a)
Service Class	—	(3)

	—	(3)

Total distributions to shareholders	—	(9)

Capital share transactions:
Proceeds from shares sold:
Initial Class	126	894
Service Class	15,807	23,886

	15,933	24,780

Dividends and distributions reinvested:
Initial Class	—	— (a)
Service Class	—	9

	—	9

Cost of shares redeemed:
Initial Class	(65)	(381)
Service Class	(1,207)	(1,871)

	(1,272)	(2,252)

Net increase in net assets from capital shares transactions	14,661	22,537

Net increase in net assets	12,942	26,268

Net assets:
Beginning of period/year	27,685	1,417

End of period/year	$40,627	$27,685

Undistributed net investment income	$576	$302

Share activity:
Shares issued:
Initial Class	10	75
Service Class	1,273	2,260

	1,283	2,335

Shares issued-reinvested from distributions:
Initial Class	—	— (b)
Service Class	—	1

	—	1

Shares redeemed:
Initial Class	(5)	(32)
Service Class	(98)	(178)

	(103)	(210)

Net increase (decrease) in shares outstanding:
Initial Class	5	43
Service Class	1,175	2,083

	1,180	2,126

(a)	Rounds to less than $1 or ($1).

(b)	Rounds to less than 1 share.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Efficient Markets VP
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2010)
For a share outstanding throughout each period

			Initial Class
	Period ended		December 31,	Nov 10 to Dec
	June 30, 2010		2009	31, 2008(a)
Net asset value
Beginning of period/year	$12.27		$10.39	$10.00
Investment operations
Net investment income(b),(c)	0.11		0.27	0.10
Net realized and unrealized gain (loss)	(0.53)		1.62	0.29

Total operations	(0.42)		1.89	0.39

Distributions
From net investment income	—		(0.01)	—
From net realized gains	—		— (d)	—

Total distributions	—		(0.01)	—

Net asset value
End of period/year	$11.85		$12.27	$10.39

Total return(e)	(3.42	)%(f)	18.15%	3.90	%(f)

Net assets end of period/year (000’s)	$860		$831	$260
Ratio and supplemental data
Expenses to average net assets(g)
After reimbursement/fee waiver	0.52	%(h)	0.52%	0.52	%(h)
Before reimbursement/fee waiver	0.54	%(h)	0.70%	17.77	%(h)
Net investment income, to average net assets(c)	1.70	%(h)	2.42%	7.15	%(h)
Portfolio turnover rate(i)	11	%(f)	37%	2	%(f)
For a share outstanding throughout each period

			Service Class
	Period ended		December 31,	Nov 10 to Dec
	June 30, 2010		2009	31, 2008(a)
Net asset value
Beginning of period/year	$12.24		$10.39	$10.00
Investment operations
Net investment income(b),(c)	0.10		0.25	0.11
Net realized and unrealized gain (loss)	(0.54)		1.61	0.28

Total operations	(0.44)		1.86	0.39

Distributions
From net investment income	—		(0.01)	—
From net realized gains	—		— (d)	—

Total distributions	—		(0.01)	—

Net asset value
End of period/year	$11.80		$12.24	$10.39

Total return(e)	(3.60	)%(f)	17.86%	3.90	%(f)

Net assets end of period/year (000’s)	$39,767		$26,854	$1,157
Ratio and supplemental data
Expenses to average net assets(g)
After reimbursement/fee waiver	0.77	%(h)	0.77%	0.77	%(h)
Before reimbursement/fee waiver	0.79	%(h)	0.95%	18.02	%(h)
Net investment income, to average net assets(c)	1.56	%(h)	2.20%	8.04	%(h)
Portfolio turnover rate(i)	11	%(f)	37%	2	%(f)

(a)	Commenced operations on November 10, 2008.

(b)	Calculated based on average number of shares outstanding.

(c)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests.

(d)	Rounds to less than $(.01) per share.

(e)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(f)	Not annualized.

(g)	Does not include expenses of the investment companies in which the fund invests.

(h)	Annualized.

(i)	Does not include the portfolio activity of the underlying funds.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Efficient Markets VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Efficient Markets VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2010.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from investment companies, if any, are recorded on the ex-dividend date.
Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at the amount of distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Efficient Markets VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds (“ETF”) are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2010, is disclosed at the end of the Fund’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, and ML Life Insurance Company of New York.
Transamerica Asset Management, Inc. (“TAM”) is the Fund’s investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
AEGON USA Investment Management, LLC (“AUIM”) is both an affiliate of the Fund and sub-adviser of the Fund.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, AUIM, TFS and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, AUIM, TFS, and TCI.
At the commencement of operations, TAM, an affiliate of the Fund, invested in the Fund. As of June 30, 2010, TAM had remaining investments in the Fund as follows:

	Market Value	% of Fund’s Net Assets
Initial Class	$296	0.73%
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $50 million	0.42%
Over $50 million up to $250 million	0.40%
Over $250 million	0.38%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Efficient Markets VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
0.52% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2010, the amount reimbursed/waived by the adviser was $3. The following amounts were available for recapture at June 30, 2010:

	Reimbursement of	Available for Recapture
	Expenses	Through
Fiscal Year 2008	$18	12/31/2011
Fiscal Year 2009	25	12/31/2012
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2011. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2010 were as follows:

Purchases of securities:
Long-term	$18,950
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-term	3,953
U.S. Government	–

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Efficient Markets VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax positions taken for all open tax years (2008 – 2009), or expected to be taken in the Fund’s 2010 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Efficient Markets VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Efficient Markets VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and AEGON USA Investment Management,. LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Board also contemplated the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management teams of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009, noting that the Portfolio’s inception date was November 10, 2008. The Board noted that the Portfolio’s performance was below the median for its peer universe for the past 1-year period. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Portfolio’s contractual management fee and total expenses were below the medians for its peer group and peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreement reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Efficient Markets VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (unaudited)
(continued)
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Federated Market Opportunity VP

UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
	Beginning	Ending	Expenses Paid	Ending	Expenses Period	Annualized
Fund Name	Account Value	Account Value	During Period (a)	Account Value	During Paid(a)	Expense Ratio

Transamerica Federated Market Opportunity VP
Initial Class	$1,000.00	$1,030.50	$4.28	$1,020.58	$4.26	0.85%
Service Class	1,000.00	1,029.00	5.53	1,019.34	5.51	1.10

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

Asset Type	% of Net Assets
Repurchase Agreement	39.4%
Common Stocks	24.4
U.S. Government Obligations	10.4
Purchased Options	9.3
Investment Companies	7.2
Foreign Government Obligations	2.5
Corporate Debt Securities	0.6
Securities Lending Collateral	0.2
Reverse Convertible Bond	0.2
Other Assets and Liabilities — Net(a)	5.8

Total	100.0%

(a)	The Other Assets and Liabilities — Net category may include, but is not limited to, Forward Currency contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, and Securities Sold Short.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Federated Market Opportunity VP
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S.GOVERNMENT OBLIGATIONS - 10.4%
United States - 10.4%
U.S. Treasury Bond
4.38%, 11/15/2039 - 05/15/2040	$14,900	$16,095
4.63%, 02/15/2040	12,000	13,489

Total U.S. Government Obligations (cost $26,762)		29,584

FOREIGN GOVERNMENT OBLIGATIONS - 2.5%
Argentina - 1.0%
Republic of Argentina
3.17%, 12/15/2035 *	4,475	341
8.28%, 12/31/2033	3,469	2,371
Hungary - 0.3%
Hungary Government Bond
8.00%, 02/12/2015 HUF	175,000	767
Poland - 0.4%
Poland Government Bond
5.25%, 10/25/2017 PLN	4,400	1,265
Turkey - 0.5%
Republic of Turkey
11.00%, 08/06/2014 TRY	2,000	1,328
Venezuela - 0.3%
Republic of Venezuela
9.38%, 01/13/2034	$1,600	992

Total Foreign Government Obligations (cost $7,157)		7,064

CORPORATE DEBT SECURITIES - 0.6%
Luxembourg - 0.4%
RSHB Capital SA for OJSC Russian Agricultural Bank
7.50%, 03/25/2013 RUB	35,000	1,110
Mexico - 0.2%
Credito Real SA de CV
10.25%, 04/14/2015 - 144A	$610	572

Total Corporate Debt Securities (cost $1,756)		1,682

	Shares	Value
COMMON STOCKS - 24.4%
Canada - 0.9%
Agnico-Eagle Mines, Ltd.	22,000	1,337
Yamana Gold, Inc.	125,000	1,288
Japan - 5.8%
Astellas Pharma, Inc.	51,000	1,709
INPEX Corp.	300	1,664
Mitsubishi UFJ Financial Group, Inc.	520,000	2,361
NTT DoCoMo, Inc.	2,850	4,317
Sankyo Co., Ltd. ^	59,100	2,671
Secom Co., Ltd.	48,000	2,131
Takeda Pharmaceutical Co., Ltd.	32,000	1,374
Korea, Republic of - 0.6%
SK Telecom Co., Ltd. ADR	125,000	1,841
Switzerland - 2.0%
Actelion, Ltd. ‡	70,000	2,621
Noble Corp.	100,000	3,091
United Kingdom - 3.2%
AstraZeneca PLC	60,000	2,829
Ensco PLC ADR	100,000	3,928
GlaxoSmithKline PLC	140,000	2,377
United States - 11.9%
Amgen, Inc. ‡	40,000	2,104
AT&T, Inc.	105,000	2,540
Baxter International, Inc.	58,000	2,357
Becton, Dickinson and Co.	27,000	1,826
Biogen Idec, Inc. ‡	40,000	1,898
Bristol-Myers Squibb Co.	95,000	2,369
Cephalon, Inc. ‡ ^	75,000	4,256
CF Industries Holdings, Inc.	50,000	3,173
Corinthian Colleges, Inc. ‡	50,000	493
Exelon Corp.	60,000	2,278
Gilead Sciences, Inc. ‡	153,000	5,244
Microsoft Corp.	88,000	2,025
Tidewater, Inc. ^	72,000	2,788

Total Common Stocks (cost $74,595)		68,890

INVESTMENT COMPANIES - 7.2%
Canada - 4.3%
Central Fund of Canada, Ltd. — Class A	805,000	12,131
United States - 2.9%
PowerShares DB Agriculture Fund	340,000	8,157

Total Investment Companies (cost $18,325)		20,288

	Notional Amount	Value
PURCHASED OPTIONS - 9.3%
Put Options - 9.3%
iShares MSCI Emerging Markets Index Fund	$780	5,460
Put Strike $44.00
Expires 09/18/2010
iShares MSCI Mexico Investable Market Index Fund	210	1,617
Put Strike $56.00
Expires 09/18/2010
iShares Russell 2000 Index Fund	420	6,151
Put Strike $75.00
Expires 09/30/2010
PowerShares QQQ	340	3,135
Put Strike $52.00
Expires 09/18/2010
SPDR S&P Midcap 400 ETF Trust	140	3,710
Put Strike $155.00
Expires 09/18/2010
SPDR S&P Retail ETF	600	6,345
Put Strike $46.00
Expires 09/18/2010

Total Purchased Options (cost $21,070)		26,418

	Principal	Value
REVERSE CONVERTIBLE BOND - 0.2% ¥
United States - 0.2%
Lehman Brothers Holdings, Inc.
18.20%, 01/27/2009 -144 Ә Џ §	899	604
Total Reverse Convertible Bond (cost $4,094)
The notes to the financial statements are an integral part of this report

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Federated Market Opportunity VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.25%▲	682,089	$682
Total Securities Lending Collateral (cost $682)

	Principal	Value
REPURCHASE AGREEMENT - 39.4%
State Street Bank & Trust Co. 0.00% ▲, dated 06/30/2010, to be repurchased at $111,761 on 07/01/2010. Collateralized by a U.S. Government Obligation, 1.00%, due 04/30/2012, and with a value of $113,999.	$111,761	111,761
Total Repurchase Agreement (cost $111,761)

Total Investment Securities (cost $266,202) #		266,973
Other Assets and Liabilities — Net		16,545

Net Assets		$283,518

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
			Dollars Bought	Appreciation
Currency	Bought (Sold)	Settlement Date	(Sold)	(Depreciation)
Australian Dollar	(4,200)	09/13/2010	$(3,392)	$(112)
Australian Dollar	(3,700)	09/13/2010	(3,038)	(49)
Australian Dollar	3,300	09/13/2010	2,703	50
Australian Dollar	4,900	09/13/2010	4,233	(145)
Australian Dollar	(6,600)	09/13/2010	(5,860)	354
Brazilian Real	(5,683)	07/02/2010	(3,081)	(66)
Brazilian Real	5,683	07/02/2010	3,184	(36)
Brazilian Real	(6,326)	09/08/2010	(3,300)	(156)
Brazilian Real	(6,465)	09/08/2010	(3,440)	(92)
Brazilian Real	(2,741)	09/08/2010	(1,500)	3
Brazilian Real	(6,278)	09/08/2010	(3,297)	(133)
Brazilian Real	(6,285)	09/08/2010	(3,303)	(130)
Brazilian Real	(5,683)	10/04/2010	(3,112)	27
Canadian Dollar	4,100	08/03/2010	3,911	(61)
Canadian Dollar	(11,647)	08/03/2010	(11,470)	531
Canadian Dollar	11,647	08/03/2010	11,115	(175)
Canadian Dollar	(19,608)	08/03/2010	(19,310)	893
Euro	4,100	07/20/2010	5,014	w
Euro	(4,100)	07/20/2010	(5,535)	520
Euro	(4,500)	10/21/2010	(5,511)	5
Euro	4,500	10/21/2010	5,558	(52)
Japanese Yen	301,604	09/08/2010	3,300	115
Japanese Yen	(675,566)	09/30/2010	(7,459)	(194)
Japanese Yen	(1,082,386)	09/30/2010	(11,937)	(325)
Japanese Yen	510,999	09/30/2010	5,781	8
Malaysian Ringgit	5,498	09/29/2010	1,700	(9)
Malaysian Ringgit	5,511	09/29/2010	1,700	(5)
New Zealand Dollar	(6,650)	09/13/2010	(4,454)	(82)
Norwegian Krone	22,670	09/08/2010	3,440	31
Norwegian Krone	27,150	10/15/2010	4,124	26
Norwegian Krone	(27,150)	10/15/2010	(4,039)	(111)
Peruvian Sol	2,732	04/11/2011	956	w
Polish Zloty	13,761	07/30/2010	4,212	(163)
Polish Zloty	(13,761)	07/30/2010	(4,781)	732
Polish Zloty	(1,449)	08/18/2010	(448)	23
The notes to the financial statements are an integral part of this report

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Federated Market Opportunity VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

			Amount in U.S.	Net Unrealized
			Dollars Bought	Appreciation
Currency	Bought (Sold)	Settlement Date	(Sold)	(Depreciation)
Pound Sterling	(5,500)	07/20/2010	$(8,463)	$245
Pound Sterling	(2,420)	07/20/2010	(3,721)	105
Pound Sterling	3,800	07/20/2010	5,560	117
Pound Sterling	3,900	10/08/2010	5,572	254
Pound Sterling	(3,900)	10/08/2010	(5,705)	(122)
Republic of Korea Won	1,285,199	03/23/2011	1,120	(58)
Republic of Korea Won	(1,285,200)	03/23/2011	(1,043)	(19)
Singapore Dollar	4,661	09/08/2010	3,300	32
South African Rand	(36,336)	07/14/2010	(4,845)	122
South African Rand	(13,099)	09/29/2010	(1,700)	19
South African Rand	(13,175)	09/29/2010	(1,700)	10
Swedish Krona	(33,200)	10/21/2010	(4,137)	(120)
Swedish Krona	33,200	10/21/2010	4,183	75
Swiss Franc	(203)	07/28/2010	(183)	(6)
Swiss Franc	1,700	09/08/2010	1,531	48
Swiss Franc	3,824	09/08/2010	3,300	252
Swiss Franc	4,800	10/08/2010	4,183	279
Swiss Franc	(4,800)	10/08/2010	(4,145)	(317)
Turkish Lira	(5,400)	10/15/2010	(3,284)	(71)

				$2,067

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

				Unrealized
				Appreciation
Bought/Sold	Currency	Amount	Settlement Date	(Depreciation)
Buy	Australian Dollar	2,000	08/25/2010	$(66)
Sell	Singapore Dollar	(2,408)	08/25/2010	17
Buy	Canadian Dollar	3,375	09/21/2010	(26)
Sell	Norwegian Krone	(21,600)	09/21/2010	(110)
Buy	Euro	2,700	10/15/2010	(15)
Sell	Turkish Lira	(5,353)	10/15/2010	(7)
Buy	Euro	4,331	10/13/2010	(23)
Sell	Mexican Peso	(69,637)	10/13/2010	(3)
Buy	Euro	4,488	10/13/2010	(44)
Sell	Japanese Yen	(493,000)	10/13/2010	(51)
Buy	Japanese Yen	122,775	10/15/2010	29
Sell	Turkish Lira	(2,200)	10/15/2010	(4)
Buy	Japanese Yen	369,000	10/13/2010	167
Sell	Pound Sterling	(2,790)	10/13/2010	(154)
Buy	Japanese Yen	504,768	10/08/2010	228
Sell	Swiss Franc	(6,400)	10/08/2010	(458)
Buy	Japanese Yen	499,984	10/29/2010	215
Sell	New Zealand Dollar	(8,300)	10/29/2010	(186)
Buy	Japanese Yen	299,862	10/15/2010	136
Sell	Turkish Lira	(5,400)	10/15/2010	(93)
Buy	Japanese Yen	409,197	11/02/2010	98
Sell	Australian Dollar	(5,300)	11/02/2010	146
Buy	Japanese Yen	493,000	10/13/2010	186
Sell	Euro	(4,413)	10/13/2010	1
Buy	Mexican Peso	53,386	08/18/2010	(42)
Sell	Singapore Dollar	(5,800)	08/18/2010	3
Buy	Mexican Peso	50,795	08/06/2010	(11)
Sell	Pound Sterling	(2,700)	08/06/2010	(110)
Buy	New Zealand Dollar	5,038	10/01/2010	100
Sell	Swedish Krona	(26,800)	10/01/2010	(106)
The notes to the financial statements are an integral part of this report

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Federated Market Opportunity VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)
FORWARD FOREIGN CROSS CURRENCY CONTRACTS (continued):

				Unrealized
				Appreciation
Bought/Sold	Currency	Amount	Settlement Date	(Depreciation)

Buy	Norwegian Krone	21,600	09/24/2010	$(170)
Sell	Mexican Peso	(43,980)	09/24/2010	106
Buy	Norwegian Krone	21,600	09/21/2010	(170)
Sell	New Zealand Dollar	(4,906)	09/21/2010	132
Buy	Norwegian Krone	21,800	10/15/2010	(22)
Sell	Turkish Lira	(5,415)	10/15/2010	(10)
Buy	Norwegian Krone	21,600	09/21/2010	(170)
Sell	Canadian Dollar	(3,563)	09/21/2010	130
Buy	Polish Zloty	13,575	08/18/2010	(137)
Sell	Singapore Dollar	(5,800)	08/18/2010	(20)
Buy	Pound Sterling	2,700	08/06/2010	(70)
Sell	Mexican Peso	(50,807)	08/06/2010	190
Buy	Pound Sterling	2,903	10/13/2010	185
Sell	Japanese Yen	(369,000)	10/13/2010	(29)
Buy	Pound Sterling	2,200	12/01/2010	(26)
Sell	South African Rand	(26,122)	12/01/2010	(6)
Buy	Singapore Dollar	4,700	10/01/2010	(17)
Sell	South African Rand	(26,278)	10/01/2010	7
Buy	Singapore Dollar	4,639	10/15/2010	29
Sell	Turkish Lira	(5,400)	10/15/2010	(67)
Buy	Singapore Dollar	5,800	08/18/2010	(15)
Sell	Polish Zloty	(12,126)	08/18/2010	598
Buy	Singapore Dollar	1,877	09/07/2010	11
Sell	New Zealand Dollar	(2,000)	09/07/2010	(34)
Buy	Singapore Dollar	5,750	10/01/2010	(23)
Sell	Canadian Dollar	(4,293)	10/01/2010	103
Buy	Singapore Dollar	5,800	08/18/2010	(10)
Sell	Mexican Peso	(51,826)	08/18/2010	169
Buy	Singapore Dollar	5,139	08/25/2010	(67)
Sell	Australian Dollar	(4,100)	08/25/2010	312
Buy	Singapore Dollar	4,568	07/28/2010	(5)
Sell	Swiss Franc	(3,462)	07/28/2010	57
Buy	Singapore Dollar	4,940	09/07/2010	(52)
Sell	New Zealand Dollar	(5,000)	09/07/2010	172
Buy	Singapore Dollar	4,794	08/25/2010	45
Sell	Australian Dollar	(4,200)	08/25/2010	(130)
Buy	Swedish Krona	32,200	10/01/2010	(7)
Sell	South African Rand	(32,345)	10/01/2010	(12)
Buy	Swedish Krona	26,800	10/01/2010	(30)
Sell	New Zealand Dollar	(4,965)	10/01/2010	86
Buy	Swedish Krona	26,800	09/24/2010	(30)
Sell	Mexican Peso	(44,284)	09/24/2010	74
Buy	Swedish Krona	26,800	10/01/2010	(30)
Sell	Turkish Lira	(5,494)	10/01/2010	46
Buy	Swiss Franc	6,211	10/01/2010	266
Sell	Canadian Dollar	(5,700)	10/01/2010	157
Buy	Swiss Franc	3,800	10/15/2010	257
Sell	Turkish Lira	(5,400)	10/15/2010	(79)
Buy	Swiss Franc	3,616	12/01/2010	32
Sell	New Zealand Dollar	(4,900)	12/01/2010	16
Buy	Swiss Franc	3,784	11/02/2010	115
Sell	Australian Dollar	(4,000)	11/02/2010	88
Buy	Swiss Franc	3,664	07/28/2010	93
Sell	Singapore Dollar	(4,568)	07/28/2010	43
Buy	Swiss Franc	4,800	10/13/2010	330
Sell	Mexican Peso	(54,190)	10/13/2010	(10)
Buy	Swiss Franc	6,400	10/08/2010	402
Sell	Japanese Yen	(496,454)	10/08/2010	(77)
Buy	Turkish Lira	5,400	10/15/2010	(52)
Sell	Swiss Franc	(3,622)	10/15/2010	40

				$2,531

The notes to the financial statements are an integral part of this report

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Federated Market Opportunity VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value
U.S. Government Obligation	11.1%	$29,584
Derivative	9.9	26,418
Capital Markets	7.8	20,892
Biotechnology	6.0	16,123
Pharmaceuticals	4.0	10,658
Energy Equipment & Services	3.6	9,807
Foreign Government Obligation	2.6	7,064
Wireless Telecommunication Services	2.3	6,158
Health Care Equipment & Supplies	1.5	4,183
Chemicals	1.2	3,173
Commercial Banks	1.1	2,933
Leisure Equipment & Products	1.0	2,671
Metals & Mining	1.0	2,625
Diversified Telecommunication Services	1.0	2,540
Electric Utilities	0.9	2,278
Commercial Services & Supplies	0.8	2,131
Software	0.8	2,025
Oil, Gas & Consumable Fuels	0.6	1,664
Diversified Financial Services	0.4	1,110
Diversified Consumer Services	0.2	493

Investment Securities, at Value	57.8	154,530
Short-Term Investments	42.2	112,443

Total Investments	100.0%	$266,973

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 06/30/2010.

Λ	All or a portion of this security is on loan. The value of all securities on loan is $662.

‡	Non-income producing security.

ұ	A bond that can be converted to cash, debt or equity at the discretion of the issuer at a set date. The bond contains an embedded derivative that allows the issuer to put the bond to bondholders at a set date prior to the bond’s maturity for existing debt or shares of an underlying company. The underlying company need not be related in any way to the issuer’s business.

§	Illiquid. This security had a market value of $604, or less than 0.21% of the fund’s net assets.

Џ	In default.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $604, or 0.21% of the fund’s net assets.

♦	Amount rounds to less than $1 or ($1).

▲	Rate shown reflects the yield at 06/30/2010.

#	Aggregate cost for federal income tax purposes is $266,202. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $11,335 and $10,564, respectively. Net unrealized appreciation for tax purposes is $771.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2010, these securities aggregated $1,176, or 0.41%, of the fund’s net assets.

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

HUF	Hungarian Forint

MSCI	Morgan Stanley Capital International

OJSC	Open Joint Stock Company

PLN	Polish Zloty

QQQ	PowerShares Exchange Traded Fund

RUB	Russian Ruble

S&P	Standard & Poor

SPDR	Standard & Poor’s Depositary Receipt

TRY	Turkish New Lira

The notes to the financial statements are an integral part of this report

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Federated Market Opportunity VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total

Equities — Consumer Discretionary	$493	$2,671	$—	$3,164
Equities — Energy	9,807	1,664	—	11,471
Equities — Financials	—	2,361	—	2,361
Equities — Health Care	20,056	10,910	—	30,966
Equities — Industrials	—	2,131	—	2,131
Equities — Information Technology	2,025	—	—	2,025
Equities — Materials	5,797	—	—	5,797
Equities — Purchased Options	26,418	—	—	26,418
Equities — Telecommunication Services	4,381	4,316	—	8,697
Equities — Utilities	2,278	—	—	2,278
Fixed Income — Financials	—	2,286	—	2,286
Fixed Income — Foreign Government Obligation	—	7,064	—	7,064
Fixed Income — U.S. Government Obligation	—	29,584	—	29,584
Investment Companies	20,288	—	—	20,288
Cash & Cash Equivalent — Repurchase Agreement	—	111,761	—	111,761
Cash & Cash Equivalent — Securities Lending Collateral	682	—	—	682

Total	$92,225	$174,748	$—	$266,973

Other Financial Instruments*	Level 1	Level 2	Level 3	Total

Forward Foreign Currency Contracts — Appreciation	$—	$10,493	$—	$10,493
Forward Foreign Currency Contracts — Depreciation	—	(5,895)	—	(5,895)

Total	$—	$4,598	$—	$4,598

*	Other financial instruments are derivative instruments including, but not limited to, Futures Contracts, Forward Foreign Currency Contracts, and Swap Contracts that are valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Federated Market Opportunity VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $154,441) (including securities loaned of $662)	$155,212
Repurchase agreement, at value (cost: $111,761)	111,761
Foreign currency (cost: $344)	342
Receivables:
Investment securities sold	12,958
Shares sold	2
Interest	693
Securities lending income (net)	1
Dividends	198
Dividend reclaims	3
Unrealized appreciation on forward foreign currency contracts	10,493

291,663

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	974
Shares redeemed	341
Management and advisory fees	185
Distribution and service fees	3
Trustees fees	1
Transfer agent fees	1
Administration fees	5
Printing and shareholder reports fees	43
Audit and tax fees	8
Other	7
Collateral for securities on loan	682
Unrealized depreciation on forward foreign currency contracts	5,895

8,145

Net assets	$283,518

Net assets consist of:
Capital stock ($.01 par value)	$226
Additional paid-in capital	332,269
Undistributed net investment income	12,864
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	(67,190)
Net unrealized appreciation (depreciation) on:
Investment securities	771
Translation of assets and liabilities denominated in foreign currencies	4,578

Net assets	$283,518

Net assets by class:
Initial Class	$271,301
Service Class	12,217
Shares outstanding:
Initial Class	21,675
Service Class	932
Net asset value and offering price per share:
Initial Class	$12.52
Service Class	13.11
STATEMENT OF OPERATIONS
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income ( including withholding taxes on foreign dividends of $134)	$1,385
Interest income (including withholding taxes on
foreign interest of $(29))	1,604
Securities lending income (net)	61

	3,050

Expenses:
Management and advisory	1,059
Printing and shareholder reports	40
Custody	46
Administration	28
Legal	6
Audit and tax	11
Trustees	6
Transfer agent	2
Registration	—	(a)
Distribution and service:
Service Class	16
Other	2

Total expenses	1,216

Net investment income	1,834

Net realized gain (loss) on transactions from:
Investment securities	918
Foreign currency transactions	166

	1,084

Net increase in unrealized appreciation (depreciation) on:
Investment securities	(221)
Translation of assets and liabilities denominated in foreign currencies	5,398

Change in unrealized appreciation (depreciation)	5,177

Net realized and unrealized gain	6,261

Net increase in net assets resulting from operations	$8,095

(a)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Federated Market Opportunity VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2010	December 31,
	(unaudited)	2009
From operations:
Net investment income	$1,834	$1,436
Net realized gain (loss) from investment securities and foreign currency transactions	1,084	(32,498)
Change in net unrealized appreciation (depreciation) on investment securities and foreign currency translation	5,177	43,004

Net increase in net assets resulting from operations	8,095	11,942

Distributions to shareholders:
From net investment income:
Initial Class	—	(9,584)
Service Class	—	(362)

	—	(9,946)

From net realized gains:
Initial Class	—	(29,070)

Service Class	—	(1,275)

	—	(30,345)

Total distributions to shareholders	—	(40,291)

Capital share transactions:
Proceeds from shares sold:
Initial Class	3,650	32,533
Service Class	1,149	5,760

	4,799	38,293

Dividends and distributions reinvested:
Initial Class	—	38,654

Service Class	—	1,637

	—	40,291

Cost of shares redeemed:
Initial Class	(26,082)	(56,555)
Service Class	(2,863)	(6,560)

	(28,945)	(63,115)

Net increase (decrease) in net assets from capital shares transactions	(24,146)	15,469

Net decrease in net assets	(16,051)	(12,880)

Net assets:
Beginning of period/year	299,569	312,449

End of period/year	$283,518	$299,569

Undistributed net investment income	$12,864	$11,030

Share activity:
Shares issued:
Initial Class	301	2,372
Service Class	91	412

	392	2,784

Shares issued-reinvested from distributions:
Initial Class	—	3,153
Service Class	—	127

	—	3,280

Shares redeemed:
Initial Class	(2,155)	(4,325)
Service Class	(225)	(480)

	(2,380)	(4,805)

Net increase (decrease) in shares outstanding:
Initial Class	(1,854)	1,200
Service Class	(134)	59

	(1,988)	1,259

The notes to the financial statements are an integral part of this report

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Federated Market Opportunity VP
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2010)
For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$12.15		$13.37	$14.66	$15.40	$16.52	$17.59
Investment operations
Net investment income(a)	0.08		0.06	0.24	0.41	0.48	0.30
Net realized and unrealized gain (loss)	0.29		0.52	(0.85)	(0.50)	— (b)	0.52

Total operations	0.37		0.58	(0.61)	(0.09)	0.48	0.82

Distributions
From net investment income	—		(0.45)	(0.68)	(0.58)	(0.28)	(0.40)
From net realized gains	—		(1.35)	—	(0.07)	(1.32)	(1.49)

Total distributions	—		(1.80)	(0.68)	(0.65)	(1.60)	(1.89)

Net asset value
End of period/year	$12.52		$12.15	$13.37	$14.66	$15.40	$16.52

Total return(c)	3.05	%(d)	4.20%	(4.53%)	(0.48%)	2.76%	4.96%
Net assets end of period/year (000’s)	$271,301		$285,979	$298,449	$401,656	$518,866	$577,785
Ratio and supplemental data
Expenses to average net assets	0.85	%(e)	0.84%	0.81%	0.82%	0.81%	0.83%
Net investment income, to average net assets	1.30	%(e)	0.47%	1.64%	2.72%	2.94%	1.76%
Portfolio turnover rate	83	%(d)	183%	290%	56%	91%	55%
For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$12.74		$13.91	$15.20	$15.94	$17.05	$18.12
Investment operations
Net investment income(a)	0.08		0.05	0.21	0.38	0.45	0.27
Net realized and unrealized gain (loss)	0.29		0.52	(0.87)	(0.52)	0.01	0.54

Total operations	0.37		0.57	(0.66)	(0.14)	0.46	0.81

Distributions
From net investment income	—		(0.39)	(0.63)	(0.53)	(0.25)	(0.39)
From net realized gains	—		(1.35)	—	(0.07)	(1.32)	(1.49)

Total distributions	—		(1.74)	(0.63)	(0.60)	(1.57)	(1.88)

Net asset value
End of period/year	$13.11		$12.74	$13.91	$15.20	$15.94	$17.05

Total return(c)	2.90	%(d)	3.95%	(4.65%)	(0.70%)	2.47%	4.72%
Net assets end of period/year (000’s)	$12,217		$13,590	$14,000	$25,139	$32,406	$32,851
Ratio and supplemental data
Expenses to average net assets	1.10	%(e)	1.09%	1.06%	1.07%	1.06%	1.08%
Net investment income, to average net assets	1.28	%(e)	0.31%	1.38%	2.48%	2.67%	1.54%
Portfolio turnover rate	83	%(d)	183%	290%	56%	91%	55%

(a)	Calculated based on average number of shares outstanding.

(b)	Rounds to less than ($0.01) or $0.01.

(c)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	Not annualized.

(e)	Annualized.

The notes to the financial statements are an integral part of this report

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Federated Market Opportunity VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Federated Market Opportunity VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities are translated at the exchange rates in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Forward foreign currency contracts: The Fund is subject to foreign currency exchange rate risk exposure in the normal course of pursuing its investment objectives. The Fund enters into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.
Open forward foreign currency contracts at June 30, 2010 are listed in the Schedule of Investments.
Option contracts: The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund enters into option contracts to manage exposure to various market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts; the possibility of an illiquid market and an inability of the counterparty to meet the contract terms. The Fund writes call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. When the Fund writes a covered call or put option/swaption, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. Premiums received from writing options/swaptions which expire are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. Options are marked-to-market daily to reflect the current value of the option/swaption written.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Federated Market Opportunity VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Restricted and illiquid securities: Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.
The restricted and illiquid securities at June 30, 2010 are listed in the Schedule of Investments.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2010 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
Commissions recaptured during the period ended June 30, 2010 of $47 are included in net realized gain (loss) in the Statement of Operations.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at the amount of distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Federated Market Opportunity VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying portfolios and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.
Foreign securities in which their primary trading market closes at the same time or after the NYSE are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (“ADR”), financial futures, Exchange Traded Funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Option contracts and derivative instruments are carried at unrealized appreciation/ depreciation, including forward contracts, swap contracts, and future contracts. These are generally categorized as a Level 2 in the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled by taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case for interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Fund using pricing models fall into this category and generally are categorized in Level 2 of the fair value hierarchy.
Investment company securities: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. ETF’s are stated at the last reported sale price or closing price

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Federated Market Opportunity VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2010, is disclosed at the end of the Fund’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, and ML Life Insurance Company of New York.
TAM is the Fund’s investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI.
The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2010:

	Market	% of Net
	Value	Assets
Transamerica Asset Allocation-Conservative VP	$26,003	9.17%
Transamerica Asset Allocation-Growth VP	3,880	1.37
Transamerica Asset Allocation-Moderate VP	38,860	13.71
Transamerica Asset Allocation-Moderate Growth VP	36,449	12.86

Total	$105,192	37.11%

Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $500 million	0.75%
Over $500 million up to $750 million	0.675%
Over $750 million	0.65%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
1.00% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Federated Market Opportunity VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
During the period ended June 30, 2010, there were no amounts reimbursed/waived or recaptured by the adviser. There no amounts available for recapture at June, 30, 2010.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2011. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2010 were as follows:

Purchases of securities:
Long-term	$139,483
U.S. Government	23,955
Proceeds from maturities and sales of securities:
Long-term	248,475
U.S. Government	13,797
NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS
The volume of purchased options held at period end is indicative of the volume held throughout the period. The volume of forward foreign currency contracts held throughout the period increased from 41 contracts at the beginning of the period to 144 contracts at the end of the period.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Federated Market Opportunity VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 5. (continued)
Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2010
Derivatives not accounted for as hedging instruments

	Foreign exchange
Location	contracts	Equity Contracts	Total

Asset Derivatives
Purchased options at value	$—	$26,418	$26,418
Unrealized appreciation on forward foreign currency contracts	10,493	—	10,493
Liability Derivatives
Unrealized depreciation on forward foreign currency contracts	(5,895)	—	(5,895)
Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010
Derivatives not accounted for as hedging instruments

	Foreign exchange	Equity
Location	contracts	Contracts	Total

Realized Gain/(Loss) on derivative transactions
Net realized (loss) on purchased options	$—	$(13,883)	$(13,883)
Net realized gain on foreign currency transactions	422	—	422
Change in Unrealized Appreciation/(Depreciation) on derivative transactions
Net increase in unrealized appreciation on purchased options	—	14,001	14,001
Net increase in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	5,418	—	5,418
For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.
NOTE 6. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax positions taken for all open tax years (2007 — 2009), or expected to be taken in the Fund’s 2010 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements.The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.
NOTE 7. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Federated Market Opportunity VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Federated Market Opportunity VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Federated Equity Management Co. of Pennsylvania (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also contemplated the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Portfolio’s performance was below the median for its peer universe for the past 1-, and 5-year periods, in line with the median for the past 3-year period and above the median for the past 10-year period.. The Trustees discussed the reasons for the underperformance with TAM, and agreed that they would continue to monitor the performance of the Portfolio. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the total expenses of the Portfolio were above the median for its peer group and below the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Focus VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (a)	Value	During Period (a)	Expense Ratio

Transamerica Focus VP
Initial Class	$1,000.00	$920.30	$4.29	$1,020.33	$4.51	0.90%
Service Class	1,000.00	919.10	5.47	1,019.09	5.76	1.15

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets
Common Stocks	95.7%
Securities Lending Collateral	25.5
Repurchase Agreement	4.3
Other Assets and Liabilities — Net	(25.5)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Focus VP
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 95.7%
Air Freight & Logistics - 3.7%
CH Robinson Worldwide, Inc. Λ	91,255	$5,079
Biotechnology - 4.5%
Alexion Pharmaceuticals, Inc. ‡Λ	93,071	4,764
Human Genome Sciences, Inc. ‡Λ	63,498	1,439
Capital Markets - 0.0%∞
Teton Advisors, Inc. — Class B ‡ Ə Λ	195	2
Commercial Banks - 4.9%
PrivateBancorp, Inc. — Class A Λ	315,865	3,500
SunTrust Banks, Inc. Λ	142,627	3,323
Communications Equipment - 6.8%
QUALCOMM, Inc.	289,913	9,521
Computers & Peripherals - 8.6%
Apple, Inc. ‡	47,506	11,950
Diversified Consumer Services - 6.0%
K12, Inc. ‡Λ	182,720	4,053
Strayer Education, Inc. Λ	20,479	4,257
Diversified Financial Services - 4.9%
Bank of America Corp.	472,185	6,785
Health Care Equipment & Supplies - 3.7%
Covidien PLC	129,300	5,195
Hotels, Restaurants & Leisure - 9.9%
Marriott International, Inc. — Class A Λ	308,039	9,223
Peet’s Coffee & Tea, Inc. ‡Λ	117,204	4,603
Internet & Catalog Retail - 8.0%
Amazon.com, Inc. ‡Λ	67,344	7,358
priceline.com, Inc. ‡Λ	21,197	3,742
Internet Software & Services - 8.3%
Google, Inc. — Class A ‡	17,900	7,964
QuinStreet, Inc. ‡Λ	161,390	1,858
Rackspace Hosting, Inc. ‡Λ	91,000	1,669
Machinery - 4.9%
Kennametal, Inc. Λ	96,980	2,466
PACCAR, Inc. Λ	109,900	4,382
Media - 2.1%
Imax Corp. ‡Λ	197,255	2,880
Professional Services - 5.4%
Robert Half International, Inc. Λ	323,548	7,620
Road & Rail - 3.4%
Kansas City Southern ‡	60,095	2,184
Landstar System, Inc. Λ	63,625	2,481
Software - 7.4%
Citrix Systems, Inc. ‡Λ	89,990	3,800
Rosetta Stone, Inc. ‡Λ	100,120	2,299
Rovi Corp. ‡Λ	111,900	4,242
Textiles, Apparel & Luxury Goods - 3.2%
Nike, Inc. — Class B Λ	66,150	4,468

Total Common Stocks (cost $140,358)		133,107

SECURITIES LENDING COLLATERAL - 25.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.25% ▲	35,405,021	35,405
Total Securities Lending Collateral (cost $35,405)

	Principal	Value

REPURCHASE AGREEMENT - 4.3%
State Street Bank & Trust Co. 0.00% ▲, dated 06/30/2010, to be repurchased at $5,980 on 07/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $6,101.	$5,980	5,980
Total Repurchase Agreement (cost $5,980)

Total Investment Securities (cost $181,743) #		174,492
Other Assets and Liabilities — Net		(35,455)

Net Assets		$139,037

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Focus VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $34,528.

‡	Non-income producing security.

∞	Percentage rounds to less than 0.1%.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $2, or less than 0.00% of the fund’s net assets.

♦	Amount rounds to less than $1.

▲	Rate shown reflects the yield at 06/30/2010.

#	Aggregate cost for federal income tax purposes is $181,743. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $6,307 and $13,558, respectively. Net unrealized depreciation for tax purposes is $7,251.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$40,584	$–	$–	$40,584
Equities — Financials	13,608	–	2	13,610
Equities — Health Care	11,398	–	–	11,398
Equities — Industrials	24,212	–	–	24,212
Equities — Information Technology	43,303	–	–	43,303
Cash & Cash Equivalent — Securities Lending Collateral	35,405	–	–	35,405
Cash & Cash Equivalent — Repurchase Agreement	–	5,980	–	5,980

Total	$168,510	$5,980	$2	$174,492

Level 3 Rollforward

	Beginning					Net Transfers	Ending
	Balance at	Net	Accrued	Total Realized	Total Unrealized	In/(Out) of	Balance at
Securities	12/31/2009	Purchases/(Sales)	Discounts/(Premiums)	Gain/(Loss)	Appreciation/(Depreciation)	Level 3	6/30/2010
Equities - Financials	$ ♦	$—	$—	$—	$2	$—	$2

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Focus VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $175,763) (including securities loaned of $34,528)	$168,512
Repurchase agreement, at value (cost: $5,980)	5,980
Receivables:
Shares sold	1
Securities lending income (net)	18
Dividends	42
Dividend reclaims	35
Other	22

174,610

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	39
Management and advisory fees	108
Distribution and service fees	1
Administration fees	3
Audit and tax fees	9
Other	8
Collateral for securities on loan	35,405

35,573

Net assets	$139,037

Net assets consist of:
Capital stock ($.01 par value)	$163
Additional paid-in capital	153,828
Undistributed net investment income	1,366
Undistributed (accumulated) net realized gain (loss) from investment securities	(9,069)
Net unrealized appreciation (depreciation) on:
Investment securities	(7,251)

Net assets	$139,037

Net assets by class:
Initial Class	$134,253
Service Class	4,784
Shares outstanding:
Initial Class	15,720
Service Class	561
Net asset value and offering price per share:
Initial Class	$8.54
Service Class	8.52
STATEMENT OF OPERATIONS
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income	$635
Interest income	1
Securities lending income (net)	72

708

Expenses:
Management and advisory	631
Printing and shareholder reports	33
Custody	12
Administration	16
Legal	4
Audit and tax	8
Trustees	3
Transfer agent	1
Registration	— (a)
Distribution and service:
Service Class	6
Other	1

Total expenses	715

Net investment loss	(7)

Net realized gain (loss) on transactions from:
Investment securities	(1,399)

Net decrease in unrealized appreciation (depreciation) on:
Investment securities	(10,442)

Net realized and unrealized loss	(11,841)

Net decrease in net assets resulting from operations	$(11,848)

(a)	Rounds to less than $1.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Focus VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2010	December 31,
	(unaudited)	2009
From operations:
Net investment income (loss)	$(7)	$1,375
Net realized gain (loss) from investment securities	(1,399)	(729)
Change in net unrealized appreciation (depreciation) on investment securities	(10,442)	35,690

Net increase (decrease) in net assets resulting from operations	(11,848)	36,336

Distributions to shareholders:
From net investment income:
Initial Class	—	(3,637)
Service Class	—	(89)

Total distributions to shareholders	—	(3,726)

Capital share transactions:
Proceeds from shares sold:
Initial Class	2,826	3,863
Service Class	1,007	1,572

	3,833	5,435

Dividends and distributions reinvested:
Initial Class	—	3,637
Service Class	—	89

	—	3,726

Cost of shares redeemed:
Initial Class	(13,860)	(28,572)
Service Class	(1,080)	(1,351)

	(14,940)	(29,923)

Net decrease in net assets from capital shares transactions	(11,107)	(20,762)

Net increase (decrease) in net assets	(22,955)	11,848

Net assets:
Beginning of period/year	161,992	150,144

End of period/year	$139,037	$161,992

Undistributed net investment income	$1,366	$1,373

Share activity:
Shares issued:
Initial Class	299	482
Service Class	105	187

	404	669

Shares issued-reinvested from distributions:
Initial Class	—	418
Service Class	—	10

	—	428

Shares redeemed:
Initial Class	(1,466)	(3,679)
Service Class	(116)	(174)

	(1,582)	(3,853)

Net increase (decrease) in shares outstanding:
Initial Class	(1,167)	(2,779)
Service Class	(11)	23

	(1,178)	(2,756)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Focus VP
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2010)
For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$9.28		$7.43	$13.88	$14.73	$14.71	$14.22
Investment operations
Net investment income (loss)(a)	—	(b)	0.07	0.18	0.16	0.18	0.10
Net realized and unrealized gain (loss)	(0.74)		1.99	(4.67)	(0.01)	2.26	0.48

Total operations	(0.74)		2.06	(4.49)	0.15	2.44	0.58

Distributions
From net investment income	—		(0.21)	(0.21)	(0.20)	(0.16)	(0.09)
From net realized gains	—		—	(1.75)	(0.80)	(2.26)	—

Total distributions	—		(0.21)	(1.96)	(1.00)	(2.42)	(0.09)

Net asset value
End of period/year	$8.54		$9.28	$7.43	$13.88	$14.73	$14.71

Total return(c)	(7.97	%)(d)	27.91%	(36.36%)	1.04%	18.56%	4.08%
Net assets end of period/year (000’s)	$134,253		$156,691	$146,079	$297,425	$370,692	$379,373
Ratio and supplemental data
Expenses to average net assets	0.90	%(e)	0.90%	0.86%	0.87%	0.88%	0.86%
Net investment income, to average net assets	—	%(e),(f)	0.94%	1.62%	1.11%	1.22%	0.68%
Portfolio turnover rate	28	%(d)	131%	35%	15%	15%	33%
For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$9.27		$7.41	$13.83	$14.69	$14.68	$14.21
Investment operations
Net investment income (loss)(a)	(0.01)		0.05	0.15	0.13	0.15	0.06
Net realized and unrealized gain (loss)	(0.74)		1.98	(4.66)	(0.02)	2.25	0.48

Total operations	(0.75)		2.03	(4.51)	0.11	2.40	0.54

Distributions
From net investment income	—		(0.17)	(0.16)	(0.17)	(0.13)	(0.07)
From net realized gains	—		—	(1.75)	(0.80)	(2.26)	—

Total distributions	—		(0.17)	(1.91)	(0.97)	(2.39)	(0.07)

Net asset value
End of period/year	$8.52		$9.27	$7.41	$13.83	$14.69	$14.68

Total return(c)	(8.09	%)(d)	27.57%	(36.54%)	0.77%	18.29%	3.81%
Net assets end of period/year (000’s)	$4,784		$5,301	$4,065	$11,910	$12,810	$8,680
Ratio and supplemental data
Expenses to average net assets	1.15	%(e)	1.15%	1.11%	1.12%	1.13%	1.11%
Net investment income (loss), to average net assets	(0.26	%)(e)	0.66%	1.35%	0.86%	0.99%	0.44%
Portfolio turnover rate	28	%(d)	131%	35%	15%	15%	33%

(a)	Calculated based on average number of shares outstanding.

(b)	Rounds to less than ($0.01).

(c)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	Not annualized.

(e)	Annualized.

(f)	Rounds to less than (0.01%).
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Focus VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Focus VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2010 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
Commissions recaptured during the period ended June 30, 2010 of $1, are included in net realized gain (loss) in the Statement of Operations.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at the amount of distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Focus VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: The descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.
The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2010, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, are disclosed at the end of the Fund’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, and ML Life Insurance Company of New York.
TAM is the Fund’s investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Investment Management, LLC (“TIM”) is both an affiliate of the Fund and sub-adviser of the Fund.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Focus VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TIM, TFS and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TIM, TFS, and TCI.
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $500 million	.0.80%
Over $500 million	0.675%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
0.90% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2010, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture at June 30, 2010.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2011. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Focus VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2010 were as follows:

Purchases of securities:
Long-term	$41,235
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	49,097
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax positions taken for all open tax years (2007 — 2009), or expected to be taken in the Fund’s 2010 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Focus VP
INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL (unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Focus VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), to determine whether the agreement should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the compensation to be received by TAM under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decision on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decision:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered TAM’s investment approach for the Portfolio. The Board also contemplated the experience, capability and integrity of TAM’s senior management, the financial resources of TAM, and the professional qualifications of the portfolio management team of TAM. The Trustees determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Portfolio’s performance was in line with the median for its peer universe for the past 1- and 5-year periods, below the median for the past 3-year period, and above the median for the past 10-year period. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management fee for the Portfolio. The Trustees noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the total expenses of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, as applicable, and determined that the management fee to be received by TAM under the agreement is consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fee payable under the Investment Advisory Agreement reflects economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM offers breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM, in the future.
Benefits to TAM and its affiliates from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM and its affiliates from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the compensation to be received by TAM is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Foxhall Emerging Markets/Pacific Rim VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
	Beginning	Ending	Expenses Paid	Ending	Expenses Paid	Annualized
Fund Name	Account Value	Account Value	During Period (a)	Account Value	During Period (a)	Expense Ratio (c)

Transamerica Foxhall Emerging Markets/Pacific Rim VP
Initial Class	$1,000.00	$890.50	$4.69	$1,019.84	$5.01	1.00%
Service Class	1,000.00	890.30	5.86	1,018.60	6.26	1.25

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.

(c)	Expense ratios do not include expenses of the investment companies in which the fund invests.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

Asset Type	% of Net Assets

Capital Markets	79.7%
Emerging Market — Equity	10.0
Securities Lending Collateral	16.4
Repurchase Agreement	9.2
Other Assets and Liabilities — Net	(15.3)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Foxhall Emerging Markets/Pacific Rim VP
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 89.7%
Capital Markets - 79.7%
iShares Barclays 1-3 Year Treasury Bond Fund	84,690	$7,124
iShares Barclays Short Treasury Bond Fund	64,485	7,108
iShares MSCI EAFE Index Fund	70,510	3,279
iShares MSCI Emerging Markets Index Fund ^	86,220	3,218
SPDR Barclays Capital 1-3 Month T-Bill ETF	104,880	4,811
Emerging Market — Equity - 10.0%
Vanguard Emerging Markets ^	84,275	3,202

Total Investment Companies (cost $29,370)		28,742

SECURITIES LENDING COLLATERAL - 16.4%
Securities Lending Collateral - 16.4%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.25% ▲	5,250,857	5,251
Total Investment Companies (cost $5,251)

	Principal	Value

REPURCHASE AGREEMENT - 9.2%
State Street Bank & Trust Co. 0.00% ▲, dated 06/30/2010, to be repurchased at $2,946 on 07/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $3,005.	$2,946	2,946
Total Repurchase Agreement (cost $2,946)

Total Investment Securities (cost $37,567) #		36,939
Other Assets and Liabilities — Net		(4,894)

Net Assets		$32,045

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $5,135.

▲	Rate shown reflects the yield at 06/30/2010.

#	Aggregate cost for federal income tax purposes is $37,567. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $42 and $670, respectively. Net unrealized depreciation for tax purposes is $628.
DEFINITIONS:

EAFE	Europe Australia Far East
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
SPDR	Standard & Poor’s Depositary Receipt
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total

Investment Companies	$28,742	$—	$—	$28,742
Cash & Cash Equivalent — Securities Lending Collateral	5,251	—	—	5,251
Cash & Cash Equivalent — Repurchase Agreement	—	2,946	—	2,946
Total	$33,993	$2,946	$—	$36,939
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Foxhall Emerging Markets/Pacific Rim VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $34,621) (including securities loaned of $5,135)	$33,993
Repurchase agreement, at value (cost: $2,946)	2,946
Receivables:
Shares sold	427
Securities lending income	2

37,368

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	25
Management and advisory fees	24
Distribution and service fees	4
Printing and shareholder reports fees	8
Audit and tax fees	6
Other	5
Collateral for securities on loan	5,251

5,323

Net assets	$32,045

Net assets consist of:
Capital stock ($.01 par value)	$33
Additional paid-in capital	34,669
Undistributed net investment income	72
Undistributed (accumulated) net realized gain (loss) from investment securities	(2,101)
Net unrealized appreciation (depreciation) on:
Investment securities	(628)

Net assets	$32,045

Net assets by class:
Initial Class	$14,223
Service Class	17,822
Shares outstanding:
Initial Class	1,457
Service Class	1,830
Net asset value and offering price per share:
Initial Class	$9.76
Service Class	9.74
STATEMENT OF OPERATIONS
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income	$100
Interest income	— (a)
Securities lending income (net)	2

102

Expenses:
Management and advisory	115
Printing and shareholder reports	6
Custody	8
Administration	3
Legal	— (a)
Audit and tax	7
Trustees	— (a)
Transfer agent	— (a)
Distribution and service:
Service Class	15

Total expenses	154

Less waiver/reimbursement	(12)

Net expenses	142

Net investment loss	(40)

Net realized gain (loss) on transactions from:
Investment securities	(2,372)

Net decrease in unrealized appreciation (depreciation) on:
Investment securities	(999)

Net realized and unrealized loss	(3,371)

Net decrease in net assets resulting from operations	$(3,411)

(a)	Rounds to less than $1
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Foxhall Emerging Markets/Pacific Rim VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2010	December 31,
	(unaudited)	2009(a)
From operations:
Net investment income (loss)	$(40)	$112
Net realized gain (loss) from investment securities	(2,372)	271
Change in net unrealized appreciation (depreciation) on investment securities	(999)	371

Net increase (decrease) in net assets resulting from operations	(3,411)	754

Capital share transactions:
Proceeds from shares sold:
Initial Class	4,571	12,015
Service Class	17,675	4,318

	22,246	16,333

Cost of shares redeemed:
Initial Class	(827)	(590)
Service Class	(2,435)	(25)

	(3,262)	(615)

Net increase in net assets from capital shares transactions	18,984	15,718

Net increase in net assets	15,573	16,472

Net assets:
Beginning of period/year	16,472	—

End of period/year	$32,045	$16,472

Undistributed net investment income	$72	$112

Share activity:
Shares issued:
Initial Class	431	1,162
Service Class	1,667	401

	2,098	1,563

Shares redeemed:
Initial Class	(79)	(57)
Service Class	(236)	(2)

	(315)	(59)

Net increase (decrease) in shares outstanding:
Initial Class	352	1,105
Service Class	1,431	399

	1,783	1,504

(a)	Commenced operations on July 1, 2009.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Foxhall Emerging Markets/Pacific Rim VP
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2010)

	Initial Class				Service Class
	Period ended		Jul 1 to Dec		Period ended		Jul 1 to Dec
For a share outstanding throughout each period	June 30, 2010		31, 2009(a)		June 30, 2010		31, 2009(a)
Net asset value
Beginning of period/year	$10.96		$10.00		$10.94		$10.00
Investment operations
Net investment income (loss)(b),(c)	(0.02)		0.12		(0.02)		0.38
Net realized and unrealized gain (loss)	(1.18)		0.84		(1.18)		0.56

Total operations	(1.20)		0.96		(1.20)		0.94

Net asset value
End of period/year	$9.76		$10.96		$9.74		$10.94

Total return(d)	(10.95	)%(e)	9.60	%(e)	(10.97	)%(e)	9.40	%(e)

Net assets end of period/year (000’s)	$14,223		$12,102		$17,822		$4,370
Ratio and supplemental data
Expenses to average net assets(f)
After reimbursement/fee waiver	1.00	%(g)	1.00	%(g)	1.25	%(g)	1.25	%(g)
Before reimbursement/fee waiver	1.09	%(g)	1.87	%(g)	1.34	%(g)	2.12	%(g)
Net investment income (loss), to average net assets(c)	(0.32	)%(g)	2.29	%(g)	(0.32	)%(g)	7.03	%(g)
Portfolio turnover rate(h)	370	%(e)	207	%(e)	370	%(e)	207	%(e)

(a)	Commenced operations on July 1, 2009.

(b)	Calculated based on average number of shares outstanding.

(c)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests.

(d)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(e)	Not annualized.

(f)	Do not include expenses of the investment companies in which the fund invests.

(g)	Annualized.
(h)	Does not include the portfolio activity of the underlying funds.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Foxhall Emerging Markets/Pacific Rim VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Foxhall Emerging Markets/Pacific Rim VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2010 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2010.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from investment companies, if any, are recorded on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Foxhall Emerging Markets/Pacific Rim VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2010, is disclosed at the end of the Fund’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, and ML Life Insurance Company of New York.
Transamerica Asset Management, Inc. (“TAM”) is the Fund’s investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI.
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $500 million	0.90%
Over $500 million up to $1 billion	0.875%
Over $1 billion	0.85%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Foxhall Emerging Markets/Pacific Rim VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
1.00% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2010, the amount reimbursed/waived by the adviser was $12. The following amounts were available for recapture at June 30, 2010:

	Reimbursement of	Available for Recapture
	Expenses	Through
Fiscal Year 2009	$36	12/31/2012
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2011. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2010 were as follows:

Purchases of securities:
Long-term	$95,337
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	78,132
U.S. Government	—

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Foxhall Emerging Markets/Pacific Rim VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(unaudited)
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax positions taken for the open tax year (2009), or expected to be taken in the Fund’s 2010 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Foxhall Global Conservative VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (a)	Value	During Period (a)	Expense Ratio (c)
Transamerica Foxhall Global Conservative VP
Initial Class	$1,000.00	$937.60	$4.80	$1,019.84	$5.01	1.00%
Service Class	1,000.00	935.50	6.00	1,018.60	6.26	1.25

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.

(c)	Expense ratios do not include expenses of the investment companies in which the fund invests.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Investment Companies	92.2%
Securities Lending Collateral	18.6
Repurchase Agreement	7.5
Other Assets and Liabilities — Net	(18.3)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Foxhall Global Conservative VP
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 92.2%
Capital Markets - 92.2%
Claymore/Sabrient Insider ETF	17,940	$455
iShares Barclays 1 - 3 Year Treasury Bond Fund ∧	45,705	3,846
iShares Barclays Short Treasury Bond Fund	34,855	3,842
iShares Morningstar Small Core Index Fund	6,550	457
iShares MSCI EAFE Index Fund	3,030	141
iShares MSCI Emerging Markets Index Fund ∧	7,175	268
iShares S&P SmallCap 600/BARRA Growth Index Fund ∧	8,065	459
Market Vectors Hard Asset Producers ETF	2,035	57
PIMCO 1 - 3 Year U.S. Treasury Index Fund	14,805	751
PowerShares DB Gold Fund	1,790	79
PowerShares DB Silver Fund	2,365	78
PowerShares DB U.S. Dollar Index Bullish Fund	3,215	81
PowerShares High Yield Equity Dividend Achievers Portfolio	60,635	465
PowerShares VRDO Tax Free Weekly Portfolio	19,305	482
SPDR Barclays Capital 1 - 3 Month T-Bill ETF	83,760	3,842
WisdomTree MidCap Dividend Fund	10,855	457

Total Investment Companies (cost $15,916)		15,760

SECURITIES LENDING COLLATERAL - 18.6%
Securities Lending Collateral - 18.6%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.25% ▲	3,171,921	3,172

Total Investment Companies (cost $3,172)

	Principal	Value

REPURCHASE AGREEMENT - 7.5%
State Street Bank & Trust Co. 0.00% ▲, dated 06/30/2010, to be repurchased at $1,277 on 07/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $1,307.	$1,277	1,277

Total Repurchase Agreement (cost $1,277)
Total Investment Securities (cost $20,365) #		20,209
Other Assets and Liabilities — Net		(3,120)

Net Assets		$17,089

NOTES TO SCHEDULE OF INVESTMENTS:

∧	All or a portion of this security is on loan. The value of all securities on loan is $3,102.

▲	Rate shown reflects the yield at 06/30/2010.

#	Aggregate cost for federal income tax purposes is $20,365. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $24 and $180, respectively. Net unrealized depreciation for tax purposes is $156
DEFINITIONS:

ETF	Exchange-Traded Fund
EAFE	Europe Australia Far East
MSCI	Morgan Stanley Capital International
SPDR	Standard & Poor’s Depositary Receipt
VRDO	Variable Rate Demand Obligations
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$15,760	$—	$—	$15,760
Cash & Cash Equivalent — Securities Lending Collateral	3,172	—	—	3,172
Cash & Cash Equivalent — Repurchase Agreement	—	1,277	—	1,277

Total	$18,932	$1,277	$—	$20,209

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Foxhall Global Conservative VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $19,088)	$18,932
(including securities loaned of $3,102)
Repurchase agreement, at value (cost: $1,277)	1,277
Receivables:
Shares sold	71
Securities lending income (net)	2
Dividends	4

20,286

Liabilities:
Accounts payable and accrued liabilities:
Management and advisory fees	10
Distribution and service fees	3
Printing and shareholder reports fees	3
Audit and tax fees	6
Other	3
Collateral for securities on loan	3,172

3,197

Net assets	$17,089

Net assets consist of:
Capital stock ($.01 par value)	$18
Additional paid in capital	17,976
Undistributed net investment income	4
Undistributed (accumulated) net realized gain (loss) from investment securities	(753)
Net unrealized appreciation (depreciation) on:
Investment securities	(156)

Net assets	$17,089

Net assets by class:
Initial Class	$2,228
Service Class	14,861
Shares outstanding:
Initial Class	236
Service Class	1,575
Net asset value and offering price per share:
Initial Class	$9.46
Service Class	9.43
STATEMENT OF OPERATIONS
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income	$43
Interest income	— (a)
Securities lending income (net)	2

45

Expenses:
Management and advisory	47
Printing and shareholder reports	2
Custody	8
Administration	1
Legal	— (a)
Audit and tax	8
Trustees	— (a)
Transfer agent	— (a)
Distribution and service:
Service Class	10

Total expenses	76

Less waiver/reimbursement	(13)

Net expenses	63

Net investment loss	(18)

Net realized gain (loss) on transactions from:
Investment securities	(763)

Net decrease in unrealized appreciation (depreciation) on:
Investment securities	(121)

Net realized and unrealized loss	(884)

Net decrease in net assets resulting from operations	$(902)

(a)	Rounds to less than $1.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Foxhall Global Conservative VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2010	December 31,
	(unaudited)	2009(a)
From operations:
Net investment income (loss)	$(18)	$22
Net realized gain (loss) from investment securities	(763)	10
Change in net unrealized appreciation (depreciation) on investment securities	(121)	(35)

Net decrease in net assets resulting from operations	(902)	(3)

Capital share transactions:
Proceeds from shares sold:
Initial Class	842	2,054
Service Class	13,577	3,021

	14,419	5,075

Cost of shares redeemed:
Initial Class	(352)	(185)
Service Class	(927)	(36)

	(1,279)	(221)

Net increase in net assets from capital shares transactions	13,140	4,854

Net increase in net assets	12,238	4,851

Net assets:
Beginning of period/year	4,851	—

End of period/year	$17,089	$4,851

Undistributed net investment income	$4	$22

Share activity:
Shares issued:
Initial Class	85	204
Service Class	1,373	299

	1,458	503

Shares redeemed:
Initial Class	(35)	(18)
Service Class	(93)	(4)

	(128)	(22)

Net increase (decrease) in shares outstanding:
Initial Class	50	186
Service Class	1,280	295

	1,330	481

(a)	Commenced operations on July 1, 2009.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Foxhall Global Conservative VP
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2010)
For a share outstanding throughout each period

	Initial Class				Service Class
	Period ended		Jul 1 to Dec		Period ended		Jul 1 to Dec
	June 30, 2010		31, 2009(a)		June 30, 2010		31, 2009(a)
Net asset value
Beginning of period/year	$10.09		$10.00		$10.08		$10.00
Investment operations
Net investment income (loss)(b),(c)	(0.01)		0.09		(0.02)		0.17
Net realized and unrealized loss	(0.62)		—	(d)	(0.63)		(0.09)

Total operations	(0.63)		0.09		(0.65)		0.08

Net asset value
End of period/year	$9.46		$10.09		$9.43		$10.08

Total return(e)	(6.24	)%(f)	0.90	%(f)	(6.45	)%(f)	0.80	%(f)

Net assets end of period/year (000’s)	$2,228		$1,880		$14,861		$2,971
Ratio and supplemental data
Expenses to average net assets(g)
After reimbursement/fee waiver	1.00	%(h)	1.00	%(h)	1.25	%(h)	1.25	%(h)
Before reimbursement/fee waiver	1.25	%(h)	3.67	%(h)	1.50	%(h)	3.92	%(h)
Net investment income (loss), to average net assets(c)	(0.24	)%(h)	1.80	%(h)	(0.37	)%(h)	3.42	%(h)
Portfolio turnover rate(i)	344	%(f)	198	%(f)	344	%(f)	198	%(f)

(a)	Commenced operations on July 1, 2009.

(b)	Calculated based on average number of shares outstanding.

(c)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests.

(d)	Rounds to less than $(.01) per share.

(e)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(f)	Not annualized.

(g)	Do not include expenses of the investment companies in which the fund invests.

(h)	Annualized. (i) Does not include the portfolio activity of the underlying funds.
(i)	Does not include the portfolio activity of the underlying funds.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Foxhall Global Conservative VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Foxhall Global Conservative VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2010 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2010.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from investment companies, if any, are recorded on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Foxhall Global Conservative VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2010, is disclosed at the end of the Fund’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, and ML Life Insurance Company of New York.
Transamerica Asset Management, Inc. (“TAM”) is the Fund’s investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI.
At the commencement of operations, TAM, an affiliate of the Fund, invested in the Fund. As of June 30, 2010, TAM had remaining investments in the Fund as follows:

	Market	% of Fund’s
	Values	Net Assets
Initial Class	$237	1.39%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Foxhall Global Conservative VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $500 million	0.90%
Over $500 million up to $1 billion	0.875%
Over $1 billion	0.85%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
1.00% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2010, the amount reimbursed/waived by the adviser was $13. The following amounts were available for recapture at June 30, 2010:

	Reimbursement of	Available for Recapture
	Expenses	Through
Fiscal Year 2009:	$26	12/31/2012
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2011. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Foxhall Global Conservative VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30,2010 were as follows:

Purchases of securities:
Long-term	$40,832
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	28,412
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax positions taken for the open tax year (2009), or expected to be taken in the Fund’s 2010 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Foxhall Global Growth VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
	Beginning Account	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized Expense
Fund Name	Value	Value	During Period (a)	Value	During Period (a)	Ratio (c)

Transamerica Foxhall Global Growth VP
Initial Class	$1,000.00	$928.40	$4.78	$1,019.84	$5.01	1.00%
Service Class	1,000.00	927.30	5.97	1,018.60	6.26	1.25

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.

(c)	Expense ratios do not include expenses of the investment companies in which the fund invests.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets
|
Investment Companies	90.6%
Securities Lending Collateral	18.9
Repurchase Agreement	9.5
Other Assets and Liabilities — Net	(19.0)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Foxhall Global Growth VP
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
| |
INVESTMENT COMPANIES - 90.6%
Capital Markets - 90.6%
Claymore/Sabrient Insider ETF	145,695	$3,699
iShares Barclays 1-3 Year Treasury Bond Fund	45,780	3,852
iShares Barclays Short Treasury Bond Fund	32,790	3,614
iShares Morningstar Small Core Index Fund Λ	53,300	3,715
iShares MSCI EAFE Index Fund	8,475	394
iShares MSCI Emerging Markets Index Fund Λ	84,730	3,162
iShares S&P SmallCap 600/BARRA Growth Index Fund Λ	66,060	3,761
Market Vectors — Hard Asset Producers ETF	16,655	468
PowerShares DB Gold Fund Λ	15,350	680
PowerShares DB Silver Fund	20,450	675
PowerShares DB U.S. Dollar Index Bullish Fund	27,075	678
PowerShares High Yield Equity Dividend Achievers Portfolio	504,595	3,874
WisdomTree MidCap Dividend Fund	89,120	3,751

Total Investment Companies (cost $33,828)		32,323

SECURITIES LENDING COLLATERAL - 18.9%
Securities Lending Collateral - 18.9%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.25% ▲	6,749,780	6,750

Total Investment Companies (cost $6,750)

REPURCHASE AGREEMENT - 9.5%	Principal	Value

State Street Bank & Trust Co. 0.00% ▲, dated 06/30/2010, to be repurchased at $3,394 on 07/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $3,462.	$3,394	$3,394
Total Repurchase Agreement (cost $3,394)

Total Investment Securities (cost $43,972) #		42,467
Other Assets and Liabilities — Net		(6,787)

Net Assets		$35,680

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $6,596.

▲	Rate shown reflects the yield at 06/30/2010.

#	Aggregate cost for federal income tax purposes is $43,972. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $67 and $1,572, respectively. Net unrealized depreciation for tax purposes is $1,505.
DEFINITIONS:

ETF	Exchange-Traded Fund
EAFE	Europe Australia Far East
MSCI	Morgan Stanley Capital International
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$32,323	$—	$—	$32,323
Cash & Cash Equivalent — Securities Lending Collateral	6,750	—	—	6,750
Cash & Cash Equivalent — Repurchase Agreement	—	3,394	—	3,394
Total	$39,073	$3,394	$—	$42,467

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Foxhall Global Growth VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $40,578) (including securities loaned of $6,596)	$39,073
Repurchase agreement, at value (cost: $3,394)	3,394
Receivables:
Shares sold	45
Securities lending income (net)	3
Dividends	40

42,555

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	73
Management and advisory fees	27
Distribution and service fees	4
Administration fees	1
Printing and shareholder reports fees	9
Audit and tax fees	6
Other	5
Collateral for securities on loan	6,750

6,875

Net assets	$35,680

Net assets consist of:
Capital stock ($.01 par value)	$35
Additional paid-in capital	37,649
Undistributed net investment income	126
Undistributed (accumulated) net realized gain (loss) from investment securities	(625)
Net unrealized appreciation (depreciation) on:
Investment securities	(1,505)

Net assets	$35,680

Net assets by class:
Initial Class	$15,605
Service Class	20,075
Shares outstanding:
Initial Class	1,524
Service Class	1,965
Net asset value and offering price per share:
Initial Class	$10.24
Service Class	10.21
STATEMENT OF OPERATIONS
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income	$176
Interest income	— (a)
Securities lending income (net)	3

179

Expenses:
Management and advisory	125
Printing and shareholder reports	7
Custody	10
Administration	3
Legal	— (a)
Audit and tax	7
Trustees	— (a)
Transfer agent	— (a)
Distribution and service:
Service Class	16

Total expenses	168

Less waiver/reimbursement	(13)

Net expenses	155

Net investment income	24

Net realized gain (loss) on transactions from:
Investment securities	(890)

Net decrease in unrealized appreciation (depreciation) on:
Investment securities	(1,922)

Net realized and unrealized loss	(2,812)

Net decrease in net assets resulting from operations	$(2,788)

(a)	Rounds to less than $1.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Foxhall Global Growth VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2010 (unaudited)	December 31, 2009 (a)
From operations:
Net investment income	$24	$102
Net realized gain (loss) from investment securities	(890)	265
Change in net unrealized appreciation (depreciation) on investment securities	(1,922)	417

Net increase (decrease) in net assets resulting from operations	(2,788)	784

Capital share transactions:
Proceeds from shares sold:
Initial Class	5,057	12,181
Service Class	17,637	5,443

	22,694	17,624

Cost of shares redeemed:
Initial Class	(571)	(572)
Service Class	(1,486)	(5)

	(2,057)	(577)

Net increase in net assets from capital shares transactions	20,637	17,047

Net increase in net assets	17,849	17,831

Net assets:
Beginning of period/year	17,831	—

End of period/year	$35,680	$17,831

Undistributed net investment income	$126	$102

Share activity:
Shares issued:
Initial Class	458	1,172
Service Class	1,601	501

	2,059	1,673

Shares redeemed:
Initial Class	(51)	(55)
Service Class	(137)	— (b)

	(188)	(55)

Net increase (decrease) in shares outstanding:
Initial Class	407	1,117
Service Class	1,464	501

	1,871	1,618

(a)	Commenced operations on July 1, 2009.

(b)	Rounds to less than 1 share.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Foxhall Global Growth VP
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2010)
For a share outstanding throughout each period

	Initial Class				Service Class
	Period ended		Jul 1 to Dec		Period ended		Jul 1 to Dec
	June 30, 2010		31, 2009(a)		June 30, 2010		31, 2009(a)
Net asset value
Beginning of period/year	$11.03		$10.00		$11.01		$10.00
Investment operations
Net investment income(b),(c)	0.01		0.11		0.01		0.30
Net realized and unrealized gain (loss)	(0.80)		0.92		(0.81)		0.71

Total operations	(0.79)		1.03		(0.80)		1.01

Net asset value
End of period/year	$10.24		$11.03		$10.21		$11.01

Total return(d)	(7.16	)%(e)	10.30	%(e)	(7.27	)%(e)	10.10	%(e)

Net assets end of period/year (000’s)	$15,605		$12,318		$20,075		$5,513
Ratio and supplemental data
Expenses to average net assets(f)
After reimbursement/fee waiver	1.00	%(g)	1.00	%(g)	1.25	%(g)	1.25	%(g)
Before reimbursement/fee waiver	1.09	%(g)	1.87	%(g)	1.34	%(g)	2.12	%(g)
Net investment income, to average net assets(c)	0.23	%(g)	2.04	%(g)	0.12	%(g)	5.46	%(g)
Portfolio turnover rate(h)	4.35	%(e)	2.55	%(e)	4.35	%(e)	2.55	%(e)

(a)	Commenced operations on July 1, 2009.

(b)	Calculated based on average number of shares outstanding.

(c)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests.

(d)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(e)	Not annualized.

(f)	Do not include expenses of the investment companies in which the fund invests.

(g)	Annualized.

(h)	Does not include the portfolio activity of the underlying funds.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Foxhall Global Growth VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Foxhall Global Growth VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2010 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2010.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from investment companies, if any, are recorded on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report2010

Transamerica Foxhall Global Growth VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2010, is disclosed at the end of the Fund’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, and ML Life Insurance Company of New York.
Transamerica Asset Management, Inc. (“TAM”) is the Fund’s investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI.
Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $500 million	0.90%
Over $500 million up to $1 billion	0.875%
Over $1 billion	0.85%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Foxhall Global Growth VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
1.00% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2010, the amount reimbursed/waived by the adviser was $13. The following amounts were available for recapture at June 30, 2010:

	Reimbursement of	Available for Recapture
	Expenses	Through
Fiscal Year 2009:	$37	12/31/2012
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2011. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2010 were as follows:

Purchases of securities:
Long-term	$126,107
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	107,419
U.S. Government	—

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Foxhall Global Growth VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax positions taken for the open tax year (2009), or expected to be taken in the Fund’s 2010 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Foxhall Global Hard Asset VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
	Beginning	Ending	Expenses Paid	Ending	Expenses Paid	Annualized Expense
Fund Name	Account Value	Account Value	During Period (a)	Account Value	During Period (a)	Ratio (c)

Transamerica Foxhall Global Hard Asset VP
Initial Class	$1,000.00	$934.20	$4.80	$1,019.84	$5.01	1.00%
Service Class	1,000.00	932.20	5.99	1,018.60	6.26	1.25

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.

(c)	Expense ratios do not include expenses of the investment companies in which the fund invests.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets
Investment Companies	91.8%
Repurchase Agreement	8.6
Securities Lending Collateral	0.3
Other Assets and Liabilities — Net	(0.7)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Foxhall Global Hard Asset VP
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 91.8%
Capital Markets - 91.8%
iShares Barclays 1-3 Year Treasury Bond Fund	59,670	$5,019
iShares Barclays Short Treasury Bond Fund	45,380	5,003
Market Vectors — Hard Asset Producers ETF	116,400	3,272
PowerShares DB Gold Fund ^	104,860	4,647
PowerShares DB Silver Fund ^	28,830	951
SPDR Barclays Capital 1-3 Month T-Bill ETF	85,185	3,907

Total Investment Companies (cost $22,997)		22,799

SECURITIES LENDING COLLATERAL - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.25% ▲	82,291	82
Total Investment Companies (cost $82)

	Principal	Value
REPURCHASE AGREEMENT - 8.6%
State Street Bank & Trust Co.
0.00% ▲, dated 06/30/2010, to be repurchased at $2,138 on 07/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $2,183.	$2,138	2,138
Total Repurchase Agreement (cost $2,138)
Total Investment Securities (cost $25,217) #		25,019

Other Assets and Liabilities — Net		(161)

Net Assets		$24,858

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $81.

▲	Rate shown reflects the yield at 06/30/2010.

#	Aggregate cost for federal income tax purposes is $25,217. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $110 and $308, respectively. Net unrealized depreciation for tax purposes is $198.
DEFINITIONS:

ETF	Exchange-Traded Fund

SPDR	Standard & Poor’s Depositary Receipt
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$22,799	$—	$—	$22,799

Cash & Cash Equivalent — Securities Lending Collateral	82	—	—	82

Cash & Cash Equivalent — Repurchase Agreement	—	2,138	—	2,138

Total	$22,881	$2,138	$—	$25,019

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Foxhall Global Hard Asset VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $23,079) (including securities loaned of $81)	$22,881
Repurchase agreement, at value (cost: $2,138)	2,138
Receivables:
Shares sold	26
Securities lending income (net)	3

25,048

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	73
Management and advisory fees	17
Distribution and service fees	4
Printing and shareholder reports fees	5
Audit and tax fees	6
Other	3
Collateral for securities on loan	82

190

Net assets	$24,858

Net assets consist of:
Capital stock ($.01 par value)	$26
Additional paid-in capital	26,127
Accumulated net investment loss	(31)
Undistributed (accumulated) net realized gain (loss) from investment securities	(1,066)
Net unrealized appreciation (depreciation) on:
Investment securities	(198)

Net assets	$24,858

Net assets by class:
Initial Class	$8,025
Service Class	16,833
Shares outstanding:
Initial Class	831
Service Class	1,747
Net asset value and offering price per share:
Initial Class	$9.66
Service Class	9.63
STATEMENT OF OPERATIONS
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income	$28
Interest income	— (a)
Securities lending income (net)	3

31

Expenses:
Management and advisory	83
Printing and shareholder reports	4
Custody	6
Administration	2
Legal	— (a)
Audit and tax	7
Trustees	— (a)
Transfer agent	— (a)
Distribution and service:
Service Class	13

Total expenses	115

Less waiver/reimbursement	(11)

Net expenses	104

Net investment loss	(73)

Net realized gain (loss) on transactions from:
Investment securities	(1,156)
Net decrease in unrealized appreciation (depreciation) on:
Investment securities	(260)

Net realized and unrealized loss	(1,416)

Net decrease in net assets resulting from operations	$(1,489)

(a)	Rounds to less than $1.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Foxhall Global Hard Asset VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2010	December 31,
	(unaudited)	2009(a)
From operations:
Net investment income (loss)	$(73)	$42
Net realized gain (loss) from investment securities	(1,156)	90
Change in net unrealized appreciation (depreciation) on investment securities	(260)	62

Net increase (decrease) in net assets resulting from operations	(1,489)	194

Capital share transactions:
Proceeds from shares sold:
Initial Class	2,257	7,027
Service Class	16,442	3,381

	18,699	10,408

Cost of shares redeemed:
Initial Class	(763)	(151)
Service Class	(1,916)	(124)

	(2,679)	(275)

Net increase in net assets from capital shares transactions	16,020	10,133

Net increase in net assets	14,531	10,327

Net assets:
Beginning of period/year	10,327	—

End of period/year	$24,858	$10,327

Undistributed (accumulated) net investment income (loss)	$(31)	$42

Share activity:
Shares issued:
Initial Class	222	698
Service Class	1,624	328

	1,846	1,026

Shares redeemed:
Initial Class	(74)	(15)
Service Class	(193)	(12)

	(267)	(27)

Net increase (decrease) in shares outstanding:
Initial Class	148	683
Service Class	1,431	316

	1,579	999

(a)	Commenced operations on July 1, 2009.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Foxhall Global Hard Asset VP
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2010)
For a share outstanding throughout each period

	Initial Class				Service Class
	Period ended		Jul 1 to Dec 31,		Period ended		Jul 1 to Dec 31,
	June 30, 2010		2009(a)		June 30, 2010		2009(a)
Net asset value
Beginning of period/year	$10.34		$10.00		$10.33		$10.00
Investment operations
Net investment income (loss)(b),(c)	(0.03)		0.07		(0.05)		0.23
Net realized and unrealized gain (loss)	(0.65)		0.27		(0.65)		0.10

Total operations	(0.68)		0.34		(0.70)		0.33

Net asset value
End of period/year	$9.66		$10.34		$9.63		$10.33

Total return(d)	(6.58	)%(e)	3.40	%(e)	(6.78	)%(e)	3.30	%(e)
Net assets end of period/year (000’s)	$8,025		$7,065		$16,833		$3,262
Ratio and supplemental data
Expenses to average net assets(f)
After reimbursement/fee waiver	1.00	%(g)	1.00	%(g)	1.25	%(g)	1.25	%(g)
Before reimbursement/fee waiver	1.11	%(g)	2.19	%(g)	1.36	%(g)	2.44	%(g)
Net investment income (loss), to average net assets(c)	(0.67	)%(g)	1.30	%(g)	(0.91	)%(g)	4.57	%(g)
Portfolio turnover rate(h)	4.98	%(e)	2.48	%(e)	4.98	%(e)	2.48	%(e)

(a)	Commenced operations on July 1, 2009.

(b)	Calculated based on average number of shares outstanding.

(c)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests.

(d)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(e)	Not annualized.

(f)	Do not include expenses of the investment companies in which the fund invests.

(g)	Annualized.

(h)	Does not include the portfolio activity of the underlying funds.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Foxhall Global Hard Asset VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Foxhall Global Hard Asset VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2010 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2010.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from investment companies, if any, are recorded on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Foxhall Global Hard Asset VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2010, is disclosed at the end of the Fund’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, and ML Life Insurance Company of New York.
Transamerica Asset Management, Inc. (“TAM”) is the Fund’s investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI.
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $500 million	0.90%
Over $500 million up to $1 billion	0.875%
Over $1 billion	0.85%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Foxhall Global Hard Asset VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
1.00% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2010, the amount reimbursed/waived by the adviser was $10. The following amounts were available for recapture as of June 30, 2010:

	Reimbursement of	Available for Recapture
	Expenses	Through
Fiscal Year 2009:	$29	12/31/2012
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2011. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2010 were as follows:

Purchases of securities:
Long-term	$98,017
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	83,035
U.S. Government	—

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Foxhall Global Hard Asset VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax positions taken for the open tax year (2009), or expected to be taken in the Fund’s 2010 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Growth Opportunities VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (a)	Value	During Period (a)	Expense Ratio

Transamerica Growth Opportunities VP
Initial Class	$1,000.00	$969.70	$4.20	$1,020.53	$4.31	0.86%
Service Class	1,000.00	968.40	5.42	1,019.29	5.56	1.11

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

Asset Type	% of Net Assets

Common Stocks	96.2%
Securities Lending Collateral	26.0
Repurchase Agreement	3.5
Other Assets and Liabilities — Net	(25.7)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Growth Opportunities VP
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 96.2%
Air Freight & Logistics - 6.0%
CH Robinson Worldwide, Inc. ^	163,859	$9,121
Expeditors International of Washington, Inc. ^	108,414	3,741
Auto Components - 2.8%
BorgWarner, Inc. ‡ ^	162,052	6,051
Biotechnology - 2.2%
BioMarin Pharmaceutical, Inc. ‡ ^	59,937	1,136
Myriad Genetics, Inc. ‡ ^	159,086	2,379
Onyx Pharmaceuticals, Inc. ‡ ^	54,930	1,186
Capital Markets - 4.4%
Cohen & Steers, Inc. ^	147,066	3,050
Greenhill & Co., Inc. ^	67,538	4,128
T. Rowe Price Group, Inc. ^	49,822	2,212
Chemicals - 1.6%
Ecolab, Inc. ^	75,400	3,386
Commercial Banks - 6.8%
City National Corp. ^	178,666	9,154
Marshall & Ilsley Corp. ^	754,977	5,421
Communications Equipment - 2.4%
Juniper Networks, Inc. ‡ ^	90,507	2,065
Polycom, Inc. ‡ ^	101,499	3,024
Construction & Engineering - 0.9%
Jacobs Engineering Group, Inc. ‡ ^	53,622	1,954
Construction Materials - 3.5%
Martin Marietta Materials, Inc. ^	91,519	7,762
Diversified Consumer Services - 3.4%
Strayer Education, Inc. ^	35,389	7,357
Diversified Financial Services - 2.5%
MSCI, Inc. — Class A ‡ ^	197,025	5,398
Electrical Equipment - 4.3%
Cooper Industries PLC — Class A	174,169	7,664
Hubbell, Inc. — Class B ^	37,601	1,492
Energy Equipment & Services - 3.3%
Core Laboratories NV ^	47,342	6,988
Food Products - 1.1%
Green Mountain Coffee Roasters, Inc. ‡	95,207	2,447
Health Care Equipment & Supplies - 5.2%
Idexx Laboratories, Inc. ‡ ^	41,594	2,533
Intuitive Surgical, Inc. ‡	22,742	7,178
Masimo Corp. ^	60,219	1,434
Hotels, Restaurants & Leisure - 2.5%
Wynn Resorts, Ltd.	70,046	5,342
Internet & Catalog Retail - 2.0%
priceline.com, Inc. ‡ ^	24,551	4,334
Internet Software & Services - 0.6%
Rackspace Hosting, Inc. ‡ ^	71,000	1,302
Life Sciences Tools & Services - 2.5%
Covance, Inc. ‡ ^	55,187	2,832
Illumina, Inc. ‡ ^	57,545	2,505
Machinery - 6.2%
Donaldson Co., Inc. ^	34,480	1,471
Joy Global, Inc. ^	43,907	2,199
Kennametal, Inc. ^	258,613	6,576
PACCAR, Inc. ^	77,025	3,070
Media - 4.5%
Dreamworks Animation SKG, Inc. — Class A ‡ ^	129,540	3,698
Imax Corp. ‡ ^	406,560	5,937
Metals & Mining - 2.4%
Allegheny Technologies, Inc. ^	115,182	5,090
Oil, Gas & Consumable Fuels - 2.2%
Range Resources Corp. ^	119,257	4,788
Pharmaceuticals - 0.5%
Allergan, Inc. ^	20,293	1,182
Professional Services - 1.5%
Robert Half International, Inc. ^	134,720	3,173
Road & Rail - 2.3%
Kansas City Southern ‡ ^	137,328	4,992
Semiconductors & Semiconductor Equipment - 1.6%
Broadcom Corp. — Class A ^	102,330	3,374
Software - 13.3%
Adobe Systems, Inc. ‡ ^	35,504	938
Informatica Corp. ‡ ^	162,652	3,884
Intuit, Inc. ‡ ^	180,896	6,290
Rovi Corp. ‡ ^	231,398	8,772
Salesforce.com, Inc. ‡ ^	102,976	8,838
Specialty Retail - 1.1%
Guess ?, Inc.	77,084	2,408
Textiles, Apparel & Luxury Goods - 0.8%
Under Armour, Inc. — Class A ‡ ^	51,146	1,694
Trading Companies & Distributors - 1.8%
WW Grainger, Inc. ^	37,968	3,776

Total Common Stocks (cost $193,069)		206,726

SECURITIES LENDING COLLATERAL - 26.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.25% ▲	55,929,174	55,929
Total Securities Lending Collateral (cost $55,929)

	Principal	Value

REPURCHASE AGREEMENT - 3.5%
State Street Bank & Trust Co.
0.00% ▲, dated 06/30/2010, to be repurchased at $7,621 on 07/01/2010. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/15/2017, and with a total value of $7,777.	$7,621	7,621
Total Repurchase Agreement (cost $7,621)

Total Investment Securities (cost $256,619) #		270,276
Other Assets and Liabilities — Net		(55,193)

Net Assets		$215,083

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Growth Opportunities VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $54,618.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 06/30/2010.

#	Aggregate cost for federal income tax purposes is $256,619. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $24,087 and $10,430, respectively. Net unrealized appreciation for tax purposes is $13,657.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total

Equities — Consumer Discretionary	$36,821	$—	$—	$36,821
Equities — Consumer Staples	2,447	—	—	2,447
Equities — Energy	11,776	—	—	11,776
Equities — Financials	29,363	—	—	29,363
Equities — Health Care	22,365	—	—	22,365
Equities — Industrials	49,229	—	—	49,229
Equities — Information Technology	38,487	—	—	38,487
Equities — Materials	16,238	—	—	16,238
Cash & Cash Equivalent — Repurchase Agreement	—	7,621	—	7,621
Cash & Cash Equivalent — Securities Lending Collateral	55,929	—	—	55,929

Total	$262,655	$7,621	$—	$270,276

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Growth Opportunities VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $248,998) (including securities loaned of $54,618)	$262,655
Repurchase agreement, at value (cost: $7,621)	7,621
Receivables:
Investment securities sold	3,915
Shares sold	25
Securities lending income (net)	27
Dividends	122

274,365

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	3,124
Management and advisory fees	175
Distribution and service fees	3
Trustees fees	1
Transfer agent fees	1
Administration fees	4
Printing and shareholder reports fees	29
Audit and tax fees	9
Other	7
Collateral for securities on loan	55,929

59,282

Net assets	$215,083

Net assets consist of:
Capital stock ($.01 par value)	$210
Additional paid-in capital	235,238
Undistributed net investment income	604
Undistributed (accumulated) net realized gain (loss) from investment securities	(34,626)
Net unrealized appreciation (depreciation) on:
Investment securities	13,657

Net assets	$215,083

Net assets by class:
Initial Class	$204,639
Service Class	10,444
Shares outstanding:
Initial Class	19,975
Service Class	1,033
Net asset value and offering price per share:
Initial Class	$10.24
Service Class	10.10
STATEMENT OF OPERATIONS
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income (including withholding taxes on foreign dividends of $2)	$1,641
Interest income	— (a)
Securities lending income (net)	150

1,791

Expenses:
Management and advisory	1,148
Printing and shareholder reports	30
Custody	17
Administration	29
Legal	6
Audit and tax	8
Trustees	6
Transfer agent	2
Distribution and service:
Service Class	16
Other	2

Total expenses	1,264

Net investment income	527

Net realized gain (loss) on transactions from:
Investment securities	22,158

Net decrease in unrealized appreciation (depreciation) on:
Investment securities	(29,592)

Net realized and unrealized loss	(7,434)

Net decrease in net assets resulting from operations	$(6,907)

(a)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Growth Opportunities VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2010	December 31,
	(unaudited)	2009
From operations:
Net investment income	$527	$81
Net realized gain (loss) from investment securities	22,158	(16,374)
Change in net unrealized appreciation (depreciation) on investment securities	(29,592)	91,146

Net increase (decrease) in net assets resulting from operations	(6,907)	74,853

Distributions to shareholders:
From net investment income:
Initial Class	—	(818)

Capital share transactions:
Proceeds from shares sold:
Initial Class	10,174	64,468
Service Class	5,443	4,750

	15,617	69,218

Dividends and distributions reinvested:
Initial Class	—	818

Cost of shares redeemed:
Initial Class	(87,644)	(28,948)
Service Class	(5,738)	(3,755)

	(93,382)	(32,703)

Net increase (decrease) in net assets from capital shares transactions	(77,765)	37,333

Net increase (decrease) in net assets	(84,672)	111,368

Net assets:
Beginning of period/year	299,755	188,387

End of period/year	$215,083	$299,755

Undistributed net investment income	$604	$77

Share activity:
Shares issued:
Initial Class	912	7,285
Service Class	501	520

	1,413	7,805

Shares issued-reinvested from distributions:
Initial Class	—	85

Shares redeemed:
Initial Class	(8,264)	(3,412)
Service Class	(535)	(425)

	(8,799)	(3,837)

Net increase (decrease) in shares outstanding:
Initial Class	(7,352)	3,958
Service Class	(34)	95

	(7,386)	4,053

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Growth Opportunities VP
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2010)
For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$10.56		$7.74	$18.18	$16.00	$15.69	$14.66
Investment operations
Net investment income (loss)(a)	0.02		— (b)	0.03	(0.01)	0.01	0.04
Net realized and unrealized gain (loss)	(0.34)		2.85	(6.12)	3.58	0.76	2.18

Total operations	(0.32)		2.85	(6.09)	3.57	0.77	2.22

Distributions
From net investment income	—		(0.03)	—	(0.01)	(0.04)	—
From net realized gains	—		—	(4.35)	(1.38)	(0.42)	(1.19)

Total distributions	—		(0.03)	(4.35)	(1.39)	(0.46)	(1.19)

Net asset value
End of period/year	$10.24		$10.56	$7.74	$18.18	$16.00	$15.69

Total return(c)	(3.03	%)(d)	36.86%	(40.90%)	23.09%	5.10%	16.23%
Net assets end of period/year (000’s)	$204,639		$288,629	$180,962	$485,162	$478,963	$445,761
Ratio and supplemental data
Expenses to average net assets	0.86	%(e)	0.88%	0.85%	0.83%	0.84%	0.86%
Net investment income (loss), to average net assets	0.37	%(e)	0.04%	0.25%	(0.08%)	0.05%	0.30%
Portfolio turnover rate	29	%(d)	60%	47%	73%	68%	44%
For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008		2007	2006	2005
Net asset value
Beginning of period/year	$10.43		$7.64	$18.00		$15.88	$15.59	$14.61
Investment operations
Net investment income (loss)(a)	0.01		(0.02)	—	(b)	(0.06)	(0.03)	— (b)
Net realized and unrealized gain (loss)	(0.34)		2.81	(6.05)		3.56	0.75	2.17

Total operations	(0.33)		2.79	(6.05)		3.50	0.72	2.17

Distributions
From net investment income	—		—	—		—	(0.01)	—
From net realized gains	—		—	(4.31)		(1.38)	(0.42)	(1.19)

Total distributions	—		—	(4.31)		(1.38)	(0.43)	(1.19)

Net asset value
End of period/year	$10.10		$10.43	$7.64		$18.00	$15.88	$15.59

Total return(c)	(3.16	%)(d)	36.52%	(41.06%)		22.74%	4.90%	15.93%

Net assets end of period/year (000’s)	$10,444		$11,126	$7,425		$20,062	$16,847	$14,980
Ratio and supplemental data
Expenses to average net assets	1.11	%(e)	1.13%	1.10%		1.08%	1.09%	1.11%
Net investment income (loss), to average net assets	0.12	%(e)	(0.20%)	—	%(f)	(0.33%)	(0.20%)	0.03%
Portfolio turnover rate	29	%(d)	60%	47%		73%	68%	44%

(a)	Calculated based on average number of shares outstanding.

(b)	Rounds to less than ($0.01) or $0.01.

(c)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	Not annualized.

(e)	Annualized.

(f)	Rounds to less than (0.01%) or 0.01%.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Growth Opportunities VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Growth Opportunities VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund securities exposes the Fund to risks such as the following: (i) the borrower may fail to return the loaned securities; (ii) the borrower may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund attempts to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2010 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
Commissions recaptured during the period ended June 30, 2010 of $5, are included in net realized gain (loss) in the Statement of Operations.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at the amount of distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Growth Opportunities VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Foreign securities in which their primary trading market closes at the same time or after the NYSE are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (“ADR”), financial futures, Exchange Traded Funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.
The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2010, is disclosed at the end of the Fund’s Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Growth Opportunities VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, and ML Life Insurance Company of New York.
TAM is the Fund’s investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Investment Management, LLC (“TIM”) is both an affiliate of the Fund and sub-adviser of the Fund.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TIM, TFS and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TIM, TFS, and TCI.
The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2010:

	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative VP	$3,765	1.75%

Transamerica Asset Allocation-Growth VP	16,417	7.63

Transamerica Asset Allocation-Moderate VP	24,947	11.60

Transamerica Asset Allocation-Moderate Growth VP	36,697	17.06

Total	$81,826	38.04%

Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $250 million	0.80%
Over $250 million up to $500 million	0.75%
Over $500 million	0.70%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
1.15% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2010, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture at June 30, 2010.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Growth Opportunities VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2011. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2010 were as follows:

Purchases of securities:
Long-term	$79,698
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	158,457
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax positions taken for all open tax years (2007 — 2009), or expected to be taken in the Fund’s 2010 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, distribution reclasses for REITs, capital loss carryforwards, and post-October loss deferrals.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Growth Opportunities VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 6. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Growth Opportunities VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Growth Opportunities VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Transamerica Investment Management, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including composite information about fees and performance provided by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also contemplated the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Portfolio’s performance was below the median for its peer universe for the past 1-year period and above the median for the past 3- and 5- year periods. The Trustees also noted that the Sub-Adviser had recently named a new lead portfolio manager for the Portfolio. The Trustees agreed that they would monitor the portfolio manager transition and performance going forward. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the total expenses of the Portfolio were above the median for its peer group and below the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Hanlon Balanced VP
(UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (a)	Value	During Period (a)	Expense Ratio (c)

Transamerica Hanlon Balanced VP
Initial Class	$1,000.00	$948.20	$4.83	$1,019.84	$5.01	1.00%
Service Class	1,000.00	947.30	6.04	1,018.60	6.26	1.25

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.

(c)	Expense ratios do not include expenses of the investment companies in which the fund invests.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Capital Markets	82.3%
Repurchase Agreement	17.5
Securities Lending Collateral	0.2
Other Assets and Liabilities — Net	(0.0) *

Total	100.0%

*	Amount rounds to less than (0.1%)

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Hanlon Balanced VP
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 82.3%
Capital Markets - 82.3%
PowerShares DB Gold Fund ^	16,715	$741
PowerShares DB U.S. Dollar Index Bullish Fund	120,059	3,008
ProShares Ultra Gold	16,944	946
SSC Government Money Market Fund	6,646,838	6,647
SSgA Money Market Fund	6,646,838	6,647
SSgA Prime Money Market Fund	6,646,838	6,647
State Street Institutional Liquid Reserves Fund	6,646,838	6,647

Total Investment Companies (cost $31,108)		31,283

SECURITIES LENDING COLLATERAL - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.25% ▲	72,400	72
Total Securities Lending Collateral (cost $72)

	Principal	Value

REPURCHASE AGREEMENT - 17.5%
State Street Bank & Trust Co. 0.00% ▲, dated 06/30/2010, to be repurchased at $6,647 on 07/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $6,784.	$6,647	6,647
Total Repurchase Agreement (cost $6,647)

Total Investment Securities (cost $37,827) #		38,002
Other Assets and Liabilities — Net		(10)

Net Assets		$37,992

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $71.

▲	Rate shown reflects the yield at 06/30/2010.

#	Aggregate cost for federal income tax purposes is $37,827. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $176 and $1, respectively. Net unrealized appreciation for tax purposes is $175.
DEFINITIONS:

SSC	State Street Corporation
SSgA	State Street Global Advisors
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$31,283	$—	$—	$31,283
Cash & Cash Equivalent — Securities Lending Collateral	72	—	—	72
Cash & Cash Equivalent — Repurchase Agreement	—	6,647	—	6,647
Total	$31,355	$6,647	$—	$38,002
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Hanlon Balanced VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investments in investment companies, at value (cost: $31,180)	$31,355
(including securities loaned of $71)
Repurchase agreement, at value (cost: $6,647)	6,647
Receivables:
Shares sold	198
Interest	2
Income from loaned securities	1

38,203

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	93
Shares redeemed	3
Management and advisory fees	27
Distribution and service fees	6
Administration fees	1
Audit and tax fees	6
Other	3
Payable for collateral for securities on loan	72

211

Net assets	$37,992

Net assets consist of:
Capital stock ($.01 par value)	$35
Additional paid-in capital	38,629
Undistributed net investment income	346
Accumulated net realized loss from investments in investment companies	(1,193)
Net unrealized appreciation (depreciation) on investments in investment companies	175

Net assets	$37,992

Net assets by class:
Initial Class	$9,000
Service Class	28,992
Shares outstanding:
Initial Class	832
Service Class	2,689
Net asset value and offering price per share:
Initial Class	$10.81
Service Class	10.78
STATEMENT OF OPERATIONS
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income from investment companies	$305
Interest income	4
Securities lending income (net)	1

310

Expenses:
Management and advisory	98
Printing and shareholder reports	— (a)
Custody	8
Administration	2
Legal	— (a)
Audit and tax	8
Trustees	— (a)
Distribution and service:
Service Class	19
Other	— (a)

Total expenses	135

Less waiver/reimbursement	(7)

Net expenses	128

Net investment income	182

Net realized gain (loss) from:
Investments in investment companies	(1,266)

Net decrease in unrealized appreciation (depreciation) on:
Investments in investment companies	(89)

Net realized and unrealized loss on investments in affiliated investment companies	(1,355)

Net decrease In net assets resulting from operations	$(1,173)

(a)	Rounds to less than $1.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Hanlon Balanced VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2010	December 31,
	(unaudited)	2009(a)
From operations:
Net investment income	$182	$164
Net realized gain (loss) from investments in investment companies	(1,266)	73
Change in net unrealized appreciation (depreciation) on investments in investment companies	(89)	264

Net increase (decrease) in net assets resulting from operations	(1,173)	501

Capital share transactions:
Proceeds from shares sold:
Initial Class	4,958	4,875
Service Class	28,841	3,170

	33,799	8,045

Cost of shares redeemed:
Initial Class	(645)	(236)
Service Class	(2,242)	(57)

	(2,887)	(293)

Net increase in net assets resulting from capital shares transactions	30,912	7,752

Net increase in net assets	29,739	8,253

Net assets:
Beginning of year	8,253	—

End of period/year	$37,992	$8,253

Undistributed net investment income	$346	$164

Share activity:
Shares issued:
Initial Class	446	466
Service Class	2,615	285

	3,061	751

Shares redeemed:
Initial Class	(58)	(22)
Service Class	(206)	(5)

	(264)	(27)
Net increase (decrease) in shares outstanding:
Initial Class	388	444
Service Class	2,409	280

	2,797	724

(a)	The Fund commenced operations on May 1, 2009.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Hanlon Balanced VP
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2010)
For a share outstanding throughout each period

	Initial Class				Service Class
	Period ended		May 1 to Dec		Period ended		May 1 to Dec
	June 30, 2010		31, 2009(a)		June 30, 2010		31, 2009(a)
Net asset value
Beginning of period/year	$11.40		$10.00		$11.38		$10.00
Investment operations
Net investment income(b),(c)	0.11		0.49		0.08		0.62
Net realized and unrealized gain (loss)	(0.70)		0.91		(0.68)		0.76

Total operations	(0.59)		1.40		(0.60)		1.38

Net asset value
End of period/year	$10.81		$11.40		$10.78		$11.38

Total return(d)	(5.18	)%(e)	14.00	%(e)	(5.27	)%(e)	13.80	%(e)

Net assets end of period/year (000’s)	$9,000		$5,067		$28,992		$3,186
Ratio and supplemental data
Expenses to average net assets(f)
After reimbursement/fee waiver	1.00	%(g)	1.00	%(g)	1.25	%(g)	1.25	%(g)
Before reimbursement/fee waiver	1.07	%(g)	2.06	%(g)	1.32	%(g)	2.31	%(g)
Net investment income, to average net assets(c)	1.97	%(g)	6.78	%(g)	1.54	%(g)	8.50	%(g)
Portfolio turnover rate(h)	345	%(e)	48	%(e)	345	%(e)	48	%(e)

(a)	Commenced operations on May 1, 2009.

(b)	Calculated based on average number of shares outstanding.

(c)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests.

(d)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(e)	Not annualized.

(f)	Do not include expenses of the investment companies in which the fund invests.

(g)	Annualized.

(h)	Does not include the portfolio activity of the underlying funds.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Hanlon Balanced VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Hanlon Balanced VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
Commissions recaptured during the period ended June 30, 2010 of $6, are included in net realized gain (loss) in the Statement of Operations.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from affiliated investment companies, if any, are recorded on the ex-dividend date.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2010 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Hanlon Balanced VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2010, is disclosed at the end of the Fund’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, and ML Life Insurance Company of New York.
Transamerica Asset Management, Inc. (“TAM”) is the Fund’s investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Hanlon Balanced VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $500 million	0.90%
Over $500 million up to $1 billion	0.875%
Over $1 billion	0.85%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
1.00% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2010, the amount reimbursed/waived by the adviser was $7. The following amounts were available for recapture at June 30, 2010:

	Reimbursement of	Available for Recapture
	Expenses	Through
Fiscal Year 2009:	$25	12/31/2012

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2011. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Hanlon Balanced VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the year ended June 30, 2010 were as follows:

Purchases of securities:
Long-term	$30,573
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	31,507
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for the open tax year (2009), or expected to be taken in the Fund’s 2010 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Hanlon Balanced VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Hanlon Balanced VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Hanlon Investment Management, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements. The Trustees noted that TAM and the Sub-Adviser do not manage any comparable separate accounts. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also contemplated the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
It was noted that in order for the Portfolio to be entitled to invest in the Vanguard exchange-traded funds (“ETFs”), the Board was required to consider whether the fees to be charged by TAM and the Sub-Adviser were duplicative of those to be charged by the manager of the Vanguard ETFs. It was noted that TAM will render “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the New Series’ performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it will utilize to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees to be charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the adviser to the underlying Vanguard ETFs in which the Portfolio will invest.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009, noting that the Portfolio’s inception date was May 1, 2009. The Board noted that the Portfolio’s performance was below the median for its peer universe for the period since inception. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Portfolio’s contractual management fee and total expenses of the Portfolio were above the medians for its peer group and peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Hanlon Balanced VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (CONTINUED)
(unaudited)
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Hanlon Growth and Income VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses	Hypothetical Expenses (b)
Fund Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (a)	Ending Account Value	Expenses Paid During Period (a)	Annualized Expense Ratio (c)
Transamerica Hanlon Growth and Income VP
Initial Class	$1,000.00	$946.60	$4.83	$1,019.84	$5.01	1.00%
Service Class	1,000.00	944.80	6.03	1,018.60	6.26	1.25

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.

(c)	Expense ratios do not include expenses of the investment companies in which the fund invests.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets
Capital Markets	83.2%
Repurchase Agreement	17.4
Securities Lending Collateral	0.5
Other Assets and Liabilities — Net	(1.1)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Hanlon Growth and Income VP
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 83.2%
Capital Markets - 83.2%
PowerShares DB Gold Fund Λ	19,495	$863
PowerShares DB U.S. Dollar Index Bullish Fund	93,874	2,351
ProShares Ultra Gold	13,212	738
SSC Government Money Market Fund	5,118,729	5,119
SSgA Money Market Fund	5,118,729	5,119
SSgA Prime Money Market Fund	5,118,729	5,119
State Street Institutional Liquid Reserves Fund	5,118,729	5,119

Total Investment Companies (cost $24,283)		24,428

SECURITIES LENDING COLLATERAL - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.25% ▲	135,750	136
Total Securities Lending Collateral (cost $136)

	Principal	Value

REPURCHASE AGREEMENT - 17.4%
State Street Bank & Trust Co.
0.00% ▲, dated 06/30/2010, to be repurchased at $5,119 on 07/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $5,223.	$5,119	5,119
Total Repurchase Agreement (cost $5,119)

Total Investment Securities (cost $29,538) #		29,683
Other Assets and Liabilities — Net		(335)

Net Assets		$29,348

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $133.

▲	Rate shown reflects the yield at 06/30/2010.

#	Aggregate cost for federal income tax purposes is $29,538. Aggregate gross and unrealized appreciation for all securities in which there is an excess of value over tax cost was $145.
DEFINITIONS:
SSC      State Street Corporation
SSgA    State Street Global Advisors
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$24,428	$—	$—	$24,428
Cash & Cash Equivalent — Securities Lending Collateral	136	—	—	136
Cash & Cash Equivalent — Repurchase Agreement	—	5,119	—	5,119
Total	$24,564	$5,119	$—	$29,683
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Hanlon Growth and Income VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investments in investment companies, at value (cost: $24,419)	$24,564
(including securities loaned of $133)
Repurchase agreement, at value (cost: $5,119)	5,119
Receivables:
Shares sold	107
Interest	1
Income from loaned securities	1

29,792

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	87
Shares redeemed	188
Management and advisory fees	21
Distribution and service fees	3
Audit and tax fees	6
Other	3
Payable for collateral for securities on loan	136

444

Net assets	$29,348

Net assets consist of:
Capital stock ($.01 par value)	$27
Additional paid-in capital	29,700
Undistributed net investment income	361
Accumulated net realized loss from investments in investment companies	(885)
Net unrealized appreciation (depreciation) on investments in investment companies	145

Net assets	$29,348

Net assets by class:
Initial Class	$8,787
Service Class	20,561
Shares outstanding:
Initial Class	813
Service Class	1,906
Net asset value and offering price per share:
Initial Class	$10.82
Service Class	10.79
STATEMENT OF OPERATIONS
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income from investment companies	$265
Interest income	4
Securities lending income (net)	1

270

Expenses:
Management and advisory	82
Printing and shareholder reports	1
Custody	8
Administration	2
Legal	— (a)
Audit and tax	7
Trustees	— (a)
Distribution and service:
Service Class	13
Other	— (a)

Total expenses	113

Less waiver/reimbursement	(8)

Net expenses	105

Net investment income	165

Net realized gain (loss) from:
Investments in investment companies	(988)

Net decrease in unrealized appreciation (depreciation) on:
Investments in investment companies	(188)

Net realized and unrealized loss on investments in affiliated investment companies	(1,176)

Net decrease In net assets resulting from operations	$(1,011)

(a)	Rounds to less than $1.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Hanlon Growth and Income VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2010	December 31,
	(unaudited)	2009(a)
From operations:
Net investment income	$165	$196
Net realized gain (loss) from investments in investment companies	(988)	103
Change in net unrealized appreciation (depreciation) on investments in investment companies	(188)	333

Net increase (decrease) in net assets resulting from operations	(1,011)	632

Capital share transactions:
Proceeds from shares sold:
Initial Class	3,447	6,679
Service Class	21,444	2,232

	24,891	8,911

Cost of shares redeemed:
Initial Class	(948)	(544)
Service Class	(2,581)	(2)

	(3,529)	(546)

Net increase in net assets resulting from capital shares transactions	21,362	8,365

Net increase in net assets	20,351	8,997

Net assets:
Beginning of year	8,997	—

End of period/year	$29,348	$8,997

Undistributed net investment income	$361	$196

Share activity:
Shares issued:
Initial Class	310	638
Service Class	1,942	200

	2,252	838

Shares redeemed:
Initial Class	(84)	(51)
Service Class	(236)	—

	(320)	(51)

Net increase (decrease) in shares outstanding:
Initial Class	226	587
Service Class	1,706	200

	1,932	787

(a)	The Fund commenced operations on May 1, 2009.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Hanlon Growth and Income VP
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2010)
For a share outstanding throughout each period

	Initial Class				Service Class
	Period ended		May 1 to Dec		Period ended		May 1 to Dec
	June 30, 2010		31, 2009(a)		June 30, 2010		31, 2009(a)
Net asset value
Beginning of period/year	$11.43		$10.00		$11.42		$10.00
Investment operations
Net investment income(b),(c)	0.11		0.48		0.09		0.58
Net realized and unrealized gain (loss)	(0.72)		0.95		(0.72)		0.84

Total operations	(0.61)		1.43		(0.63)		1.42

Net asset value
End of period/year	$10.82		$11.43		$10.79		$11.42

Total return(d)	(5.34	)%(e)	14.30	%(e)	(5.52	)%(e)	14.20	%(e)
Net assets end of period/year (000’s)	$8,787		$6,712		$20,561		$2,285
Ratio and supplemental data
Expenses to average net assets(f)
After reimbursement/fee waiver	1.00	%(g)	1.00	%(g)	1.25	%(g)	1.25	%(g)
Before reimbursement/fee waiver	1.09	%(g)	1.88	%(g)	1.34	%(g)	2.13	%(g)
Net investment income, to average net assets(c)	2.09	%(g)	6.73	%(g)	1.60	%(g)	8.02	%(g)
Portfolio turnover rate(h)	307	%(e)	56	%(e)	307	%(e)	56	%(e)

(a)	Commenced operations on May 1, 2009.

(b)	Calculated based on average number of shares outstanding.

(c)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests.

(d)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(e)	Not annualized.

(f)	Do not include expenses of the investment companies in which the fund invests.

(g)	Annualized.

(h)	Does not include the portfolio activity of the underlying funds.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Hanlon Growth and Income VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Hanlon Growth and Income VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
Commissions recaptured during the period ended June 30, 2010 of $6 are included in net realized gain (loss) in the Statement of Operations.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from affiliated investment companies, if any, are recorded on the ex-dividend date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2010 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Hanlon Growth and Income VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2010, is disclosed at the end of the Fund’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, and ML Life Insurance Company of New York.
Transamerica Asset Management, Inc. (“TAM”) is the Fund’s investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Hanlon Growth and Income VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. — (continued)
Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $500 million	0.90%
Over $500 million up to $1 billion	0.875%
Over $1 billion	0.85%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
1.00% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2010, the amount reimbursed/waived by the adviser was $9. The following amounts were available for recapture at June 30, 2010:

	Reimbursement of	Available for Recapture
	Expenses	Through
Fiscal Year 2009	$25	12/31/2012
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2011. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Hanlon Growth and Income VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2010 were as follows:

Purchases of securities:
Long-term	$24,622
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	27,362
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax positions taken for the open tax year (2009), or expected to be taken in the Fund’s 2010 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of issuance of the financial statements and has determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Hanlon Growth and Income VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Hanlon Growth and Income VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Hanlon Investment Management, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements. The Trustees noted that TAM and the Sub-Adviser do not manage any comparable separate accounts. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also contemplated the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
It was noted that in order for the Portfolio to be entitled to invest in the Vanguard exchange-traded funds (“ETFs”), the Board was required to consider whether the fees to be charged by TAM and the Sub-Adviser were duplicative of those to be charged by the manager of the Vanguard ETFs. It was noted that TAM will render “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the New Series’ performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it will utilize to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees to be charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the adviser to the underlying Vanguard ETFs in which the Portfolio will invest.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009, noting that the Portfolio’s inception date was May 1, 2009. The Board noted that the Portfolio’s performance was in line with the median for its peer universe for the period since inception. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the total expenses of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Hanlon Growth and Income VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (CONTINUED)
(unaudited)
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Hanlon Growth VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (a)	Value	During Period (a)	Expense Ratio (c)

Transamerica Hanlon Growth VP
Initial Class	$1,000.00	$943.60	$4.82	$1,019.84	$5.01	1.00%
Service Class	1,000.00	941.70	6.02	1,018.60	6.26	1.25

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.

(c)	Expense ratios do not include expenses of the investment companies in which the fund invests.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Capital Markets	82.9%
Repurchase Agreement	17.1
Other Assets and Liabilities — Net	(0.0) *

Total	100.0%

*	Rounds to less than (0.1)%.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Hanlon Growth VP
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 82.9%
Capital Markets - 82.9%
PowerShares DB Gold Fund	27,801	$1,233
PowerShares DB U.S. Dollar Index Bullish Fund	99,366	2,491
ProShares Ultra Gold	14,008	782
SSC Government Money Market Fund	5,400,356	5,400
SSgA Money Market Fund	5,400,356	5,400
SSgA Prime Money Market Fund	5,400,356	5,400
State Street Institutional Liquid Reserves Fund	5,400,356	5,400

Total Investment Companies (cost $25,939)		26,106

	Principal	Value

REPURCHASE AGREEMENT - 17.1%
State Street Bank & Trust Co. 0.00% ▲, dated 06/30/2010, to be repurchased at $5,400 on 07/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $5,510.	$5,400	5,400
Total Repurchase Agreement (cost $5,400)

Total Investment Securities (cost $31,339) #		31,506
Other Assets and Liabilities — Net		(11)

Net Assets		$31,495

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 06/30/2010.

▲	Rate shown reflects the yield at 06/30/2010.

#	Aggregate cost for federal income tax purposes is $31,339. Aggregate gross and net unrealized appreciation for all securities in which there is an excess of value over tax cost was $167.
DEFINITIONS:

SSC	State Street Corporation
SSgA	State Street Global Advisors
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$26,106	$—	$—	$26,106

Cash & Cash Equivalent — Repurchase Agreement	—	5,400	—	5,400

Total	$26,106	$5,400	$—	$31,506

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Hanlon Growth VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investments in investment companies, at value (cost: $25,939)	$26,106
Repurchase agreement, at value (cost: $5,400)	5,400
Receivables:
Shares sold	46
Interest	2
Income from loaned securities	1

31,555

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	12
Shares redeemed	12
Management and advisory fees	23
Distribution and service fees	3
Administration fees	1
Audit and tax fees	6
Other	3

60

Net assets	$31,495

Net assets consist of:
Capital stock ($.01 par value)	$29
Additional paid-in capital	31,652
Undistributed net investment income	525
Accumulated net realized loss from investments in investment companies	(878)
Net unrealized appreciation (depreciation) on investments in investment companies	167

Net assets	$31,495

Net assets by class:
Initial Class	$13,473
Service Class	18,022
Shares outstanding:
Initial Class	1,240
Service Class	1,663
Net asset value and offering price per share:
Initial Class	$10.87
Service Class	10.83
STATEMENT OF OPERATIONS
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income from investment companies	$308
Interest income	4
Securities lending income (net)	1

313

Expenses:
Management and advisory	96
Printing and shareholder reports	1
Custody	8
Administration	2
Legal	— (a)
Audit and tax	8
Trustees	— (a)
Distribution and service:
Service Class	11
Other	— (a)

Total expenses	126

Less waiver/reimbursement	(9)

Net expenses	117

Net investment income	196

Net realized gain (loss) from:
Investments in investment companies	(1,073)

Net decrease in unrealized appreciation (depreciation) on:
Investments in investment companies	(370)

Net realized and unrealized loss on investments in affiliated investment companies	(1,443)

Net decrease In net assets resulting from operations	$(1,247)

(a)	Rounds to less than $1.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Hanlon Growth VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2010	December 31,
	(unaudited)	2009(a)
From operations:
Net investment income	$196	$329
Net realized gain (loss) from investments in investment companies	(1,073)	195
Change in net unrealized appreciation (depreciation) on investments in investment companies	(370)	537

Net increase (decrease) in net assets resulting from operations	(1,247)	1,061

Capital share transactions:
Proceeds from shares sold:
Initial Class	4,296	11,145
Service Class	19,000	2,035

	23,296	13,180

Cost of shares redeemed:
Initial Class	(761)	(1,485)
Service Class	(2,547)	(2)

	(3,308)	(1,487)

Net increase in net assets resulting from capital shares transactions	19,988	11,693

Net increase in net assets	18,741	12,754

Net assets:
Beginning of year	12,754	—

End of period/year	$31,495	$12,754

Undistributed net investment income	$525	$329

Share activity:
Shares issued:
Initial Class	383	1,066
Service Class	1,713	182

	2,096	1,248

Shares redeemed:
Initial Class	(68)	(141)
Service Class	(232)	—

	(300)	(141)

Net increase (decrease) in shares outstanding:
Initial Class	315	925
Service Class	1,481	182

	1,796	1,107

(a)	The Fund commenced operations on May 1, 2009.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Hanlon Growth VP
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2010)
For a share outstanding throughout each period

	Initial Class				Service Class
	Period ended		May 1 to		Period ended		May 1 to
	June 30, 2010		Dec 31, 2009(a)		June 30, 2010		Dec 31, 2009(a)
Net asset value
Beginning of period/year	$11.52		$10.00		$11.50		$10.00
Investment operations
Net investment income(b),(c)	0.12		0.48		0.08		0.62
Net realized and unrealized gain (loss)	(0.77)		1.04		(0.75)		0.88

Total operations	(0.65)		1.52		(0.67)		1.50

Net asset value
End of period/year	$10.87		$11.52		$10.83		$11.50

Total return(d)	(5.64	)%(e)	15.20	%(e)	(5.83	)%(e)	15.00	%(e)

Net assets end of period/year (000’s)	$13,473		$10,661		$18,022		$2,093
Ratio and supplemental data
Expenses to average net assets(f)
After reimbursement/fee waiver	1.00	%(g)	1.00	%(g)	1.25	%(g)	1.25	%(g)
Before reimbursement/fee waiver	1.08	%(g)	1.53	%(g)	1.33	%(g)	1.78	%(g)
Net investment income, to average net assets(c)	2.08	%(g)	6.64	%(g)	1.52	%(g)	8.51	%(g)
Portfolio turnover rate(h)	272	%(e)	68	%(e)	272	%(e)	68	%(e)

(a)	Commenced operations on May 1, 2009.

(b)	Calculated based on average number of shares outstanding.

(c)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests.

(d)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(e)	Not annualized.

(f)	Do not include expenses of the investment companies in which the fund invests.

(g)	Annualized.

(h)	Does not include the portfolio activity of the underlying funds.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Hanlon Growth VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Hanlon Growth VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
Commissions recaptured during the period ended June 30, 2010 of $8 are included in net realized gain (loss) in the Statement of Operations.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from affiliated investment companies, if any, are recorded on the ex-dividend date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Hanlon Growth VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. — (continued)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2010, is disclosed at the end of the Fund’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, and ML Life Insurance Company of New York.
Transamerica Asset Management, Inc. (“TAM”) is the Fund’s investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI.
Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $500 million	0.90%
Over $500 million up to $1 billion	0.875%
Over $1 billion	0.85%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
1.00% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2010, the amount reimbursed/waived by the adviser was $8. The following amounts were available for recapture at June 30, 2010:

	Reimbursement of	Available for Recapture
	Expenses	Through

Fiscal Year 2009	$26	12/31/2012

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Hanlon Growth VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. — (continued)
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2011. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2010 were as follows:

Purchases of securities:
Long-term	$26,844
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	32,954
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provision taken for the open tax year (2009), or expected to be taken in the Fund’s 2010 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of issuance of the financial statements, and has determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Hanlon Growth VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Hanlon Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Hanlon Investment Management, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also contemplated the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
It was noted that in order for the Portfolio to be entitled to invest in the Vanguard exchange-traded funds (“ETFs”), the Board was required to consider whether the fees to be charged by TAM and the Sub-Adviser were duplicative of those to be charged by the manager of the Vanguard ETFs. It was noted that TAM will render “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the New Series’ performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it will utilize to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees to be charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the adviser to the underlying Vanguard ETFs in which the Portfolio will invest.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009, noting that the Portfolio’s inception date was May 1, 2009. The Board noted that the Portfolio’s performance was below the median for its peer universe for the period since inception. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the total expenses of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Hanlon Growth VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (CONTINUED)
(unaudited)
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Hanlon Managed Income VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (a)	Value	During Period (a)	Expense Ratio (c)

Transamerica Hanlon Managed Income VP
Initial Class	$1,000.00	$1,000.90	$4.96	$1,019.84	$5.01	1.00%
Service Class	1,000.00	1,000.00	6.20	1,018.60	6.26	1.25

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.

(c)	Expense ratios do not include expenses of the investment companies in which the fund invests.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

Asset Type	% of Net Assets

Capital Markets	88.9%
Securities Lending Collateral	11.9
Repurchase Agreement	11.6
Other Assets and Liabilities — Net	(12.4)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Hanlon Managed Income VP
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 88.9%
Capital Markets - 88.9%
iShares Barclays Credit Bond Fund	77,957	$8,134
iShares Barclays Intermediate Credit Bond Fund	77,183	8,127
iShares iBoxx Investment Grade Corporate Bond Fund ^	227,113	24,632
iShares S&P National Municipal Bond Fund	126,106	13,118
PowerShares DB U.S. Dollar Index Bullish Fund	311,361	7,803
SSC Government Money Market Fund	19,089,782	19,090
SSgA Money Market Fund	19,089,782	19,090
SSgA Prime Money Market Fund	19,089,782	19,090
State Street Institutional Liquid Reserves Fund	19,089,782	19,090
Vanguard Total Bond Market ETF	100,906	8,212

Total Investment Companies (cost $144,880)		146,386

SECURITIES LENDING COLLATERAL - 11.9%
Securities Lending Collateral - 11.9%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.25% ▲	19,684,705	19,685
Total Securities Lending Collateral (cost $19,685)

	Principal	Value

REPURCHASE AGREEMENT - 11.6%
State Street Bank & Trust Co. 0.00% ▲, dated 06/30/2010, to be repurchased at $19,090 on 07/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $19,473.	$19,090	19,090
Total Repurchase Agreement (cost $19,090)

Total Investment Securities (cost $183,655) #		185,161
Other Assets and Liabilities — Net		(20,427)

Net Assets		$164,734

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $19,278.

▲	Rate shown reflects the yield at 06/30/2010.

#	Aggregate cost for federal income tax purposes is $183,655. Aggregate gross and net unrealized appreciation for all securities in which there is an excess of value over tax cost was $1,506.
DEFINITIONS:

ETF	Exchange-Traded Fund
SSC	State Street Corporation
SSgA	State Street Global Advisors
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$146,386	$—	$—	$146,386
Cash & Cash Equivalent — Securities Lending Collateral	19,685	—	—	19,685
Cash & Cash Equivalent — Repurchase Agreement	—	19,090	—	19,090

Total	$166,071	$19,090	$—	$185,161

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Hanlon Managed Income VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investments in investment companies, at value (cost: $164,565) (including securities loaned of $19,278)	$166,071
Repurchase agreement, at value (cost: $19,090)	19,090
Receivables:
Shares sold	240
Interest	6
Income from loaned securities	10

185,417

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	568
Shares redeemed	251
Management and advisory fees	142
Distribution and service fees	28
Administration fees	3
Audit and tax fees	6
Payable for collateral for securities on loan	19,685

20,683

Net assets	$164,734

Net assets consist of:
Capital stock ($.01 par value)	$149
Additional paid-in capital	163,378
Undistributed net investment income	950
Accumulated net realized loss from investments in investment companies	(1,249)
Net unrealized appreciation (depreciation) on investments in investment companies	1,506

Net assets	$164,734

Net assets by class:
Initial Class	$26,024
Service Class	138,710
Shares outstanding:
Initial Class	2,344
Service Class	12,524
Net asset value and offering price per share:
Initial Class	$11.10
Service Class	11.08
STATEMENT OF OPERATIONS
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income from investment companies	$1,128
Interest income	15
Securities lending income (net)	10

1,153

Expenses:
Management and advisory	435
Printing and shareholder reports	1
Custody	8
Administration	10
Legal	1
Audit and tax	7
Trustees	1
Distribution and service:
Service Class	92
Other	— (a)

Total expenses	555

Recaptured expense	20

Net expenses	575

Net investment income	578

Net realized gain (loss) from:
Investments in investment companies	(1,858)

Net increase in unrealized appreciation (depreciation) on:
Investments in investment companies	1,431

Net realized and unrealized loss on investments in affiliated investment companies	(427)

Net increase In net assets resulting from operations	$151

(a)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Hanlon Managed Income VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2010	December 31,
	(unaudited)	2009(a)
From operations:
Net investment income	$578	$372
Net realized gain (loss) from investments in investment companies	(1,858)	609
Change in net unrealized appreciation (depreciation) on investments in investment companies	1,431	75

Net increase in net assets resulting from operations	151	1,056

Capital share transactions:
Proceeds from shares sold:
Initial Class	11,369	17,429
Service Class	126,373	20,050

	137,742	37,479

Cost of shares redeemed:
Initial Class	(3,164)	(632)
Service Class	(7,284)	(614)

	(10,448)	(1,246)

Net increase in net assets resulting from capital shares transactions	127,294	36,233

Net increase in net assets	127,445	37,289

Net assets:
Beginning of year	37,289	—

End of period/year	$164,734	$37,289

Undistributed net investment income	$950	$372

Share activity:
Shares issued:
Initial Class	1,025	1,663
Service Class	11,424	1,815

	12,449	3,478

Shares redeemed:
Initial Class	(285)	(59)
Service Class	(659)	(56)

	(944)	(115)

Net increase (decrease) in shares outstanding:
Initial Class	740	1,604
Service Class	10,765	1,759

	11,505	3,363

(a)	The Fund commenced operations on May 1, 2009.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Hanlon Managed Income VP
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2010)
For a share outstanding throughout each period

	Initial Class				Service Class
	Period ended		May 1 to Dec 31,		Period ended		May 1 to Dec 31,
	June 30, 2010		2009(a)		June 30, 2010		2009(a)
Net asset value
Beginning of period/year	$11.09		$10.00		$11.08		$10.00
Investment operations
Net investment income(b),(c)	0.08		0.35		0.06		0.39
Net realized and unrealized gain (loss)	(0.07)		0.74		(0.06)		0.69

Total operations	0.01		1.09		—		1.08

Net asset value
End of period/year	$11.10		$11.09		$11.08		$11.08

Total return(d)	0.09	%(e)	10.90	%(e)	—	%(e)	10.80	%(e)

Net assets end of period/year (000’s)	$26,024		$17,794		$138,710		$19,494
Ratio and supplemental data
Expenses to average net assets(f)
After reimbursement/recapture	1.00	%(g)	1.00	%(g)	1.25	%(g)	1.25	%(g)
Before reimbursement/recapture	0.96	%(g)	1.32	%(g)	1.21	%(g)	1.57	%(g)
Net investment income, to average net assets(c)	1.46	%(g)	4.90	%(g)	1.11	%(g)	5.29	%(g)
Portfolio turnover rate(h)	91	%(e)	99	%(e)	91	%(e)	99	%(e)

(a)	Commenced operations on May 1, 2009.

(b)	Calculated based on average number of shares outstanding.

(c)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests.

(d)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(e)	Not annualized.

(f)	Do not include expenses of the investment companies in which the fund invests.

(g)	Annualized.

(h)	Does not include the portfolio activity of the underlying funds.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Hanlon Managed Income VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Hanlon Managed Income VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
Commissions recaptured during the period ended June 30, 2010 of $15 , are included in net realized gain (loss) in the Statement of Operations.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from affiliated investment companies, if any, are recorded on the ex-dividend date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2010 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Hanlon Managed Income VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2010, is disclosed at the end of the Fund’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, and ML Life Insurance Company of New York.
Transamerica Asset Management, Inc. (“TAM”) is the Fund’s investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI.
Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $500 million	0.90%
Over $500 million up to $1 billion	0.875%
Over $1 billion	0.85%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Hanlon Managed Income VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. — (continued)
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
1.00% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended July 30, 2010, the amount recaptured by the adviser was $20. The following amounts were available for recapture at June 30, 2010:

	Reimbursement of	Available for Recapture
	Expenses	Through
Fiscal Year 2009:	$4	12/31/2012
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2011. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2010 were as follows:

Purchases of securities:
Long-term	$94,087
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	46,975
U.S. Government	—

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Hanlon Managed Income VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax positions taken for the open tax year (2009), or expected to be taken in the Fund’s 2010 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of issuance of the financial statements, and has determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Hanlon Managed Income VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Hanlon Managed Income VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Hanlon Investment Management, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements. The Trustees noted that TAM and the Sub-Adviser do not manage any comparable separate accounts. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also contemplated the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
It was noted that in order for the Portfolio to be entitled to invest in the Vanguard exchange-traded funds (“ETFs”), the Board was required to consider whether the fees to be charged by TAM and the Sub-Adviser were duplicative of those to be charged by the manager of the Vanguard ETFs. It was noted that TAM will render “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the New Series’ performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it will utilize to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees to be charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the adviser to the underlying Vanguard ETFs in which the Portfolio will invest.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009, noting that the Portfolio’s inception date was May 1, 2009. The Board noted that the Portfolio’s performance was in line with the median for its peer universe for the period since inception. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the total expenses of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Hanlon Managed Income VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (CONTINUED)
(unaudited)
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Index 100 VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized Expense
Fund Name	Account Value	Value	During Period (a)	Value	During Period (a)	Ratio (c)

Transamerica Index 100 VP
Initial Class	$1,000.00	$918.10	$1.90	$1,022.81	$2.01	0.40%
Service Class	1,000.00	917.20	3.09	1,021.57	3.26	0.65

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.

(c)	Expense ratios do not include expenses of the investment companies in which the fund invests.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Capital Markets	36.6%
Growth — Large Cap	26.1
Value — Large Cap	16.2
Region Fund — European	7.3
Repurchase Agreement	7.0
Emerging Market — Equity	6.3

% of Net
Asset Type (continued)	Assets

Securities Lending Collateral	4.9%
Growth — Small Cap	3.8
Region Fund — Asian Pacific	3.5
Other Assets and Liabilities — Net	(11.7)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Index 100 VP
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES — 99.8%
Capital Markets — 36.6%
Vanguard Europe Pacific	20,890	$611
Vanguard Index Stock Market	50,390	2,648
Emerging Market — Equity - 6.3%
Vanguard Emerging Markets ^	14,740	560
Growth — Large Cap - 26.1%
Vanguard Growth	30,830	1,500
Vanguard Large-Capital	17,510	821
Growth — Small Cap - 3.8%
Vanguard Small-Capital	5,980	338
Region Fund — Asian Pacific - 3.5%
Vanguard Pacific	6,530	311
Region Fund — European - 7.3%
Vanguard European	16,070	646
Value — Large Cap - 16.2%
Vanguard Value	32,240	1,439

Total Investment Companies (cost $9,701)		8,874

SECURITIES LENDING COLLATERAL - 4.9%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.25% ▲	432,140	432
Total Securities Lending Collateral (cost $432)

	Principal	Value
REPURCHASE AGREEMENT - 7.0%
State Street Bank & Trust Co. 0.00% ▲, dated 06/30/2010, to be repurchased at $624 on 07/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $640.	$624	624
Total Repurchase Agreement (cost $624)

Total Investment Securities (cost $10,757) #		9,930
Other Assets and Liabilities — Net		(1,041)

Net Assets		$8,889

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $424.

▲	Rate shown reflects the yield at 06/30/2010.

#	Aggregate cost for federal income tax purposes is $10,757. Aggregate gross/net unrealized depreciation for all securities in which there is an excess of tax cost over value was $827.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Investment Companies	$8,874	$—	$—	$8,874
Cash & Cash Equivalent — Repurchase Agreement	—	624	—	624
Cash & Cash Equivalent — Securities Lending Collateral	432	—	—	432
Total	$9,306	$624	$—	$9,930
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Index 100 VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $10,133) (including securities loaned of $424)	$9,306
Repurchase agreement, at value (cost: $624)	624
Receivables:
Shares sold	8

9,938

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	545
Shares redeemed	43
Management and advisory fees	2
Distribution and service fees	2
Printing and shareholder reports fees	10
Audit and tax fees	8
Other	7
Collateral for securities on loan	432

1,049

Net assets	$8,889

Net assets consist of:
Capital stock ($.01 par value)	$9
Additional paid-in capital	9,668
Undistributed net investment income	34
Undistributed (accumulated) net realized gain (loss) from investment securities	5
Net unrealized appreciation (depreciation) on:

Investment securities	(827)

Net assets	$8,889

Net assets by class:
Initial Class	$236
Service Class	8,653
Shares outstanding:
Initial Class	25
Service Class	920
Net asset value and offering price per share:
Initial Class	$9.42
Service Class	9.41
STATEMENT OF OPERATIONS
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income	$40
Interest income	—	(a)
Securities lending income (net)	—	(a)

	40

Expenses:
Management and advisory	7
Custody	8
Administration	—	(a)
Legal	—	(a)
Audit and tax	7
Trustees	—	(a)
Transfer agent	—	(a)
Distribution and service:
Service Class	5

Total expenses	27

Less waiver/reimbursement	(14)

Net expenses	13

Net investment income	27

Net realized gain (loss) on transactions from:
Investment securities	4

Net decrease in unrealized appreciation (depreciation) on:
Investment securities	(833)

Net realized and unrealized loss	(829)

Net decrease in net assets resulting from operations	$(802)

(a)	Rounds to less than $1.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Index 100 VP
STATEMENT OF CHANGES IN NET ASSETS
For the period or year ended:
(all amounts in thousands)

	June 30, 2010	December 31,
	(unaudited)	2009(a)
From operations:
Net investment income	$27	$7
Net realized gain (loss) from investment companies	4	1
Change in net unrealized appreciation (depreciation) on investment companies	(833)	6

Net increase (decrease) in net assets resulting from operations	(802)	14

Capital share transactions:
Proceeds from shares sold:
Initial Class	—	250
Service Class	9,912	633

	9,912	883

Cost of shares redeemed:
Service Class	(1,118)	—

Net increase in net assets from capital shares transactions	8,794	883

Net increase in net assets	7,992	897

Net assets:
Beginning of period/year	897	—

End of period/year	$8,889	$897

Undistributed net investment income	$34	$7

Share activity:
Shares issued:
Initial Class	—	25
Service Class	969	62

	969	87

Shares redeemed:
Service Class	(111)	—
Net increase (decrease) in shares outstanding:
Initial Class	—	25
Service Class	858	62

	858	87

(a)	Commenced operations on November 19, 2009.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Index 100 VP
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2010)
For a share outstanding throughout each period

	Initial Class
	Period ended		Nov 19 to Dec
	June 30, 2010		31, 2009(a)
Net asset value
Beginning of period/year	$10.26		$10.00
Investment operations
Net investment income(b),(c)	0.04		0.10
Net realized and unrealized gain (loss)	(0.88)		0.16

Total operations	(0.84)		0.26

Net asset value
End of period/year	$9.42		$10.26

Total return(d)	(8.19	)%(e)	2.60	%(e)

Net assets end of period/year (000’s)	$236		$257
Ratio and supplemental data
Expenses to average net assets(f)
After reimbursement/fee waiver	0.40	%(g)	0.40	%(g)
Before reimbursement/fee waiver	1.08	%(g)	61.05	%(g)
Net investment income, to average net assets(c)	0.87	%(g)	8.52	%(g)
Portfolio turnover rate(h)	8	%(e)	7	%(e)
For a share outstanding throughout each period

	Service Class
	Period ended		Nov 19 to Dec
	June 30, 2010		31, 2009(a)
Net asset value
Beginning of period/year	$10.26		$10.00
Investment operations
Net investment income(b),(c)	0.06		0.14
Net realized and unrealized gain (loss)	(0.91)		0.12

Total operations	(0.85)		0.26

Net asset value
End of period/year	$9.41		$10.26

Total return(d)	(8.28	)%(e)	2.60	%(e)

Net assets end of period/year (000’s)	$8,653		$640
Ratio and supplemental data
Expenses to average net assets(f)
After reimbursement/fee waiver	0.65	%(g)	0.65	%(g)
Before reimbursement/fee waiver	1.33	%(g)	61.30	%(g)
Net investment income, to average net assets(c)	1.25	%(g)	12.07	%(g)
Portfolio turnover rate(h)	8	%(e)	7	%(e)

(a)	Commenced operations on November 19, 2009.

(b)	Calculated based on average number of shares outstanding.

(c)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests.

(d)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(e)	Not annualized.

(f)	Does not include expenses of the investment companies in which the fund invests.

(g)	Annualized.

(h)	Does not include the portfolio activity of the underlying funds.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Index 100 VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Index 100 VP (the “Fund”) is part of TST.
The Fund currently offers two share classes; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2010 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2010.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from investment companies, if any, are recorded on the ex-dividend date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Index 100 VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reporting day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2010, is disclosed at the end of the Fund’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, and ML Life Insurance Company of New York.
Transamerica Asset Management, Inc. (“TAM”) is the Fund’s investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
AEGON USA Investment Management, LLC (“AUIM”) is both an affiliate of the Fund and sub-adviser of the Fund.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, AUIM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, AUIM, TFS, and TCI.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Index 100 VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
At the commencement of operations, TAM, an affiliate of the Fund, invested in the Fund. As of June 30, 2010, TAM had remaining investments in the Fund as follows:

	Market	% of Fund's
	Values	Net Assets
Initial Class	$236	2.65%
Service Class	235	2.64
		.
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $50 million	0.32%
Over $50 million up to $250 million	0.30%
Over $250 million	0.28%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
0.40% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2010, the amount reimbursed/waived by the adviser was $14. The following amounts were available for recapture at June 30, 2010:

	Reimbursement of	Available for Recapture
	Expenses	Through
Fiscal Year 2009	$40	12/31/2012
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2011. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Index 100 VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2010 were as follows:

Purchases of securities:
Long-term	$9,374
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	341
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax positions taken for the open tax year (2009), or expected to be taken in the Fund’s 2010 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Index 35 VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (a)	Value	During Period (a)	Expense Ratio (c)

Transamerica Index 35 VP
Initial Class	$1,000.00	$1,008.00	$1.84	$1,022.96	$1.86	0.37%
Service Class	1,000.00	1,007.00	3.09	1,021.72	3.11	0.62

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.

(c)	Expense ratios do not include expenses of the investment companies in which the fund invests.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Capital Markets	78.3%
Growth — Large Cap	8.5
Value — Large Cap	4.2
Repurchase Agreement	3.8
Growth — Small Cap	2.3
Emerging Market — Equity	2.2
Securities Lending Collateral	1.7
Region Fund — European	1.6
Region Fund — Asian Pacific	1.5
Other Assets and Liabilities — Net	(4.1)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Index 35 VP
SCHEDULE OF INVESTMENTS
At June 30,2010
(all amounts except share amounts In thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 98.6%
Capital Markets - 78.3%
Vanguard Europe Pacific	23,540	$688
Vanguard Index Stock Market	54,180	2,848
Vanguard Intermediate-Term Bond	56,360	4,717
Vanguard Long-Term Bond	18,420	1,523
Vanguard Short-Term Bond	89,860	7,279
Vanguard Total Bond Market ETF	55,670	4,530
Emerging Market — Equity - 2.2%
Vanguard Emerging Markets ^	15,850	602
Growth — Large Cap - 8.5%
Vanguard Growth	24,405	1,187
Vanguard Large-Capital	24,520	1,150
Growth — Small Cap - 2.3%
Vanguard Small-Capital ^	11,080	627
Region Fund — Asian Pacific - 1.5%
Vanguard Pacific	8,570	408
Region Fund — European - 1.6%
Vanguard European	10,790	434
Value — Large Cap - 4.2%
Vanguard Value	26,010	1,161

Total Investment Companies (cost $27,601)		27,154

SECURITIES LENDING COLLATERAL - 1.7%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.25% ▲	475,000	475

Total Securities Lending Collateral (cost $475)

	Principal	Value

REPURCHASE AGREEMENT - 3.8%
State Street Bank & Trust Co.
0.00% ▲, dated 06/30/2010, to be repurchased at $1,040 on 07/01/2010. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/15/2017, and with a total value of $1,065.	$1,040	1,040
Total Repurchase Agreement (cost $1,040)

Total Investment Securities (cost $29,116) #		28,669
Other Assets and Liabilities — Net		(1,116)

Net Assets		$27,553

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $466.

▲	Rate shown reflects the yield at 06/30/2010.

#	Aggregate cost for federal income tax purposes is $29,116. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $405 and $852, respectively. Net unrealized depreciation for tax purposes is $447.
DEFINITION:
ETF       Exchange Traded Fund
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total

Investment Companies	$27,154	$—	$—	$27,154

Cash & Cash Equivalent — Repurchase Agreement	—	1,040	—	1,040

Cash & Cash Equivalent — Securities Lending Collateral	475	—	—	475

Total	$27,629	$1,040	$—	$28,669

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Index 35 VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment companies, at value (cost: $28,076) (including securities loaned of $466)	$27,629
Repurchase agreement, at value (cost: $1,040)	1,040
Receivables:
Investment securities sold	18
Shares sold	262

28,949

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	889
Shares redeemed	1
Management and advisory fees	6
Distribution and service fees	5
Printing and shareholder reports fees	7
Audit and tax fees	8
Other	5
Collateral for securities on loan	475

1,396

Net assets	$27,553

Net assets consist of:
Capital stock ($.01 par value)	$27
Additional paid-in capital	27,852
Undistributed net investment income	120
Undistributed (accumulated) net realized gain (loss) from investment companies	1
Net unrealized appreciation (depreciation) on:
Investment companies	(447)

Net assets	$27,553

Net assets by class:
Initial Class	$252
Service Class	27,301
Shares outstanding:
Initial Class	25
Service Class	2,711
Net asset value and offering price per share:
Initial Class	$10.08
Service Class	10.07
STATEMENT OF OPERATIONS
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income	$147
Interest income	—	(a)
Securities lending income (net)	—	(a)

	147

Expenses:
Management and advisory	19
Custody	11
Administration	1
Legal	—	(a)
Audit and tax	6
Trustees	—	(a)
Transfer agent	—	(a)
Distribution and service:
Service Class	15

Total expenses	52

Less waiver	(15)

Net expenses	37

Net investment income	110

Net realized gain (loss) on transactions from:
Investment securities	1

Net decrease in unrealized appreciation (depreciation) on:
Investment securities	(433)
Net realized and unrealized loss	(432)

Net decrease in net assets resulting from operations	$(322)

(a)	Rounds to less than $1.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Index 35 VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts In thousands)

	June 30, 2010	December 31,
	(unaudited)	2009(a)

From operations:
Net investment income	$110	$10
Net realized gain (loss) from investment companies	1	—
Change in net unrealized appreciation (depreciation) on investment companies	(433)	(14)

Net decrease in net assets resulting from operations	(322)	(4)

Capital share transactions:
Proceeds from shares sold:
Initial Class	—	250
Service Class	26,695	1,764

	26,695	2,014

Cost of shares redeemed:
Service Class	(825)	(5)

Net increase in net assets from capital shares transactions	25,870	2,009

Net increase in net assets	25,548	2,005

Net assets:
Beginning of period/year	2,005	—

End of period/year	$27,553	$2,005

Undistributed net investment income	$120	$10

Share activity:
Shares issued:
Initial Class	—	25
Service Class	2,617	176

	2,617	201

Shares redeemed:
Service Class	(81)	(1)

Net increase (decrease) in shares outstanding:
Initial Class	—	25
Service Class	2,536	175

	2,536	200

(a)	Commenced operations on November 19, 2009.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Index 35 VP
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2010)
For a share outstanding throughout each period

	Initial Class				Service Class
	Period ended		Nov 19 to Dec 31,		Period ended		Nov 19 to Dec
	June 30, 2010		2009(a)		June 30, 2010		31, 2009(a)
Net asset value
Beginning of period/year	$10.00		$10.00		$10.00		$10.00
Investment operations
Net investment income(b),(c)	0.10		0.07		0.09		0.10
Net realized and unrealized loss	(0.02)		(0.07)		(0.02)		(0.10)

Total operations	0.08		10.00		0.07		10.00

Net asset value
End of period/year	$10.08		$10.00		$10.07		$10.00

Total return(d)	0.80	%(e)	–	%(e)	0.70	%(e)	–	%(e)

Net assets end of period/year (000’s)	$252		$250		$27,301		$1,755
Ratio and supplemental data
Expenses to average net assets(f)
After reimbursement/fee waiver	0.37	%(g)	0.37	%(g)	0.62	%(g)	0.62	%(g)
Before reimbursement/fee waiver	0.62	%(g)	27.72	%(g)	0.87	%(g)	27.97	%(g)
Net investment income, to average net assets(c)	1.91	%(g)	5.92	%(g)	1.81	%(g)	8.60	%(g)
Portfolio turnover rate(h)	3	%(e)	1	%(e)	3	%(e)	1	%(e)

(a)	Commenced operations on November 19, 2009.

(b)	Calculated based on average number of shares outstanding.

(c)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests.

(d)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(e)	Not annualized.

(f)	Do not include expenses of the investment companies in which the fund invests.

(g)	Annualized.

(h)	Does not include the portfolio activity of the underlying funds.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Index 35 VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Index 35 VP (the “Fund”) is part of TST.
The Fund currently offers two share classes; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2010 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2010.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from investment companies, if any, are recorded on the ex-dividend date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Index 35 VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reporting day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.
The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2010, is disclosed at the end of the Fund’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, and ML Life Insurance Company of New York.
Transamerica Asset Management, Inc. (“TAM”) is the Fund’s investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
AEGON USA Investment Management, LLC (“AUIM”) is both an affiliate of the Fund and sub-adviser of the Fund.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, AUIM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, AUIM, TFS, and TCI.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Index 35 VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. – (continued)
At the commencement of operations, TAM, an affiliate of the Fund, invested in the Fund. As of June 30, 2010, TAM had remaining investments in the Fund as follows:

	Market	% of Fund’s
	Value	Net Assets

Initial Class	$252	0.91%
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $50 million	0.32%
Over $50 million up to $250 million	0.30%
Over $250 million	0.28%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
0.37% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain ordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2010, the amount reimbursed/waived by the adviser was $15. The following amounts were available for recapture at June 30, 2010:

	Reimbursement of	Available for Recapture
	Expenses	Through

Fiscal Year 2009	$34	12/31/2012
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2011. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Index 35 VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2010 were as follows:

Purchases of securities:
Long-term	$25,984
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	335
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.
The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax positions taken for the open tax year (2009), or expected to be taken in the Fund’s 2010 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Index 50 VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (a)	Value	During Period (a)	Expense Ratio (c)

Transamerica Index 50 VP
Initial Class	$1,000.00	$986.50	$1.82	$1,022.96	$1.86	0.37%
Service Class	1,000.00	984.40	3.05	1,021.72	3.11	0.62

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.

(c)	Expense ratios do not include expenses of the investment companies in which the fund invests.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Capital Markets	70.4%
Growth — Large Cap	12.0
Value — Large Cap	6.3
Emerging Market — Equity	3.5
Securities Lending Collateral	3.3
Region Fund — European	3.2
Growth — Small Cap	2.4
Region Fund — Asian Pacific	1.9
Repurchase Agreement	1.2
Other Assets and Liabilities — Net	(4.2)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Index 50 VP
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 99.7%
Capital Markets - 70.4%
Vanguard Europe Pacific	350,950	$10,262
Vanguard Index Stock Market	706,940	37,157
Vanguard Total Bond Market ETF Λ	1,562,244	127,134
Emerging Market — Equity - 3.5%
Vanguard Emerging Markets Λ	230,498	8,757
Growth — Large Cap - 12.0%
Vanguard Growth	312,643	15,207
Vanguard Large-Capital	311,161	14,590
Growth — Small Cap - 2.4%
Vanguard Small-Capital	104,780	5,931
Region Fund — Asian Pacific - 1.9%
Vanguard Pacific	99,633	4,739
Region Fund — European - 3.2%
Vanguard European	196,837	7,911
Value — Large Cap - 6.3%
Vanguard Value	348,226	15,545

Total Investment Companies (cost $242,232)		247,233

SECURITIES LENDING COLLATERAL - 3.3%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.25% ▲	8,123,383	8,123

Total Securities Lending Collateral (cost $8,123)

	Principal	Value

REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co. 0.00% ▲, dated 06/30/2010, to be repurchased at $3,057 on 07/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $3,120.	$3,057	3,057
Total Repurchase Agreement (cost $3,057)

Total Investment Securities (cost $253,412) #		258,413
Other Assets and Liabilities — Net		(10,486)

Net Assets		$247,927

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $7,961.

▲	Rate shown reflects the yield at 06/30/2010.

#	Aggregate cost for federal income tax purposes is $253,412. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $7,146 and $2,145, respectively. Net unrealized appreciation for tax purposes is $5,001.
DEFINITION:

ETF	Exchange Traded Fund
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total

Investment Companies	$247,233	$–	$–	$247,233
Cash & Cash Equivalent — Repurchase Agreement	–	3,057	–	3,057
Cash & Cash Equivalent — Securities Lending Collateral	8,123	–	–	8,123
Total	$255,356	$3,057	$–	$258,413

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Index 50 VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment companies, at value (cost: $250,355)	$255,356
(including securities loaned of $7,961)
Repurchase agreement, at value (cost: $3,057)	3,057
Receivables:
Investment securities sold	592
Shares sold	274

259,279

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	3,054
Shares redeemed	15
Management and advisory fees	89
Distribution and service fees	56
Administration fees	4
Printing and shareholder reports fees	1
Audit and tax fees	8
Other	2

Collateral for securities on loan	8,123

11,352

Net assets	$247,927

Net assets consist of:
Capital stock ($.01 par value)	$262
Additional paid-in capital	233,600
Undistributed net investment income	4,700
Undistributed (accumulated) net realized gain (loss) from investment companies	4,364
Net unrealized appreciation (depreciation) on:
Investment companies	5,001

Net assets	$247,927

Net assets by class:
Initial Class	$570
Service Class	247,357
Shares outstanding:
Initial Class	60
Service Class	26,185
Net asset value and offering price per share:
Initial Class	$9.50
Service Class	9.45

STATEMENT OF OPERATIONS
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income	$2,363
Interest income	— (a)
Securities lending income (net)	— (a)

2,363

Expenses:
Management and advisory	331
Printing and shareholder reports	2
Custody	12
Administration	22
Legal	2
Audit and tax	7
Trustees	3
Transfer agent	1
Distribution and service:
Service Class	271
Other	1

Total expenses	652

Recaptured expense	22

Net expenses	674

Net investment income	1,689

Net realized gain (loss) on transactions from:
Investment securities	2,828

Net decrease in unrealized appreciation (depreciation) on:
Investment securities	(9,482)

Net realized and unrealized loss	(6,654)

Net decrease in net assets resulting from operations	$(4,965)

(a)	Rounds to less than $1.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Index 50 VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2010	December 31,
	(unaudited)	2009
From operations:
Net investment income	$1,689	$3,016
Net realized gain (loss) from investment companies	2,828	2,029
Change in net unrealized appreciation (depreciation) on investment companies	(9,482)	14,957

Net increase (decrease) in net assets resulting from operations	(4,965)	20,002

Distributions to shareholders:
From net investment income:
Initial Class	—	(1)
Service Class	—	(338)

Total distributions to shareholders	—	(339)

Capital share transactions:
Proceeds from shares sold:
Initial Class	267	261
Service Class	75,621	159,370

	75,888	159,631

Dividends and distributions reinvested:
Initial Class	—	1
Service Class	—	338

	—	339

Cost of shares redeemed:
Initial Class	(63)	(235)
Service Class	(14,754)	(10,363)

	(14,817)	(10,598)

Net increase in net assets from capital shares transactions	61,071	149,372

Net increase in net assets	56,106	169,035

Net assets:
Beginning of period/year	191,821	22,786

End of period/year	$247,927	$191,821

Undistributed net investment income	$4,700	$3,011

Share activity:
Shares issued:
Initial Class	28	30
Service Class	7,754	18,389

	7,782	18,419

Shares issued-reinvested from distributions:
Initial Class	—	— (a)
Service Class	—	37

	—	37

Shares redeemed:
Initial Class	(7)	(29)
Service Class	(1,520)	(1,190)

	(1,527)	(1,219)

Net increase (decrease) in shares outstanding:
Initial Class	21	1
Service Class	6,234	17,236

	6,255	17,237

(a)	Rounds to less than 1 share.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Index 50 VP
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2010)
For a share outstanding throughout each period

			Initial Class
	Period ended		December 31,	May 1 to Dec(a)
	June 30, 2010		2009	31, 2008(a)
Net asset value
Beginning of period/year	$9.63		$8.28	$10.00
Investment operations
Net investment income(b),(c)	0.09		0.26	0.25
Net realized and unrealized gain (loss)	(0.22)		1.12	(1.97)

Total operations	(0.13)		1.38	(1.72)

Distributions
From net investment income	—		(0.03)	—

Total distributions	—		(0.03)	—

Net asset value
End of period/year	$9.50		$9.63	$8.28

Total return(d)	(1.35	)%(e)	16.62%	(17.20	)%(e)

Net assets end of period/year (000’s)	$570		$378	$315
Ratio and supplemental data
Expenses to average net assets(f)
After reimbursement/recapture	0.37	%(g)	0.37%	0.37	%(g)
Before reimbursement/recapture	0.35	%(g)	0.38%	1.23	%(g)
Net investment income, to average net assets(c)	1.87	%(g)	2.91%	4.21	%(g)
Portfolio turnover rate(h)	7	%(e)	27%	17	%(e)
For a share outstanding throughout each period

			Service Class
	Period ended		December 31,	May 1 to Dec(a)
	June 30, 2010		2009	31, 2008(a)
Net asset value
Beginning of period/year	$9.60		$8.26	$10.00
Investment operations
Net investment income(b),(c)	0.07		0.28	0.38
Net realized and unrealized gain (loss)	(0.22)		1.08	(2.12)

Total operations	(0.15)		1.36	(1.74)

Distributions
From net investment income	—		(0.02)	—

Total distributions	—		(0.02)	—

Net asset value
End of period/year	$9.45		$9.60	$8.26

Total return(d)	(1.56	)%(e)	16.53%	(17.40	)%(e)

Net assets end of period/year (000’s)	$247,357		$191,443	$22,471
Ratio and supplemental data
Expenses to average net assets(f)
After reimbursement/fee waiver	0.62	%(g)	0.62%	0.62	%(g)
Before reimbursement/fee waiver	0.60	%(g)	0.63%	1.48	%(g)
Net investment income, to average net assets(c)	1.54	%(g)	3.09%	7.06	%(g)
Portfolio turnover rate(h)	7	%(e)	27%	17	%(e)

(a)	Commenced operations on May 1, 2008.

(b)	Calculated based on average number of shares outstanding.

(c)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests.

(d)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(e)	Not annualized.

(f)	Does not include expenses of the investment companies in which the fund invests.

(g)	Annualized.

(h)	Does not include the portfolio activity of the underlying funds.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Index 50 VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Index 50 VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and pursuant to the terms of the repurchase agreement, must be collaterized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2010 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2010.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from investment companies, if any, are recorded on the ex-dividend date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Index 50 VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2010, is disclosed at the end of the Fund’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, and ML Life Insurance Company of New York.
Transamerica Asset Management, Inc. (“TAM”) is the Fund’s investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
AEGON USA Investment Management, LLC (“AUIM”) is both an affiliate of the Fund and is sub-adviser of the Fund.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, AUIM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, AUIM, TFS, and TCI.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Index 50 VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
At the commencement of operations, TAM, an affiliate of the Fund, invested in the Fund. As of June 30, 2010, TAM had remaining investments in the Fund as follows:

	Market	% of Fund’s
	Value	Net Assets
Initial Class	$238	0.10%
Service Class	237	0.10
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $50 million	0.32%
Over $50 million up to $250 million	0.30%
Over $250 million	0.28%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
0.37% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2010, the amount recaptured by the adviser was $22. The following amounts were available for recapture at June 30, 2010:

	Reimbursement of	Available for Recapture
	Expenses	Through
Fiscal Year 2009	$14	12/31/2012
Fiscal Year 2008	19	12/31/2011
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2011. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Index 50 VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2010 were as follows:

Purchases of securities:
Long-term	$78,110
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	14,664
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax positions taken for all open tax years (2008 — 2009), or expected to be taken in the Fund’s 2010 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Index 50 VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Index 50 VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and AEGON USA Investment Management, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Board also contemplated the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009, noting that the Portfolio’s inception date was May 1, 2008. The Board noted that the Portfolio’s performance was below the median for its peer universe for the past 1-year period. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Portfolio’s contractual management fee and total expenses were below the medians for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Index 50 VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (unaudited)
(continued)
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Index 75 VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (a)	Value	During Period (a)	Expense Ratio (c)

Transamerica Index 75 VP
Initial Class	$1,000.00	$952.30	$1.60	$1,023.16	$1.66	0.33%
Service Class	1,000.00	952.00	2.81	1,021.92	2.91	0.58

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.

(c)	Expense ratios do not include expenses of the investment companies in which the fund invests.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

Asset Type	% of Net Assets

Capital Markets	52.2%
Growth — Large Cap	18.7
Value — Large Cap	11.4
Region Fund — European	5.8
Emerging Market — Equity	5.5
Securities Lending Collateral	5.3
Growth — Small Cap	3.3
Region Fund — Asian Pacific	2.7
Repurchase Agreement	1.2
Other Assets and Liabilities — Net	(6.1)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Index 75 VP
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 99.6%
Capital Markets - 52.2%
Vanguard Europe Pacific	956,540	$27,969
Vanguard Index Stock Market Λ	2,004,660	105,365
Vanguard Total Bond Market ETF	1,610,981	131,101
Emerging Market — Equity - 5.5%
Vanguard Emerging Markets Λ	728,820	27,688
Growth — Large Cap - 18.7%
Vanguard Growth	1,260,977	61,334
Vanguard Large-Capital	705,624	33,087
Growth — Small Cap - 3.3%
Vanguard Small-Capital Λ	291,670	16,509
Region Fund — Asian Pacific - 2.7%
Vanguard Pacific	292,434	13,908
Region Fund — European - 5.8%
Vanguard European	723,690	29,085
Value — Large Cap - 11.4%
Vanguard Value	1,288,233	57,507

Total Investment Companies (cost $481,326)		503,553

SECURITIES LENDING COLLATERAL - 5.3%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.25% ▲	26,649,390	26,649
Total Securities Lending Collateral (cost $26,649)

	Principal	Value

REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co. 0.00% ▲, dated 06/30/2010, to be repurchased at $6,265 on 07/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.38%, due 09/17/2010, and with a value of $6,393.	$6,265	6,265
Total Repurchase Agreement (cost $6,265)

Total Investment Securities (cost $514,240) #		536,467
Other Assets and Liabilities — Net		(30,694)

Net Assets		$505,773

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $26,122.

▲	Rate shown reflects the yield at 06/30/2010.

#	Aggregate cost for federal income tax purposes is $514,240. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $23,735 and $1,508, respectively. Net unrealized appreciation for tax purposes is $22,227.
DEFINITION:
ETF            Exchange Traded Fund
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Investment Companies	$503,553	$—	$—	$503,553
Cash & Cash Equivalent — Repurchase Agreement	—	6,265	—	6,265
Cash & Cash Equivalent — Securities Lending Collateral	26,649	—	—	26,649
Total	$530,202	$6,265	$—	$536,467

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Index 75 VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment companies, at value (cost: $507,975)	$530,202
(including securities loaned of $26,122)
Repurchase agreement, at value (cost: $6,265)	6,265
Receivables:
Investment securities sold	1,529
Shares sold	951

538,947

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	6,142
Shares redeemed	112
Management and advisory fees	137
Distribution and service fees	115
Administration fees	9
Printing and shareholder reports fees	2
Audit and tax fees	8
Collateral for securities on loan	26,649

33,174

Net assets	$505,773

Net assets consist of:
Capital stock ($.01 par value)	$594
Additional paid-in capital	472,217
Undistributed net investment income	9,197
Undistributed (accumulated) net realized gain (loss) from investment companies	1,538
Net unrealized appreciation (depreciation) on:
Investment companies	22,227

Net assets	$505,773

Net assets by class:
Initial Class	$1,188
Service Class	504,585
Shares outstanding:
Initial Class	139
Service Class	59,250
Net asset value and offering price per share:
Initial Class	$8.58
Service Class	8.52
STATEMENT OF OPERATIONS
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income	$4,083
Interest income	— (a)
Securities lending income (net)	— (a)

4,083

Expenses:
Management and advisory	697
Printing and shareholder reports	3
Custody	15
Administration	47
Legal	5
Audit and tax	7
Trustees	6
Transfer agent	2
Distribution and service:
Service Class	594
Other	3

Total expenses	1,379

Recaptured expense	3

Net expenses	1,382

Net investment income	2,701

Net realized gain (loss) on transactions from:
Investment companies	3,788

Net decrease in unrealized appreciation (depreciation) on:
Investment companies	(33,271)

Net realized and unrealized loss	(29,483)

Net decrease in net assets resulting from operations	$(26,782)

(a)	Rounds to less than $1.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Index 75 VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2010	December 31,
	(unaudited)	2009
From operations:
Net investment income	$2,701	$6,509
Net realized gain (loss) from investment companies	3,788	(1,678)
Change in net unrealized appreciation (depreciation) on investment companies	(33,271)	61,004

Net increase (decrease) in net assets resulting from operations	(26,782)	65,835

Distributions to shareholders:
From net investment income:
Initial Class	—	2
Service Class	—	(1,073)

	—	(1,075)

From net realized gains:
Initial Class	—	— (a)
Service Class	—	(2)

	—	(2)

Total distributions to shareholders	—	(1,077)

Capital share transactions:
Proceeds from shares sold:
Initial Class	277	691
Service Class	112,952	326,168

	113,229	326,859

Dividends and distributions reinvested:
Initial Class	—	2
Service Class	—	1,075

	—	1,077

Cost of shares redeemed:
Initial Class	(47)	(2,206)
Service Class	(13,037)	(17,564)

	(13,084)	(19,770)

Net increase in net assets from capital shares transactions	100,145	308,166

Net increase in net assets	73,363	372,924

Net assets:
Beginning of period/year	432,410	59,486

End of period/year	$505,773	$432,410

Undistributed net investment income	$9,197	$6,496

Share activity:
Shares issued:
Initial Class	31	84

Service Class	12,485	42,613

	12,516	42,697

Shares issued-reinvested from distributions:
Initial Class	—	— (b)
Service Class	—	128

	—	128

Shares redeemed:
Initial Class	(5)	(284)
Service Class	(1,438)	(2,373)

	(1,443)	(2,657)

Net increase (decrease) in shares outstanding:
Initial Class	26	(200)
Service Class	11,047	40,368

	11,073	40,168

(a)	Rounds to less than ($1).

(b)	Rounds to less than 1 share.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Index 75 VP
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2010)
For a share outstanding throughout each period

			Initial Class
	Period ended		December 31,	May 1 to Dec
	June 30, 2010		2009	31, 2008(a)
Net asset value
Beginning of period/year	$9.01		$7.31	$10.00
Investment operations
Net investment income(b),(c)	0.06		0.16	0.33
Net realized and unrealized gain (loss)	(0.49)		1.57	(3.02)

Total operations	(0.43)		1.73	(2.69)

Distributions
From net investment income	—		(0.03)	—
From net realized gains	—		— (d)	—

Total distributions	—		(0.03)	—

Net asset value
End of period/year	$8.58		$9.01	$7.31

Total return(e)	(4.77	)%(f)	23.68%	(26.90	)%(f)

Net assets end of period/year (000’s)	$1,188		$1,016	$2
Ratio and supplemental data
Expenses to average net assets(g)
After reimbursement/fee waiver	0.33	%(h)	0.37%	0.37	%(h)
Before reimbursement/fee waiver	0.33	%(h)	0.35%	0.67	%(h)
Net investment income, to average net assets(c)	1.40	%(h)	2.17%	6.63	%(h)
Portfolio turnover rate(i)	4	%(f)	24%	11	%(f)
For a share outstanding throughout each period

			Service Class
	Period ended		December 31,	May 1 to Dec(a)
	June 30, 2010		2009	31, 2008(a)
Net asset value
Beginning of period/year	$8.95		$7.29	$10.00
Investment operations
Net investment income(b), (c)	0.05		0.23	0.38
Net realized and unrealized gain (loss)	(0.48)		1.46	(3.09)

Total operations	(0.43)		1.69	(2.71)

Distributions
From net investment income	—		(0.03)	—
From net realized gains	—		— (d)	—

Total distributions	—		(0.03)	—

Net asset value
End of period/year	$8.52		$8.95	$7.29

Total return(e)	(4.80	)%(f)	23.18%	(27.10	)%(f)

Net assets end of period/year (000’s)	$504,585		$431,394	$57
Ratio and supplemental data
Expenses to average net assets(g)
After reimbursement/fee waiver	0.58	%(h)	0.62%	0.62	%(h)
Before reimbursement/fee waiver	0.58	%(h)	0.60%	0.92	%(h)
Net investment income, to average net assets(c)	1.13	%(h)	2.75%	7.71	%(h)
Portfolio turnover rate(i)	4	%(f)	24%	11	%(f)

(a)	Commenced operations on May 1, 2008.

(b)	Calculated based on average number of shares outstanding.

(c)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests.

(d)	Rounds to less than $(.01) per share.

(e)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(f)	Not annualized.

(g)	Does not include expenses of the investment companies in which the fund invests.

(h)	Annualized.

(i)	Does not include the portfolio activity of the underlying funds.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Index 75 VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Index 75 VP (the “Fund”) is part of TST.
The Fund currently offers two share classes; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and pursuant to the terms of the repurchase agreement, must be collaterized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2010 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2010.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from investment companies, if any, are recorded on the ex-dividend date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Index 75 VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reporting day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2010, is disclosed at the end of the Fund’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, and ML Life Insurance Company of New York.
Transamerica Asset Management, Inc. (“TAM”) is the Fund’s investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
AEGON USA Investment Management, LLC (“AUIM”) is both an affiliate of the Fund and is sub-adviser of the Fund.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, AUIM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, AUIM, TFS, and TCI.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Index 75 VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
At the commencement of operations, TAM, an affiliate of the Fund, invested in the Fund. As of June 30, 2010, TAM had remaining investments in the Fund as follows:

	Market	% of Fund's
	Values	Net Assets
Initial Class	$215	0.04%
Service Class	214	0.04
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $50 million	0.32%
Over $50 million up to $250 million	0.30%
Over $250 million	0.28%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
0.37% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2010, the amount recaptured by the adviser was $3. There are no amounts available for recapture as of June 30, 2010.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2011. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Index 75 VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2010 were as follows:

Purchases of securities:
Long-term	$122,223
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	18,446
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax positions taken for all open tax years (2008 — 2009), or expected to be taken in the Fund’s 2010 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Index 75 VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Index 75 VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and AEGON USA Investment Management, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Board also contemplated the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009, noting that the Portfolio’s inception date was May 1, 2008. The Board noted that the Portfolio’s performance was below the median for the past 1-year period. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Portfolio’s contractual management fee and total expenses were below the medians for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Index 75 VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (unaudited)
(continued)
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica International Moderate Growth VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (a)	Value	During Period (a)	Expense Ratio (c)

Transamerica International Moderate Growth VP
Initial Class	$1,000.00	$936.50	$0.62	$1,024.15	$0.65	0.13%
Service Class	1,000.00	936.00	1.82	1,022.91	1.91	0.38

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.

(c)	Expense ratios do not include expenses of the investment companies in which the fund invests.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Global/International Stocks	61.4%
Bonds	26.8
Tactical and Specialty	6.6
Inflation-Protected Securities	5.2
Other Assets and Liabilities — net	(0.0) *

Total	100.0%

*	Rounds to less than (0.1%).

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica International Moderate Growth VP
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 100.0%
Bonds - 26.8%
Transamerica JPMorgan Core Bond €	3,171,024	$32,757
Transamerica PIMCO Total Return VP Ж	4,228,504	50,403
Transamerica Short-Term Bond €	2,858,685	29,130
Global/International Stocks — 61.4%
Transamerica AllianceBernstein International Value €	7,075,652	46,416
Transamerica MFS International Equity €	9,887,663	74,355
Transamerica Neuberger Berman International €	5,024,524	36,679
Transamerica Schroders International Small Cap €	3,615,655	28,347
Transamerica Thornburg International Value €	7,820,647	72,106
Inflation-Protected Securities - 5.2%
Transamerica PIMCO Real Return TIPS €	2,000,996	21,931
Tactical and Specialty - 6.6%
Transamerica Clarion Global Real Estate Securities VP ‡ Ж	791,068	7,642
Transamerica Loomis Sayles Bond €	1,949,213	20,077

Total Investment Companies (cost $468,998) #		419,843
Other Assets and Liabilities — Net		(99)

Net Assets		$419,744

NOTES TO SCHEDULE OF INVESTMENTS:

€	The fund invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

Ж	The fund invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $468,998. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $7,201 and $56,356, respectively. Net unrealized depreciation for tax purposes is $49,155.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$419,843	$—	$—	$419,843
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica International Moderate Growth VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investments in affiliated investment companies at value (cost: $468,998)	$419,843
Receivables:
Investment securities sold	225
Shares sold	34
Dividends	53
Other	2

420,157

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	259
Management and advisory fees	38
Distribution and service fees	92
Administration fees	5
Audit and tax fees	7
Printing and shareholder reports fees	12

413

Net assets	$419,744

Net assets consist of:
Capital stock ($.01 par value)	$531
Additional paid-in capital	513,060
Undistributed net investment income	12,147
Undistributed (accumulated) net realized gain (loss) from investments in affiliated investment companies	(56,839)
Net unrealized appreciation (depreciation) on investments in affiliated investment companies	(49,155)

Net assets	$419,744

Net assets by class:
Initial Class	$17,850
Service Class	401,894
Shares outstanding:
Initial Class	2,243
Service Class	50,896
Net asset value and offering price per share:
Initial Class	$7.96
Service Class	7.90
STATEMENT OF OPERATIONS
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income from affiliated investment companies	$1,430

Expenses:
Management and advisory	218
Printing and shareholder reports	14
Custody	8
Administration	27
Legal	6
Audit and tax	7
Trustees	6
Transfer agent	2
Distribution and service:
Service Class	522
Other	— (a)

Total expenses	810

Net investment income	620

Net realized gain (loss) from:
Investments in affiliated investment companies	(16,051)

Net decrease in unrealized appreciation (depreciation) on:
Investments in affiliated investment companies	(14,232)

Net realized and unrealized loss on investments in affiliated investment companies	(30,283)

Net decrease In net assets resulting from operations	$(29,663)

(a)	Rounds to less than $1.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica International Moderate Growth VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2010	December 31,
	(unaudited)	2009
From operations:
Net investment income	$620	$11,526
Net realized gain (loss) from investments in affiliated investment companies	(16,051)	(28,781)
Change in net unrealized appreciation (depreciation) on investments in affiliated investment companies	(14,232)	107,321

Net increase (decrease) in net assets resulting from operations	(29,663)	90,066

Distributions to shareholders:
From net investment income:
Initial Class	—	(442)
Service Class	—	(8,449)

Total distributions to shareholders	—	(8,891)

Capital share transactions:
Proceeds from shares sold:
Initial Class	1,857	4,437
Service Class	35,367	117,423

	37,224	121,860

Dividends and distributions reinvested:
Initial Class	—	442
Service Class	—	8,449

	—	8,891

Cost of shares redeemed:
Initial Class	(2,205)	(4,458)
Service Class	(27,444)	(36,703)

	(29,649)	(41,161)

Net increase in net assets resulting from capital shares transactions	7,575	89,590

Net increase (decrease) in net assets	(22,088)	170,765

Net assets:
Beginning of period/year	441,832	271,067

End of period/year	$419,744	$441,832

Undistributed net investment income	$12,147	$11,527

Share activity:
Shares issued:
Initial Class	219	591
Service Class	4,205	16,016

	4,424	16,607

Shares issued-reinvested from distributions:
Initial Class	—	56
Service Class	—	1,068

	—	1,124

Shares redeemed:
Initial Class	(262)	(621)
Service Class	(3,351)	(5,321)

	(3,613)	(5,942)

Net increase (decrease) in shares outstanding:
Initial Class	(43)	26
Service Class	854	11,763

	811	11,789

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica International Moderate Growth VP
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2010)
For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,				May 1 to Dec
	June 30, 2010		2009	2008	2007		31, 2006(a)
Net asset value
Beginning of period/year	$8.50		$6.72	$11.12	$10.43		$10.00
Investment operations
Net investment income(b),(c)	0.02		0.25	0.26	0.56		0.85
Net realized and unrealized gain (loss)	(0.56)		1.73	(4.14)	0.34		(0.42)

Total operations	(0.54)		1.98	(3.88)	0.90		0.43

Distributions
From net investment income	—		(0.20)	(0.21)	(0.13)		—
From net realized gains	—		—	(0.31)	(0.08)		—

Total distributions	—		(0.20)	(0.52)	(0.21)		—

Net asset value
End of period/year	$7.96		$8.50	$6.72	$11.12		$10.43

Total return(d)	(6.35	)%(e)	29.69%	(36.12)%	8.69%		4.30	%(e)

Net assets end of period/year (000’s)	$17,850		$19,430	$15,195	$24,495		$7,516
Ratio and supplemental data
Expenses to average net assets(f)
After reimbursement/fee waiver	0.13	%(g)	0.14%	0.15%	0.19	%(h)	0.25	%(g)
Before reimbursement/fee waiver	0.13	%(g)	0.14%	0.15%	0.19	%(h)	0.39	%(g)
Net investment income, to average net assets(c)	0.52	%(g)	3.43%	2.76%	5.05%		2.92	%(g)
Portfolio turnover rate(i)	13	%(e)	31%	19%	1%		1	%(e)
For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,				May 1 to Dec
	June 30, 2010		2009	2008	2007		31, 2006(a)
Net asset value
Beginning of period/year	$8.44		$6.68	$11.08	$10.41		$10.00
Investment operations
Net investment income(b),(c)	0.01		0.25	0.28	0.57		0.84
Net realized and unrealized gain (loss)	(0.55)		1.70	(4.17)	0.31		(0.43)

Total operations	(0.54)		1.95	(3.89)	0.88		0.41

Distributions
From net investment income	—		(0.19)	(0.20)	(0.13)		—
From net realized gains	—		—	(0.31)	(0.08)		—

Total distributions	—		(0.19)	(0.51)	(0.21)		—

Net asset value
End of period/year	$7.90		$8.44	$6.68	$11.08		$10.41

Total return(d)	(6.40	)%(e)	29.33%	(36.32)%	8.49%		4.10	%(e)

Net assets end of period/year (000’s)	$401,894		$422,402	$255,872	$225,620		$44,053
Ratio and supplemental data
Expenses to average net assets(f)
After reimbursement/fee waiver	0.38	%(g)	0.39%	0.40%	0.44	%(h)	0.50	%(g)
Before reimbursement/fee waiver	0.38	%(g)	0.39%	0.40%	0.44	%(h)	0.64	%(g)
Net investment income, to average net assets(c)	0.27	%(g)	3.40%	3.08%	5.18%		12.63	%(g)
Portfolio turnover rate(i)	13	%(e)	31%	19%	1%		1	%(e)

(a)	Commenced operations on May 1, 2006.

(b)	Calculated based on average number of shares outstanding.

(c)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the fund invests.

(d)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(e)	Not annualized.

(f)	Does not include expenses of the investment companies in which the fund invests.

(g)	Annualized.

(h)	Ratio is inclusive of recaptured expenses by the investment adviser. The impact of recaptured expenses was 0.02% and 0.02% for Initial Class and Service Class, respectively (See notes to financial statements for additional details).

(i)	Does not include the portfolio activity of the underlying affiliated funds.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica International Moderate Growth VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica International Moderate Growth VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2010.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from affiliated investment companies, if any, are recorded on the ex-dividend date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica International Moderate Growth VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2010, is disclosed at the end of the Fund’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, and ML Life Insurance Company of New York.
Transamerica Asset Management, Inc. (“TAM”) is the Fund’s investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI.
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:
0.10% of ANA
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
0.25% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2010, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture at June 30, 2010.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica International Moderate Growth VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010 (all amounts in thousands)
(unaudited)
NOTE 3. (continued)
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2011. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.0125% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2010 were as follows:

Purchases of securities:
Long-term	$62,944
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	54,804
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax positions taken for all open tax years (2007 — 2009), or expected to be taken in the Fund’s 2010 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica International Moderate Growth VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica International Moderate Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Morningstar Associates, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Board also contemplated the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009, noting that the Portfolio’s inception date was May 1, 2006. The Board noted that the Portfolio’s performance was in line with the median for its peer universe for the past 1-year period and above the median for the past 3-year period. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the total expenses of the Portfolio were above the medians for its peer group and peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica International Moderate Growth VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (unaudited)
(continued)
from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Jennison Growth VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, dividend expense on short sales, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (a)	Value	During Period (a)	Expense Ratio

Transamerica Jennison Growth VP
Initial Class	$1,000.00	$894.90	$3.81	$1,020.78	$4.06	0.81%
Service Class	1,000.00	895.00	4.98	1,019.54	5.31	1.06

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Common Stocks	98.5%
Repurchase Agreement	1.7
Securities Lending Collateral	1.1
Other Assets and Liabilities — Net	(1.3)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Jennison Growth VP
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 98.5%
Aerospace & Defense - 4.5%
Boeing Co.	283,666	$17,800
Precision Castparts Corp.	187,344	19,281
United Technologies Corp.	231,676	15,038
Auto Components - 0.8%
Johnson Controls, Inc.	338,275	9,089
Automobiles - 0.2%
Harley-Davidson, Inc.	121,092	2,692
Biotechnology - 3.3%
Celgene Corp. ‡	395,334	20,091
Gilead Sciences, Inc. ‡	293,751	10,070
Vertex Pharmaceuticals, Inc. ‡ ^	282,397	9,291
Capital Markets - 3.5%
Charles Schwab Corp.	1,042,006	14,776
Goldman Sachs Group, Inc.	116,322	15,269
Morgan Stanley	488,010	11,327
Communications Equipment - 3.9%
Cisco Systems, Inc. ‡	1,123,113	23,933
Juniper Networks, Inc. ‡ ^	961,296	21,937
Computers & Peripherals - 11.9%
Apple, Inc. ‡	271,933	68,399
Hewlett-Packard Co.	804,660	34,826
International Business Machines Corp.	98,275	12,135
NetApp, Inc. ‡	695,592	25,953
Construction & Engineering - 0.5%
Quanta Services, Inc. ‡	278,276	5,746
Diversified Financial Services - 1.5%
JPMorgan Chase & Co.	474,899	17,386
Electronic Equipment & Instruments - 1.2%
Agilent Technologies, Inc. ‡	490,303	13,939
Energy Equipment & Services - 3.0%
Schlumberger, Ltd.	630,946	34,917
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	220,980	12,116
Whole Foods Market, Inc. ‡	244,968	8,824
Food Products - 3.3%
Kraft Foods, Inc. — Class A	522,370	14,626
Mead Johnson Nutrition Co. — Class A	177,076	8,875
Unilever PLC	578,800	15,473
Health Care Equipment & Supplies - 1.5%
Alcon, Inc.	116,758	17,302
Health Care Providers & Services - 3.5%
Express Scripts, Inc. ‡	315,378	14,829
Medco Health Solutions, Inc. ‡	482,281	26,564
Hotels, Restaurants & Leisure - 2.1%
Marriott International, Inc. — Class A	565,989	16,946
Starbucks Corp.	299,666	7,282
Household Products - 1.2%
Colgate-Palmolive Co.	175,510	13,823
Industrial Conglomerates - 1.0%
Koninklijke Philips Electronics NV — Class Y	409,575	12,222
Internet & Catalog Retail - 3.3%
Amazon.com, Inc. ‡ ^	365,090	39,890
Internet Software & Services - 4.9%
Baidu, Inc. ADR ‡	189,762	12,919
Google, Inc. — Class A ‡	76,633	34,098
Tencent Holdings, Ltd.	667,771	11,063
IT Services - 5.3%
Mastercard, Inc. — Class A	148,667	29,664
Visa, Inc. — Class A	455,515	32,227
Life Sciences Tools & Services - 0.8%
Illumina, Inc. ‡ ^	224,849	9,788
Machinery - 1.5%
Cummins, Inc. ^	70,433	4,587
Ingersoll-Rand PLC	395,723	13,649
Media - 3.0%
Walt Disney Co. ^	1,117,848	35,212
Multiline Retail - 3.0%
Dollar General Corp. ‡ ^	518,290	14,279
Target Corp.	420,914	20,696
Oil, Gas & Consumable Fuels - 3.5%
Occidental Petroleum Corp.	392,499	30,281
Southwestern Energy Co. ‡	303,861	11,741
Pharmaceuticals - 5.9%
Abbott Laboratories	400,885	18,753
Allergan, Inc.	17,155	999
Mylan, Inc. ‡ ^	557,862	9,506
Roche Holding AG ADR	297,814	10,215
Shire PLC ADR	120,615	7,403
Teva Pharmaceutical Industries, Ltd. ADR	422,871	21,986
Road & Rail - 0.7%
Union Pacific Corp.	111,878	7,777
Semiconductors & Semiconductor Equipment - 3.2%
Broadcom Corp. — Class A	327,512	10,798
Intel Corp.	969,510	18,857
Marvell Technology Group, Ltd. ‡	484,924	7,642
Software - 7.6%
Adobe Systems, Inc. ‡	839,312	22,183
Microsoft Corp.	1,470,947	33,847
Salesforce.com, Inc. ‡ ^	241,553	20,730
VMware, Inc. — Class A ‡ ^	218,982	13,706
Specialty Retail - 2.3%
Home Depot, Inc.	290,730	8,161
Staples, Inc.	589,494	11,229
Tiffany & Co. ^	203,420	7,712
Textiles, Apparel & Luxury Goods - 4.8%
Coach, Inc. ^	379,950	13,887
Nike, Inc. — Class B	433,592	29,290
Polo Ralph Lauren Corp. — Class A	194,301	14,177

Total Common Stocks (cost $1,186,730)		1,161,729

SECURITIES LENDING COLLATERAL - 1.1%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.25% ▲	12,384,172	12,384
Total Securities Lending Collateral (cost $12,384)

	Principal	Value
REPURCHASE AGREEMENT - 1.7%
State Street Bank & Trust Co.
0.00% ▲, dated 06/30/2010, to be repurchased at $19,522 on 07/01/2010. Collateralized by a U.S. Government Obligation, 1.00%, due 04/30/2012, a with a value of $19,917.	$19,522	19,522
Total Repurchase Agreement (cost $19,522)

Total Investment Securities (cost $1,218,636) #		1,193,635
Other Assets and Liabilities — Net		(15,803)

Net Assets		$1,177,832

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Jennison Growth VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $12,099.

▲	Rate shown reflects the yield at 06/30/2010.

#	Aggregate cost for federal income tax purposes is $1,218,636. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $73,927 and $98,928, respectively. Net unrealized depreciation for tax purposes is $25,001.
DEFINITION:
ADR      American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$230,542	$—	$—	$230,542
Equities — Consumer Staples	58,265	15,473	—	73,738
Equities — Energy	76,939	—	—	76,939
Equities — Financials	58,758	—	—	58,758
Equities — Health Care	176,797	—	—	176,797
Equities — Industrials	96,100	—	—	96,100
Equities — Information Technology	437,792	11,063	—	448,855
Cash & Cash Equivalent — Repurchase Agreement	—	19,522	—	19,522
Cash & Cash Equivalent — Securities Lending Collateral	12,384	—	—	12,384

Total	$1,147,577	$46,058	$—	$1,193,635

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Jennison Growth VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $1,199,114) (including securities loaned of $12,099)	$1,174,113
Repurchase agreement, at value (cost: $19,522)	19,522
Receivables:
Shares sold	63
Securities lending income (net)	1
Dividends	960
Dividend reclaims	105

1,194,764

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	2,932
Shares redeemed	638
Management and advisory fees	815
Distribution and service fees	6
Trustees fees	1
Transfer agent fees	2
Administration fees	23
Printing and shareholder reports fees	17
Audit and tax fees	18
Other	96
Collateral for securities on loan	12,384

16,932

Net assets	$1,177,832

Net assets consist of:
Capital stock ($.01 par value)	$1,869
Additional paid-in capital	1,207,751
Undistributed net investment income	1,432
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	(8,218)
Net unrealized appreciation (depreciation) on:
Investment securities	(25,001)
Translation of assets and liabilities denominated in foreign currencies	(1)

Net assets	$1,177,832

Net assets by class:
Initial Class	$1,152,174
Service Class	25,658
Shares outstanding:
Initial Class	182,793
Service Class	4,128
Net asset value and offering price per share:
Initial Class	$6.30
Service Class	6.22
STATEMENT OF OPERATIONS
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income (withholding taxes on foreign dividends of $201)	$3,950
Interest income	1
Securities lending income (net)	12

3,963

Expenses:
Management and advisory	2,796
Printing and shareholder reports	1
Custody	34
Administration	76
Legal	14
Audit and tax	12
Trustees	12
Transfer agent	4
Distribution and service:
Service Class	15
Other	55

Total expenses	3,019

Net investment income	944
Net realized gain (loss) on transactions from:
Investment securities	19,783
Foreign currency transactions	(16)

19,767

Net decrease in unrealized appreciation (depreciation) on:
Investment securities	(193,019)
Translation of assets and liabilities denominated in foreign currencies	(1)

Change in unrealized appreciation (depreciation)	(193,020)

Net realized and unrealized loss	(173,253)

Net decrease in net assets resulting from operations	$(172,309)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Jennison Growth VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2010	December 31,
	(unaudited)	2009
From operations:
Net investment income	$944	$533
Net realized gain (loss) from investment securities and foreign currency transactions	19,767	1,549
Change in net unrealized appreciation (depreciation) on investment securities and foreign currency translation	(193,020)	123,283

Net increase (decrease) in net assets resulting from operations	(172,309)	125,365

Distributions to shareholders:
From net investment income:
Initial Class	—	(570)

Total distributions to shareholders	—	(570)

Capital share transactions:
Proceeds from shares sold:
Initial Class	24,072	165,450
Service Class	4,286	2,691

	28,358	168,141

Proceeds from fund acquisition:
Initial Class	882,358	—
Service Class	25,347	—

	907,705	—

Dividends and distributions reinvested:
Initial Class	—	570

Cost of shares redeemed:
Initial Class	(62,763)	(6,049)
Service Class	(3,383)	(551)

	(66,146)	(6,600)

Net increase in net assets from capital shares transactions	869,917	162,111

Net increase in net assets	697,608	286,906

Net assets:
Beginning of period/year	480,224	193,318

End of period/year	$1,177,832	$480,224

Undistributed net investment income	$1,432	$488

Share activity:
Shares issued:
Initial Class	3,352	30,171
Service Class	627	431

	3,979	30,602

Shares issued on fund acquisition:
Initial Class	121,025	—
Service Class	3,524	—

	124,549	—

Shares issued-reinvested from distributions:
Initial Class	—	92

Shares redeemed:
Initial Class	(9,324)	(1,027)
Service Class	(501)	(93)

	(9,825)	(1,120)

Net increase (decrease) in shares outstanding:
Initial Class	115,052	29,236
Service Class	3,650	338

	118,702	29,574

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Jennison Growth VP
FINANCIAL HIGHLIGHTS
(unaudited for the period June 30, 2010)

For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$7.04		$5.00	$8.25	$7.86	$8.55	$8.01
Investment operations
Net investment income (loss)(a)	0.01		0.01	0.02	0.01	0.01	(0.01)
Net realized and unrealized gain (loss)	(0.75)		2.04	(2.99)	0.86	0.08	1.07

Total operations	(0.74)		2.05	(2.97)	0.87	0.09	1.06

Distributions
From net investment income	—		(0.01)	(0.01)	(0.01)	—	(0.02)
From net realized gains	—		—	(0.27)	(0.47)	(0.78)	(0.50)

Total distributions	—		(0.01)	(0.28)	(0.48)	(0.78)	(0.52)

Net asset value
End of period/year	$6.30		$7.04	$5.00	$8.25	$7.86	$8.55

Total return(b)	(10.51	%)(c)	41.00%	(37.01%)	11.51%	1.96%	13.79%
Net assets end of period/year (000’s)	$1,152,174		$476,900	$192,623	$161,847	$145,174	$152,630
Ratio and supplemental data
Expenses to average net assets	0.81	%(d)	0.85%	0.86%	0.86%	0.87%	0.87%
Net investment income (loss), to average net assets	0.26	%(d)	0.16%	0.29%	0.16%	0.07%	(0.14%)
Portfolio turnover rate	35	%(c)	76%	74%	72%	78%	67%
For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$6.95		$4.94	$8.16	$7.79	$8.51	$7.98
Investment operations
Net investment loss(a)	—	(e)	(0.01)	— (e)	(0.01)	(0.02)	(0.03)
Net realized and unrealized gain (loss)	(0.73)		2.02	(2.95)	0.85	0.08	1.06

Total operations	(0.73)		2.01	(2.95)	0.84	0.06	1.03

Distributions
From net investment income	—		—	—	—	—	— (e)
From net realized gains	—		—	(0.27)	(0.47)	(0.78)	(0.50)

Total distributions	—		—	(0.27)	(0.47)	(0.78)	(0.50)

Net asset value
End of period/year	$6.22		$6.95	$4.94	$8.16	$7.79	$8.51

Total return(b)	(10.50	%)(c)	40.69%	(37.11%)	11.28%	1.60%	13.52%
Net assets end of period/year (000’s)	$25,658		$3,324	$695	$1,223	$838	$469
Ratio and supplemental data
Expenses to average net assets	1.06	%(d)	1.10%	1.11%	1.11%	1.12%	1.12%
Net investment income (loss), to average net assets	0.10	%(d)	(0.13%)	0.01%	(0.13%)	(0.21%)	(0.41%)
Portfolio turnover rate	35	%(c)	76%	74%	72%	78%	67%

(a)	Calculated based on average number of shares outstanding.

(b)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(c)	Not annualized.

(d)	Annualized.

(e)	Rounds to less than ($0.01) or $0.01.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Jennison Growth VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Jennison Growth VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and pursuant to the terms of the repurchase agreement, must be collaterized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. Income, expenses, purchases and sales of investment securities denominated in foreign currencies are translated at prevailing exchange rates on the respective dates of such transactions. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2010 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Jennison Growth VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Commissions recaptured during the period ended June 30, 2010 of $66 are included in net realized gain (loss) in the Statement of Operations.
Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at the amount of distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Foreign securities in which their primary trading market closes at the same time or after the NYSE are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (“ADR”), financial futures, Exchange Traded Funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Jennison Growth VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.
The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2010, is disclosed at the end of the Fund’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, and ML Life Insurance Company of New York.
TAM is the Fund’s investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI.
The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2010:

	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative VP	$63,566	5.40%
Transamerica Asset Allocation-Growth VP	152,292	12.93
Transamerica Asset Allocation-Moderate VP	206,072	17.50
Transamerica Asset Allocation-Moderate Growth VP	505,814	42.94
Transamerica BlackRock Tactical Allocation VP	10,018	0.85

Total	$937,762	79.62%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Jennison Growth VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

Effective May 1, 2010
First $250 million	0.80%
Over $250 million up to $500 million	0.75%
Over $500 million up to $1 billion	0.70%
Over $1 billion	0.60%

Prior to May 1, 2010
First $250 million	0.80%
Over $250 million up to $500 million	0.775%
Over $500 million up to $1 billion	0.70%
Over $1 billion up to $1.5 billion	0.675%
Over $1.5 billion	0.65%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
0.94% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2010, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture at June 30, 2010.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2011. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Jennison Growth VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2010 were as follows:

Purchases of securities:
Long-term	$1,070,225
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	285,907
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2007 — 2009), or expected to be taken in the Fund’s 2010 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. REORGANIZATION
On April 30, 2010, Transamerica Jennison Growth VP acquired all of the net assets of Transamerica T. Rowe Price Growth Stock VP and Transamerica Marsico Growth VP pursuant to a Plan of Reorganization. Transamerica Jennison Growth VP is the accounting survivor. The purpose of the transaction was to achieve a more cohesive, focused, and streamlined fund complex. The acquisition was accomplished by a tax-free exchange of 124,549 shares of Transamerica Jennison Growth VP for 17,804 shares of Transamerica T. Rowe Price Growth Stock VP and 54,612 shares of Transamerica Marsico Growth VP outstanding on April 30, 2010. Transamerica T. Rowe Price Growth Stock VP’s net assets at that date, $368,799, including $38,491 unrealized appreciation, were combined with those of Transamerica Jennison Growth VP. Transamerica Marsico Growth VP’s net assets at that date, $538,906, including $42,496 unrealized appreciation, were combined with those of Transamerica Jennison Growth VP. The aggregate net assets of Transamerica Jennison Growth VP immediately before the acquisition was $514,061; the combined net assets of Transamerica Jennison Growth VP immediately after the acquisition was $1,421,766. In the acquisition, Transamerica Jennison Growth VP retained certain capital loss carryforwards from Transamerica T. Rowe Price Growth Stock VP and Transamerica Marsico Growth VP in the amount of $119,654. Shares issued with the acquisition was as follows:
Transamerica T. Rowe Price Growth Stock VP

Class	Shares	Amount
Initial	49,524	$361,068
Service	1,075	7,731
Transamerica Marsico Growth VP

Class	Shares	Amount
Initial	71,501	$521,290
Service	2,449	17,616

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Jennison Growth VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 6. (continued)
The exchange ratio of the reorganization for the Fund is as follows (Transamerica Jennison Growth VP shares issuable/ Transamerica T. Rowe Price Growth Stock VP):
Transamerica T. Rowe Price Growth Stock VP

Class	Exchange Ratio
Initial	2.84
Service	2.86
The exchange ratio of the reorganization for the class is as follows (Transamerica Jennison Growth VP shares issuable/ Transamerica Marsico Growth VP):
Transamerica Marsico Growth VP

Class	Exchange Ratio
Initial	1.35
Service	1.36
Assuming the reorganization had been completed on January 1, 2010, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the period ended June 30, 2010, are as follows:

Net investment income	$1,280

Net realized and unrealized gain	28,646

Net increase in net assets resulting from operations	29,926
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Transamerica T. Rowe Price Growth Stock VP and Transamerica Marsico Growth VP that have been included in the Fund’s Statement of Operations since April 30, 2010.
NOTE 7. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of issuance of the financial statements, and has determined that no other material events or transactions would require recognition or disclosure in the Fund’s Financial Statements.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Jennison Growth VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Jennison Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Jennison Associates, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser and composite performance information provided by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also contemplated the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Portfolio’s performance was above the median for its peer universe the past 1-, 3-, 5-, and 10-year periods. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the total expenses of the Portfolio were in line with the median for its peer group and below the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Jennison Growth VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)
(unaudited)
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica JPMorgan Core Bond VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (a)	Value	During Period (a)	Expense Ratio

Transamerica JPMorgan Core Bond VP
Initial Class	$1,000.00	$1,059.60	$2.96	$1,021.92	$2.91	0.58%
Service Class	1,000.00	1,058.00	4.24	1,020.68	4.16	0.83

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following chart summarizes the Schedule of Investments of the Fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

U.S. Government Agency Obligation	43.7%
U.S. Government Obligation	18.8
Corporate Debt Security	16.4
Mortgage-Backed Security	11.7
Repurchase Agreement	6.5
Asset-Backed Security	0.7
Foreign Government Obligation	0.3%
Securities Lending Collateral	0.2
Convertible Bond	0.2
Municipal Government Obligation	0.1
Other Assets and Liabilities — Net	1.4

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 18.8%
U.S. Treasury Bond
7.25%, 05/15/2016	$1,050	$1,349
7.50%, 11/15/2016	3,050	3,996
8.13%, 08/15/2019	100	142
8.50%, 02/15/2020	815	1,196
8.75%, 05/15/2017 - 08/15/2020	800	1,163
8.88%, 08/15/2017 - 02/15/2019	2,450	3,504
9.25%, 02/15/2016	200	277
9.88%, 11/15/2015	300	422
11.25%, 02/15/2015	250	357
U.S. Treasury Inflation Indexed Note
2.38%, 04/15/2011	1,098	1,117
U.S. Treasury Note
2.63%, 07/31/2014 - 02/29/2016	500	521
3.13%, 10/31/2016	150	157
3.25%, 12/31/2016 - 03/31/2017	4,550	4,796
U.S. Treasury STRIPS
0.61%, 08/15/2012 ▲	250	247
1.44%, 05/15/2014 ▲	270	255
1.76%, 11/15/2014 ▲	100	93
2.13%, 02/15/2016 ▲	1,650	1,461
2.21%, 05/15/2016 ▲	2,200	1,929
2.33%, 08/15/2016 ▲	1,850	1,602
2.47%, 02/15/2017 ▲	9,150	7,761
2.64%, 11/15/2017 ▲	250	206
2.66%, 02/15/2018 ▲	50	41
2.77%, 08/15/2018 ▲	100	80
2.93%, 02/15/2019 ▲	145	113
2.95%, 02/15/2019 ▲	155	120
3.03%, 05/15/2019 ▲	150	115
3.09%, 08/15/2019 ▲	150	113
3.25%, 05/15/2020 ▲	150	109
3.29%, 05/15/2020 ▲	50	36
3.39%, 11/15/2020 ▲	100	70
3.60%, 02/15/2022 ▲	150	99
3.73%, 02/15/2023 ▲	750	468
3.84%, 05/15/2024 ▲	200	117
4.02%, 08/15/2027 ▲	100	50
4.07%, 02/15/2029 ▲	350	164
4.08%, 05/15/2029 ▲	150	70

Total U.S. Government Obligations (cost $30,827)		34,316

U.S. GOVERNMENT AGENCY OBLIGATIONS - 43.7%
Fannie Mae
Zero Coupon, 11/15/2021	400	249
0.70%, 04/25/2035 - 08/25/2036 *	402	399
2.69%, 01/01/2036 *	201	209
3.13%, 06/01/2017	300	242
4.00%, 07/01/2018 - 07/25/2033	668	687
4.50%, 08/01/2018 - 08/25/2033	3,668	3,922
5.00%, 12/01/2016 - 07/25/2023	3,553	3,831
5.29%, 01/01/2038 *	389	415
5.50%, 03/01/2017 - 12/25/2035	2,333	2,531
5.75%, 06/25/2033	750	845
6.00%, 08/01/2014 - 08/25/2037	2,996	3,249
6.50%, 03/01/2017 - 05/25/2044	2,424	2,675
6.79%, 07/25/2023 *	689	771
7.00%, 09/01/2017 - 11/25/2031	1,202	1,351
7.01%, 08/25/2033 *	221	219
7.50%, 12/25/2042	142	165
8.00%, 05/25/2022 - 06/01/2039	266	295
8.55%, 03/25/2034 *	161	164
9.00%, 10/01/2019 - 06/01/2025	76	85
9.50%, 06/25/2018	125	143
10.00%, 03/25/2032 *	30	35
10.63%, 07/25/2035 *	190	200
11.92%, 09/25/2033 *	90	100
12.89%, 07/25/2033 *	291	309
13.31%, 03/25/2038 *	75	86
13.85%, 12/25/2032 *	80	95
14.03%, 12/25/2031 *	95	100
14.80%, 11/25/2031 *	168	210
15.55%, 05/25/2034 *	151	174
16.51%, 07/25/2035 *	294	338
18.57%, 04/25/2034 - 05/25/2034 *	784	1,017
18.85%, 08/25/2032 *	169	197
22.61%, 05/25/2034 *	57	73
23.29%, 03/25/2036 *	158	225
24.06%, 02/25/2032 *	40	57
24.81%, 10/25/2036 *	76	100
25.17%, 12/25/2036 *	95	139
Fannie Mae, PO
01/25/2019 - 11/25/2036	3,611	3,269
Fannie Mae, IO
0.98%, 08/25/2042 *	1,553	46
5.00%, 03/25/2023	545	53
5.50%, 05/25/2033	146	5
5.50%, 09/25/2038 - 09/25/2038 *	1,458	111
5.56%, 02/25/2038 *	1,191	131
5.75%, 06/25/2037 *	787	66
5.83%, 12/25/2039 *	429	32
5.85%, 03/25/2038 *	382	42
6.15%, 06/25/2023 *	326	29
6.19%, 09/25/2037 *	265	35
6.20%, 02/25/2039 *	413	55
6.21%, 01/25/2038 *	283	28
6.23%, 06/25/2036 *	383	46
6.50%, 05/25/2033	196	43
6.80%, 07/25/2037 *	610	81
7.00%, 06/25/2033	178	30
Freddie Mac
0.00%, 01/15/2035 *	31	31
0.79%, 02/15/2037 *	148	146
1.00%, 05/15/2036 *	8	8
2.87%, 09/01/2034 *	163	169
4.00%, 05/01/2019 - 03/15/2032	918	960
4.34%, 11/01/2036 *	160	167
4.50%, 12/15/2018	1,000	1,056
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — (continued)
Freddie Mac (continued)
4.72%, 09/20/2012	$270	$285
4.88%, 05/17/2017	300	342
5.00%, 10/01/2017 - 03/15/2026	1,492	1,571
5.50%, 09/15/2013 - 12/15/2022	1,849	2,046
5.54%, 05/01/2036 *	382	405
6.00%, 02/15/2013 - 09/15/2036	4,337	4,675
6.01%, 06/01/2036 *	588	630
6.03%, 10/01/2036 *	162	171
6.21%, 03/01/2037 *	228	240
6.22%, 02/01/2037 *	487	519
6.38%, 03/15/2032	489	527
6.40%, 11/15/2023	173	185
6.41%, 12/01/2036 *	145	156
6.50%, 10/15/2013 - 02/25/2043	4,924	5,424
6.65%, 07/01/2036 *	219	230
6.66%, 10/01/2036 *	141	148
6.69%, 08/01/2036 *	232	244
6.89%, 10/15/2015 *	586	604
7.00%, 03/15/2024 - 02/25/2043	4,640	5,184
7.25%, 09/15/2030 - 12/15/2030	782	866
7.50%, 02/15/2023 - 08/25/2042 *	462	550
7.50%, 02/15/2023	388	413
7.50%, 08/15/2030	126	137
8.00%, 01/15/2030	559	623
8.48%, 10/15/2033 - 11/15/2033 *	329	333
8.50%, 09/15/2020	114	127
8.55%, 01/15/2034 - 04/15/2034 *	843	856
8.63%, 10/15/2033 *	69	70
9.69%, 07/15/2032 *	254	287
11.30%, 11/15/2033 *	200	203
11.30%, 09/15/2033 - 02/15/2034 *	188	188
11.59%, 04/15/2034 *	216	220
12.59%, 07/15/2033 *	335	368
13.50%, 05/15/2030 *	167	182
14.12%, 09/15/2033 *	92	109
16.33%, 02/15/2040 *	100	155
23.21%, 06/15/2034 *	298	394
Freddie Mac, PO
03/15/2019 - 07/15/2036	3,387	3,101
Freddie Mac, IO
1.34%, 09/15/2011	885	10
1.42%, 09/15/2012 Ə	556	9
5.00%, 09/15/2035	520	74
5.50%, 07/15/2024	174	13
5.65%, 01/15/2038 - 02/15/2039 *	1,131	98
5.85%, 06/15/2038 *	1,548	172
6.07%, 11/15/2037 *	545	44
6.45%, 04/15/2038 *	405	49
6.65%, 02/15/2033 *	369	12
6.75%, 03/13/2033 - 07/15/2036 *	1,258	116
7.20%, 02/15/2033 *	165	7
7.35%, 07/15/2017 *	430	38
7.65%, 03/15/2032 *	166	28
Ginnie Mae
5.00%, 04/16/2023	1,000	1,102
5.50%, 12/20/2013	384	410
6.00%, 08/20/2016	369	399
6.50%, 03/15/2023 - 06/20/2033	6,018	6,576
7.00%, 07/15/2017 - 10/20/2031	213	221
7.33%, 11/20/2030	47	49
7.50%, 11/20/2029 - 09/20/2030	331	370
8.00%, 01/15/2016 - 06/20/2030	222	246
8.50%, 02/16/2030	551	618
9.00%, 05/16/2027	38	42
12.71%, 10/20/2037 *	241	272
15.59%, 06/17/2035 *	139	163
15.95%, 05/18/2034 *	128	154
18.70%, 04/16/2034 *	125	160
19.16%, 09/20/2037 *	132	165
27.76%, 09/20/2034 *	149	200
30.99%, 04/20/2031 *	35	56
Ginnie Mae, PO
03/16/2033 - 11/16/2037	749	664
Ginnie Mae, IO
5.35%, 12/20/2038 *	433	32
5.48%, 02/20/2038 *	687	49
5.50%, 01/20/2032 - 10/16/2037	1,114	120
5.65%, 11/20/2037 *	662	51
5.73%, 06/20/2039 *	623	47
5.75%, 02/16/2039 *	393	32
5.75%, 10/20/2034 *	550	60
5.85%, 03/20/2037 - 06/20/2038 *	1,267	117
5.92%, 04/20/2039 *	707	76
5.95%, 09/20/2035 - 03/20/2039 *	1,578	170
6.00%, 03/20/2039 *	712	57
6.05%, 05/16/2038 *	744	84
6.12%, 06/16/2037 *	534	49
6.15%, 03/16/2034 *	1,294	104
6.15%, 10/20/2037 *	335	32
6.20%, 11/20/2037 - 12/20/2037 *	648	77
6.35%, 07/20/2036 *	483	40
6.40%, 11/20/2033 - 07/20/2037 *	1,146	135
6.43%, 08/20/2037 *	990	117
6.46%, 04/16/2037 *	290	37
6.50%, 03/20/2039	315	42
6.55%, 03/20/2038 *	354	43
6.60%, 10/20/2032 *	500	62
7.60%, 04/16/2032 *	278	51
Total U.S. Government Agency Obligations (cost $74,501)		79,530

FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Province of Ontario Canada
2.70%, 06/16/2015	100	101
United Mexican States
6.38%, 01/16/2013	75	82
7.50%, 04/08/2033	300	376

Total Foreign Government Obligations (cost $470)		559

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES - 11.7%
ASG Resecuritization Trust
Series 2009-1, Class A60
5.59%, 06/26/2037 - 144A *	$367	$364
Series 2009-2, Class A55
5.75%, 05/24/2036 - 144A *	181	184
Series 2009-3, Class A65
5.59%, 03/26/2037 - 144A *	400	400
Series 2009-4, Class A60
6.00%, 06/28/2037 - 144A	419	441
Banc of America Alternative Loan Trust
Series 2003-7, Class 2A4
5.00%, 09/25/2018	77	79
Banc of America Commercial Mortgage, Inc.
Series 2005-6, Class ASB
5.35%, 09/10/2047 *	150	159
Banc of America Funding Corp., PO
Series 2004-1, Class PO
03/25/2034	103	69
Series 2005-7, Class 30PO
11/25/2035	198	133
Series 2005-8, Class 30PO
01/25/2036	70	47
BCAP LLC Trust
Series 2010-RR7, Class 2A1
5.10%, 07/26/2045 - 144A *	520	528
Bear Stearns Adjustable Rate Mortgage Trust
Series 2006-1, Class A1
4.63%, 02/25/2036 *	334	302
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 2A5
5.25%, 10/25/2033	400	414
Commercial Mortgage Pass-Through Certificates
Series 2001-J2A, Class B
6.30%, 07/16/2034 - 144A	4,000	4,462
Countrywide Alternative Loan Trust, PO
Series 2003-J1, Class PO
10/25/2033	118	86
Countrywide Alternative Loan Trust
Series 2004-18CB, Class 2A4
5.70%, 09/25/2034	200	199
Series 2004-2CB, Class 1A9
5.75%, 03/25/2034	361	319
Series 2005-26CB, Class A10
12.42%, 07/25/2035 *	39	39
Series 2005-28CB, Class 1A4
5.50%, 08/25/2035	500	390
Series 2005-54CB, Class 1A11
5.50%, 11/25/2035	200	156
Countrywide Alternative Loan Trust, IO
Series 2005-20CB, Class 3A8
4.40%, 07/25/2035 *	924	79
Series 2005-22T1, Class A2
4.72%, 06/25/2035 *	2,232	205
Series 2005-J1, Class 1A4
4.75%, 02/25/2035 *	1,199	89
Countrywide Home Loan Mortgage Pass- Through Trust
Series 2004-7, Class 2A1
2.42%, 06/25/2034 *	90	86
Series 2004-8, Class 2A1
4.50%, 06/25/2019	215	218
Series 2004-HYB1, Class 2A
3.31%, 05/20/2034 *	85	71
Series 2005-22, Class 2A1
5.09%, 11/25/2035 *	456	336
Credit Suisse First Boston Mortgage Securities Corp., PO
Series 2002-34, Class 3P
01/25/2033	152	151
Credit Suisse Mortgage Capital Certificates
Series 2010-11R, Class A1
1.35%, 06/28/2047 - 144A *	458	458
First Horizon Asset Securities, Inc.
Series 2004-AR7, Class 2A1
2.87%, 02/25/2035 *	82	80
GE Capital Commercial Mortgage Corp.
Series 2001-2, Class B
6.44%, 08/11/2033	3,000	3,124
GMAC Mortgage Corp. Loan Trust
Series 2003-J7, Class A10
5.50%, 11/25/2033	180	189
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF
0.70%, 03/25/2035 - 144A *	402	323
GSR Mortgage Loan Trust
Series 2005-7F, Class 3A9
6.00%, 09/25/2035	353	315
Series 2006-1F, Class 2A4
6.00%, 02/25/2036	218	154
Series 2007-1F, Class 2A4
5.50%, 01/25/2037	500	440
IndyMac Index Mortgage Loan Trust, IO
Series 2005-AR11, Class A7
0.48%, 08/25/2035 *	1,864	17
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1
2.98%, 04/21/2034 *	166	164
Series 2004-3, Class 4A2
2.28%, 04/25/2034 *	76	63
MASTR Alternative Loans Trust
Series 2004-10, Class 1A1
4.50%, 09/25/2019	228	229
MASTR Resecuritization Trust, PO
Series 2005-PO, Class 3PO
05/28/2035 - 144A	498	309
Merrill Lynch Mortgage Trust
Series 2005-MCP1, Class ASB
4.67%, 06/12/2043 *	300	310
Mortgage IT Trust
Series 2005-1, Class 1A1
0.67%, 02/25/2035 *	94	70
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES — (continued)
Nomura Asset Acceptance Corp.
Series 2003-A1, Class A2
6.00%, 05/25/2033	$35	$37
Series 2003-A1, Class A5
7.00%, 04/25/2033	20	21
PHH Alternative Mortgage Trust, IO
Series 2007-2, Class 2X
6.00%, 05/25/2037	603	79
Residential Accredit Loans, Inc.
Series 2002-QS16, Class A3
15.90%, 10/25/2017 *	51	51
Series 2003-QS19, Class A1
5.75%, 10/25/2033	232	228
Series 2003-QS3, Class A2
15.74%, 02/25/2018 *	46	49
Residential Funding Mortgage Securities I, PO
Series 2004-S6, Class 2A6
06/25/2034	97	82
Structured Asset Securities Corp.
Series 2003-21, Class 1A3
5.50%, 07/25/2033	101	102
Series 2003-29, Class 1A1
4.75%, 09/25/2018	770	785
Series 2003-33H, Class 1A1
5.50%, 10/25/2033	260	250
Series 2005-6, Class 4A1
5.00%, 05/25/2035	82	80
Series 2005-6, Class 5A8
13.21%, 05/25/2035 *	51	49
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class A3
6.07%, 08/15/2039 *	50	55
Vendee Mortgage Trust
Series 1997-1, Class 2Z
7.50%, 02/15/2027	936	1,054
WaMu Mortgage Pass-Through Certificates, IO
Series 2005-2, Class 1A4
4.70%, 04/25/2035 *	1,596	155
Series 2005-3, Class CX
5.50%, 05/25/2035	520	81
WaMu Mortgage Pass-Through Certificates, PO
Series 2002-S7, Class 2P
11/25/2017	167	167
Series 2003-MS7, Class P
03/25/2033	96	77
WaMu Mortgage Pass-Through Certificates
Series 2003-S11, Class 2A5
16.10%, 11/25/2033 *	97	104
Series 2003-S9, Class A8
5.25%, 10/25/2033	285	269
Series 2004-AR3, Class A2
2.71%, 06/25/2034 *	85	84
Series 2005-4, Class CB7
5.50%, 06/25/2035	498	388
Wells Fargo Mortgage Backed Securities Trust
Series 2003-K, Class 1A1
4.47%, 11/25/2033 *	148	151
Series 2004-7, Class 2A2
5.00%, 07/25/2019	192	200
Series 2004-BB, Class A4
2.90%, 01/25/2035 *	228	228
Series 2004-EE, Class 3A1
3.15%, 12/25/2034 *	98	100
Series 2004-V, Class 1A1
2.95%, 10/25/2034 *	180	177
Total Mortgage-Backed Securities (cost $20,417)		21,354

ASSET-BACKED SECURITIES - 0.7%
AmeriCredit Automobile Receivables Trust
Series 2007-CM, Class A3B
0.38%, 05/07/2012 *	8	8
Series 2008-AF, Class A3
5.68%, 12/12/2012	48	49
Bank of America Auto Trust
Series 2010-2, Class A4
1.94%, 06/15/2017	125	126
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-6, Class 1A7
4.28%, 11/25/2034	186	170
CNH Equipment Trust
Series 2009-A, Class A3
5.28%, 11/15/2012	95	98
Continental Airlines Pass-Through Trust
Series 2000-2, Class A2
7.49%, 10/02/2010	50	50
Credit-Based Asset Servicing and Securitization LLC
Series 2006-CB1, Class AF2
5.23%, 01/25/2036	41	24
Ford Credit Auto Owner Trust
Series 2009-B, Class A3
2.79%, 08/15/2013	150	153
Series 2009-B, Class A4
4.50%, 07/15/2014	125	134
John Deere Owner Trust
Series 2009-A, Class A3
2.59%, 10/15/2013	121	122
Structured Asset Investment Loan Trust
Series 2005-5, Class A9
0.62%, 06/25/2035 *	100	88
USAA Auto Owner Trust
Series 2009-2, Class A3
1.54%, 10/15/2012	95	96
Series 2009-2, Class A4
2.53%, 06/17/2013	115	118
Total Asset-Backed Securities (cost $1,218)		1,236

MUNICIPAL GOVERNMENT OBLIGATION - 0.1%
State of Illinois
5.10%, 06/01/2033	200	158
Total Municipal Government Obligation (cost $200)
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES - 16.4%
Aerospace & Defense - 0.6%
Lockheed Martin Corp.
5.72%, 06/01/2040 - 144A	$51	$55
Northrop Grumman Systems Corp.
7.75%, 03/01/2016	75	93
Systems 2001 AT LLC
6.66%, 09/15/2013 - 144A	754	799
Automobiles - 0.0% ∞
Daimler Finance North America LLC
7.30%, 01/15/2012	50	54
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
7.75%, 01/15/2019 - 144A	65	79
Coca-Cola Co.
3.63%, 03/15/2014	50	53
4.88%, 03/15/2019	65	72
Coca-Cola Enterprises, Inc.
8.50%, 02/01/2012	50	56
Diageo Capital PLC
4.83%, 07/15/2020	25	27
Diageo Finance BV
5.50%, 04/01/2013	75	83
FBG Finance, Ltd.
5.13%, 06/15/2015 - 144A	75	80
PepsiCo, Inc.
7.90%, 11/01/2018	25	32
Biotechnology - 0.1%
Amgen, Inc.
4.50%, 03/15/2020	12	13
5.70%, 02/01/2019	50	58
5.75%, 03/15/2040	41	45
Capital Markets - 1.2%
Bank of New York Mellon Corp.
2.95%, 06/18/2015	60	61
4.60%, 01/15/2020 ^	30	32
5.13%, 08/27/2013	35	39
BlackRock, Inc.
6.25%, 09/15/2017	100	115
BP Capital Markets PLC
3.13%, 03/10/2012	50	46
5.25%, 11/07/2013	150	138
Charles Schwab Corp.
4.95%, 06/01/2014	20	22
Goldman Sachs Group, Inc.
5.95%, 01/18/2018	70	73
6.15%, 04/01/2018	100	105
6.25%, 09/01/2017	175	185
6.60%, 01/15/2012	50	53
7.50%, 02/15/2019	260	290
Jefferies Group, Inc.
6.45%, 06/08/2027	75	71
8.50%, 07/15/2019	50	56
Lehman Brothers Holdings, Inc.
7.88%, 08/15/2010 Џ	1,000	198
Morgan Stanley
4.75%, 04/01/2014	145	145
5.63%, 09/23/2019	100	97
6.60%, 04/01/2012	250	264
6.75%, 04/15/2011	250	258
Northern Trust Corp.
5.50%, 08/15/2013	23	26
UBS AG
5.75%, 04/25/2018	100	103
Chemicals - 0.3%
Dow Chemical Co.
6.13%, 02/01/2011	160	163
E.I. du Pont de Nemours & Co.
6.00%, 07/15/2018	150	177
Monsanto Co.
7.38%, 08/15/2012	100	112
Potash Corp. of Saskatchewan, Inc.
4.88%, 03/01/2013	40	43
PPG Industries, Inc.
5.75%, 03/15/2013	35	38
Praxair, Inc.
4.38%, 03/31/2014	75	81
Commercial Banks - 1.2%
Barclays Bank PLC
2.50%, 01/23/2013	100	100
3.90%, 04/07/2015	100	101
5.13%, 01/08/2020	100	99
BB&T Corp.
3.38%, 09/25/2013	50	52
3.85%, 07/27/2012	50	52
3.95%, 04/29/2016	50	51
4.90%, 06/30/2017	30	31
6.85%, 04/30/2019	75	88
Corp., Andina de Fomento
5.20%, 05/21/2013	100	108
KeyCorp
6.50%, 05/14/2013	50	55
National Australia Bank, Ltd.
3.75%, 03/02/2015 - 144A	100	102
PNC Funding Corp.
5.13%, 02/08/2020	65	68
5.25%, 11/15/2015	50	53
6.70%, 06/10/2019	50	57
SunTrust Banks, Inc.
6.38%, 04/01/2011	250	258
U.S. Bancorp
2.88%, 11/20/2014	42	43
Wachovia Corp.
5.50%, 05/01/2013	295	320
5.75%, 02/01/2018	325	356
Wells Fargo & Co.
3.75%, 10/01/2014	100	102
Commercial Services & Supplies - 0.0% ∞
Waste Management, Inc.
7.38%, 03/11/2019	35	42
Communications Equipment - 0.1%
Cisco Systems, Inc.
5.50%, 02/22/2016	50	58
5.90%, 02/15/2039	70	77
Computers & Peripherals - 0.4%
Dell, Inc.
7.10%, 04/15/2028	25	30
Hewlett-Packard Co.
2.95%, 08/15/2012	40	41
4.75%, 06/02/2014	50	55
5.40%, 03/01/2017	50	57
6.13%, 03/01/2014	100	115
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

Computers & Peripherals — (continued)
International Business Machines Corp.
6.22%, 08/01/2027	$250	$289
Consumer Finance - 0.3%
American Express Credit Corp. — Series C
5.88%, 05/02/2013	145	159
American General Finance Corp.
5.38%, 10/01/2012	60	54
Capital One Financial Corp.
5.70%, 09/15/2011	20	21
6.25%, 11/15/2013	75	83
6.75%, 09/15/2017	60	69
7.38%, 05/23/2014	40	46
Toyota Motor Credit Corp.
3.20%, 06/17/2015	58	59
Diversified Financial Services - 4.8%
Allstate Life Global Funding Trust
5.38%, 04/30/2013	70	77
ASIF Global Financing XIX
4.90%, 01/17/2013 - 144A	500	490
Bank of America Corp.
4.50%, 04/01/2015	63	64
5.63%, 07/01/2020	45	45
Bank of America Corp. — Series L
7.38%, 05/15/2014	100	112
Caterpillar Financial Services Corp.
4.90%, 08/15/2013	100	109
6.20%, 09/30/2013	125	142
7.05%, 10/01/2018	125	151
Citigroup, Inc.
5.50%, 10/15/2014	50	51
5.50%, 04/11/2013	50	52
5.63%, 08/27/2012	400	412
6.00%, 08/15/2017	300	312
8.13%, 07/15/2039	50	60
8.50%, 05/22/2019	50	60
CME Group, Inc.
5.40%, 08/01/2013	250	276
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/2016	100	116
Countrywide Home Loans, Inc.
4.00%, 03/22/2011	225	229
Credit Suisse USA, Inc.
4.88%, 01/15/2015	300	322
5.13%, 01/15/2014	125	135
General Electric Capital Corp.
5.63%, 05/01/2018	500	531
5.88%, 02/15/2012	1,020	1,084
5.90%, 05/13/2014	150	166
6.00%, 06/15/2012	1,020	1,097
HSBC Finance Corp.
5.25%, 01/15/2014	100	107
6.38%, 10/15/2011 ^	760	794
International Lease Finance Corp.
5.88%, 05/01/2013	40	37
John Deere Capital Corp.
5.25%, 10/01/2012	75	81
John Hancock Global Funding II
7.90%, 07/02/2010 - 144A	300	300
MassMutual Global Funding II
3.63%, 07/16/2012 - 144A	100	104
Merrill Lynch & Co., Inc.
4.79%, 08/04/2010	100	100
5.45%, 07/15/2014	235	249
6.15%, 04/25/2013	170	182
6.88%, 04/25/2018	60	64
Merrill Lynch & Co., Inc. — Series C
6.40%, 08/28/2017	120	125
National Rural Utilities Cooperative Finance Corp.
4.75%, 03/01/2014	75	82
Principal Life Global Funding I
5.05%, 03/15/2015 - 144A	100	103
6.25%, 02/15/2012 - 144A	350	373
Textron Financial Corp.
5.40%, 04/28/2013	40	42
Diversified Telecommunication Services - 1.3%
AT&T Corp.
8.00%, 11/15/2031	100	129
AT&T, Inc.
4.95%, 01/15/2013	210	228
5.10%, 09/15/2014	45	50
5.50%, 02/01/2018	75	83
5.60%, 05/15/2018	75	83
5.88%, 02/01/2012	150	160
BellSouth Corp.
5.20%, 09/15/2014	5	6
6.00%, 10/15/2011	250	265
BellSouth Telecommunications, Inc.
6.30%, 12/15/2015	41	43
British Telecommunications PLC
9.38%, 12/15/2010	50	52
9.88%, 12/15/2030	150	183
Deutsche Telekom International Finance BV
4.88%, 07/08/2014	75	80
France Telecom SA
7.75%, 03/01/2011	200	209
Telecom Italia Capital SA
4.95%, 09/30/2014	100	100
Telecom Italia Capital SA — Series B
5.25%, 11/15/2013	60	62
Telefonica Emisiones SAU
5.86%, 02/04/2013	100	108
5.88%, 07/15/2019	40	43
Verizon Global Funding Corp.
5.85%, 09/15/2035	25	26
Verizon Pennsylvania, Inc.
8.35%, 12/15/2030	400	474
Electric Utilities - 1.1%
Carolina Power & Light Co.
5.30%, 01/15/2019	70	78
CenterPoint Energy Houston Electric, LLC - Series M2
5.75%, 01/15/2014	60	67
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	50	61
Columbus Southern Power Co. — Series G
6.05%, 05/01/2018	30	34
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

Electric Utilities — (continued)
Duke Energy Corp.
5.63%, 11/30/2012	$100	$109
6.25%, 01/15/2012	100	108
Duke Energy Indiana, Inc.
6.35%, 08/15/2038	80	95
Florida Power & Light Co.
5.95%, 02/01/2038 ^	50	57
Florida Power Corp.
4.80%, 03/01/2013 ^	50	54
FPL Group Capital, Inc.
6.00%, 03/01/2019	25	28
7.88%, 12/15/2015	30	37
Indiana Michigan Power Co.
7.00%, 03/15/2019 ^	30	35
Jersey Central Power & Light Co.
7.35%, 02/01/2019	15	18
KCP&L Greater Missouri Operations Co.
11.88%, 07/01/2012	90	104
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 - 144A	40	42
NiSource Finance Corp.
10.75%, 03/15/2016	50	64
Ohio Power Co.
5.75%, 09/01/2013	100	111
Oncor Electric Delivery Co., LLC
5.95%, 09/01/2013	20	22
6.80%, 09/01/2018	25	29
PacifiCorp
5.65%, 07/15/2018	25	29
PECO Energy Co.
5.35%, 03/01/2018	50	56
PSEG Power LLC
5.13%, 04/15/2020 - 144A	92	95
Public Service Co., of Colorado
5.80%, 08/01/2018	20	23
6.50%, 08/01/2038	45	55
Public Service Electric & Gas Co.
5.30%, 05/01/2018	30	33
5.38%, 11/01/2039	14	15
6.33%, 11/01/2013	60	68
Southern California Edison Co.
4.15%, 09/15/2014	25	27
5.50%, 08/15/2018	65	74
6.05%, 03/15/2039	60	70
Southern Co.
4.15%, 05/15/2014	85	90
Virginia Electric and Power Co.
5.40%, 04/30/2018	100	112
Wisconsin Electric Power Co.
6.00%, 04/01/2014	35	40
Energy Equipment & Services - 0.1%
Allied Waste North America, Inc.
6.88%, 06/01/2017	50	55
Halliburton Co.
7.45%, 09/15/2039	100	119
TransCanada Pipelines, Ltd.
4.00%, 06/15/2013	50	53
Food & Staples Retailing - 0.0% ∞
CVS Caremark Corp.
6.13%, 09/15/2039	20	21
Bunge NA Finance, LP
5.90%, 04/01/2017	16	17
Bunge, Ltd. Finance Corp.
5.88%, 05/15/2013	35	38
8.50%, 06/15/2019	25	30
General Mills, Inc.
6.00%, 02/15/2012	18	19
Kellogg Co.
4.25%, 03/06/2013	80	86
Kraft Foods, Inc.
6.13%, 02/01/2018	100	114
6.75%, 02/19/2014	50	57
6.88%, 02/01/2038	50	58
7.00%, 08/11/2037	75	88
Gas Utilities - 0.1%
Atmos Energy Corp.
8.50%, 03/15/2019	35	44
Schlumberger Technology Corp.
6.50%, 04/15/2012 - 144A	50	55
Southern California Gas Co.
4.80%, 10/01/2012	100	106
Health Care Equipment & Supplies - 0.0% ∞
Baxter International, Inc.
4.00%, 03/01/2014	25	27
Health Care Providers & Services - 0.0% ∞
WellPoint, Inc.
5.88%, 06/15/2017	13	14
7.00%, 02/15/2019	9	11
Household Products - 0.0% ∞
Kimberly-Clark Corp.
7.50%, 11/01/2018 ^	15	19
Industrial Conglomerates - 0.0% ∞
Tyco International Finance SA
8.50%, 01/15/2019	40	52
Insurance - 0.6%
Berkshire Hathaway Finance Corp.
4.00%, 04/15/2012	100	105
4.60%, 05/15/2013	100	109
Jackson National Life Global Funding
5.38%, 05/08/2013 - 144A	100	107
Metropolitan Life Global Funding I
5.13%, 04/10/2013 - 144A	100	108
New York Life Global Funding
3.00%, 05/04/2015 - 144A	100	101
Pricoa Global Funding I
5.45%, 06/11/2014 - 144A	150	163
Protective Life Secured Trusts
4.00%, 04/01/2011	250	255
Travelers Cos., Inc.
5.80%, 05/15/2018	50	55
Travelers Life & Annunity Global Funding I
5.13%, 08/15/2014 - 144A	100	108
IT Services - 0.0% ∞
HP Enterprise Services LLC — Series B
6.00%, 08/01/2013	50	56
Machinery - 0.0% ∞
Ingersoll-Rand Co. Ltd.
6.39%, 11/15/2027	25	27
PACCAR, Inc.
6.38%, 02/15/2012	15	16
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

Machinery — (continued)
Parker Hannifin Corp.
5.50%, 05/15/2018	$20	$23
Media - 1.7%
CBS Corp.
5.75%, 04/15/2020	17	18
7.88%, 07/30/2030	25	29
Comcast Cable Holdings LLC
9.80%, 02/01/2012	500	559
Comcast Corp.
5.50%, 03/15/2011	250	257
6.50%, 01/15/2017	50	57
COX Communications, Inc.
6.75%, 03/15/2011	1,000	1,034
Historic TW, Inc.
9.15%, 02/01/2023	500	674
News America Holdings, Inc.
8.88%, 04/26/2023	80	104
News America, Inc.
7.30%, 04/30/2028	50	56
Thomson Reuters Corp.
4.70%, 10/15/2019	15	16
5.95%, 07/15/2013	35	39
Time Warner Cable, Inc.
6.75%, 07/01/2018	60	69
7.30%, 07/01/2038	100	116
8.25%, 02/14/2014	50	59
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	25	31
Viacom, Inc.
6.25%, 04/30/2016	50	57
Metals & Mining - 0.1%
BHP Billiton Finance USA, Ltd.
5.50%, 04/01/2014	50	56
Rio Tinto Finance USA, Ltd.
8.95%, 05/01/2014	35	42
Multiline Retail - 0.1%
Kohl’s Corp.
6.25%, 12/15/2017	15	17
Target Corp.
6.00%, 01/15/2018	100	119
Multi-Utilities - 0.2%
Dominion Resources, Inc. — Series B
6.25%, 06/30/2012	144	157
PG&E Corp.
5.75%, 04/01/2014	100	111
Sempra Energy
6.50%, 06/01/2016	50	57
8.90%, 11/15/2013	50	60
Office Electronics - 0.0% ∞
Xerox Corp.
6.75%, 02/01/2017	50	56
Oil, Gas & Consumable Fuels - 0.6%
Anadarko Petroleum Corp.
5.75%, 06/15/2014	50	45
8.70%, 03/15/2019	80	76
Canadian Natural Resources, Ltd.
5.90%, 02/01/2018	25	28
Cenovus Energy, Inc.
5.70%, 10/15/2019	30	33
Conoco Funding Co.
7.25%, 10/15/2031	50	62
ConocoPhillips
5.75%, 02/01/2019	75	86
EnCana Corp.
6.50%, 05/15/2019	50	57
Marathon Oil Corp.
8.38%, 05/01/2012	150	167
Petro-Canada
6.05%, 05/15/2018	40	45
6.80%, 05/15/2038	50	57
Shell International Finance BV
6.38%, 12/15/2038	100	119
Spectra Energy Capital LLC
5.50%, 03/01/2014	125	134
8.00%, 10/01/2019	50	60
Talisman Energy, Inc.
7.75%, 06/01/2019	10	12
XTO Energy, Inc.
4.63%, 06/15/2013	50	54
Pharmaceuticals - 0.1%
AstraZeneca PLC
5.40%, 06/01/2014	50	56
Eli Lilly & Co.
3.55%, 03/06/2012	50	52
GlaxoSmithKline Capital, Inc.
4.38%, 04/15/2014	50	55
Real Estate Investment Trusts - 0.1%
Simon Property Group, LP
5.63%, 08/15/2014	50	54
6.10%, 05/01/2016	60	67
6.75%, 05/15/2014	30	34
WEA Finance LLC
6.75%, 09/02/2019 - 144A	68	75
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC
5.65%, 05/01/2017 ^	50	56
6.70%, 08/01/2028	50	57
CSX Corp.
6.30%, 03/15/2012	25	27
Norfolk Southern Corp.
6.75%, 02/15/2011	50	52
Union Pacific Corp.
4.70%, 01/02/2024	88	90
5.65%, 05/01/2017	50	56
Software - 0.1%
Intuit, Inc.
5.75%, 03/15/2017	15	16
Oracle Corp.
5.25%, 01/15/2016	30	34
5.75%, 04/15/2018	100	117
6.50%, 04/15/2038	30	36
Specialty Retail - 0.1%
Home Depot, Inc.
5.40%, 03/01/2016	85	95
Staples, Inc.
9.75%, 01/15/2014	45	55
Transportation Infrastructure - 0.0% ∞
United Parcel Service of America, Inc.
8.38%, 04/01/2020	35	48
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Water Utilities - 0.1%
American Water Capital Corp.
6.09%, 10/15/2017	$100	$110
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc.
7.88%, 03/01/2011 ^	100	105
Vodafone Group PLC
5.00%, 09/15/2015	115	124

Total Corporate Debt Securities (cost $28,490)		29,773

CONVERTIBLE BOND - 0.2%
Diversified Financial Services - 0.2%
Banc of America Covered Bond Issuer
5.50%, 06/14/2012 - 144A	400	428
Total Convertible Bond (cost $399)

	Shares	Value

SECURITIES LENDING COLLATERAL - 0.2%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.25% ▲	356,515	357
Total Securities Lending Collateral (cost $357)

	Principal	Value

REPURCHASE AGREEMENT - 6.5%
State Street Bank & Trust Co.
0.00% ▲ , dated 06/30/2010, to be repurchased at $11,881 on 07/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $12,121.	$11,881	11,881

Total Repurchase Agreement (cost $11,881)
Total Investment Securities (cost $168,760) #		179,592
Other Assets and Liabilities — Net		2,460

Net Assets		$182,052

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 06/30/2010.
Ә	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $9, or less than 0.01% of the fund’s net assets.
∞	Percentage rounds to less than 0.1%.
^	All or a portion of this security is on loan. The value of all securities on loan is $349.
Џ	In default.
▲	Rate shown reflects the yield at 06/30/2010.
#	Aggregate cost for federal income tax purposes is $168,760. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $13,166 and $2,334, respectively. Net unrealized appreciation for tax purposes is $10,832.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2010, these securities aggregated $11,236, or 6.17%, of the fund’s net assets.
IO	Interest Only
PO	Principal Only
STRIPS	Separate Trading of Registered Interest and Principal of Securities
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total

Fixed Income — Asset-Backed Security	$—	$1,236	$—	$1,236
Fixed Income — Consumer Discretionary	—	3,355	—	3,355
Fixed Income — Consumer Staples	—	1,029	—	1,029
Fixed Income — Energy	—	1,207	—	1,207
Fixed Income — Financials	—	15,569	—	15,569
Fixed Income — Foreign Government Obligation	—	559	—	559
Fixed Income — Health Care	—	331	—	331
Fixed Income — Industrials	—	1,548	—	1,548
Fixed Income — Information Technology	—	1,037	—	1,037
Fixed Income — Materials	—	712	—	712
Fixed Income — Mortgage-Backed Security	—	21,354	—	21,354
Fixed Income — Municipal Government Obligation	—	158	—	158
Fixed Income — Telecommunication Services	—	2,773	—	2,773
Fixed Income — U.S. Government Agency Obligation	—	79,530	—	79,530
Fixed Income — U.S. Government Obligation	—	34,316	—	34,316
Fixed Income — Utilities	—	2,640	—	2,640
Cash & Cash Equivalent — Repurchase Agreement	—	11,881	—	11,881
Cash & Cash Equivalent — Securities Lending Collateral	357	—	—	357
Total	$357	$179,235	$—	$179,592
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica JPMorgan Core Bond VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $156,879)	$167,711
(including securities loaned of $349)
Repurchase agreement, at value (cost: $11,881)	11,881
Receivables:
Investment securities sold	113
Shares sold	2,393
Interest	1,203

183,301

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	746
Shares redeemed	10
Management and advisory fees	71
Distribution and service fees	3
Trustees fees	1
Administration fees	3
Printing and shareholder reports fees	35
Audit and tax fees	10
Other	13
Collateral for securities on loan	357

1,249

Net assets	$182,052

Net assets consist of:
Capital stock ($.01 par value)	$138
Additional paid-in capital	155,002
Undistributed net investment income	15,691
Undistributed (accumulated) net realized gain (loss) from investment securities	389
Net unrealized appreciation (depreciation) on:
Investment securities	10,832

Net assets	$182,052

Net assets by class:
Initial Class	$166,865
Service Class	15,187
Shares outstanding:
Initial Class	12,691
Service Class	1,095
Net asset value and offering price per share:
Initial Class	$13.15
Service Class	13.87
STATEMENT OF OPERATIONS
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

Investment income:
Interest income	5,283
Securities lending income (net)	1

	5,284

Expenses:
Management and advisory	375
Printing and shareholder reports	31
Custody	44
Administration	17
Legal	4
Audit and tax	9
Trustees	3
Transfer agent	1
Registration	—	(a)
Distribution and service:
Service Class	19
Other	1

Total expenses	504

Net investment income	4,780

Net realized gain (loss) on transactions from:
Investment securities	791

Net increase in unrealized appreciation (depreciation) on:
Investment securities	4,172

Net realized and unrealized gain	4,963

Net increase in net assets resulting from operations	$9,743

(a)	Rounds to less than $1.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica JPMorgan Core Bond VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2010 (unaudited)	December 31, 2009
From operations:
Net investment income	$4,780	$10,248
Net realized gain (loss) from investment securities	791	261
Change in net unrealized appreciation (depreciation) on investment securities	4,172	5,502

Net increase in net assets resulting from operations	9,743	16,011

Distributions to shareholders:
From net investment income:
Initial Class	—	(7,248)
Service Class	—	(723)

	—	(7,971)

From net realized gains:
Initial Class	—	(1,183)
Service Class	—	(125)

	—	(1,308)

Total distributions to shareholders	—	(9,279)

Capital share transactions:
Proceeds from shares sold:
Initial Class	31,421	48,382
Service Class	2,619	9,231

	34,040	57,613

Dividends and distributions reinvested:
Initial Class	—	8,431
Service Class	—	848

	—	9,279

Cost of shares redeemed:
Initial Class	(32,966)	(38,581)
Service Class	(4,808)	(8,264)

	(37,774)	(46,845)

Net increase (decrease) in net assets from capital shares transactions	(3,734)	20,047

Net increase in net assets	6,009	26,779

Net assets:
Beginning of period/year	176,043	149,264

End of period/year	$182,052	$176,043

Undistributed net investment income	$15,691	$10,911

Share activity:
Shares issued:
Initial Class	2,439	3,977
Service Class	194	718

	2,633	4,695

Shares issued-reinvested from distributions:
Initial Class	—	693
Service Class	—	66

	—	759

Shares redeemed:
Initial Class	(2,607)	(3,138)
Service Class	(359)	(633)

	(2,966)	(3,771)

Net increase (decrease) in shares outstanding:
Initial Class	(168)	1,532
Service Class	(165)	151

	(333)	1,683

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica JPMorgan Core Bond VP
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2010)
For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$12.41		$11.95	$11.81	$11.66	$11.83	$12.23
Investment operations
Net investment income(a)	0.36		0.73	0.58	0.52	0.53	0.54
Net realized and unrealized gain (loss)	0.38		0.40	0.06	0.26	(0.07)	(0.26)

Total operations	0.74		1.13	0.64	0.78	0.46	0.28

Distributions
From net investment income	—		(0.58)	(0.50)	(0.63)	(0.63)	(0.66)
From net realized gains	—		(0.09)	—	—	—	(0.02)

Total distributions	—		(0.67)	(0.50)	(0.63)	(0.63)	(0.68)

Net asset value
End of period/year	$13.15		$12.41	$11.95	$11.81	$11.66	$11.83

Total return(b)	5.96	%(c)	9.58%	5.58%	6.85%	3.92%	2.30%
Net assets end of period/year (000’s)	$166,865		$159,532	$135,307	$142,788	$157,167	$185,820
Ratio and supplemental data
Expenses to average net assets	0.58	%(d)	0.57%	0.55%	0.58%	0.57%	0.59%
Net investment income, to average net assets	5.76	%(d)	5.95%	4.88%	4.46%	4.54%	4.42%
Portfolio turnover rate	10	%(c)	18%	28%	4%	5%	6%
For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$13.11		$12.58	$12.43	$12.24	$12.41	$12.81
Investment operations
Net investment income(a)	0.37		0.74	0.58	0.52	0.53	0.53
Net realized and unrealized gain (loss)	0.39		0.43	0.06	0.27	(0.09)	(0.27)

Total operations	0.76		1.17	0.64	0.79	0.44	0.26

Distributions
From net investment income	—		(0.55)	(0.49)	(0.60)	(0.61)	(0.64)
From net realized gains	—		(0.09)	—	—	—	(0.02)

Total distributions	—		(0.64)	(0.49)	(0.60)	(0.61)	(0.66)

Net asset value
End of period/year	$13.87		$13.11	$12.58	$12.43	$12.24	$12.41

Total return(b)	5.80	%(c)	9.38%	5.25%	6.61%	3.63%	2.07%
Net assets end of period/year (000’s)	$15,187		$16,511	$13,957	$11,460	$10,591	$8,293
Ratio and supplemental data
Expenses to average net assets	0.83	%(d)	0.82%	0.80%	0.83%	0.82%	0.84%
Net investment income, to average net assets	5.52	%(d)	5.73%	4.65%	4.21%	4.29%	4.16%
Portfolio turnover rate	10	%(c)	18%	28%	4%	5%	6%

(a)	Calculated based on average number of shares outstanding.

(b)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(c)	Not annualized.

(d)	Annualized.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica JPMorgan Core Bond VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Core Bond VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and pursuant to the terms of the repurchase agreement, must be collaterized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Treasury inflation-protected securities (“TIPS”): The Fund invests in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2010 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Cash overdraft: Throughout the period, the Fund may have cash overdraft balances. A fee is incurred on these overdrafts by a rate based on the federal funds rate.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2010.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at the amount of distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica JPMorgan Core Bond VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
Market and credit risk: On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”) into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced additional steps taken by it in connection with the conservatorship. The U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. Both the liquidity backstop and the mortgage-backed securities purchase program expired December 31, 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations associated with its mortgage-backed securities, including its guaranty obligations. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the FHFA determines that the FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica JPMorgan Core Bond VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.
Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.
Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.
U.S. Government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U. S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.
Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Board of Trustees.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2010, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, are disclosed at the end of the Fund’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, and ML Life Insurance Company of New York.
TAM is the Fund’s investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica JPMorgan Core Bond VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2010:

	Market Value	% of Net Assets
Transamerica BlackRock Tactical	$15,582	8.56%
Allocation VP
Total	$15,582	8.56%
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $750 million	0.45%
Over $750 million up to $1 billion	0.40%
Over $1 billion	0.375%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
0.70% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2010, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture at June 30, 2010.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2011. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica JPMorgan Core Bond VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2010 were as follows:

Purchases of securities:
Long-term	$15,016
U.S. Government	14,500
Proceeds from maturities and sales of securities:
Long-term	9,184
U.S. Government	6,776
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2007 — 2009), or expected to be taken in the Fund’s 2010 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Foxhall Global Hard Asset VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica JPMorgan Core Bond VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and J.P. Morgan Investment Management Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds and accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Board also contemplated the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Portfolio’s performance was below the median for its peer universe for the past 1- year period and above the median for the past 3-, 5-, and 10-year periods. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Portfolio’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the total expenses of the Portfolio were below the medians for its peer group and peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Foxhall Global Hard Asset VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
	Beginning		Expenses Paid		Expenses Paid	Annualized Expense
Fund Name	Account Value	Ending Account Value	During Period (a)	Ending Account Value	During Period (a)	Ratio
Transamerica JPMorgan Enhanced Index VP
Initial Class	$1,000.00	$932.40	$4.02	$1,020.63	$4.21	0.84%
Service Class	1,000.00	931.70	5.22	1,019.39	5.46	1.09%

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

Asset Type	% of Net Assets
Common Stocks	98.7%
Securities Lending Collateral	1.8
Repurchase Agreement	1.1
U.S. Government Obligation	0.1
Other Assets and Liabilities — Net(a)	(1.7)

Total	100.0%

(a)	The Other Assets and Liabilities — Net category may include, but is not limited to, Forward Currency contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, and Securities Sold Short.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Aerospace & Defense - 2.6%
Boeing Co.	4,000	$251
Honeywell International, Inc.	19,000	742
United Technologies Corp.	25,700	1,668
Airlines - 0.4%
Continental Airlines, Inc. — Class B ‡	3,400	75
Delta Air Lines, Inc. ‡	4,700	55
Southwest Airlines Co.	22,500	250
Auto Components - 0.8%
Johnson Controls, Inc.	28,800	774
Automobiles - 0.1%
Ford Motor Co. ‡^	12,600	127
Beverages - 2.3%
Coca-Cola Co.	39,500	1,979
PepsiCo, Inc.	5,000	305
Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc. ‡ Λ	4,900	251
Biogen Idec, Inc. ‡	15,100	716
Celgene Corp. ‡	18,100	920
Gilead Sciences, Inc. ‡	5,300	182
Capital Markets - 2.9%
Bank of New York Mellon Corp.	36,200	894
Goldman Sachs Group, Inc.	6,800	893
Janus Capital Group, Inc.	15,300	136
Morgan Stanley	26,300	610
State Street Corp.	12,400	419
Chemicals - 2.0%
Air Products & Chemicals, Inc.	2,000	130
Airgas, Inc.	1,800	112
Dow Chemical Co.	23,900	567
E.I. du Pont de Nemours & Co.	32,900	1,138
PPG Industries, Inc.	2,000	121
Commercial Banks - 3.3%
BB&T Corp.	19,100	503
Fifth Third Bancorp	14,400	177
Popular, Inc. ‡	23,716	64
SunTrust Banks, Inc.	2,200	51
SVB Financial Group ‡	3,700	153
U.S. Bancorp	28,300	632
Wells Fargo & Co.	68,900	1,763
Communications Equipment - 3.1%
Cisco Systems, Inc. ‡	75,700	1,612
Corning, Inc.	33,100	535
Juniper Networks, Inc. ‡	6,600	151
QUALCOMM, Inc.	25,200	828
Computers & Peripherals - 6.4%
Apple, Inc. ‡	11,200	2,816
EMC Corp. ‡	3,200	59
Hewlett-Packard Co.	33,400	1,446
International Business Machines Corp.	16,800	2,074
NetApp, Inc. ‡	2,000	75
Consumer Finance - 0.6%
American Express Co.	15,700	623
Capital One Financial Corp.	300	12
Containers & Packaging - 0.1%
Ball Corp.	2,200	116
Diversified Consumer Services - 0.1%
Apollo Group, Inc. — Class A ‡	3,000	127
Diversified Financial Services - 4.0%
Bank of America Corp.	166,500	2,394
Citigroup, Inc. ‡	296,500	1,115
CME Group, Inc. — Class A	1,300	366
NYSE Euronext	2,800	77
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	46,800	1,132
Verizon Communications, Inc.	40,000	1,121
Electric Utilities - 1.4%
Edison International	8,300	263
Entergy Corp.	2,000	143
Exelon Corp.	4,200	159
Nextera Energy, Inc.	11,200	547
Northeast Utilities	1,000	25
NV Energy, Inc.	25,400	301
Electrical Equipment - 0.3%
Emerson Electric Co.	8,000	350
Energy Equipment & Services - 1.1%
Ensco PLC ADR	100	4
FMC Technologies, Inc. ‡	1,000	53
Halliburton Co.	15,800	388
Helmerich & Payne, Inc.	3,100	113
Nabors Industries, Ltd. ‡	14,300	252
Schlumberger, Ltd. Λ	5,100	282
Food & Staples Retailing - 1.7%
CVS Caremark Corp.	11,720	344
Kroger Co.	11,400	224
Walgreen Co.	7,400	198
Wal-Mart Stores, Inc.	20,000	961
Food Products - 1.4%
Archer-Daniels-Midland Co.	17,100	442
General Mills, Inc.	19,300	685
Kraft Foods, Inc. — Class A	8,900	249
Health Care Equipment & Supplies - 1.2%
Becton, Dickinson and Co.	2,300	156
Covidien PLC	10,700	430
Medtronic, Inc.	12,000	435
Stryker Corp.	3,000	150
Health Care Providers & Services - 2.2%
Aetna, Inc.	4,400	116
Cardinal Health, Inc.	8,900	299
CIGNA Corp.	12,900	401
Laboratory Corp. of America Holdings ‡	1,100	83
Medco Health Solutions, Inc. ‡	11,600	638
Quest Diagnostics, Inc.	2,000	100
UnitedHealth Group, Inc.	7,600	216
WellPoint, Inc. ‡	7,300	357
Hotels, Restaurants & Leisure - 1.4%
Darden Restaurants, Inc.	1,300	51
McDonald’s Corp.	8,600	567
Royal Caribbean Cruises, Ltd. ‡	9,200	209
Starwood Hotels & Resorts Worldwide, Inc.	1,700	70
Yum! Brands, Inc.	13,300	519
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica JPMorgan Enhanced Index VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Household Durables — 0.7%
Lennar Corp. — Class A Λ	32,500	$452
Newell Rubbermaid, Inc.	6,600	97
NVR, Inc. ‡	200	131
Household Products — 3.0%
Kimberly-Clark Corp.	16,600	1,007
Procter & Gamble Co.	34,700	2,082
Independent Power Producers & Energy Traders — 0.1%
AES Corp. ‡	13,800	128
Industrial Conglomerates — 2.6%
3M Co.	6,300	498
General Electric Co.	117,500	1,694
Textron, Inc.	8,300	141
Tyco International, Ltd.	8,800	310
Insurance — 3.7%
ACE, Ltd.	9,100	468
Aflac, Inc.	20,900	892
Berkshire Hathaway, Inc. — Class B ‡	14,000	1,115
Everest RE Group, Ltd.	1,300	92
Lincoln National Corp.	3,300	80
MetLife, Inc.	14,500	548
Prudential Financial, Inc.	6,200	333
XL Group PLC — Class A	12,500	200
Internet & Catalog Retail — 0.2%
Amazon.com, Inc. ‡	1,200	131
Expedia, Inc.	3,000	56
Internet Software & Services — 1.1%
Google, Inc. — Class A ‡	2,400	1,068
IT Services — 1.4%
Cognizant Technology Solutions Corp. — Class A ‡	14,600	731
Computer Sciences Corp.	2,800	127
Genpact, Ltd. ‡	4,900	76
Mastercard, Inc. — Class A	2,100	419
Western Union Co.	7,200	107
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc. ‡	4,300	211
Machinery — 2.6%
AGCO Corp. ‡	7,700	208
Deere & Co.	15,200	846
PACCAR, Inc. Λ	19,600	781
Parker Hannifin Corp.	13,700	760
Media — 3.9%
Comcast Corp. — Class A	25,000	434
DIRECTV — Class A ‡	8,000	271
Discovery Communications, Inc. — Series A ‡	1,400	50
DISH Network Corp. — Class A	12,400	225
Gannett Co., Inc. Λ	24,700	332
Time Warner, Inc.	39,700	1,149
Walt Disney Co.	49,400	1,557
Metals & Mining — 1.0%
Cliffs Natural Resources, Inc.	1,900	90
Freeport— McMoRan Copper & Gold, Inc.	15,130	894
Multiline Retail — 1.8%
Kohl’s Corp. ‡	12,500	594
Macy’s, Inc.	27,000	483
Target Corp.	15,400	757
Multi-Utilities — 2.3%
Ameren Corp.	4,400	105
PG&E Corp.	18,500	759
Public Service Enterprise Group, Inc.	6,500	204
Scana Corp.	11,500	411
Sempra Energy	4,900	229
Xcel Energy, Inc.	28,100	579
Oil, Gas & Consumable Fuels — 9.5%
Apache Corp.	10,700	901
Chevron Corp.	27,400	1,859
ConocoPhillips	13,000	638
Devon Energy Corp.	3,500	213
El Paso Corp.	14,300	159
EOG Resources, Inc.	8,400	826
Exxon Mobil Corp.	59,800	3,413
Hess Corp.	1,000	50
Noble Energy, Inc.	5,500	332
Occidental Petroleum Corp.	11,000	849
Spectra Energy Corp.	9,600	193
Williams Cos., Inc.	12,000	219
Personal Products — 0.4%
Avon Products, Inc.	15,700	416
Pharmaceuticals — 6.4%
Abbott Laboratories	39,400	1,843
Bristol— Myers Squibb Co.	3,700	92
Johnson & Johnson	16,100	951
King Pharmaceuticals, Inc. ‡	9,100	69
Merck & Co., Inc.	63,937	2,236
Mylan, Inc. ‡ Λ	10,400	177
Pfizer, Inc.	80,900	1,154
Real Estate Investment Trusts — 1.0%
Apartment Investment & Management Co. — Class A	4,500	87
Developers Diversified Realty Corp.	4,500	45
Digital Realty Trust, Inc. Λ	3,500	202
Duke Realty Corp.	5,800	66
Dupont Fabros Technology, Inc.	200	5
EastGroup Properties, Inc.	2,900	103
Felcor Lodging Trust, Inc. ‡	12,300	61
Kimco Realty Corp.	3,800	51
Pennsylvania	4,509	55
ProLogis	15,600	158
Senior Housing Properties Trust	6,100	123
Universal Health Realty Income Trust	600	19
Road & Rail — 1.7%
CSX Corp.	20,700	1,027
Norfolk Southern Corp.	12,000	637
Union Pacific Corp.	1,200	83
Semiconductors & Semiconductor Equipment — 2.5%
Advanced Micro Devices, Inc. ‡	12,900	94
Altera Corp.	6,800	169
Analog Devices, Inc.	6,100	170
Broadcom Corp. — Class A	4,600	152
Intel Corp.	15,500	301
Intersil Corp. — Class A	23,400	283
LSI Corp. ‡	67,000	308
Marvell Technology Group, Ltd. ‡	21,900	345
Novellus Systems, Inc. ‡ Λ	7,200	183
Texas Instruments, Inc.	8,700	203
Xilinx, Inc. Λ	11,200	283
The notes to the financial statements are in integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica JPMorgan Enhanced Index VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Software - 3.3%
CA, Inc.	2,100	$39
Citrix Systems, Inc. ‡	1,100	46
Microsoft Corp.	104,700	2,409
Oracle Corp.	31,600	678
Symantec Corp. ‡	12,300	171
Specialty Retail - 1.8%
AutoZone, Inc. ‡	1,500	290
GameStop Corp. - Class A ‡	5,800	109
Gap, Inc.	21,800	424
Lowe’s Cos., Inc.	26,300	537
Staples, Inc. ^	13,300	253
TJX Cos., Inc. ^	4,400	185
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	12,300	450
V.F. Corp.	1,000	71
Tobacco - 2.1%
Lorillard, Inc.	4,200	302
Philip Morris International, Inc.	40,400	1,852
Wireless Telecommunication Services - 1.2%
American Tower Corp.- Class A ‡	13,400	596
Sprint Nextel Corp. ‡	152,500	647

Total Common Stocks (cost $105,581)		99,891

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Note 1.13% 06/30/2011 Ψ	$145	146
Total U.S. Government Obligation (cost $146)
SECURITIES LENDING COLLATERAL - 1.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.25% ▲	1,867,146	$1,867
Total Securities Lending Collateral (cost $1,867)

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.00% ▲, dated 06/30/2010, to be repurchased at $1,114 on 07/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $1,139	$1,114	1,114
Total Repurchase Agreement (cost $1,114)

Total Investment Securities (cost $108,708) #		103,018
Other Assets and Liabilities - Net		(1,763)

Net Assets		$101,255

	Shares	Value
SECURITY SOLD SHORT (0.0%) ∞
Diversified Telecommunication Services - (0.0%) ∞
Frontier Communications Corp.	(7,600)	(54)
Total Security Sold Short (Proceeds $54)
FUTURES CONTRACTS:

				Net Unrealized
Description	Type	Contracts Γ	Expiration Date	Depreciation
S&P 500 E Mini Index	Long	24	09/17/2010	($34)
NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $1,825.

Ψ	All or a portion of this security is segregated with the broker to cover margin requirements for open futures contracts. The value of this security segregated at 06/30/2010 is $146.

▲	Rate shown reflects the yield at 06/30/2010.

∞	Percentage rounds to less than (0.1%).

#
Aggregate cost for federal income tax purposes is $108,708. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $2,110 and $7,800, respectively. Net unrealized depreciation for tax purposes is $5,690.

Γ	Contract amounts are not in thousands.
DEFINITION:

ADR	American Depositary Receipt
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica JPMorgan Enhanced Index VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$11,482	$—	$—	$11,482
Equities — Consumer Staples	11,046	—	—	11,046
Equities — Energy	10,744	—	—	10,744
Equities — Financials	15,585	—	—	15,585
Equities — Health Care	12,183	—	—	12,183
Equities — Industrials	10,376	—	—	10,376
Equities — Information Technology	17,958	—	—	17,958
Equities — Materials	3,168	—	—	3,168
Equities — Telecommunication Services	3,496	—	—	3,496
Equities — Utilities	3,853	—	—	3,853
Fixed Income — U.S. Government Obligation	—	146	—	146
Cash & Cash Equivalent — Repurchase Agreement	—	1,114	—	1,114
Cash & Cash Equivalent — Securities Lending Collateral	1,867	—	—	1,867
Total	$101,758	$1,260	$—	$103,018

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Future Contract — Depreciation	$—	$(34)	$—	$(34)

Security Sold Short	Level 1	Level 2	Level 3	Total
Equities — Telecommunication Services	$(54)	$—	$—	$(54)

*	Other financial instruments are derivative instruments including, but not limited to, Futures Contracts, Forward Foreign Currency Contracts, and Swap Contracts that are valued at unrealized appreciation (depreciation) on the instrument.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica JPMorgan Enhanced Index VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $107,594) (including securities loaned of $1,825)	$101,904
Repurchase agreement, at value (cost: $1,114)	1,114
Receivables:
Investment securities sold	1,558
Shares sold	42
Interest	1
Dividends	161

104,780

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	1,492
Shares redeemed	6
Management and advisory fees	71
Distribution and service fees	1
Administration fees	2
Printing and shareholder reports fees	9
Audit and tax fees	11
Variation margin	10
Other	2
Collateral for securities on loan	1,867
Securities sold short, at value (proceeds: $54)	54

3,525

Net assets	$101,255

Net assets consist of:
Capital stock ($.01 par value)	$105
Additional paid-in capital	128,140
Undistributed net investment income	2,054
Undistributed (accumulated) net realized gain (loss) from investment securities futures,	(23,320)
Net unrealized appreciation (depreciation) on:
Investment securities	(5,690)
Futures contracts	(34)

Net assets	$101,255

Net assets by class:
Initial Class	$95,552
Service Class	5,703
Shares outstanding:
Initial Class	9,887
Service Class	589
Net asset value and offering price per share:
Initial Class	$9.66
Service Class	9.69
STATEMENT OF OPERATIONS
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income	$1,047
Interest income	1
Securities lending income (net)	3

1,051

Expenses:
Management and advisory	404
Printing and shareholder reports	8
Custody	20
Administration	11
Legal	2
Audit and tax	10
Trustees	2
Transfer agent	1
Distribution and service:
Service Class	7
Other	1

Total expenses	466

Less waiver	(1)

Net expenses	465

Net investment income	586

Net realized gain (loss) on transactions from:
Investment securities	7,081
Futures contracts	(89)

6,992

Net decrease in unrealized appreciation (depreciation) on:
Investment securities	(15,109)
Futures contracts	(38)

Change in unrealized appreciation (depreciation)	(15,147)

Net realized and unrealized loss	(8,155)

Net decrease in net assets resulting from operations	$(7,569)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica JPMorgan Enhanced Index VP
STATEMENTS OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2010	December 31,
	(unaudited)	2009
From operations:
Net investment income	$586	$1,465
Net realized gain (loss) from investment securities and futures contracts	6,992	(12,072)
Change in net unrealized appreciation (depreciation) on investment securities and futures contracts	(15,147)	35,907

Net increase (decrease) in net assets resulting from operations	(7,569)	25,300

Distributions to shareholders:
From net investment income:
Initial Class	—	(1,949)
Service Class	—	(60)

Total distributions to shareholders	—	(2,009)

Capital share transactions:
Proceeds from shares sold:
Initial Class	6,004	14,249
Service Class	2,424	1,942

	8,428	16,191

Dividends and distributions reinvested:
Initial Class	—	1,949
Service Class	—	60

	—	2,009

Cost of shares redeemed:
Initial Class	(11,048)	(14,425)
Service Class	(986)	(1,295)

	(12,034)	(15,720)
Net increase (decrease) in net assets from capital shares transactions	(3,606)	2,480

Net increase (decrease) in net assets	(11,175)	25,771

Net assets:
Beginning of period/year	112,430	86,659

End of period/year	$101,255	$112,430

Undistributed net investment income	$2,054	$1,468

Share activity:
Shares issued:
Initial Class	560	1,633
Service Class	234	203

	794	1,836

Shares issued-reinvested from distributions:
Initial Class	—	205
Service Class	—	6

	—	211

Shares redeemed:
Initial Class	(1,075)	(1,684)
Service Class	(94)	(141)

	(1,169)	(1,825)

Net increase (decrease) in shares outstanding:
Initial Class	(515)	154
Service Class	140	68

	(375)	222

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica JPMorgan Enhanced Index VP
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2010)
For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$10.36		$8.15	$16.43	$16.35	$14.34	$14.04
Investment operations
Net investment income(a)	0.06		0.14	0.20	0.19	0.17	0.13
Net realized and unrealized gain (loss)	(0.76)		2.26	(5.49)	0.56	2.01	0.35

Total operations	(0.70)		2.40	(5.29)	0.75	2.18	0.48

Distributions
From net investment income	—		(0.19)	(0.23)	(0.21)	(0.17)	(0.18)
From net realized gains	—		—	(2.76)	(0.46)	—	—

Total distributions	—		(0.19)	(2.99)	(0.67)	(0.17)	(0.18)

Net asset value
End of period/year	$9.66		$10.36	$8.15	$16.43	$16.35	$14.34

Total return(b)	(6.76	%)(c)	29.59%	(37.35%)	4.54%	15.31%	3.46%
Net assets end of period/year (000’s)	$95,552		$107,759	$83,543	$164,761	$193,322	$200,857
Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	0.84	%(d)	0.84%	0.82%	0.81%	0.81%	0.83%
Before reimbursement/fee waiver	0.84	%(d)	0.85%	0.82%	0.81%	0.81%	0.83%
Net investment income, to average net assets	1.09	%(d)	1.57%	1.59%	1.13%	1.16%	0.95%
Portfolio turnover rate	102	%(c)	117%	74%	55%	55%	42%
For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$10.40		$8.17	$16.45	$16.37	$14.36	$14.08
Investment operations
Net investment income(a)	0.04		0.12	0.17	0.15	0.14	0.10
Net realized and unrealized gain (loss)	(0.75)		2.26	(5.50)	0.56	2.00	0.35

Total operations	(0.71)		2.38	(5.33)	0.71	2.14	0.45

Distributions
From net investment income	—		(0.15)	(0.19)	(0.17)	(0.13)	(0.17)
From net realized gains	—		—	(2.76)	(0.46)	—	—

Total distributions	—		(0.15)	(2.95)	(0.63)	(0.13)	(0.17)

Net asset value
End of period/year	$9.69		$10.40	$8.17	$16.45	$16.37	$14.36

Total return(b)	(6.83	%)(c)	29.32%	(37.52%)	4.30%	14.96%	3.20%
Net assets end of period/year (000’s)	$5,703		$4,671	$3,116	$7,051	$6,851	$7,462
Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.09	%(d)	1.09%	1.07%	1.06%	1.06%	1.08%
Before reimbursement/fee waiver	1.09	%(d)	1.10%	1.07%	1.06%	1.06%	1.08%
Net investment income, to average net assets	0.85	%(d)	1.32%	1.32%	0.88%	0.91%	0.71%
Portfolio turnover rate	102	%(c)	117%	74%	55%	55%	42%

(a)	Calculated based on average number of shares outstanding.

(b)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(c)	Not annualized.

(d)	Annualized.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica JPMorgan Enhanced Index VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Enhanced Index VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and pursuant to the terms of the repurchase agreement, must be collaterized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Futures contracts: The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund uses futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount.
Subsequent payments (variation margin) are paid or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or security prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
The underlying face amounts of open futures contracts at June 30, 2010 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.
Short sales: A short sale is a transaction in which the Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Fund is obligated to replace the borrowed securities at the market price at the time of replacement. The Fund’s obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Fund considers the short sale to be a borrowing by the Fund that is subject to the asset coverage requirements of the 1940 Act, as amended. The Fund incurs a profit or a loss, depending upon whether the market price of the securities decrease or increase between the date of the short sale and the date on which the Fund must replace the borrowed securities. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Fund may be unable to replace borrowed securities sold short.
The Fund when investing in short sales is liable for any dividends payable on securities while those securities are in a short position and also bears other costs, such as charges for the prime brokerage accounts, in connection with its short positions. These costs are reported as broker expense on short sales in the Statement of Operations.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund securities exposes the Fund to risks such as the following: (i) the borrower may fail to return the loaned securities; (ii) the borrower may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund attempts to increase its net investment income through the receipt of interest (after rebates and fees).

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica JPMorgan Enhanced Index VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2010 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
Commisions recaptured during the period ended June 30, 2010 was less than $1 and included in net realized gain (loss) in the Statement of Operations.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at the amount of distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica JPMorgan Enhanced Index VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.
Foreign securities in which their primary trading market closes at the same time or after the NYSE are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (“ADR”), financial futures, Exchange Traded Funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Option contracts and derivative instruments are carried at unrealized appreciation/ depreciation, including forward contracts, swap contracts, and future contracts. These are generally categorized as a level 2 in the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled by taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case for interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Fund using pricing models fall into this category and generally are categorized in Level 2 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.
The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2010 is disclosed at the end of the Fund’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, and ML Life Insurance Company of New York.
TAM is the Fund’s investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica JPMorgan Enhanced Index VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $750 million	0.74%
Over $750 million up to $1 billion	0.69%
Over $1 billion	0.65%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
0.84% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2010 the amount reimbursed/waived by the adviser was $1. The following amounts were available for recapture at June 30, 2010:

	Reimbursement of	Available for Recapture
	Expenses	Through
Fiscal Year 2009:	$9	12/31/2012
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2011. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica JPMorgan Enhanced Index VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2010 were as follows:

Purchases of securities:
Long-term	$110,149
U.S. Government	171
Proceeds from maturities and sales of securities:
Long-term	114,364
U.S. Government	—
NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS
The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of derivatives held at period end is indicative of the volume held throughout the period. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:
Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2010
Derivatives not accounted for as hedging instruments

Location	Equity contracts
Asset Derivatives
Unrealized appreciation on futures contracts	$—*
Liability derivatives
Unrealized depreciation on futures contracts	(34)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010
Derivatives not accounted for as hedging instruments

Location	Equity contracts
Realized Gain/(Loss) on derivative transactions
Net realized loss on futures contracts	$(89)
Change in Unrealized Appreciation/(Depreciation) on derivative transactions
Net decrease in unrealized (depreciation) on futures contracts	(39)
For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.
NOTE 6. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax positions taken for all open tax years (2007 — 2009), or expected to be taken in the Fund’s 2010 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, foreign bonds, net operating losses, distribution reclasses for REITs, capital loss carryforwards, and post-October loss deferrals.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica JPMorgan Enhanced Index VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 7. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica JPMorgan Enhanced Index VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica JPMorgan Enhanced Index VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and J.P. Morgan Investment Management Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also contemplated the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Portfolio’s performance was above the median for its peer universe for the past 1-year period, in line with the median for the past 3- and 5-year periods and below the median for the past 10-year period. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Portfolio’s contractual management fee was above the median for its peer universe and that the total expenses of the Portfolio were below the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica JPMorgan Mid Cap Value VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (a)	Value	During Period (a)	Expense Ratio
Transamerica JPMorgan Mid Cap Value VP
Initial Class	$1,000.00	$996.40	$4.36	$1,020.43	$4.41	0.88%
Service Class	1,000.00	995.50	5.59	1,019.19	5.66	1.13

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets
Common Stocks	98.6%
Repurchase Agreement	2.9
Securities Lending Collateral	0.4
Other Assets and Liabilities — Net	(1.9)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica JPMorgan Mid Cap Value VP
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS — 98.6%
Aerospace & Defense — 3.0%
Alliant Techsystems, Inc. ‡	21,500	$1,334
L3 Communications Holdings, Inc.	26,700	1,891
Precision Castparts Corp.	23,410	2,410
Auto Components — 0.8%
WABCO Holdings, Inc. ‡	47,200	1,486
Beverages — 0.6%
Brown-Forman Corp. — Class B	21,674	1,240
Capital Markets — 2.5%
Affiliated Managers Group, Inc. ‡	10,950	665
Ameriprise Financial, Inc.	36,700	1,326
Northern Trust Corp.	29,400	1,373
T. Rowe Price Group, Inc.	32,000	1,421
Chemicals — 3.9%
Airgas, Inc.	11,100	690
Albemarle Corp.	57,500	2,283
PPG Industries, Inc.	33,800	2,042
Sigma-Aldrich Corp.	47,400	2,362
Commercial Banks — 6.8%
Bancorpsouth, Inc.	55,400	991
BB&T Corp.	64,800	1,705
City National Corp.	22,200	1,137
Cullen/Frost Bankers, Inc.	21,700	1,115
Fifth Third Bancorp	76,100	935
KeyCorp	70,400	541
M&T Bank Corp.	23,400	1,988
SunTrust Banks, Inc.	70,800	1,650
TCF Financial Corp. ^	82,800	1,375
Wilmington Trust Corp.	72,500	804
Zions Bancorporation	40,200	867
Commercial Services & Supplies — 2.3%
Republic Services, Inc. — Class A	151,550	4,507
Construction Materials — 0.3%
Vulcan Materials Co.	14,600	640
Containers & Packaging — 1.7%
Ball Corp.	61,700	3,260
Distributors — 1.2%
Genuine Parts Co.	56,600	2,233
Diversified Consumer Services — 0.8%
H&R Block, Inc.	99,900	1,567
Diversified Telecommunication Services — 1.4%
CenturyLink, Inc.	59,700	1,988
Windstream Corp.	68,660	725
Electric Utilities — 2.5%
Westar Energy, Inc.	109,700	2,371
Wisconsin Energy Corp.	47,300	2,400
Electrical Equipment — 2.4%
Ametek, Inc.	27,000	1,084
Cooper Industries PLC — Class A	36,800	1,619
Roper Industries, Inc.	35,600	1,992
Electronic Equipment & Instruments — 3.5%
Amphenol Corp. — Class A ^	57,800	2,270
Arrow Electronics, Inc. ‡	65,500	1,464
Tyco Electronics, Ltd.	118,300	3,003
Food & Staples Retailing — 1.4%
Safeway, Inc.	132,900	2,613
Food Products — 2.0%
JM Smucker Co.	55,400	3,336
McCormick & Co., Inc.	17,300	657
Gas Utilities — 4.1%
Energen Corp.	74,600	3,307
EQT Corp.	62,200	2,248
Oneok, Inc.	52,200	2,258
Questar Corp. ‡	11,400	184
Health Care Equipment & Supplies — 1.5%
Becton, Dickinson and Co.	42,600	2,881
Health Care Providers & Services — 4.2%
Community Health Systems, Inc. ‡	62,200	2,103
Coventry Health Care, Inc. ‡	78,550	1,389
Lincare Holdings, Inc. ‡	113,850	3,700
VCA Antech, Inc. ‡	36,100	894
Hotels, Restaurants & Leisure — 2.4%
Darden Restaurants, Inc.	22,824	887
Marriott International, Inc. — Class A	48,219	1,444
Yum! Brands, Inc.	56,800	2,217
Household Durables — 3.1%
Fortune Brands, Inc.	71,800	2,813
Jarden Corp.	44,500	1,196
Snap-On, Inc.	47,700	1,951
Household Products — 1.3%
Clorox Co.	20,500	1,274
Energizer Holdings, Inc. ‡	24,700	1,242
Industrial Conglomerates — 0.6%
Carlisle Cos., Inc.	30,100	1,088
Insurance — 11.1%
AON Corp.	32,900	1,221
Assurant, Inc.	42,350	1,470
Cincinnati Financial Corp.	110,025	2,846
Loews Corp.	113,500	3,780
Old Republic International Corp.	275,525	3,342
OneBeacon Insurance Group, Ltd. — Class A	93,931	1,345
Principal Financial Group, Inc.	74,900	1,756
Symetra Financial Corp.	36,900	443
Transatlantic Holdings, Inc.	57,600	2,762
WR Berkley Corp.	91,000	2,408
Internet & Catalog Retail — 0.7%
Expedia, Inc.	73,200	1,375
Media — 4.1%
Cablevision Systems Corp. — Class A	39,800	956
Clear Channel Outdoor Holdings, Inc. — Class A ‡	96,984	842
DISH Network Corp. — Class A	58,400	1,060
Gannett Co., Inc.	125,400	1,687
Omnicom Group, Inc.	26,500	909
Scripps Networks Interactive, Inc. — Class A	21,324	860
Washington Post Co. — Class B	3,705	1,521
Multiline Retail — 0.4%
Macy’s, Inc.	44,900	804
Multi-Utilities — 3.9%
CMS Energy Corp.	200,100	2,931
NSTAR	51,500	1,803
Xcel Energy, Inc.	136,700	2,817
Oil, Gas & Consumable Fuels — 6.6%
CVR Energy, Inc. ‡	106,300	799
Devon Energy Corp.	43,600	2,656
El Paso Corp.	100,400	1,115
Kinder Morgan Management LLC ‡	45,265	2,562
Teekay Corp.	78,800	2,062
Williams Cos., Inc.	196,500	3,593
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica JPMorgan Mid Cap Value VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Real Estate Investment Trusts - 3.5%
Kimco Realty Corp.	68,200	$917
Public Storage	11,700	1,029
Regency Centers Corp. ^	49,500	1,702
Ventas, Inc.	20,800	977
Vornado Realty Trust	29,760	2,170
Real Estate Management & Development - 0.9%
Brookfield Properties Corp.	128,975	1,811
Semiconductors & Semiconductor Equipment - 0.3%
Avago Technologies, Ltd. ‡	28,069	591
Software - 2.2%
Jack Henry & Associates, Inc.	88,600	2,116
Synopsys, Inc. ‡	100,433	2,096
Specialty Retail - 6.9%
AutoNation, Inc. ‡ ^	8,119	158
AutoZone, Inc. ‡	10,650	2,058
Bed Bath & Beyond, Inc. ‡	52,300	1,939
Gap, Inc.	181,400	3,531
Sherwin-Williams Co.	28,400	1,965
Staples, Inc.	39,600	754
Tiffany & Co.	43,400	1,645
TJX Cos., Inc.	33,500	1,405
Textiles, Apparel & Luxury Goods - 0.7%
Phillips-Van Heusen Corp.	28,200	1,305
Thrifts & Mortgage Finance - 0.5%
People’s United Financial, Inc.	75,000	1,013
Tobacco - 0.6%
Lorillard, Inc.	15,000	1,080
Water Utilities - 0.8%
American Water Works Co., Inc.	70,200	1,446
Wireless Telecommunication Services - 1.1%
Telephone & Data Systems, Inc. — Class L	77,832	2,066

Total Common Stocks (cost $184,973)		189,935

SECURITIES LENDING COLLATERAL - 0.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.25% ▲	717,695	718
Total Securities Lending Collateral (cost $718)

	Principal	Value
REPURCHASE AGREEMENT - 2.9%
State Street Bank & Trust Co. 0.00% ▲, dated 06/30/2010, to be repurchased at $5,622 on 07/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $5,736.	$5,622	5,622
Total Repurchase Agreement (cost $5,622)

Total Investment Securities (cost $191,313) #		196,275
Other Assets and Liabilities — Net		(3,613)

Net Assets		$192,662

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $700.

▲	Rate shown reflects the yield at 06/30/2010.

#	Aggregate cost for federal income tax purposes is $191,313. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $19,748 and $14,786, respectively. Net unrealized appreciation for tax purposes is $4,962.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$40,569	$—	$—	$40,569
Equities — Consumer Staples	11,442	—	—	11,442
Equities — Energy	12,787	—	—	12,787
Equities — Financials	48,885	—	—	48,885
Equities — Health Care	10,967	—	—	10,967
Equities — Industrials	15,924	—	—	15,924
Equities — Information Technology	11,540	—	—	11,540
Equities — Materials	11,277	—	—	11,277
Equities — Telecommunication Services	4,779	—	—	4,779
Equities — Utilities	21,765	—	—	21,765
Cash & Cash Equivalent — Repurchase Agreement	—	5,622	—	5,622
Cash & Cash Equivalent — Securities Lending Collateral	718	—	—	718

Total	$190,653	$5,622	$—	$196,275

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica JPMorgan Mid Cap Value VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $185,691) (including securities loaned of $700)	$190,653
Repurchase agreement, at value (cost: $5,622)	5,622
Receivables:
Shares sold	171
Securities lending income (net)	2
Dividends	333

196,781

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	2,771
Shares redeemed	443
Management and advisory fees	161
Distribution and service fees	1
Trustees fees	1
Transfer agent fees	1
Administration fees	4
Printing and shareholder reports fees	5
Audit and tax fees	9
Other	5
Collateral for securities on loan	718

4,119

Net assets	$192,662

Net assets consist of:
Capital stock ($.01 par value)	$173
Additional paidin capital	221,374
Undistributed net investment income	5,162
Undistributed (accumulated) net realized gain (loss) from investment securities	(39,009)
Net unrealized appreciation (depreciation) on:
Investment securities	4,962

Net assets	$192,662

Net assets by class:
Initial Class	$186,025
Service Class	6,637
Shares outstanding:
Initial Class	16,731
Service Class	598
Net asset value and offering price per share:
Initial Class	$11.12
Service Class	11.10
STATEMENT OF OPERATIONS
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income (including withholding taxes on foreign dividends of $9)	$2,477
Interest income	— (a)
Securities lending income (net)	15

2,492

Expenses:
Management and advisory	982
Printing and shareholder reports	6
Custody	17
Administration	24
Legal	5
Audit and tax	8
Trustees	5
Transfer agent	2
Distribution and service:
Service Class	4
Other	2

Total expenses	1,055

Net investment income	1,437

Net realized gain (loss) on transactions from:
Investment securities	(891)

Net decrease in unrealized appreciation (depreciation) on:
Investment securities	(618)

Net realized and unrealized loss	(1,509)

Net decrease in net assets resulting from operations	$(72)

(a)	Rounds to less than $1.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica JPMorgan Mid Cap Value VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2010
	(unaudited)	December 31, 2009
From operations:
Net investment income	$1,437	$3,763
Net realized gain (loss) from investment securities	(891)	(27,660)
Change in net unrealized appreciation (depreciation) on investment securities	(618)	73,120

Net increase (decrease) in net assets resulting from operations	(72)	49,223

Distributions to shareholders:
From net investment income:
Initial Class	—	(3,718)
Service Class	—	(2)

	—	(3,720)

From net realized gains:
Initial Class	—	(6,395)
Service Class	—	(5)

	—	(6,400)

Total distributions to shareholders	—	(10,120)

Capital share transactions:
Proceeds from shares sold:
Initial Class	5,738	17,082
Service Class	6,837	516

	12,575	17,598

Dividends and distributions reinvested:
Initial Class	—	10,113
Service Class	—	7

	—	10,120

Cost of shares redeemed:
Initial Class	(58,077)	(18,538)
Service Class	(452)	(62)

	(58,529)	(18,600)

Net increase (decrease) in net assets from capital shares transactions	(45,954)	9,118

Net increase (decrease) in net assets	(46,026)	48,221

Net assets:
Beginning of period/year	238,688	190,467

End of period/year	$192,662	$238,688

Undistributed net investment income	$5,162	$3,725

Share activity:
Shares issued:
Initial Class	486	1,622
Service Class	576	48

	1,062	1,670

Shares issued-reinvested from distributions:
Initial Class	—	988
Service Class	—	1

	—	989

Shares redeemed:
Initial Class	(5,084)	(1,858)
Service Class	(39)	(6)

	(5,123)	(1,864)

Net increase (decrease) in shares outstanding:
Initial Class	(4,598)	752
Service Class	537	43

	(4,061)	795

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica JPMorgan Mid Cap Value VP
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2010)
For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$11.16		$9.25	$15.79	$16.60	$15.89	$14.81
Investment operations
Net investment income(a)	0.08		0.18	0.19	0.19	0.17	0.13
Net realized and unrealized gain (loss)	(0.12)		2.22	(4.89)	0.29	2.39	1.22

Total operations	(0.04)		2.40	(4.70)	0.48	2.56	1.35

Distributions
From net investment income	—		(0.18)	(0.20)	(0.17)	(0.15)	(0.03)
From net realized gains	—		(0.31)	(1.64)	(1.12)	(1.70)	(0.24)

Total distributions	—		(0.49)	(1.84)	(1.29)	(1.85)	(0.27)

Net asset value
End of period/year	$11.12		$11.16	$9.25	$15.79	$16.60	$15.89

Total return(b)	(0.36	%)(c)	26.41%	(32.88%)	2.83%	17.25%	9.15%
Net assets end of period/year (000’s)	$186,025		$238,019	$190,306	$336,861	$353,498	$338,377
Ratio and supplemental data
Expenses to average net assets	0.88	%(d)	0.89%	0.88%	0.87%	0.88%	0.89	%(e)
Net investment income, to average net assets	1.35	%(d)	1.85%	1.40%	1.10%	1.02%	0.82%
Portfolio turnover rate	18	%(c)	34%	43%	45%	40%	68%
For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$11.15		$9.22	$15.73	$16.54	$15.83	$14.77
Investment operations
Net investment income(a)	0.07		0.16	0.14	0.15	0.13	0.09
Net realized and unrealized gain (loss)	(0.12)		2.21	(4.87)	0.28	2.37	1.22

Total operations	(0.05)		2.37	(4.73)	0.43	2.50	1.31

Distributions
From net investment income	—		(0.13)	(0.14)	(0.12)	(0.09)	(0.01)
From net realized gains	—		(0.31)	(1.64)	(1.12)	(1.70)	(0.24)

Total distributions	—		(0.44)	(1.78)	(1.24)	(1.79)	(0.25)

Net asset value
End of period/year	$11.10		$11.15	$9.22	$15.73	$16.54	$15.83

Total return(b)	(0.45	%)(c)	26.12%	(33.08%)	2.53%	16.96%	8.86%
Net assets end of period/year (000’s)	$6,637		$669	$161	$435	$516	$614
Ratio and supplemental data
Expenses to average net assets	1.13	%(d)	1.14%	1.13%	1.12%	1.13%	1.14	%(e)
Net investment income, to average net assets	1.15	%(d)	1.63%	1.08%	0.89%	0.77%	0.59%
Portfolio turnover rate	18	%(c)	34%	43%	45%	40%	68%

(a)	Calculated based on average number of shares outstanding.

(b)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(c)	Not annualized.

(d)	Annualized.

(e)	Includes recaptured expense by the investment adviser. The impact of recaptured expense was 0.02%.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica JPMorgan Mid Cap Value VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Mid Cap Value VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and pursuant to the terms of the repurchase agreement, must be collaterized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2010 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
Commissions recaptured during the period ended June 30, 2010 of $4, are included in net realized gain (loss) in the Statement of Operations.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at the amount of distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica JPMorgan Mid Cap Value VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2010, is disclosed at the end of the Fund’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, and ML Life Insurance Company of New York.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica JPMorgan Mid Cap Value VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
TAM is the Fund’s investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI.
The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2010:

	Market	% of Net
	Value	Assets
Transamerica Asset Allocation-Conservative VP	$10,350	5.37%
Transamerica Asset Allocation-Growth VP	25,756	13.37
Transamerica Asset Allocation-Moderate VP	30,704	15.94
Transamerica Asset Allocation-Moderate Growth VP	87,773	45.56
Transamerica BlackRock Tactical Allocation VP	6,042	3.14

Total	$160,625	83.38%

Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $100 million	0.85%
Over $100 million	0.80%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
1.00% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2010, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture as of June 30, 2010.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica JPMorgan Mid Cap Value VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2011. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2011 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2010 were as follows:

Purchases of securities:
Long-term	$40,921
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	82,180
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax positions taken for all open tax years (2007 — 2009), or expected to be taken in the Fund’s 2010 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica JPMorgan Mid Cap Value VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica JPMorgan Mid Cap Value VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and J.P. Morgan Investment Management Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds and accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also contemplated the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Portfolio’s performance was below the median for its peer universe for the past 1- and 10-year periods and in line with the median for the past 3- and 5-year periods. The Trustees discussed the reasons for the underperformance with TAM, and agreed that they would continue to monitor the performance of the Portfolio. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the total expenses of the Portfolio were below the median for its peer group and in line with the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM offers breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica MFS International Equity VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (a)	Value	During Period (a)	Expense Ratio
Transamerica MFS International Equity VP
Initial Class	$1,000.00	$883.50	$4.90	$1,019.59	$5.26	1.05%
Service Class	1,000.00	883.60	6.07	1,018.35	6.51	1.30

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets
Common Stocks	100.5%
Securities Lending Collateral	6.2
Repurchase Agreement	0.3
Other Assets and Liabilities — Net	(7.0)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica MFS International Equity VP
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS — 100.5%
Austria — 0.4%
Erste Group Bank AG	23,096	$733
Bermuda — 1.9%
Esprit Holdings, Ltd.	276,500	1,489
Li & Fung, Ltd.	362,000	1,624
Brazil — 0.6%
Banco Santander Brasil SA ADR	91,360	944
Canada — 3.1%
Canadian National Railway Co.	89,630	5,143
Czech Republic — 0.7%
Komercni Banka AS	7,384	1,182
France — 15.2%
Air Liquide SA	31,877	3,219
AXA SA	99,750	1,524
GDF Suez	36,583	1,041
Groupe Danone SA	46,790	2,508
Legrand SA	50,890	1,509
LVMH Moet Hennessy Louis Vuitton SA ^	54,220	5,901
Pernod-Ricard SA ^	33,164	2,572
Schneider Electric SA ^	49,330	4,983
Total SA	52,270	2,333
Germany — 11.7%
Bayer AG	51,036	2,852
Beiersdorf AG	53,690	2,965
Deutsche Boerse AG	38,660	2,349
E.ON AG	44,164	1,187
Linde AG	55,960	5,885
Man AG	12,087	996
Merck KGaA	27,780	2,038
SAP AG	32,060	1,426
Hong Kong — 0.8%
CNOOC, Ltd.	791,000	1,340
India — 3.0%
ICICI Bank, Ltd. ADR	52,710	1,905
Infosys Technologies, Ltd. ADR	52,290	3,133
Japan — 11.4%
AEON Credit Service Co., Ltd. ^	69,000	615
Canon, Inc.	79,200	2,951
Fanuc, Ltd.	19,100	2,157
Hirose Electric Co., Ltd. ^	7,400	678
Hoya Corp. ^	148,000	3,149
INPEX Corp. ^	468	2,596
Konica Minolta Holdings, Inc.	101,000	971
Lawson, Inc. ^	52,700	2,305
Nomura Holdings, Inc. ^	175,900	961
Shin-Etsu Chemical Co., Ltd.	54,600	2,539
Tokyo Electron, Ltd.	5,900	318
Korea, Republic of — 1.5%
Samsung Electronics Co., Ltd.	3,922	2,460
Mexico — 0.4%
America Movil SAB de CV — Series L ADR	12,970	616
Netherlands — 9.8%
Akzo Nobel NV	50,700	2,635
Heineken NV	115,430	4,892
ING Groep NV ‡	340,806	2,522
Randstad Holding NV ‡	40,000	1,572
TNT NV	82,843	2,087
Wolters Kluwer NV	145,370	2,788
Singapore — 1.2%
Singapore Telecommunications, Ltd.	929,700	2,010
South Africa — 0.8%
MTN Group, Ltd.	99,220	1,300
Spain — 0.8%
Banco Santander SA	68,381	717
Red Electrica Corp. SA ^	16,761	600
Sweden — 0.7%
Svenska Cellulosa AB — Class B	107,000	1,258
Switzerland — 17.7%
Actelion, Ltd. ‡	22,008	824
Cie Financiere Richemont SA	70,225	2,452
Givaudan SA	2,936	2,494
Julius Baer Group, Ltd.	97,836	2,790
Nestle SA	160,700	7,748
Roche Holding AG	49,660	6,835
Sonova Holding AG	8,016	984
Swiss Reinsurance Co., Ltd.	27,400	1,126
Synthes, Inc.	32,890	3,781
UBS AG ‡	64,013	848
Taiwan — 1.3%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	218,027	2,128
United Kingdom — 17.5%
Burberry Group PLC	144,660	1,634
Diageo PLC	249,880	3,925
Hays PLC	582,520	795
HSBC Holdings PLC	485,718	4,438
Ladbrokes PLC	275,600	521
Reckitt Benckiser Group PLC	117,380	5,460
Royal Dutch Shell PLC — Class A	96,610	2,438
Smiths Group PLC	123,253	1,962
Standard Chartered PLC	142,968	3,481
Tesco PLC	229,090	1,292
William Hill PLC	297,470	757
WPP PLC	292,487	2,755

Total Common Stocks (cost $189,641)		168,946

SECURITIES LENDING COLLATERAL - 6.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.25% ▲	10,452,848	10,453
Total Securities Lending Collateral (cost $10,453)

	Principal	Value
REPURCHASE AGREEMENT — 0.3%
State Street Bank & Trust Co.
0.00% ▲, dated 06/30/2010, to be repurchased at $526 on 07/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $541.	$526	526
Total Repurchase Agreement (cost $526)

Total Investment Securities (cost $200,620) #		179,925
Other Assets and Liabilities — Net		(11,796)

Net Assets		$168,129

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica MFS International Equity VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value
Chemicals	9.3%	$16,772
Commercial Banks	7.6	13,400
Pharmaceuticals	6.5	11,725
Beverages	6.3	11,389
Food Products	5.8	10,256
Textiles, Apparel & Luxury Goods	5.6	9,987
Oil, Gas & Consumable Fuels	4.8	8,707
Electrical Equipment	3.6	6,492
Media	3.0	5,543
Household Products	3.0	5,460
Road & Rail	2.9	5,143
Semiconductors & Semiconductor Equipment	2.8	4,906
Diversified Financial Services	2.7	4,871
Health Care Equipment & Supplies	2.6	4,765
Capital Markets	2.5	4,599
Office Electronics	2.3	3,922
Electronic Equipment & Instruments	2.1	3,827
Food & Staples Retailing	2.0	3,597
Machinery	1.8	3,153
IT Services	1.7	3,133
Personal Products	1.6	2,965
Insurance	1.4	2,650
Professional Services	1.3	2,367
Air Freight & Logistics	1.2	2,087
Diversified Telecommunication Services	1.1	2,010
Industrial Conglomerates	1.1	1,962
Wireless Telecommunication Services	1.0	1,916
Electric Utilities	1.0	1,787
Distributors	0.9	1,624
Specialty Retail	0.8	1,489
Software	0.8	1,426
Hotels, Restaurants & Leisure	0.7	1,278
Paper & Forest Products	0.7	1,258
Multi-Utilities	0.6	1,041
Biotechnology	0.5	824
Consumer Finance	0.3	615

Investment Securities, at Value	93.9	168,946
Short-Term Investments	6.1	10,979

Total Investments	100.0%	$179,925

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $9,945.

▲	Rate shown reflects the yield at 06/30/2010.
#
Aggregate cost for federal income tax purposes is $200,620. Aggregate gross unrealized depreciation for all securities in which there is an excess of value over tax cost were $11,280 and $31,975, respectively. Net unrealized depreciation for tax purposes is $20,695.

DEFINITION:

ADR	American Depositary Receipt
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica MFS International Equity VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$—	$19,919	$—	$19,919
Equities — Consumer Staples	—	33,670	—	33,670
Equities — Energy	—	8,708	—	8,708
Equities — Financials	2,849	23,285	—	26,134
Equities — Health Care	—	17,315	—	17,315
Equities — Industrials	5,143	16,059	—	21,202
Equities — Information Technology	5,261	11,954	—	17,215
Equities — Materials	—	18,029	—	18,029
Equities — Telecommunication Services	616	3,310	—	3,926
Equities — Utilities	—	2,828	—	2,828
Cash & Cash Equivalent — Repurchase Agreement	—	526	—	526
Cash & Cash Equivalent — Securities Lending Collateral	10,453	—	—	10,453
Total	$24,322	$155,603	$—	$179,925
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica MFS International Equity VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $200,094) (including securities loaned of $9,945)	$179,399
Repurchase agreement, at value (cost: $526)	526
Foreign currency (cost: $96)	96
Receivables:
Investment securities sold	43
Shares sold	37
Securities lending income (net)	15
Dividends	171
Dividend reclaims	441

180,728

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	1,935
Management and advisory fees	142
Distribution and service fees	3
Trustees fees	1
Administration fees	3
Printing and shareholder reports fees	31
Audit and tax fees	10
Other	21
Collateral for securities on loan	10,453

12,599

Net assets	$168,129

Net assets consist of:
Capital stock ($.01 par value)	$296
Additional paid-in capital	215,968
Undistributed net investment income	4,728
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	(32,163)
Net unrealized appreciation (depreciation) on:
Investment securities	(20,695)
Translation of assets and liabilities denominated in foreign currencies	(5)

Net assets	$168,129

Net assets by class:
Initial Class	$155,601
Service Class	12,528
Shares outstanding:
Initial Class	27,325
Service Class	2,228
Net asset value and offering price per share:
Initial Class	$5.69
Service Class	5.62
STATEMENT OF OPERATIONS
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income (withholding taxes on foreign dividends of $387)	$2,994
Interest income	— (a)
Securities lending income (net)	111

3,105

Expenses:
Management and advisory	861
Printing and shareholder reports	31
Custody	78
Administration	19
Legal	4
Audit and tax	9
Trustees	4
Transfer agent	1
Registration	— (a)
Distribution and service:
Service Class	17
Other	2

Total expenses	1,026

Net investment income	2,079

Net realized gain (loss) on transactions from:
Investment securities	(5,299)
Foreign currency transactions	(89)

(5,388)

Net decrease in unrealized appreciation (depreciation) on:
Investment securities	(20,114)
Translation of assets and liabilities denominated in foreign currencies	(46)

Change in unrealized appreciation (depreciation)	(20,160)

Net realized and unrealized loss	(25,548)

Net decrease in net assets resulting from operations	$(23,469)

(a)	Rounds to less than $1.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica MFS International Equity VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2010	December 31,
	(unaudited)	2009
From operations:
Net investment income	$2,079	$2,697
Net realized gain (loss) from investment securities and foreign currency transactions	(5,388)	(16,162)
Change in net unrealized appreciation (depreciation) on investment securities and foreign currency translation	(20,160)	62,899

Net increase (decrease) in net assets resulting from operations	(23,469)	49,434

Distributions to shareholders:
From net investment income:
Initial Class	—	(4,533)
Service Class	—	(210)

	—	(4,743)

Total distributions to shareholders	—	(4,743)

Capital share transactions:
Proceeds from shares sold:
Initial Class	10,630	16,634
Service Class	4,923	6,625

	15,553	23,259

Dividends and distributions reinvested:
Initial Class	—	4,533
Service Class	—	210

	—	4,743

Cost of shares redeemed:
Initial Class	(24,888)	(39,070)
Service Class	(3,905)	(3,466)

	(28,793)	(42,536)

Net decrease in net assets from capital shares transactions	(13,240)	(14,534)

Net increase (decrease) in net assets	(36,709)	30,157

Net assets:
Beginning of period/year	204,838	174,681

End of period/year	$168,129	$204,838

Undistributed net investment income	$4,728	$2,649

Share activity:
Shares issued:
Initial Class	1,692	3,036
Service Class	795	1,151

	2,487	4,187

Shares issued-reinvested from distributions:
Initial Class	—	779
Service Class	—	36

	—	815

Shares redeemed:
Initial Class	(4,128)	(7,602)
Service Class	(661)	(649)

	(4,789)	(8,251)

Net increase (decrease) in shares outstanding:
Initial Class	(2,436)	(3,787)
Service Class	134	538

	(2,302)	(3,249)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica MFS International Equity VP
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2010)
For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$6.44		$4.98	$8.88	$10.03	$8.75	$8.61
Investment operations
Net investment income(a)	0.07		0.08	0.15	0.18	0.08	0.11
Net realized and unrealized gain (loss)	(0.82)		1.53	(3.04)	0.63	1.88	0.92

Total operations	(0.75)		1.61	(2.89)	0.81	1.96	1.03

Distributions
From net investment income	—		(0.15)	(0.13)	(0.10)	(0.14)	(0.07)
From net realized gains	—		—	(0.88)	(1.86)	(0.54)	(0.82)

Total distributions	—		(0.15)	(1.01)	(1.96)	(0.68)	(0.89)

Net asset value
End of period/year	$5.69		$6.44	$4.98	$8.88	$10.03	$8.75

Total return(b)	(11.65	)%(c)	32.68%	(35.29)%	9.15%	23.07%	12.86%
Net assets end of period/year (000’s)	$155,601		$191,514	$167,025	$327,306	$354,278	$265,260
Ratio and supplemental data
Expenses to average net assets	1.05	%(d)	1.08%	1.05%	1.05%	1.07%	1.10%
Net investment income, to average net assets	2.18	%(d)	1.58%	2.03%	1.77%	0.79%	1.30%
Portfolio turnover rate	11	%(c)	18%	26%	35%	138%	103%
For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$6.36		$4.92	$8.80	$9.97	$8.70	$8.59
Investment operations
Net investment income(a)	0.06		0.06	0.12	0.12	0.05	0.08
Net realized and unrealized gain (loss)	(0.80)		1.51	(3.01)	0.66	1.89	0.91

Total operations	(0.74)		1.57	(2.89)	0.78	1.94	0.99

Distributions
From net investment income	—		(0.13)	(0.11)	(0.09)	(0.13)	(0.06)
From net realized gains	—		—	(0.88)	(1.86)	(0.54)	(0.82)

Total distributions	—		(0.13)	(0.99)	(1.95)	(0.67)	(0.88)

Net asset value
End of period/year	$5.62		$6.36	$4.92	$8.80	$9.97	$8.70

Total return(b)	(11.64	)%(c)	32.24%	(35.54)%	8.87%	22.92%	12.42%
Net assets end of period/year (000’s)	$12,528		$13,324	$7,656	$14,658	$8,120	$3,850
Ratio and supplemental data
Expenses to average net assets	1.30	%(d)	1.33%	1.30%	1.30%	1.32%	1.35%
Net investment income, to average net assets	2.04	%(d)	1.17%	1.76%	1.27%	0.55%	0.97%
Portfolio turnover rate	11	%(c)	18%	26%	35%	138%	103%

(a)	Calculated based on average number of shares outstanding.

(b)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(c)	Not annualized.

(d)	Annualized.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica MFS International Equity VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica MFS International Equity VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must be collaterized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities are translated at the exchange rates in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2010 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica MFS International Equity VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2010.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica MFS International Equity VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Foreign securities in which their primary trading market closes at the same time or after the NYSE are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (“ADR”), financial futures, Exchange Traded Funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2010, are disclosed at the end of the Fund’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, and ML Life Insurance Company of New York.
TAM is the Fund’s investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI.
The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2010:

	Market	% of Net
	Value	Assets
Transamerica BlackRock Tactical Allocation VP	$3,171	1.89%
Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $250	0.90%
Over $250 million up to $500 million	0.875%
Over $500 million up to $1 billion	0.85%
Over $1 billion	0.80%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
1.125% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica MFS International Equity VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
During the period ended June 30, 2010, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture as of June 30, 2010.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2011. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2010 were as follows:

Purchases of securities:
Long-term	$21,525
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	31,226
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2007 — 2009), or expected to be taken in the Fund’s 2010 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica MFS International Equity VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 6. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of issuance of the financial statements, and has determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica MFS International Equity VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica MFS International Equity VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and MFS Investment Management (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser and fee information with respect to comparable accounts provided by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also contemplated the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Portfolio’s performance was above the median for its peer universe for the past 1-, 3-, and 5-year periods and below the median for the past 10-year period. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the total expenses of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Money Market VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (a)	Value	During Period (a)	Expense Ratio(c)
Transamerica Money Market VP
Initial Class	$1,000.00	$1,000.00	$1.04	$1,023.75	$1.05	0.21%
Service Class	1,000.00	1,000.00	1.04	1,023.75	1.05	0.21

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.

(c)	Transamerica Asset Management, Inc. or any of it’s affiliates waive fees or reimburse expenses in order to avoid a negative yield. During the period ended June 30, 2010, the impacts of this waiver were 0.20% on the Initial Class and 0.45% on the Service Class.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

Asset Type	% of Net Assets
Commercial Paper	71.4%
Repurchase Agreement	17.2
Short-Term U.S. Government Obligations	9.5
Short-Term Foreign Government Obligation	0.3
Other Assets and Liabilities — Net	1.6
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Money Market VP
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value
COMMERCIAL PAPER - 71.4%
Capital Markets - 4.8%
State Street Corp.
0.38%, 08/03/2010 - 08/06/2010	$37,000	$36,986
Chemicals - 1.2%
Ecolab, Inc.
0.21%, 07/28/2010 - 144A	9,550	9,548
Commercial Banks - 12.2%
Barclays U.S. Funding Corp
0.37%, 07/26/2010	12,000	11,997
0.52%, 09/07/2010 - 09/09/2010	21,500	21,479
Toronto-Dominion Holdings USA, Inc.
0.22%, 08/23/2010 - 144A	23,800	23,791
UBS Finance Delaware LLC
0.16%, 07/02/2010	3,500	3,500
0.37%, 07/09/2010	6,000	6,000
0.36%, 07/16/2010	7,500	7,499
0.39%, 08/23/2010	11,300	11,294
0.45%, 08/17/2010	8,500	8,495
Computers & Peripherals - 1.1%
Hewlett-Packard Co.
0.25%, 07/07/2010 - 144A	8,655	8,655
Consumer Finance - 4.1%
Toyota Motor Credit Corp.
0.44%, 07/13/2010	4,500	4,499
0.50%, 08/02/2010 - 08/03/2010	18,000	17,993
0.56%, 09/09/2010	8,900	8,890
Diversified Financial Services - 35.7%
Alpine Securitization
0.32%, 07/28/2010 - 144A	8,000	7,998
0.33%, 07/20/2010 - 144A	14,800	14,798
0.35%, 07/09/2010 - 144A	14,500	14,499
American Honda Finance Corp.
0.33%, 08/04/2010	11,500	11,496
0.27%, 07/29/2010	3,000	2,999
0.35%, 08/16/2010	10,600	10,595
CAFCO LLC
0.37%, 07/28/2010 - 144A	13,400	13,396
CIESCO LLC
0.40%, 08/06/2010 - 144A	19,100	19,093
General Electric Capital Corp.
0.25%, 08/27/2010	10,500	10,496
0.27%, 07/06/2010	6,500	6,500
0.28%, 07/22/2010	4,600	4,599
0.33%, 08/09/2010	4,700	4,698
MetLife Funding, Inc.
0.20%, 07/27/2010	7,000	6,999
0.21%, 07/14/2010 - 07/16/2010	12,918	12,917
0.25%, 07/07/2010	13,149	13,148
Old Line Funding LLC
0.38%, 08/18/2010 - 144A	8,959	8,954
0.40%, 08/13/2010 - 144A	4,988	4,986
Rabobank USA Financial Corp.
0.25%, 07/06/2010	11,900	11,900
0.35%, 08/02/2010	14,700	14,695
Ranger Funding Co., LLC
0.35%, 08/05/2010 - 144A	3,600	3,599
Straight-A Funding LLC
0.36%, 07/19/2010 - 08/24/2010 -144A	16,481	16,476
0.40%, 08/24/2010 - 09/14/2010 -144A	17,500	17,487
Toyota Motor Credit Corp.
0.40%, 09/15/2010	5,500	5,495
Wal-Mart Funding Corp.
0.35%, 07/09/2010 - 144A	37,400	37,398
Diversified Telecommunication Services - 1.4%
AT&T, Inc.
0.18%, 07/20/2010 - 144A	10,950	10,949
Electrical Equipment - 4.8%
Emerson Electric Co.
0.16%, 07/12/2010 - 144A	11,400	11,399
0.18%, 07/23/2010 - 144A	16,482	16,480
0.20%, 08/18/2010 - 144A	8,875	8,873
Food Products - 4.9%
Nestle Capital Corp.
0.22%, 07/13/2010 - 144A	5,500	5,500
0.25%, 07/19/2010 - 144A	15,200	15,197
0.19%, 07/01/2010 - 07/12/2010 -144A	16,290	16,290
Media - 0.4%
Walt Disney Co.
0.16%, 07/02/2010 - 144A	3,000	3,000
Oil, Gas & Consumable Fuels - 0.8%
BP Capital Markets PLC
0.24%, 07/01/2010 - 144A	6,500	6,500

Total Commercial Paper (cost $550,035)		550,035

SHORT-TERM FOREIGN GOVERNMENT OBLIGATION - 0.3%
Canadian Wheat Board
0.16%, 08/27/2010	2,300	2,299
Total Short-Term Foreign Government Obligation (cost $2,299)

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 9.5%
Fannie Mae
0.12%, 08/18/2010	5,400	5,399
0.13%, 08/11/2010	6,000	5,999
0.15%, 08/25/2010	19,000	18,997
0.17%, 08/19/2010	7,000	6,999
Freddie Mac
0.11%, 07/08/2010	9,000	9,000
0.12%, 07/21/2010	7,500	7,499
0.13%, 08/09/2010	3,408	3,408
0.14%, 08/24/2010	3,600	3,599
0.15%, 07/15/2010	5,500	5,500
0.17%, 07/07/2010	7,250	7,250

Total Short-Term U.S. Government Obligations (cost $73,650)		73,650

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Money Market VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

REPURCHASE AGREEMENTS - 17.2%
Bank of America NA
0.03% ▲, dated 06/30/2010, to be repurchased at $132,500 on 07/01/2010. Collateralized by Fannie Mae, 5.00%, due 03/01/2035, and with a value of $268,792.	$132,500	$132,500
State Street Bank & Trust Co.
0.00% ▲, dated 06/30/2010, to be repurchased at $401 on 07/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2038, and with a value of $411.	401	401

Total Repurchase Agreements (cost $132,901)		132,901

Total Investment Securities (cost $758,885) #		758,885

Other Assets and Liabilities — Net		12,395

Net Assets		$771,280

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 06/30/2010.

#	Aggregate cost for federal income tax purposes is $758,885.
DEFINITION:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2010, these securities aggregated $294,866, or 38.23%, of the fund’s net assets.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Fixed Income — Consumer Discretionary	$—	$3,000	$—	$3,000
Fixed Income — Consumer Staples	—	36,987	—	36,987
Fixed Income — Energy	—	6,500	—	6,500
Fixed Income — Financials	—	437,644	—	437,644
Fixed Income — Industrials	—	36,752	—	36,752
Fixed Income — Information Technology	—	8,655	—	8,655
Fixed Income — Materials	—	9,548	—	9,548
Fixed Income — Short-Term Foreign Government Obligation	—	2,299	—	2,299
Fixed Income — Short-Term U.S. Government Obligation	—	73,650	—	73,650
Fixed Income — Telecommunication Services	—	10,949	—	10,949
Cash & Cash Equivalent — Repurchase Agreement	—	132,901	—	132,901
Total	$—	$758,885	$—	$758,885
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Money Market VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $625,984)	$625,984
Repurchase agreements, at value (cost:$132,901)	132,901
Receivables:
Shares sold	12,841

771,726

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	184
Management and advisory fees	155
Trustees fees	1
Transfer agent fees	1
Administration fees	14
Printing and shareholder reports fees	62
Audit and tax fees	8
Other	21

446

Net assets	$771,280

Net assets consist of:
Capital stock ($.01 par value)	$7,713
Additional paid-in capital	763,567

Net assets	$771,280

Net assets by class:
Initial Class	$495,157
Service Class	276,123
Shares outstanding:
Initial Class	495,157
Service Class	276,123
Net asset value and offering price per share:
Initial Class	$1.00
Service Class	1.00
STATEMENT OF OPERATIONS
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

Investment income:
Interest income	$766

Expenses:
Management and advisory	1,266
Printing and shareholder reports	45
Custody	42
Administration	72
Legal	14
Audit and tax	9
Trustees	13
Transfer agent	5
Registration	— (a)
Distribution and service:
Service Class	314
Other	5

Total expenses	1,785

Fund expense waived	(723)

Class expense waived:

Service Class	(314)

Net expenses	748

Net investment income	18

Net increase in net assets resulting from operations	$18

(a)	Rounds to less than $1.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Money Market VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2010	December 31,
	(unaudited)	2009
From operations:
Net investment income	$18	$1,089

Net increase in net assets resulting from operations	18	1,089

Distributions to shareholders:
From net investment income:
Initial Class	(12)	(983)
Service Class	(6)	(106)

Total distributions to shareholders	(18)	(1,089)

Capital share transactions:
Proceeds from shares sold:
Initial Class	131,763	148,226
Service Class	140,278	210,430

	272,041	358,656

Dividends and distributions reinvested:
Initial Class	12	983
Service Class	6	106

	18	1,089

Cost of shares redeemed:
Initial Class	(130,149)	(462,307)
Service Class	(114,921)	(257,540)

	(245,070)	(719,847)

Net increase (decrease) in net assets from capital shares transactions	26,989	(360,102)

Net increase (decrease) in net assets	26,989	(360,102)

Net assets:
Beginning of period/year	744,291	1,104,393

End of period/year	$771,280	$744,291

Undistributed net investment income	$—	$—

Share activity:
Shares issued:
Initial Class	131,763	148,226
Service Class	140,278	210,430

	272,041	358,656

Shares issued-reinvested from distributions:
Initial Class	12	983
Service Class	6	106

	18	1,089

Shares redeemed:
Initial Class	(130,149)	(462,307)
Service Class	(114,921)	(257,540)

	(245,070)	(719,847)

Net increase (decrease) in shares outstanding:
Initial Class	1,626	(313,098)
Service Class	25,363	(47,004)

	26,989	(360,102)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Money Market VP
For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009		2008	2007	2006	2005
Net asset value
Beginning of period/year	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Investment operations
Net investment income(a)	—	(b)	—	(b)	0.02	0.05	0.05	0.03

Total operations	—	(b)	—	(b)	0.02	0.05	0.05	0.03

Distributions
From net investment income	—	(b)	—	(b)	(0.02)	(0.05)	(0.05)	(0.03)

Total distributions	—	(b)	—	(b)	(0.02)	(0.05)	(0.05)	(0.03)

Net asset value
End of period/year	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(c)	—	%(d),(e)	0.13%		2.37%	4.91%	4.74%	2.89%
Net assets end of period/year (000’s)	$495,157		$493,531		$806,629	$495,893	$454,784	$347,350
Ratio and supplemental data
Expenses to average net assets
After fee waiver	0.21	%(f)(h)	0.36	%(g)(h)	0.41%	0.40%	0.40%	0.40%
Before fee waiver	0.41	%(f)	0.43	%(g)	0.41%	0.40%	0.40%	0.40%
Net investment income, to average net assets	0.01	%(f)	0.15%		2.31%	4.88%	4.69%	2.84%
For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009		2008	2007	2006	2005
Net asset value
Beginning of period/year	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Investment operations
Net investment income(a)	—	(b)	—	(b)	0.02	0.05	0.04	0.03

Total operations	—	(b)	—	(b)	0.02	0.05	0.04	0.03

Distributions
From net investment income	—	(b)	—	(b)	(0.02)	(0.05)	(0.04)	(0.03)

Total distributions	—	(b)	—	(b)	(0.02)	(0.05)	(0.04)	(0.03)

Net asset value
End of period/year	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(c)	—	%(d),(e)	0.04%		2.28%	4.65%	4.48%	2.63%
Net assets end of period/year (000’s)	$276,123		$250,760		$297,764	$94,703	$43,663	$29,402
Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	0.21	%(f)(h)	0.46	%(g)(h)	0.66%	0.65%	0.65%	0.65%
Before reimbursement/fee waiver	0.66	%(f)	0.68	%(g)	0.66%	0.65%	0.65%	0.65%
Net investment income, to average net assets	0.01	%(f)	0.04%		1.95%	4.62%	4.47%	2.69%

(a)	Calculated based on average number of shares outstanding.

(b)	Rounds to less than ($0.01) or $0.01.

(c)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	Not annualized.

(e)	Rounds to less than (0.01%) or 0.01%.

(f)	Annualized

(g)	Ratios are inclusive of Treasury expense. The impact of this expense was 0.03% on the Initial Class and 0.02% on the Service Class.

(h)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. Refer to the notes to the financial statements for details.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Money Market VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Money Market VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must be collaterized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at the amount of distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Dividends to shareholders are declared daily and reinvested monthly.
Market and credit risk: On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”) into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced additional steps taken by it in connection with the conservatorship. The U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. Both the liquidity backstop and the mortgage-backed securities purchase program expired December 31, 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations associated with its mortgage-backed securities, including its guaranty obligations. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the FHFA determines that the FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Money Market VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.
Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2010 is disclosed at the end of the Fund’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, and ML Life Insurance Company of New York.
TAM is the Fund’s investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Money Market VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Transamerica Investment Management, LLC (“TIM”) is both an affiliate of the Fund and sub-adviser of the Fund.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TIM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TIM, TFS, and TCI.
The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2010:

	Market	% of Net
	Values	Assets
Transamerica Asset Allocation-Conservative VP	$7,576	0.98%
Transamerica Asset Allocation-Growth VP	586	0.08
Transamerica Asset Allocation-Moderate VP	12,887	1.67
Transamerica Asset Allocation-Moderate Growth VP	34,869	4.52

Total	$55,918	7.25%

Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:
0.35% of ANA
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
0.57% Expense Limit
If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived advisory fees.
In addition to the advisory fee waiver for Transamerica Money Market VP, TAM or any of its affiliates waive fees or reimburse expenses of one or more classes of Transamerica Money Market VP in order to avoid a negative yield. At any point within the succeeding 36 months in which Transamerica Money Market VP, or any classes thereof, achieves a positive yield, the expenses previously waived or reimbursed pursuant to this paragraph may be reimbursed to TAM, to the extent that such reimbursement does not cause classes of Transamerica Money Market VP to experience a negative yield. Waived expenses related to the maintenance of the yield are included in the Statement of Operations, within the Fund and Class expenses waived. Amounts waived for the Fund and the Service Class, as of June 30, 2010 were $723 and $314, respectively.
The following amounts were available for recapture at June 30, 2010:

	Waived/Reimbursed	Available for Recapture
	Expenses	Through
Fiscal Year 2009:
Initial Class	$56	12/31/2012
Service Class	$433	12/31/2012
Fund	$599	12/31/2012

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Money Market VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2011. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2007 — 2009), or expected to be taken in the Fund’s 2010 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for net operating losses and capital losses.
NOTE 5. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of issuance of the financial statements, and has determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Money Market VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Money Market VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Transamerica Investment Management, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including composite information about fees and performance provided by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Board also contemplated the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Portfolio’s performance was in line with the median for its peer universe for the past 1-year period and above the median for the past 3-, 5-, and 10-year periods. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Portfolio’s contractual management fee and total expenses were below the medians for its peer group and peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Morgan Stanley Active International Allocation VP
(formerly, Transamerica Van Kampen Active International Allocation VP)
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
	Beginning Account	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Value	Value	During Period (a)	Value	During Period (a)	Expense Ratio

Transamerica Morgan Stanley Active International Allocation VP
Initial Class	$1,000.00	$867.70	$4.96	$1,019.49	$5.36	1.07%
Service Class	1,000.00	866.30	6.11	1,018.25	6.61	1.32

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

	% of Net
Asset Type	Assets

Common Stock	80.4%
Repurchase Agreement	13.7
Securities Lending Collateral	6.3
Preferred Stock	1.0
Convertible Preferred Stock	0.0	(a)
Rights	0.0	(a)
Warrants	0.0	(a)
Other Assets and Liabilities — Net (b)	(1.4)

Total	100.0%

(a)	Amount rounds to less than 0.1%.

(b)	The Other Assets and Liabilities — Net category may include, but is not limited to, Forward Currency contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, and Securities Sold Short.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Morgan Stanley Active International Allocation VP
(formerly, Transamerica Van Kampen Active International Allocation VP)
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

CONVERTIBLE PREFERRED STOCK - 0.0% ∞
Mexico - 0.0% ∞
Cemex SAB de CV — Class CPO ‡ ^	56,160	$54
Total Convertible Preferred Stock (cost $61)
PREFERRED STOCKS - 1.0%
Brazil - 0.8%
All America Latina Logistica SA, 0.45% ▲	10,200	80
Banco Bradesco SA, 3.61% ▲	8,237	129
Bradespar SA, 3.13% ▲	523	10
Centrais Eletricas Brasileiras SA, 5.40% ▲	4,022	62
Cia Energetica de Minas Gerais, 5.22% ▲	2,805	41
Gerdau SA, 1.59% ▲	2,381	31
Investimentos Itau SA, 3.02% ▲	9,889	59
Itau Unibanco Holding SA, 2.73% ▲	8,023	145
Metalurgica Gerdau SA — Class A, 2.00% ▲	653	11
Petroleo Brasileiro SA, 2.87% ▲	12,186	181
Tele Norte Leste Participacoes SA, 15.55% ▲	2,101	31
Usinas Siderurgicas de Minas Gerais SA, 2.08% ▲	1,199	32
Vale SA — Class A, 2.46% ▲	2,824	59
Germany - 0.2%
Henkel AG & Co., KGaA, 1.45% ▲	526	26
Porsche AG, 6.17% ▲	1,667	71
RWE AG, 7.22% ▲	222	13
Volkswagen AG, 3.03% ▲	1,229	108
Korea, Republic of - 0.0% ∞
Samsung Electronics, 1.50% ▲	34	14

Total Preferred Stocks (cost $1,195)		1,103

COMMON STOCKS - 80.4%
Australia - 4.5%
AGL Energy, Ltd.	3,114	38
Alumina, Ltd.	32,660	41
Amcor, Ltd.	16,410	87
AMP, Ltd.	7,688	33
Australia & New Zealand Banking Group, Ltd.	33,167	595
BHP Billiton, Ltd.	68,551	2,134
BlueScope Steel, Ltd. ‡	18,884	33
Boral, Ltd.	11,240	45
Brambles, Ltd.	6,142	28
Caltex Australia, Ltd.	2,753	22
Coca-Cola Amatil, Ltd.	3,529	35
Commonwealth Bank of Australia	1,405	57
CSL, Ltd.	1,321	36
CSR, Ltd.	14,965	21
Fairfax Media, Ltd. ^	6,287	7
Fortescue Metals Group, Ltd. ‡	27,691	94
Foster’s Group, Ltd.	12,709	61
Incitec Pivot, Ltd.	34,555	78
Insurance Australia Group, Ltd.	10,893	31
Leighton Holdings, Ltd. ^	1,102	27
Lend Lease Corp., Ltd.	3,138	19
Macquarie Atlas Roads Group ‡	2,904	2
Macquarie Group, Ltd. ^	1,131	35
Macquarie Infrastructure Group	14,523	13
National Australia Bank, Ltd.	1,837	36
Newcrest Mining, Ltd.	10,081	294
Nufarm, Ltd.	1,786	8
OneSteel, Ltd.	17,326	43
Orica, Ltd.	7,223	152
Origin Energy, Ltd.	4,774	60
OZ Minerals, Ltd. ‡	60,415	48
QBE Insurance Group, Ltd.	3,846	58
Rio Tinto, Ltd.	5,771	317
Santos, Ltd.	3,293	34
Sims Metal Management, Ltd.	3,267	46
Sonic Healthcare, Ltd.	875	8
Stockland REIT	413	1
Suncorp-Metway, Ltd.	3,833	26
Tabcorp Holdings, Ltd.	2,490	13
Telstra Corp., Ltd.	13,369	36
Toll Holdings, Ltd.	1,738	8
Transurban Group ‡ ^	5,017	18
Wesfarmers, Ltd.	2,720	65
Wesfarmers, Ltd. — PPS	948	23
Westpac Banking Corp.	1,986	35
Woodside Petroleum, Ltd.	3,298	114
Woolworths, Ltd.	6,436	145
Austria - 0.5%
Erste Group Bank AG	2,549	81
OMV AG	1,922	58
Raiffeisen International Bank Holding AG ‡ ^	477	18
Telekom Austria AG ^	12,814	141
Verbund AG ‡	2,704	83
Vienna Insurance Group ^	1,265	53
Voestalpine AG ^	4,549	124
Belgium - 0.5%
Ageas	5,820	13
Anheuser-Busch InBev NV	4,424	212
Anheuser-Busch InBev NV — STRIP VVPR ‡	2,616	♦
Belgacom SA ^	1,345	42
Cie Nationale a Portefeuille	793	34
Delhaize Group SA	752	55
Groupe Bruxelles Lambert SA	1,286	89
Solvay SA — Class A	687	59
UCB SA ^	1,180	37
Umicore	1,461	42
Bermuda - 0.4%
Cheung Kong Infrastructure Holdings, Ltd.	7,000	26
Esprit Holdings, Ltd.	17,564	95
Kerry Properties, Ltd.	6,091	26
Li & Fung, Ltd.	13,614	61
Noble Group, Ltd.	18,545	22
NWS Holdings, Ltd.	252	♦
SeaDrill, Ltd. ^	11,188	202
Shangri-La Asia, Ltd.	1,125	2
Yue Yuen Industrial Holdings	8,000	25
Brazil - 0.6%
Banco do Brasil SA	9,000	123
BM&FBOVESPA SA	5,700	37
Cia Siderurgica Nacional SA	4,200	61
Empresa Brasileira de Aeronautica SA	1,500	8
Investimentos Itau SA	67	♦
Perdigao SA ‡	14,640	192
Petroleo Brasileiro SA ‡	8,700	149
Redecard SA	1,600	23
Vale SA ‡	1,900	46
Canada - 0.0% ∞
Thomson Reuters Corp. ^	149	5
Denmark - 0.7%
A.P. Moller Maersk A/S — Series B	22	173
DSV A/S	3,219	46
Novo Nordisk A/S — Class B	5,003	404
Novozymes A/S ^	636	68
Vestas Wind Systems A/S ‡	2,492	104
Egypt - 0.2%
Commercial International Bank Egypt Sae ‡	5,150	60

Egyptian Co., for Mobile Services	659	19
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Morgan Stanley Active International Allocation VP
(formerly, Transamerica Van Kampen Active International Allocation VP)
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Egypt — (continued)
Egyptian Financial Group-Hermes Holding	4,388	$22
Elswedy Cables Holding Co. ‡	1,000	12
Ezz Steel ‡	4,498	14
Orascom Construction Industries	1,727	68
Orascom Telecom Holding SAE	54,841	47
Talaat Moustafa Group ‡	10,769	13
Telecom Egypt	6,675	18
Finland - 1.0%
Fortum OYJ	6,121	134
Kesko OYJ — Class B	3,370	109
Kone OYJ — Class B	1,536	61
Metso OYJ	4,221	135
Neste Oil OYJ	1,357	20
Nokia OYJ	45,288	369
Outokumpu OYJ	1,833	27
Rautaruukki OYJ ^	1,205	18
Sampo OYJ — Class A	3,774	80
Stora Enso OYJ — Class R ‡	7,954	57
UPM-Kymmene OYJ	6,924	92
Wartsila OYJ ^	651	30
France - 5.5%
Accor SA ‡ ^	1,359	63
Air Liquide SA	2,005	202
Alcatel-Lucent ‡	14,558	37
Alstom SA ^	4,722	214
ATOS Origin SA ‡	183	7
AXA SA	14,155	217
BNP Paribas	8,405	451
Bouygues SA	1,822	70
Capital Gemini SA	956	42
Carrefour SA	4,799	190
Casino Guichard Perrachon SA	647	49
Cie de St-Gobain	1,289	48
Cie Generale de Geophysique-Veritas ‡	3,723	66
Cie Generale des Etablissements Michelin - Class B	2,032	142
Cie Generale D’optique Essilor International SA	1,217	72
CNP Assurances	532	36
Credit Agricole SA	4,487	47
Dassault Systemes SA ^	407	25
EDF SA	1,085	41
Eurazeo NPV	341	20
Fonciere Des Regions REIT	293	24
France Telecom SA	9,730	169
GDF Suez	7,948	226
Gecina SA REIT	236	21
Groupe Danone SA	3,265	175
Hermes International ^	468	62
ICADE REIT	200	17
Imerys SA	422	21
Klepierre REIT	1,090	30
Lafarge SA ^	2,087	114
Lagardere SCA	1,281	40
L’Oreal SA ^	429	42
LVMH Moet Hennessy Louis Vuitton SA	1,647	179
Neopost SA	382	28
Pernod-Ricard SA ^	514	40
Peugeot SA ‡	2,234	57
PPR SA	772	96
Publicis Groupe SA ^	938	37
Renault SA ‡	1,927	71
Safran SA	814	23
Sanofi-Aventis SA	6,126	369
Schneider Electric SA	1,912	193
SCOR SE	1,638	31
Societe BIC SA	377	27
Societe Generale	4,898	202
Societe Television Francaise ^	2,263	29
Sodexo	778	43
Technip SA	5,385	309
Thales SA	718	23
Total SA	23,623	1,055
Unibail-Rodamco REIT ‡	1,342	219
Vallourec SA	244	42
Veolia Environnement	3,440	81
Vinci SA	1,178	49
Vivendi SA ^	6,724	138
Germany - 4.7%
Adidas AG	1,467	71
Allianz SE	2,686	266
BASF SE	4,324	236
Bayer AG	5,901	330
Bayerische Motoren Werke AG	6,113	297
Beiersdorf AG	432	24
Celesio AG	1,188	26
Commerzbank AG ‡ ^	4,890	34
Daimler AG ‡	9,960	504
Deutsche Bank AG	4,423	248
Deutsche Boerse AG	1,425	87
Deutsche Lufthansa AG ‡	1,798	25
Deutsche Post AG	4,925	72
Deutsche Postbank AG ‡ ^	419	12
Deutsche Telekom AG	13,339	157
E.ON AG	17,638	474
Fresenius Medical Care AG & Co., KGaA	2,599	140
GEA Group AG	850	17
Hochtief AG	382	23
K & S AG	3,368	155
Linde AG	589	62
Man AG	614	51
Merck KGaA	318	23
Metro AG	2,351	120
Muenchener Rueckversicherungs AG	1,235	155
Puma AG	92	24
RWE AG	2,721	178
SAP AG	9,776	435
Siemens AG	9,959	891
ThyssenKrupp AG	1,821	45
TUI AG ‡	1,642	14
Volkswagen AG ^	1,862	158
Hong Kong - 2.1%
Bank of East Asia, Ltd.	29,138	105
BOC Hong Kong Holdings, Ltd.	55,500	127
Cathay Pacific Airways, Ltd.	12,000	24
Cheung Kong Holdings, Ltd.	22,000	255
CLP Holdings, Ltd.	20,003	145
Hang Lung Properties, Ltd.	32,000	123
Hang Seng Bank, Ltd.	11,100	148
Henderson Land Development Co., Ltd.	10,148	59
Hong Kong & China Gas Co., Ltd.	58,928	146
Hong Kong Exchanges & Clearing, Ltd.	11,200	175
HongKong Electric Holdings, Ltd.	16,500	98
Hopewell Holdings, Ltd.	11,000	31
Hutchison Whampoa, Ltd.	22,920	141
Hysan Development Co., Ltd. ‡	19,373	55
Link REIT	30,123	75
MTR Corp.	18,284	63
New World Development, Ltd. ‡	39,682	64
Sino Land Co., Ltd.	10,295	19
Sun Hung Kai Properties, Ltd.	22,158	303
Swire Pacific, Ltd. ‡	11,000	125
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Morgan Stanley Active International Allocation VP
(formerly, Transamerica Van Kampen Active International Allocation VP)
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Hong Kong — (continued)
Wharf Holdings, Ltd. ‡	22,016	$108
Indonesia - 0.9%
Astra Agro Lestari	7,500	16
Astra International	36,000	190
Bank Central Asia	208,000	135
Bank Danamon	54,500	32
Bank Mandiri	116,500	76
Bank Rakyat	99,000	101
Bumi Resources	294,500	60
Indosat	27,000	15
International Nickel Indonesia	40,500	17
Lippo Karawaci ‡	182,500	10
Perusahaan Gas Negara	168,000	71
Semen Gresik Persero	25,000	24
Tambang Batubara Bukit Asam	14,500	27
Telekomunikasi Indonesia	170,500	145
Unilever Indonesia	32,000	60
United Tractors	27,000	55
Isle of Man - 0.0% ∞
Genting Singapore PLC ‡	42,000	35
Italy - 1.3%
Assicurazioni Generali SpA ^	11,540	201
Banco Popolare SC ^	649	4
BENI Stabili SpA	1,758	1
Enel SpA	4,530	19
ENI SpA	34,327	631
Fiat SpA	1,126	12
Intesa Sanpaolo SpA	91,194	240
Mediobanca SpA ‡ ^	1,386	10
Saipem SpA	10,390	316
Telecom Italia SpA	10,423	12
UniCredit SpA	15,462	34
Unione di Banche Italiane SCpA	615	5
Japan - 21.3%
77 Bank Ltd. ^	7,000	38
Acom Co., Ltd. ^	440	6
Advantest Corp. ^	3,400	71
AEON Co., Ltd. ^	7,000	74
AEON Credit Service Co., Ltd. ^	500	4
Aisin Seiki Co., Ltd.	1,500	40
Ajinomoto Co., Inc.	9,000	82
Amada Co., Ltd.	6,000	39
Asahi Breweries, Ltd. ^	6,700	114
Asahi Glass Co., Ltd. ^	16,000	150
Asahi Kasei Corp.	17,000	89
Astellas Pharma, Inc.	5,000	168
Bank of Kyoto, Ltd.	4,000	33
Bank of Yokohama, Ltd.	17,000	78
Benesse Holdings, Inc.	500	23
Bridgestone Corp. ^	14,300	226
Canon, Inc.	16,650	620
Casio Computer Co., Ltd. ^	6,600	40
Central Japan Railway Co.	19	157
Chiba Bank, Ltd.	9,000	54
Chubu Electric Power Co., Inc.	2,900	72
Chugai Pharmaceutical Co., Ltd. ^	3,302	59
Chuo Mitsui Trust Holdings, Inc.	29,000	102
Citizen Holdings Co., Ltd.	6,100	37
Credit Saison Co., Ltd.	2,000	21
DAI Nippon Printing Co., Ltd.	5,000	58
Daicel Chemical Industries, Ltd.	3,000	20
Daiichi Sankyo Co., Ltd.	10,656	190
Daikin Industries, Ltd.	4,000	122
Daito Trust Construction Co., Ltd.	1,600	91
Daiwa House Industry Co., Ltd.	8,000	72
Daiwa Securities Group, Inc. ^	24,000	101
Denki Kagaku Kogyo KK	7,000	33
Denso Corp.	11,800	327
DIC Corp.	12,000	18
DOWA Holdings Co., Ltd. ^	8,000	38
East Japan Railway Co.	4,400	293
Eisai Co., Ltd. ^	2,600	86
FamilyMart Co., Ltd. ^	1,100	36
Fanuc, Ltd.	3,200	362
Fast Retailing Co., Ltd.	1,700	258
Fuji Electric Holdings Co., Ltd.	4,000	12
Fujifilm Holdings Corp.	6,500	188
Fujitsu, Ltd.	34,000	213
Fukuoka Financial Group, Inc.	13,000	54
Furukawa Electric Co., Ltd.	12,000	52
Gunma Bank, Ltd.	1,000	5
Hachijuni Bank, Ltd.	1,000	6
Hirose Electric Co., Ltd.	600	55
Hiroshima Bank, Ltd.	1,000	4
Hitachi Construction Machinery Co., Ltd.	1,800	33
Hitachi, Ltd. ^	44,000	160
Hokuhoku Financial Group, Inc.	21,000	39
Honda Motor Co., Ltd. ^	21,000	617
Hoya Corp.	5,400	115
Ibiden Co., Ltd.	2,800	75
IHI Corp.	20,000	32
INPEX Corp. ^	17	94
Isetan Mitsukoshi Holdings, Ltd. ^	4,160	41
ITOCHU Corp.	20,000	156
ITOCHU Techno-Solutions Corp.	700	26
J. Front Retailing Co., Ltd.	6,000	29
Japan Real Estate Investment Corp. REIT	6	48
Japan Retail Fund Investment Corp. REIT	30	37
Japan Tobacco, Inc.	80	249
JFE Holdings, Inc.	4,500	139
JGC Corp.	4,000	61
Joyo Bank, Ltd.	12,000	48
JS Group Corp.	3,400	65
JSR Corp.	2,500	42
JX Holdings, Inc. ‡	31,400	155
Kajima Corp.	20,000	45
Kaneka Corp.	4,000	23
Kansai Electric Power Co., Inc. ^	5,400	132
KAO Corp.	7,500	177
Kawasaki Heavy Industries, Ltd. ^	20,000	48
Keihin Electric Express Railway Co., Ltd. ^	4,000	35
KEIO Corp.	2,000	13
Keyence Corp.	1,020	237
Kikkoman Corp.	3,000	31
Kintetsu Corp. ^	21,000	64
Kirin Holdings Co., Ltd. ^	16,000	201
Kobe Steel, Ltd. ‡	33,000	63
Komatsu, Ltd.	18,000	325
Konami Corp. ^	2,300	35
Konica Minolta Holdings, Inc.	9,000	87
Kubota Corp.	25,000	192
Kuraray Co., Ltd.	5,000	59
Kurita Water Industries, Ltd. ^	1,100	30
Kyocera Corp.	2,100	170
Kyowa Hakko Kirin Co., Ltd.	4,011	38
Kyushu Electric Power Co., Inc.	1,700	38
Lawson, Inc. ^	700	31
Leopalace21 Corp. ^	1,600	5
Mabuchi Motor Co., Ltd. ^	400	18
Makita Corp.	700	19
Marubeni Corp.	35,000	179
Marui Group Co., Ltd.	6,600	44
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Morgan Stanley Active International Allocation VP
(formerly, Transamerica Van Kampen Active International Allocation VP)
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Japan — (continued)
Matsui Securities Co., Ltd. ^	4,800	$29
Minebea Co., Ltd. ‡	8,000	44
Mitsubishi Chemical Holdings Corp. ^	13,500	62
Mitsubishi Corp.	22,200	460
Mitsubishi Electric Corp. ^	37,000	289
Mitsubishi Estate Co., Ltd.	9,000	126
Mitsubishi Heavy Industries, Ltd.	44,000	152
Mitsubishi Materials Corp. ^	25,000	66
Mitsubishi Rayon Co., Ltd.	9,000	32
Mitsubishi UFJ Financial Group, Inc.	87,808	400
Mitsui & Co., Ltd.	20,400	238
Mitsui Chemicals, Inc.	8,000	22
Mitsui Fudosan Co., Ltd.	8,000	111
Mitsui Mining & Smelting Co., Ltd.	19,000	50
Mitsui O.S.K. Lines, Ltd.	8,000	53
Mizuho Financial Group, Inc. ^	217,600	357
MS&AD Insurance Group Holdings	6,300	135
Murata Manufacturing Co., Ltd.	2,700	129
NEC Corp. ^	35,000	91
NGK Insulators, Ltd.	8,000	125
NGK Spark Plug Co., Ltd.	3,000	37
Nidec Corp.	1,700	142
Nikon Corp.	4,600	79
Nintendo Co., Ltd.	1,400	411
Nippon Building Fund, Inc. REIT ^	6	48
Nippon Electric Glass Co., Ltd.	8,000	92
Nippon Express Co., Ltd.	15,000	68
Nippon Meat Packers, Inc.	3,000	37
Nippon Paper Group, Inc.	3,400	94
Nippon Sheet Glass Co., Ltd.	8,000	20
Nippon Steel Corp.	82,000	272
Nippon Telegraph & Telephone Corp.	3,100	126
Nippon Yusen KK	16,000	58
Nishi-Nippon City Bank, Ltd.	8,000	23
Nissan Chemical Industries, Ltd.	3,000	34
Nissan Motor Co., Ltd. ‡	26,200	183
Nisshin Seifun Group, Inc. ^	4,000	45
Nissin Foods Holdings Co., Ltd.	1,300	48
Nitto Denko Corp.	3,200	105
NKSJ Holdings, Inc. ‡ ^	10,000	60
Nomura Holdings, Inc. ^	30,600	168
Nomura Real Estate Office Fund, Inc. REIT	1	5
Nomura Research Institute, Ltd.	2,100	45
NSK, Ltd.	11,000	76
NTN Corp.	10,000	41
NTT Data Corp.	22	80
NTT DoCoMo, Inc.	48	73
Obayashi Corp.	16,000	63
Obic Co., Ltd.	170	33
OJI Paper Co., Ltd.	18,000	88
Olympus Corp. ^	2,000	47
Omron Corp.	3,700	81
Onward Holdings Co., Ltd. ^	3,000	24
Oracle Corp. ^	1,000	49
Oriental Land Co., Ltd.	800	67
ORIX Corp. ^	330	24
Osaka Gas Co., Ltd.	14,000	50
Panasonic Corp.	30,800	384
Panasonic Electric Works Co., Ltd.	6,000	59
Promise Co., Ltd. ^	550	4
Resona Holdings, Inc. ^	5,200	63
Ricoh Co., Ltd.	12,000	153
ROHM Co., Ltd.	2,000	120
Sanyo Electric Co., Ltd. ‡ ^	27,000	35
Sapporo Hokuyo Holdings, Inc.	1,000	4
SBI Holdings, Inc.	204	25
Secom Co., Ltd.	1,800	79
Seiko Epson Corp.	2,200	28
Sekisui Chemical Co., Ltd.	5,000	31
Sekisui House, Ltd.	12,000	103
Seven & I Holdings Co., Ltd.	11,460	262
Sharp Corp.	11,000	116
Shimamura Co., Ltd.	300	27
Shimano, Inc. ^	1,900	82
Shimizu Corp.	16,000	55
Shin-Etsu Chemical Co., Ltd.	6,000	279
Shinko Securities Co., Ltd.	13,000	29
Shinsei Bank, Ltd. ^	21,000	18
Shionogi & Co., Ltd.	4,600	95
Shiseido Co., Ltd. ^	6,600	145
Shizuoka Bank, Ltd.	9,000	78
Showa Denko KK	14,000	25
Showa Shell Sekiyu KK	1,700	12
SMC Corp.	1,300	174
Softbank Corp.	12,800	339
Sony Corp. ^	10,300	274
Sony Financial Holdings, Inc. ^	2	7
Stanley Electric Co., Ltd. ^	900	15
Sumitomo Chemical Co., Ltd.	20,000	77
Sumitomo Corp. ^	13,400	134
Sumitomo Electric Industries, Ltd. ‡	8,400	98
Sumitomo Heavy Industries, Ltd.	8,000	47
Sumitomo Metal Industries, Ltd.	58,000	131
Sumitomo Metal Mining Co., Ltd.	16,000	200
Sumitomo Mitsui Financial Group, Inc.	14,000	396
Sumitomo Realty & Development Co., Ltd.	4,000	68
Sumitomo Trust & Banking Co., Ltd.	44,000	224
Suzuki Motor Corp.	2,700	53
T&D Holdings, Inc.	2,600	56
Taiheiyo Cement Corp.	12,000	15
Taisei Corp.	20,000	40
Taisho Pharmaceutical Co., Ltd.	2,911	57
Takashimaya Co., Ltd. ^	5,000	40
Takeda Pharmaceutical Co., Ltd.	9,500	409
TDK Corp. ^	1,800	98
Teijin, Ltd.	15,000	45
Terumo Corp. ^	3,300	158
THK Co., Ltd.	800	17
Tobu Railway Co., Ltd. ^	13,000	70
Toho Co., Ltd.	700	12
Tohoku Electric Power Co., Inc.	2,600	56
Tokio Marine Holdings, Inc.	9,248	242
Tokyo Broadcasting System, Inc.	2,300	31
Tokyo Electric Power Co., Inc.	8,700	236
Tokyo Electron, Ltd.	3,400	183
Tokyo Gas Co., Ltd. ^	15,000	69
Tokyo Tatemono Co., Ltd. ^	4,000	12
Tokyu Corp.	18,000	73
Tokyu Land Corp. ‡	1,000	3
TonenGeneral Sekiyu KK ^	6,000	52
Toppan Printing Co., Ltd.	5,000	40
Toray Industries, Inc. ^	16,000	77
Toshiba Corp.	37,000	183
Tosoh Corp.	8,000	21
Toto, Ltd.	8,000	53
Toyo Seikan Kaisha, Ltd.	2,700	39
Toyota Boshoku Corp. ^	900	13
Toyota Industries Corp.	1,500	38
Toyota Motor Corp.	29,000	997
Trend Micro, Inc.	2,100	57
Uni-Charm Corp.	500	56
UNY Co., Ltd.	1,000	8
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Morgan Stanley Active International Allocation VP
(formerly, Transamerica Van Kampen Active International Allocation VP)
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Japan — (continued)
Ushio, Inc.	1,000	$15
West Japan Railway Co.	4	15
Yahoo! Japan Corp. ^	247	98
Yamada Denki Co., Ltd. ^	1,400	91
Yamaha Corp.	1,700	17
Yamaha Motor Co., Ltd.	600	8
Yamato Holdings Co., Ltd.	3,800	50
Yamazaki Baking Co., Ltd.	1,000	13
Yokogawa Electric Corp.	4,100	25
Jersey, Channel Islands - 0.1%
Charter International PLC	7,913	74
Experian Group, Ltd.	7,326	64
Korea, Republic of - 0.5%
Cheil Industries, Inc.	133	10
Daewoo Securities Co., Ltd.	340	6
Doosan Heavy Industries and Construction Co., Ltd.	178	11
GS Engineering & Construction Corp.	115	7
Hana Financial Group, Inc.	350	9
Hynix Semiconductor, Inc. ‡	840	17
Hyundai Engineering & Construction Co., Ltd. ‡	140	6
Hyundai Heavy Industries Co., Ltd.	78	15
Hyundai Mobis ‡	109	18
Hyundai Motor Co.	262	31
Hyundai Steel Co.	140	10
Industrial Bank of Korea	570	7
KB Financial Group, Inc. ‡	660	25
KIA Motors Corp.	390	10
Korea Electric Power Corp. ‡	470	12
Korea Exchange Bank	950	10
KT Corp.	390	14
KT&G Corp.	206	10
LG Chem, Ltd.	82	20
LG Corp. ‡	317	17
LG Display Co., Ltd. ‡	420	14
LG Electronics, Inc.	170	13
Lotte Shopping Co., Ltd.	24	7
NHN Corp. ‡	78	12
Oci Co., Ltd.	33	7
POSCO ‡	110	42
Samsung C&T Corp.	272	11
Samsung Electro-Mechanics Co., Ltd.	108	14
Samsung Electronics Co., Ltd.	153	97
Samsung Engineering Co., Ltd. ‡	66	6
Samsung Fire & Marine Insurance Co., Ltd.	71	11
Samsung Heavy Industries Co., Ltd.	420	8
Samsung SDI Co., Ltd.	67	9
Samsung Securities Co., Ltd.	133	6
Samsung Techwin Co., Ltd.	72	6
Shinhan Financial Group Co., Ltd.	730	27
Shinsegae Co., Ltd.	30	13
SK Energy Co., Ltd.	118	10
SK Telecom Co., Ltd.	92	12
S-Oil Corp. ‡	130	6
Woori Finance Holdings Co., Ltd.	440	5
Luxembourg - 0.1%
ArcelorMittal	5,531	148
Malaysia - 0.0% ∞
YTL Corp., BHD	164	♦
Mexico - 0.6%
America Movil SAB de CV — Series L ^	101,100	239
Carso Global Telecom SAB de CV ‡ ^	5,000	23
Fomento Economico Mexicano SAB de CV ^	11,400	50
Grupo Bimbo SAB de CV	2,200	16
Grupo Carso SA de CV — Series A1	4,700	15
Grupo Elektra SA de CV	500	20
Grupo Financiero Banorte SAB de CV — Class O	8,447	32
Grupo Financiero Inbursa SA — Class O	5,400	18
Grupo Mexico SAB de CV — Series B	21,566	51
Grupo Modelo SAB de CV — Series C	3,700	18
Grupo Televisa SA — Series C ^	11,400	40
Industrias Penoles SAB de CV	600	12
Kimberly-Clark de Mexico SAB de CV — Class A	2,900	17
Telefonos de Mexico SAB de CV — Class L ^	31,700	23
Wal-Mart de Mexico SAB de CV — Series V ^	28,600	63
Netherlands - 2.6%
Akzo Nobel NV	2,786	145
ASML Holding NV	5,684	156
Corio NV REIT	665	32
European Aeronautic Defence and Space Co., NV ‡	1,942	40
Fugro NV	2,577	119
Heineken NV	8,916	378
ING Groep NV ‡	15,903	118
James Hardie Industries SE ‡	8,588	44
Koninklijke Ahold NV	12,589	156
Koninklijke DSM NV	1,819	72
Koninklijke KPN NV	18,521	236
Koninklijke Philips Electronics NV	9,824	293
Reed Elsevier NV	9,249	102
SBM Offshore NV	5,926	85
STMicroelectronics NV	5,267	42
TNT NV	12,112	305
Unilever NV ^	19,985	546
Wolters Kluwer NV	6,282	121
New Zealand - 0.0% ∞
Telecom Corp., of New Zealand, Ltd.	4,768	6
Norway - 1.2%
DnB NOR ASA	14,045	135
Norsk Hydro ASA ^	16,469	74
Orkla ASA ‡	13,390	86
Renewable Energy Corp., ASA ‡	2,700	6
Statoil ASA	15,691	302
Telenor ASA	25,031	315
Yara International ASA ^	16,942	477
Poland - 1.1%
Asseco Poland SA	1,000	16
Bank Handlowy Warsza ‡	14,616	317
Bank Pekao SA	1,467	67
Getin Holding SA ‡	102,447	284
Globe Trade Centre SA ‡	1,800	12
KGHM Polska Miedz SA	1,621	42
PBG SA	2,900	178
Polski Koncern Naftowy Orlen ‡	4,098	42
Polskie Gornictwo Naftowe I Gazownictwo SA	213,503	206
Powszechna Kasa Oszczednosci Bank Polski SA	7,500	80
Telekomunikacja Polska SA	8,255	35
Russian Federation - 1.4%
Gazprom OAO ADR	24,350	457
Lukoil OAO ADR	5,100	263
MMC Norilsk Nickel ADR	12,316	179
Mobile Telesystems OJSC ADR	4,750	91
Novatek OAO GDR ‡	820	58
Polyus Gold Co. ADR	2,478	68
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Morgan Stanley Active International Allocation VP
(formerly, Transamerica Van Kampen Active International Allocation VP)
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Russian Federation — (continued)
Rosneft Oil Co. GDR ‡	16,150	$100
Surgutneftegas ADR	15,600	138
Tatneft ADR	3,925	111
VTB Bank OJSC GDR	27,813	134
Singapore - 1.0%
Ascendas REIT	10,000	13
Capitaland, Ltd.	22,000	56
CapitaMall Trust REIT ‡	19,000	25
City Developments, Ltd. ^	5,000	39
ComfortDelgro Corp., Ltd.	17,000	18
DBS Group Holdings, Ltd.	15,000	145
Fraser and Neave, Ltd.	10,000	37
Golden Agri-Resources, Ltd.	59,626	22
Jardine Cycle & Carriage, Ltd.	1,000	21
Keppel Corp., Ltd.	12,000	72
K-Green Trust ‡	2,400	2
Olam International, Ltd. ^	12,000	22
Oversea-Chinese Banking Corp.	22,000	139
SembCorp Industries, Ltd.	10,000	29
SembCorp Marine, Ltd. ^	7,000	19
Singapore Airlines, Ltd.	7,003	73
Singapore Exchange, Ltd. ^	7,000	37
Singapore Press Holdings, Ltd. ^	12,000	32
Singapore Technologies Engineering, Ltd.	11,000	26
Singapore Telecommunications, Ltd.	69,000	149
United Overseas Bank, Ltd.	10,000	139
Wilmar International, Ltd. ^	11,000	45
Spain - 0.2%
Banco Santander SA	5,371	56
Inditex SA	878	50
Repsol YPF SA	809	16
Telefonica SA	3,281	61
Sweden - 2.3%
Alfa Laval AB ^	2,506	33
ASSA Abloy AB — Series B	2,897	58
Atlas Copco AB — Class B	4,176	55
Atlas Copco AB — Class A	6,471	95
Electrolux AB — Series B	2,840	65
Getinge AB — Class B	4,049	78
Hennes & Mauritz AB — Class B	10,118	278
Holmen AB — Class B	850	20
Husqvarna AB — Class B	2,840	17
Investor AB — Class B	8,992	145
Lundin Petroleum AB ‡	3,091	14
Nordea Bank AB	26,915	222
Oriflame Cosmetics SA ^	1,793	93
Sandvik AB ^	9,705	118
Skanska AB — Class B	3,345	48
SKF AB	2,296	41
SSAB AB — Series A ^	2,429	33
Svenska Cellulosa AB — Class B	7,530	89
Svenska Handelsbanken AB — Class A	7,598	186
Swedish Match AB ^	3,766	82
Tele2 AB — Class B	1,343	20
Telefonaktiebolaget LM Ericsson — Class B ^	49,830	553
TeliaSonera AB	16,935	109
Volvo AB — Class A ‡	4,389	46
Volvo AB — Class B ‡	9,508	105
Switzerland - 8.3%
ABB, Ltd. ‡	34,740	605
Baloise Holding AG ‡	517	36
Cie Financiere Richemont SA	10,469	366
Credit Suisse Group AG	12,649	475
GAM Holding, Ltd. ‡	2,837	31
Geberit AG ‡	351	55
Givaudan SA	75	64
Holcim, Ltd.	2,779	186
Julius Baer Group, Ltd.	3,057	87
Logitech International SA ‡ ^	3,016	41
Lonza Group AG	376	25
Nestle SA	62,274	3,002
Nobel Biocare Holding AG	4,909	85
Novartis AG	23,453	1,137
Pargesa Holding SA	100	7
Roche Holding AG	7,056	971
Schindler Holding AG	905	76
Straumann Holding AG	420	91
Swatch Group AG/The-BR	809	228
Swatch Group AG/The-Reg	888	45
Swiss Life Holding AG ‡	325	31
Swiss Reinsurance Co., Ltd.	5,383	221
Swisscom AG	232	79
Syngenta AG	2,946	680
Synthes, Inc.	2,074	238
UBS AG ‡	17,661	234
Zurich Financial Services AG	1,380	304
Turkey - 0.9%
Akbank TAS	30,933	149
Anadolu AS	7,639	89
Bim Birlesik Magazalar AS	2,644	73
Enka Insaat VE Sanayi AS — Series b	12,608	43
Eregli Demir ve Celik Fabrikalari TAS ‡	17,196	44
Haci Omer Sabanci Holding AS	11,570	46
KOC Holding AS	8,389	28
Tupras Turkiye Petrol Rafine	3,194	58
Turk Telekomunikasyon AS	18,231	58
Turkcell Iletisim Hizmet AS	16,427	85
Turkiye Garanti Bankasi AS	34,633	144
Turkiye Halk Bankasi AS	6,640	49
Turkiye Is Bankasi — Class C	30,074	93
Turkiye Vakiflar Bankasi Tao — Class D	13,718	31
Yapi Ve Kredi Bankasi AS ‡	15,399	42
United Kingdom - 15.9%
3i Group PLC	7,983	31
Admiral Group PLC	1,893	40
Aggreko PLC	7,081	148
AMEC PLC	12,916	158
Anglo American PLC ‡	16,470	574
AstraZeneca PLC	17,702	835
Aviva PLC	23,775	110
BAE Systems PLC	29,054	135
Balfour Beatty PLC	6,787	24
Barclays PLC	63,102	252
Berkeley Group Holdings PLC ‡	1,109	13
BG Group PLC	43,315	644
BHP Billiton PLC	3,855	100
BP PLC	120,852	579
British Airways PLC ‡ ^	8,169	24
British American Tobacco PLC	19,357	614
British Land Co., PLC REIT	9,324	60
British Sky Broadcasting Group PLC	28,774	300
BT Group PLC — Class A	90,820	175
Bunzl PLC	3,806	38
Burberry Group PLC	5,703	64
Capital & Counties Properties PLC ‡	5,672	9
Capital Group PLC	2,000	22
Capital Shopping Centres Group PLC REIT	5,672	26
Carnival PLC	2,120	69
Centrica PLC	33,204	147
Cobham PLC	11,095	35
Compass Group PLC	25,634	195
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Morgan Stanley Active International Allocation VP
(formerly, Transamerica Van Kampen Active International Allocation VP)
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

United Kingdom — (continued)
Diageo PLC	25,321	$398
EnQuest PLC ‡ ^	9,300	14
FirstGroup PLC	6,808	37
GlaxoSmithKline PLC	59,850	1,016
Group 4 Securicor PLC	3,563	14
Hammerson PLC REIT	7,471	38
Home Retail Group PLC	7,805	25
HSBC Holdings PLC	209,726	1,916
ICAP PLC	2,816	17
Imperial Tobacco Group PLC	7,298	204
Intercontinental Hotels Group PLC	4,580	72
International Power PLC	6,355	28
Invensys PLC	5,024	18
Investec PLC	2,855	19
J. Sainsbury PLC	10,227	49
Johnson Matthey PLC	2,283	51
Kingfisher PLC	11,088	35
Ladbrokes PLC	7,527	14
Land Securities Group PLC REIT	8,208	69
Legal & General Group PLC	60,887	71
Lloyds TSB Group PLC ‡	88,685	70
London Stock Exchange Group PLC	858	7
Man Group PLC	25,857	86
Marks & Spencer Group PLC	13,807	68
National Grid PLC	42,242	308
Next PLC	2,340	70
Old Mutual PLC	48,107	74
Pearson PLC	11,065	146
Petrofac, Ltd.	8,003	141
Prudential PLC	21,603	163
Reckitt Benckiser Group PLC	6,190	288
Reed Elsevier PLC	15,144	112
Rexam PLC	6,773	30
Rio Tinto PLC	12,340	542
Rolls-Royce Group PLC ‡	16,923	142
Royal & Sun Alliance Insurance Group PLC	32,735	58
Royal Bank of Scotland Group PLC ‡	178,479	109
Royal Dutch Shell PLC — Class A	47,002	1,186
Royal Dutch Shell PLC — Class B	35,268	852
SABMiller PLC	5,949	167
Sage Group PLC	15,752	54
Schroders PLC	1,591	29
Scottish & Southern Energy PLC	18,502	308
Segro PLC REIT	8,847	33
Serco Group PLC	1,448	13
Severn Trent PLC	6,048	111
Smith & Nephew PLC	14,664	139
Smiths Group PLC	3,643	58
Standard Chartered PLC	23,622	575
Standard Life PLC	18,380	47
Tesco PLC	58,651	331
Tomkins PLC	9,272	31
Unilever PLC	11,333	303
United Utilities Group PLC	2,080	16
Vodafone Group PLC	578,054	1,191
Whitbread PLC	2,596	54
Wolseley PLC ‡	791	16
WPP PLC	44,293	418
Xstrata PLC	13,969	183

Total Common Stocks (cost $99,616)		91,542

RIGHTS - 0.0% ∞
Norway - 0.0% ∞
Norsk Hydro ASA ^	3,311	2
Spain - 0.0% ∞
Iberdrola SA		♦
Total Rights (cost $0)		2

WARRANTS - 0.0% ∞
Italy - 0.0% ∞
Mediobanca SpA ‡
Expiration: 03/18/2011
Exercise Price: $9.00	1,320	♦
UBI Banca SCpA ‡
Expiration: 06/30/2011
Exercise Price: $12.30	615	♦
France - 0.0% ∞
Fonciere Des Regions ‡
Expiration: 12/31/2010
Exercise Price: $65.00	293	♦
Hong Kong - 0.0% ∞
Henderson Land Development Co., Ltd. ‡
Expiration: 12/31/2011
Exercise Price: $58.00	2,000	1

Total Warrants (cost $♦)		1

	Shares	Value

SECURITIES LENDING COLLATERAL - 6.3%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.25% ▲	7,185,711	7,186
Total Securities Lending Collateral (cost $7,186)

	Principal	Value

REPURCHASE AGREEMENT - 13.7%
State Street Bank & Trust Co. 0.00% ▲, dated 06/30/2010, to be repurchased at $15,614 on 07/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $15,929.	$15,614	15,614
Total Repurchase Agreement (cost $15,614)

Total Investment Securities (cost $123,672) #		115,502

Other Assets and Liabilities — Net		(1,608)

Net Assets		$113,894

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Morgan Stanley Active International Allocation VP
(formerly, Transamerica Van Kampen Active International Allocation VP)
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
FUTURES CONTRACTS: ►

				Net Unrealized
				Appreciation
Description	Type	Contracts Г	Expiration Date	(Depreciation)

DAX Index	Long	35	09/17/2010	($279)
DJ Euro Stoxx 50 Index	Long	71	09/17/2010	(54)
FTSE 100 Index	Long	35	09/17/2010	(159)
Hang Seng China Enterprises Index	Long	26	07/29/2010	(75)
Hang Seng Index	Long	9	07/29/2010	(38)
SGX MSCI Singapore Index	Long	15	07/29/2010	(11)
SGX S&P CNX NIFTY Index	Long	165	07/29/2010	(9)
TOPIX Index	Long	20	09/10/2010	(51)

				($676)

FORWARD FOREIGN CURRENCY CONTRACTS:

				Net Unrealized
		Settlement	Amount in U.S.	Appreciation
Currency	Bought (Sold)	Date	Dollars Bought (Sold)	(Depreciation)

Australian Dollar	4,686	07/15/2010	$4,017	($79)
Euro	928	07/15/2010	1,136	(2)
Euro	4,644	07/15/2010	5,721	(42)
Hong Kong Dollar	(14,889)	07/15/2010	(1,912)	(1)
Japanese Yen	186,751	07/15/2010	2,049	64
Pound Sterling	3,850	07/15/2010	5,702	50

				($10)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Commercial Banks	8.9%	$10,247
Oil, Gas & Consumable Fuels	6.7	7,781
Metals & Mining	5.7	6,595
Pharmaceuticals	5.4	6,224
Food Products	4.0	4,574
Chemicals	3.2	3,640
Automobiles	2.9	3,366
Insurance	2.5	2,866
Machinery	2.5	2,830
Diversified Telecommunication Services	1.9	2,183
Wireless Telecommunication Services	1.8	2,111
Electric Utilities	1.7	1,979
Food & Staples Retailing	1.6	1,875
Industrial Conglomerates	1.6	1,821
Real Estate Management & Development	1.6	1,817
Beverages	1.5	1,763
Capital Markets	1.4	1,666
Electronic Equipment & Instruments	1.4	1,659
Electrical Equipment	1.4	1,659
Media	1.4	1,570
Energy Equipment & Services	1.2	1,396
Trading Companies & Distributors	1.1	1,254
Tobacco	1.0	1,159
Diversified Financial Services	1.0	1,111
Household Durables	1.0	1,110
Textiles, Apparel & Luxury Goods	1.0	1,098
Software	0.9	1,082
Road & Rail	0.9	1,032
Multi-Utilities	0.9	1,007
Communications Equipment	0.8	959
Health Care Equipment & Supplies	0.8	908
Office Electronics	0.8	888
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Morgan Stanley Active International Allocation VP
(formerly, Transamerica Van Kampen Active International Allocation VP)
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY	Total Investments		Value

Auto Components	0.7%		$856
Specialty Retail	0.7		853
Real Estate Investment Trusts	0.7		821
Construction & Engineering	0.7		781
Semiconductors & Semiconductor Equipment	0.6		706
Hotels, Restaurants & Leisure	0.6		641
Household Products	0.5		623
Building Products	0.5		570
Computers & Peripherals	0.5		556
Construction Materials	0.4		504
Paper & Forest Products	0.4		440
Air Freight & Logistics	0.4		435
Aerospace & Defense	0.4		431
Commercial Services & Supplies	0.4		407
Multiline Retail	0.3		395
Gas Utilities	0.3		336
Personal Products	0.3		304
Marine	0.2		284
IT Services	0.2		256
Leisure Equipment & Products	0.2		178
Health Care Providers & Services	0.2		174
Containers & Packaging	0.1		157
Airlines	0.1		146
Water Utilities	0.1		111
Internet Software & Services	0.1		110
Professional Services	0.1		86
Distributors	0.1		82
Consumer Finance	0.1		59
Biotechnology	0.0	∞	36
Transportation Infrastructure	0.0	∞	33
Independent Power Producers & Energy Traders	0.0	∞	28
Life Sciences Tools & Services	0.0	∞	25
Internet & Catalog Retail	0.0	∞	25
Diversified Consumer Services	0.0	∞	23

Investment Securities, at Value	80.3		92,702
Short-Term Investments	19.7		22,800

Total Investments	100.0%		$115,502

NOTES TO SCHEDULE OF INVESTMENTS:
►	Cash, in the amount of $1,285, is being held at the broker to cover margin requirements for open futures contracts.

∞	Percentage rounds to less than 0.1%.

Г	Contract amounts are not in thousands.

^	All or a portion of this security is on loan. The value of all securities on loan is $6,823.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 06/30/2010.

♦	Value is less than $1.

#	Aggregate cost for federal income tax purposes is $123,672. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $9,243 and $17,413, respectively. Net unrealized depreciation for tax purposes is $8,170.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Morgan Stanley Active International Allocation VP
(formerly, Transamerica Van Kampen Active International Allocation VP)
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
DEFINITIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
ICAP	The world’s premier voice and electronic interdealer broker and provider of post-trade services, is active in wholesale markets in interest rates, credit, commodities, FX, emerging markets, equities and equity derivatives.
MSCI	Morgan Stanley Capital International
OJSC	Open Joint Stock Company
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
SBI	Shares Beneficial Interest
STRIP VVPR	Is a coupon which, if presented along with the corresponding coupon of the share, allows to benefit from a reduced withholding tax of 15% (rather than 25%) on the dividends paid by the company.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total

Equities — Consumer Discretionary	$65	$10,131	$—	$10,196
Equities — Consumer Staples	356	9,942	—	10,298
Equities — Energy	1,458	7,719	—	9,177
Equities — Financials	626	17,960	—	18,586
Equities — Health Care	—	7,367	—	7,367
Equities — Industrials	221	11,607	—	11,828
Equities — Information Technology	23	6,193	—	6,216
Equities — Materials	545	10,733	—	11,278
Equities — Telecommunication Services	408	3,886	—	4,294
Equities — Utilities	103	3,359	—	3,462
Cash & Cash Equivalent — Repurchase Agreement	—	15,614	—	15,614
Cash & Cash Equivalent — Securities Lending Collateral	7,186	—	—	7,186
Total	$10,991	$104,511	$—	$115,502

Other Financial Instruments*	Level 1	Level 2	Level 3	Total

Futures Contracts — Depreciation	$—	($676)	$—	($676)
Forward Foreign Currency Contracts — Appreciation	—	114	—	114
Forward Foreign Currency Contracts — Depreciation	—	(124)	—	(124)
Total	$—	($686)	$—	($686)

*	Other financial instruments are derivative instruments including, but not limited to, Futures Contracts, Forward Foreign Currency Contracts, and Swap Contracts that are valued at unrealized appreciation (depreciation) on the instrument.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the fund during the period ending June 30, 2010:
Level 3 Rollforward — Investment Securities

	Beginning						Net Transfers	Ending
	Balance at	Net		Accrued	Total Realized	Change in Unrealized	In/(Out) of	Balance at
Securities	12/31/2009	Purchases/(Sales)		Discounts/(Premiums)	Gain/(Loss)	Appreciation/(Depreciation)	Level 3	06/30/2010
Equities — Financials	$ ♦	$ (♦	)	$—	$—	$—	$—	$—
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Morgan Stanley Active International Allocation VP
(formerly, Transamerica Van Kampen Active International Allocation VP)
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $108,058) (including securities loaned of $6,823)	$99,888
Repurchase agreement, at value (cost: $15,614)	15,614
Cash	1,754
Foreign currency (cost: $2,033)	2,018
Receivables:
Investment securities sold	2,361
Shares sold	25
Securities lending income (net)	6
Dividends (net)	267
Dividend reclaims	135
Unrealized appreciation on forward foreign currency contracts	114

122,182

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	6
Shares redeemed	133
Management and advisory fees	91
Distribution and service fees	3
Administration fees	2
Printing and shareholder reports fees	20
Audit and tax fees	14
Variation margin	670
Other	39
Collateral for securities on loan	7,186
Unrealized depreciation on forward foreign currency contracts	124

8,288

Net assets	$113,894

Net assets consist of:
Capital stock ($.01 par value)	$121
Additional paid-in capital	138,741
Undistributed net investment income	3,555
Undistributed (accumulated) net realized gain (loss) from investment securities, futures and foreign currency transactions	(19,664)
Net unrealized appreciation (depreciation) on:
Investment securities	(8,170)
Futures contracts	(676)
Translation of assets and liabilities denominated in foreign currencies	(13)

Net assets	$113,894
Net assets by class:
Initial Class	$102,508
Service Class	11,386
Shares outstanding:
Initial Class	10,924
Service Class	1,220
Net asset value and offering price per share:
Initial Class	$9.38
Service Class	9.33
STATEMENT OF OPERATIONS
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income (including withholding taxes on foreign income of $207)	$1,994
Interest income	1
Securities lending income (net)	62

2,057

Expenses:
Management and advisory	562
Printing and shareholder reports	20
Custody	106
Administration	13
Legal	3
Audit and tax	12
Trustees	3
Transfer agent	1
Distribution and service:
Service Class	16
Other	2

Total expenses	738

Less waiver	(13)

Net expenses	725

Net investment income	1,332

Net realized gain (loss) on transactions from:
Investment securities	(895)
Futures contracts	(180)
Foreign currency transactions	(1,824)

(2,899)

Net decrease in unrealized appreciation (depreciation) on:
Investment securities	(15,719)
Futures contracts	(1,209)
Translation of assets and liabilities denominated in foreign currencies	122

Change in unrealized appreciation (depreciation)	(16,806)

Net realized and unrealized loss	(19,705)

Net decrease in net assets resulting from operations	$(18,373)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Morgan Stanley Active International Allocation VP
(formerly, Transamerica Van Kampen Active International Allocation VP)
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2010	December 31,
	(unaudited)	2009
From operations:
Net investment income	$1,332	$2,037
Net realized gain (loss) from investment securities, futures contracts and foreign currency transactions	(2,899)	(10,848)
Change in net unrealized appreciation (depreciation) on investment securities, futures contracts and foreign currency translation	(16,806)	36,557

Net increase (decrease) in net assets resulting from operations	(18,373)	27,746

Distributions to shareholders:
From net investment income:
Initial Class	—	(181)
Service Class	—	— (a)

	—	(181)

From net realized gains:
Initial Class	—	(1,881)
Service Class	—	(161)

	—	(2,042)

Total distributions to shareholders	—	(2,223)

Capital share transactions:
Proceeds from shares sold:
Initial Class	3,624	11,209
Service Class	3,180	5,700

	6,804	16,909

Dividends and distributions reinvested:
Initial Class	—	2,062
Service Class	—	161

	—	2,223

Cost of shares redeemed:
Initial Class	(13,988)	(28,196)
Service Class	(3,462)	(3,242)

	(17,450)	(31,438)

Net decrease in net assets from capital shares transactions	(10,646)	(12,306)

Net increase (decrease) in net assets	(29,019)	13,217

Net assets:
Beginning of period/year	142,913	129,696

End of period/year	$113,894	$142,913

Undistributed net investment income	$3,555	$2,223

Share activity:
Shares issued:
Initial Class	343	1,179
Service Class	307	577

	650	1,756

Shares issued-reinvested from distributions:
Initial Class	—	203
Service Class	—	16

	—	219

Shares redeemed:
Initial Class	(1,380)	(3,245)
Service Class	(351)	(368)

	(1,731)	(3,613)

Net increase (decrease) in shares outstanding:
Initial Class	(1,037)	(1,863)
Service Class	(44)	225

	(1,081)	(1,638)

(a)	Rounds to less than $(1).
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Morgan Stanley Active International Allocation VP
(formerly, Transamerica Van Kampen Active International Allocation VP)
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2010)
For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$10.81		$8.73	$17.16	$15.29	$12.42	$11.30
Investment operations
Net investment income(a)	0.10		0.15	0.28	0.29	0.25	0.18
Net realized and unrealized gain (loss)	(1.53)		2.10	(6.34)	2.05	2.67	1.34

Total operations	(1.43)		2.25	(6.06)	2.34	2.92	1.52

Distributions
From net investment income	—		(0.02)	(0.49)	(0.47)	(0.05)	(0.40)
From net realized gains	—		(0.15)	(1.88)	—	—	—

Total distributions	—		(0.17)	(2.37)	(0.47)	(0.05)	(0.40)

Net asset value
End of period/year	$9.38		$10.81	$8.73	$17.16	$15.29	$12.42

Total return(b)	(13.23	%)(c)	25.88%	(38.83%)	15.60%	23.51%	13.79%
Net assets end of period/year (000’s)	$102,508		$129,300	$120,650	$247,159	$230,638	$190,875
Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.07	%(d)	1.07%	1.07%	1.02%	0.94%	0.94%
Before reimbursement/fee waiver	1.09	%(d)	1.12%	1.09%	1.04%	1.05%	1.12%
Net investment income, to average net assets	2.03	%(d)	1.66%	2.08%	1.75%	1.84%	1.62%
Portfolio turnover rate	7	%(c)	38%	27%	27%	17%	22%
For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$10.77		$8.70	$17.12	$15.28	$12.43	$11.32
Investment operations
Net investment income(a)	0.09		0.12	0.25	0.25	0.21	0.15
Net realized and unrealized gain (loss)	(1.53)		2.10	(6.33)	2.04	2.67	1.36

Total operations	(1.44)		2.22	(6.08)	2.29	2.88	1.51

Distributions
From net investment income	—		— (e)	(0.46)	(0.45)	(0.03)	(0.40)
From net realized gains	—		(0.15)	(1.88)	—	—	—

Total distributions	—		(0.15)	(2.34)	(0.45)	(0.03)	(0.40)

Net asset value
End of period/year	$9.33		$10.77	$8.70	$17.12	$15.28	$12.43

Total return(b)	(13.37	%)(c)	25.68%	(39.05%)	15.27%	23.18%	13.61%
Net assets end of period/year (000’s)	$11,386		$13,613	$9,046	$17,983	$12,147	$4,917
Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.32	%(d)	1.32%	1.32%	1.27%	1.19%	1.19%
Before reimbursement/fee waiver	1.34	%(d)	1.37%	1.34%	1.29%	1.30%	1.37%
Net investment income, to average net assets	1.83	%(d)	1.30%	1.84%	1.47%	1.48%	1.27%
Portfolio turnover rate	7	%(c)	38%	27%	27%	17%	22%

(a)	Calculated based on average number of shares outstanding.

(b)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(c)	Not annualized.

(d)	Annualized.

(e)	Rounds to less than $(0.01).
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Morgan Stanley Active International Allocation VP
(formerly, Transamerica Van Kampen Active International Allocation VP)
NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Effective May 1, 2010, Transamerica Van Kampen Active International Allocation VP changed its name to Transamerica Morgan Stanley Active International Allocation VP. Transamerica Morgan Stanley Active International Allocation VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and pursuant to the terms of the repurchase agreement, must be collaterized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities are translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Forward foreign currency contracts: The Fund is subject to foreign currency exchange rate risk exposure in the normal course of pursuing its investment objectives. The Fund enters into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.
Open forward foreign currency contracts at June 30, 2010 are listed in the Schedule of Investments.
Futures contracts: The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount.
Subsequent payments (variation margin) are paid or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or security prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Morgan Stanley Active International Allocation VP
(formerly, Transamerica Van Kampen Active International Allocation VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
The open futures contracts at June 30, 2010 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.
Cash overdraft: Throughout the period, the Fund may have cash overdraft balances. A fee is incurred on these overdrafts by a rate based on the federal funds rate.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2010 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2010.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at the amount of distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Morgan Stanley Active International Allocation VP
(formerly, Transamerica Van Kampen Active International Allocation VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.
Foreign securities, in which their primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (“ADR”), financial futures, Exchange Traded Funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Derivative instruments: Option contracts and derivative instruments are carried at unrealized appreciation/depreciation, including forward contracts, swap contracts, and future contracts. These are generally categorized as a Level 2 in the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled by taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case for interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Fund using pricing models fall into this category and generally are categorized in Level 2 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.
The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2010, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, are disclosed at the end of the Fund’s Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Morgan Stanley Active International Allocation VP
(formerly, Transamerica Van Kampen Active International Allocation VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, and ML Life Insurance Company of New York.
TAM is the Fund’s investment adviser. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI.
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $250 million	0.85%
Over $250 million up to $1 billion	0.80%
Over $1 billion	0.775%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
1.07% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30 2010, the amount reimbursed/waived by the adviser was $13. The following amounts were available for recapture as of June 30, 2010:

	Reimbursement of	Available for Recapture
	Expenses	Through
Fiscal Year 2009:	$72	12/31/2012
Fiscal Year 2008:	33	12/31/2011
Fiscal Year 2007:	51	12/31/2010
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2011. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Morgan Stanley Active International Allocation VP
(formerly, Transamerica Van Kampen Active International Allocation VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2010 were as follows:

Purchases of securities:
Long-term	$7,963
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	18,131
U.S. Government	—
NOTE 5. FAIR VALUE OF DERIVATIVES
The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of derivatives held at period end is indicative of the volume held throughout the period. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:
Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2010
Derivatives not accounted for as hedging instruments

	Foreign exchange	Equity
Location	contracts	contracts	Total
Asset derivatives
Unrealized appreciation on forward currency contracts	$114	$—	$114
Liability derivatives
Unrealized depreciation on forward currency contracts	(124)	—	(124)
Unrealized depreciation on futures contracts	—	(676)	(676) *
Total	($10)	($676)	($686)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities
Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010
Derivatives not accounted for as hedging instruments

	Foreign exchange	Equity
Location	contracts	contracts	Total
Realized Gain/(Loss) on derivative transactions
Net realized (loss) on futures contracts	$—	($180)	($180)
Net realized (loss) on foreign currency transactions	(1,735)	—	(1,735)
Change in Unrealized Appreciation/(Depreciation) on derivative transactions
Net (decrease) in unrealized (depreciation) on futures contracts	—	(1,209)	(1,209)
Net increase in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	117	—	117
Total	($1,618)	($1,389)	($3,007)

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Morgan Stanley Active International Allocation VP
(formerly, Transamerica Van Kampen Active International Allocation VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 5. (continued)
For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.
NOTE 6. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax positions taken for all open tax years (2007 – 2009), or expected to be taken in the Fund’s 2010 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, foreign bonds, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.
NOTE 7. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Morgan Stanley Active International Allocation VP
(formerly, Transamerica Van Kampen Active International Allocation VP)
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Morgan Stanley Active International Allocation VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Morgan Stanley Investment Management Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including composite and comparable funds’ performance information provided by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Portfolio’s performance was below the median for the past 1-year period, above the median for the past 3- and 5-year periods, and in line with the median for the past 10-year period. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the total expenses of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Morgan Stanley Mid-Cap Growth VP
(formerly, Transamerica Van Kampen Mid-Cap Growth VP)
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (a)	Value	During Period (a)	Expense Ratio

Transamerica Morgan Stanley Mid-Cap Growth VP
Initial Class	$1,000.00	$1,016.50	$4.50	$1,020.33	$4.51	0.90%
Service Class	1,000.00	1,015.30	5.75	1,019.09	5.76	1.15

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

Asset Type	% of Net Assets

Common Stocks	94.3%
Securities Lending Collateral	20.2
Repurchase Agreement	3.4
Preferred Stock	0.5
Other Assets and Liabilities — Net	(18.4)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Morgan Stanley Mid-Cap Growth VP
(formerly, Transamerica Van Kampen Mid-Cap Growth VP)
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

PREFERRED STOCK - 0.5%
Pharmaceuticals - 0.5%
Ironwood Pharmaceuticals, Inc., 8.00% § Δ ‡	198,702	$2,369
Total Preferred Stock (cost $2,384)
COMMON STOCKS - 94.3%
Air Freight & Logistics - 3.4%
CH Robinson Worldwide, Inc. ^	119,194	6,634
Expeditors International of Washington, Inc. ^	247,279	8,534
Automobiles - 0.6%
Better Place § Δ Ə ‡	860,386	2,581
Beverages - 1.1%
Coca-Cola Enterprises, Inc.	180,036	4,656
Capital Markets - 3.1%
Calamos Asset Management, Inc. — Class A ^	219,181	2,034
Greenhill & Co., Inc. ^	108,748	6,648
T. Rowe Price Group, Inc. ^	108,993	4,838
Chemicals - 3.2%
Intrepid Potash, Inc. ‡ ^	164,683	3,223
Nalco Holding Co. ^	292,688	5,989
Rockwood Holdings, Inc. ‡ ^	208,394	4,728
Commercial Services & Supplies - 3.5%
Covanta Holding Corp. ‡ ^	464,150	7,700
Stericycle, Inc. ‡ ^	117,212	7,687
Computers & Peripherals - 2.7%
Teradata Corp. ‡	390,737	11,910
Construction Materials - 2.1%
Martin Marietta Materials, Inc. ^	90,013	7,634
Texas Industries, Inc.	56,338	1,664
Distributors - 3.3%
Li & Fung, Ltd.	3,228,000	14,483
Diversified Consumer Services - 3.0%
New Oriental Education & Technology Group ADR ‡ ^	81,546	7,599
Strayer Education, Inc. ^	27,190	5,653
Diversified Financial Services - 6.6%
CIT Group, Inc. ‡	123,463	4,180
IntercontinentalExchange, Inc. ‡	57,259	6,472
Leucadia National Corp. ‡ ^	342,580	6,684
Moody’s Corp. ^	92,965	1,852
MSCI, Inc. — Class A ‡	365,500	10,015
Food Products - 2.6%
Mead Johnson Nutrition Co. — Class A	232,150	11,635
Health Care Equipment & Supplies - 4.9%
Gen-Probe, Inc. ‡ ^	192,808	8,757
Idexx Laboratories, Inc. ‡ ^	115,246	7,018
Intuitive Surgical, Inc. ‡	18,446	5,822
Hotels, Restaurants & Leisure - 10.0%
Accor SA ‡ ^	131,851	6,104
Ctrip.com International, Ltd. ADR ‡	370,552	13,917
Las Vegas Sands Corp. ‡ ^	492,361	10,901
Wynn Resorts, Ltd.	172,089	13,125
Household Durables - 2.2%
Gafisa SA ADR ^	331,597	4,016
NVR, Inc. ‡ ^	8,444	5,531
Internet & Catalog Retail - 3.7%
NetFlix, Inc. ‡	64,693	7,029
priceline.com, Inc. ‡ ^	51,905	9,163
Internet Software & Services - 4.3%
Akamai Technologies, Inc. ‡	216,331	8,776
Alibaba.com, Ltd.	3,189,300	6,293
Equinix, Inc. ‡ ^	46,353	3,765
IT Services - 1.6%
Redecard SA	510,482	7,212
Life Sciences Tools & Services - 4.5%
Illumina, Inc. ‡ ^	297,825	12,965
Techne Corp. ^	119,760	6,880
Machinery - 1.0%
Schindler Holding AG	49,691	4,188
Media - 1.9%
Discovery Communications, Inc. — Series C ‡	150,189	4,645
Groupe Aeroplan, Inc.	442,242	3,681
Multiline Retail - 0.6%
Sears Holdings Corp. ‡ ^	44,018	2,846
Oil, Gas & Consumable Fuels - 5.4%
Petrohawk Energy Corp. ‡ ^	117,541	1,995
Range Resources Corp. ^	207,466	8,330
Ultra Petroleum Corp. ‡ ^	301,794	13,354
Pharmaceuticals - 0.6%
Ironwood Pharmaceuticals, Inc. — Class IPO § Δ ‡ ^	209,818	2,501
Professional Services - 7.1%
Corporate Executive Board Co.	127,420	3,347
IHS, Inc. — Class A ‡ ^	100,326	5,861
Intertek Group PLC	434,778	9,321
Verisk Analytics, Inc. — Class A ‡	414,365	12,390
Software - 8.8%
Autodesk, Inc. ‡	205,446	5,005
Red Hat, Inc. ‡ ^	240,209	6,952
Rovi Corp. ‡ ^	112,118	4,250
Salesforce.com, Inc. ‡ ^	152,716	13,105
Solera Holdings, Inc. ^	253,344	9,171
Trading Companies & Distributors - 1.6%
Fastenal Co. ^	144,152	7,235
Wireless Telecommunication Services - 0.9%
Millicom International Cellular SA	51,432	4,170

Total Common Stocks (cost $421,558)		414,654

SECURITIES LENDING COLLATERAL - 20.2%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.25% ▲	88,767,535	88,768
Total Securities Lending Collateral (cost $88,768)

	Principal	Value

REPURCHASE AGREEMENT - 3.4%
State Street Bank & Trust Co.
0.00% ▲, dated 06/30/2010, to be repurchased at $15,011 on 07/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $15,314.	$15,011	15,011
Total Repurchase Agreement (cost $15,011)

Total Investment Securities (cost $527,721) #		520,802
Other Assets and Liabilities — Net		(80,952)

Net Assets		$439,850

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Morgan Stanley Mid-Cap Growth VP
(formerly, Transamerica Van Kampen Mid-Cap Growth VP)
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 06/30/2010.

§	Illiquid. These securities aggregated $7,451, or 1.69%, of the fund’s net assets.

Δ	Restricted Security. At 06/30/2010, the fund owned the following securities (representing 1.69% of net assets) which were restricted as to public resale:

Description	Date of Acquisition	Shares	Per Share	Cost	Value	Price*
Ironwood Pharmaceuticals, Inc., 8.00%	09/11/2008	198,702	$12.00	$2,384	$2,369	$11.92
Better Place	01/25/2010	860,386	3.00	2,581	2,581	3.00
Ironwood Pharmaceuticals, Inc. — Class IPO	02/02/2010	209,818	11.25	2,360	2,501	11.92

*	Price not in thousands.

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $86,637.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $2,581, or 0.59% of the fund’s net assets.

#	Aggregate cost for federal income tax purposes is $527,721. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $54,459 and $61,378, respectively. Net unrealized depreciation for tax purposes is $6,919.
DEFINITIONS:

ADR	American Depositary Receipt
IPO	Initial Public Offering
MSCI	Morgan Stanley Capital International
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$88,105	$20,587	$2,581	$111,273
Equities — Consumer Staples	16,291	—	—	16,291
Equities — Energy	23,679	—	—	23,679
Equities — Financials	42,723	—	—	42,723
Equities — Health Care	41,442	4,870	—	46,312
Equities — Industrials	59,388	13,509	—	72,897
Equities — Information Technology	70,147	6,293	—	76,440
Equities — Materials	23,238	—	—	23,238
Equities — Telecommunication Services	4,170	—	—	4,170
Cash & Cash Equivalent — Repurchase Agreement	—	15,011	—	15,011
Cash & Cash Equivalent — Securities Lending Collateral	88,768	—	—	88,768
Total	$457,951	$60,270	$2,581	$520,802
Level 3 Rollforward — Investment Securities

	Beginning					Net Transfers	Ending
	Balance at		Accrued	Total Realized	Change in Unrealized	(Out) of Level	Balance at
Securities	12/31/2009	Net Purchases	Discounts/(Premiums)	Gain/(Loss)	(Depreciation)	3	06/30/2010
Equities — Health Care	$4,371	$—	$—	$—	$(2,002)	$(2,369)	$—
Equities — Consumer Discretionary	—	2,581	—	—	—	—	2,581
Total	$4,371	$2,581	$—	$—	$(2,002)	$(2,369)	$2,581

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Morgan Stanley Mid-Cap Growth VP
(formerly, Transamerica Van Kampen Mid-Cap Growth VP)
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $512,710) (including securities loaned of $86,637)	$505,791
Repurchase agreement, at value (cost: $15,011)	15,011
Foreign currency (cost: $45)	44
Receivables:
Investment securities sold	11,439
Shares sold	105
Securities lending income (net)	37
Dividends	155

532,582

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	3,205
Shares redeemed	283
Management and advisory fees	337
Distribution and service fees	3
Trustees fees	2
Transfer agent fees	1
Administration fees	8
Printing and shareholder reports fees	95
Audit and tax fees	9
Other	21
Collateral for securities on loan	88,768

92,732

Net assets	$439,850

Net assets consist of:
Capital stock ($.01 par value)	$198
Additional paid-in capital	741,027
Undistributed net investment income	654
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	(295,107)
Net unrealized appreciation (depreciation) on:
Investment securities	(6,919)
Translation of assets and liabilities denominated in foreign currencies	(3)

Net assets	$439,850

Net assets by class:
Initial Class	$426,010
Service Class	13,840
Shares outstanding:
Initial Class	19,210
Service Class	634
Net asset value and offering price per share:
Initial Class	$22.18
Service Class	21.85
STATEMENT OF OPERATIONS
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income (including withholding taxes on foreign dividends of $70)	$1,957
Interest income	— (a)
Securities lending income (net)	242

2,199

Expenses:
Management and advisory	1,851
Printing and shareholder reports	101
Custody	49
Administration	46
Legal	11
Audit and tax	8
Trustees	9
Transfer agent	3
Registration	— (a)
Distribution and service:
Service Class	16
Other	3

Total expenses	2,097

Net investment income	102

Net realized gain (loss) on transactions from:
Investment securities	24,368
Foreign currency transactions	(15)

24,353

Net decrease in unrealized appreciation (depreciation) on:
Investment securities	(16,750)
Translation of assets and liabilities denominated in foreign currencies	(3)

Change in unrealized appreciation (depreciation)	(16,753)

Net realized and unrealized gain	7,600

Net increase in net assets resulting from operations	$7,702

(a)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Morgan Stanley Mid-Cap Growth VP
(formerly, Transamerica Van Kampen Mid-Cap Growth VP)
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2010 (unaudited)	December 31, 2009
From operations:
Net investment income	$102	$563
Net realized gain (loss) from investment securities and foreign currency transactions	24,353	(9,977)
Change in net unrealized appreciation (depreciation) on investment securities and foreign currency translation	(16,753)	181,182

Net increase in net assets resulting from operations	7,702	171,768

Capital share transactions:
Proceeds from shares sold:
Initial Class	17,041	22,456
Service Class	6,599	6,447

	23,640	28,903

Cost of shares redeemed:
Initial Class	(36,261)	(47,870)
Service Class	(3,473)	(3,141)

	(39,734)	(51,011)

Net decrease in net assets from capital shares transactions	(16,094)	(22,108)

Net increase (decrease) in net assets	(8,392)	149,660

Net assets:
Beginning of period/year	448,242	298,582

End of period/year	$439,850	$448,242

Undistributed net investment income	$654	$552

Share activity:
Shares issued:
Initial Class	745	1,256
Service Class	291	346

	1,036	1,602

Shares redeemed:
Initial Class	(1,588)	(2,853)
Service Class	(156)	(172)

	(1,744)	(3,025)

Net increase (decrease) in shares outstanding:
Initial Class	(843)	(1,597)
Service Class	135	174

	(708)	(1,423)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Morgan Stanley Mid-Cap Growth VP
(formerly, Transamerica Van Kampen Mid-Cap Growth VP)
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2010)
For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$21.82		$13.59	$25.83	$21.08	$19.18	$17.85
Investment operations
Net investment income (loss)(a)	0.01		0.03	— (b)	0.11	0.05	(0.02)
Net realized and unrealized gain (loss)	0.35		8.20	(11.80)	4.64	1.85	1.37

Total operations	0.36		8.23	(11.80)	4.75	1.90	1.35

Distributions
From net investment income	—		—	(0.44)	—	—	(0.02)

Total distributions	—		—	(0.44)	—	—	(0.02)

Net asset value
End of period/year	$22.18		$21.82	$13.59	$25.83	$21.08	$19.18

Total return(c)	1.65	%(d)	60.56%	(46.29%)	22.53%	9.91%	7.55%
Net assets end of period/year (000’s)	$426,010		$437,513	$294,219	$648,069	$593,375	$642,496
Ratio and supplemental data
Expenses to average net assets	0.90	%(e)	0.93%	0.87%	0.89%	0.89%	0.92%
Net investment income (loss), to average net assets	0.05	%(e)	0.16%	0.03%	0.47%	0.24%	(0.13%)
Portfolio turnover rate	18	%(d)	35%	39%	76%	65%	177%
For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006		2005
Net asset value
Beginning of period/year	$21.52		$13.44	$25.56	$20.91	$19.07		$17.78
Investment operations
Net investment income (loss)(a)	(0.02)		(0.01)	(0.05)	0.05	—	(b)	(0.07)
Net realized and unrealized gain (loss)	0.35		8.09	(11.68)	4.60	1.84		1.36

Total operations	0.33		8.08	(11.73)	4.65	1.84		1.29

Distributions
From net investment income	—		—	(0.39)	—	—		—

Total distributions	—		—	(0.39)	—	—		—

Net asset value
End of period/year	$21.85		$21.52	$13.44	$25.56	$20.91		$19.07

Total return(c)	1.53	%(d)	60.12%	(46.44%)	22.24%	9.59%		7.31%
Net assets end of period/year (000’s)	$13,840		$10,729	$4,363	$12,057	$6,634		$4,758
Ratio and supplemental data
Expenses to average net assets	1.15	%(e)	1.18%	1.12%	1.14%	1.14%		1.17%
Net investment income (loss), to average net assets	(0.16	%)(e)	(0.06%)	(0.22%)	0.21%	—	%(f)	(0.40%)
Portfolio turnover rate	18	%(d)	35%	39%	76%	65%		177%

(a)	Calculated based on average number of shares outstanding.

(b)	Rounds to less than ($0.01) or $0.01.

(c)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	Not annualized.

(e)	Annualized.

(f)	Rounds to less than 0.01%.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Morgan Stanley Mid-Cap Growth VP
(formerly, Transamerica Van Kampen Mid-Cap Growth VP)
NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Effective May 1, 2010, Transamerica Van Kampen Mid-Cap Growth VP changed its name to Transamerica Morgan Stanley Mid-Cap Growth VP. Transamerica Morgan Stanley Mid-Cap Growth VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and pursuant to the terms of the repurchase agreement, must be collaterized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities are translated at the exchange rates in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Restricted and illiquid securities: Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.
The restricted and illiquid securities at June 30, 2010 are listed in the Schedule of Investments.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund attempts to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2010 are shown in the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Morgan Stanley Mid-Cap Growth VP
(formerly, Transamerica Van Kampen Mid-Cap Growth VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
Commissions recaptured during the period ended June 30, 2010 of $7, are included in net realized gain (loss) in the Statement of Operations.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at the amount of distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Morgan Stanley Mid-Cap Growth VP
(formerly, Transamerica Van Kampen Mid-Cap Growth VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.
Foreign securities in which their primary trading market closes at the same time or after the NYSE are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (“ADR”), financial futures, Exchange Traded Funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Board of Trustees.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2010, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, are disclosed at the end of the Fund’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, and ML Life Insurance Company of New York.
TAM is the Fund’s investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI.
The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2010:

	Market Value	% of Net Assets
Transamerica BlackRock Tactical Allocation VP	$6,067	1.38%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Morgan Stanley Mid-Cap Growth VP
(formerly, Transamerica Van Kampen Mid-Cap Growth VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $1 billion	0.80%
Over $1 billion	0.775%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
1.00% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2010, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture at June 30, 2010.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2011. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2010 were as follows:

Purchases of securities:
Long-term	$79,992
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	116,172
U.S. Government	—

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Morgan Stanley Mid-Cap Growth VP
(Formerly, Transamerica Van Kampen Mid-Cap Growth VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax positions taken for all open tax years (2007 — 2009), or expected to be taken in the Fund’s 2010 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Morgan Stanley Mid-Cap Growth VP
(Formerly, Transamerica Van Kampen Mid-Cap Growth VP)
APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT (unaudited)
     At a meeting of the Board of Trustees (the “Board” or “Board Members”) of Transamerica Series Trust held on January 12, 2010, the Board considered a proposal from Transamerica Asset Management, Inc. (“TAM”) to approve a new investment sub-advisory agreement with Morgan Stanley Investment Management, Inc. (“MSIM”) on behalf of Transamerica Van Kampen Mid-Cap Growth VP, as a result of the purchase of Van Kampen Asset Management (“Van Kampen”) from MSIM by Invesco Advisers, Inc. (the “Transaction”).
     It was noted that the Transaction would constitute an “assignment” (within the meaning of the Investment Company Act of 1940) which would result in the termination of the sub-advisory agreement with Van Kampen, and would also result in a Fund name change to Transamerica Morgan Stanley Mid-Cap Growth VP (the “Fund”). TAM reported that upon the consummation of the Transaction, management of the Fund would be transferred to MSIM. The Board Members noted that the day-to-day management of the Fund and fees were not expected to change as a result of the Transaction.
     Discussed below are some of the material factors considered by the Board in approving the new MSIM sub-advisory agreement (the “New Sub-Advisory Agreement”). No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the New Sub-Advisory Agreement.
     In evaluating the nature, quality and extent of the services to be provided by MSIM (the “Sub-Adviser”) under the New Sub-Advisory Agreement, the Board Members considered, among other things, information and assurances provided by TAM and the Sub-Adviser as to their operations, facilities, organization and personnel, and the anticipated ability of the Sub-Adviser to perform its duties under the New Sub-Advisory Agreement. The Board Members considered assurances received from the Sub-Adviser that its appointment as such is not expected to result in any diminution in the nature, quality and extent of services provided to the Fund and its shareholders, including compliance services. Furthermore, as part of their deliberations, the Board took into account the nature and quality of the anticipated services to be provided by the Sub-Adviser, and discussed information regarding its fees, noting no fee changes under the proposed new sub-advisory agreement. The Board also considered assurances received from the Sub-Adviser as to the consistency of the portfolio management team that would be primarily responsible for the day-to-day management of the Fund. The Boards noted that TAM, and not the Fund, will pay the sub-advisory fee to the Sub-Adviser and that the Board would consider the Fund’s investment advisory arrangement during its upcoming annual contract renewal meeting in June 2010.
     After consideration of the factors described above as well as other factors, the Board, including all of the independent members of the Board, concluded that the execution of the New Sub-Advisory Agreement and the compensation to be received by MSIM is consistent with TAM’s fiduciary duty under applicable law and voted to approve the New Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Morgan Stanley Mid-Cap Growth VP
(Formerly, Transamerica Van Kampen Mid-Cap Growth VP)
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Morgan Stanley Mid-Cap Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Morgan Stanley Investment Management Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including composite information about performance provided by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Portfolio’s performance was above the median for its peer universe for the past 1-, 3-, and 5- year periods and below the median for the past 10-year period. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the total expenses of the Portfolio were above the median for its peer group and below the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Morgan Stanley Mid-Cap Growth VP
(Formerly, Transamerica Van Kampen Mid-Cap Growth VP)
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (unaudited)
(continued)
benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Multi Managed Large Cap Core VP
(formerly, Transamerica Van Kampen Large Cap Core VP)
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (a)	Value	During Period (a)	Expense Ratio

Transamerica Multi Managed Large Cap Core VP
Initial Class	$1,000.00	$936.70	$4.03	$1,020.63	$4.21	0.84%
Service Class	1,000.00	935.60	5.23	1,019.39	5.46	1.09

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.

SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Common Stocks	99.1%
Repurchase Agreement	0.7
Securities Lending Collateral	0.5
Other Assets and Liabilities — Net	(0.3)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Multi Managed Large Cap Core VP
(formerly, Transamerica Van Kampen Large Cap Core VP)
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 99.1%
Aerospace & Defense - 0.5%
Honeywell International, Inc.	22,438	$876
Air Freight & Logistics - 1.5%
CH Robinson Worldwide, Inc.	18,094	1,007
Expeditors International of Washington, Inc.	50,766	1,752
Automobiles - 0.3%
Better Place Ә ‡ § Δ	197,900	594
Beverages - 0.8%
Coca-Cola Co.	21,851	1,096
PepsiCo, Inc.	5,012	305
Capital Markets - 2.1%
Bank of New York Mellon Corp.	68,414	1,689
Charles Schwab Corp.	73,567	1,043
Goldman Sachs Group, Inc.	6,467	849
State Street Corp.	10,406	352
Chemicals - 1.4%
E.I. du Pont de Nemours & Co.	16,117	557
Monsanto Co.	48,147	2,226
Commercial Banks - 1.6%
PNC Financial Services Group, Inc.	21,840	1,235
U.S. Bancorp	28,023	626
Wells Fargo & Co.	39,783	1,018
Communications Equipment - 1.8%
Cisco Systems, Inc. ‡	99,202	2,114
Research In Motion, Ltd. ‡	25,666	1,264
Computers & Peripherals - 6.4%
Apple, Inc. ‡	30,858	7,762
Dell, Inc. ‡	51,492	621
Hewlett-Packard Co.	22,993	995
Teradata Corp. ‡	79,802	2,432
Construction Materials - 0.9%
Cemex SAB de CV ADR ‡	70,401	681
Martin Marietta Materials, Inc.	10,578	897
Consumer Finance - 1.1%
American Express Co.	49,320	1,958
Distributors - 1.5%
Li & Fung, Ltd.	606,000	2,719
Diversified Financial Services - 5.6%
Bank of America Corp.	145,741	2,094
BM&FBOVESPA SA	281,870	1,811
Citigroup, Inc. ‡	245,930	925
CME Group, Inc. — Class A	5,121	1,442
JPMorgan Chase & Co.	67,705	2,479
Leucadia National Corp. ‡	81,975	1,599
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	80,050	1,936
Verizon Communications, Inc.	61,924	1,735
Electric Utilities - 0.2%
American Electric Power Co., Inc.	13,637	441
Electrical Equipment - 0.7%
Emerson Electric Co.	16,570	724
First Solar, Inc. ‡	4,749	541
Energy Equipment & Services - 0.9%
Halliburton Co.	54,379	1,335
Noble Corp. ‡	11,001	340
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	34,783	1,020
Wal-Mart Stores, Inc.	48,738	2,343
Food Products - 3.1%
Kraft Foods, Inc. — Class A	79,768	2,234
Mead Johnson Nutrition Co. — Class A	50,688	2,539
Unilever NV	37,457	1,023
Health Care Equipment & Supplies - 1.8%
Alcon, Inc.	10,194	1,511
Boston Scientific Corp. ‡	53,793	312
Gen-Probe, Inc. ‡	8,808	400
Intuitive Surgical, Inc. ‡	3,622	1,143
Health Care Providers & Services - 1.7%
Cardinal Health, Inc.	36,051	1,212
UnitedHealth Group, Inc.	46,816	1,329
WellPoint, Inc. ‡	11,856	580
Hotels, Restaurants & Leisure - 4.2%
Accor SA ‡^	23,026	1,066
Las Vegas Sands Corp. ‡	107,620	2,383
Starbucks Corp.	64,593	1,570
Wynn Resorts, Ltd.	36,024	2,747
Household Products - 0.2%
Procter & Gamble Co.	7,263	436
Industrial Conglomerates - 1.7%
General Electric Co.	124,337	1,792
Textron, Inc.	5,559	94
Tyco International, Ltd.	37,233	1,312
Insurance - 7.4%
Aflac, Inc.	9,997	427
Berkshire Hathaway, Inc. — Class A ‡	7	840
Berkshire Hathaway, Inc. — Class B ‡	43,397	3,458
Chubb Corp.	85,427	4,271
Loews Corp.	37,488	1,249
MetLife, Inc.	33,020	1,247
Travelers Cos., Inc.	45,757	2,254
Internet & Catalog Retail - 3.4%
Amazon.com, Inc. ‡	57,904	6,327
Internet Software & Services - 9.3%
Baidu, Inc. ADR ‡	40,770	2,776
eBay, Inc. ‡	211,767	4,153
Google, Inc. — Class A ‡	13,646	6,073
Tencent Holdings, Ltd.	166,500	2,758
Yahoo!, Inc. ‡	90,756	1,255
IT Services - 3.2%
Accenture PLC — Class A	13,443	520
Redecard SA	125,068	1,767
Visa, Inc. — Class A	47,617	3,369
Western Union Co.	19,128	285
Life Sciences Tools & Services - 1.3%
Illumina, Inc. ‡	53,708	2,338
Machinery - 0.5%
Ingersoll-Rand PLC	25,186	869
Media - 6.3%
Comcast Corp. — Class A	242,797	4,216
DIRECTV — Class A ‡	24,473	830
News Corp. — Class B	78,482	1,087
Time Warner Cable, Inc.	18,853	982
Time Warner, Inc.	48,271	1,396
Viacom, Inc. — Class B	94,823	2,974
Metals & Mining - 0.4%
Alcoa, Inc.	64,422	648
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Multi Managed Large Cap Core VP
(formerly, Transamerica Van Kampen Large Cap Core VP)
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Multiline Retail - 1.0%
JC Penney Co., Inc.	21,362	$459
Macy’s, Inc.	15,660	280
Sears Holdings Corp. ‡	8,422	544
Target Corp.	11,378	560
Multi-Utilities - 0.2%
Sempra Energy	6,569	307
Oil, Gas & Consumable Fuels - 5.6%
Anadarko Petroleum Corp.	7,719	279
BP PLC ADR	13,033	376
Chevron Corp.	25,181	1,709
ConocoPhillips	28,513	1,400
Range Resources Corp.	26,687	1,071
Royal Dutch Shell PLC — Class A ADR	26,221	1,317
Total SA ADR	10,975	490
Ultra Petroleum Corp. ‡	83,158	3,679
Paper & Forest Products - 1.4%
International Paper Co.	111,937	2,533
Personal Products - 0.3%
Avon Products, Inc.	18,311	485
Pharmaceuticals - 5.2%
Abbott Laboratories	24,344	1,139
Allergan, Inc.	19,496	1,136
Bristol-Myers Squibb Co.	85,806	2,140
Eli Lilly & Co.	10,777	361
GlaxoSmithKline PLC ADR	12,745	433
Merck & Co., Inc.	51,642	1,806
Pfizer, Inc.	154,696	2,207
Roche Holding AG ADR	13,367	458
Professional Services - 0.9%
Corporate Executive Board Co.	14,502	381
SGS SA ‡	973	1,313
Real Estate Management & Development - 1.9%
Brookfield Asset Management, Inc. — Class A	156,749	3,546
Semiconductors & Semiconductor Equipment - 0.9%
Intel Corp.	66,039	1,285
KLA-Tencor Corp.	14,182	395
Software - 2.6%
Adobe Systems, Inc. ‡	36,791	972
Microsoft Corp.	12,475	287
Salesforce.com, Inc. ‡	27,817	2,388
VMware, Inc. — Class A ‡	18,476	1,156
Specialty Retail - 1.0%
Home Depot, Inc.	33,706	946
Lowe’s Cos., Inc.	47,717	975
Tobacco - 1.3%
Altria Group, Inc.	50,922	1,020
Philip Morris International, Inc.	31,131	1,428
Wireless Telecommunication Services - 1.2%
America Movil SAB de CV — Series L ADR	30,161	1,433
Vodafone Group PLC ADR	39,005	806

Total Common Stocks (cost $170,879)		182,985

SECURITIES LENDING COLLATERAL - 0.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.25% ▲	906,264	906
Total Securities Lending Collateral (cost $906)

	Principal	Value

REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co.
0.00% ▲, dated 06/30/2010, to be repurchased at $1,292 on 07/01/2010. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/15/2017, and with a total value of $1,321.	$1,292	1,292
Total Repurchase Agreement (cost $1,292)

Total Investment Securities (cost $173,077) #		185,183
Other Assets and Liabilities — Net		(476)

Net Assets		$184,707

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Multi Managed Large Cap Core VP
(formerly, Transamerica Van Kampen Large Cap Core VP)
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

Ә	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value $594, or 0.32% of the fund’s net assets.

§	Illiquid. This security had a market value of $594, or 0.32% of the fund’s net assets.

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $863.

▲	Rate shown reflects the yield at 06/30/2010.

Δ	Restricted Security. At 06/30/2010, the fund owned the following security (representing 0.32% of net assets) which was restricted as to public resale:

Description	Date of Acquisition	Shares	Per Share*	Cost	Value	Price*

Better Place	01/25/2010	197,900	$3.00	$594	$594	$3.00

*	Price not in thousands.

#	Aggregate cost for federal income tax purposes is $173,077. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $25,411 and $13,305, respectively. Net unrealized appreciation for tax purposes is $12,106.
DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total

Equities — Consumer Discretionary	$28,277	$3,785	$594	$32,656
Equities — Consumer Staples	13,929	—	—	13,929
Equities — Energy	11,996	—	—	11,996
Equities — Financials	36,412	—	—	36,412
Equities — Health Care	18,505	—	—	18,505
Equities — Industrials	9,348	1,313	—	10,661
Equities — Information Technology	41,868	2,758	—	44,626
Equities — Materials	7,542	—	—	7,542
Equities — Telecommunication Services	5,910	—	—	5,910
Equities — Utilities	748	—	—	748
Cash & Cash Equivalent — Repurchase Agreement	—	1,292	—	1,292
Cash & Cash Equivalent — Securities Lending Collateral	906	—	—	906
Total	$175,441	$9,148	$594	$185,183
Level 3 Rollforward — Investment Securities

					Change in Unrealized
	Beginning Balance		Accrued	Total Realized	Appreciation/	Net Transfers	Ending Balance
Securities	at 12/31/2009	Net Purchases	Discounts/(Premiums)	Gain/(Loss)	(Depreciation)	In/(Out) of Level 3	at 06/30/2010

Equities — Consumer Discretionary	$—	$594	$—	$—	$—	$—	$594
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Multi Managed Large Cap Core VP
(formerly, Transamerica Van Kampen Large Cap Core VP)
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $171,785) (including securities loaned of $863)	$183,891
Repurchase agreement, at value (cost: $1,292)	1,292
Receivables:
Investment securities sold	1,071
Shares sold	7
Securities lending income (net)	2
Dividends	291
Dividend reclaims	14

186,568

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	697
Shares redeemed	73
Management and advisory fees	150
Distribution and service fees	3
Administration fees	4
Printing and shareholder reports fees	15
Audit and tax fees	6
Other	7
Collateral for securities on loan	906

1,861

Net assets	$184,707

Net assets consist of:
Capital stock ($.01 par value)	$150
Additional paid-in capital	240,057
Undistributed net investment income	2,173
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	(69,779)
Net unrealized appreciation (depreciation) on:
Investment securities	12,106

Net assets	$184,707

Net assets by class:
Initial Class	$173,037
Service Class	11,670
Shares outstanding:
Initial Class	14,080
Service Class	934
Net asset value and offering price per share:
Initial Class	$12.29
Service Class	12.50
STATEMENT OF OPERATIONS
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income (including withholding taxes on foreign dividends of $35)	$1,676
Interest income	— (a)
Securities lending income (net)	23

1,699

Expenses:
Management and advisory	778
Printing and shareholder reports	15
Custody	22
Administration	21
Legal	5
Audit and tax	8
Trustees	4
Transfer agent	1
Distribution and service:
Service Class	16
Other	1

Total expenses	871

Recaptured expense	16

Net expenses	887

Net investment income	812

Net realized gain (loss) on transactions from:
Investment securities	1,396
Foreign currency transactions	(7)

1,389

Net decrease in unrealized appreciation (depreciation) on:
Investment securities	(14,511)

Net realized and unrealized loss	(13,122)

Net decrease in net assets resulting from operations	$(12,310)

(a)	Rounds to less than $1.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Multi Managed Large Cap Core VP
(formerly, Transamerica Van Kampen Large Cap Core VP)
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2010	December 31,
	(unaudited)	2009
From operations:
Net investment income	$812	$1,365
Net realized gain (loss) from investment securities and foreign currency transactions	1,389	(12,461)
Change in net unrealized appreciation (depreciation) on investment securities	(14,511)	71,527

Net increase (decrease) in net assets resulting from operations	(12,310)	60,431

Distributions to shareholders:
From net investment income:
Initial Class	—	(1,379)
Service Class	—	(68)

Total distributions to shareholders	—	(1,447)

Capital share transactions:
Proceeds from shares sold:
Initial Class	3,761	7,286
Service Class	2,136	3,053

	5,897	10,339

Proceeds from fund acquisition:
Initial Class	—	87,536
Service Class	—	5,878

	—	93,414

Dividends and distributions reinvested:
Initial Class	—	1,379
Service Class	—	68

	—	1,447

Cost of shares redeemed:
Initial Class	(19,283)	(25,437)
Service Class	(2,046)	(1,250)

	(21,329)	(26,687)

Net increase (decrease) in net assets from capital shares transactions	(15,432)	78,513

Net increase (decrease) in net assets	(27,742)	137,497

Net assets:
Beginning of period/year	212,449	74,952

End of period/year	$184,707	$212,449

Undistributed net investment income	$2,173	$1,361

Share activity:
Shares issued:
Initial Class	279	628
Service Class	156	259

	435	887

Shares issued on fund acquisition:
Initial Class	—	8,789
Service Class	—	579

	—	9,368

Shares issued-reinvested from distributions:
Initial Class	—	117
Service Class	—	6

	—	123

Shares redeemed:
Initial Class	(1,443)	(2,330)
Service Class	(154)	(112)

	(1,597)	(2,442)

Net increase (decrease) in shares outstanding:
Initial Class	(1,164)	7,204
Service Class	2	732

	(1,162)	7,936

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Multi Managed Large Cap Core VP
(formerly, Transamerica Van Kampen Large Cap Core VP)
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2010)
For a share outstanding throughout each period

					Initial Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$13.12		$9.09	$19.04	$18.73	$18.23	$16.90
Investment operations
Net investment income(a)	0.05		0.10	0.18	0.19	0.15	0.14
Net realized and unrealized gain (loss)	(0.88)		4.02	(7.25)	1.50	1.59	1.43

Total operations	(0.83)		4.12	(7.07)	1.69	1.74	1.57

Distributions
From net investment income	—		(0.09)	(0.23)	(0.19)	(0.18)	(0.24)
From net realized gains	—		—	(2.65)	(1.19)	(1.06)	—

Total distributions	—		(0.09)	(2.88)	(1.38)	(1.24)	(0.24)

Net asset value
End of period/year	$12.29		$13.12	$9.09	$19.04	$18.73	$18.23

Total return(b)	(6.33	%)(c)	45.41%	(42.08%)	9.25%	(10.33%)	9.41%
Net assets end of period/year (000’s)	$173,037		$199,996	$73,100	$153,192	$180,443	$208,119
Ratio and supplemental data
Expenses to average net assets
After reimbursement/recapture	0.84	%(d)	0.84%	0.83%	0.82%	0.82%	0.82%
Before reimbursement/recapture	0.82	%(d)	0.85%	0.83%	0.82%	0.82%	0.82%
Net investment income, to average net assets	0.80	%(d)	0.91%	1.20%	0.97%	0.81%	0.84%
Portfolio turnover rate	54	%(c)	73%	37%	37%	40%	50%
For a share outstanding throughout each period

					Service Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$13.36		$9.27	$19.36	$19.04	$18.52	$17.19
Investment operations
Net investment income(a)	0.04		0.07	0.14	0.15	0.10	0.10
Net realized and unrealized gain (loss)	(0.90)		4.10	(7.38)	1.51	1.63	1.45

Total operations	(0.86)		4.17	(7.24)	1.66	1.73	1.55

Distributions
From net investment income	—		(0.08)	(0.20)	(0.15)	(0.15)	(0.22)
From net realized gains	—		—	(2.65)	(1.19)	(1.06)	—

Total distributions	—		(0.08)	(2.85)	(1.34)	(1.21)	(0.22)

Net asset value
End of period/year	$12.50		$13.36	$9.27	$19.36	$19.04	$18.52

Total return(b)	(6.44	%)(c)	45.09%	(42.20%)	8.94%	10.06%	9.12%
Net assets end of period/year (000’s)	$11,670		$12,453	$1,852	$1,878	$1,428	$1,076
Ratio and supplemental data
Expenses to average net assets
After reimbursement/recapture	1.09	%(d)	1.09%	1.08%	1.06%	1.07%	1.07%
Before reimbursement/recapture	1.07	%(d)	1.10%	1.08%	1.06%	1.07%	1.07%
Net investment income, to average net assets	0.56	%(d)	0.65%	0.98%	0.74%	0.55%	0.59%
Portfolio turnover rate	54	%(c)	73%	37%	37%	40%	50%

(a)	Calculated based on average number of shares outstanding.

(b)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(c)	Not annualized.

(d)	Annualized.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Multi Managed Large Cap Core VP
(formerly, Transamerica Van Kampen Large Cap Core VP)
NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. On June 1, 2010, Transamerica Van Kampen Large Cap Core VP added Invesco Advisers, Inc. as a sub-adviser in addition to its current sub-adviser Morgan Stanley Investment Management, Inc. and also changed its name to Transamerica Multi Managed Large Cap Core VP effective May 1, 2010. Transamerica Multi Managed Large Cap Core VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and pursuant to the terms of the repurchase agreement, must be collaterized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities are translated at the exchange rates in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Restricted and illiquid securities: Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.
The restricted and illiquid securities at June 30, 2010 are listed in the Schedule of Investments.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2010 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Multi Managed Large Cap Core VP
(formerly, Transamerica Van Kampen Large Cap Core VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
Commissions recaptured during the period ended June 30, 2010 of $4, are included in net realized gain (loss) in the Statement of Operations.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at the amount of distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Multi Managed Large Cap Core VP
(formerly, Transamerica Van Kampen Large Cap Core VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.
Foreign securities in which their primary trading market closes at the same time or after the NYSE are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (“ADR”), financial futures, Exchange Traded Funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Board of Trustees.
The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2010, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, are disclosed at the end of the Fund’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, and ML Life Insurance Company of New York.
TAM is the Fund’s investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI.
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $250 million	0.75%
Over $250 million	0.70%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Multi Managed Large Cap Core VP
(formerly, Transamerica Van Kampen Large Cap Core VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
0.84% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2010, the amount recaptured by the adviser was $16. The following amounts were available for recapture at June 30, 2010:

	Reimbursement of	Available for Recapture
	Expenses	Through

Fiscal Year 2009:	$5	12/31/2012
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2011. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
Brokerage commissions: Brokerage commissions incurred on security transactions placed with affiliates of the adviser for the period ended June 30, 2010 were $2.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2010 were as follows:

Purchases of securities:
Long-term	$280,453
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	110,255
U.S. Government	—

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Multi Managed Large Cap Core VP
(formerly, Transamerica Van Kampen Large Cap Core VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax positions taken for all open tax years (2007 — 2009), or expected to be taken in the Fund’s 2010 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Multi-Managed Large Cap Core VP
(Formerly, Transamerica Van Kampen Large Cap Core VP)
Approval of New Investment Sub-Advisory Agreements (unaudited)
     At a meeting of the Board of Trustees (the “Board”) of Transamerica Series Trust held on January 12, 2010, the Board considered a proposal from Transamerica Asset Management, Inc. (“TAM”) to approve new investment sub-advisory agreements with each of Invesco Advisers, Inc. (“Invesco”) and Morgan Stanley Investment Management, Inc. (“MSIM”) on behalf of Transamerica Van Kampen Large Cap Core VP, as a result of Invesco’s purchase of Van Kampen Asset Management (“Van Kampen”) from MSIM (the “Transaction”).
     It was noted by the Board that MSIM was currently a sub-adviser to Transamerica Van Kampen Large Cap Core VP (the “Fund”) along with Van Kampen, and the Transaction would result in replacing Van Kampen with Invesco as a sub-adviser to the Fund, and would also result in a Fund name change to Transamerica Multi Managed Large Cap Core VP. TAM reported that after the Transaction, the growth sleeve of the Fund would continue to be managed by MSIM, and the value sleeve of the Fund would be managed by Invesco. TAM also reported that the management fees were not expected to change as a result of this Transaction.
     Discussed below are some of the material factors considered by the Board in approving the new investment sub-advisory agreements with Invesco and MSIM on behalf of the Fund (each a “New Sub-Advisory Agreement”). No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the New Sub-Advisory Agreements. In evaluating the nature, quality and extent of the services to be provided by Invesco and MSIM (the “Sub-Advisers”) under their respective New Sub-Advisory Agreements, the Board considered, among other things, information and assurances provided by TAM and the Sub-Advisers as to their operations, facilities, organization and personnel, and the anticipated ability of the Sub-Advisers to perform their duties under their respective New Sub-Advisory Agreement. The Board considered assurances received from the Sub-Advisers that their appointment as sub-adviser was not expected to result in any diminution in the nature, quality and extent of services provided to the Fund and its shareholders, including compliance services. Furthermore, as part of their deliberations, the Board took into account the nature and quality of the anticipated services to be provided by the Sub-Advisers, and discussed information regarding their fees, noting no fee changes under the proposed New Sub-Advisory Agreements. The Board also considered assurances received from the Sub-Advisers as to the consistency of the portfolio management team that would be primarily responsible for the day-to-day management of the Fund. The Board noted that TAM, and not the Fund, will pay the sub-advisory fee to the Sub-Advisers and that the Board would consider the Fund’s investment advisory arrangements during their upcoming annual contract renewal meeting in June, 2010.
After consideration of the factors described above as well as other factors, the Board, including all of the independent members of the Board, concluded that the execution of the New Sub-Advisory Agreements and the compensation to be received by the Sub-Advisers is consistent with TAM’s fiduciary duty under applicable law and voted to approve the New Sub-Advisory Agreements.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Multi-Managed Large Cap Core VP
(Formerly, Transamerica Van Kampen Large Cap Core VP)
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Multi Managed Large Cap Core VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Morgan Stanley Investment Management Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Portfolio’s performance was above the median for its peer universe for the past 1-, 5-, and 10-year periods and in line with the median for the past 3-year period. The Board also noted that Invesco Advisers, Inc. (“Invesco”) was appointed as a sub-adviser to a portion of the Portfolio in January 2010. The Sub-Adviser manages the growth portion of the Portfolio, while Invesco manages the value portion of the Portfolio. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the total expenses of the Portfolio were above the median for its peer group and below the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Multi-Managed Large Cap Core VP
(Formerly, Transamerica Van Kampen Large Cap Core VP)
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (unaudited)
(continued)
In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM offers breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica PIMCO Total Return VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
	Beginning		Expenses Paid		Expenses Paid	Annualized
Fund Name	Account Value	Ending Account Value	During Period (a)	Ending Account Value	During Period (a)	Expense Ratio
Transamerica PIMCO Total Return VP
Initial Class	$1,000.00	$1,059.60	$3.52	$1,021.37	$3.46	0.69%
Service Class	1,000.00	1,058.80	4.80	1,020.13	4.71	0.94

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following chart summarizes the Schedule of Investments of the Fund by asset type)
(unaudited)

Asset Type	% of Net Assets

U.S. Government Obligations	41.0%
Corporate Debt Securities	16.9
U.S. Government Agency Obligations	10.6
Short-Term U.S. Government Obligations	6.9
Repurchase Agreements	6.3
Mortgage-Backed Securities	5.2
Municipal Government Obligations	4.4
Foreign Government Obligations	4.4
Preferred Corporate Debt Securities	1.6
Securities Lending Collateral	1.5
Asset-Backed Securities	1.4
Loan Assignments	0.5
Convertible Bond	0.4
Convertible Preferred Stocks	0.1
Preferred Stocks	0.1
Other Assets and Liabilities — Net (a)	(1.3)

Total	100.0%

(a)	The Other Assets and Liabilities — Net category may include, but is not limited to, Forward Currency contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, and Securities Sold Short.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)

		Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 41.0%
U.S. Treasury Bond
4.25%, 05/15/2039		$4,300	$4,547
4.38%, 02/15/2038 - 05/15/2040		49,900	53,965
4.50%, 02/15/2036 - 08/15/2039		20,100	22,158
4.63%, 02/15/2040		11,700	13,152
5.25%, 02/15/2029		1,500	1,805
5.50%, 08/15/2028		2,900	3,585
6.13%, 11/15/2027		32,000	42,120
6.25%, 08/15/2023		9,800	12,703
7.25%, 08/15/2022		1,700	2,369
7.50%, 11/15/2024		3,900	5,657
7.63%, 11/15/2022 - 02/15/2025		13,300	19,164
7.88%, 02/15/2021		104,100	149,010
8.00%, 11/15/2021		50,900	74,028
8.13%, 08/15/2019 - 05/15/2021		45,100	65,373
8.50%, 02/15/2020		20,400	29,924
8.75%, 05/15/2020 - 08/15/2020		16,600	24,841
U.S. Treasury Inflation Indexed Note
1.38%, 01/15/2020		23,287	23,845
U.S. Treasury Note
2.50%, 04/30/2015 - 06/30/2017		40,700	41,483
2.75%, 05/31/2017 - 02/15/2019		84,300	84,510
3.13%, 04/30/2017 - 05/15/2019		46,600	47,596
3.25%, 12/31/2016		17,100	18,024
3.50%, 05/15/2020		33,400	34,955
3.63%, 08/15/2019		98,300	103,946
3.75%, 11/15/2018		8,100	8,728
3.88%, 05/15/2018		57,000	62,299

Total U.S. Government Obligations (cost $916,003)			949,787

U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.6%
Fannie Mae
1.62%, 06/01/2043 *		367	370
2.12%, 05/01/2035 *		1,143	1,179
2.22%, 08/01/2035 *		32	33
2.59%, 12/01/2034 *		26	27
2.64%, 07/01/2032 *		8	8
2.79%, 01/01/2028 *		80	83
4.00%, 07/01/2024 - 01/01/2040		72,415	74,849
4.26%, 10/01/2035 *		31	32
4.50%, 02/01/2013 - 03/25/2017		335	343
4.69%, 09/01/2035 *		2,834	2,944
4.80%, 08/01/2035 *		1,887	1,965
5.00%, 08/01/2020 - 01/01/2030		39,344	42,095
5.50%, 03/01/2016 - 05/01/2040		18,588	20,012
6.31%, 08/01/2036 *		518	547
6.50%, 05/01/2034 - 06/17/2038		7,692	8,410
Fannie Mae, TBA
4.50%		37,000	38,207
5.50%		12,000	12,881
Freddie Mac
0.70%, 12/15/2029 *		83	83
1.62%, 10/25/2044 *		2,270	2,304
1.82%, 07/25/2044 *		1,172	1,191
2.69%, 08/01/2023 *		86	90
4.50%, 10/01/2013 - 06/15/2017		1,277	1,304
4.76%, 09/01/2035 *		2,588	2,696
4.95%, 09/01/2035 *		206	213
5.00%, 08/15/2016 - 05/15/2026		4,878	5,024
5.50%, 03/15/2017		202	208
6.50%, 07/25/2043		131	145
Ginnie Mae
6.00%, 05/15/2036 - 07/15/2038		8,287	9,049
6.50%, 02/15/2029 - 02/15/2039		9,171	10,082
Overseas Private Investment Corp.
Zero Coupon, 12/10/2012		5,700	6,061
Zero Coupon, 04/15/2014		3,900	4,821

Total U.S. Government Agency Obligations (cost $238,274)			247,256

FOREIGN GOVERNMENT OBLIGATIONS - 4.4%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/2017	BRL	59,900	28,365
Bundesrepublik Deutschland
5.63%, 01/04/2028	EUR	2,900	4,683
Bundesschatzanweisungen
4.00%, 09/10/2010	EUR	4,900	6,030
Canadian Government Bond
1.50%, 03/01/2012	CAD	45,100	42,518
Export-Import Bank of Korea
8.13%, 01/21/2014		$13,100	14,986
Hong Kong SAR Government Bond
5.13%, 08/01/2014 - 144A		2,700	2,990
Korea Expressway Corp.
5.13%, 05/20/2015 - 144A		850	890
Republic of Brazil
10.25%, 01/10/2028 ^	BRL	2,050	1,146

Total Foreign Government Obligations (cost $101,387)			101,608

MORTGAGE-BACKED SECURITIES - 5.2%
Adjustable Rate Mortgage Trust
Series 2005-10, Class 1A21
3.28%, 01/25/2036 *		$471	320
Series 2005-4, Class 1A1
3.06%, 08/25/2035 *		373	264
Series 2005-5, Class 2A1
2.86%, 09/25/2035 *		403	293
American Home Mortgage Assets
Series 2006-4, Class 1A12
0.56%, 10/25/2046 *		5,306	2,683
Series 2006-5, Class A1
1.33%, 11/25/2046 *		1,011	464
American Home Mortgage Investment Trust
Series 2005-2, Class 4A1
5.66%, 09/25/2045 *		10	8
Banc of America Commercial Mortgage, Inc.
Series 2007-1, Class A4
5.45%, 01/15/2049		490	496
Banc of America Funding Corp.
Series 2005-D, Class A1
2.93%, 05/25/2035 *		229	225
Series 2006-J, Class 4A1
5.98%, 01/20/2047 *		274	196

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Banc of America Mortgage Securities, Inc.
Series 2004-L, Class 2A1
3.31%, 01/25/2035 *	$1,223	$1,048
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 2A1
3.63%, 08/25/2033 *	2,250	2,190
Series 2003-8, Class 2A1
3.55%, 01/25/2034 *	122	118
Series 2003-8, Class 4A1
3.53%, 01/25/2034 *	246	233
Series 2003-9, Class 2A1
3.40%, 02/25/2034 *	317	266
Series 2004-10, Class 22A1
5.00%, 01/25/2035 *	561	565
Series 2005-2, Class A2
2.93%, 03/25/2035 *	981	905
Series 2005-5, Class A1
2.53%, 08/25/2035 *	229	218
Series 2005-5, Class A2
2.56%, 08/25/2035 *	683	645
Series 2005-7, Class 22A1
4.54%, 09/25/2035 *	839	634
Series 2006-6, Class 32A1
5.51%, 11/25/2036 *	1,272	812
Series 2006-7, Class 1A2
0.57%, 12/25/2046 *	133	9
Series 2006-8, Class 3A1
0.51%, 02/25/2034 *	1,075	803
Series 2006-R1, Class 2E21
5.04%, 08/25/2036 *	987	293
Bear Stearns Structured Products, Inc.
Series 2007-R6, Class 1A1
5.49%, 01/26/2036 *	804	507
Series 2007-R6, Class 2A1
5.56%, 12/26/2046 *	561	370
Chaseflex Trust
Series 2007-3, Class 1A2
0.81%, 07/25/2037 *	3,786	2,010
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1
2.51%, 08/25/2035 *	1,155	1,018
Series 2005-6, Class A2
3.16%, 08/25/2035 *	878	760
Series 2007-10, Class 22AA
5.91%, 09/25/2037 *	5,670	3,899
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD3, Class A5
5.62%, 10/15/2048	800	819
Series 2007-CD5, Class A4
5.89%, 11/15/2044 *	400	406
Countrywide Alternative Loan Trust
Series 2003-J1, Class 4A1
6.00%, 10/25/2032	22	22
Series 2003-J3, Class 2A1
6.25%, 12/25/2033	449	459
Series 2005-14, Class 2A1
0.56%, 05/25/2035 *	471	279
Series 2005-56, Class 5A2
1.12%, 11/25/2035 *	1,039	545
Series 2005-59, Class 1A1
0.67%, 11/20/2035 *	$12	$7
Series 2005-62, Class 2A1
1.41%, 12/25/2035 *	9	5
Series 2005-81, Class A1
0.63%, 02/25/2037 *	2,360	1,253
Series 2006-OA1, Class 2A1
0.56%, 03/20/2046 *	1,909	997
Series 2006-OA17, Class 1A1A
0.54%, 12/20/2046 *	5,836	2,878
Series 2006-OA19, Class A1
0.53%, 02/20/2047 *	2,233	1,114
Series 2006-OA9, Class 2A1A
0.56%, 07/20/2046 *	16	6
Series 2007-HY4, Class 1A1
3.82%, 06/25/2037 *	4,672	2,763
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2002-30, Class M
3.32%, 10/19/2032 *	98	43
Series 2004-12, Class 11A1
3.39%, 08/25/2034 *	162	115
Series 2005-HY10, Class 5A1
5.42%, 02/20/2036 *	591	391
Series 2006-OA5, Class 2A2
0.65%, 04/25/2036 *	778	196
Series 2003-R4, Class 2A
6.50%, 01/25/2034 - 144A *	706	686
Series 2004-R1, Class 2A
6.50%, 11/25/2034 - 144A	1,000	929
Series 2005-R2, Class 1AF1
0.69%, 06/25/2035 - 144A *	1,873	1,534
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-AR15, Class 2A1
2.51%, 06/25/2033 *	1,047	917
Deutsche ALT-A Securities Inc., Alternate Loan Trust
Series 2005-AR1, Class 2A1
4.25%, 08/25/2035 *	570	435
First Horizon Asset Securities, Inc.
Series 2003-AR2, Class 2A1
2.84%, 07/25/2033 *	1,082	1,064
Series 2005-AR3, Class 2A1
3.94%, 08/25/2035 *	170	162
Greenpoint Mortgage Funding Trust
Series 2006-AR7, Class 1A32
0.55%, 12/25/2046 *	800	105
Greenpoint Mortgage Pass-Through Certificates
Series 2003-1, Class A1
3.00%, 10/25/2033 *	384	320
GS Mortgage Securities Corp. II
Series 2007-EOP, Class A1
0.44%, 03/06/2020 - 144A *	1,845	1,786
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
2.94%, 09/25/2035 *	1,076	1,009
Series 2006-AR1, Class 2A1
5.03%, 01/25/2036 *	14	12

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Harborview Mortgage Loan Trust
Series 2005-4, Class 4A
3.10%, 07/19/2035 *	$739	$571
Series 2006-1, Class 2A1A
0.59%, 03/19/2036 *	3,274	1,760
Series 2006-5, Class 2A1A
0.53%, 07/19/2046 *	1,436	811
Series 2006-7, Class 2A1A
0.55%, 09/19/2046 *	822	455
Series 2007-1, Class 2A1A
0.48%, 04/19/2038 *	2,026	1,026
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A
2.78%, 12/25/2034 *	108	79
Series 2006-AR12, Class A1
0.54%, 09/25/2046 *	944	509
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-CB18, Class A4
5.44%, 06/12/2047	210	210
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1
5.02%, 02/25/2035 *	556	556
Series 2007-A1, Class 5A5
3.44%, 07/25/2035 *	3,322	3,223
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/2045 *	4,700	4,736
Luminent Mortgage Trust
Series 2006-6, Class 2A1
0.55%, 10/25/2046 *	796	444
MASTR Alternative Loans Trust
Series 2006-2, Class 2A1
0.75%, 03/25/2036 *	429	143
MLCC Mortgage Investors, Inc.
Series 2005-2, Class 1A
4.25%, 10/25/2035 *	15,237	13,727
Series 2005-2, Class 2A
4.25%, 10/25/2035 *	501	443
Series 2005-2, Class 3A
1.25%, 10/25/2035 *	139	116
Series 2005-3, Class 4A
0.60%, 11/25/2035 *	96	78
Series 2005-A10, Class A
0.56%, 02/25/2036 *	449	341
Morgan Stanley Capital I
Series 2007-IQ15, Class A4
6.08%, 06/11/2049 *	400	406
Series 2007-XLFA, Class A1
0.41%, 10/15/2020 - 144A *	1,804	1,634
Nomura Asset Acceptance Corp.
Series 2004-R1, Class A1
6.50%, 03/25/2034 - 144A	963	947
Residential Accredit Loans, Inc.
Series 2005-QO3, Class A1
0.75%, 10/25/2045 *	657	348
Series 2006-QO6, Class A1
0.53%, 06/25/2046 *	861	358
Residential Asset Securitization Trust
Series 2006-R1, Class A2
0.75%, 01/25/2046 *	869	390
Residential Funding Mortgage Securities I
Series 2003-S9, Class A1
6.50%, 03/25/2032	24	25
Series 2005-SA4, Class 1A21
5.07%, 09/25/2035 *	1,161	832
Sequoia Mortgage Trust
Series 10, Class 2A1
0.73%, 10/20/2027 *	99	86
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-20, Class 3A1
2.71%, 01/25/2035 *	362	287
Series 2005-17, Class 3A1
4.54%, 08/25/2035 *	133	105
Series 2005-18, Class 3A1
5.11%, 09/25/2035 *	4,347	3,388
Structured Asset Mortgage Investments, Inc.
Series 2002-AR3, Class A1
1.01%, 09/19/2032 *	68	58
Series 2005-AR5, Class A1
0.60%, 07/19/2035 *	163	104
Series 2005-AR5, Class A2
0.60%, 07/19/2035 *	175	147
Series 2005-AR5, Class A3
0.60%, 07/19/2035 *	329	296
Series 2005-AR8, Class A1A
0.63%, 02/25/2036 *	401	221
Series 2006-AR3, Class 12A1
0.57%, 05/25/2036 *	2,447	1,301
Series 2006-AR6, Class 2A1
0.54%, 07/25/2046 *	6,554	3,655
Series 2006-AR7, Class A8
0.42%, 08/25/2036 *	11	11
TBW Mortgage Backed Pass-Through Certificates
Series 2006-6, Class A1
0.46%, 01/25/2037 *	377	349
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class A1
0.44%, 09/15/2021 - 144A *	1,348	1,224
WaMu Mortgage Pass-Through Certificates
Series 2002-AR2, Class A
3.11%, 02/27/2034 *	158	155
Series 2003-AR9, Class 2A
2.88%, 09/25/2033 *	4,880	4,880
Series 2003-R1, Class A1
0.89%, 12/25/2027 *	5,701	5,127
Series 2004-AR1, Class A
2.78%, 03/25/2034 *	452	453
Series 2005-AR11, Class A1A
0.67%, 08/25/2045 *	274	214
Series 2006-AR10, Class 1A1
5.87%, 09/25/2036 *	2,378	1,859
Series 2006-AR17, Class 1A
1.24%, 12/25/2046 *	1,148	677

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates (continued)
Series 2006-AR19, Class 1A1A
1.15%, 01/25/2047 *	$327	$197
Series 2006-AR3, Class A1A
1.41%, 02/25/2046 *	1,360	919
Series 2006-AR7, Class 3A
3.36%, 07/25/2046 *	2,612	1,812
Series 2006-AR7, Class C1B2
0.57%, 07/25/2046 *	563	151
Series 2006-AR9, Class 2A
3.36%, 08/25/2046 *	2,281	1,513
Series 2007-HY1, Class 1A1
5.57%, 02/25/2037 *	949	694
Series 2007-HY1, Class 4A1
5.34%, 02/25/2037 *	5,553	4,099
Series 2007-OA1, Class A1A
1.12%, 02/25/2047 *	6,555	3,794
Series 2007-OA3, Class 2A1A
1.18%, 04/25/2047 *	767	458
Series 2007-OA6, Class 1A
1.23%, 07/25/2047 *	1,069	649
Wells Fargo Mortgage Backed Securities Trust
Series 2003-13, Class A5
4.50%, 11/25/2018	431	437
Series 2004-CC, Class A1
4.89%, 01/25/2035 *	776	755
Series 2004-Z, Class 2A1
2.97%, 12/25/2034 *	880	822
Series 2006-AR10, Class 5A6
5.46%, 07/25/2036 *	16	13
Series 2006-AR4, Class 2A6
5.70%, 04/25/2036 *	714	264
Series 2006-AR8, Class 2A4
4.42%, 04/25/2036 *	2,253	2,149

Total Mortgage-Backed Securities (cost $136,987)		121,000

ASSET-BACKED SECURITIES - 1.4%
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A
0.93%, 07/25/2032 *	6	5
Asset Backed Funding Certificates
Series 2005-OPT1, Class A1MZ
0.70%, 07/25/2035 *	132	114
Series 2006-HE1, Class A2A
0.41%, 01/25/2037 *	427	418
Aurum CLO, Ltd.
Series 2002-1A, Class A1
0.73%, 04/15/2014 - 144A *	1,467	1,410
Bear Stearns Asset Backed Securities Trust
Series 2002-2, Class A1
1.01%, 10/25/2032 *	37	34
Series 2006-SD2, Class A2
0.55%, 06/25/2036 *	1,175	1,129
Series 2006-SD3, Class 21A1
4.20%, 07/25/2036 *	361	232
Series 2006-SD4, Class 1A1
3.84%, 10/25/2036 *	1,009	721
Chase Issuance Trust
Series 2009-A8, Class A8
0.75%, 09/17/2012 *	3,500	3,502
Citigroup Mortgage Loan Trust, Inc.
Series 2006-NC1, Class A2B
0.46%, 08/25/2036 *	104	85
Series 2006-WFH3, Class A2
0.45%, 10/25/2036 *	481	475
Series 2007-AHL1, Class A2A
0.39%, 12/25/2036 *	151	140
Countrywide Asset-Backed Certificates
Series 2006-22, Class 2A1
0.40%, 05/25/2047 *	12	11
Series 2006-24, Class 2A1
0.40%, 06/25/2047 *	761	734
Series 2006-25, Class 2A1
0.42%, 05/25/2028 *	308	294
Series 2006-SD1, Class A1
0.51%, 02/25/2036 - 144A *	63	61
Series 2007-5, Class 2A1
0.45%, 09/25/2047 *	1,123	1,075
Delta Air Lines, Inc.
Series 2000-1, Class A-2
7.57%, 11/18/2010	7,200	7,289
Fremont Home Loan Trust
Series 2006-E, Class 2A1
0.41%, 01/25/2037 *	46	38
Gaz Capital SA for Gazprom
Series 17
8.15%, 04/11/2018 - 144A	1,200	1,310
Series 2
8.63%, 04/28/2034	2,300	2,636
Home Equity Asset Trust
Series 2002-1, Class A4
0.95%, 11/25/2032 *	1	1
JPMorgan Mortgage Acquisition Corp.
Series 2007-CH3, Class A2
0.43%, 03/25/2037 *	241	227
Lehman XS Trust
Series 2006-16N, Class A1A
0.43%, 11/25/2046 *	145	145
Series 2006-4N, Class A1B1
0.52%, 04/25/2046 *	498	453
Series 2006-GP4, Class 2A2
0.58%, 08/25/2046 *	566	56
Merrill Lynch Mortgage Investors, Inc.
Series 2006-MLN1, Class A2A
0.42%, 07/25/2037 *	14	14
Morgan Stanley Home Equity Loans
Series 2007-1, Class A1
0.40%, 12/25/2036 *	13	13
Morgan Stanley Mortgage Loan Trust
Series 2007-3XS, Class 2A1A
0.42%, 01/25/2047 *	1,062	897
New Century Home Equity Loan Trust
Series 2005-2, Class A1ZA
0.61%, 06/25/2035 *	26	25
Residential Asset Securities Corp.
Series 2007-KS1, Class A1
0.41%, 01/25/2037 *	248	243
Securitized Asset Backed Receivables LLC Trust
Series 2007-NC2, Class A2A
0.39%, 01/25/2037 *	663	629

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

ASSET-BACKED SECURITIES (continued)
Small Business Administration Participation Certificates
Series 2003-20I, Class 1
5.13%, 09/01/2023	$338	$362
Series 2004-20C, Class 1
4.34%, 03/01/2024	1,990	2,091
Series 2004-P10A, Class 1
4.50%, 02/01/2014	370	387
Series 2008-20L, Class 1
6.22%, 12/01/2028	3,672	4,092
Structured Asset Securities Corp.
Series 2002-HF1, Class A
0.64%, 01/25/2033 *	2	2
Series 2006-BC3, Class A2
0.40%, 10/25/2036 *	351	347
Series 2007-GEL1, Class A1
0.45%, 01/25/2037 - 144A *	1,133	743

Total Asset-Backed Securities (cost $32,751)		32,440

MUNICIPAL GOVERNMENT OBLIGATIONS - 4.4%
Buckeye Tobacco Settlement Financing Authority
5.88%, 06/01/2047	4,400	3,338
Chicago Transit Authority — Class A
6.90%, 12/01/2040	11,100	12,495
Chicago Transit Authority — Class B
6.90%, 12/01/2040	7,300	8,218
Golden State Tobacco Securitization Corp.
5.13%, 06/01/2047	300	193
Los Angeles Department of Water & Power
5.00%, 07/01/2044	6,900	7,014
Los Angeles Unified School District Series A-1, Class A
4.50%, 07/01/2022	2,155	2,187
New York City Municipal Water Finance Authority
5.75%, 06/15/2040	6,200	6,974
Palomar Community College District
4.75%, 05/01/2032	100	100
State of California
5.65%, 04/01/2039	14,400	15,389
7.55%, 04/01/2039	3,400	3,706
State of California — Build America Bonds
7.50%, 04/01/2034	1,100	1,174
State of Illinois
1.82%, 01/01/2011	7,300	7,307
2.77%, 01/01/2012	25,200	25,390
4.42%, 01/01/2015	2,400	2,408
Tobacco Securitization Authority
5.13%, 06/01/2046	3,100	1,990
Tobacco Settlement Financing Corp.
5.88%, 05/15/2039	100	98
Tobacco Settlement Financing Corp. -Series A
7.47%, 06/01/2047	2,565	1,876
Tobacco Settlement Financing Corp. -Series 1A
5.00%, 06/01/2041	4,000	2,610

Total Municipal Government Obligations (cost $100,932)		102,467

PREFERRED CORPORATE DEBT SECURITIES - 1.6%
Commercial Banks - 1.6%
Barclays Bank PLC
7.43%, 12/15/2017 - 144A * Ž ^	2,000	1,780
HSBC Capital Funding, LP
10.18%, 06/30/2030 - 144A * Ž	100	119
Lloyds TSB Bank PLC
12.00%, 12/16/2024 - 144A * Ž	16,500	16,829
Rabobank Nederland NV — Series U
11.00%, 06/30/2019 - 144A * Ž	1,910	2,359
Royal Bank of Scotland Group PLC
7.64%, 09/29/2017 * Ž ^	7,000	4,008
Wells Fargo & Co. — Series K
7.98%, 03/15/2018 * Ž	12,700	13,081

Total Preferred Corporate Debt Securities (cost $40,516)		38,176

CORPORATE DEBT SECURITIES - 16.9%
Capital Markets - 3.4%
Deutsche Bank AG
5.38%, 10/12/2012 ^	30,506	32,690
Goldman Sachs Group, Inc.
0.96%, 02/04/2013 * EUR	800	911
0.98%, 11/15/2014 * EUR	900	981
6.25%, 09/01/2017	$5,000	5,292
Lehman Brothers Holdings, Inc. — Series I
6.75%, 12/28/2017 Џ	4,000	2
Lehman Brothers Holdings, Inc.
2.85%, 12/23/2008 Џ	4,800	936
5.63%, 01/24/2013 Џ	9,800	1,985
6.88%, 05/02/2018 Џ	1,200	245
Morgan Stanley
0.78%, 10/15/2015 *	1,100	982
6.63%, 04/01/2018	13,900	14,569
6.75%, 04/15/2011	400	414
UBS AG
1.58%, 02/23/2012 *	20,900	20,972
Commercial Banks - 5.1%
Abbey National Treasury Services PLC
3.88%, 11/10/2014 - 144A	1,100	1,086
ANZ National International, Ltd.
6.20%, 07/19/2013 - 144A	11,800	13,073
Barclays Bank PLC
5.45%, 09/12/2012	9,400	9,990
6.05%, 12/04/2017 - 144A ^	6,000	6,055
10.18%, 06/12/2021 - 144A	5,520	6,913
Canadian Imperial Bank of Commerce
2.00%, 02/04/2013 - 144A	35,800	36,198
Fortis Bank Nederland Holding NV
1.25%, 06/10/2011 * EUR	3,200	3,903
ING Bank NV
2.63%, 02/05/2012 - 144A	$19,200	19,578
Lloyds TSB Bank PLC
0.86%, 06/09/2011 * EUR	2,500	3,058
4.38%, 01/12/2015 - 144A	$14,000	13,488
5.80%, 01/13/2020 - 144A	2,200	2,077
Commercial Services & Supplies - 0.1%
Waste Management, Inc.
7.38%, 08/01/2010	700	703
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Consumer Finance - 1.1%
American Express Credit Corp. — Series C
5.88%, 05/02/2013	$15,900	$17,397
American Express Credit Corp.
0.50%, 10/04/2010 *	700	700
0.53%, 12/02/2010 *	700	700
Capital One Financial Corp.
6.75%, 09/15/2017 ^	3,400	3,894
SLM Corp.
0.55%, 10/25/2011 *	2,000	1,894
0.62%, 01/27/2014 *	800	660
5.13%, 08/27/2012	1,000	985
Diversified Financial Services - 3.6%
Ally Financial, Inc.
6.63%, 05/15/2012	2,600	2,593
7.00%, 02/01/2012 ^	2,800	2,809
7.25%, 03/02/2011	700	707
Bank of America Corp.
5.65%, 05/01/2018 ^	7,900	8,096
Bear Stearns Cos. LLC
5.70%, 11/15/2014	4,400	4,873
6.40%, 10/02/2017 ^	2,200	2,444
6.95%, 08/10/2012	4,400	4,826
7.25%, 02/01/2018	1,500	1,752
Citigroup, Inc.
5.50%, 04/11/2013 ^	5,500	5,717
5.88%, 05/29/2037	1,100	1,032
El Paso Performance-Linked Trust
7.75%, 07/15/2011 – 144A	2,100	2,165
Ford Motor Credit Co., LLC
7.00%, 10/01/2013 ^	800	816
General Electric Capital Corp.
0.84%, 03/20/2013 - 06/20/2014 *	16,220	15,290
5.88%, 01/14/2038	3,700	3,628
6.50%, 09/15/2067 – 144A * GBP	2,200	2,873
General Electric Capital Corp. — Series A
6.88%, 01/10/2039	$300	331
HSBC Finance Corp.
5.90%, 06/19/2012	7,100	7,516
6.75%, 05/15/2011	500	520
JPMorgan Chase & Co.
6.30%, 04/23/2019	3,000	3,388
JPMorgan Chase Bank NA
6.00%, 10/01/2017	2,200	2,396
Merrill Lynch & Co., Inc.
0.91%, 01/31/2014 * EUR	2,100	2,340
6.05%, 08/15/2012	$400	425
6.88%, 04/25/2018	7,200	7,681
Petroleum Export, Ltd.
5.27%, 06/15/2011 – 144A	256	256
Diversified Telecommunication Services - 0.8%
British Telecommunications PLC
9.38%, 12/15/2010	7,521	7,778
KT Corp.
4.88%, 07/15/2015 – 144A	900	934
Sprint Capital Corp.
7.63%, 01/30/2011	9,300	9,463

Electric Utilities - 0.1%
Progress Energy, Inc.
6.85%, 04/15/2012	440	478
7.10%, 03/01/2011	282	293
PSEG Power LLC
6.95%, 06/01/2012	921	1,007
Energy Equipment & Services - 0.2%
NGPL Pipeco LLC
7.12%, 12/15/2017 – 144A ^	4,100	3,910
Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp.
6.00%, 01/15/2020 ^	3,900	3,872
Health Care Providers & Services - 0.0% ∞
HCA, Inc.
9.25%, 11/15/2016	600	636
Insurance - 1.0%
American International Group, Inc.
8.18%, 05/15/2058 *	13,400	10,586
8.25%, 08/15/2018	12,300	12,454
Principal Life Income Funding Trusts
5.30%, 04/24/2013	1,000	1,081
Media - 0.0% ∞
Time Warner, Inc.
6.88%, 05/01/2012 ^	410	447
Oil, Gas & Consumable Fuels - 0.1%
El Paso Corp.
7.75%, 01/15/2032	425	420
7.80%, 08/01/2031	125	124
Kerr-McGee Corp.
6.88%, 09/15/2011 ^	2,500	2,464
Sonat, Inc.
7.63%, 07/15/2011	1,000	1,032
Paper & Forest Products - 0.1%
Weyerhaeuser Co.
6.75%, 03/15/2012	3,000	3,241
Road & Rail - 0.0% ∞
Norfolk Southern Corp.
6.75%, 02/15/2011	550	567
Thrifts & Mortgage Finance - 0.2%
Santander Holdings USA, Inc.
4.90%, 09/23/2010 ^	4,700	4,730
Tobacco - 0.9%
Altria Group, Inc.
4.13%, 09/11/2015 ^	1,300	1,325
9.25%, 08/06/2019	13,000	16,224
9.70%, 11/10/2018	1,200	1,520
Reynolds American, Inc.
7.63%, 06/01/2016	800	907
Wireless Telecommunication Services - 0.0% ∞
AT&T Mobility LLC
6.50%, 12/15/2011	560	602

Total Corporate Debt Securities (cost $398,779)		392,900

	Shares	Value

CONVERTIBLE PREFERRED STOCKS - 0.1%
Commercial Banks - 0.1%
Wells Fargo & Co. 7.50%	2,900	2,700
Insurance - 0.0% ∞
American International Group, Inc. 8.50%	63,900	613

Total Convertible Preferred Stocks (cost $7,483)		3,313

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

PREFERRED STOCKS - 0.1%
Thrifts & Mortgage Finance - 0.1%
DG Funding Trust 1.19% - 144A * §	380	$2,959
U.S. Government Agency Obligation - 0.0% ∞
Fannie Mae 8.25% * ‡	65,000	22

Total Preferred Stocks (cost $5,667)		2,981

	Principal	Value

LOAN ASSIGNMENTS - 0.5%
Air Freight & Logistics - 0.1%
Delos Aircraft, Inc.
7.00%, 03/17/2016	$2,500	2,453
Diversified Financial Services - 0.2%
International Lease Finance Co.
6.75%, 03/17/2015	3,300	3,247
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC
3.85%, 10/10/2014	3,900	2,872
Health Care Providers & Services - 0.1%
HCA, Inc.
2.54%, 11/18/2013	2,951	2,783

Total Loan Assignments (cost $12,156)		11,355

CONVERTIBLE BOND - 0.4%
Energy Equipment & Services - 0.4%
Transocean, Inc.
1.63%, 12/15/2037	10,700	10,366
Total Convertible Bond (cost $10,646)

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 6.9%
Freddie Mac
0.05%, 08/04/2010 ▲	8,706	8,702
0.10%, 07/23/2010 ▲	22,000	21,997
0.13%, 08/06/2010 ▲	12,100	12,094
0.18%, 10/13/2010 ▲	27,000	26,981
U.S. Treasury Bill
0.13%, 07/01/2010 ▲ (a) (c)	12,520	12,520
0.15%, 09/02/2010 ▲ (c)	200	200
0.16%, 07/29/2010 ▲ (c)	670	670
0.16%, 08/05/2010 ▲ (a)	20	20
0.17%, 08/26/2010 ▲ (c)	380	380
0.19%, 12/09/2010 ▲	76,200	76,129

Total Short-Term U.S. Government Obligations (cost $159,693)		159,693

	Shares	Value

SECURITIES LENDING COLLATERAL - 1.5%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.25% ▲	35,197,242	$35,197
Total Securities Lending Collateral (cost $35,197)

	Principal	Value

REPURCHASE AGREEMENTS - 6.3%
Morgan Stanley & Co. 0.01% ▲, dated 06/30/2010, to be repurchased at $31,400 on 07/01/2010. Collateralized by a Fannie Mae, 0.68%, due 12/30/2011, and with a value of $32,277.	$31,400	31,400
TD Securities USA LLC 0.01% ▲, dated 06/30/2010, to be repurchased at $78,000 on 07/01/2010. Collateralized by a U.S. Treasury Note, 3.38%, due 11/15/2019, and with a value of $79,395.	78,000	78,000
Barclays Capital, Inc. 0.01% ▲, dated 06/30/2010, to be repurchased at $37,000 on 07/01/2010. Collateralized by a U.S. Treasury TIPS, 2.38%, due 01/15/2025, and with a value of $37,314.	37,000	37,000

Total Repurchase Agreements (cost $146,400)		146,400

Total Investment Securities (cost $2,342,871) #		2,354,939
Other Assets and Liabilities — Net		(30,742)

Net Assets		$2,324,197

	Principal	Value

SECURITIES SOLD SHORT (2.1%)
U.S. GOVERNMENT AGENCY OBLIGATIONS (2.1%)
Fannie Mae
5.50%, 11/01/2038 — 09/01/2039	$(34)	$(37)
Fannie Mae, TBA(d)
5.00%	(13,000)	(13,739)
5.50%	(28,900)	(30,947)
Ginnie Mae
6.00%, 07/01/2038	(4,000)	(4,359)

Total Securities Sold Short (Proceeds $48,995)		(49,082)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
WRITTEN SWAPTIONS:

	Floating	Pay/Receive			Notional
Description	Rate Index	Floating Rate	Exercise Rate	Expiration Date	Amount	Premiums	Value

Call — Interest Rate Swap, European Style	10-Year IRO USD	Receives	$3.25	08/31/2010	$(1,300)	$(8)	$(30)
Call — Interest Rate Swap, European Style	10-Year IRO USD	Receives	3.25	08/31/2010	(33,000)	(81)	(767)
Call — Interest Rate Swap, European Style	10-Year IRO USD	Receives	3.25	10/29/2010	(14,100)	(94)	(362)
Call — Interest Rate Swap, European Style	10-Year IRO USD	Receives	3.25	01/24/2011	(11,000)	(61)	(307)
Call — Interest Rate Swap, European Style	10-Year IRO USD	Receives	3.25	01/24/2011	(58,500)	(351)	(1,632)
Call — Interest Rate Swap, European Style	10-Year IRO USD	Receives	3.25	01/24/2011	(35,800)	(200)	(999)
Call — Interest Rate Swap, European Style	10-Year IRO USD	Receives	3.50	08/31/2010	(3,700)	(32)	(148)
Call — Interest Rate Swap, European Style	10-Year IRO USD	Receives	3.50	08/31/2010	(38,300)	(184)	(1,537)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pays	4.50	08/31/2010	(38,300)	(260)	(1)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pays	4.50	08/31/2010	(3,700)	(16)	(w )
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pays	4.75	08/31/2010	(45,400)	(494)	(w )
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pays	4.75	08/31/2010	(33,000)	(173)	(w )
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pays	5.00	10/29/2010	(14,100)	(113)	(2)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pays	5.00	01/24/2011	(11,000)	(89)	(14)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pays	5.00	01/24/2011	(58,500)	(608)	(76)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pays	10.00	07/10/2012	(1,200)	(8)	(w )
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pays	10.00	07/10/2012	(2,300)	(16)	(w )
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pays	10.00	07/10/2012	(22,700)	(139)	(2)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pays	10.00	07/10/2012	(500)	(3)	(w )

						$(2,930)	$(5,877)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
SWAP AGREEMENTS: (b) (c)
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES — BUY PROTECTION: (1)

				Implied
				Credit
				Spread				Unrealized
	Fixed Deal	Maturity		(BPS) at	Notional	Market	Premiums	Appreciation
Reference Obligation	Pay Rate	Date	Counterparty	06/30/2010 (3)	Amount (4)	Value	Paid	(Depreciation)

BFC Genesee, Ltd., 1.93%, 01/01/2041 §	2.25%	01/10/2041	CBK	97.71	$2,460	$2,406	$—	$2,406
Capital One Financial Corp., 6.25%, 11/15/2013	1.00%	09/20/2017	DUB	120.06	3,400	56	47	9
CDX.NA.HY.14 5 Year Index §	5.00%	06/20/2015	DUB	640.40	6,600	381	494	(113)
CDX.NA.HY.14 5 Year Index §	5.00%	06/20/2015	CBK	640.40	11,000	635	877	(242)
Montauk Point CDO, Ltd. 2006-2A A4, 1.73%, 04/06/2046 §	2.22%	01/06/2046	FBF	95.20	2,500	2,397	—	2,397
Transocean, Inc., 7.38%, 04/15/2018 §	1.00%	03/20/2011	GST	844.03	8,800	365	154	211
Transocean, Inc., 7.38%, 04/15/2018 §	1.00%	06/20/2011	BRC	776.99	1,900	103	11	92

						$6,343	$1,583	$4,760

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES — SELL PROTECTION: (2)

				Implied
				Credit
				Spread				Unrealized
	Fixed Deal	Maturity		(BPS) at	Notional	Market	Premiums	Appreciation
Reference Obligation	Receive Rate	Date	Counterparty	06/30/2010 (3)	Amount (4)	Value	Paid	(Depreciation)

Altria Group, Inc., 9.25%, 08/06/2019	1.46%	03/20/2019	DUB	199.76	$13,000	$518	$—	$518
Goldman Sachs Group, Inc., 6.60%, 01/15/2012	1.00%	03/20/2011	DUB	172.65	2,400	(14)	3	(17)
Goldman Sachs Group, Inc., 6.60%, 01/15/2012	1.00%	03/20/2012	BRC	175.98	2,100	(32)	(1)	(31)
Reynolds American Inc., 7.63%, 06/1/2016	1.28%	06/20/2017	GST	206.94	2,100	(106)	—	(106)
Sprint Nextel Corp., 6.00%, 12/01/2016 §	5.00%	09/20/2010	GST	84.32	4,600	35	20	15
Time Warner, Inc., 5.88%, 11/15/2016	1.19%	03/20/2014	DUB	50.26	410	(10)	—	(10)

						$391	$22	$369

CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION: (1)

	Fixed Deal	Maturity		Currency	Notional	Market	Premiums	Unrealized
Reference Obligation	Pay Rate	Date	Counterparty	Code	Amount (4)	Value (5)	Paid	Appreciation

Dow Jones CDX.IG.5 7 Year Index	0.14%	12/20/2012	MYC	—	$13,400	$505	$—	$505
Dow Jones CDX.IG.9 1 Year Index	0.80%	12/20/2017	BRC	—	8,615	420	80	340
Dow Jones CDX.IG.9 1 Year Index	0.80%	12/20/2017	MYC	—	12,100	590	221	369
Dow Jones CDX.IG.9 1 Year Index	0.80%	12/20/2017	GST	—	13,068	638	164	474
Dow Jones CDX.IG.9 1 Year Index	0.80%	12/20/2017	RYL	—	3,775	184	41	143

						$2,337	$506	$1,831

CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION: (2)

								Unrealized
	Fixed Deal							Appreciation
Reference Obligation	Pay Rate	Maturity Date	Counterparty	Currency Code	Notional Amount(4)	Market Value (5)	Premiums Received	(Depreciation)

Dow Jones CDX.IG.10 1 Year Index	1.50%	06/20/2018	GST	—	$22,554	$61	($531)	$592
Dow Jones CDX.IG.10 1 Year Index	1.50%	06/20/2018	MYC	—	45,496	123	(1,261)	1,384
Dow Jones CDX.IG.5 1 Year Index	0.46%	12/20/2015	MYC	—	9,600	(1,476)	—	(1,476)

						($1,292)	($1,792)	$500

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
SWAP AGREEMENTS (continued): (b) (c)
INTEREST RATE SWAP AGREEMENTS — PAYABLE:

								Premiums
				Currency	Notional			Paid	Unrealized
Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Code	Amount	Market Value		(Received)	Appreciation

BRL-CDI	11.02%	01/02/2012	UAG	BRL	$13,000	$24		$—	$24
BRL-CDI	11.67%	01/02/2012	MYC	BRL	14,500	159		81	78
BRL-CDI	11.36%	01/02/2012	HUS	BRL	17,600	66		63	3
BRL-CDI	11.67%	01/02/2012	HUS	BRL	13,200	145		74	71
BRL-CDI	12.12%	01/02/2014	HUS	BRL	41,100	100		93	7
BRL-CDI	11.96%	01/02/2014	BRC	BRL	16,300	(w	)	(4)	4
BRL-CDI	11.96%	01/02/2014	GLM	BRL	127,500	(1)		(105)	104
BRL-CDI	11.99%	01/02/2014	GLM	BRL	11,000	4		3	1

						$497		$205	$292

FUTURES CONTRACTS:

				Net Unrealized
Description	Type	Contracts Γ	Expiration Date	Appreciation

3-month EURIBOR	Long	446	09/13/2010	$30
3-month EURIBOR	Long	1,046	12/13/2010	528
3-month EURIBOR	Long	26	06/13/2011	44
90-Day Euro	Long	2,625	09/14/2010	2,472

				$3,074

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
			Dollars Bought	Appreciation
Currency	Bought (Sold)	Settlement Date	(Sold)	(Depreciation)

Brazilian Real	(740)	08/03/2010	$(383)	$(24)
Brazilian Real	(43,408)	08/03/2010	(23,838)	(74)
Brazilian Real	(1,833)	08/03/2010	(959)	(51)
Brazilian Real	(1,098)	08/03/2010	(575)	(30)
Canadian Dollar	(44,884)	07/07/2010	(44,625)	2,466
Chinese Yuan Renminbi	(8,509)	11/17/2010	(1,271)	11
Chinese Yuan Renminbi	41,218	11/17/2010	6,215	(114)
Chinese Yuan Renminbi	(10,365)	11/17/2010	(1,547)	12
Chinese Yuan Renminbi	(12,094)	11/17/2010	(1,800)	10
Chinese Yuan Renminbi	(10,250)	11/17/2010	(1,526)	9
Chinese Yuan Renminbi	(26,735)	11/23/2010	(3,980)	22
Chinese Yuan Renminbi	(25,278)	11/23/2010	(3,763)	20
Chinese Yuan Renminbi	113,291	11/23/2010	17,041	(267)
Chinese Yuan Renminbi	(1,173)	11/23/2010	(177)	3
Chinese Yuan Renminbi	(26,387)	11/23/2010	(3,930)	23
Chinese Yuan Renminbi	(27,694)	11/23/2010	(4,124)	23
Chinese Yuan Renminbi	(26,262)	11/23/2010	(3,911)	22
Chinese Yuan Renminbi	36,245	11/23/2010	5,453	(87)
Chinese Yuan Renminbi	(32,008)	11/23/2010	(4,778)	39
Chinese Yuan Renminbi	36,245	11/23/2010	5,452	(85)
Chinese Yuan Renminbi	(20,245)	11/23/2010	(3,011)	13
Chinese Yuan Renminbi	49,946	01/10/2011	7,477	(64)
Chinese Yuan Renminbi	33,160	04/07/2011	5,000	(50)
Chinese Yuan Renminbi	6,595	04/28/2011	997	(12)
Chinese Yuan Renminbi	5,483	04/28/2011	829	(10)
Chinese Yuan Renminbi	22,724	11/04/2011	3,559	(113)
Chinese Yuan Renminbi	9,826	02/13/2012	1,526	(21)
Chinese Yuan Renminbi	10,365	02/13/2012	1,611	(23)
Chinese Yuan Renminbi	11,604	02/13/2012	1,800	(23)
Chinese Yuan Renminbi	20,245	02/13/2012	3,144	(43)
Chinese Yuan Renminbi	25,199	02/13/2012	3,911	(51)
Chinese Yuan Renminbi	30,727	02/13/2012	4,778	(71)
Chinese Yuan Renminbi	25,646	02/13/2012	3,980	(51)
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

				Net Unrealized
				Appreciation
Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	(Depreciation)

Chinese Yuan Renminbi	8,509	02/13/2012	$1,324	$(21)
Chinese Yuan Renminbi	24,245	02/13/2012	3,763	(49)
Chinese Yuan Renminbi	26,589	02/13/2012	4,124	(50)
Chinese Yuan Renminbi	25,334	02/13/2012	3,930	(49)
Danish Krone	3,240	09/21/2010	537	(4)
Euro	4,769	07/26/2010	5,967	(135)
Euro	1,796	07/26/2010	2,209	(12)
Euro	2,277	07/26/2010	2,819	(34)
Euro	(44,687)	08/24/2010	(55,167)	509
Japanese Yen	(508,349)	07/14/2010	(5,553)	(198)
Malaysian Ringgit	34	10/12/2010	10	1
Malaysian Ringgit	4	10/12/2010	1	w
Malaysian Ringgit	22	10/12/2010	6	w
Malaysian Ringgit	51	10/12/2010	15	1
Malaysian Ringgit	6	10/12/2010	2	w
New Zealand Dollar	(391)	07/30/2010	(278)	10
Pound Sterling	(6,195)	09/23/2010	(9,181)	(74)
Republic of Korea Won	(7,084,599)	07/28/2010	(5,900)	98
Republic of Korea Won	3,284,870	07/28/2010	2,630	60
Republic of Korea Won	(3,226,360)	07/28/2010	(2,656)	14
Republic of Korea Won	(3,849,359)	07/28/2010	(3,129)	(24)
Republic of Korea Won	(3,341,490)	07/28/2010	(2,820)	83
Republic of Korea Won	14,216,941	07/28/2010	11,400	243
Republic of Korea Won	888,630	11/12/2010	760	(29)
Republic of Korea Won	470,560	11/12/2010	400	(13)
Republic of Korea Won	889,086	11/12/2010	760	(29)
Republic of Korea Won	859,806	11/12/2010	740	(33)
Republic of Korea Won	(1,633,099)	11/12/2010	(1,381)	38
Republic of Korea Won	432,086	11/12/2010	370	(15)
Republic of Korea Won	955,390	11/12/2010	809	(24)
Republic of Korea Won	417,240	11/12/2010	360	(17)
Republic of Korea Won	434,010	11/12/2010	370	(13)
Republic of Korea Won	(1,630,833)	11/12/2010	(1,378)	37
Republic of Korea Won	471,280	11/12/2010	400	(12)
Republic of Korea Won	7,084,601	11/12/2010	5,888	(62)
Republic of Korea Won	(1,670,888)	11/12/2010	(1,411)	37
Republic of Korea Won	3,849,360	11/12/2010	3,122	43
Republic of Korea Won	(1,380,024)	11/12/2010	(1,171)	36
Republic of Korea Won	877,572	11/12/2010	760	(38)
Republic of Korea Won	864,024	11/12/2010	740	(30)
Republic of Korea Won	4,849,001	11/12/2010	4,273	(285)
Republic of Korea Won	3,341,490	11/12/2010	2,814	(67)
Republic of Korea Won	3,226,360	11/12/2010	2,650	3
Republic of Korea Won	837,072	11/12/2010	720	(32)
Republic of Korea Won	1,615,508	11/12/2010	1,410	(82)
Republic of Korea Won	1,646,073	11/12/2010	1,430	(76)
Republic of Korea Won	(1,380,258)	11/12/2010	(1,171)	36
Singapore Dollar	(104)	09/16/2010	(74)	w
Taiwan Dollar	76,792	01/14/2011	2,444	(18)
Taiwan Dollar	19,019	01/14/2011	604	(3)
Taiwan Dollar	49,886	01/14/2011	1,580	(4)
Taiwan Dollar	41,588	01/14/2011	1,312	1
Taiwan Dollar	62,461	01/14/2011	2,019	(46)
				$1,081
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 06/30/2010.

^	All or a portion of this security is on loan. The value of all securities on loan is $34,477.

Г	Contract amounts are not in thousands.

♦	Amount rounds to less than $1 or $(1).

Ž	The security has a perpetual maturity. The date shown is the next call date.

§	Illiquid. At 06/30/2010, illiquid investment securities aggregated $2,959, or 0.13%, and illiquid derivatives aggregated to $6,180, or 0.27% of the fund’s net assets.

Џ	In default.

∞	Percentage rounds to less than 0.1% or (0.1%).

▲	Rate shown reflects the yield at 06/30/2010.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $2,342,871. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $73,722 and $61,654, respectively. Net unrealized appreciation for tax purposes is $12,068.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(a)	All or a portion of these securities, in the amount of $3,175, and cash in the amount of $17 has been segregated with the broker to cover margin requirements for open futures contracts.

(b)	U.S. Treasury Bills in the amount of $1,579 and cash in the amount of $6,260 has been pledged as collateral with the broker to cover margin requirements for open swap contracts.

(c)	All or a portion of these securities, in the amount of $1,560, has been segregated with the broker to cover margin requirements for open swap contracts.

(d)	Cash in the amount of $1,623 has been pledged with the broker to cover margin requirements for written TBA transactions.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2010, these securities aggregated $148,796, or
6.40%, of the fund's net assets.
BRC	Barclays Bank PLC
BRL	Brazilian Real
CAD	Canadian Dollar
CBK	Citibank N.A.
CDI	Credit Default Index
CDO	Collateralized Debt Obligation
CDX	A series of indices that track North American and emerging market credit derivative indices.
CLO	Collateralized Loan Obligation
DUB	Deutsche Bank AG
EUR	Euro
EURIBOR	Euro InterBank Offered Rate
FBF	Credit Suisse
GBP	Pound Sterling
GLM	Goldman Sachs Capital Markets
GST	Goldman Sachs Capital Markets
HUS	HSBC Bank USA
IRO	Interest Rate Option
MYC	Morgan Stanley Capital Services
RYL	Royal Bank of Scotland PLC
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
UAG	UBS AG
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total

Equities — Financials	$3,313	$2,959	$—	$6,272
Equities — U.S. Government Agency Obligation	22	—	—	22
Fixed Income — Asset-Backed Security	—	32,440	—	32,440
Fixed Income — Consumer Discretionary	—	446	—	446
Fixed Income — Consumer Staples	—	19,977	—	19,977
Fixed Income — Energy	—	18,315	—	18,315
Fixed Income — Financials	—	376,378	—	376,378
Fixed Income — Foreign Government Obligation	—	101,608	—	101,608
Fixed Income — Health Care	—	7,291	—	7,291
Fixed Income — Industrials	—	3,722	—	3,722
Fixed Income — Materials	—	3,241	—	3,241
Fixed Income — Mortgage-Backed Security	—	121,000	—	121,000
Fixed Income — Municipal Government Obligation	—	102,467	—	102,467
Fixed Income — Short-Term U.S. Government Obligation	—	159,693	—	159,693
Fixed Income — Telecommunication Services	—	18,777	—	18,777
Fixed Income — U.S. Government Agency Obligation	—	247,256	—	247,256
Fixed Income — U.S. Government Obligation	—	949,787	—	949,787
Fixed Income — Utilities	—	4,650	—	4,650
Cash & Cash Equivalent — Repurchase Agreement	—	146,400	—	146,400
Cash & Cash Equivalent — Securities Lending Collateral	35,197	—	—	35,197
Total	$38,532	$2,316,407	$—	$2,354,939

Other Financial Instruments*	Level 1	Level 2	Level 3	Total

Credit Default Swap — Appreciation	$—	$9,455	$—	$9,455
Credit Default Swap — Depreciation	—	(1,995)	—	(1,995)
Interest Rate Swap — Appreciation	—	292	—	292
Futures Contracts — Appreciation	—	3,074	—	3,074
Forward Foreign Currency Contracts — Appreciation	—	3,923	—	3,923
Forward Foreign Currency Contracts — Depreciation	—	(2,842)	—	(2,842)
Total	$—	$11,907	$—	$11,907

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Written Swaption	$—	($5,877)	$—	($5,877)

Securities Sold Short	Level 1	Level 2	Level 3	Total

Fixed Income — U.S. Government Agency Obligation	$—	$(49,082)	$—	$(49,082)

*	Other financial instruments are derivative instruments including, but not limited to, Futures Contracts, Forward Foreign Currency Contracts, and Swap Contracts that are valued at unrealized appreciation (depreciation) on the instrument.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica PIMCO Total Return VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $2,196,471) (including securities loaned of $34,477)	$2,208,539
Repurchase agreement, at value (cost: $146,400)	146,400
Cash	6,248
Cash on deposit with broker	17
Foreign currency (cost: $7,996)	8,032
Receivables:
Investment securities sold	267,190
Shares sold	3,485
Interest	21,646
Securities lending income (net)	4
Other	442
Swap agreements, at value (premium: $631)	9,915
Unrealized appreciation on forward foreign currency contracts	3,923

2,675,841

Liabilities:
Cash deposit due to broker	7,883
Accounts payable and accrued liabilities:
Investment securities purchased	247,079
Shares redeemed	435
Management and advisory fees	1,231
Distribution and service fees	80
Trustees fees	4
Transfer agent fees	3
Administration fees	41
Printing and shareholder reports fees	72
Audit and tax fees	22
Interest payables on short sales	4
Variation margin	134
Other	19
Collateral for securities on loan	35,197
Unrealized depreciation on forward foreign currency contracts	2,842
Written swaptions, at value (premium: $2,930)	5,877
Swap agreements, at value (premium: $107)	1,639
Securities sold short, at value (proceeds: $48,995)	49,082

351,644

Net assets	$2,324,197

Net assets consist of:
Capital stock ($.01 par value)	$1,950
Additional paid-in capital	2,152,608
Undistributed net investment income	85,145
Undistributed (accumulated) net realized gain (loss) from investment securities, securities sld short, futures contracts, written option and swaption contracts, swap agreements, and foreign currency transactions	63,307
Net unrealized appreciation (depreciation) on:
Investment securities	12,068
Futures contracts	3,074
Written swaption contracts	(2,947)
Swap agreements	7,752
Translation of assets and liabilities denominated in foreign currencies	1,327
Securities sold short	(87)

Net assets	$2,324,197

Net assets by class:
Initial Class	$1,951,442
Service Class	372,755
Shares outstanding:
Initial Class	163,658
Service Class	31,353
Net asset value and offering price per share:
Initial Class	$11.92
Service Class	11.89
STATEMENT OF OPERATIONS
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income	$377
Interest income	35,209
Securities lending income (net)	20

35,606

Expenses:
Management and advisory	6,156
Printing and shareholder reports	69
Custody	251
Administration	198
Legal	40
Audit and tax	22
Trustees	36
Transfer agent	13
Distribution and service:
Service Class	378
Interest on securities sold short	7
Other	11

Total expenses	7,181

Net investment income	28,425

Net realized gain (loss) on transactions from:
Investment securities	10,509
Futures contracts	6,356
Written option and swaption contracts	5,564
Swap agreements	(1,807)
Foreign currency transactions	14,591
Securities sold short	(1,048)

34,165

Net increase in unrealized appreciation (depreciation) on:
Investment securities	50,341
Futures contracts	125
Written swaption contracts	(2,342)
Swap agreements	2,991
Translation of assets and liabilities denominated in foreign currencies	1,763
Securities sold short	(827)

Change in unrealized appreciation (depreciation)	52,051

Net realized and unrealized gain	86,216

Net increase in net assets resulting from operations	$114,641

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica PIMCO Total Return VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2010 (unaudited)	December 31, 2009
From operations:
Net investment income	$28,425	$64,532
Net realized gain (loss) from investment securities futures contracts, written swaption contracts, swaps, and foreign currency transactions	34,165	29,750
Change in net unrealized appreciation (depreciation) on investment securities futures contracts, written swaption contracts, swaps, and foreign currency translation	52,051	110,106

Net increase in net assets resulting from operations	114,641	204,388

Distributions to shareholders:
From net investment income:
Initial Class	—	(75,009)

Service Class	—	(10,590)

	—	(85,599)
From net realized gains:
Initial Class	—	(36,844)
Service Class	—	(5,267)

	—	(42,111)

Total distributions to shareholders	—	(127,710)

Capital share transactions:
Proceeds from shares sold:
Initial Class	588,586	248,739
Service Class	136,856	188,456

	725,442	437,195

Dividends and distributions reinvested:
Initial Class	—	111,853
Service Class	—	15,857

	—	127,710

Cost of shares redeemed:
Initial Class	(99,357)	(281,209)
Service Class	(29,785)	(25,988)

	(129,142)	(307,197)

Net increase in net assets from capital shares transactions	596,300	257,708

Net increase in net assets	710,941	334,386

Net assets:
Beginning of period/year	1,613,256	1,278,870

End of period/year	$2,324,197	$1,613,256

Undistributed net investment income	$85,145	$56,720

Share activity:
Shares issued:
Initial Class	50,865	22,291
Service Class	11,830	16,853

	62,695	39,144

Shares issued-reinvested from distributions:
Initial Class	—	10,215
Service Class	—	1,447

	—	11,662

Shares redeemed:
Initial Class	(8,581)	(25,004)
Service Class	(2,577)	(2,324)

	(11,158)	(27,328)

Net increase (decrease) in shares outstanding:
Initial Class	42,284	7,502
Service Class	9,253	15,976

	51,537	23,478

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica PIMCO Total Return VP
FINANCIAL HIGHLIGHTS
(unaudited for the period June 30, 2010)
For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$11.25		$10.66	$11.65	$10.98	$10.91	$11.12
Investment operations
Net investment income(a)	0.17		0.52	0.55	0.50	0.45	0.36
Net realized and unrealized gain (loss)	0.50		1.16	(0.86)	0.46	—	(0.10)

Total operations	0.67		1.68	(0.31)	0.96	0.45	0.26

Distributions
From net investment income	—		(0.73)	(0.51)	(0.29)	(0.38)	(0.20)
From net realized gains	—		(0.36)	(0.17)	— (b)	—	(0.27)

Total distributions	—		(1.09)	(0.68)	(0.29)	(0.38)	(0.47)

Net asset value
End of period/year	$11.92		$11.25	$10.66	$11.65	$10.98	$10.91

Total return(c)	5.96	%(d)	16.03%	(2.79%)	8.95%	4.21%	2.33%
Net assets end of period/year (000’s)	$1,951,442		$1,365,123	$1,213,602	$1,292,286	$976,434	$726,038
Ratio and supplemental data
Expenses to average net assets	0.69	%(e)	0.70%	0.70%	0.70%	0.73%	0.74%
Net investment income, to average net assets	2.91	%(e)	4.62%	4.87%	4.47%	4.13%	3.28%
Portfolio turnover rate	380	%(d)	729%	740%	728%	709%	387%

For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$11.23		$10.66	$11.67	$11.00	$10.93	$11.16
Investment operations
Net investment income(a)	0.15		0.48	0.51	0.47	0.42	0.34
Net realized and unrealized gain (loss)	0.51		1.17	(0.85)	0.47	0.01	(0.11)

Total operations	0.66		1.65	(0.34)	0.94	0.43	0.23

Distributions
From net investment income	—		(0.72)	(0.50)	(0.27)	(0.36)	(0.19)
From net realized gains	—		(0.36)	(0.17)	—(b)	—	(0.27)

Total distributions	—		(1.08)	(0.67)	(0.27)	(0.36)	(0.46)

Net asset value
End of period/year	$11.89		$11.23	$10.66	$11.67	$11.00	$10.93

Total return(c)	5.88%(d)		15.75%	(3.07%)	8.80%	3.90%	2.03%
Net assets end of period/year (000’s)	$372,755		$248,133	$65,268	$32,336	$24,957	$23,661
Ratio and supplemental data
Expenses to average net assets	0.94%(e)		0.95%	0.97%	0.95%	0.98%	0.99%
Net investment income, to average net assets	2.64%(e)		4.28%	4.55%	4.23%	3.86%	3.10%
Portfolio turnover rate	380%(d)		729%	740%	728%	709%	387%

(a)	Calculated based on average number of shares outstanding.

(b)	Rounds to less than ($0.01).

(c)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	Not annualized.

(e)	Annualized.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica PIMCO Total Return VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PIMCO Total Return VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and pursuant to the terms of the repurchase agreement, must be collaterized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Forward foreign currency contracts: The Fund is subject to foreign currency exchange rate risk exposure in the normal course of pursuing its investment objectives. The Fund enters into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.
Open forward foreign currency contracts at June 30, 2010 are listed in the Schedule of Investments.
Option and swaption contracts: The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund enters into option contracts to manage exposure to various market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts; the possibility of an illiquid market; and an inability of the counterparty to meet the contract terms.
The Fund writes call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. When the Fund writes a covered call or put option/swaption, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. Premiums received from writing options/swaptions which expire are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. Options are marked-to-market daily to reflect the current value of the option/swaption written.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica PIMCO Total Return VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
The Fund purchases put and call options on foreign or U.S. securities, indices, futures, swaps (“swaptions”), and commodities. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Fund pays a premium, which is included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying futures, swaps, security, commodity, or currency transaction to determine the realized gain or loss. Realized gains or losses are reflected in the realized gains or losses of investment securities on the Statement of Operations.
The underlying face amounts of open option and swaption contracts at June 30, 2010 are listed in the Schedule of Investments.
Transactions in written options were as follows:

	Premium	Notional Amount
Balance at December 31, 2009	$428	$1,218
Sales	732	2,301
Closing Buys	(237)	(644)
Expirations	(923)	(2,875)
Exercised	—	—

Balance at June 30, 2010	$—	$—

Transactions in written swaptions were as follows:

	Premium	Notional Amount
Balance at December 31, 2009	$3,112	$294,900
Sales	4,221	668,200
Closing Buys	—	—
Expirations	(4,403)	(536,700)
Exercised	—	—

Balance at June 30, 2010	$2,930	$426,400

Futures contracts: The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount.
Subsequent payments (variation margin) are paid or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or security prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
The open futures contracts at June 30, 2010 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica PIMCO Total Return VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Swap agreements: Swap agreements are privately negotiated agreements between the Fund and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Fund enters into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations. Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:
Credit default swap agreements: The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund enters into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).
Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
The Fund sells credit default swaps which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps are disclosed in the Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedule of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered and the Fund would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.
Interest rate swap agreements: The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. To help hedge against this risk, the Fund enters into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. A fund with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. The risks of interest rate swaps include changes in market conditions will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Short sales: A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Fund is obligated to replace the borrowed securities at the market price at the time of replacement. The Fund’s obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Fund considers the short sale to be a borrowing by the Fund that is subject to the asset coverage requirements of the 1940 Act, as amended. The Fund incurs a profit or a loss, depending upon whether the market price of the securities decrease or increase between the date of the short sale and the date on which the Fund must replace the borrowed securities. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Fund may be unable to replace borrowed securities sold short.
The Fund when investing in short sales is liable for any dividends payable on securities while those securities are in a short position and also bears other costs, such as charges for the prime brokerage accounts, in connection with its short positions. These costs are reported as broker expense on short sales in the Statements of Operations.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica PIMCO Total Return VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Loan participations/assignments: Participations/assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Fund to supply additional cash to the borrowers on demand. Loan participations/assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Fund assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.
The Fund may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. Loan participations typically represent direct participation in loans to corporate borrowers, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy a portion of the loans, becoming part lenders. Loans are often administered by agent banks acting as agents for all holders. The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless, under the terms of the loans or other indebtedness, the portfolios have direct recourse against the corporate borrowers, the Fund may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.
The Fund held no unsecured loan participations at June 30, 2010.
To be announced (TBA) purchase commitments: TBA purchase commitments are entered to purchase securities for a fixed price at a future date, typically not to exceed 45 days. TBA purchase commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Fund’s other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.
Restricted and illiquid securities: Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.
The restricted and illiquid securities at June 30, 2010 are listed in the Schedule of Investments.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2010 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Cash overdraft: Throughout the period, the Fund may have cash overdraft balances. A fee is incurred on these overdrafts by a rate based on the federal funds rate.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2010.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at the amount of distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
Market and credit risk: On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”) into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced additional steps taken by it in connection with the conservatorship. The U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. Both the liquidity backstop and the mortgage-backed securities purchase program expired December 31, 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations associated with its mortgage-backed securities, including its guaranty obligations. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the FHFA determines that the FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.
Foreign securities in which their primary trading market closes at the same time or after the NYSE are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (“ADR”), financial futures, Exchange Traded Funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.
Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.
Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.
U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U. S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Option contracts and derivative instruments are carried at unrealized appreciation/depreciation, including forward contracts, swap contracts, and future contracts. These are generally categorized as a Level 2 in the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled by taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case for interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Fund using pricing models fall into this category and generally are categorized in Level 2 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.
The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2010 are disclosed at the end of the Fund’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, and ML Life Insurance Company of New York.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
TAM is the Fund’s investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI.
The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2010:

	Market	% of Net
	Value	Assets
Transamerica Asset Allocation-Conservative VP	$303,461	13.06%

Transamerica Asset Allocation-Moderate VP	511,266	22.00

Transamerica Asset Allocation-Moderate Growth VP	457,038	19.66

Transamerica International Moderate Growth VP	50,403	2.17

Transamerica BlackRock Tactical Allocation VP	16,659	0.72

Total	$1,338,827	57.61%

Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $250 million	0.675%
Over $250 million up to $750 million	0.65%
Over $750 million	0.60%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
1.00% Expense Limit
Prior to May 1, 2010, the expense limit was 1.20%.
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously reimbursed/waived fees.
During the period ended June 30, 2010, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture at June 30, 2010.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2011. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2010 were as follows:

Purchases of securities:
Long-term	$4,947,751
U.S. Government	2,240,892
Proceeds from maturities and sales of securities:
Long-term	5,142,631
U.S. Government	1,611,597
NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS
The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of forward foreign currency contracts, purchased options, swaps and written options and swaptions held at period end is indicative of the volume held throughout the period. The volume of futures contracts held throughout the period decreased from seven contracts at the beginning of the period to four contracts at the end of the period.
Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2010
Derivatives not accounted for as hedging instruments

	Interest rate	Foreign exchange	Credit
Location	contracts	contracts	contracts	Total
Asset derivatives
Swap agreements, at value	$498	$—	$9,417	$9,915
Unrealized appreciation on forward foreign currency contracts	—	3,923	—	3,923
Unrealized appreciation on futures contracts	3,074	—	—	3,074 *
Liability derivatives
Swap agreements, at value	(1)	—	(1,638)	(1,639)
Written swaptions, at value	(5,877)	—	—	(5,877)
Unrealized depreciation on forward foreign currency contracts	—	(2,842)	—	(2,842)

Total	($2,306)	$1,081	$7,779	$6,554

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 5. (continued)
Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010
Derivatives not accounted for as hedging instruments

	Interest Rate	Foreign exchange	Credit
Location	Contracts	contracts	contracts	Total
Realized Gain / (Loss) on derivative transactions
Net realized gain on written option and swaption contracts	$5,564	$—	$—	$5,564
Net realized (loss) on swap agreements	(1,119)	—	(688)	(1,807)
Net realized gain on futures contracts	6,356	—	—	6,356
Net realized gain on foreign currency transactions		16,708	—	16,708
Change in Unrealized Appreciation/(Depreciation) on derivative transactions
Net increase in unrealized (depreciation) on written swaption contracts	(2,342)	—	—	(2,342)
Net increase in unrealized appreciation on swap agreements	260	—	2,731	2,991
Net increase in unrealized appreciation on futures contracts	125	—	—	125
Net increase in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies		841	—	841

Total	$8,844	$17,549	$2,043	$28,436

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.
NOTE 6. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2007 — 2009), or expected to be taken in the Fund’s 2010 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.
NOTE 7. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica PIMCO Total Return VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica PIMCO Total Return VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Pacific Investment Management Company, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about standard fees charged to sub-advised funds and separate accounts, as well as composite and comparable fund performance information provided by the Sub-Adviser.. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Board also contemplated the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Portfolio’s performance was above the median for its peer universe for the past 1-, 3- and 5- year periods. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the total expenses of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer or will offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica PIMCO Total Return VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)
(unaudited)
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica ProFund UltraBear VP

UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
Fund Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (a)	Ending Account Value	Expenses Paid During Period (a)	Annualized Expense Ratio

Transamerica ProFund UltraBear VP	$1,000.00	$1,137.30	$6.52	$1,018.70	$6.16	1.23%

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following chart summarizes the Schedule of Investments of the fund by asset type) (unaudited)

Asset Type	% of Net Assets

Investment Companies	54.0%
Repurchase Agreement	17.7
Purchased Option	0.1
Other Assets and Liabilities — Net (a)	28.2

Total	100.0%

(a)	The Other Assets and Liabilities — Net category may include, but is not limited to, Forward Currency contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, and Securities Sold Short.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica ProFund UltraBear VP
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 54.0%
Capital Markets - 54.0%
SSC Government Money Market Fund	6,183,423	$6,183
SSgA Money Market Fund	6,183,423	6,184
SSgA Prime Money Market Fund	6,183,423	6,183
State Street Institutional Liquid Reserves Fund	6,183,423	6,184

Total Investment Companies (cost $24,734)		24,734

	Notional
	Amount	Value
PURCHASED OPTION - 0.1%
Call Options — 0.1%
S&P 500 Index	$65	3
Call Strike $1450.00
Expires 09/16/2010 Ә
Total Purchased Option (cost $4)

	Principal	Value

REPURCHASE AGREEMENT - 17.7%
State Street Bank & Trust Co. 0.00% ▲, dated 06/30/2010, to be repurchased at $8,119 on 07/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $8,282.	8,119	8,119
Total Repurchase Agreement (cost $8,119)

Total Investment Securities (cost $32,857) #		32,856
Other Assets and Liabilities — Net		12,934

Net Assets		$45,790

FUTURES CONTRACTS:
Description	Contracts é	Expiration Date	Net Unrealized Appreciation
S&P 500 E Mini Index	(1,629)	09/17/2010	$4,208
NOTES TO SCHEDULE OF INVESTMENTS:

Ә	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $3, or 0.01% of the fund’s net assets.

▲	Rate shown reflects the yield at 06/30/2010.

#	Aggregate cost for federal income tax purposes is $32,857. Aggregate gross and net unrealized depreciation for all securities in which there is an excess of tax cost over value was $1, respectively. Net unrealized depreciation for tax purposes is $1.

é	Contract amounts are not in thousands.

DEFINITIONS:

SSC	State Street Corporation

SSgA	State Street Global Advisors
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica ProFund UltraBear VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$24,734	$—	$—	$24,734
Equities — Derivative	—	3	—	3
Cash & Cash Equivalent — Repurchase Agreement	—	8,119	—	8,119
Total	$24,734	$8,122	$—	$32,856

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts — Appreciation	$—	$4,208	$—	$4,208
Total	$—	$4,208	$—	$4,208

*	Other financial instruments are derivative instruments. Futures Contracts, Forward Foreign Currency Contracts and Swap Contracts are valued at unrealized appreciation (depreciation) on the instrument.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica ProFund UltraBear VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $24,738)	$24,737
Repurchase agreement, at value (cost: $8,119)	8,119
Cash	8,459
Receivables:
Shares sold	3,835
Variation margin	697

45,847

Liabilities:
Accounts payable and accrued liabilities:
Management and advisory fees	28
Distribution and service fees	9
Administration fees	1
Audit and tax fees	18
Other	1

57

Net assets	$45,790

Net assets consist of:
Capital stock ($.01 par value)	$71
Additional paid-in capital	42,632
Accumulated net investment loss	(76)
Undistributed (accumulated) net realized gain (loss) from investment securities and futures contracts	(1,044)
Net unrealized appreciation (depreciation) on:
Investment securities	(1)
Futures contracts	4,208

Net assets	$45,790

Shares outstanding	7,093

Net asset value and offering price per share	$6.46
STATEMENT OF OPERATIONS
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

Investment income:
Interest income	— (a)

Expenses:
Management and advisory	53
Printing and shareholder reports	— (a)
Custody	5
Administration	1
Legal	— (a)
Audit and tax	17
Trustees	— (a)
Transfer agent	— (a)
Distribution and service	15

Total expenses	91

Less waiver	(15)

Net expenses	76

Net investment loss	(76)

Net realized gain (loss) on transactions from:
Investment securities	(1)

Futures contracts	(550)

(551)

Net increase in unrealized appreciation (depreciation) on:
Investment securities	(1)
Futures contracts	4,242

Change in unrealized appreciation (depreciation)	4,241

Net realized and unrealized gain	3,690

Net increase in net assets resulting from operations	$3,614

(a)	Rounds to less than $1.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica ProFund UltraBear VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2010 (unaudited)	December 31, 2009(a)
From operations:
Net investment loss	$(76)	$(5)
Net realized gain (loss) from investment securities and futures contracts	(551)	(493)
Change in net unrealized appreciation (depreciation) on investment securities futures and contracts	4,241	(34)

Net increase (decrease) in net assets resulting from operations	3,614	(532)

Capital share transactions:
Proceeds from shares sold:	59,157	4,071
Cost of shares redeemed:	(17,976)	(2,544)

Net increase in net assets from capital shares transactions	41,181	1,527

Net increase in net assets	44,795	995

Net assets:
Beginning of period/year	$995	$—

End of period/year	$45,790	$995

Accumulated net investment loss	$(76)	$—

Share activity:
Shares issued	10,232	564
Shares redeemed	(3,314)	(389)

Net increase (decrease) in shares outstanding	6,918	175

(a)	The Fund commenced operations on May 1, 2009.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica ProFund UltraBear VP
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2010)
For a share outstanding throughout each period

	Service Class
	Period ended June 30, 2010		May 1 to Dec 31, 2009(a)
Net asset value
Beginning of period/year	$5.68		$10.00
Investment operations
Net investment loss(b) (c)	(0.03)		(0.05)
Net realized and unrealized gain (loss)	0.81		(4.27)

Total operations	0.78		(4.32)

Net asset value
End of period/year	$6.46		$5.68

Total return(d)	13.73	%(e)	(43.20	%)(e)
Net assets end of period/year (000’s)	$45,790		$995
Ratio and supplemental data
Expenses to average net assets(f)
After reimbursement/fee waiver	1.23	%(g)	1.23	%(g)
Before reimbursement/fee waiver	1.48	%(g)	12.53	%(g)
Net investment loss, to average net assets(c)	(1.22	%)(g)	(1.21	%)(g)
Portfolio turnover rate	—	%(e)	—	%(e)

(a)	The Fund commenced operations on May 1, 2009.

(b)	Calculated based on average number of shares outstanding.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(e)	Not annualized.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	Annualized.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica ProFund UltraBear VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica ProFund UltraBear VP (the “Fund”) is part of TST.
The Fund currently offers one class of shares: a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and pursuant to the terms of the repurchase agreement, must be collaterized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Option and swaption contracts: The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund enters into option contracts to manage exposure to various market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts; the possibility of an illiquid market; and an inability of the counterparty to meet the contract terms.
The Fund purchases put and call options on foreign or U.S. securities, indices, futures, swaps (“swaptions”), and commodities. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Fund pays a premium, which is included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying futures, swaps, security, commodity, or currency transaction to determine the realized gain or loss. Realized gains or losses are reflected in the realized gains or losses of investment securities on the Statement of Operations.
The underlying face amounts of open option contracts at June 30, 2010 are listed in the Schedule of Investments.
Futures contracts: The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund uses futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount.
Subsequent payments (variation margin) are paid or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or security prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
The underlying face amounts of open futures contracts at June 30, 2010 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.
Cash overdraft: Throughout the period, the Fund may have cash overdraft balances. A fee is incurred on these overdrafts by a rate based on the federal funds rate.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica ProFund UltraBear VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2010.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from investment companies, if any, are recorded on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at the amount of distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied.They are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.
Derivative instruments: Option contracts and derivative instruments are carried at unrealized appreciation/depreciation, including forward contracts, swap contracts, and futures contracts. These are generally categorized as a Level 2 in the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled by taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case for interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Fund using pricing models fall into this category and generally are categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica ProFund UltraBear VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2010, is disclosed at the end of the Fund’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, and ML Life Insurance Company of New York.
Transamerica Asset Management, Inc. (“TAM”) is the Fund’s investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI.
At the commencement of operations, TAM, an affiliate of the Fund, invested in the Fund. As of June 30, 2010, TAM had remaining investments in the Fund as follows:

	Market Value	% of Fund’s Net Assets
Service Class	$161	0.35%
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $250 million	0.85%
Over $250 million up to $750 million	0.80%
Over $750 billion	0.75%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
0.98% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2010, the amount reimbursed/waived by the adviser was $15. The following amounts were available for recapture at June 30, 2010:

	Reimbursement of Expenses	Available for Recapture Through
Fiscal Year 2009:	$47	12/31/2012
Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.
The Fund is authorized under the Distribution Plan to pay fees up to a limit of 0.25% for Service Class.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica ProFund UltraBear VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
There were no proceeds from securities purchased or securities sold (excluding short-term securities) for the period ended June 30, 2010.
NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS
The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of derivatives held at period end is indicative of the volume held throughout the period. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:
Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2010
Derivatives not accounted for as hedging instruments

	Equity
Location	contracts
Asset derivatives
Purchased options and swaptions, at value	$3
Unrealized appreciation on futures contracts	4,208	*
Total	$4,211

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities
Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010
Derivatives not accounted for as hedging instruments

Equity
Location	contracts
Realized Gain/(Loss) on derivative transactions
Net realized (loss) on purchased options	$(1)
Net realized (loss) on futures contracts	(550)
Change in Unrealized Appreciation/(Depreciation) on derivative transactions
Net (decrease) in unrealized (depreciation) on purchased options	(1)
Net increase in unrealized appreciation on futures contracts	4,242
Total	$3,690
For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica ProFund UltraBear VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 6. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for the open tax year (2009), or expected to be taken in the Fund’s 2010 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.
NOTE 7. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica ProFund UltraBear VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica ProFund UltraBear (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and ProFund Advisors, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Board also contemplated the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009, noting that the Portfolio’s inception date was May 1, 2009. The Board noted that the Portfolio’s performance was below the median for its peer universe for the period since inception. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Portfolio’s contractual management fee and total expenses of the Portfolio were below the medians for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Small/Mid Cap Value VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (a)	Value	During Period (a)	Expense Ratio

Transamerica Small/Mid Cap Value VP
Initial Class	$1,000.00	$949.80	$4.21	$1,020.48	$4.36	0.87%
Service Class	1,000.00	948.80	5.41	1,019.24	5.61	1.12

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Common Stock	100.8%
Securities Lending Collateral	26.0
Repurchase Agreement	0.3
Other Assets and Liabilities — Net	(27.1)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Small/Mid Cap Value VP
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 100.8%
Aerospace & Defense - 2.0%
Hexcel Corp. ‡^	292,715	$4,540
Airlines - 3.0%
Continental Airlines, Inc. — Class B ‡^	313,540	6,898
Biotechnology - 2.6%
Martek Biosciences Corp. ‡^	246,925	5,855
Capital Markets - 4.0%
Cohen & Steers, Inc. ^	194,245	4,029
Raymond James Financial, Inc. ^	205,000	5,061
Chemicals - 3.1%
Georgia Gulf Corp. ‡^	184,420	2,460
Intrepid Potash, Inc. ‡^	232,540	4,551
Commercial Banks - 9.0%
City National Corp. ^	143,750	7,364
Marshall & Ilsley Corp. ^	822,270	5,904
PrivateBancorp, Inc. — Class A ^	308,200	3,415
SVB Financial Group ‡^	90,100	3,715
Commercial Services & Supplies - 0.3%
Steelcase, Inc. — Class A	76,300	591
Communications Equipment - 3.0%
Brocade Communications Systems, Inc. ‡^	636,320	3,283
Harmonic Lightwaves, Inc. ‡^	658,489	3,583
Construction & Engineering - 2.0%
Chicago Bridge & Iron Co. NV — Class Y ‡	241,758	4,547
Diversified Consumer Services - 2.7%
Sotheby’s ^	264,260	6,044
Electric Utilities - 1.9%
Hawaiian Electric Industries, Inc. ^	187,205	4,264
Electrical Equipment - 2.1%
General Cable Corp. ‡^	180,170	4,802
Energy Equipment & Services - 3.2%
Oceaneering International, Inc. ‡^	79,000	3,547
Oil States International, Inc. ‡^	96,915	3,836
Health Care Equipment & Supplies - 4.8%
Cooper Cos., Inc. ^	153,600	6,111
Hologic, Inc. ‡^	345,595	4,814
Household Durables - 2.1%
Tupperware Brands Corp. ^	119,835	4,775
Insurance - 3.6%
HCC Insurance Holdings, Inc. ^	328,285	8,128
Life Sciences Tools & Services - 2.5%
Charles River Laboratories International, Inc. ‡	166,495	5,696
Machinery - 9.0%
AGCO Corp. ‡^	153,000	4,126
Manitowoc Co., Inc. ^	292,410	2,673
Navistar International Corp. ‡^	105,165	5,174
Titan International, Inc. ^	349,925	3,489
Watts Water Technologies, Inc. — Class A ^	180,415	5,171
Marine - 2.0%
Kirby Corp. ‡	119,180	4,559
Media - 3.6%
Arbitron, Inc. ^	134,150	3,438
Lamar Advertising Co. — Class A ‡^	195,015	4,781
Metals & Mining - 5.8%
Carpenter Technology Corp. ^	170,000	5,581
Globe Specialty Metals, Inc. ‡^	426,630	4,407
Thompson Creek Metals Co., Inc. ‡^	369,115	3,204
Multiline Retail - 2.3%
Saks, Inc. ‡^	693,110	5,261
Real Estate Investment Trusts - 7.6%
BioMed Realty Trust, Inc. ^	255,000	4,103
Douglas Emmett, Inc. ^	314,608	4,474
Kilroy Realty Corp. ^	97,896	2,910
Omega Healthcare Investors, Inc. ^	295,718	5,894
Real Estate Management & Development - 3.1%
Jones Lang Lasalle, Inc. ^	108,595	7,128
Road & Rail - 3.0%
Kansas City Southern ‡^	186,630	6,784
Software - 3.1%
Aspen Technology, Inc. ‡^	377,695	4,113
THQ, Inc. ‡^	665,815	2,876
Specialty Retail - 1.8%
Office Depot, Inc. ‡^	1,025,375	4,143
Trading Companies & Distributors - 5.7%
Beacon Roofing Supply, Inc. ‡^	293,780	5,294
United Rentals, Inc. ‡^	301,000	2,805
WESCO International, Inc. ‡^	141,100	4,751
Water Utilities - 1.9%
Aqua America, Inc. ^	240,980	4,261

Total Common Stocks (cost $210,931)		229,213

	Shares	Value

SECURITIES LENDING COLLATERAL - 26.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.25% ▲	59,062,949	59,063
Total Securities Lending Collateral (cost $59,063)

	Principal	Value

REPURCHASE AGREEMENT - 0.3%
State Street Bank & Trust Co.
0.00% ▲, dated 06/30/2010, to be repurchased at $730 on 07/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $749.	$730	730
Total Repurchase Agreement (cost $730)

Total Investment Securities (cost $270,724) #		289,006
Other Assets and Liabilities — Net		(61,676)

Net Assets		$227,330

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Small/Mid Cap Value VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $57,414.

‡	Non-income producing security.

♦	Value is less than $1.

▲	Rate shown reflects the yield at 06/30/2010.

#	Aggregate cost for federal income tax purposes is $270,724. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $34,555 and $16,273, respectively. Net unrealized appreciation for tax purposes is $18,282.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total

Equities — Consumer Discretionary	$28,442	$–	$–	$28,442
Equities — Energy	7,383	–	–	7,383
Equities — Financials	62,125	–	–	62,125
Equities — Health Care	22,476	–	–	22,476
Equities — Industrials	66,204	–	–	66,204
Equities — Information Technology	13,855	–	–	13,855
Equities — Materials	20,203	–	–	20,203
Equities — Utilities	8,525	–	–	8,525
Cash & Cash Equivalent — Repurchase Agreement	–	730	–	730
Cash & Cash Equivalent — Securities Lending Collateral	59,063	–	–	59,063

Total	$288,276	$730	$–	$289,006

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Small/Mid Cap Value VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $269,994) (including securities loaned of $57,414)	$288,276
Repurchase agreement, at value (cost: $730)	730
Receivables:
Investment securities sold	2,380
Shares sold	36
Securities lending income (net)	10
Dividends	216

291,648

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	2,170
Shares redeemed	2,855
Management and advisory fees	180
Distribution and service fees	7
Administration fees	4
Printing and shareholder reports fees	22
Audit and tax fees	10
Other	7
Collateral for securities on loan	59,063

64,318

Net assets	$227,330

Net assets consist of:
Capital stock ($.01 par value)	$148
Additional paid-in capital	239,527
Undistributed net investment income	2,118
Undistributed (accumulated) net realized gain (loss) from investment securities	(32,745)
Net unrealized appreciation (depreciation) on:
Investment securities	18,282

Net assets	$227,330

Net assets by class:
Initial Class	$199,290
Service Class	28,040
Shares outstanding:
Initial Class	12,997
Service Class	1,846
Net asset value and offering price per share:
Initial Class	$15.33
Service Class	15.19
STATEMENT OF OPERATIONS
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income	$1,130
Interest income	— (a)
Securities lending income (net)	39

1,169

Expenses:
Management and advisory	1,039
Printing and shareholder reports	22
Custody	16
Administration	26
Legal	5
Audit and tax	8
Trustees	5
Transfer agent	2
Distribution and service:
Service Class	37
Other	2

Total expenses	1,162

Net investment income	7

Net realized gain (loss) on transactions from:

Investment securities	10,855

Net decrease in unrealized appreciation (depreciation) on:
Investment securities	(23,515)

Net realized and unrealized loss	(12,660)

Net decrease in net assets resulting from operations	$(12,653)

(a)	Rounds to less than $1.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Small/Mid Cap Value VP
STATEMENTS OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2010	December 31,
	(unaudited)	2009
From operations:
Net investment income	$7	$2,111
Net realized gain (loss) from investment securities	10,855	12,364
Change in net unrealized appreciation (depreciation) on investment securities	(23,515)	60,035

Net increase (decrease) in net assets resulting from operations	(12,653)	74,510

Distributions to shareholders:
From net investment income:
Initial Class	—	(6,087)
Service Class	—	(437)

	—	(6,524)

Total distributions to shareholders	—	(6,524)

Capital share transactions:
Proceeds from shares sold:
Initial Class	15,098	16,154
Service Class	13,827	11,489

	28,925	27,643

Dividends and distributions reinvested:
Initial Class	—	6,086
Service Class	—	437

	—	6,523

Cost of shares redeemed:
Initial Class	(27,672)	(38,921)
Service Class	(7,912)	(5,197)

	(35,584)	(44,118)

Net decrease in net assets from capital shares transactions	(6,659)	(9,952)

Net increase (decrease) in net assets	(19,312)	58,034

Net assets:
Beginning of period/year	246,642	188,608

End of period/year	$227,330	$246,642

Undistributed net investment income	$2,118	$2,111

Share activity:
Shares issued:
Initial Class	860	1,201
Service Class	800	788

	1,660	1,989

Shares issued-reinvested from distributions:
Initial Class	—	406
Service Class	—	29

	—	435

Shares redeemed:
Initial Class	(1,631)	(3,016)
Service Class	(479)	(391)

	(2,110)	(3,407)

Net increase (decrease) in shares outstanding:
Initial Class	(771)	(1,409)
Service Class	321	426

	(450)	(983)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Small/Mid Cap Value VP
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2010)
For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$16.14		$11.60	$22.10	$19.58	$18.33	$16.94
Investment operations
Net investment income(a)	—	(b)	0.14	0.28	0.34	0.19	0.16
Net realized and unrealized gain (loss)	(0.81)		4.84	(8.43)	4.35	2.94	2.11

Total operations	(0.81)		4.98	(8.15)	4.69	3.13	2.27

Distributions
From net investment income	—		(0.44)	(0.29)	(0.21)	(0.18)	(0.08)
From net realized gains	—		—	(2.06)	(1.96)	(1.70)	(0.80)

Total distributions	—		(0.44)	(2.35)	(2.17)	(1.88)	(0.88)

Net asset value
End of period/year	$15.33		$16.14	$11.60	$22.10	$19.58	$18.33

Total return(c)	(5.02	%)(d)	43.21%	(40.86%)	24.74%	18.05%	13.56%
Net assets end of period/year (000’s)	$199,290		$222,235	$175,980	$463,795	$409,879	$407,351
Ratio and supplemental data
Expenses to average net assets	0.87	%(e)	0.88%	0.86%	0.85%	0.86%	0.86%
Net investment income, to average net assets	0.03	%(e)	1.03%	1.52%	1.57%	0.98%	0.92%
Portfolio turnover rate	32	%(d)	89%	60%	18%	24%	33%
For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$16.01		$11.49	$21.94	$19.48	$18.26	$16.92
Investment operations
Net investment income (loss)(a)	(0.02)		0.12	0.23	0.27	0.14	0.15
Net realized and unrealized gain (loss)	(0.80)		4.78	(8.36)	4.33	2.94	2.06

Total operations	(0.82)		4.90	(8.13)	4.60	3.08	2.21

Distributions
From net investment income	—		(0.38)	(0.26)	(0.18)	(0.16)	(0.07)
From net realized gains	—		—	(2.06)	(1.96)	(1.70)	(0.80)

Total distributions	—		(0.38)	(2.32)	(2.14)	(1.86)	(0.87)

Net asset value
End of period/year	$15.19		$16.01	$11.49	$21.94	$19.48	$18.26

Total return(c)	(5.12	%)(d)	42.90%	(41.05%)	24.39%	17.82%	13.26%
Net assets end of period/year (000’s)	$28,040		$24,407	$12,628	$31,226	$15,822	$10,717
Ratio and supplemental data
Expenses to average net assets	1.12	%(e)	1.13%	1.11%	1.10%	1.11%	1.11%
Net investment income (loss), to average net assets	(0.20	%)(e)	0.91%	1.29%	1.27%	0.73%	0.82%
Portfolio turnover rate	32	%(d)	89%	60%	18%	24%	33%

(a)	Calculated based on average number of shares outstanding.

(b)	Rounds to less than or $0.01.

(c)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)	Not annualized.

(e)	Annualized.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Small/Mid Cap Value VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Small/Mid Cap Value VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must be collaterized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2010 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2010.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at the amount of distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Small/Mid Cap Value VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and is generally categorized in Level 2.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.
The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2010, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, are disclosed at the end of the Fund’s Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Small/Mid Cap Value VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, and ML Life Insurance Company of New York.
TAM is the Fund’s investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Investment Management, LLC (“TIM”) is both an affiliate of the Fund and sub-adviser of the Fund.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, TIM, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TIM, TFS, and TCI.
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $500 million	0.80%
Over $500 million	0.75%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
0.89% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2010, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture at June 30, 2010.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2011. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Small/Mid Cap Value VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2010 were as follows:

Purchases of securities:
Long-term	$80,483
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	82,463
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2007 – 2009), or expected to be taken in the Fund’s 2010 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Small/Mid Cap Value VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Small/Mid Cap Value VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Transamerica Investment Management, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including composite information about fees and performance provided by the Sub-Adviser. The Trustees noted that TAM and the Sub-Adviser do not manage any comparable separate accounts. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also contemplated the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Portfolio’s performance was above the median for its peer universe for the past 1-, 3-, 5-, and 10-year periods. It was noted that the current management team took over the Portfolio on October 1, 2008. The Trustees also noted that the Sub-Adviser had named a new lead portfolio manager for the Portfolio. The Trustees agreed that they would monitor the portfolio manager transition and performance going forward. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Portfolio’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the total expenses of the Portfolio were below the medians for its peer group and peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica T. Rowe Price Small Cap VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (a)	Value	During Period (a)	Expense Ratio

Transamerica T. Rowe Price Small Cap VP
Initial Class	$1,000.00	$991.50	$4.20	$1,020.58	$4.26	0.85%
Service Class	1,000.00	989.90	5.43	1,019.34	5.51	1.10

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Common Stock	99.6%
Securities Lending Collateral	8.3
Repurchase Agreement	0.2
Other Assets and Liabilities — Net	(8.1)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica T. Rowe Price Small Cap VP
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS — 99.6%
Aerospace & Defense — 1.7%
Esterline Technologies Corp. ‡	9,100	$432
GenCorp, Inc. ‡ ^	46,100	202
HEICO Corp. — Class A	6,625	179
Hexcel Corp. ‡ ^	24,700	383
TASER International, Inc. ‡	30,200	118
Transdigm Group, Inc.	13,100	668
Triumph Group, Inc.	4,700	313
Air Freight & Logistics — 0.9%
Hub Group, Inc. — Class A ‡	20,700	621
UTI Worldwide, Inc.	41,400	513
Airlines — 0.9%
Allegiant Travel Co. — Class A	9,800	418
UAL Corp. ‡	38,000	782
Auto Components — 1.0%
Gentex Corp.	13,700	246
Tenneco, Inc. ‡	18,400	388
TRW Automotive Holdings Corp. ‡ ^	22,600	623
Automobiles — 0.3%
Avis Budget Group, Inc. ‡ ^	39,300	386
Beverages — 0.6%
Boston Beer Co., Inc. — Class A ‡	10,900	735
Biotechnology — 5.5%
Acorda Therapeutics, Inc. ‡	8,900	277
Alexion Pharmaceuticals, Inc. ‡	17,200	880
Alkermes, Inc. ‡ ^	31,100	387
Allos Therapeutics, Inc. ‡ ^	9,300	57
Alnylam Pharmaceuticals, Inc. ‡	8,900	134
Arqule, Inc. ‡	15,700	68
Array Biopharma, Inc. ‡	10,900	33
BioMarin Pharmaceutical, Inc. ‡ ^	23,900	453
Cepheid, Inc. ‡ ^	14,700	235
Cubist Pharmaceuticals, Inc. ‡ ^	12,600	260
Human Genome Sciences, Inc. ‡ ^	39,300	891
Idenix Pharmaceuticals, Inc. ‡	37,800	189
Incyte Corp., Ltd. ‡ ^	79,700	882
InterMune, Inc. ‡	13,800	129
Isis Pharmaceuticals, Inc. ‡ ^	7,100	68
Lexicon Pharmaceuticals, Inc. ‡	39,800	51
Momenta Pharmaceuticals, Inc. ‡	9,200	113
Onyx Pharmaceuticals, Inc. ‡	12,900	279
Pharmasset, Inc. ‡ ^	8,200	224
Regeneron Pharmaceuticals, Inc. ‡ ^	22,900	511
Rigel Pharmaceuticals, Inc. ‡ ^	2,800	20
Seattle Genetics, Inc. ‡	19,200	230
Senomyx, Inc. ‡	21,800	83
Theravance, Inc. ‡	10,400	131
United Therapeutics Corp. ‡	11,000	537
Zymogenetics, Inc. ‡ ^	14,500	61
Building Products — 0.0%∞
Builders FirstSource, Inc. ‡	14,800	36
Capital Markets — 1.3%
Affiliated Managers Group, Inc. ‡ ^	11,300	688
Cohen & Steers, Inc. ^	4,100	85
E*Trade Financial Corp. ‡	7,360	87
Greenhill & Co., Inc.	4,600	281
Knight Capital Group, Inc. — Class A ‡ ^	17,500	241
Penson Worldwide, Inc. ‡ ^	7,600	43
Stifel Financial Corp. ‡	6,300	273
Chemicals — 1.5%
Intrepid Potash, Inc. ‡ ^	12,300	241
Koppers Holdings, Inc.	11,600	261
Nalco Holding Co.	15,600	319
Scotts Miracle-Gro Co. — Class A	3,700	164
Solutia, Inc. ‡	25,200	330
WR Grace & Co. ‡	28,400	598
Commercial Banks — 1.5%
Glacier Bancorp, Inc. ^	16,500	242
Pinnacle Financial Partners, Inc. ‡	12,000	154
Signature Bank ‡	19,400	738
SVB Financial Group ‡	12,600	520
Texas Capital Bancshares, Inc. ‡ ^	20,900	343
Commercial Services & Supplies — 1.7%
ACCO Brands Corp. ‡	22,600	113
Brink’s Co.	6,300	120
Cenveo, Inc. ‡	40,700	223
Clean Harbors, Inc. ‡ ^	6,400	425
Rollins, Inc.	12,200	252
US Ecology, Inc. ^	8,300	121
Waste Connections, Inc. ‡	27,025	943
Communications Equipment — 4.3%
Acme Packet, Inc. ‡	12,300	331
Adtran, Inc.	19,100	521
Arris Group, Inc. ‡ ^	27,400	279
Blue Coat Systems, Inc. ‡ ^	23,800	486
Cogo Group, Inc. ‡ ^	20,400	127
CommScope, Inc. ‡	21,600	513
Comtech Telecommunications Corp. ‡	14,900	446
F5 Networks, Inc. ‡	18,800	1,290
JDS Uniphase Corp. ‡	54,900	540
Plantronics, Inc.	17,400	498
Polycom, Inc. ‡ ^	21,012	626
Computers & Peripherals — 0.3%
Synaptics, Inc. ‡	13,900	382
Construction & Engineering — 0.3%
MYR Group, Inc. ‡	7,200	120
Quanta Services, Inc. ‡	14,176	293
Consumer Finance — 0.1%
World Acceptance Corp. ‡	4,800	184
Containers & Packaging — 0.4%
Crown Holdings, Inc. ‡	13,900	348
Greif, Inc. — Class A	4,200	233
Distributors — 0.3%
LKQ Corp. ‡	18,300	353
Diversified Consumer Services — 1.4%
American Public Education, Inc. ‡ ^	6,300	275
Capella Education Co. ‡ ^	6,500	529
ITT Educational Services, Inc. ‡	3,600	299
Matthews International Corp. — Class A	10,000	293
Steiner Leisure, Ltd. ‡	11,300	434
Diversified Financial Services — 1.0%
Interactive Brokers Group, Inc. — Class A ‡ ^	12,000	199
MSCI, Inc. — Class A ‡	30,088	824
NewStar Financial, Inc. ‡	47,300	301
Diversified Telecommunication Services — 0.4%
Premiere Global Services, Inc. ‡ ^	22,700	144
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica T. Rowe Price Small Cap VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Diversified Telecommunication Services — (continued)
TW Telecom, Inc. — Class A ‡ ^	22,400	$374
Electrical Equipment — 2.0%
Acuity Brands, Inc. ^	18,200	662
General Cable Corp. ‡	13,000	346
II-VI, Inc. ‡	16,100	477
Thomas & Betts Corp. ‡	13,100	455
Woodward Governor Co.	28,800	735
Electronic Equipment & Instruments — 2.3%
Anixter International, Inc. ‡ ^	9,600	409
Cyberoptics Corp. ‡	36,300	351
Dolby Laboratories, Inc. — Class A ‡	16,100	1,009
Itron, Inc. ‡	8,600	532
Power-One, Inc. ‡	26,500	179
Rofin-Sinar Technologies, Inc. ‡ ^	10,100	210
Trimble Navigation, Ltd. ‡	9,500	266
TTM Technologies, Inc. ‡ ^	5,800	55
Energy Equipment & Services — 3.9%
Atwood Oceanics, Inc. ‡	15,100	385
Complete Production Services, Inc. ‡	28,900	413
Core Laboratories NV ^	8,800	1,298
Dawson Geophysical Co. ‡ ^	6,100	130
Dril-Quip, Inc. ‡	8,000	352
Gulf Island Fabrication, Inc. ^	10,700	166
Helix Energy Solutions Group, Inc. ‡	15,800	170
Ion Geophysical Corp. ‡	24,700	86
Oceaneering International, Inc. ‡	7,800	350
Oil States International, Inc. ‡	19,900	788
Superior Energy Services, Inc. ‡	19,900	372
Tesco Corp. ‡	24,100	296
TETRA Technologies, Inc. ‡	22,100	201
Unit Corp. ‡	2,800	114
Food Products — 0.4%
American Italian Pasta Co. — Class A ‡	10,200	539
Health Care Equipment & Supplies — 3.7%
American Medical Systems Holdings, Inc. ‡	21,000	465
Arthrocare Corp. ‡	7,300	224
Edwards Lifesciences Corp. ‡ ^	11,000	616
Idexx Laboratories, Inc. ‡ ^	12,600	767
Immucor, Inc. ‡	15,600	297
Integra LifeSciences Holdings Corp. ‡	6,600	244
Masimo Corp.	10,200	243
Meridian Bioscience, Inc. ^	26,150	445
Orthofix International NV ‡	8,800	282
Sirona Dental Systems, Inc. ‡	10,800	376
Stereotaxis, Inc. ‡ ^	10,600	35
STERIS Corp. ^	8,900	277
Thoratec Corp. ‡ ^	13,600	581
Health Care Providers & Services — 4.3%
Alliance Healthcare Services, Inc. ‡ ^	25,900	105
Amedisys, Inc. ‡	10,266	451
Catalyst Health Solutions, Inc. ‡ ^	13,600	470
Centene Corp. ‡	16,300	350
Chemed Corp. ^	4,600	251
Chindex International, Inc. ‡ ^	2,900	36
Corvel Corp. ‡	5,800	196
Gentiva Health Services, Inc. ‡	16,000	432
Healthsouth Corp. ‡ ^	24,200	453
Healthspring, Inc. ‡	10,200	158
Healthways, Inc. ‡ ^	8,400	100
Inventiv Health, Inc. ‡	10,600	271
Mednax, Inc. ‡	5,800	323
PharMerica Corp. ‡	21,900	321
PSS World Medical, Inc. ‡ ^	14,100	298
Psychiatric Solutions, Inc. ‡	12,100	396
Sun Healthcare Group, Inc. ‡	23,300	188
Tenet Healthcare Corp. ‡	120,800	525
VCA Antech, Inc. ‡	15,600	386
Health Care Technology — 1.0%
Allscripts-Misys Healthcare Solutions, Inc. ‡	16,900	272
Cerner Corp. ‡ ^	6,700	509
Eclipsys Corp. ‡	10,600	189
MedAssets, Inc. ‡ ^	11,700	270
Vital Images, Inc. ‡	7,800	99
Hotels, Restaurants & Leisure — 3.1%
CEC Entertainment, Inc. ‡	7,400	261
Cheesecake Factory, Inc. ‡ ^	24,600	548
Chipotle Mexican Grill, Inc. ‡	4,800	657
Choice Hotels International, Inc. ^	6,000	181
Denny’s Corp. ‡ ^	44,400	115
National Cinemedia, Inc.	15,300	255
Panera Bread Co. — Class A ‡ ^	7,500	565
PF Chang’s China Bistro, Inc.	9,900	393
Red Robin Gourmet Burgers, Inc. ‡	7,600	130
WMS Industries, Inc. ‡ ^	24,150	947
Household Durables — 0.7%
Jarden Corp.	11,600	312
Tempur-Pedic International, Inc. ‡	19,200	590
Household Products — 0.3%
Church & Dwight Co., Inc. ^	6,800	426
Insurance — 0.9%
Amtrust Financial Services, Inc. ^	16,500	199
HCC Insurance Holdings, Inc.	19,400	480
Navigators Group, Inc. ‡	4,400	181
StanCorp Financial Group, Inc.	8,300	336
Internet & Catalog Retail — 1.3%
Blue Nile, Inc. ‡ ^	1,700	80
HSN, Inc. ‡	14,600	350
PetMed Express, Inc.	13,600	242
priceline.com, Inc. ‡	4,100	724
Shutterfly, Inc. ‡	12,500	300
Internet Software & Services — 2.1%
Art Technology Group, Inc. ‡ ^	38,200	131
AsiaInfo Holdings, Inc. ‡ ^	13,700	299
J2 Global Communications, Inc. ‡	18,500	404
Mercadolibre, Inc. ‡ ^	10,600	557
Perficient, Inc. ‡	28,100	250
RealNetworks, Inc. ‡	75,000	248
SINA Corp. ‡	9,200	324
Sohu.com, Inc. ‡	7,000	288
Valueclick, Inc. ‡	21,100	226
IT Services — 3.3%
CACI International, Inc. — Class A ‡ ^	2,800	119
Cybersource Corp. ‡	16,500	421
Genpact, Ltd. ‡ ^	19,300	300
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica T. Rowe Price Small Cap VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

IT Services — (continued)
Global Payments, Inc.	17,720	$647
Heartland Payment Systems, Inc. Λ	7,420	110
ManTech International Corp. — Class A ‡	4,300	183
NCI, Inc. — Class A ‡	30,000	677
NeuStar, Inc. — Class A ‡	13,400	276
SRA International, Inc. — Class A ‡	11,300	222
Teletech Holdings, Inc. ‡	20,600	266
TNS, Inc. ‡ Λ	16,600	290
Unisys Corp. ‡	11,390	211
VeriFone Holdings, Inc. ‡	21,800	413
Wright Express Corp. ‡	8,500	252
Leisure Equipment & Products — 0.9%
Brunswick Corp. Λ	27,400	341
Polaris Industries, Inc.	11,400	622
Pool Corp.	13,000	285
Life Sciences Tools & Services — 2.2%
AMAG Pharmaceuticals, Inc. ‡	1,800	62
Bio-Rad Laboratories, Inc. — Class A ‡	4,600	398
Bruker Corp. ‡	17,200	209
Dionex Corp. ‡	3,850	287
eResearchTechnology, Inc. ‡	16,700	132
Exelixis, Inc. ‡	37,500	130
Illumina, Inc. ‡	15,100	657
Mettler-Toledo International, Inc. ‡ Λ	6,200	692
Parexel International Corp. ‡	15,100	327
Machinery — 4.8%
Actuant Corp. — Class A Λ	43,700	822
Bucyrus International, Inc. — Class A	4,500	214
Chart Industries, Inc. ‡	16,100	251
Gardner Denver, Inc.	20,200	900
Graco, Inc. Λ	16,900	476
IDEX Corp.	17,100	489
John Bean Technologies Corp. Λ	16,100	246
Middleby Corp. ‡ Λ	9,400	500
Nacco Industries, Inc. — Class A	2,500	222
Nordson Corp. Λ	7,700	432
Robbins & Myers, Inc.	8,600	187
Toro Co.	15,000	736
Valmont Industries, Inc. Λ	4,000	291
Wabtec Corp.	14,200	566
Marine — 0.5%
Horizon Lines, Inc. — Class A	17,100	72
Kirby Corp. ‡	14,600	559
Media — 2.3%
CTC Media, Inc.	20,600	297
John Wiley & Sons, Inc. — Class A	12,800	495
Knology, Inc. ‡	18,900	207
Liberty Media Corp. — Capital — Series A ‡	25,100	1,052
Madison Square Garden, Inc. ‡	15,200	299
Sirius XM Radio, Inc. ‡	717,700	681
Metals & Mining — 0.7%
Carpenter Technology Corp.	10,400	341
Compass Minerals International, Inc.	7,300	513
Stillwater Mining Co. ‡	9,200	107
Multiline Retail — 0.5%
Big Lots, Inc. ‡	21,500	690
Oil, Gas & Consumable Fuels — 3.4%
Arena Resources, Inc. ‡	9,400	300
Atlas Energy, Inc. ‡	20,100	544
Bill Barrett Corp. ‡ Λ	6,400	197
Cabot Oil & Gas Corp.	2,200	69
Comstock Resources, Inc. ‡	16,500	457
Concho Resources, Inc. ‡	17,600	975
Patriot Coal Corp. ‡	22,200	261
Penn Virginia Corp. Λ	13,000	261
Rex Energy Corp. ‡	10,900	110
SM Energy Co.	21,800	875
Whiting Petroleum Corp. ‡	5,800	455
Personal Products — 1.3%
Alberto-Culver Co. — Class B	17,200	466
Herbalife, Ltd.	16,500	760
NBTY, Inc. ‡	16,100	548
Pharmaceuticals — 1.9%
Affymax, Inc. ‡	3,800	23
Auxilium Pharmaceuticals, Inc. ‡	10,700	251
Cadence Pharmaceuticals, Inc. ‡ Λ	12,000	84
Map Pharmaceuticals, Inc. ‡	5,200	68
Medicines Co. ‡	24,100	183
Myrexis, Inc. ‡	3,625	14
Salix Pharmaceuticals, Ltd. ‡	16,700	652
Valeant Pharmaceuticals International ‡	18,600	973
ViroPharma, Inc. ‡	19,600	220
Xenoport, Inc. ‡	9,400	92
Professional Services — 1.2%
Huron Consulting Group, Inc. ‡	7,400	144
IHS, Inc. — Class A ‡ Λ	6,700	390
Korn/Ferry International ‡	16,300	227
Monster Worldwide, Inc. ‡ Λ	5,000	58
Resources Connection, Inc. ‡	23,500	320
Towers Watson & Co. — Class A	9,900	385
Real Estate Investment Trusts — 0.8%
Dupont Fabros Technology, Inc.	14,000	344
Strategic Hotels & Resorts, Inc. ‡	26,800	118
Taubman Centers, Inc. Λ	14,400	541
Real Estate Management & Development — 0.8%
Forest City Enterprises, Inc. — Class A ‡ Λ	33,800	383
Jones Lang Lasalle, Inc.	11,100	728
Road & Rail — 0.8%
Landstar System, Inc.	16,100	627
Old Dominion Freight Line, Inc. ‡ Λ	12,400	436
Semiconductors & Semiconductor Equipment — 5.1%
Advanced Energy Industries, Inc. ‡ Λ	18,000	221
Atheros Communications, Inc. ‡	16,700	460
Atmel Corp. ‡ Λ	92,800	445
Cabot Microelectronics Corp. ‡	6,100	211
Cymer, Inc. ‡	13,400	403
Cypress Semiconductor Corp. ‡	34,400	345
Diodes, Inc. ‡	13,200	209
FEI Co. ‡	12,000	237
Intersil Corp. — Class A	9,460	115
Micrel, Inc. Λ	22,600	230
Microsemi Corp. ‡	35,300	516
On Semiconductor Corp. ‡	82,700	528
Pericom Semiconductor Corp. ‡	14,200	136
PMC-Sierra, Inc. ‡	46,300	348
Semtech Corp. ‡	30,300	496
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica T. Rowe Price Small Cap VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Semiconductors & Semiconductor Equipment — (continued)
Silicon Laboratories, Inc. ‡ Λ	16,500	$670
Tessera Technologies, Inc. ‡	9,600	154
Varian Semiconductor Equipment Associates, Inc. ‡	22,425	643
Veeco Instruments, Inc. ‡ Λ	9,800	336
Software - 8.4%
Actuate Corp. ‡	37,300	166
ANSYS, Inc. ‡	11,489	466
Blackboard, Inc. ‡ Λ	19,100	713
Commvault Systems, Inc. ‡	13,500	304
Epicor Software Corp. ‡ Λ	18,300	146
FactSet Research Systems, Inc.	14,250	955
Informatica Corp. ‡	50,900	1,215
Jack Henry & Associates, Inc.	10,000	239
Kenexa Corp. ‡	14,000	168
Micros Systems, Inc. ‡	23,700	755
Monotype Imaging Holdings, Inc. ‡	29,800	268
NET 1 UEPS Technologies, Inc. ‡	15,200	204
OPNET Technologies, Inc.	22,100	325
Parametric Technology Corp. ‡	24,900	390
Progress Software Corp. ‡	5,600	168
Quest Software, Inc. ‡	18,000	325
Rosetta Stone, Inc. ‡	3,400	78
Rovi Corp. ‡	34,200	1,296
Solera Holdings, Inc.	26,700	967
Sybase, Inc. ‡	16,300	1,054
Taleo Corp. — Class A ‡ Λ	18,700	454
TIBCO Software, Inc. ‡	42,000	507
Specialty Retail - 4.1%
Aaron’s, Inc. Λ	20,350	347
Aeropostale, Inc. ‡ Λ	29,825	854
Childrens Place Retail Stores, Inc. ‡ Λ	7,800	343
Dress Barn, Inc. ‡	22,800	543
Guess?, Inc.	11,800	369
Gymboree Corp. ‡ Λ	18,400	786
Hibbett Sports, Inc. ‡	13,700	328
J. Crew Group, Inc. ‡ Λ	12,600	464
Monro Muffler Brake, Inc. Λ	11,700	463
Office Depot, Inc. ‡	63,500	257
Tractor Supply Co.	12,000	732
Textiles, Apparel & Luxury Goods - 2.8%
Deckers Outdoor Corp. ‡	5,300	757
Fossil, Inc. ‡	17,612	611
Hanesbrands, Inc. ‡	28,400	683
Iconix Brand Group, Inc. ‡	14,200	204
Phillips-Van Heusen Corp.	18,800	871
Warnaco Group, Inc. ‡	14,900	538
Thrifts & Mortgage Finance - 0.5%
Danvers Bancorp, Inc. Λ	10,500	152
MGIC Investment Corp. ‡	34,400	237
Radian Group, Inc.	29,200	211
Trading Companies & Distributors - 1.1%
Beacon Roofing Supply, Inc. ‡	23,300	420
MSC Industrial Direct Co. — Class A	11,700	593
RSC Holdings, Inc. ‡	32,100	198
United Rentals, Inc. ‡	25,200	235
Wireless Telecommunication Services - 0.8%
SBA Communications Corp. — Class A ‡	23,800	809
Syniverse Holdings, Inc. ‡	13,700	280

Total Common Stocks (cost $126,898)		131,383

SECURITIES LENDING COLLATERAL - 8.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.25% ▲	10,899,222	10,899
Total Securities Lending Collateral (cost $10,899)

	Principal	Value

REPURCHASE AGREEMENT - 0.2%
State Street Bank & Trust Co.
0.00% ▲, dated 06/30/2010, to be repurchased at $239 on 07/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $248.	$239	239
Total Repurchase Agreement (cost $239)

Total Investment Securities (cost $138,036) #		142,521
Other Assets and Liabilities — Net		(10,677)

Net Assets		$131,844

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica T. Rowe Price Small Cap VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

Λ	All or a portion of this security is on loan. The value of all securities on loan is $10,616.

∞	Percentage rounds to less than 0.1%.

▲	Rate shown reflects the yield at 06/30/2010.

#	Aggregate cost for federal income tax purposes is $138,036. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $21,340 and $16,855, respectively. Net unrealized appreciation for tax purposes is $4,485.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$24,595	$—	$—	$24,595
Equities — Consumer Staples	3,474	—	—	3,474
Equities — Energy	9,625	—	—	9,625
Equities — Financials	9,113	—	—	9,113
Equities — Health Care	24,538	—	—	24,538
Equities — Industrials	20,946	—	—	20,946
Equities — Information Technology	34,030	—	—	34,030
Equities — Materials	3,455	—	—	3,455
Equities — Telecommunication Services	1,607	—	—	1,607
Cash & Cash Equivalent — Repurchase Agreement	—	239	—	239
Cash & Cash Equivalent — Securities Lending Collateral	10,899	—	—	10,899
Total	$142,282	$239	$—	$142,521
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica T. Rowe Price Small Cap VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $137,797) (including securities loaned of $10,616)	$142,282
Repurchase agreement, at value (cost: $239)	239
Receivables:
Investment securities sold	558
Shares sold	25
Securities lending income (net)	2
Dividends	20

143,126

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	245
Management and advisory fees	95
Distribution and service fees	4
Administration fees	3
Printing and shareholder reports fees	23
Audit and tax fees	9
Other	4
Collateral for securities on loan	10,899

11,282

Net assets	$131,844

Net assets consist of:
Capital stock ($.01 par value)	$190
Additional paid-in capital	138,321
Accumulated net investment loss	(345)
Undistributed (accumulated) net realized gain (loss) from investment securities	(10,807)
Net unrealized appreciation (depreciation) on:
Investment securities	4,485

Net assets	$131,844

Net assets by class:
Initial Class	$114,874
Service Class	16,970
Shares outstanding:
Initial Class	16,479
Service Class	2,483
Net asset value and offering price per share:
Initial Class	$6.97
Service Class	6.83
STATEMENT OF OPERATIONS
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income	$244
Interest income	— (a)
Securities lending income (net)	39

283

Expenses:
Management and advisory	537
Printing and shareholder reports	24
Custody	17
Administration	14
Legal	3
Audit and tax	8
Trustees	3
Transfer agent	1
Distribution and service:
Service Class	20
Other	1

Total expenses	628

Net investment loss	(345)

Net realized gain (loss) on transactions from:
Investment securities	2,257

Net decrease in unrealized appreciation (depreciation) on:
Investment securities	(3,841)

Net realized and unrealized loss	(1,584)

Net decrease in net assets resulting from operations	$(1,929)

(a)	Rounds to less than $1.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica T. Rowe Price Small Cap VP
STATEMENTS OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2010	December 31,
	(unaudited)	2009
From operations:
Net investment loss	$(345)	$(334)
Net realized gain (loss) from investment securities	2,257	(8,661)
Change in net unrealized appreciation (depreciation) on investment securities	(3,841)	48,760

Net increase (decrease) in net assets resulting from operations	(1,929)	39,765

Distributions to shareholders:
From net realized gains:
Initial Class	—	(4,641)
Service Class	—	(430)

	—	(5,071)

Total distributions to shareholders	—	(5,071)

Capital share transactions:
Proceeds from shares sold:
Initial Class	12,571	16,486
Service Class	7,719	8,211

	20,290	24,697

Dividends and distributions reinvested:
Initial Class	—	4,641
Service Class	—	430

	—	5,071

Cost of shares redeemed:
Initial Class	(24,590)	(27,054)
Service Class	(4,547)	(4,482)

	(29,137)	(31,536)

Net decrease in net assets from capital shares transactions	(8,847)	(1,768)

Net increase (decrease) in net assets	(10,776)	32,926

Net assets:
Beginning of period/year	142,620	109,694

End of period/year	$131,844	$142,620

Accumulated net invesment loss	$(345)	$—

Share activity:
Shares issued:
Initial Class	1,632	2,839
Service Class	1,040	1,349

	2,672	4,188

Shares issued-reinvested from distributions:
Initial Class	—	744
Service Class	—	70

	—	814

Shares redeemed:
Initial Class	(3,400)	(4,738)
Service Class	(641)	(766)

	(4,041)	(5,504)

Net increase (decrease) in shares outstanding:
Initial Class	(1,768)	(1,155)
Service Class	399	653

	(1,369)	(502)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica T. Rowe Price Small Cap VP
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2010)
For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$7.03		$5.27	$10.27	$10.36	$11.08	$12.35
Investment operations
Net investment loss(a)	(0.02)		(0.01)	(0.01)	(0.04)	(0.05)	(0.04)
Net realized and unrealized gain (loss)	(0.04)		2.02	(3.04)	1.03	0.35	1.21

Total operations	(0.06)		2.01	(3.05)	0.99	0.30	1.17

Distributions
From net realized gains	—		(0.25)	(1.95)	(1.08)	(1.02)	(2.44)

Total distributions	—		(0.25)	(1.95)	(1.08)	(1.02)	(2.44)

Net asset value
End of period/year	$6.97		$7.03	$5.27	$10.27	$10.36	$11.08

Total return(b)	(0.85	%)(c)	38.70%	(36.25%)	9.61%	3.59%	10.61%
Net assets end of period/year (000’s)	$114,874		$128,238	$102,260	$224,187	$253,644	$326,681
Ratio and supplemental data
Expenses to average net assets	0.85	%(d)	0.88%	0.83%	0.82%	0.84%	0.81%
Net investment loss, to average net assets	(0.45	%)(d)	(0.26%)	(0.13%)	(0.40%)	(0.48%)	(0.36%)
Portfolio turnover rate	15	%(c)	34%	30%	45%	34%	49%
For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$6.90		$5.19	$10.14	$10.25	$11.00	$12.30
Investment operations
Net investment loss(a)	(0.03)		(0.03)	(0.03)	(0.07)	(0.08)	(0.07)
Net realized and unrealized gain (loss)	(0.04)		1.99	(3.00)	1.01	0.35	1.21

Total operations	(0.07)		1.96	(3.03)	0.94	0.27	1.14

Distributions
From net realized gains	—		(0.25)	(1.92)	(1.05)	(1.02)	(2.44)

Total distributions	—		(0.25)	(1.92)	(1.05)	(1.02)	(2.44)

Net asset value
End of period/year	$6.83		$6.90	$5.19	$10.14	$10.25	$11.00

Total return(b)	(1.01	%)(c)	38.33%	(36.40%)	9.27%	3.34%	10.40%
Net assets end of period/year (000’s)	$16,970		$14,382	$7,434	$16,329	$17,411	$16,877
Ratio and supplemental data
Expenses to average net assets	1.10	%(d)	1.13%	1.08%	1.07%	1.09%	1.06%
Net investment loss, to average net assets	(0.70	%)(d)	(0.48%)	(0.38%)	(0.64%)	(0.73%)	(0.63%)
Portfolio turnover rate	15	%(c)	34%	30%	45%	34%	49%

(a)	Calculated based on average number of shares outstanding.

(b)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(c)	Not annualized.

(d)	Annualized.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica T. Rowe Price Small Cap VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica T. Rowe Price Small Cap VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must be collaterized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2010 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
Commissions recaptured during the period ended June 30, 2010, which rounds to less than $1, are included in net realized gain (loss) in the Statement of Operations.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at the amount of distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica T. Rowe Price Small Cap VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.
Foreign securities in which their primary trading market closes at the same time or after the NYSE are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (“ADR”), financial futures, Exchange Traded Funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.
The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2010, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, are disclosed at the end of the Fund’s Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica T. Rowe Price Small Cap VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, and ML Life Insurance Company of New York.
TAM is the Fund’s investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI.
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:
0.75% of ANA
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
1.00% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2010, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture as of June 30, 2010.
The sub-adviser, T. Rowe Price, had agreed to a pricing discount based on aggregate assets that it managed in TST. There was no discount received by the Fund for the period ended June 30, 2010. Effective May 1, 2010, Transamerica T. Rowe Price Small Cap VP is the only fund sub-advised by T. Rowe Price.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2011. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica T. Rowe Price Small Cap VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2010 were as follows:

Purchases of securities:
Long-term	$21,056
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	29,898
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2007 — 2009), or expected to be taken in the Fund’s 2010 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica T. Rowe Price Small Cap VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica T. Rowe Price Small Cap VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and T. Rowe Price Associates, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Portfolio’s performance was above the median for its peer universe for the past 1-, 3-, and 5-year periods and in line with the median for its peer universe for the past 10-year period. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Portfolio’s contractual management fee and total expenses were below the medians for its peer group and peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Third Avenue Value VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (a)	Value	During Period (a)	Expense Ratio
Transamerica Third Avenue Value VP
Initial Class	$1,000.00	$917.00	$4.37	$1,020.23	$4.61	0.92%
Service Class	1,000.00	915.80	5.56	1,018.99	5.86	1.17

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Common Stock	95.3%
Repurchase Agreement	4.8
Securities Lending Collateral	1.1
Warrant	0.0 (a)
Other Assets and Liabilities — Net	(1.2)

Total	100.0%

(a)	Amount rounds to less than 0.01%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Third Avenue Value VP
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS — 95.3%
Austria — 0.3%
Andritz AG	10,000	$558
Bermuda — 1.7%
Nabors Industries, Ltd. ‡	156,135	2,751
Canada — 13.9%
Brookfield Asset Management, Inc. — Class A	385,176	8,713
Canfor Corp. ‡	328,377	2,622
Cenovus Energy, Inc.	164,000	4,230
EnCana Corp.	164,000	4,975
Viterra, Inc. ‡	371,100	2,472
France — 0.5%
Sanofi-Aventis SA	15,050	906
Germany — 1.4%
Lanxess AG	53,681	2,260
Guernsey, Channel Islands — 0.5%
Resolution, Ltd.	929,465	879
Hong Kong — 19.2%
Cheung Kong Holdings, Ltd.	719,847	8,344
Hang Lung Group, Ltd.	367,308	1,956
Hang Lung Properties, Ltd.	476,251	1,831
Henderson Land Development Co., Ltd.	1,649,462	9,661
Hutchison Whampoa, Ltd.	1,103,912	6,779
Wharf Holdings, Ltd. ‡	454,478	2,222
Wheelock & Co., Ltd.	398,000	1,125
Japan — 13.1%
Mitsui Fudosan Co., Ltd.	432,538	6,020
Tokio Marine Holdings, Inc.	237,650	6,248
Toyota Industries Corp.	375,193	9,521
Korea, Republic of — 6.1%
POSCO ADR	106,839	10,077
Sweden — 3.7%
Investor AB — Class A	397,854	6,181
United States — 34.9%
Alamo Group, Inc.	30,130	654
Alexander & Baldwin, Inc.	53,233	1,585
Applied Materials, Inc.	180,039	2,164
AVX Corp.	461,695	5,918
Bank of New York Mellon Corp.	301,559	7,446
Bristow Group, Inc. ‡	69,649	2,048
Capital Southwest Corp. Λ	6,895	606
Cimarex Energy Co.	72,804	5,211
Cross Country Healthcare, Inc. ‡ Λ	135,994	1,223
Electro Scientific Industries, Inc. ‡ Λ	112,166	1,499
Electronics for Imaging, Inc. ‡	84,921	828
Forest City Enterprises, Inc. — Class A ‡ Λ	321,423	3,639
Intel Corp.	219,039	4,260
Investment Technology Group, Inc. ‡	167,889	2,697
KeyCorp	90,000	692
Leucadia National Corp. ‡ Λ	28,000	546
Lexmark International, Inc. — Class A ‡	14,292	472
MDC Holdings, Inc. Λ	30,732	828
Pharmaceutical Product Development, Inc.	115,000	2,922
St. Joe Co. ‡	195,780	4,534
Sycamore Networks, Inc. ‡ Λ	85,817	1,426
Tejon Ranch Co. ‡	68,444	1,580
Tellabs, Inc.	466,171	2,979
Westwood Holdings Group, Inc. Λ	60,707	2,134

Total Common Stocks (cost $153,149)		$158,222

WARRANT — 0.0% ∞
Hong Kong — 0.0% ∞
Henderson Land Development Co., Ltd. ‡
Expiration: 12/31/2011
Exercise Price: $58.00	329,892	56
Total Warrant (cost $—)
SECURITIES LENDING COLLATERAL — 1.1%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.25%▲	1,826,169	1,826
Total Securities Lending Collateral (cost $1,826)

	Principal	Value

REPURCHASE AGREEMENT — 4.8%
State Street Bank & Trust Co.
0.00% ▲, dated 06/30/2010, to be repurchased at $7,992 on 07/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $688,035.	$7,992	7,992
Total Repurchase Agreement (cost $7,992)

Total Investment Securities (cost $162,967) #		168,096
Other Assets and Liabilities — Net		(2,060)

Net Assets		$166,036

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Third Avenue Value VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Real Estate Management & Development	29.7%	$49,681
Oil, Gas & Consumable Fuels	8.5	14,416
Capital Markets	7.8	12,883
Metals & Mining	6.0	10,077
Auto Components	5.7	9,521
Diversified Financial Services	4.5	7,606
Electronic Equipment & Instruments	4.4	7,417
Industrial Conglomerates	4.0	6,779
Semiconductors & Semiconductor Equipment	3.8	6,424
Insurance	3.7	6,248
Energy Equipment & Services	2.8	4,799
Communications Equipment	2.6	4,405
Life Sciences Tools & Services	1.7	2,922
Paper & Forest Products	1.6	2,622
Food Products	1.5	2,472
Chemicals	1.3	2,260
Marine	0.9	1,585
Computers & Peripherals	0.8	1,300
Health Care Providers & Services	0.7	1,223
Machinery	0.7	1,212
Pharmaceuticals	0.5	906
Household Durables	0.5	828
Commercial Banks	0.4	692

Investment Securities, at Value	94.1	158,278
Short-Term Investments	5.9	9,818

Total Investments	100.0%	$168,096

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $1,766.

∞	Percentage rounds to less than 0.1%.

▲	Rate shown reflects the yield at 06/30/2010.

#	Aggregate cost for federal income tax purposes is $162,967. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $29,913 and $24,784, respectively. Net unrealized appreciation for tax purposes is $5,129.
DEFINITIONS:

ADR	American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total

Equities — Consumer Discretionary	$828	$9,522	$—	$10,350
Equities — Consumer Staples	2,472	—	—	2,472
Equities — Energy	19,215	—	—	19,215
Equities — Financials	32,585	44,523	—	77,108
Equities — Health Care	4,145	906	—	5,051
Equities — Industrials	2,239	7,337	—	9,576
Equities — Information Technology	19,547	—	—	19,547
Equities — Materials	12,699	2,260	—	14,959
Cash & Cash Equivalent — Repurchase Agreement	—	7,992	—	7,992
Cash & Cash Equivalent — Securities Lending Collateral	1,826	—	—	1,826
Total	$95,556	$72,540	$—	$168,096

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Third Avenue Value VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $154,975) (including securities loaned of $1,766)	$160,104
Repurchase agreement, at value (cost: $7,992)	7,992
Foreign currency (cost: $198)	200
Receivables:
Shares sold	43
Securities lending income (net)	6
Dividends	69
Dividend reclaims	1

168,415

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	360
Management and advisory fees	126
Distribution and service fees	4
Trustees fees	1
Administration fees	3
Printing and shareholder reports fees	34
Audit and tax fees	11
Other	14
Collateral for securities on loan	1,826

2,379

Net assets	$166,036

Net assets consist of:
Capital stock ($.01 par value)	$169
Additional paid-in capital	199,183
Undistributed net investment income	1,508
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	(39,953)
Net unrealized appreciation (depreciation) on:
Investment securities	5,129
Net assets	$166,036

Net assets by class:
Initial Class	$150,466
Service Class	15,570
Shares outstanding:
Initial Class	15,307
Service Class	1,590
Net asset value and offering price per share:
Initial Class	$9.83
Service Class	9.79
STATEMENT OF OPERATIONS
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income (including withholding taxes on foreign dividends of $122)	$1,775
Interest income	2
Securities lending income (net)	38

1,815

Expenses:
Management and advisory	768
Printing and shareholder reports	35
Custody	36
Administration	19
Legal	4
Audit and tax	10
Trustees	4
Transfer agent	2
Registration	— (a)
Distribution and service:
Service Class	23
Other	2

Total expenses	903

Net investment income	912

Net realized gain (loss) on transactions from:
Investment securities	4,604
Foreign currency transactions	(6)

4,598

Net decrease in unrealized appreciation (depreciation) on:
Investment securities	(20,738)
Translation of assets and liabilities denominated in foreign currencies	6

Change in unrealized appreciation (depreciation)	(20,732)

Net realized and unrealized loss	(16,134)

Net decrease in net assets resulting from operations	$(15,222)

(a)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Third Avenue Value VP
STATEMENTS OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2010	December 31,
	(unaudited)	2009
From operations:
Net investment income	$912	$2,428
Net realized gain (loss) from investment securities and foreign currency transactions	4,598	(34,242)
Change in net unrealized appreciation (depreciation) on investment securities and foreign currency translation	(20,732)	86,020
Net increase (decrease) in net assets resulting from operations	(15,222)	54,206

Distributions to shareholders:
From net realized gains:
Initial Class	—	(11,736)
Service Class	—	(1,236)

	—	(12,972)

Total distributions to shareholders	—	(12,972)

Capital share transactions:
Proceeds from shares sold:
Initial Class	6,019	10,219
Service Class	2,185	3,379

	8,204	13,598

Dividends and distributions reinvested:
Initial Class	—	11,736
Service Class	—	1,236

	—	12,972

Cost of shares redeemed:
Initial Class	(27,174)	(34,371)
Service Class	(4,808)	(5,651)

	(31,982)	(40,022)

Net decrease in net assets from capital shares transactions	(23,778)	(13,452)

Net increase (decrease) in net assets	(39,000)	27,782

Net assets:
Beginning of period/year	205,036	177,254

End of period/year	$166,036	$205,036

Undistributed net investment income	$1,508	$596

Share activity:
Shares issued:
Initial Class	549	1,103
Service Class	199	349

	748	1,452

Shares issued-reinvested from distributions:
Initial Class	—	1,178
Service Class	—	125

	—	1,303

Shares redeemed:
Initial Class	(2,532)	(3,857)
Service Class	(457)	(617)

	(2,989)	(4,474)

Net increase (decrease) in shares outstanding:
Initial Class	(1,983)	(1,576)
Service Class	(258)	(143)

	(2,241)	(1,719)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Third Avenue Value VP
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2010)
For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$10.72		$8.50	$21.75	$26.33	$24.22	$20.98
Investment operations
Net investment income(a)	0.05		0.13	0.17	0.27	0.25	0.17
Net realized and unrealized gain (loss)	(0.94)		2.78	(7.09)	0.07	3.49	3.74

Total operations	(0.89)		2.91	(6.92)	0.34	3.74	3.91

Distributions
From net investment income	—		—	(0.70)	(1.07)	(0.21)	(0.12)
From net realized gains	—		(0.69)	(5.63)	(3.85)	(1.42)	(0.55)

Total distributions	—		(0.69)	(6.33)	(4.92)	(1.63)	(0.67)

Net asset value
End of period/year	$9.83		$10.72	$8.50	$21.75	$26.33	$24.22

Total return(b)	(8.30	%)(c)	34.88%	(41.15%)	1.20%	16.07%	18.81%
Net assets end of period/year (000’s)	$150,466		$185,277	$160,338	$358,128	$1,121,918	$971,322
Ratio and supplemental data
Expenses to average net assets	0.92	%(d)	0.92%	0.88%	0.87%	0.86%	0.87%
Net investment income, to average net assets	0.97	%(d)	1.36%	1.06%	1.05%	1.00%	0.74%
Portfolio turnover rate	2	%(c)	8%	13%	13%	17%	19%
For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$10.69		$8.50	$21.70	$26.30	$24.21	$21.02
Investment operations
Net investment income(a)	0.04		0.10	0.14	0.19	0.19	0.12
Net realized and unrealized gain (loss)	(0.94)		2.78	(7.09)	0.08	3.49	3.73

Total operations	(0.90)		2.88	(6.95)	0.27	3.68	3.85

Distributions
From net investment income	—		—	(0.62)	(1.02)	(0.17)	(0.11)
From net realized gains	—		(0.69)	(5.63)	(3.85)	(1.42)	(0.55)

Total distributions	—		(0.69)	(6.25)	(4.87)	(1.59)	(0.66)

Net asset value
End of period/year	$9.79		$10.69	$8.50	$21.70	$26.30	$24.21

Total return(b)	(8.42	%)(c)	34.52%	(41.28%)	0.94%	15.78%	18.47%
Net assets end of period/year (000’s)	$15,570		$19,759	$16,916	$52,218	$53,118	$36,086
Ratio and supplemental data
Expenses to average net assets	1.17	%(d)	1.17%	1.13%	1.12%	1.11%	1.12%
Net investment income, to average net assets	0.74	%(d)	1.12%	0.83%	0.74%	0.74%	0.53%
Portfolio turnover rate	2	%(c)	8%	13%	13%	17%	19%

(a)	Calculated based on average number of shares outstanding.

(b)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(c)	Not annualized.

(d)	Annualized.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Third Avenue Value VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Third Avenue Value VP (the “Fund”) is part of TST. The Fund is “non-diversified” under the 1940 Act.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must be collaterized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities are translated at the exchange rates in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2010 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
Commissions recaptured during the period ended June 30, 2010 of $4, are included in net realized gain (loss) in the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Third Avenue Value VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at the amount of distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: The descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Third Avenue Value VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Foreign securities in which their primary trading market closes at the same time or after the NYSE are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (“ADR”), financial futures, Exchange Traded Funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.
Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2010, is disclosed at the end of the Fund’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, and ML Life Insurance Company of New York.
TAM is the Fund’s investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI.
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:
0.80% of ANA
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
1.00% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2010, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture at June 30, 2010.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Third Avenue Value VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2011. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
Brokerage commissions: Brokerage commissions incurred on security transactions placed with affiliates of the adviser for the period ended June 30, 2010 were $10.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the year ended June 30, 2010 were as follows:

Purchases of securities:
Long-term	$3,315
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	23,695
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2007 — 2009), or expected to be taken in the Fund’s 2010 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Third Avenue Value VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 6. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Third Avenue Value VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Third Avenue Value VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Third Avenue Management LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser. The Trustees noted that TAM and the Sub-Adviser do not manage any comparable separate accounts. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Portfolio’s performance was above the median for its peer universe for the past 1-, 5-, and 10-year periods and below the median for the past 3-year period. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the total expenses of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica U.S. Government Securities VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (a)	Value	During Period (a)	Expense Ratio

Transamerica U.S. Government Securities VP
Initial Class	$1,000.00	$1,034.10	$3.08	$1,021.77	$3.06	0.61%
Service Class	1,000.00	1,032.80	4.33	1,020.53	4.31	0.86

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Corporate Debt Security	39.3%
U.S. Government Obligation	20.4
U.S. Government Agency Obligation	17.8
Short-Term U.S. Government Obligation	8.8
Mortgage-Backed Security	5.1
Foreign Government Obligation	4.9
Preferred Corporate Debt Security	2.0
Securities Lending Collateral	1.6
Repurchase Agreement	1.2
Other Assets and Liabilities — Net	(1.1)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica U.S. Government Securities VP
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)

		Principal	Value

U.S. GOVERNMENT OBLIGATIONS — 20.4%
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028		$27,523	$27,919
2.50%, 01/15/2029		27,267	30,819
U.S. Treasury Inflation Indexed Note
1.38%, 01/15/2020		20,162	20,645
U.S. Treasury Note
0.88%, 02/29/2012		8,000	8,043
2.50%, 04/30/2015		15,000	15,533
2.63%, 04/30/2016		28,500	29,284
3.13%, 05/15/2019		10,100	10,311
3.50%, 02/15/2018		5,500	5,879

Total U.S. Government Obligations (cost $137,768)			148,433

U.S. GOVERNMENT AGENCY OBLIGATIONS — 17.8%
Fannie Mae
3.22%, 02/01/2015		11,936	12,361
3.79%, 07/01/2013		1,388	1,453
4.17%, 07/01/2035 *		4,705	4,893
4.50%, 03/25/2021 — 04/25/2030		5,344	5,530
4.66%, 08/01/2035 *		4,165	4,333
5.00%, 06/25/2019 — 04/25/2034		6,857	7,374
5.50%, 04/01/2037 *		6,560	6,961
5.50%, 04/01/2037		1,184	1,273
5.68%, 12/01/2036 *		5,754	6,164
6.00%, 11/01/2037 — 10/01/2038		19,758	21,465
Freddie Mac
4.13%, 12/21/2012 — 09/27/2013		14,000	15,211
4.50%, 02/15/2027		968	987
4.75%, 10/25/2010 — 11/15/2021		1,972	2,026
5.00%, 08/15/2012 — 11/15/2032		8,378	8,782
5.33%, 07/01/2038 *		3,824	4,081
5.47%, 09/01/2037 *		2,749	2,937
5.52%, 08/01/2037 *		333	350
Ginnie Mae
3.28%, 02/16/2035		10,568	10,915
4.00%, 08/20/2037		11,810	12,182

Total U.S. Government Agency Obligations (cost $124,325)			129,278

FOREIGN GOVERNMENT OBLIGATIONS — 4.9%
Australia Government Bond
4.50%, 04/15/2020	AUD	7,500	6,017
Canada Housing Trust No. 1
3.15%, 06/15/2015	CAD	6,000	5,751
Canadian Government Bond
2.50%, 06/01/2015	CAD	6,000	5,681
United Kingdom Gilt
4.75%, 03/07/2020	GBP	5,000	8,325
United Mexican States
7.50%, 06/21/2012	MXN	120,000	9,691

Total Foreign Government Obligations (cost $35,483)			35,465

MORTGAGE-BACKED SECURITIES — 5.1%
American Tower Trust
Series 2007-1A, Class AFX
5.42%, 04/15/2037 — 144A		$7,500	8,069
BCAP LLC Trust
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037 — 144A *		3,900	3,930
Series 2009-RR6, Class 2A1
5.34%, 08/26/2035 — 144A *		3,421	3,383
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 — 144A * ə		4,760	4,760
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
6.34%, 12/26/2037 — 144A *		3,689	3,819
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 — 144A		3,134	3,244
Series 2009-R7, Class 1A1
5.60%, 02/26/2036 — 144A *		3,352	3,403
Series 2009-R9, Class 1A1
5.82%, 08/26/2046 — 144A *		2,974	3,023
Wells Fargo Mortgage Loan Trust
Series 2010-RR1, Class 2A1
0.37%, 08/27/2047 — 144A *		3,811	3,722

Total Mortgage-Backed Securities (cost $34,337)			37,353

PREFERRED CORPORATE DEBT SECURITIES — 2.0%
Capital Markets — 0.1%
State Street Capital Trust III
8.25%, 03/15/2011 * Ž		735	736
Commercial Banks — 0.9%
Fleet Capital Trust II
7.92%, 12/11/2026		4,500	4,347
Rabobank Nederland NV
11.00%, 06/30/2019 — 144A * Ž		2,200	2,717
Diversified Financial Services — 1.0%
City National Capital Trust I
9.63%, 02/01/2040		4,880	5,135
ZFS Finance USA Trust II
6.45%, 06/15/2016 — 144A *		2,000	1,790

Total Preferred Corporate Debt Securities (cost $14,413)			14,725

CORPORATE DEBT SECURITIES — 39.3%
Capital Markets — 10.4%
Goldman Sachs Group, Inc.
3.25%, 06/15/2012		20,000	20,943
Morgan Stanley ^
1.95%, 06/20/2012		30,000	30,666
Raymond James Financial, Inc.
8.60%, 08/15/2019		3,000	3,533
State Street Corp.
2.15%, 04/30/2012		20,000	20,481
Commercial Banks — 6.4%
American Express Bank FSB
3.15%, 12/09/2011		20,000	20,712
Barclays Bank PLC
10.18%, 06/12/2021 — 144A		2,240	2,805
National City Bank
0.89%, 12/15/2016 *		2,500	2,268
PNC Funding Corp.
2.30%, 06/22/2012 ^		20,000	20,593
Construction Materials — 0.3%
Cemex Finance LLC
9.50%, 12/14/2016 — 144A		2,145	2,069
Diversified Financial Services — 19.8%
Ally Financial, Inc.
2.20%, 12/19/2012		25,000	25,688

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Diversified Financial Services — (continued)
Bank of America Corp.
3.13%, 06/15/2012	$20,000	$20,887
Citigroup, Inc.
2.13%, 04/30/2012	25,000	25,613
6.01%, 01/15/2015	2,725	2,858
General Electric Capital Corp.
2.20%, 06/08/2012	25,000	25,659
Glencore Funding LLC
6.00%, 04/15/2014 — 144A	2,000	2,000
GTP Towers Issuer LLC
4.44%, 02/15/2015 — 144A	2,000	2,113
Irish Life & Permanent Group Holdings PLC
3.60%, 01/14/2013 — 144A	4,000	3,963
John Deere Capital Corp.
2.88%, 06/19/2012	30,900	32,131
Unison Ground Lease Funding LLC
6.39%, 04/15/2020 — 144A	3,750	3,938
Food & Staples Retailing — 0.4%
Stater Brothers Holdings, Inc.
8.13%, 06/15/2012	3,000	3,000
Insurance — 0.3%
Travelers Cos., Inc.
6.25%, 03/15/2037 *	2,500	2,346
Oil, Gas & Consumable Fuels — 0.8%
Husky Energy, Inc.
6.80%, 09/15/2037	2,210	2,519
Lukoil International Finance BV
6.38%, 11/05/2014 — 144A	3,000	3,147
Paper & Forest Products — 0.2%
Exopack Holding Corp.
11.25%, 02/01/2014	1,240	1,256
Real Estate Investment Trusts — 0.7%
Tanger Properties, LP
6.13%, 06/01/2020	5,000	5,263

Total Corporate Debt Securities (cost $276,853)		286,451

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS — 8.8%
U.S. Treasury Bill
Zero Coupon, 09/16/2010	14,800	14,797
Zero Coupon, 09/09/2010	20,600	20,596
Zero Coupon, 09/02/2010	17,600	17,596
Zero Coupon, 08/19/2010	11,000	10,998

Total Short-Term U.S. Government Obligations (cost $63,987)		63,987

	Shares	Value

SECURITIES LENDING COLLATERAL — 1.6%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.25% ▲	11,460,930	11,461
Total Securities Lending Collateral (cost $11,461)

	Principal	Value

REPURCHASE AGREEMENT — 1.2%
State Street Bank & Trust Co.
0.00% ▲, dated 06/30/2010, to be repurchased at $8,878 on 07/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $9,057.	$8,878	$8,878
Total Repurchase Agreement (cost $8,878)

Total Investment Securities (cost $707,505) #		736,031
Other Assets and Liabilities — Net		(8,044)

Net Assets		$727,987

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
FUTURES CONTRACTS: (a)

				Net Unrealized
				Appreciation
Description	Type	ContractsГ	Expiration Date	(Depreciation)

10-Year U.S. Treasury Note	Short	(145)	09/21/2010	$(244)
2-Year U.S. Treasury Note	Short	(120)	09/30/2010	(85)
5-Year U.S. Treasury Note	Short	(175)	09/30/2010	(198)

				$(527)

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
			Dollars Bought	Appreciation
Currency	Bought (Sold)	Settlement Date	(Sold)	(Depreciation)
Australian Dollar	(7,150)	07/30/2010	(6,014)	18
Canadian Dollar	(5,977)	07/30/2010	(5,696)	82
Canadian Dollar	(5,900)	07/30/2010	(5,823)	281
Canadian Dollar	5,900	07/30/2010	5,756	(214)
Canadian Dollar	5,974	07/30/2010	5,700	(89)
Mexican Peso	(125,344)	07/30/2010	(9,639)	(23)
Pound Sterling	(5,650)	07/30/2010	(8,475)	34
Pound Sterling	5,650	07/30/2010	8,513	(72)

				$17

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 06/30/2010.

ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $4,760, or 0.65% of the fund’s net assets.

Ž	The security has a perpetual maturity. The date shown is the next call date.

^	All or a portion of this security is on loan. The value of all securities on loan is $11,218.

▲	Rate shown reflects the yield at 06/30/2010.

#	Aggregate cost for federal income tax purposes is $707,505. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $28,908 and $382, respectively. Net unrealized appreciation for tax purposes is $28,526.

(a)	Cash in the amount of $980 has been segregated with the broker to cover margin requirements for open futures contracts.

Г	Contract amounts are not in thousands.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2010, these securities aggregated $61,895, or 8.50%, of the fund’s net assets.
AUD	Australian Dollar
CAD	Canadian Dollar
FSB	Full-Service Bank
GBP	Pound Sterling
MXN	Mexican Peso

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica U.S. Government Securities VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Fixed Income — Consumer Staples	$—	$3,000	$—	$3,000
Fixed Income — Energy	—	5,665	—	5,665
Fixed Income — Financials	—	289,186	—	289,186
Fixed Income — Foreign Government Obligation	—	35,465	—	35,465
Fixed Income — Materials	—	3,325	—	3,325
Fixed Income — Mortgage-Backed Security	—	37,353	—	37,353
Fixed Income — Short-Term U.S. Government Obligation	—	63,987	—	63,987
Fixed Income — U.S. Government Agency Obligation	—	129,278	—	129,278
Fixed Income — U.S. Government Obligation	—	148,433	—	148,433
Cash & Cash Equivalent — Repurchase Agreement	—	8,878	—	8,878
Cash & Cash Equivalent — Securities Lending Collateral	11,461	—	—	11,461

Total	$11,461	$724,570	$—	$736,031

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts — Appreciation	$—	$415	$—	$415
Forward Foreign Currency Contracts — Depreciation	—	(398)	—	(398)
Futures Contracts — Depreciation	—	(527)	—	(527)

Total	$—	$(510)	$—	$(510)

Level 3 Rollforward — Investment Securities

	Beginning Balance	Net	Accrued		Change in Unrealized	Net Transfers	Ending Balance at
Securities	at 12/31/2009	Purchases/(Sales)	Discounts/(Premiums)	Total Realized Gain/(Loss)	Appreciation/(Depreciation)	In/(Out) of Level 3	06/30/2010
Fixed Income - Mortgage-Backed Security	$14,166	($1,295)	$—	$104	$873	($13,848)	$—

*	Other financial instruments are derivative instruments including, but not limited to, Futures Contracts, Forward Foreign Currency Contracts, and Swap Contracts that are valued at unrealized appreciation (depreciation) on the instrument.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica U.S. Government Securities VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $698,627) (including securities loaned of $11,218)	$727,153
Repurchase agreement, at value (cost: $8,878)	8,878
Cash	980
Receivables:
Investment securities sold	420
Shares sold	3,574
Interest	2,999
Unrealized appreciation on forward foreign currency contracts	415

744,419

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	2,999
Shares redeemed	498
Management and advisory fees	356
Distribution and service fees	116
Administration fees	13
Printing and shareholder reports fees	40
Audit and tax fees	10
Variation margin	523
Other	18
Unrealized depreciation on forward foreign currency contracts	398
Collateral for securities on loan	11,461

16,432

Net assets	$727,987

Net assets consist of:
Capital stock ($.01 par value)	$540
Additional paid-in capital	649,311
Undistributed net investment income	30,247
Undistributed (accumulated) net realized gain (loss) from investment securities futures, and foreign currency transactions	19,874
Net unrealized appreciation (depreciation) on:
Investment securities	28,526
Futures contracts	(527)
Translation of assets and liabilities denominated in foreign currencies	16

Net assets	$727,987

Net assets by class:
Initial Class	$200,068
Service Class	527,919
Shares outstanding:
Initial Class	15,007
Service Class	39,008
Net asset value and offering price per share:
Initial Class	$13.33
Service Class	13.53
STATEMENT OF OPERATIONS
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

Investment income:
Interest income (Including witholding taxes on foreign interest of $(31))	11,407
Securities lending income (net)	9

11,416

Expenses:
Management and advisory	1,806
Printing and shareholder reports	34
Custody	43
Administration	66
Legal	10
Audit and tax	10
Trustees	10
Transfer agent	4
Distribution and service:
Service Class	578
Other	5

Total expenses	2,566

Net investment income	8,850

Net realized gain (loss) on transactions from:
Investment securities	6,649
Futures contracts	(1,676)
Foreign currency transactions	(65)

4,908

Net increase in unrealized appreciation (depreciation) on:
Investment securities	9,060
Futures contracts	(983)
Translation of assets and liabilities denominated in foreign currencies	18

Change in unrealized appreciation (depreciation)	8,095

Net realized and unrealized gain	13,003

Net increase in net assets resulting from operations	$21,853

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica U.S. Government Securities VP
STATEMENTS OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2010	December 31,
	(unaudited)	2009
From operations:
Net investment income	$8,850	$23,001
Net realized gain (loss) from investment securities, futures contracts and foreign currency transactions	4,908	15,545
Change in net unrealized appreciation (depreciation) on investment securities, futures contracts and foreign currency translation	8,095	(6,719)

Net increase in net assets resulting from operations	21,853	31,827

Distributions to shareholders:
From net investment income:
Initial Class	—	(5,415)
Service Class	—	(11,573)

	—	(16,988)

Total distributions to shareholders	—	(16,988)

Capital share transactions:
Proceeds from shares sold:
Initial Class	25,712	39,636
Service Class	236,492	188,190

	262,204	227,826

Dividends and distributions reinvested:
Initial Class	—	5,415
Service Class	—	11,573

	—	16,988

Cost of shares redeemed:
Initial Class	(35,121)	(94,797)
Service Class	(191,886)	(362,061)

	(227,007)	(456,858)

Net increase (decrease) in net assets from capital shares transactions	35,197	(212,044)

Net increase (decrease) in net assets	57,050	(197,205)

Net assets:
Beginning of period/year	670,937	868,142

End of period/year	$727,987	$670,937

Undistributed net investment income	$30,247	$21,397

Share activity:
Shares issued:
Initial Class	1,954	3,127
Service Class	17,731	14,500

	19,685	17,627

Shares issued-reinvested from distributions:
Initial Class	—	428
Service Class	—	899

	—	1,327

Shares redeemed:
Initial Class	(2,686)	(7,440)
Service Class	(14,464)	(27,897)

	(17,150)	(35,337)

Net increase (decrease) in shares outstanding:
Initial Class	(732)	(3,885)
Service Class	3,267	(12,498)

	2,535	(16,383)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica U.S. Government Securities VP
FINANCIAL HIGHLIGHTS:
(unaudited for the period ended June 30, 2010)
For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$12.89		$12.64	$12.00	$11.86	$11.94	$12.32
Investment operations
Net investment income(a)	0.19		0.39	0.44	0.54	0.52	0.43
Net realized and unrealized gain (loss)	0.25		0.17	0.47	0.16	(0.14)	(0.15)

Total operations	0.44		0.56	0.91	0.70	0.38	0.28

Distributions
From net investment income	—		(0.31)	(0.27)	(0.56)	(0.44)	(0.50)
From net realized gains	—		—	—	—	(0.02)	(0.16)

Total distributions	—		(0.31)	(0.27)	(0.56)	(0.46)	(0.66)

Net asset value
End of period/year	$13.33		$12.89	$12.64	$12.00	$11.86	$11.94

Total return(b)	3.41	%(c)	4.47%	7.66%	6.05%	3.27%	2.23%
Net assets end of period/year (000’s)	$200,068		$202,820	$247,964	$149,664	$164,070	$186,335
Ratio and supplemental data
Expenses to average net assets	0.61	%(d)	0.61%	0.60%	0.62%	0.62%	0.67%
Net investment income, to average net assets	2.86	%(d)	3.09%	3.60%	4.56%	4.41%	3.50%
Portfolio turnover rate	72	%(c)	157%	200%	170%	184%	92%
For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$13.10		$12.86	$12.23	$12.09	$12.18	$12.53
Investment operations
Net investment income(a)	0.17		0.37	0.39	0.52	0.51	0.41
Net realized and unrealized gain (loss)	0.26		0.16	0.51	0.16	(0.14)	(0.16)

Total operations	0.43		0.53	0.90	0.68	0.37	0.25

Distributions
From net investment income	—		(0.29)	(0.27)	(0.54)	(0.44)	(0.44)
From net realized gains	—		—	—	—	(0.02)	(0.16)

Total distributions	—		(0.29)	(0.27)	(0.54)	(0.46)	(0.60)

Net asset value
End of period/year	$13.53		$13.10	$12.86	$12.23	$12.09	$12.18

Total return(b)	3.28	%(c)	4.20%	7.42%	5.78%	3.06%	1.98%
Net assets end of period/year (000’s)	$527,919		$468,117	$620,178	$26,213	$8,572	$7,558
Ratio and supplemental data
Expenses to average net assets	0.86	%(d)	0.86%	0.85%	0.87%	0.87%	0.92%
Net investment income, to average net assets	2.63	%(d)	2.84%	3.14%	4.29%	4.27%	3.27%
Portfolio turnover rate	72	%(c)	157%	200%	170%	184%	92%

(a)	Calculated based on average number of shares outstanding.

(b)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(c)	Not annualized.

(d)	Annualized.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica U.S. Government Securities VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica U.S. Government Securities VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must be collaterized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities are translated at the exchange rates in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Forward foreign currency contracts: The Fund is subject to foreign currency exchange rate risk exposure in the normal course of pursuing its investment objective. The Fund enters into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.
Open forward foreign currency contracts at June 30, 2010 are listed in the Schedule of Investments.
Futures contracts: The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount.
Subsequent payments (variation margin) are paid or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or security prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
The open futures contracts at June 30, 2010 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica U.S. Government Securities VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Treasury inflation-protected securities (“TIPS”): The Fund invests in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2010 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Cash overdraft: Throughout the period, the Fund may have cash overdraft balances. A fee is incurred on these overdrafts by a rate based on the federal funds rate.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2010.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at the amount of distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.
Market and credit risk: On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”) into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced additional steps taken by it in connection with the conservatorship. The U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. Both the liquidity backstop and the mortgage-backed securities purchase program expired December 31, 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica U.S. Government Securities VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
liable for all of its obligations associated with its mortgage-backed securities, including its guaranty obligations. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the FHFA determines that the FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.
Foreign securities in which their primary trading market closes at the same time or after the NYSE are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (“ADR”), financial futures, Exchange Traded Funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.
Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica U.S. Government Securities VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.
U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U. S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.
Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Option contracts and derivative instruments are carried at unrealized appreciation/depreciation, including forward contracts, swap contracts, and future contracts. These are generally categorized as a Level 2 in the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled by taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case for interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Fund using pricing models fall into this category and generally are categorized in Level 2 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Board of Trustees.
The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2010, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, are disclosed at the end of the Fund’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, and ML Life Insurance Company of New York.
TAM is the Fund’s investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Investment Management, LLC (“TIM”) is both an affiliate of the Fund and sub-adviser of the Fund.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, TIM and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TIM, TFS, and TCI.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica U.S. Government Securities VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:
0.55% of ANA
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
0.63% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2010, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture as of June 30, 2010.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2011. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2010 were as follows:

Purchases of securities:
Long-term	$128,345
U.S. Government	349,037
Proceeds from maturities and sales of securities:
Long-term	94,944
U.S. Government	369,326

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica U.S. Government Securities VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS
The volume of futures contracts held at period end is indicative of the volume held throughout the period. The volume of forward foreign currency contracts held throughout the period increased from zero contracts at the beginning of the period to eight contracts at the end of the period.
Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2010

Derivatives not accounted for as hedging instruments
	Interest rate	Foreign exchange
Location	contracts	contracts	Total
Asset Derivatives
Unrealized appreciation on futures contracts	$—	$—	$—	*
Unrealized appreciation on forward currency contracts		415	415
Liability Derivatives
Unrealized depreciation on futures contracts	(527)		(527)	*
Unrealized depreciation on forward currency contracts		(398)	(398)
Total	$(527)	$16	$(511)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010

Derivatives not accounted for as hedging instruments
	Interest Rate	Foreign exchange
Location	Contracts	contracts	Total
Realized Gain/(Loss) on derivative transactions
Net realized loss on futures contracts	$(1,676)	$—	$(1,676)
Change in Unrealized Appreciation/(Depreciation) on derivative transactions
Net (decrease)in unrealized (depreciation)on futures contracts	(983)		(983)
Net increase in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies		18	18
Total	$(2,659)	$18	$(2,641)
For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.
NOTE 6. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2007 — 2009), or expected to be taken in the Fund’s 2010 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica U.S. Government Securities VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 7. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of issuance of the financial statements, and has determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica U.S. Government Securities VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica U.S. Government Securities VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Transamerica Investment Management, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including composite information about fees and performance provided by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Portfolio’s performance was in line with the median for its peer universe for the past 1-year period, above the median for the past 3- and 5-year periods, and below the median for the past 10-year period. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the total expenses of the Portfolio were above the median for its peer group and below the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica WMC Diversified Growth II VP
(formerly, Transamerica Equity II VP)
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (a)	Value	During Period (a)	Expense Ratio

Transamerica WMC Diversified Growth II VP	$1,000.00	$928.60	$1.43	$1,023.31	$1.51	0.30%

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Common Stocks	97.9%
Securities Lending Collateral	25.2
Repurchase Agreement	2.0
Other Assets and Liabilities — Net	(25.1)

Total	100.0%

Transamerica Series Trust	Page 1	Semi-Annual Report 2010

Transamerica WMC Diversified Growth II VP
(formerly, Transamerica Equity II VP)
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
| |
COMMON STOCKS — 97.9%
Aerospace & Defense — 3.2%
Boeing Co. Λ	2,279	$143
Honeywell International, Inc. Λ	3,145	123
Raytheon Co.	3,126	151
Air Freight & Logistics — 0.3%
FedEx Corp. Λ	485	34
Airlines — 1.0%
Southwest Airlines Co. Λ	11,260	125
Beverages — 0.4%
Anheuser-Busch InBev NV ADR Λ	1,082	52
Capital Markets — 1.8%
Goldman Sachs Group, Inc.	1,309	172
Morgan Stanley	2,709	63
Commercial Banks — 0.7%
Wells Fargo & Co.	3,310	85
Communications Equipment — 7.4%
Cisco Systems, Inc. ‡	31,560	672
Emulex Corp. ‡ Λ	7,304	67
Juniper Networks, Inc. ‡	6,423	147
Riverbed Technology, Inc. ‡	2,473	68
Computers & Peripherals — 17.0%
Apple, Inc. ‡	2,042	514
Dell, Inc. ‡	14,340	173
EMC Corp. ‡ Λ	19,350	354
International Business Machines Corp.	5,070	626
NetApp, Inc. ‡ Λ	7,721	288
QLogic Corp. ‡ Λ	7,630	127
SanDisk Corp. ‡	2,071	87
Diversified Consumer Services — 1.1%
Apollo Group, Inc. — Class A ‡ Λ	1,030	44
ITT Educational Services, Inc. ‡ Λ	1,140	94
Electrical Equipment — 1.1%
Emerson Electric Co.	3,100	135
Energy Equipment & Services — 1.2%
Baker Hughes, Inc. Λ	1,920	80
Oceaneering International, Inc. ‡	1,770	79
Food Products — 0.9%
General Mills, Inc.	2,694	96
Green Mountain Coffee Roasters, Inc. ‡ Λ	660	17
Health Care Equipment & Supplies — 4.5%
CR Bard, Inc. Λ	1,115	86
Hologic, Inc. ‡	6,260	87
Hospira, Inc. ‡	1,177	68
Intuitive Surgical, Inc. ‡ Λ	254	80
Medtronic, Inc.	6,367	231
Stryker Corp.	850	43
Health Care Providers & Services — 2.3%
Laboratory Corp. of America Holdings ‡ Λ	1,780	134
UnitedHealth Group, Inc.	2,651	75
WellPoint, Inc. ‡	1,695	83
Hotels, Restaurants & Leisure — 2.7%
Carnival Corp.	800	24
Las Vegas Sands Corp. ‡ Λ	4,645	103
McDonald’s Corp.	1,510	99
Starbucks Corp. Λ	4,799	117
Household Products — 2.1%
Clorox Co. Λ	682	42
Procter & Gamble Co. Λ	3,814	229
Industrial Conglomerates — 1.6%
General Electric Co.	14,120	204
Insurance — 1.3%
Lincoln National Corp. Λ	6,890	167
Internet & Catalog Retail — 2.3%
Amazon.com, Inc. ‡ Λ	1,570	172
Expedia, Inc. Λ	5,800	109
priceline.com, Inc. ‡ Λ	110	19
Internet Software & Services — 3.4%
eBay, Inc. ‡	5,133	101
Google, Inc. — Class A ‡	754	335
IT Services — 0.1%
Western Union Co.	1,297	19
Life Sciences Tools & Services — 1.5%
Life Technologies Corp. ‡ Λ	1,210	57
Waters Corp. ‡ Λ	2,005	130
Machinery — 7.8%
Caterpillar, Inc. Λ	5,640	339
Cummins, Inc. Λ	1,168	76
Dover Corp. Λ	2,556	107
Illinois Tool Works, Inc. Λ	3,343	138
Ingersoll-Rand PLC Λ	3,680	127
Joy Global, Inc. Λ	1,905	95
Parker Hannifin Corp.	2,320	129
Media — 1.9%
Dreamworks Animation SKG, Inc. — Class A ‡ Λ	560	16
News Corp. — Class A	6,830	82
Omnicom Group, Inc. Λ	4,313	148
Metals & Mining — 1.3%
Nucor Corp. Λ	4,311	165
Oil, Gas & Consumable Fuels — 2.2%
Occidental Petroleum Corp.	1,240	96
Valero Energy Corp. Λ	9,826	177
Pharmaceuticals — 1.6%
Eli Lilly & Co. Λ	5,965	200
Semiconductors & Semiconductor Equipment — 9.9%
Altera Corp. Λ	12,044	299
Analog Devices, Inc.	4,791	133
Atheros Communications, Inc. ‡	2,407	66
Intel Corp.	13,260	258
Intersil Corp. — Class A Λ	11,704	142
Texas Instruments, Inc.	3,400	79
Xilinx, Inc. Λ	11,518	291
Software — 10.1%
Adobe Systems, Inc. ‡	2,130	56
BMC Software, Inc. ‡	2,975	103
Check Point Software Technologies, Ltd. ‡ Λ	3,944	116
Longtop Financial Technologies, Ltd. ADR ‡	1,132	37
Microsoft Corp.	21,240	489
Oracle Corp. Λ	17,600	378
VMware, Inc. — Class A ‡ Λ	1,981	124
Specialty Retail — 4.8%
Advance Auto Parts, Inc. Λ	2,236	112
Buckle, Inc. Λ	2,592	84
Guess?, Inc. Λ	1,924	60
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Page 2	Semi-Annual Report 2010

Transamerica WMC Diversified Growth II VP
(formerly, Transamerica Equity II VP)
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Specialty Retail (continued)
Ross Stores, Inc. Λ	2,700	$145
TJX Cos., Inc. Λ	3,360	141
Urban Outfitters, Inc. ‡ Λ	2,360	81
Textiles, Apparel & Luxury Goods — 0.4%
Coach, Inc. Λ	1,325	48

Total Common Stocks (cost $13,512)		12,567

SECURITIES LENDING COLLATERAL — 25.2%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.25% ▲	3,239,324	3,239
Total Securities Lending Collateral (cost $3,239)

	Principal	Value

REPURCHASE AGREEMENT — 2.0%
State Street Bank & Trust Co.
0.00% ▲, dated 06/30/2010, to be repurchased at $261 on 07/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $270.	$261	$261
Total Repurchase Agreement (cost $261)

Total Investment Securities (cost $17,012) #		16,067
Other Assets and Liabilities — Net		(3,224)

Net Assets		$12,843

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $3,162.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 06/30/2010.

#	Aggregate cost for federal income tax purposes is $17,012. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $620 and $1,565, respectively. Net unrealized depreciation for tax purposes is $945.
DEFINITION:
ADR American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$1,697	$—	$—	$1,697
Equities — Consumer Staples	436	—	—	436
Equities — Energy	432	—	—	432
Equities — Financials	487	—	—	487
Equities — Health Care	1,274	—	—	1,274
Equities — Industrials	1,926	—	—	1,926
Equities — Information Technology	6,150	—	—	6,150
Equities — Materials	165	—	—	165
Cash & Cash Equivalent — Repurchase Agreement	—	261	—	261
Cash & Cash Equivalent — Securities Lending Collateral	3,239	—	—	3,239
Total	$15,806	$261	$—	$16,067
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Page 3	Semi-Annual Report 2010

Transamerica WMC Diversified Growth II VP
(formerly, Transamerica Equity II VP)
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $16,751) (including securities loaned of $3,162)	$15,806
Repurchase agreement, at value (cost: $261)	$261
Receivables:
Investment securities sold	82
Securities lending income (net)	1
Dividends	6

16,156

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	63
Shares redeemed	1
Management and advisory fees	1
Audit and tax fees	9
Collateral for securities on loan	3,239

3,313

Net assets	$12,843

Net assets consist of:
Capital stock ($.01 par value)	22
Additional paid-in capital	13,948
Undistributed net investment income	189
Undistributed (accumulated) net realized gain (loss) from investment securities	(371)
Net unrealized appreciation (depreciation) on investment securities	(945)

Net assets	$12,843

Shares outstanding	2,244
Net asset value and offering price per share	$5.72
STATEMENT OF OPERATIONS
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income (withholding taxes on foreign dividends of $1)	$81
Interest income	—	(a)
Securities lending income (net)	2

	83

Expenses:
Management and advisory	21
Transfer agent	—	(a)
Printing and shareholder reports	—	(a)
Custody	4
Administration	2
Legal	—	(a)
Audit	8
Trustees	—	(a)
Other	—	(a)

Total expenses	35

Less waiver	(14)

Net expenses	21

Net investment income	62

Net realized gain (loss) on transactions from:
Investment securities	1,859

Net decrease in unrealized appreciation (depreciation) on:
Investment securities	(2,887)

Net realized and unrealized loss	(1,028)

Net decrease In net assets resulting from operations	$(966)

(a)	Rounds to less than $1.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica WMC Diversified Growth II VP
(formerly, Transamerica Equity II VP)
STATEMENTS OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2010	December 31,
	(unaudited)	2009
From operations:
Net investment income	$62	$127
Net realized gain (loss) from investment securities	1,859	(1,221)
Change in unrealized appreciation (depreciation) on investment securities	(2,887)	4,608

Net increase (decrease) in net assets resulting from operations	(966)	3,514

Distributions to shareholders:
From net investment income	—	(180)

Total distributions to shareholders	—	(180)

Capital share transactions:
Proceeds from shares sold	—	4
Dividends and distributions reinvested	—	180
Cost of shares redeemed	(210)	(455)

Net decrease in net assets from capital shares transactions	(210)	(271)

Net increase (decrease) in net assets	(1,176)	3,063

Net assets:
Beginning of period/year	$14,019	$10,956

End of period/year	$12,843	$14,019

Undistributed net investment income	$189	$127

Share activity:
Shares issued	—	1
Shares issued-reinvested from distributions	—	32
Shares redeemed	(33)	(89)

Net decrease in shares outstanding	(33)	(56)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica WMC Diversified Growth II VP
(formerly, Transamerica Equity II VP)
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2010)
For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$6.16		$4.70	$10.32	$9.50	$9.49	$11.66
Investment operations
Net investment income(a)	0.03		0.06	0.09	0.06	0.05	0.04
Net realized and unrealized gain (loss)	(0.47)		1.48	(4.28)	1.55	0.72	1.62

Total operations	(0.44)		1.54	(4.19)	1.61	0.77	1.66

Distributions
From net investment income	—		(0.08)	(0.07)	(0.05)	(0.04)	(0.14)
From net realized gains	—		—	(1.36)	(0.74)	(0.72)	(3.69)

Total distributions	—		(0.08)	(1.43)	(0.79)	(0.76)	(3.83)

Net asset value
End of period/year	$5.72		$6.16	$4.70	$10.32	$9.50	$9.49

Total return(b)	(7.14	%)(c)	32.95%	(45.59%)	17.72%	8.76%	17.29%
Net assets end of period/year (000’s)	$12,843		$14,019	$10,956	$21,551	$19,409	$19,991
Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	0.30	%(d)	0.30%	0.30%	0.30%	0.30%	0.30%
Before reimbursement/fee waiver	0.49	%(d)	0.56%	0.47%	0.47%	0.45%	0.44%
Net investment income, to average net assets	0.89	%(d)	1.07%	1.08%	0.64%	0.49%	0.36%
Portfolio turnover rate	112	%(c)	46%	32%	47%	19%	29%

(a)	Calculated based on average number of shares outstanding.

(b)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(c)	Not annualized.

(d)	Annualized.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica WMC Diversified Growth II VP
(formerly, Transamerica Equity II VP)
NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. On April 9, 2010, Transamerica Equity II VP changed its sub-adviser to Wellington Management Company, LLP (“WMC”) and also changed its name to Transamerica WMC Diversified Growth II VP. Transamerica WMC Diversified Growth II VP (the “Fund”) is part of TST.
The Fund currently offers one class of shares: an Initial Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and pursuant to the terms of the repurchase agreement, must be collaterized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund securities exposes the Fund to risks such as the following: (i) the borrower may fail to return the loaned securities; (ii) the borrower may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund attempts to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2010 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
Commissions recaptured during the period ended June 30, 2010 of less than $1 are included in the net realized gain (loss) in the Statement of Operations.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at the amount of distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica WMC Diversified Growth II VP
(formerly, Transamerica Equity II VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Foreign securities in which their primary trading market closes at the same time or after the NYSE are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (“ADR”), financial futures, Exchange Traded Funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.
The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2010, are disclosed at the end of the Fund’s Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica WMC Diversified Growth II VP
(formerly, Transamerica Equity II VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, and ML Life Insurance Company of New York.
TAM is the Fund’s investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI.
Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:
0.30% of ANA
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
0.30% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived advisory fees.
During the period ended June 30, 2010, the amount reimbursed/waived by the adviser was $14. The following amounts were available for recapture at June 30, 2010:

	Reimbursement of	Available for Recapture
	Expenses	Through

Fiscal Year 2009:	$30	12/31/2012
Fiscal Year 2008:	29	12/31/2011
Fiscal Year 2007:	34	12/31/2010
Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.
The Fund is authorized under the Distribution Plan to pay fees up to a limit of 0.15%.
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred before April 30, 2011. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica WMC Diversified Growth II VP
(formerly, Transamerica Equity II VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2010 were as follows:

Purchases of securities:
Long-term	$15,627
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	15,183
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2007 – 2009), or expected to be taken in the Fund’s 2010 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of issuance of the financial statements, and has determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Annual Report 2009

Transamerica WMC Diversified Growth II VP
(formerly, Transamerica Equity II VP)
APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT (unaudited)
At a special meeting of the Board of Trustees (the “Board” or “Board Members”) of Transamerica Series Trust held on February 8, 2010, the Board considered a proposal from Transamerica Asset Management, Inc. (“TAM”): (i) to terminate Transamerica Investment Management, LLC (“TIM”) as sub-adviser for Transamerica Equity II VP (the “Fund”); (ii) to approve an investment sub-advisory agreement between TAM and Wellington Management Company, LLP (“Wellington Management”) (the “Sub-Advisory Agreement”) for the Fund; and (iii) rename the Fund Transamerica WMC Diversified Growth II VP.
To assist the Board in their consideration of the Sub-Advisory Agreement, the Board Members received in advance of their meeting certain materials and information. It was noted that the Board Members also had received information about Wellington Management and the diversified growth strategy in conjunction with the most recent annual consideration of the advisory and sub-advisory arrangements for Transamerica Large Growth Portfolio (a series of Transamerica Partners Portfolios), a portion of which is also sub-advised by Wellington Management. In addition, the independent Board Members consulted with their independent legal counsel, discussing, among other things, the legal standards and certain other considerations relevant to the Board Members’ deliberations. Among other matters, the Board Members considered:
(a) that TAM has advised the Board Members that the appointment of Wellington Management is not expected to result in any diminution in the nature, quality and extent of services provided to the Fund and its shareholders, including compliance services;
b) that TAM has advised the Board Members that Wellington Management is an experienced and respected asset management firm and that Wellington Management has the capabilities, resources and personnel necessary to provide advisory services to the Fund based on an assessment of the services that Wellington Management provides to other funds within the Transamerica Asset Management Group (“TAMG”) fund complex, including Transamerica Partners Large Growth Portfolio, a fund sub-advised by Wellington Management which uses, for a portion of its assets, a similar investment program to that of the Fund;
(c) the proposed responsibilities of Wellington Management for the Fund and the services expected to be provided by it;
(d) the fact that the sub-advisory fees payable to Wellington Management would be paid by TAM and not the Fund;
(e) that the sub-advisory fees will be reduced; and that the sub-advisory fee paid by TAM to Wellington Management represent reasonable compensation to Wellington Management in light of the services expected to be provided; and
(f) that TAM recommended to the Board that Wellington Management be appointed as sub-adviser to the Fund based on its desire to engage a sub-adviser with the ability to implement an investment program similar to that currently used by Wellington Management in advising other accounts and with a proven performance record for that program.
Certain of these considerations are discussed in more detail below.
In their deliberations, the Board Members did not identify any particular information that was all-important or controlling, and each Board Member may have attributed different weights to the various factors. The Board Members, including a majority of the independent Board Members, concluded that the Sub-Advisory Agreement should be approved and that the fee payable thereunder is consistent with TAM’s fiduciary duty under applicable law.
Nature, Quality and Extent of Services Provided. In evaluating the nature, quality and extent of the services to be provided by Wellington Management under the Sub-Advisory Agreement, the Board Members considered, among other things, information and assurances provided by TAM and Wellington Management as to the operations, facilities, organization and personnel of Wellington Management, the anticipated ability of Wellington Management to perform its duties under its Sub-Advisory Agreement, and the anticipated changes to the current investment program and other practices of the Fund. The Board Members considered the proposed change to the Fund’s name. The Board Members considered that TAM believes that the appointment of Wellington Management is not expected to result in any diminution in the nature, quality and extent of services provided to the Fund and its shareholders, including compliance services. The Board Members considered that TAM has advised the Board Members that Wellington Management is an experienced and respected asset management firm and that TAM believes that Wellington Management has the capabilities, resources and personnel necessary to provide advisory services to the Fund based on the assessment of the services that Wellington Management provides to other funds within the TAMG complex, including a portion of the assets of Transamerica Partners Large Growth Portfolio, which serves as a model for the investment program that Wellington Management intends to implement for the Fund. The Board Members also considered that they recently had performed a full annual review of a number of sub-advisory agreements with Wellington Management. The Board also noted that TAM recommended to the Board that Wellington Management be appointed as sub-adviser to the Fund based on its desire to engage a sub-adviser with the ability to implement an investment program similar to that currently used by Wellington Management in advising other accounts and with a proven performance record for that program.
Based on their review of the materials provided and the assurances they had received from TAM, the Board Members determined that Wellington Management can provide sub-advisory services that are appropriate in scope and extent in light of the proposed investment program for the Fund and that Wellington Management’s appointment is not expected to adversely affect the nature, quality and extent of services provided to the Fund.
Fees and Costs of Services Provided. The Board Members considered the sub-advisory fee rate under the Sub-Advisory Agreement as well as the overall management fee structure of the Fund and other funds managed by TAM and Wellington Management and noted that the sub-advisory fee payable by TAM would be reduced under the Sub-Advisory Agreement. The Board Members noted that the Fund does not pay the sub-advisory fee. The Board Members determined that the sub-advisory fee paid by TAM to Wellington Management is consistent with TAM’s fiduciary duty under applicable law, and that it would review the Fund’s investment advisory fees payable during an upcoming meeting.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica WMC Diversified Growth II VP
(formerly, Transamerica Equity II VP)
APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT (unaudited)
(continued)
Economies of Scale. The Board Members noted that the advisory fee schedule, which contains breakpoints, permits certain economies of scale for the benefit of shareholders as the Fund grows, and that it would consider these breakpoints during an upcoming meeting. The Board Members noted that TAM believes that the appointment of Wellington Management as sub-adviser has the potential to attract additional assets.
Fall-Out Benefits. The Board Members noted that TAM would not realize soft dollar benefits from its relationship with Wellington Management, and that Wellington Management may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to a Fund’s brokerage transactions. The Board Members also considered the potential for increased visibility in the marketplace as a result of Wellington Management’s relationship with the Fund.
Investment Performance. The Board Members noted that the performance of Wellington Management’s Diversified Growth strategy for the period of October 2005 to September 2009 was stronger than that of the Transamerica Equity strategy (and thus of TIM) over the same periods. The Board Members noted that TAM believes that the appointment of Wellington Management could benefit shareholders by offering them the potential for superior performance based on the historical comparisons, but were unable to predict what effect execution of the Sub-Advisory Agreement would actually have on the future performance of the Fund. Based on this information, the Board Members determined that Wellington Management is capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies.
Conclusion. After consideration of the factors described above as well as other factors, the Board Members, including all of the independent members of the Board, concluded that the execution of the Sub-Advisory Agreement and the compensation to be received by Wellington Management is consistent with TAM’s fiduciary duty under applicable law and voted to approve the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica WMC Diversified Growth II VP
(formerly, Transamerica Equity II VP)
INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica WMC Diversified Growth II VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), to determine whether the agreement should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the compensation to be received by TAM under the agreement is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decision on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decision:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered TAM’s investment approach for the Portfolio. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM, and the professional qualifications of the portfolio management team of TAM. The Trustees determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Portfolio’s performance was below the median for its peer universe for the past 1- and 3- year periods and in line with the median for the past 5-year period. The Board also noted that the Portfolio’s performance reflected the management of the Portfolio’s previous sub-adviser. Accordingly, the Board agreed to monitor the Portfolio’s performance going forward. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management fee for the Portfolio. The Trustees noted that the Portfolio’s contractual management fee and total expenses were below the medians for its peer group and peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, as applicable, and determined that the management fee to be received by TAM under the agreement is consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM, in the future.
Benefits to TAM and its affiliates from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM and its affiliates from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the compensation to be received by TAM is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica WMC Diversified Growth VP
(formerly, Transamerica Equity VP)
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized Expense
Fund Name	Account Value	Value	During Period (a)	Value	During Period (a)	Ratio

Transamerica WMC Diversified Growth VP
Initial Class	$1,000.00	$922.30	$3.72	$1,020.93	$3.91	0.78%
Service Class	1,000.00	921.00	4.91	1,019.69	5.16	1.03

(a)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Common Stocks	98.4%
Securities Lending Collateral	7.3
Repurchase Agreement	1.5
Other Assets and Liabilities — Net	(7.2)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica WMC Diversified Growth VP
(formerly, Transamerica Equity VP)
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS — 98.4%
Aerospace & Defense — 3.2%
Boeing Co. ^	250,394	$15,712
Honeywell International, Inc. ^	403,343	15,742
Raytheon Co. ^	388,799	18,815
Air Freight & Logistics — 0.2%
FedEx Corp. ^	51,579	3,616
Airlines — 1.0%
Southwest Airlines Co. ^	1,392,540	15,471
Beverages — 0.4%
Anheuser-Busch InBev NV ADR ^	139,154	6,681
Capital Markets — 1.8%
Goldman Sachs Group, Inc. ^	155,779	20,450
Morgan Stanley ^	325,089	7,545
Commercial Banks — 0.7%
Wells Fargo & Co. ^	402,310	10,299
Communications Equipment — 7.5%
Cisco Systems, Inc. ‡	3,858,760	82,231
Emulex Corp. ‡ ^	894,603	8,212
Juniper Networks, Inc. ‡ ^	807,455	18,426
Riverbed Technology, Inc. ‡ ^	314,703	8,692
Computers & Peripherals — 16.7%
Apple, Inc. ‡	233,540	58,742
Dell, Inc. ‡ ^	1,705,490	20,568
EMC Corp. ‡ ^	2,399,560	43,912
International Business Machines Corp. ^	621,550	76,750
NetApp, Inc. ‡ ^	973,506	36,322
QLogic Corp. ‡ ^	990,180	16,457
SanDisk Corp. ‡ ^	214,828	9,038
Diversified Consumer Services — 1.1%
Apollo Group, Inc. — Class A ‡ ^	111,180	4,722
ITT Educational Services, Inc. ‡ ^	140,770	11,687
Electrical Equipment — 1.0%
Emerson Electric Co. ^	374,590	16,366
Energy Equipment & Services — 1.2%
Baker Hughes, Inc. ^	229,960	9,560
Oceaneering International, Inc. ‡ ^	208,338	9,354
Food Products — 0.9%
General Mills, Inc. ^	346,812	12,319
Green Mountain Coffee Roasters, Inc. ‡	96,630	2,483
Health Care Equipment & Supplies — 4.7%
CR Bard, Inc. ^	149,244	11,571
Hologic, Inc. ‡ ^	782,040	10,894
Hospira, Inc. ‡ ^	132,308	7,601
Intuitive Surgical, Inc. ‡ ^	29,004	9,154
Medtronic, Inc. ^	811,776	29,443
Stryker Corp. ^	107,729	5,393
Health Care Providers & Services — 2.4%
Laboratory Corp. of America Holdings ‡ ^	235,340	17,732
UnitedHealth Group, Inc. ^	343,363	9,752
WellPoint, Inc. ‡	205,823	10,071
Hotels, Restaurants & Leisure — 2.7%
Carnival Corp. ^	107,060	3,237
Las Vegas Sands Corp. ‡ ^	572,518	12,676
McDonald’s Corp. ^	184,811	12,174
Starbucks Corp. ^	591,791	14,380
Household Products — 2.4%
Clorox Co. ^	88,421	5,496
Procter & Gamble Co. ^	502,281	30,127
Industrial Conglomerates — 1.6%
General Electric Co. ^	1,756,280	25,326
Insurance — 1.3%
Lincoln National Corp. ^	857,644	20,832
Internet & Catalog Retail — 2.4%
Amazon.com, Inc. ‡ ^	190,140	20,774
Expedia, Inc. ^	709,900	13,332
priceline.com, Inc. ‡ ^	16,600	2,931
Internet Software & Services — 3.3%
eBay, Inc. ‡ ^	618,372	12,126
Google, Inc. — Class A ‡	87,780	39,058
IT Services — 0.1%
Western Union Co. ^	136,763	2,039
Life Sciences Tools & Services — 1.5%
Life Technologies Corp. ‡ ^	140,800	6,653
Waters Corp. ‡ ^	248,115	16,053
Machinery — 7.9%
Caterpillar, Inc. ^	673,983	40,486
Cummins, Inc. ^	130,998	8,532
Dover Corp. ^	315,160	13,171
Illinois Tool Works, Inc. ^	412,850	17,042
Ingersoll-Rand PLC ^	444,380	15,327
Joy Global, Inc. ^	211,665	10,602
Parker Hannifin Corp. ^	285,950	15,859
Media — 2.0%
Dreamworks Animation SKG, Inc. — Class A ‡ ^	69,350	1,980
News Corp. — Class A ^	859,360	10,278
Omnicom Group, Inc. ^	552,532	18,952
Metals & Mining — 1.3%
Nucor Corp. ^	524,143	20,064
Oil, Gas & Consumable Fuels — 2.1%
Occidental Petroleum Corp. ^	141,820	10,941
Valero Energy Corp.	1,217,963	21,899
Pharmaceuticals — 1.6%
Eli Lilly & Co. ^	744,049	24,926
Semiconductors & Semiconductor Equipment — 10.0%
Altera Corp. ^	1,495,205	37,095
Analog Devices, Inc. ^	598,881	16,685
Atheros Communications, Inc. ‡ ^	230,051	6,336
Intel Corp. ^	1,648,100	32,056
Intersil Corp. — Class A ^	1,481,762	17,944
Texas Instruments, Inc. ^	420,800	9,796
Xilinx, Inc. ^	1,428,191	36,076
Software — 10.2%
Adobe Systems, Inc. ‡ ^	268,400	7,094
BMC Software, Inc. ‡ ^	376,572	13,041
Check Point Software Technologies, Ltd. ‡ ^	490,125	14,449
Longtop Financial Technologies, Ltd. ADR ‡ ^	133,582	4,328
Microsoft Corp.	2,571,430	59,168
Oracle Corp. ^	2,137,140	45,863
VMware, Inc. — Class A ‡ ^	231,193	14,470
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica WMC Diversified Growth VP
(formerly, Transamerica Equity VP)
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Specialty Retail — 4.8%
Advance Auto Parts, Inc. ^	281,105	$14,106
Buckle, Inc. ^	331,228	10,738
Guess? , Inc.	225,886	7,057
Ross Stores, Inc. ^	338,780	18,053
TJX Cos., Inc. ^	402,100	16,868
Urban Outfitters, Inc. ‡ ^	283,110	9,735
Textiles, Apparel & Luxury Goods — 0.4%
Coach, Inc. ^	160,744	5,875

Total Common Stocks (cost $1,651,422)		1,535,889

SECURITIES LENDING COLLATERAL — 7.3%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.25% ▲	113,147,163	113,147
Total Securities Lending Collateral (cost $113,147)

	Principal	Value

REPURCHASE AGREEMENT — 1.5%
State Street Bank & Trust Co. 0.00% ▲, dated 06/30/2010, to be repurchased at $23,647 on 07/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $24,122.	$23,647	$23,647
Total Repurchase Agreement (cost $23,647)

Total Investment Securities (cost $1,788,216) #		1,672,683
Other Assets and Liabilities — Net		(112,838)

Net Assets		$1,559,845

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $110,420.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 06/30/2010.

#	Aggregate cost for federal income tax purposes is $1,788,216. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $70,954 and $186,487, respectively. Net unrealized depreciation for tax purposes is $115,533.
DEFINITION:
ADR            American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$209,558	$—	$—	$209,558
Equities — Consumer Staples	57,106	—	—	57,106
Equities — Energy	51,754	—	—	51,754
Equities — Financials	59,126	—	—	59,126
Equities — Health Care	159,243	—	—	159,243
Equities — Industrials	232,066	—	—	232,066
Equities — Information Technology	746,972	—	—	746,972
Equities — Materials	20,064	—	—	20,064
Cash & Cash Equivalent — Repurchase Agreement	—	23,647	—	23,647
Cash & Cash Equivalent — Securities Lending Collateral	113,147	—	—	113,147

Total	$1,649,036	$23,647	$—	$1,672,683

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica WMC Diversified Growth VP
(formerly, Transamerica Equity VP)
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $1,764,569) (including securities loaned of $110,420)	$1,649,036
Repurchase agreement, at value (cost: $23,647)	23,647
Receivables:
Investment securities sold	9,768
Shares sold	38
Securities lending income (net)	64
Dividends	732

1,683,285

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	8,597
Shares redeemed	449
Management and advisory fees	1,073
Distribution and service fees	6
Trustees fees	6
Transfer agent fees	4
Administration fees	30
Printing and shareholder reports fees	94
Audit and tax fees	9
Other	25
Collateral for securities on loan	113,147

123,440

Net assets	$1,559,845

Net assets consist of:
Capital stock ($.01 par value)	$882
Additional paid-in capital	1,978,010
Undistributed net investment income	12,926
Undistributed (accumulated) net realized gain (loss) from investment securities	(316,440)
Net unrealized appreciation (depreciation) on:
Investment securities	(115,533)

Net assets	$1,559,845

Net assets by class:
Initial Class	$1,534,646
Service Class	25,199
Shares outstanding:
Initial Class	86,765
Service Class	1,441
Net asset value and offering price per share:
Initial Class	$17.69
Service Class	17.49
STATEMENT OF OPERATIONS
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income (including withholding taxes on foreign dividends of $196)	$9,893
Interest income	2
Securities lending income (net)	302

10,197

Expenses:
Management and advisory	6,190
Printing and shareholder reports	166
Custody	79
Administration	173
Legal	39
Audit and tax	10
Trustees	35
Transfer agent	12
Registration	1
Distribution and service:
Service Class	37
Other	12

Total expenses	6,754

Net investment income	3,443

Net realized gain (loss) on transactions from:
Investment securities	208,648

Net decrease in unrealized appreciation (depreciation) on:
Investment securities	(343,466)

Net realized and unrealized loss	(134,818)

Net decrease in net assets resulting from operations	$(131,375)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica WMC Diversified Growth VP
(formerly, Transamerica Equity VP)
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2010	December 31,
	(unaudited)	2009
From operations:
Net investment income	$3,443	$9,481
Net realized gain (loss) from investment securities	208,648	(286,930)
Change in net unrealized appreciation (depreciation) on investment securities	(343,466)	679,031

Net increase (decrease) in net assets resulting from operations	(131,375)	401,582

Distributions to shareholders:
From net investment income:
Initial Class	—	(14,202)
Service Class	—	(120)

	—	(14,322)

Total distributions to shareholders	—	(14,322)

Capital share transactions:
Proceeds from shares sold:
Initial Class	14,644	37,580
Service Class	4,703	7,317

	19,347	44,897

Dividends and distributions reinvested:
Initial Class	—	14,202
Service Class	—	120

	—	14,322

Cost of shares redeemed:
Initial Class	(78,923)	(147,538)
Service Class	(6,628)	(7,604)

	(85,551)	(155,142)

Net decrease in net assets from capital shares transactions	(66,204)	(95,923)

Net increase (decrease) in net assets	(197,579)	291,337

Net assets:
Beginning of period/year	1,757,424	1,466,087

End of period/year	$1,559,845	$1,757,424

Undistributed net investment income	$12,926	$9,483

Share activity:
Shares issued:
Initial Class	748	2,290
Service Class	239	433

	987	2,723

Shares issued-reinvested from distributions:
Initial Class	—	827
Service Class	—	7

	—	834

Shares redeemed:
Initial Class	(4,066)	(9,318)
Service Class	(350)	(479)

	(4,416)	(9,797)

Net increase (decrease) in shares outstanding:
Initial Class	(3,318)	(6,201)
Service Class	(111)	(39)

	(3,429)	(6,240)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica WMC Diversified Growth VP
(formerly, Transamerica Equity VP)
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2010)
For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$19.18		$14.98	$28.90	$25.95	$23.87	$20.88
Investment operations
Net investment income (loss)(a)	0.04		0.10	0.15	0.05	0.01	(0.02)
Net realized and unrealized gain (loss)	(1.53)		4.26	(13.09)	4.07	2.07	3.43

Total operations	(1.49)		4.36	(12.94)	4.12	2.08	3.41

Distributions
From net investment income	—		(0.16)	(0.06)	(0.01)	—	(0.08)
From net realized gains	—		—	(0.92)	(1.16)	—	(0.34)

Total distributions	—		(0.16)	(0.98)	(1.17)	—	(0.42)

Net asset value
End of period/year	$17.69		$19.18	$14.98	$28.90	$25.95	$23.87

Total return(b)	(7.77%)(c)		29.20%	(46.00%)	16.29%	8.71%	16.54%
Net assets end of period/year (000’s)	$1,534,646		$1,727,961	$1,442,534	$2,938,220	$3,324,168	$1,670,310
Ratio and supplemental data
Expenses to average net assets	0.78%(d)		0.79%	0.76%	0.76%	0.77%	0.80%
Net investment income (loss), to average net assets	0.40%(d)		0.63%	0.63%	0.18%	0.04%	(0.10%)
Portfolio turnover rate	108%(c)		43%	33%	38%	47%	34%

For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
Net asset value
Beginning of period/year	$18.99		$14.80	$28.59	$25.73	$23.73	$20.80
Investment operations
Net investment income (loss)(a)	0.01		0.06	0.08	(0.02)	(0.05)	(0.07)
Net realized and unrealized gain (loss)	(1.51)		4.21	(12.95)	4.04	2.05	3.40

Total operations	(1.50)		4.27	(12.87)	4.02	2.00	3.33

Distributions
From net investment income	—		(0.08)	—	—	—	(0.06)
From net realized gains	—		—	(0.92)	(1.16)	—	(0.34)

Total distributions	—		(0.08)	(0.92)	(1.16)	—	(0.40)

Net asset value
End of period/year	$17.49		$18.99	$14.80	$28.59	$25.73	$23.73

Total return(b)	(7.90	%)(c)	28.90%	(46.17%)	16.04%	8.38%	16.28%
Net assets end of period/year (000’s)	$25,199		$29,463	$23,553	$69,701	$64,730	$37,784
Ratio and supplemental data
Expenses to average net assets	1.03	%(d)	1.04%	1.01%	1.01%	1.02%	1.05%
Net investment income (loss), to average net assets	0.15	%(d)	0.37%	0.35%	(0.07%)	(0.22%)	(0.35%)
Portfolio turnover rate	108	%(c)	43%	33%	38%	47%	34%

(a)	Calculated based on average number of shares outstanding.

(b)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(c)	Not annualized.

(d)	Annualized.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica WMC Diversified Growth VP
(formerly, Transamerica Equity VP)
NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. On April 9, 2010, Transamerica Equity VP changed its sub-adviser to Wellington Management Company, LLP and also changed its name to Transamerica WMC Diversified Growth VP. Transamerica WMC Diversified Growth VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and pursuant to the terms of the repurchase agreement, must be collaterized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2010 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
Commissions recaptured during the period ended June 30, 2010 of $43, are included in net realized gain (loss) in the Statement of Operations.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at the amount of distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica WMC Diversified Growth VP
(formerly, Transamerica Equity VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.
Foreign securities in which their primary trading market closes at the same time or after the NYSE are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (“ADR”), financial futures, Exchange Traded Funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica WMC Diversified Growth VP
(formerly, Transamerica Equity VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.
The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2010 is disclosed at the end of the Fund’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Merrill Lynch Life Insurance Company, and ML Life Insurance Company of New York.
TAM is the Fund’s investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI.
The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2010:

		% of Net
	Market Value	Assets
Transamerica Asset Allocation-Conservative VP	$35,921	2.30%

Transamerica Asset Allocation-Growth VP	73,955	4.74

Transamerica Asset Allocation-Moderate VP	103,827	6.66

Transamerica Asset Allocation-Moderate Growth VP	230,392	14.77

Total	$444,095	28.47%

Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $500 million	0.75%
Over $500 million up to $2.5 billion	0.70%
Over $2.5 billion	0.65%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
0.85% Expense Limit

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica WMC Diversified Growth VP
(formerly, Transamerica Equity VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2010, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture at June 30, 2010.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2011. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2010 were as follows:

Purchases of securities:
Long-term	$1,825,701
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	1,846,000
U.S. Government	—

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica WMC Diversified Growth VP
(formerly, Transamerica Equity VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2007 — 2009), or expected to be taken in the Fund’s 2010 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica WMC Diversified Growth VP
(formerly, Transamerica Equity VP)
APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT (unaudited)
At a special meeting of the Board of Trustees (the “Board” or “Board Members”) of Transamerica Series Trust held on February 8, 2010, the Board considered a proposal from Transamerica Asset Management, Inc. (“TAM”): (i) to terminate Transamerica Investment Management, LLC (“TIM”) as sub-adviser for Transamerica Equity VP (the “Fund”); (ii) to approve an investment sub-advisory agreement between TAM and Wellington Management Company, LLP (“Wellington Management”) (the “Sub-Advisory Agreement”) for the Fund; and (iii) rename the Fund Transamerica WMC Diversified Growth VP.
To assist the Board in their consideration of the Sub-Advisory Agreement, the Board Members received in advance of their meeting certain materials and information. It was noted that the Board Members also had received information about Wellington Management and the diversified growth strategy in conjunction with the most recent annual consideration of the advisory and sub-advisory arrangements for Transamerica Large Growth Portfolio (a series of Transamerica Partners Portfolios), a portion of which is also sub-advised by Wellington Management. In addition, the independent Board Members consulted with their independent legal counsel, discussing, among other things, the legal standards and certain other considerations relevant to the Board Members’ deliberations. Among other matters, the Board Members considered:
(a) that TAM has advised the Board Members that the appointment of Wellington Management is not expected to result in any diminution in the nature, quality and extent of services provided to the Fund and its shareholders, including compliance services;
(b) that TAM has advised the Board Members that Wellington Management is an experienced and respected asset management firm and that Wellington Management has the capabilities, resources and personnel necessary to provide advisory services to the Fund based on an assessment of the services that Wellington Management provides to other funds within the Transamerica Asset Management Group (“TAMG”) fund complex, including Transamerica Partners Large Growth Portfolio, a fund sub-advised by Wellington Management which uses, for a portion of its assets, a similar investment program to that of the Fund;
(c) the proposed responsibilities of Wellington Management for the Fund and the services expected to be provided by it;
(d) the fact that the sub-advisory fees payable to Wellington Management would be paid by TAM and not the Fund;
(e) that the sub-advisory fees will be reduced; and that the sub-advisory fee paid by TAM to Wellington Management represent reasonable compensation to Wellington Management in light of the services expected to be provided; and
(f) that TAM recommended to the Board that Wellington Management be appointed as sub-adviser to the Fund based on its desire to engage a sub-adviser with the ability to implement an investment program similar to that currently used by Wellington Management in advising other accounts and with a proven performance record for that program.
Certain of these considerations are discussed in more detail below.
In their deliberations, the Board Members did not identify any particular information that was all-important or controlling, and each Board Member may have attributed different weights to the various factors. The Board Members, including a majority of the independent Board Members, concluded that the Sub-Advisory Agreements should be approved and that the fee payable thereunder is consistent with TAM’s fiduciary duty under applicable law..
Nature, Quality and Extent of Services Provided. In evaluating the nature, quality and extent of the services to be provided by Wellington Management under the Sub-Advisory Agreement, the Board Members considered, among other things, information and assurances provided by TAM and Wellington Management as to the operations, facilities, organization and personnel of Wellington Management, the anticipated ability of Wellington Management to perform its duties under its Sub-Advisory Agreement, and the anticipated changes to the current investment program and other practices of the Fund. The Board Members considered the proposed change to the Fund’s name. The Board Members considered that TAM believes that the appointment of Wellington Management is not expected to result in any diminution in the nature, quality and extent of services provided to the Fund and its shareholders, including compliance services. The Board Members considered that TAM has advised the Board Members that Wellington Management is an experienced and respected asset management firm and that TAM believes that Wellington Management has the capabilities, resources and personnel necessary to provide advisory services to the Fund based on the assessment of the services that Wellington Management provides to other funds within the TAMG complex, including a portion of the assets of Transamerica Partners Large Growth Portfolio, which serves as a model for the investment program that Wellington Management intends to implement for the Fund. The Board Members also considered that they recently had performed a full annual review of a number of sub-advisory agreements with Wellington Management. The Board also noted that TAM recommended to the Board that Wellington Management be appointed as sub-adviser to the Fund based on its desire to engage a sub-adviser with the ability to implement an investment program similar to that currently used by Wellington Management in advising other accounts and with a proven performance record for that program.
Based on their review of the materials provided and the assurances they had received from TAM, the Board Members determined that Wellington Management can provide sub-advisory services that are appropriate in scope and extent in light of the proposed investment program for the Fund and that Wellington Management’s appointment is not expected to adversely affect the nature, quality and extent of services provided to the Fund.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica WMC Diversified Growth VP
(formerly, Transamerica Equity VP)
APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT (unaudited)
(continued)
Fees and Costs of Services Provided. The Board Members considered the sub-advisory fee rate under the Sub-Advisory Agreement as well as the overall management fee structure of the Fund and other funds managed by TAM and Wellington Management and noted that the sub-advisory fee payable by TAM would be reduced under the Sub-Advisory Agreement. The Board Members noted that the Fund does not pay the sub-advisory fee. The Board Members determined that the sub-advisory fees paid by TAM to Wellington Management is consistent with TAM’s fiduciary duty under applicable law, and that it would review the Fund’s investment advisory fees payable during an upcoming meeting.
Economies of Scale. The Board Members noted that the advisory fee schedule, which contains breakpoints, permits certain economies of scale for the benefit of shareholders as the Fund grows, and that it would consider these breakpoints during an upcoming meeting. The Board Members noted that TAM believes that the appointment of Wellington Management as sub-adviser has the potential to attract additional assets.
Fall-Out Benefits. The Board Members noted that TAM would not realize soft dollar benefits from its relationship with Wellington Management, and that Wellington Management may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to a Fund’s brokerage transactions. The Board Members also considered the potential for increased visibility in the marketplace as a result of Wellington Management’s relationship with the Fund.
Investment Performance. The Board Members noted that the performance of Wellington Management’s Diversified Growth strategy for the period of October 2005 to September 2009 was stronger than that of the Transamerica Equity strategy (and thus of TIM) over the same periods. The Board Members noted that TAM believes that the appointment of Wellington Management could benefit shareholders by offering them the potential for superior performance based on the historical comparisons, but were unable to predict what effect execution of the Sub-Advisory Agreement would actually have on the future performance of the Fund. Based on this information, the Board Members determined that Wellington Management is capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies.
Conclusion. After consideration of the factors described above as well as other factors, the Board Members, including all of the independent members of the Board, concluded that the execution of the Sub-Advisory Agreement and the compensation to be received by Wellington Management is consistent with TAM’s fiduciary duty under applicable law and voted to approve the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica WMC Diversified Growth VP
(formerly, Transamerica Equity VP)
INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL (unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica WMC Diversified Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), to determine whether the agreement should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the compensation to be received by TAM under the agreement is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decision on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decision:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered TAM’s investment approach for the Portfolio. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM, and the professional qualifications of the portfolio management team of TAM. The Trustees determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Portfolio’s performance was below the median for its peer universe for the past 1-, 3- and 5-year periods and above the median for the past 10-year period. The Board also noted that the Portfolio’s performance reflects the management of the Portfolio’s previous sub-adviser. Accordingly, the Board agreed to monitor the Portfolio’s performance going forward. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management fee for the Portfolio. The Trustees noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the total expenses of the Portfolio were above the median for its peer group below the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, as applicable, and determined that the management fee to be received by TAM under the agreement is consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fee payable under the Investment Advisory Agreement reflects economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM offers breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM, in the future

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica WMC Diversified Growth VP
(formerly, Transamerica Equity VP)
INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL (unaudited)
(continued)
Benefits to TAM and its affiliates from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM and its affiliates from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the compensation to be received by TAM is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2010

Change of Independent Registered Certified Public Accounting Firm.
PricewaterhouseCooper LLP (“PwC”) served as independent registered certified public accounting firm through April 7, 2010. On April 8, 2010, upon recommendation by Transamerica Series Trust’s Audit Committee, the Transamerica Series Trust’s Board selected Ernst & Young LLP to replace PwC as the independent public accountant for the fiscal year ending December 31, 2010.
The reports of PwC on the financial statements for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles.
During the two most recent fiscal years and through April 7, 2010, there have been no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PwC would have caused them to make reference thereto in their reports on the financial statements for such years.
During the two most recent fiscal years and through April 7, 2010, there have been no reportable events (as defined in Item 304(a)(1)(v) of Regulation S-K).
Transamerica Series Trust has requested that PwC furnish it with a letter addressed to the Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter will be filed as Exhibit 77 to Form N-SAR.

TRANSAMERICA SERIES TRUST
Transamerica Munder Net50 VP
Transamerica American Century Large Company Value VP
Transamerica T. Rowe Price Equity Income VP
RESULTS OF SHAREHOLDER PROXY (unaudited)
Effective as of the close of business on April 30, 2010, Transamerica Munder Net50 VP was reorganized into Transamerica Diversified Equity VP (formerly Transamerica Templeton Global VP); and Transamerica American Century Large Company Value VP and Transamerica T. Rowe Price Equity Income VP were reorganized into Transamerica BlackRock Large Cap Value VP.
Section 270.30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered investment management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:
At a special meeting of shareholders held on April 23, 2010, the results of Proposal 1 were as follows:
Proposal 1: To approve an Agreement and Plan of Reorganization, providing for (i) the acquisition of all the assets of Transamerica Munder Net50 VP, in exchange for shares of Transamerica Templeton Global VP to be distributed to the shareholders of Transamerica Munder Net50 VP and the assumption of all of the liabilities of Transamerica Munder Net50 VP by Transamerica Templeton Global VP, and (ii) the subsequent liquidation of Transamerica Munder Net50 VP:

		Abstentions/Broker Non-
For	Against	Votes
$80,232,688.07	$3,450,036.80	$1,487,497.66
At a special meeting of shareholders held on April 23, 2010, the results of Proposal 2 were as follows:
Proposal 2: To approve an Agreement and Plan of Reorganization, providing for (i) the acquisition of all the assets of Transamerica American Century Large Company Value VP, in exchange for shares of Transamerica BlackRock Large Cap Value VP to be distributed to the shareholders of Transamerica American Century Large Company Value VP and the assumption of all of the liabilities of Transamerica American Century Large Company Value VP by Transamerica BlackRock Large Cap Value VP, and (ii) the subsequent liquidation of Transamerica American Century Large Company Value VP:

		Abstentions/Broker Non-
For	Against	Votes
$408,651,976.50	$1,006,408.92	$1,300,108.02
At a special meeting of shareholders held on April 23, 2010, the results of Proposal 3 were as follows:
Proposal 3: To approve an Agreement and Plan of Reorganization, providing for (i) the acquisition of all the assets of Transamerica T. Rowe Price Equity Income VP, in exchange for shares of Transamerica BlackRock Large Cap Value VP to be distributed to the shareholders of Transamerica T. Rowe Price Equity Income VP and the assumption of all of the liabilities of Transamerica T. Rowe Price Equity Income VP by Transamerica BlackRock Large Cap Value VP, and (ii) the subsequent liquidation of Transamerica T. Rowe Price Equity Income VP:

		Abstentions/Broker Non-
For	Against	Votes
$260,405,959.12	$11,335,042.96	$20,180,073.95

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of Transamerica Series Trust’s proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-800-851-9777; and (2) on the SEC’s website at http://www.sec.gov.
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q which is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
You may also visit the Trust’s website at www.transamericafunds.com for this and other information about the Portfolios and the Trust. Important Notice Regarding Delivery of Shareholder Documents
Every year we send shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday—Friday. Your request will take effect within 30 days.

NOTICE OF PRIVACY POLICY
(unaudited)
Protecting your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.
If you have any questions about our privacy policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This privacy policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

P.O. Box 9012
Clearwater, FL 33758-9012

Distributor:	Transamerica Capital, Inc.
4600 South Syracuse Street
Denver, CO 80237

Customer Service: 1-800-851-9777

Item 1: Report(s) to Stockholders.
The Semi-Annual Report is attached.
Item 2: Code of Ethics.
Not applicable for semi-annual reports.
Item 3: Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4: Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5: Audit Committee of Listed Registrant.
Not applicable for semi-annual reports.
Item 6: Investments.
The schedules of investments are included in the Semi-Annual Report to Shareholders filed under Item 1 of this Form N-CSR.
Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders
There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.
Item 11: Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1) Not Applicable
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not Applicable
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Series Trust
(Registrant)

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date:	August 26, 2010

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date:	August 26, 2010

By:	/s/ Robert A. DeVault, Jr.
Robert A. DeVault, Jr.
Principal Financial Officer
Date:	August 26, 2010

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

12(a)(2)(i)	Section 302 N-CSR Certification of Chief Executive Officer
12(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
12(b)	Section 906 N-CSR Certification of Chief Executive Officer and Principal Financial Officer